As filed with the Securities and Exchange Commission on December 7, 2001
                                                Securities Act File No. 33-20827
                                        Investment Company Act File No. 811-5518


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 |X|
                 Pre-Effective Amendment No. __                              |_|
                 Post-Effective Amendment No. 76                             |X|


                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        |X|



                                Amendment No. 78                             |X|


                               ------------------

                               THE RBB FUND, INC.

               (Exact Name of Registrant as Specified in Charter)
                         Bellevue Park Corporate Center
                         400 Bellevue Parkway, Suite 100
                              Wilmington, DE 19809
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (302) 792-2555

                                                    Copies to:
TIMOTHY K. BIEDRZYCKI                             MICHAEL P. MALLOY, ESQUIRE
PFPC, Inc.                                        Drinker Biddle & Reath LLP
400 Bellevue Parkway                              One Logan Square
Wilmington, DE 19809                              18th & Cherry Streets
(Name and Address of Agent for Service)           Philadelphia, PA  19103-6996

         It is proposed that this filing will become effective (check appropriate box)

               |_| immediately upon filing pursuant to paragraph (b)

               |X| on December 18, 2001 pursuant to paragraph (b)

               |_| 60 days after filing pursuant to paragraph (a)(1)

               |_| on (date) pursuant to paragraph (a)(1)

               |_| 75 days after filing pursuant to paragraph (a)(2)

               |_| on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

               |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  Title of Securities Being Registered..................Shares of Common Stock

                   THE BEDFORD FAMILY MONEY MARKET PORTFOLIOS

                                       OF

                               THE RBB FUND, INC.

                             Money Market Portfolio

                        Municipal Money Market Portfolio

                  Government Obligations Money Market Portfolio

         This prospectus gives vital information about these money market mutual funds, advised by BlackRock Institutional Management Corporation ("BIMC" or the "Adviser"), including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.

         Please note that these funds:

         o are not bank deposits;

         o are not federally insured;

         o are not obligations of, or guaranteed or endorsed by PNC Bank, National Association, PFPC Trust Company or any other bank;

         o are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency;

         o are not guaranteed to achieve their goal(s);

         o may not be able to maintain a stable $1 share price and you may lose money.



________________________________________________________________________________
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
________________________________________________________________________________


PROSPECTUS                                                     December 18, 2001

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

TABLE OF CONTENTS
________________________________________________________________________________


A LOOK AT THE GOALS,
STRATEGIES, RISKS, EXPENSES
AND FINANCIAL HISTORY OF
EACH PORTFOLIO.

DETAILS ABOUT THE SERVICE
PROVIDERS.

POLICIES AND INSTRUCTIONS FOR
OPENING, MAINTAINING AND
CLOSING AN ACCOUNT IN ANY OF
THE PORTFOLIOS.

DETAILS ON DISTRIBUTION PLANS.







INTRODUCTION TO THE RISK/RETURN SUMMARY........................................5

PORTFOLIO DESCRIPTION

         Money Market..........................................................6

         Municipal Money Market...............................................11

         Government Obligations Money Market..................................16

PORTFOLIO MANAGEMENT

         Investment Adviser...................................................21

         Service Provider Chart...............................................22

SHAREHOLDER INFORMATION

         Pricing Shares.......................................................23

         Purchase of Shares...................................................23

         Redemption of Shares.................................................25

         Dividends and Distributions..........................................27

         Taxes................................................................27

DISTRIBUTION ARRANGEMENTS.....................................................28

FOR MORE INFORMATION..................................................Back Cover

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

INTRODUCTION TO THE RISK/RETURN SUMMARY
________________________________________________________________________________

         This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bedford Classes of The RBB Fund, Inc. (the "Company").

         The three classes of common stock (each a "Bedford Class") of the Company offered by this Prospectus represent interests in the Bedford Classes of the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio. This Prospectus and the Statement of Additional Information incorporated herein relate solely to the Bedford Classes of the Company.

         This Prospectus has been organized so that each Portfolio has its own short section with important facts about that particular Portfolio. Once you read the short sections about the Portfolios that interest you, read the sections about Purchase and Redemption of Shares of the Bedford Classes ("Bedford Shares" or "Shares"). These sections apply to all the Portfolios offered by this Prospectus.

MONEY MARKET PORTFOLIO
________________________________________________________________________________

================================================================================
                             IMPORTANT DEFINITIONS

ASSET-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.


LIQUIDITY: Liquidity is the ability to convert investments easily into cash without losing a significant amount of money in the process.


NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REPURCHASE AGREEMENT: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
================================================================================


INVESTMENT GOAL

         The fund seeks to generate current income, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES.

         To achieve this goal, we invest in a diversified portfolio of short term, high quality, U.S. dollar-denominated instruments, including government, bank, commercial and other obligations.

         Specifically, we may invest in:

         1) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).

         2) High quality commercial paper and other obligations issued or guaranteed (or otherwise supported) by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor's, Prime-2 or higher by Moody's, or F-2 or higher by Fitch, as well as high quality corporate bonds rated AA (or Aa) or higher at the time of purchase by those rating agencies. These ratings must be provided by at least two rating agencies, or by the only rating agency providing a rating.

         3) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

         4) Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables).

         5) Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.

         6) Dollar-denominated  securities  issued   or  guaranteed  by  foreign
            governments   or   their   political   subdivisions,   agencies   or
            authorities.

         7) Securities issued or guaranteed by state or local governmental bodies.

         8) Repurchase agreements relating to the above instruments.

         The fund seeks to maintain a net asset value of $1.00 per share.

         QUALITY

         Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

         MATURITY

         The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements) will be purchased.

         KEY RISKS

         The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

         The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.


         The fund's concentration of its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.


         The obligations of foreign banks and other foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

         Unrated notes, paper and other instruments may be subject to the risk that an issuer may default on its obligation to pay interest and repay principal.

         The obligations issued or guaranteed by state or local government bodies may be issued by entities in the same state and may have interest which is paid from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may impact the fund.

         Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit. The U.S. Government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the fund.

         The fund's investment in asset-backed securities may be negatively impacted by interest rate fluctuations or when an issuer pays principal on an obligation held by the fund earlier or later than expected. These events may affect their value and the return on your investment.

         The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

         We may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

         ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

         RISK / RETURN INFORMATION

         The chart and table below give you a picture of the variability of the fund's long-term performance for Bedford Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

AS OF 12/31
ANNUAL TOTAL RETURNS



                                (GRAPHIC APPEARS HERE)



          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC




3.75%   3.09%   2.41%    3.49%    5.18%   4.65%   4.88%    4.75%   4.38%   5.64%

1991     1992    1993     1994     1995    1996    1997     1998    1999    2000



Year-to-date total return for the nine months ended September 30, 2001:    4.04%
Best Quarter:                  6.57%       (quarter ended 3/31/91)
Worst Quarter:                 2.34%       (quarter ended 6/30/93)

AS OF 12/31/00
AVERAGE ANNUAL TOTAL RETURNS

                                          1 YEAR        5 YEARS      10 YEARS
                                          ------        -------      --------
MONEY MARKET                              5.64%         4.88%          4.41%

         CURRENT YIELD: The seven-day yield for the period ended 12/31/00 for the fund was 5.74%. Past performance is not an indication of future results. Yields will vary. You may call (800) 533-7719 to obtain the current seven-day yield of the fund.

================================================================================
                             IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.


OTHER EXPENSES: Include administration, transfer agency, custody, professional fees and registration fees.


DISTRIBUTION  AND  SERVICE  FEES:   Fees  that  are paid to the  Distributor for
shareholder account service and maintenance.
================================================================================

EXPENSES AND FEES

         As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

         The table below describes the fees and expenses that you may pay if you buy and hold Bedford Shares of the fund. The table is based on expenses for the most recent fiscal year.

         ANNUAL FUND OPERATING EXPENSES*
         (Expenses that are deducted from fund assets)


         Management Fees(1).............................      0.38%

         Distribution and Service (12b-1) Fees..........      0.65%

         Other Expenses(2)..............................      0.16%
                                                              -----
         Total Annual Fund Operating Expenses(3)........      1.19%
                                                              =====

         * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

         1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2002. As a result of the fee waiver, current management fees of the fund are 0.27% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

         2. "Other Expenses" for the current fiscal year are expected to be less than the amounts shown above because certain of the fund's service providers are waiving a portion of their fees and/or reimbursing the fund for certain other expenses. As a result of these fee waivers and/or reimbursements, "Other Expenses" of the fund are estimated to be 0.08%. These waivers and reimbursements are expected to remain in effect for the current fiscal year. However, they are voluntary and can be modified or terminated at any time without the fund's consent.

         3. As a result of the fee waivers and/or reimbursements set forth in notes 1 and 2, the total annual fund operating expenses, which are estimated to be incurred during the current fiscal year, are 1.00%. Although these fee waivers and/or reimbursements are expected to remain in effect for the current fiscal year, they are voluntary and may be terminated at any time at the option of BIMC or the fund's service providers.


         EXAMPLE:

         The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                     1 YEAR         3 YEARS     5 YEARS         10 YEARS
                     ------         -------     -------         --------
BEDFORD SHARES        $121            $378        $654           $1,443

FINANCIAL HIGHLIGHTS
________________________________________________________________________________

         The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).


FINANCIAL HIGHLIGHTS (a)
         (FOR A BEDFORD SHARE OUTSTANDING THROUGHOUT EACH YEAR)



                             MONEY MARKET PORTFOLIO


                                                      FOR THE          FOR THE         FOR THE         FOR THE          FOR THE
                                                    YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                  AUGUST 31, 2001  AUGUST 31, 2000 AUGUST 31, 1999 AUGUST 31, 1998  AUGUST 31, 1997
                                                  ---------------  --------------- --------------- ---------------  ---------------
Net asset value at beginning of year............      $   1.00         $   1.00        $   1.00        $   1.00        $     1.00
                                                      --------         --------        --------        --------        ----------
Income from investment operations:
     Net investment income......................        0.0460           0.0512          0.0425          0.0473            0.0462
                                                      --------         --------        --------        --------        ----------
         Total net income from investment
              operations........................        0.0460           0.0512          0.0425          0.0473            0.0462
                                                      --------         --------        --------        --------        ----------
Less distributions
     Dividends (from net investment income).....       (0.0460)         (0.0512)        (0.0425)        (0.0473)          (0.0462)
                                                      --------         --------        --------        --------        ----------
         Total distributions....................       (0.0460)         (0.0512)        (0.0425)        (0.0473)          (0.0462)
                                                      --------         --------        --------        --------        ----------
Net asset value at end of year..................      $   1.00         $   1.00        $   1.00        $   1.00        $     1.00
                                                      ========         ========        ========        ========        ==========
Total Return....................................         4.70%            5.24%           4.34%           4.84%             4.72%
Ratios/Supplemental Data
     Net assets at end of year (000)............      $676,964         $423,977        $360,123        $762,739        $1,392,911
     Ratios of expenses to average net assets
         After advisory/administration/transfer agent
              fee waivers.......................       1.00%(b)          .97%(b)         .97%(b)         .97%(b)           .97%(b)
     Ratios of net investment income to average net
         assets
         After advisory/administration/transfer agent
              fee waivers.......................         4.46%            5.15%           4.25%           4.73%             4.62%

(a) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

(b) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.19%, 1.05%, 1.08%, 1.10% and 1.12% for the years ended August 31,
    2001, 2000, 1999, 1998 and 1997, respectively.


MUNICIPAL MONEY MARKET PORTFOLIO
________________________________________________________________________________

================================================================================
                             IMPORTANT DEFINITIONS

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

GENERAL OBLIGATION BONDS: Bonds which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.


LIQUIDITY: Liquidity is t he ability to convert investments easily into cash without losing a significant amount of money in the process.


MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL SECURITY: A short-term obligation issued by or on behalf of states and possessions of the United States, their political subdivisions and their agencies and authorities.

NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REVENUE BONDS: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

TAX-EXEMPT COMMERCIAL PAPER: Short-term Municipal Securities with maturities of 1 to 270 days.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
================================================================================



INVESTMENT GOAL

         The fund seeks to generate current income exempt from federal income taxes, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

         To achieve this goal, we invest in a diversified portfolio of Municipal Securities. Specifically, we may invest in:

         1) Fixed and variable rate notes and similar debt instruments rated or issued by issuers who have ratings at the time of purchase of MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by Standard & Poor's or F-2 or higher by Fitch (or guaranteed or otherwise supported by entities with such ratings).

         2) Tax-exempt commercial paper and similar debt instruments rated or issued by issuers who have ratings at the time of purchase of Prime-2 or higher by Moody's, A-2 or higher by Standard & Poor's or F-2 or higher by Fitch (or guaranteed or otherwise supported by entities with such ratings).

         3) Municipal bonds rated or issued by issuers who have ratings at the time of purchase of Aa or higher by Moody's or AA or higher by Standard & Poor's or Fitch (or guaranteed or otherwise supported by entities with such ratings).

         4) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

         5) Municipal bonds and notes whose principal and interest payments are guaranteed by the U.S. Government or one of its agencies or authorities or which otherwise depend on the credit of the United States.

         The fund seeks to maintain a net asset value of $1.00 per share.


         We normally invest at least 80% of its net assets in Municipal Securities and other instruments the income from which is exempt from federal income tax, but may be subject to the Federal Alternative Minimum Tax.


         The fund may hold uninvested cash reserves during temporary defensive periods or, if in our opinion suitable Municipal Securities are not available. The fund may hold all of its assets in uninvested cash reserves during temporary defensive periods. Uninvested cash will not earn income.

         We intend to have no more than 25% of its total assets in Municipal Securities of issuers located in the same state.

         QUALITY

         Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

         MATURITY

         The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments) will be purchased.

         KEY RISKS

         The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

         The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

         Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund's assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Moral obligation bonds are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Risk exists that a municipality will not honor moral obligation bonds. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities.

         There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice.

         The fund may invest in bonds whose interest may be subject to the Federal Alternative Minimum Tax. Interest received on these bonds by a taxpayer subject to the Federal Alternative Minimum Tax is taxable.

         We may invest 25% or more of assets in Municipal Securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in Municipal Securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

         We will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-free status of investments and will not do our own analysis regarding tax-free status.

         The fund may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

         ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

         RISK / RETURN INFORMATION

         The chart and table below give you a picture of the variability of the fund's long-term performance for Bedford Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

AS OF 12/31
ANNUAL TOTAL RETURNS

                                (GRAPHIC APPEARS HERE)


          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


3.85%    2.40%   1.86%   2.25%   3.14%   2.89%   2.95%   2.77%    2.52%    3.32%

1991     1992    1993    1994    1995    1996    1997    1998     1999     2000


Year-to-date total return for the nine months ended September 30, 2001:    2.46%
Best Quarter:             4.19%            (quarter ended 3/31/91)
Worst Quarter:            1.74%            (quarter ended 3/31/94)

AS OF 12/31/00
AVERAGE ANNUAL TOTAL RETURNS

                                       1 YEAR         5 YEARS        10 YEARS
                                       ------         -------        --------
MUNICIPAL MONEY MARKEt                 3.32%          3.17%            2.94%

         CURRENT YIELD: The seven-day yield for the period ended 12/31/00 for the fund was 3.79%. Past performance is not an indication of future results. Yields will vary. You may call (800) 533-7719 to obtain the current seven-day yield of the fund.

================================================================================
                             IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.


OTHER EXPENSES: Include administration, transfer agency, custody, professional fees and registration fees.


DISTRIBUTION AND SERVICE FEES:   Fees  that  are  paid  to  the  Distributor for
shareholder account service and maintenance.
================================================================================

         EXPENSES AND FEES

         As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

         The table below describes the fees and expenses that you may pay if you buy and hold Bedford Shares of the fund. The table is based on expenses for the most recent fiscal year.

         ANNUAL FUND OPERATING EXPENSES*
         (Expenses that are deducted from fund assets)

         Management Fees(1)................................       0.35%


         Distribution and Service (12b-1) Fees.............       0.65%

         Other Expenses....................................       0.29%
                                                                  -----
         Total Annual Fund Operating Expenses(2)...........       1.29%
                                                                  =====


         * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

         1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ended August 31, 2002. As a result of the fee waiver, current management fees of the fund are 0.06% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

         2. As a result of the fee waiver set forth in note 1, the total annual fund operating expenses, which are estimated to be incurred during the current fiscal year, are 1.00%. Although this fee waiver is expected to remain in effect for the current fiscal year, it is voluntary and may be terminated at any time at the option of BIMC.


         EXAMPLE:

         The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                       1 YEAR          3 YEARS        5 YEARS         10 YEARS
                       ------          -------        -------         --------
BEDFORD SHARES          $131             $409          $708            $1,556

FINANCIAL HIGHLIGHTS
________________________________________________________________________________

         The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).


FINANCIAL HIGHLIGHTS (a)
         (FOR A BEDFORD SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                        MUNICIPAL MONEY MARKET PORTFOLIO

                                                       FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                    AUGUST 31, 2001 AUGUST 31, 2000 AUGUST 31, 1999 AUGUST 31, 1998 AUGUST 31, 1997
                                                    --------------- --------------- --------------- --------------- ---------------
Net asset value at beginning of year............       $   1.00        $   1.00        $   1.00        $   1.00         $   1.00
                                                       --------        --------        --------        --------         --------
Income from investment operations:
     Net investment income......................         0.0286          0.0301          0.0243          0.0286           0.0285
                                                       --------        --------        --------        --------         --------
         Total net income from investment
              operations........................         0.0286          0.0301          0.0243          0.0286           0.0285
                                                       --------        --------        --------        --------         --------
Less distributions
     Dividends (from net investment income).....        (0.0286)        (0.0301)        (0.0243)        (0.0286)         (0.0285)
                                                       --------        --------        --------        --------         --------
         Total distributions....................        (0.0286)        (0.0301)        (0.0243)        (0.0286)         (0.0285)
                                                       --------        --------        --------        --------         --------
Net asset value at end of year..................       $   1.00        $   1.00        $   1.00        $   1.00         $   1.00
                                                       ========        ========        ========        ========         ========
Total Return....................................          2.90%           3.05%           2.46%           2.97%            2.88%
Ratios/Supplemental Data
     Net assets at end of year (000)............       $155,217        $131,201        $150,278        $147,633         $213,034
Ratios of expenses to average net assets
         After advisory/administration/transfer agent
              fee waivers.......................         .90%(b)         .89%(b)         .89%(b)         .89%(b)          .85%(b)
Ratios of net investment income to average
     net assets
         After advisory/administration/transfer agent
              fee waivers.......................          2.83%           2.98%           2.43%           2.86%            2.85%

(a) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

(b) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.29%, 1.21%, 1.15%, 1.15% and 1.14% for the years ended August 31, 2001, 2000, 1999, 1998 and 1997, respectively.


GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
________________________________________________________________________________



================================================================================
                             IMPORTANT DEFINITIONS

ASSET-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.


LIQUIDITY: Liquidity is the ability to convert investments easily into cash without losing a significant amount of money in the process.


NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REPURCHASE AGREEMENT: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
================================================================================



INVESTMENT GOAL

         The fund seeks to generate current income to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

         To achieve this goal, we invest exclusively in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and related repurchase agreements.

         The fund seeks to maintain a net asset value of $1.00 per share.

         QUALITY

         Under guidelines established by the Company's Board of Directors, we will purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. The fund may also purchase unrated securities determined by us to be of comparable quality.

         MATURITY

         The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements) will be purchased.

         SECURITIES LENDING

         The fund may lend some of its securities on a short-term basis in order to earn extra income. The fund will receive collateral in cash or high quality securities equal to the current value of the loaned securities. These loans will be limited to 33 1/3% of the value of the fund's total assets.

         KEY RISKS

         The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

         The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

         Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit. The U.S. Government gives no assurances that it will provide financial support if it is not obligated to do so by law. Default in these issuers could negatively impact the fund.

         The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

         We may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

         Securities loans involve the risk of a delay in receiving additional collateral if the value of the securities goes up while they are on loan. There is also the risk of delay in recovering the loaned securities and of losing rights to the collateral if a borrower goes bankrupt. Therefore, the fund may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

         ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

         RISK/RETURN INFORMATION

         The chart and table below give you a picture of the variability of the fund's long-term performance for Bedford Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

AS OF 12/31
ANNUAL TOTAL RETURNS

                                (GRAPHIC APPEARS HERE)


           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


5.42%    3.01%    2.29%    3.41%   5.06%   4.54%   4.68%   4.59%   4.22%   5.43%

1991     1992     1993     1994    1995    1996    1997    1998    1999    2000



Year-to-date total return for the nine months ended September 30, 2001:    3.78%
Best Quarter:     6.04%                (quarter ended 3/31/91)
Worst Quarter:    2.29%                (quarter ended 3/31/94)

AS OF 12/31/00
AVERAGE ANNUAL TOTAL RETURNS

                                          1 YEAR      5 YEARS     10 YEARS
                                          ------      -------     --------
GOVERNMENT OBLIGATIONS MONEY MARKET       5.43%       4.69%         4.26%

         CURRENT YIELD: The seven-day yield for the period ended 12/31/00 for the fund was 5.47%. Past performance is not an indication of future results. Yields will vary. You may call (800) 533-7719 to obtain the current seven-day yield of the fund.

================================================================================
                             IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.


OTHER EXPENSES: Include administration, transfer agency, custody, professional fees and registration fees.


DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.
================================================================================

         EXPENSES AND FEES

         As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

         The table below describes the fees and expenses that you may pay if you buy and hold Bedford Shares of the fund. The table is based on expenses for the most recent fiscal year.

         ANNUAL FUND OPERATING EXPENSES*
         (Expenses that are deducted from fund assets)


         Management Fees(1)........................       0.45%

         Distribution and Service (12b-1) Fees.....       0.65%

         Other Expenses............................       0.12%
                                                          -----
         Total Annual Fund Operating Expenses(2)...       1.22%
                                                          =====


         * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.


         1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2002. As a result of the fee waiver, current management fees of the fund are 0.23% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

         2. As a result of the fee waiver set forth in note 1, the total annual fund operating expenses, which are estimated to be incurred during the current fiscal year, are 1.00%. Although this fee waiver is expected to remain in effect for the current fiscal year, it is voluntary and may be terminated at any time at the option of BIMC.


EXAMPLE:

         The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                           1 YEAR       3 YEARS      5 YEARS      10 YEARS
                           ------       -------      -------      --------
BEDFORD SHARES              $124          $387         $670        $1,477

FINANCIAL HIGHLIGHTS
________________________________________________________________________________

         The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).


FINANCIAL HIGHLIGHTS (a)
         (FOR A BEDFORD SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                 GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                                                       FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                    AUGUST 31, 2001 AUGUST 31, 2000 AUGUST 31, 1999 AUGUST 31, 1998 AUGUST 31, 1997
                                                    --------------- --------------- --------------- --------------- ---------------
Net asset value at beginning of year............         $   1.00       $   1.00       $   1.00        $   1.00        $   1.00
                                                         --------       --------       --------        --------        --------
Income from investment operations:
     Net investment income......................           0.0441         0.0492         0.0409          0.0464          0.0449
                                                         --------       --------       --------        --------        --------
         Total net income from investment
              operations........................           0.0441         0.0492         0.0409          0.0464          0.0449
                                                         --------       --------       --------        --------        --------
Less distributions
     Dividends (from net investment income).....          (0.0441)       (0.0492)       (0.0409)        (0.0464)        (0.0449)
                                                         --------       --------       --------        --------        --------
         Total distributions....................          (0.0441)       (0.0492)       (0.0409)        (0.0464)        (0.0449)
                                                         --------       --------       --------        --------        --------
  Net asset value at end of year................         $   1.00       $   1.00       $   1.00        $   1.00        $   1.00
                                                         ========       ========       ========        ========        ========
         Total Return...........................            4.50%          5.03%          4.17%           4.74%           4.59%
Ratios/Supplemental Data
     Net assets at end of year (000)............         $127,805       $102,322       $113,050        $128,447        $209,715
     Ratios of expenses to average net assets
         After advisory/administration/transfer agent
              fee waivers.......................          1.00%(b)       .977%(b)       .975%(b)        .975%(b)        .975%(b)
     Ratios of net investment income to average
         net assets
         After advisory/administration/transfer agent
              fee waivers.......................            4.27%          4.92%          4.09%           4.63%           4.49%

(a) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

(b) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.22%, 1.12%, 1.13%, 1.10% and 1.09% for the years ended August 31, 2001, 2000, 1999, 1998 and 1997, respectively.


PORTFOLIO MANAGEMENT
________________________________________________________________________________

         INVESTMENT ADVISER


         BIMC, a majority-owned indirect subsidiary of PNC Bank, N.A. serves as investment adviser and is responsible for all purchases and sales of each fund's portfolio securities. BIMC and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $72.9 billion. BIMC (formerly known as PNC Institutional Management Corporation or PIMC) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 100 Bellevue Parkway, Wilmington, DE 19809.

         For the fiscal year ended August 31, 2001, BIMC received the following fees as a percentage of each fund's average net assets:

         Money Market Portfolio                                   0.27%
         Municipal Money Market Portfolio                            0%
         Government Obligations Money Market Portfolio            0.23%


         The following chart shows the funds' other service providers and includes their addresses and principal activities.

                              --------------------
                                  SHAREHOLDERS
                              --------------------

Distribution                  --------------------
and                          PRINCIPAL DISTRIBUTOR
Shareholder
Services                     PFPC DISTRIBUTORS, INC.
                               3200 HORIZON DRIVE
                            KING OF PRUSSIA, PA 19406

                        Distributes shares of the funds.
                              --------------------

                              --------------------
                                 TRANSFER AGENT

                                    PFPC INC.
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809

                          Handles shareholder services,
                          including record-keeping and
                      statements, distribution of dividends
                         and processing of buy and sell
                                    requests.
                              --------------------

Asset                         --------------------
Management                     INVESTMENT ADVISER

                             BLACKROCK INSTITUTIONAL
                             MANAGEMENT CORPORATION
                              100 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809

                        Manages each fund's business and
                             investment activities.
                              --------------------

                              --------------------
                                    CUSTODIAN

                               PFPC TRUST COMPANY
                             8800 TINICUM BOULEVARD
                                    SUITE 200
                             PHILADELPHIA, PA 19153

                      Holds each fund's assets, settles all
                      portfolio trades and collects most of
                         the valuation data required for
                        calculating each fund's net asset
                                 value ("NAV").
                              --------------------

Fund                          --------------------
Operations                   ADMINISTRATOR AND FUND
                                ACCOUNTING AGENT

                                    PFPC INC.
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809

                       Provides facilities, equipment and
                     personnel to carry out administrative
                       services related to each fund and
                     calculates each fund's NAV, dividends
                               and distributions.
                              --------------------

                              --------------------
                               BOARD OF DIRECTORS

                        Supervises the funds' activities.
                              --------------------

SHAREHOLDER INFORMATION
________________________________________________________________________________

PRICING SHARES

         The price of your  shares is also  referred  to as the net asset  value
(NAV).

         The NAV is determined twice daily at 12:00 noon and at 4:00 p.m., Eastern Time, each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. It is calculated by dividing a fund's total assets, less its liabilities, by the number of shares outstanding.


         During certain emergency closings of the NYSE, however, a fund may open for business if it can maintain its operations. In this event, the fund will determine its NAV as described above. To determine if a fund is open for business on a day the NYSE is closed for an emergency, please contact us by calling the telephone number listed on the last page.

         On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each fund reserves the right to close at or prior to the BMA recommended closing time. If a fund does so, it will process purchase and redemption orders received after the fund's closing time on the next business day.


         Each fund values its securities using amortized cost. This method values a fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of changing interest rates.

PURCHASE OF SHARES

         GENERAL. You may purchase Bedford Shares through an account maintained by your brokerage firm (the "Account") and you may also purchase Shares directly by mail or wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Company in its sole discretion may accept or reject any order for purchases of Bedford Shares.


         Purchases will be effected at the net asset value next determined after PFPC, the Company's transfer agent, has received a purchase order in good order and the Company's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. The chart below outlines the deadlines for execution of purchase orders. On any Business Day, orders which are accompanied by Federal Funds and received by the Company by the established deadline, and orders as to which payment has been converted into Federal Funds by the deadline, will be executed as of the deadline on that Business Day.

         PORTFOLIO                                   TIME
         ---------                                   ----
         Money Market..........................      4:00 p.m. Eastern Time
         Municipal Money Market................      12:00 noon Eastern Time
         Government Obligations................      2:30 p.m. Eastern Time

         For the Bedford Municipal Money Market and Bedford Government Obligations Portfolios, orders which are accompanied by Federal Funds and received by PFPC after the deadline but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after the deadline but prior to the close of regular trading on the NYSE on any Business Day, will be executed as of the close of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. For the Bedford Municipal Money Market and Bedford Government Obligations Portfolios, orders which are accompanied by Federal Funds and received by the Company on or after the close of regular trading on the NYSE, and orders as to which payment has been converted to Federal Funds on or after the close of regular trading on the NYSE on a Business Day will be processed as of the deadline on the following Business Day.

         For the Bedford Money Market Portfolio, orders which are accompanied by Federal Funds and received by the Company after the close of regular trading on the NYSE, and orders as to which payment has been converted to Federal Funds after the close of regular trading on the NYSE on a Business Day will be processed as of the deadline on the following Business Day.


         PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an Account with your broker through procedures and requirements established by your broker. In such event, beneficial ownership of Bedford Shares will be recorded by your broker and will be reflected in the Account statements provided to you by your broker. Your broker may impose minimum investment Account requirements. Even if your broker does not impose a sales charge for purchases of Bedford Shares, depending on the terms of your Account with your broker, the broker may charge to your Account fees for automatic investment and other services provided to your Account. Information concerning Account requirements, services and charges should be obtained from your broker, and you should read this Prospectus in conjunction with any information received from your broker. Shares are held in the street name account of your broker and if you desire to transfer such shares to the street name account of another broker, you should contact your current broker.

         A broker with whom you maintain an Account may offer you the ability to purchase Bedford Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. If you participate in a Purchase Program, then you will have your "free-credit" cash balances in your Account automatically invested in Shares of the Bedford Class designated by you as the "Primary Bedford Class" for your Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Company. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in your Account to participate in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning your Account under a Purchase Program should be directed to your broker. As a participant in a Purchase Program, you may change the designation of the Primary Bedford Class at any time by so instructing your broker.


         If your broker makes special arrangements under which orders for Bedford Shares are received by PFPC prior to the deadline indicated in the chart above, and your broker guarantees that payment for such Shares will be made in available Federal Funds to the Company's custodian prior to the close of regular trading on the NYSE on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of the deadline on the date the purchase order is received by PFPC. Otherwise, if the broker has not made such an arrangement, pricing of shares will occur as described above under "General".


         DIRECT PURCHASES. You may also make direct investments at any time in any Bedford Class you select through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). You may make an initial investment in any of the Bedford Classes by mail by fully completing and signing an application obtained from a Dealer (the "Application"), specifying the Portfolio in which you wish to invest, and mailing it, together with a check payable to "The Bedford Family" to the Bedford Family, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to you unless it contains the name of the Dealer from whom you obtained it. Subsequent purchases may be made through a Dealer or by forwarding payment to the Company's transfer agent at the foregoing address.

         Provided that your investment is at least $2,500, you may also purchase Shares in any of the Bedford Classes by having your bank or Dealer wire Federal Funds to the Company's Custodian, PFPC Trust Company. Your bank or Dealer may impose a charge for this service. The Company does not currently charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of your Federal Funds wire, for an initial investment, it is important that you follow these steps:

             A. Telephone  the  Company's   transfer   agent,  PFPC,   toll-free
                (800) 533-7719 and provide your name, address, telephone number, Social Security or Tax Identification Number, the Bedford Class selected, the amount being wired, and by which bank or Dealer. PFPC will then provide you with an account number. (If you have an existing account, you should also notify PFPC prior to wiring funds.)

             B. Instruct  your  bank  or  Dealer  to  wire the specified amount, together with your assigned account number, to PFPC's account with PNC Bank.
                PNC Bank, N.A., Philadelphia, PA
                ABA-0310-0005-3.
                FROM: (your name)
                ACCOUNT NUMBER: (your account number with the Portfolio)
                FOR PURCHASE OF: (name of the Portfolio)
                AMOUNT: (amount to be invested)

             C. Fully complete and sign  the Application  and  mail  it  to  the address shown thereon. PFPC will not process initial purchases until it receives a fully completed and signed Application.

         For subsequent investments, you should follow steps A and B above.

         RETIREMENT PLANS. Bedford Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PFPC Trust Company acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with your tax adviser.

REDEMPTION OF SHARES


         GENERAL. Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Company's transfer agent, PFPC. The chart below outlines the deadlines for the redemption of Bedford Money Market Shares. You may redeem all or some of your Shares in accordance with one of the procedures described below.

         REDEMPTION OF SHARES IN AN ACCOUNT. If you beneficially own Bedford Shares through an Account, you may redeem Bedford Shares in your Account in accordance with instructions and limitations pertaining to your Account by contacting your broker. If such notice is received by PFPC by the established deadline on any Business Day, the redemption will be effective as of the deadline on that day. Payment of the redemption proceeds will be made after the deadline on the day the redemption is effected, provided that the Company's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. For the Bedford Municipal Money Market and Government Obligations Portfolios, if the redemption request is received between the deadline and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all of your Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.

         PORTFOLIO                             TIME
         ---------                             ----
         Money Market.......................   4:00 p.m. Eastern Time
         Municipal Money Market.............   12:00 noon Eastern Time
         Government Obligations.............   2:30 p.m. Eastern Time


         Your brokerage firm may also redeem each day a sufficient number of Shares of the Primary Bedford Class to cover debit balances created by transactions in your Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

         Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.
         REDEMPTION OF SHARES OWNED DIRECTLY. If you own Shares directly, you may redeem any number of Shares by sending a written request to The Bedford Family c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer
Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

         If you are a direct investor, you may redeem your Shares without charge by telephone if you have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, you must file a Telephone Authorization Form with PFPC. This form is available from PFPC. Once this election has been made, you may simply contact PFPC by telephone to request the redemption by calling (800) 533-7719. Neither the Company, the Distributor, the Portfolios, the Administrator nor any other Company agent will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that they reasonably believe to be genuine.

         The Company's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and name of the portfolio, all of which must match the Company's records; (3) requiring the Company's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the Company elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions,
securities  dealers,   financial  planners  or  other  industry   professionals,
additional  documentation  or  information  regarding  the scope of authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

         Proceeds of a telephone redemption request will be mailed by check to your registered address unless you have designated in your Application or Telephone Authorization Form that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to your bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Company may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

         REDEMPTION BY CHECK. If you are a direct investor or you do not have check writing privileges for your Account, the Company will provide to you forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, your broker may establish a higher minimum. If you wish to use this check writing redemption procedure, you should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. If you own Shares through an Account, you should contact your broker for signature cards. Investors with joint accounts may elect to have checks honored with a single signature. Check redemptions will be sub-ject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Company or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

         When a check is presented to PNC Bank for clearance, PNC Bank, as your agent, will cause the Company to redeem a sufficient number of your full and fractional Shares to cover the amount of the check. This procedure enables you to continue to receive dividends on your Shares representing the amount being redeemed by check until such time as the check is presented to PNC Bank.
Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

         ADDITIONAL REDEMPTION INFORMATION. The Company ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Company will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. You should consider purchasing Shares using a certified or bank check or money order if you anticipate an immediate need for redemption proceeds.

         The Company does not impose a charge when Shares are redeemed. The Company reserves the right to redeem any account in a Bedford Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the SEC.

         If the Board of Directors determines that it would be detrimental to the best interest of the remaining shareholders of the funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a fund.

DIVIDENDS AND DISTRIBUTIONS


The Company will distribute substantially all of the net investment income and net realized capital gains, if any, of each fund to each fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Bedford Class unless a shareholder elects otherwise. The net investment income (not including any net short-term capital gains) earned by each fund will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record as of the determination of net asset value made as of the close of trading of the NYSE. Shares will begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Net short-term capital gains, if any, will be distributed at least annually.


TAXES

         Distributions from the Money Market Portfolio and the Government Obligations Money Market Portfolio will generally be taxable to shareholders. It is expected that all, or substantially all, of these distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

         Distributions from the Municipal Money Market Portfolio will generally constitute tax-exempt income for shareholders for federal income tax purposes. It is possible, depending upon the Portfolios' investments, that a portion of the Portfolio's distributions could be taxable to shareholders as ordinary income or capital gains, but it is not expected that this will be the case.

         Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio generally will not be deductible for federal income tax purposes.

         You should note that a portion of the exempt-interest dividends paid by the Municipal Money Market Portfolio may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

         If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

         Although distributions from the Municipal Money Market Portfolio are exempt for federal income tax purposes, they will generally constitute taxable income for state and local income tax purposes except that, subject to limitations that vary depending on the state, distributions from interest paid by a state or municipal entity may be exempt from tax in that state.

         The foregoing is only a summary of certain tax considerations under the current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different United States Federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

DISTRIBUTION ARRANGEMENTS
________________________________________________________________________________


         Bedford Shares of the funds are sold without a sales load on a continuous basis by PFPC Distributors, Inc., whose principal business address is at 3200 Horizon Drive, King of Prussia, PA 19406.


         The  Board  of  Directors  of the  Company  approved  and  adopted  the
Distribution Agreement and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Bedford Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Bedford Class. The actual amount of such compensation is agreed upon from time to time by the Company's Board of Directors and the Distributor.
Under  the  Distribution  Agreement,   the  Distributor  has  agreed  to  accept
compensation  for its services  thereunder  and under the Plans in the amount of
 .65% of the average daily net assets of the relevant Class on an annualized basis in any year. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

         Under the Distribution Agreement and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant
Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Bedford Shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Bedford Classes as well as for related direct mail, advertising and promotional expenses.

         Each of the Plans obligates the Company, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Bedford Class the fee agreed to under the Distribution Agreement. Payments under the Plans are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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




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


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
Wilmington, Delaware

DISTRIBUTOR
PFPC Distributors, Inc.
King of Prussia, Pennsylvania

CUSTODIAN
PFPC Trust Company
Philadelphia, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania





PROSPECTUS
THE BEDFORD FAMILY



MONEY MARKET PORTFOLIO
_________________________________
MUNICIPAL MONEY MARKET PORTFOLIO
_________________________________
GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO
_________________________________




DECEMBER 18, 2001

FOR MORE INFORMATION:

         This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Bedford Family is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

         These reports contain additional information about each of the funds' investments, describe the funds' performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


         A Statement of Additional Information, dated December 18, 2001 (SAI), has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Bedford Family, may be obtained free of charge, along with the Bedford Family annual and semi-annual reports, by calling (800) 533-7719. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally considered a part of this Prospectus).


SHAREHOLDER ACCOUNT SERVICE REPRESENTATIVES

         Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 5 p.m. (Eastern time) Monday-Friday. Call: (800) 533-7719.

PURCHASES AND REDEMPTIONS

         Call your broker or (800) 533-7719.

WRITTEN CORRESPONDENCE

Post Office Address:       Bedford Family
                           c/o PFPC Inc.
                           PO Box 8950
                           Wilmington, DE 19899-8950

Street Address:            Bedford Family
                           c/o PFPC Inc.
                           400 Bellevue Parkway
                           Wilmington, DE 19809

SECURITIES AND EXCHANGE COMMISSION (SEC)


         You may also view information about The RBB Fund, Inc. and the funds, including the SAI, by visiting the SEC's Public Reference Room in Washington, D.C. or the EDGAR Database on the SEC's Internet site at WWW.SEC.GOV. You may also obtain copies of fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: PUBLICINFO@SEC.GOV., or by sending your written request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102. You may obtain information on the operation of the public reference room by calling the SEC at 1-202-942-8090.




                   INVESTMENT COMPANY ACT FILE NO. 811-05518

(LOGO)
BEAR
STEARNS
[GRAPHIC OMITTED]

          MONEY MARKET
          PORTFOLIO


          Prospectus
          December 18, 2001



 FOR INFORMATION ABOUT THE BEAR STEARNS FUNDS, CONSULT THE FOLLOWING PROSPECTUS

                    THE BEDFORD FAMILY MONEY MARKET PORTFOLIO
                                       OF
                               THE RBB FUND, INC.






     This prospectus gives vital information about the Bedford Family Money Market Portfolio, advised by BlackRock Institutional Management Corporation ("BIMC" or the "Adviser"), including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.

     Please note that this fund:

     [box] is not a bank deposit;

     [box] is not federally insured;

     [box] is not an obligation of, or guaranteed or endorsed by PNC Bank, National Association, PFPC Trust Company or any other bank;

     [box] is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency;

     [box] is not guaranteed to achieve its goal(s);

     [box] may not be able to maintain a stable $1 share price and you may lose money.

--------------------------------------------------------------------------------
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------



PROSPECTUS                                                     December 18, 2001

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

TABLE OF CONTENTS
--------------------------------------------------------------------------------


        INTRODUCTION TO THE RISK/RETURN SUMMARY ............................5


        PORTFOLIO DESCRIPTION ..............................................6


        PORTFOLIO MANAGEMENT

             Investment Adviser ...........................................11

             Service Provider Chart .......................................12


        SHAREHOLDER INFORMATION

             Pricing Shares ...............................................13

             Purchase of Shares ...........................................13

             Redemption of Shares .........................................14

             Exchange Privilege ...........................................16

             Dividends and Distributions ..................................17

             Taxes ........................................................17


        DISTRIBUTION ARRANGEMENTS .........................................18


        FOR MORE INFORMATION ......................................Back Cover

[SIDEBAR]
==================================
A LOOK AT THE GOALS,
STRATEGIES, RISKS, EXPENSES
AND FINANCIAL HISTORY OF
THE PORTFOLIO.



DETAILS ABOUT THE SERVICE
PROVIDERS.




POLICIES AND INSTRUCTIONS FOR
OPENING, MAINTAINING AND
CLOSING AN ACCOUNT IN THE
THE PORTFOLIO.





DETAILS ON THE DISTRIBUTION PLAN.
==================================

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

INTRODUCTION TO THE RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bedford Class Money Market Portfolio of The RBB Fund, Inc. (the "Company").

     The class of common stock of the Company offered by this Prospectus represents interests in the Bedford Class of the Money Market Portfolio (the "Bedford Class"). This Prospectus and the Statement of Additional Information incorporated herein relate solely to the Bedford Class of the Money Market Portfolio of the Company.

     This Prospectus has been organized so that the Money Market Portfolio has a short section with important facts about the Portfolio. Once you read the short section about the Portfolio, read the sections about Purchase and Redemption of Shares of the Bedford Class ("Bedford Shares" or "Shares").

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

[SIDEBAR]
================================================================================
     IMPORTANT DEFINITIONS

ASSET-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.


LIQUIDITY: Liquidity is the ability to convert investments easily into cash without losing a significant amount of money in the process.


NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REPURCHASE AGREEMENT: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
================================================================================


INVESTMENT GOAL

     The fund seeks to generate current income, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES.

     To achieve this goal, we invest in a diversified portfolio of short term, high quality, U.S. dollar-denominated instruments, including government, bank, commercial and other obligations.

     Specifically, we may invest in:

     1) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).

     2) High quality commercial paper and other obligations issued or guaranteed (or otherwise supported) by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor's, Prime-2 or higher by Moody's or F-2 or higher by Fitch, as well as high quality corporate bonds rated AA (or Aa) or higher at the time of purchase by those rating agencies. These ratings must be provided by at least two rating agencies, or by the only rating agency providing a rating.

     3) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

     4) Asset-backed  securities (including interests in pools of assets such as
        mortgages,    installment   purchase   obligations   and   credit   card
        receivables).

     5) Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.

     6) Dollar-denominated   securities   issued  or   guaranteed   by   foreign
        governments or their political subdivisions, agencies or authorities.

     7) Securities issued or guaranteed by state or local governmental bodies.

     8) Repurchase agreements relating to the above instruments. The fund seeks to maintain a net asset value of $1.00 per share.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements) will be purchased.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.


     The fund's concentration of its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.


     The obligations of foreign banks and other foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

     Unrated notes, paper and other instruments may be subject to the risk that an issuer may default on its obligation to pay interest and repay principal.

     The obligations issued or guaranteed by state or local government bodies may be issued by entities in the same state and may have interest which is paid from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may impact the fund.

     Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit. The U.S. Government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the fund.

     The fund's investment in asset-backed securities may be negatively impacted by interest rate fluctuations or when an issuer pays principal on an obligation held by the fund earlier or later than expected. These events may affect their value and the return on your investment.

     The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

     We may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

RISK / RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's long-term performance for Bedford Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

AS OF 12/31
ANNUAL TOTAL RETURNS

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



3.75%  3.09%  2.41%   3.49%   5.18%   4.65%    4.88%    4.75%    4.38%    5.64%

1991   1992   1993    1994    1995    1996     1997     1998     1999     2000



Year-to-date total return for the nine months ended September 30, 2001:    4.04%
Best Quarter:           6.57%       (quarter ended 3/31/91)
Worst Quarter:          2.34%       (quarter ended 6/30/93)

AS OF 12/31/00
AVERAGE ANNUAL TOTAL RETURNS

                         1 YEAR    5 YEARS   10 YEARS
                        --------  ---------  --------
MONEY  MARKET            5.64%      4.88%     4.41%


     CURRENT YIELD: The seven-day yield for the period ended 12/31/00 for the fund was 5.74%. Past performance is not an indication of future results. Yields will vary. You may call (800) 447-1139 to obtain the current seven-day yield of the fund.

EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Bedford Shares of the fund. The table is based on expenses for the most recent fiscal year.

     ANNUAL FUND OPERATING EXPENSES*
     (Expenses that are deducted from fund assets)


     Management Fees 1 ..................................       0.38%

     Distribution and Service (12b-1) Fees ..............       0.65%

     Other Expenses 2 ...................................       0.16%
                                                                -----

     Total Annual Fund Operating Expenses 3 .............       1.19%
                                                                =====


     * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.


     1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2002. As a result of the fee waiver, current management fees of the fund are 0.27% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     2. "Other Expenses" for the current fiscal year are expected to be less than the amounts shown above because certain of the fund's service providers are waiving a portion of their fees and/or reimbursing the fund for certain other expenses. As a result of these fee waivers and/or reimbursements, "Other Expenses" of the fund are estimated to be 0.08%. These waivers and reimbursements are expected to remain in effect for the current fiscal year. However, they are voluntary and can be modified or terminated at any time without the fund's consent.

     3. As a result of the fee waivers and/or reimbursements set forth in notes 1 and 3, the total annual fund operating expenses, which are estimated to be incurred during the current fiscal year, are 1.00%. Although these fee waivers and/or reimbursements are expected to remain in effect for the current fiscal year, they are voluntary and may be terminated at any time at the option of BIMC or the fund's service providers.


[SIDEBAR]
================================================================================
     IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.


OTHER EXPENSES: Include administration, transfer agency, custody, professional fees and registration fees.


DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.
================================================================================

     EXAMPLE:

     This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                      1 YEAR             3 YEARS        5 YEARS        10 YEARS
                     --------            -------        -------        --------
BEDFORD SHARES         $121                $378           $654          $1,443

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).


FINANCIAL HIGHLIGHTS (a)
     (FOR A BEDFORD SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                             MONEY MARKET PORTFOLIO


                                                      FOR THE         FOR THE         FOR THE         FOR THE        FOR THE
                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                  AUGUST 31, 2001 AUGUST 31, 2000 AUGUST 31, 1999 AUGUST 31, 1998 AUGUST 31, 1997
                                                  --------------- --------------- --------------- --------------- ---------------
Net asset value at beginning of year ...............  $  1.00         $   1.00        $   1.00        $   1.00      $    1.00
                                                      --------        --------        --------        --------      ----------
Income from investment operations:
   Net investment income ...........................    0.0460          0.0512          0.0425          0.0473          0.0462
                                                      --------        --------        --------        --------      ----------
     Total from investment operations ..............    0.0460          0.0512          0.0425          0.0473          0.0462
                                                      --------        --------        --------        --------      ----------
Less distributions
   Dividends (from net investment income) ..........   (0.0460)        (0.0512)        (0.0425)        (0.0473)        (0.0462)
                                                      --------        --------        --------        --------      ----------
     Total distributions ...........................   (0.0460)        (0.0512)        (0.0425)        (0.0473)        (0.0462)
                                                      --------        --------        --------        --------      ----------
Net asset value at end of year .....................  $   1.00        $   1.00        $   1.00        $   1.00      $     1.00
                                                      ========        ========        ========        ========      ==========
Total Return .......................................     4.70%           5.24%           4.34%           4.84%           4.72%
Ratios/Supplemental Data
   Net assets at end of year (000) .................  $676,964        $423,977        $360,123        $762,739      $1,392,911
   Ratios of expenses to average net assets
     After advisory/administration/transfer agent
       fee waivers .................................   1.00%(b)         .97%(b)         .97%(b)         .97%(b)         .97%(b)
   Ratios of net investment income to average net
     assets
     After advisory/administration/transfer agent
       fee waivers .................................     4.46%           5.15%           4.25%           4.73%           4.62%

(a) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.

(b) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.19%, 1.05%, 1.08%, 1.10% and 1.12% for the years ended August 31,
    2001, 2000, 1999, 1998 and 1997, respectively.


PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

     INVESTMENT ADVISER


     BIMC, a majority-owned indirect subsidiary of PNC Bank, N.A. serves as investment adviser and is responsible for all purchases and sales of the fund's portfolio securities. BIMC and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $72.9 billion. BIMC (formerly known as PNC Institutional Management Corporation or PIMC) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 100 Bellevue Parkway, Wilmington, DE 19809.

     For the fiscal year ended August 31, 2001, BIMC received an advisory fee of 0.27% of the fund's average net assets.


     The following chart shows the fund's other service providers and includes their addresses and principal activities.

                         ===============================
                                  SHAREHOLDERS
                         ===============================

Distribution
and
Shareholder
Services

   ===============================           ===============================
        PRINCIPAL DISTRIBUTOR                        TRANSFER AGENT

       PFPC DISTRIBUTORS, INC.                          PFPC INC.
         3200 HORIZON DRIVE                       400 BELLEVUE PARKWAY
      KING OF PRUSSIA, PA 19406                    WILMINGTON, DE19809

   Distributes shares of the fund.            Handles shareholder services,
   ===============================            including record-keeping and
                                               statements, distribution of
                                               dividends and processing of
                                                 buy and sell requests.
                                             ===============================

Asset
Management

     ===============================       ==================================
           INVESTMENT ADVISER                           CUSTODIAN

         BLACKROCK INSTITUTIONAL                   PFPC TRUST COMPANY
         MANAGEMENT CORPORATION                  8800 TINICUM BOULEVARD
          100 BELLEVUE PARKWAY                          SUITE 200
          WILMINGTON, DE 19809                   PHILADELPHIA, PA 19153

     Manages the fund's business and        Holds the fund's assets, settles
         investment activities.             all portfolio trades and collects
     ===============================           most of the valuation data
                                           required for calculating the fund's
                                                net asset value ("NAV").
                                           ==================================

Fund
Operations

    ====================================
           ADMINISTRATOR AND FUND
              ACCOUNTING AGENT

                  PFPC INC.
            400 BELLEVUE PARKWAY
            WILMINGTON, DE 19809

     Provides facilities, equipment and
    personnel to carry out administrative
      services related to the fund and
    calculates the fund's NAV, dividends
             and distributions.
    ====================================

                        =================================
                               BOARD OF DIRECTORS

                        Supervises the fund's activities.
                        =================================

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING SHARES

     The price of your shares is also referred to as the net asset value (NAV).

     The NAV is determined twice daily at 12:00 noon and at 4:00 p.m., Eastern Time, each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. It is calculated by dividing the fund's total assets, less its liabilities, by the number of shares outstanding.


     During certain emergency closings of the NYSE, however, the fund may open for business if it can maintain its operations. In this event, the fund will determine its NAV as described above. To determine if the fund is open for business on a day the NYSE is closed for an emergency, please contact us by calling the telephone number listed on the last page.

     On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, the fund reserves the right to close at or prior to the BMA recommended closing time. If the fund does so, it will process purchase and redemption orders received after the fund's closing time on the next business day.


     The fund values its securities using amortized cost. This method values a fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of changing interest rates.

PURCHASE OF SHARES

     GENERAL. You may purchase Shares directly, through an exchange from accounts invested in shares of any open-end investment company ("The Bear
Stearns Funds") either sponsored by or advised by Bear, Stearns & Co., Inc. ("Bear Stearns") or its affiliates. You may also purchase Shares through an account maintained by your brokerage firm (the "Account") or directly by mail or wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $250. The Company in its sole discretion may accept or reject any order for purchases of Shares.


     Purchases will be effected at the net asset value next determined after PFPC, the Company's transfer agent, has received a purchase order in good order and the Company's custodian has Federal Funds immediately available to it. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by the Company by 4:00 p.m. Eastern Time, and orders as to which payment has been converted into Federal Funds by 4:00p.m. Eastern Time, will be executed as of 4:00 p.m. on that Business Day. Orders which are accompanied by Federal Funds and received by the Company after the close of regular trading on the NYSE, and orders as to which payment has been converted to Federal Funds after the close of regular trading on the NYSE on a Business Day will be processed as of 4:00 p.m. Eastern Time on the following Business Day.

     If your broker makes special arrangements under which orders for Bedford Shares are received by PFPC prior to 4:00 p.m. Eastern Time, and your broker guarantees that payment for the Shares will be made in available Federal Funds to the Company's custodian prior to the close of regular trading on the NYSE on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 4:00 p.m. Eastern Time on the date the purchase order is received by PFPC.


     PURCHASES THROUGH AN ACCOUNT (other than accounts held by Bear Stearns or brokers who have clearing arrangements with Bear Stearns). Purchases of Shares may be effected through an Account with your broker through procedures and requirements established by your broker. In such event, beneficial ownership of Shares will be recorded by your broker and will be reflected in the Account statements provided to you by your broker. Your broker may impose minimum investment Account requirements. Even if your broker does not impose a sales charge for purchases of Bedford Shares, depending on the terms of your Account with your broker, the broker may charge to your Account fees for automatic investment and other services provided to your Account. Information concerning Account requirements, services and charges should be obtained from your broker, and you should read this Prospectus in conjunction with any information received from your broker. Shares are held in the street name account of your broker and if you desire to transfer such shares to the street name account of another broker, you should contact your current broker.

     If you are a shareholder of The Bear Stearns Funds, you may purchase Bedford Shares in exchange for shares of The Bear Stearns Funds. This exchange privilege is only available if you have an existing account. See "Exchange Privilege" below.

     For distribution services with respect to Bedford Shares held by clients of Bear Stearns, the Company's Distributor will pay Bear Stearns up to .50% of the annual average value of such accounts.


     DIRECT PURCHASES. You may make an initial investment in Bedford Shares by mail by fully completing and signing an application (the "Application") and mailing it, together with a check payable to "The RBB Fund -- Money Market

Portfolio (Bedford Class)," to Bedford Money Market Portfolio, c/o PFPC, P.O. Box 8960, Wilmington, Delaware 19899. Subsequent purchases may be made by forwarding payment to the Company's transfer agent at the foregoing address.

     You may also purchase Shares by having your bank or broker wire Federal Funds to the Company's Custodian, PFPC Trust Company. Your bank or broker may impose a charge for this service. The Company does not currently charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of your Federal Funds wire, for an initial investment, it is important that you follow these steps:

         A. Telephone the Company's transfer agent, PFPC, toll-free (800) 447-1139, and provide your name, address, telephone number, Social Security or Tax Identification Number, the amount being wired, and by which bank or broker. PFPC will then provide you with an account number. (If you have an existing account, you should also notify PFPC prior to wiring funds.)

         B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC Bank. PNC Bank, N.A., Philadelphia, PA
            ABA-0310-0005-3.
            CREDIT ACCOUNT NUMBER: 85-5102-0143
            FROM: (your name)
            ACCOUNT NUMBER: (your account number)
            FOR  PURCHASE OF: The RBB Fund--  Money  Market  Portfolio  (Bedford
            Class)
            AMOUNT: (amount to be invested)

         C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application.

     For subsequent investments, you should follow steps A and B above.

     RETIREMENT PLANS. Bedford Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PFPC Trust Company acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with your tax adviser.

REDEMPTION OF SHARES

     GENERAL. Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Company's transfer agent, PFPC. You may redeem all or some of your Shares in accordance with one of the procedures described below.


     REDEMPTION OF SHARES IN AN ACCOUNT. If you beneficially own Bedford Shares through an Account, you may redeem them in your Account in accordance with instructions and limitations pertaining to your Account by contacting your broker. If such notice is received by PFPC by 4:00 p.m. Eastern Time on any Business Day, the redemption will be effective as of 4:00 p.m. Eastern Time on that day. Payment of the redemption proceeds will be made after 4:00 p.m. Eastern Time on the day the redemption is effected, provided that the Company's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If all of your Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.


     Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

     REDEMPTION OF SHARES OWNED DIRECTLY. If you own Shares directly, you may redeem any number of Shares by sending a written request to The RBB Fund -- Money Market Portfolio (Bedford Class), c/o PFPC, P.O. Box 8960, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program
(MSP). Signature guarantees that are not part of these programs will not be accepted.

     REDEMPTION BY TELEPHONE. If you are a direct investor, you may redeem your Shares without charge by telephone if you have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, you should contact the transfer agent, PFPC, at (800) 447-1139.

     Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling PFPC at (800) 447-1139 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the telephone redemption option or the telephone exchange option (as described below) is authorized, PFPC may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by PFPC to be genuine. PFPC's records of such instructions are binding and shareholders, not the Company or PFPC, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or PFPC to be genuine. PFPC will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by PFPC in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

     Proceeds of a telephone redemption request will be mailed by check to your registered address unless you have designated in your Application that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to your bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Company may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

     DURING TIMES OF DRASTIC ECONOMIC OR MARKET  CONDITIONS,  YOU MAY EXPERIENCE
DIFFICULTY IN CONTACTING BEAR STEARNS, THE DISTRIBUTOR OR YOUR BROKER BY TELEPHONE TO REQUEST A REDEMPTION OF SHARES. IN SUCH CASES, YOU SHOULD CONSIDER USING THE OTHER REDEMPTION PROCEDURES DESCRIBED ABOVE. USE OF THESE OTHER REDEMPTION PROCEDURES MAY RESULT IN THE REDEMPTION REQUEST BEING PROCESSED AT A LATER TIME THAN IT WOULD HAVE BEEN IF TELEPHONE REDEMPTION HAD BEEN USED.

     REDEMPTION BY CHECK. If you are a direct investor or you do not have check writing privileges for your Account, the Company will provide to you forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $250; however, your broker may establish a higher minimum. If you wish to use this check writing redemption procedure, you should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. If you own Shares through an Account, you should contact your broker for signature cards. Investors with joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Company or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

     When a check is presented to PNC Bank for clearance, PNC Bank, as your agent, will cause the Company to redeem a sufficient number of your full and fractional Shares to cover the amount of the check. This procedure enables you to continue to receive dividends on your Shares representing the amount being redeemed by check until such time as the check is presented to PNC Bank.
Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

     AUTOMATIC WITHDRAWAL. Automatic withdrawal permits you to request withdrawal of a specified dollar amount (minimum of $25) on either a monthly or quarterly basis if the investor has a $5,000 minimum account. You can obtain an application for automatic withdrawal from Bear Stearns, the Distributor, your broker, or the transfer agent. Automatic withdrawal may be ended at any time by either you, the Company or the transfer agent. Shares for which certificates have been issued may not be redeemed through automatic withdrawal. Purchases of additional shares concurrently with withdrawals generally are undesirable.

     ADDITIONAL REDEMPTION INFORMATION. The Company ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. However, if you bought your Shares by check, the Company will wait for your check to clear (up to 15 days) before it accepts your redemption request. This procedure does not apply to Shares purchased by wire payment. You should consider purchasing Shares using a certified or bank check or money order if you anticipate an immediate need for redemption proceeds.

     The Company does not impose a charge when Shares are redeemed, except as described below. The Company reserves the right to redeem any account in the Bedford Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the SEC.


     If the Board of Directors determines that it would be detrimental to the best interest of the remaining shareholders of the funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a fund is obligated to redeem its Shares solely in cash up to the lessor of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a fund.


EXCHANGE PRIVILEGE


     The exchange privilege enables you to purchase Bedford Shares in exchange for shares of the other mutual funds sponsored or advised by Bear Stearns, to the extent such shares are offered for sale in your state of residence. These funds have different investment objectives than the fund. To use this privilege, you should consult your account executive at Bear Stearns, your investment dealers who have sales agreements with Bear Stearns, the Distributor, your broker or the transfer agent to determine if it is available and whether any conditions are imposed on its use. Currently, exchanges may be made among the following portfolios (and such additional portfolios which may be added in the future):
      [box]    S&P STARS Portfolio
      [box]    S&P STARS Opportunities Portfolio
      [box]    Large Cap Value Portfolio
      [box]    Small Cap Value Portfolio
      [box]    The Insiders Select Fund
      [box]    International Equity Portfolio
      [box]    Focus List Portfolio
      [box]    Balanced Portfolio
      [box]    Income Portfolio
      [box]    High Yield Total Return Portfolio
      [box]    Emerging Markets Debt Portfolio


     To effect an exchange of Shares, exchange instructions must be given to the transfer agent in writing or by telephone. If you wish to make an exchange, send a written request to PFPC, Attention: The RBB Fund -- Money Market Portfolio (Bedford Class), P.O. Box 8960, Wilmington, Delaware 19899. You will automatically be provided with telephone exchange privileges when opening an account, unless you indicate otherwise on the account application. If you hold share certificates, you are not eligible to exchange shares of the fund by phone because share certificates must accompany all exchange requests. To add this feature to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with the transfer agent. This form is available from the transfer agent. Once you have made this election, you may contact the transfer agent by telephone at (800) 447-1139 to request the exchange. See "Redemption of Shares--Redemption by Telephone" for a description of the Company's telephone transaction procedures. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange requests to the transfer agent in writing.

     If you do not currently own Bedford Shares or a fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and the same dealer of record as the account from which shares are exchanged, unless you specify otherwise in writing with all signatures guaranteed as described above. To participate in an automatic investment plan or establish automatic withdrawal for the new account, however, you must file a specific written request before the exchange can be processed. The exchange privilege may be modified or terminated at any time, or from time to time, by the Company on 60 days' notice to affected portfolio or fund shareholders.

     Before any exchange, you must obtain and should review a copy of the current prospectus of the portfolio or fund into which the exchange is being made. Prospectuses may be obtained from Bear Stearns. Except in the case of Personal Retirement Plans, the Shares being exchanged must have a current value of at least $250; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the portfolio or fund into which the exchange is being made. If making an exchange to an existing account, the dollar value must equal or exceed the applicable minimum for subsequent investments. If any amount remains in the investment portfolio from which the exchange is being made, such amount must not be below the minimum account value required by the portfolio or fund.

     Shares will be exchanged at the next determined public offering price. To qualify for the exchange privilege, at the time of the exchange, you must notify Bear Stearns, the Distributor, your investment dealer or the transfer agent. Any such qualification is subject to confirmation of your holdings through a check of appropriate records. No fees currently are charged directly to you for exchanges, although the Company reserves the right, upon not less than 60 days' written notice, to charge a $5.00 fee in accordance with rules promulgated by the SEC. The Company reserves the right to reject any exchange request in whole or in part. The Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

     The exchange of shares of one portfolio or fund for shares of another is treated for federal income tax purposes as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.

REDIRECTED DISTRIBUTION OPTION. The Redirected Distribution Option enables you to invest automatically dividends or dividends and capital gain distributions, if any, paid by the fund in shares of another portfolio of the Company or a fund advised or sponsored by Bear Stearns in which you invest. Shares of the other portfolio or fund will be purchased at the then current public offering price. If you are investing in a fund that charges a sales load, you may qualify for share prices which do not include the sales load or which reflect a reduced sales load.

     This privilege is available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply. The Company may modify or terminate this privilege at any time or charge a service fee. However, no such fee currently is contemplated.

DIVIDENDS AND DISTRIBUTIONS

     The Company will distribute substantially all of the net investment income and net realized capital gains, if any, of the fund to the fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Class unless a shareholder elects otherwise.


     The net investment income (not including any net short-term capital gains) earned by the fund will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record as of the determination of net asset value made as of the close of trading of the NYSE. Shares will begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Net short-term capital gains, if any, will be distributed at least annually.


TAXES

     Distributions from the Money Market Portfolio will generally be taxable to shareholders. It is expected that all, or substantially all, of these distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

     The foregoing is only a summary of certain tax considerations under the current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different United States Federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------


     Bedford Shares of the Money Market Portfolio are sold without a sales load on a continuous basis by PFPC Distributors, Inc., whose principal business address is at 3200 Horizon Drive, King of Prussia, PA 19406.


     The Board of Directors of the Company approved and adopted the Distribution Agreement and Plan of Distribution for the Class (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the Class. The actual amount of such compensation is agreed upon from time to time by the Company's Board of Directors and the Distributor. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of .65% of the average daily net assets of the Class on an annualized basis in any year. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

     Under  the  Distribution  Agreement  and  the  Plan,  the  Distributor  may
reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of the Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Bedford Shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Class as well as for related direct mail, advertising and promotional expenses.

     The Plan obligates the Company, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Class the fee agreed to under the Distribution Agreement. Payments under the Plan are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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


                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

  The
Bear Stearns
  Funds

575 LEXINGTON AVENUE
NEW YORK, NY 10167
1.800.766.4111

MONEY MARKET PORTFOLIO

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
Wilmington, Delaware


DISTRIBUTOR
PFPC Distributors, Inc.
King of Prussia, Pennsylvania


CUSTODIAN
PFPC Trust Company
Philadelphia, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.



BSF-P-019-01

FOR MORE INFORMATION:

     This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Bedford Family Money Market Portfolio is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

     These reports contain additional information about the fund's investments, describe the fund's performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


     A Statement of Additional Information, dated December 18, 2001 (SAI), has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Bedford Family Money Market Portfolio, may be obtained free of charge, along with the Bedford Family Money Market Portfolio annual and semi-annual reports, by calling (800) 447-1139. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally considered a part of this Prospectus).


SHAREHOLDER ACCOUNT SERVICE REPRESENTATIVES


     Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 5 p.m. (Eastern time) Monday-Friday. Call: (800) 447-1139.


PURCHASES AND REDEMPTIONS

     Call your broker or (800) 447-1139.

WRITTEN CORRESPONDENCE

Post Office Address:                Bedford Family-- Money Market Portfolio
                                    c/o PFPC Inc.
                                    PO Box 8950
                                    Wilmington, DE 19899-8950

Street Address:                     Bedford Family-- Money Market Portfolio
                                    c/o PFPC Inc.
                                    400 Bellevue Parkway
                                    Wilmington, DE 19809

SECURITIES AND EXCHANGE COMMISSION (SEC)


     You may also view and copy information about The RBB Fund, Inc. and the fund, including the SAI, by visiting the SEC's Public Reference Room in Washington, D.C. or the EDGAR Database on the SEC's Internet site at
WWW.SEC.GOV. You may also obtain copies of fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: PUBLICINFO@SEC.GOV., or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington D.C. 20549-0102. You may obtain information on the operation of the public reference room by calling the SEC at 1-202-942-8090.


                    INVESTMENT COMPANY ACT FILE NO. 811-05518

                                     BEDFORD
                        MUNICIPAL MONEY MARKET PORTFOLIO
                                       OF
                               THE RBB FUND, INC.

     This prospectus gives vital information about this money market mutual fund, advised by BlackRock Institutional Management Corporation ("BIMC" or the "Adviser"), including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.

     Please note that this fund:

     [box] is not a bank deposit;

     [box] is not federally insured;

     [box] is not an obligation of, or guaranteed or endorsed by PNC Bank, National Association, PFPC Trust Company or any other bank;

     [box] is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency;

     [box] is not guaranteed to achieve its goals.

     [box] may not be able to maintain a stable $1 share price and you may lose money.



--------------------------------------------------------------------------------
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


PROSPECTUS                                                     December 18, 2001

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

[SIDEBAR]
====================================
A LOOK AT THE GOALS,
STRATEGIES, RISKS, EXPENSES
AND FINANCIAL HISTORY OF
THE PORTFOLIO.


DETAILS ABOUT THE SERVICE
PROVIDERS.



POLICIES AND INSTRUCTIONS FOR
OPENING, MAINTAINING AND
CLOSING AN ACCOUNT IN THE PORTFOLIO.






DETAILS ON THE DISTRIBUTION PLAN.
====================================

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INTRODUCTION TO THE RISK/RETURN SUMMARY ............................. 5



PORTFOLIO DESCRIPTION ............................................... 6



PORTFOLIO MANAGEMENT

     Investment Adviser .............................................11

     Service Provider Chart .........................................12



SHAREHOLDER INFORMATION

     Pricing Shares .................................................13

     Purchase of Shares .............................................13

     Redemption of Shares ...........................................15

     Dividends and Distributions ....................................17

     Taxes ..........................................................17



DISTRIBUTION ARRANGEMENTS ...........................................18



FOR MORE INFORMATION ....................................... Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

INTRODUCTION TO THE RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bedford Class of the Municipal Money Market Portfolio of The RBB Fund, Inc. (the "Company").

     This class of common stock (a "Bedford Class") of the Company offered by this Prospectus represents an interest in the Bedford Class of the Municipal Money Market Portfolio. This Prospectus and the Statement of Additional Information incorporated herein relate solely to the Bedford Class of the Company.

     This Prospectus has been organized so that there is a short section with important facts about the Portfolio's goals, strategies, risks, expenses and financial history. Once you read the short section, read the section about Purchase and Redemption of Shares of the Bedford Class ("Bedford Shares" or "Shares").

MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
[SIDEBAR]
================================================================================
                              IMPORTANT DEFINITIONS

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

GENERAL OBLIGATION BONDS: Bonds which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.


LIQUIDITY: Liquidity is the ability to convert investments easily into cash without losing a significant amount of money in the process.


MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL SECURITY: A short-term obligation issued by or on behalf of states and possessions of the United States, their political subdivisions and their agencies and authorities.

NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REVENUE BONDS: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

TAX-EXEMPT COMMERCIAL PAPER: Short-term Municipal Securities with maturities of 1 to 270 days.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
================================================================================

INVESTMENT GOAL

     The fund seeks to generate current income exempt from federal income taxes, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

     To achieve this goal, we invest in a diversified portfolio of Municipal Securities.

     Specifically, we may invest in:

     1) Fixed and variable rate notes and similar debt instruments rated or issued by issuers who have ratings at the time of purchase of MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by Standard & Poor's or F-2 or higher by Fitch (or guaranteed or otherwise supported by entities with such ratings).

     2) Tax-exempt commercial paper and similar debt instruments rated or issued by issuers who have ratings at the time of purchase of Prime-2 or higher by Moody's, A-2 or higher by Standard & Poor's or F-2 or higher by Fitch (or guaranteed or otherwise supported by entities with such ratings).

     3) Municipal bonds rated or issued by issuers who have ratings at the time of purchase of Aa or higher by Moody's or AA or higher by Standard & Poor's or Fitch (or guaranteed or otherwise supported by entities with such ratings).

     4) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

     5) Municipal bonds and notes whose principal and interest payments are guaranteed by the U.S. Government or one of its agencies or authorities or which otherwise depend on the credit of the United States.


     The fund seeks to maintain a net asset value of $1.00 per share.


     We normally invest at least 80% of its net assets in Municipal Securities and other instruments the income from which is exempt from federal income tax, but may be subject to the Federal Alternative Minimum Tax.



     The fund may hold uninvested cash reserves during temporary defensive periods or, if in our opinion suitable Municipal Securities are not available. The fund may hold all of its assets in uninvested cash reserves during temporary defensive periods. Uninvested cash will not earn income.

     We intend to have no more than 25% of its total assets in Municipal Securities of issuers located in the same state.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments) will be purchased.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

     Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund's assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Moral obligation bonds are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Risk exists that a municipality will not honor moral obligation bonds. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities.

     There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice.

     The fund may invest in bonds whose interest may be subject to the Federal Alternative Minimum Tax. Interest received on these bonds by a taxpayer subject to the Federal Alternative Minimum Tax is taxable.

     We may invest 25% or more of assets in Municipal Securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in Municipal Securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

     We will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-free status of investments and will not do our own analysis regarding tax-free status.

     The fund may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

     RISK/RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's long-term performance for Bedford Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

AS OF 12/31
ANNUAL TOTAL RETURNS

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



 3.85%  2.40%   1.86%   2.25%   3.14%    2.89%   2.95%    2.77%   2.52%    3.32%

 1991   1992    1993    1994    1995     1996    1997     1998    1999     2000





Year-to-date total return for the nine months ended September 30, 2001:    2.46%
Best Quarter:            4.19%      (quarter ended 3/31/91)
Worst Quarter:           1.74%      (quarter ended 3/31/94)


AS OF 12/31/00
AVERAGE ANNUAL TOTAL RETURNS


                                      1 YEAR            5 YEARS         10 YEARS
                                      ------            -------         --------
MUNICIPAL MONEY MARKET                3.32%             3.17%             2.94%

     CURRENT YIELD: The seven-day yield for the period ended 12/31/00 for the fund was 3.79%. Past performance is not an indication of future results. Yields will vary. You may call (800) 533-7719 to obtain the current seven-day yield of the fund.
     EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Bedford Shares of the fund. The table is based on expenses for the most recent fiscal year.

     ANNUAL FUND OPERATING EXPENSES*
     (Expenses that are deducted from fund assets)


     Management Fees(1)...................................       0.35%

     Distribution and Service (12b-1) Fees................       0.65%

     Other Expenses.......................................       0.29%
                                                            ----------
     Total Annual Fund Operating expenses(2)..............       1.29%
                                                            ==========


     * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.


     1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2002. As a result of the fee waiver, current management fees of the fund are 0.06% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     2. As a result of the fee waiver set forth in note 1, the total annual fund operating expenses, which are estimated to be incurred during the current fiscal year, are 1.00%. Although this fee waiver is expected to remain in effect for the current fiscal year, it is voluntary and may be terminated at any time at the option of BIMC.


[SIDEBAR]
================================================================================
                              IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.


OTHER EXPENSES: Include administration, transfer agency, custody, professional fees and registration fees.


DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.
================================================================================

     EXAMPLE:

     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:


                   1 YEAR           3 YEARS           5 YEARS           10 YEARS
                  --------         --------           --------          --------
BEDFORD SHARES      $131              $409             $708              $1,556

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).


FINANCIAL HIGHLIGHTS (a)
     (FOR A BEDFORD SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                        MUNICIPAL MONEY MARKET PORTFOLIO


                                                    FOR THE           FOR THE        FOR THE          FOR THE           FOR THE
                                                  YEAR ENDED        YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                AUGUST 31, 2001  AUGUST 31, 2000  AUGUST 31, 1999  AUGUST 31, 1998  AUGUST 31, 1997
                                                ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value at beginning of year ..........   $   1.00       $   1.00         $   1.00         $   1.00         $   1.00
                                                  --------       --------         --------         --------         --------
Income from investment operations:
   Net investment income ......................     0.0286         0.0301           0.0243           0.0286           0.0285
                                                  --------       --------         --------         --------         --------
     Total from investment operations .........     0.0286         0.0301           0.0243           0.0286           0.0285
                                                  --------       --------         --------         --------         --------

Less distributions
   Dividends (from net investment income) .....    (0.0286)       (0.0301)         (0.0243)         (0.0286)         (0.0285)
                                                  --------       --------         --------         --------         --------
     Total distributions ......................    (0.0286)       (0.0301)         (0.0243)         (0.0286)         (0.0285)
                                                  --------       --------         --------         --------         --------
Net asset value at end of year ................   $   1.00         $ 1.00           $ 1.00           $ 1.00           $ 1.00
                                                  ========         ======           ======           ======           ======

Total Return ..................................      2.90%          3.05%            2.46%            2.97%            2.88%
Ratios/Supplemental Data
   Net assets at end of year (000) ............   $155,217       $131,201         $150,278         $147,633         $213,034
   Ratios of expenses to average net assets
     After advisory/administration/transfer agent
       fee waivers ............................     .90%(b)        .89%(b)          .89%(b)          .89%(b)          .85%(b)
   Ratios of net investment income to average
   net assets
     After advisory/administration/transfer agent
       fee waivers ............................      2.83%          2.98%            2.43%            2.86%            2.85%


(a) Financial Highlights relate solely to the Bedford Class of shares within the portfolio.
(b) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.29%, 1.21%, 1.15%, 1.15% and 1.14% for the years ended August 31, 2001, 2000, 1999, 1998 and 1997, respectively.

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------
     INVESTMENT ADVISER


     BIMC, a majority-owned indirect subsidiary of PNC Bank, N.A. serves as investment adviser and is responsible for all purchases and sales of the fund's portfolio securities. BIMC and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $72.9 billion. BIMC (formerly known as PNC Institutional Management Corporation or PIMC) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 100 Bellevue Parkway, Wilmington, DE 19809.

     For the fiscal year ended August 31, 2001, BIMC received an advisory fee of 0% of the fund's average net assets.


     The following chart shows the fund's other service providers and includes their addresses and principal activities.

                               ==================
                                  SHAREHOLDERS
                               ==================
Distribution
and
Shareholder
Services
             ===============================     ===============================
                  PRINCIPAL DISTRIBUTOR                  TRANSFER AGENT


                 PFPC DISTRIBUTORS, INC.                    PFPC INC.
                   3200 HORIZON DRIVE                 400 BELLEVUE PARKWAY
                KING OF PRUSSIA, PA 19406             WILMINGTON, DE 19809

             Distributes shares of the fund.      Handles shareholder services,
             ===============================      including record-keeping and
                                                   statements, distribution of
                                                   dividends and processing of
                                                     buy and sell requests.
                                                 ===============================


Asset
Management
           ===============================     =================================
                 INVESTMENT ADVISER                       CUSTODIAN

               BLACKROCK INSTITUTIONAL               PFPC TRUST COMPANY
               MANAGEMENT CORPORATION              8800 TINICUM BOULEVARD
                100 BELLEVUE PARKWAY                      SUITE 200
                WILMINGTON, DE 19809               PHILADELPHIA, PA 19153


           Manages the fund's business and     Holds the fund's assets, settles
               investment activities.          all portfolio trades and collects
           ===============================        most of the valuation data
                                                 required forcal culating the
                                               fund's net asset value ("NAV").
                                               =================================

Fund
Operations
             =================================
                 ADMINISTRATOR AND FUND
                    ACCOUNTING AGENT

                        PFPC INC.
                  400 BELLEVUE PARKWAY
                  WILMINGTON, DE 19809

             Provides facilities, equipment
               and personnel to carry out
                 administrative services
                 related to the fund and
               calculates the fund's NAV,
              dividends and distributions.
             =================================

                         =================================
                               BOARD OF DIRECTORS

                         Supervises the fund's activities.
                         =================================

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING SHARES

     The price of your shares is also referred to as the net asset value (NAV).

     The NAV is determined twice daily at 12:00 noon and at 4:00 p.m., Eastern Time, each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. It is calculated by dividing the fund's total assets, less its liabilities, by the number of shares outstanding.


     During certain emergency closings of the NYSE, however, the fund may open for business if it can maintain its operations. In this event, the fund will determine its NAV as described above. To determine if the fund is open for business on a day the NYSE is closed for an emergency, please contact us by calling the telephone number listed on the last page.

     On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, the fund reserves the right to close at or prior to the BMA recommended closing time. If the fund does so, it will process purchase and redemption orders received after the fund's closing time on the next business day.


     The fund values its securities using amortized cost. This method values a fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of changing interest rates.

PURCHASE OF SHARES

     GENERAL. You may purchase Bedford Shares through an account maintained by your brokerage firm (the "Account") and you may also purchase Shares directly by mail or wire. The minimum initial investment is $1,000, and the minimum subsequent investment is $100. The Company in its sole discretion may accept or reject any order for purchases of Bedford Shares.


     Purchases will be effected at the net asset value next determined after PFPC, the Company's transfer agent, has received a purchase order in good order and the Company's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by the Company by 12:00 noon Eastern Time, and orders as to which payment has been converted into Federal Funds by 12:00 noon Eastern Time, will be executed as of 12:00 noon on that Business Day. Orders which are accompanied by Federal Funds and received by PFPC after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after 12:00 noon Eastern Time but prior to the close of regular trading on the NYSE on any Business Day, will be executed as of the close of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. Orders which are accompanied by Federal Funds and received by the Company on or after the close of regular trading on the NYSE, and orders as to which payment has been converted to Federal Funds on or after the close of regular trading on the NYSE on a Business Day will be processed as of 12:00 noon Eastern Time on the following Business Day.


     PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an Account with your broker through procedures and requirements established by your broker. In such event, beneficial ownership of Bedford Shares will be recorded by your broker and will be reflected in the Account statements provided to you by your broker. Your broker may impose minimum investment Account requirements. Even if your broker does not impose a sales charge for purchases of Bedford Shares, depending on the terms of your Account with your broker, the broker may charge to your Account fees for automatic investment and other services provided to your Account. Information concerning Account requirements, services and charges should be obtained from your broker, and you should read this Prospectus in conjunction with any information received from your broker. Shares are held in the street name account of your broker and if you desire to transfer such shares to the street name account of another broker, you should contact your current broker.

     A broker with whom you maintain an Account may offer you the ability to purchase Bedford Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. If you participate in a Purchase Program, then you will have your "free-credit" cash balances in your Account automatically invested in Shares of the Bedford Class designated by you as the "Primary Bedford Class" for your Purchase Program. The frequency of investments and the minimum investment requirement will be established by the broker and the Company. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in your Account to participate in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning your Account under a Purchase Program should be directed to your broker. As a participant in a Purchase Program, you may change the designation of the Primary Bedford Class at any time by so instructing your broker.

     If your broker makes special arrangements under which orders for Bedford Shares are received by PFPC prior to 12:00 noon Eastern Time, and your broker guarantees that payment for such Shares will be made in available Federal Funds to the Company's custodian prior to the close of regular trading on the NYSE on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 12:00 noon Eastern Time on the date the purchase order is received by PFPC. Otherwise, if the broker has not made such an arrangement, pricing of shares will occur as described above under "General."

     DIRECT PURCHASES. You may also make direct investments at any time in any Bedford Class you select through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). You may make an initial investment in any of the Bedford Classes by mail by fully completing and signing an application obtained from a Dealer (the "Application"), specifying the Portfolio in which you wish to invest, and mailing it, together with a check payable to "The Bedford Family" to the Bedford Family, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to you unless it contains the name of the Dealer from whom you obtained it. Subsequent purchases may be made through a Dealer or by forwarding payment to the Company's transfer agent at the foregoing address.

     Provided that your investment is at least $2,500, you may also purchase Shares in any of the Bedford Classes by having your bank or Dealer wire Federal Funds to the Company's Custodian, PFPC Trust Company. Your bank or Dealer may impose a charge for this service. The Company does not currently charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of your Federal Funds wire, for an initial investment, it is important that you follow these steps:

         A. Telephone the Company's transfer agent, PFPC, toll-free (800) 533-7719 and provide your name, address, telephone number, Social Security or Tax Identification Number, the Bedford Class selected, the amount being wired, and by which bank or Dealer. PFPC will then provide you with an account number. (If you have an existing account, you should also notify PFPC prior to wiring funds.)

         B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to PFPC's account with PNC Bank. PNC Bank, N.A., Philadelphia, PA
            ABA-0310-0005-3.
            FROM: (your name)
            ACCOUNT NUMBER: (your account number with the Portfolio)
            FOR PURCHASE OF: (name of the Portfolio)
            AMOUNT: (amount to be invested)

         C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process initial purchases until it receives a fully completed and signed Application.

     For subsequent investments, you should follow steps A and B above.

     RETIREMENT PLANS. Bedford Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PFPC Trust Company acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with your tax adviser.

REDEMPTION OF SHARES

     GENERAL. Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Company's transfer agent, PFPC. You may redeem all or some of your Shares in accordance with one of the procedures described below.


     REDEMPTION OF SHARES IN AN ACCOUNT. If you beneficially own Bedford Shares through an Account, you may redeem Bedford Shares in your Account in accordance with instructions and limitations pertaining to your Account by contacting your broker. If such notice is received by PFPC by 12:00 noon Eastern Time on any Business Day, the redemption will be effective as of 12:00 noon Eastern Time on that day. Payment of the redemption proceeds will be made after 12:00 noon Eastern Time on the day the redemption is effected, provided that the Company's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If the redemption request is received between 12:00 noon and the close of regular trading on the NYSE on a Business Day, the redemption will be effective as of the close of regular trading on the NYSE on such Business Day and payment will be made on the next bank business day following receipt of the redemption request. If all of your Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.


     Your brokerage firm may also redeem each day a sufficient number of Shares of the Primary Bedford Class to cover debit balances created by transactions in your Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

     Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

     REDEMPTION OF SHARES OWNED DIRECTLY. If you own Shares directly, you may redeem any number of Shares by sending a written request to The Bedford Family c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer
Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

     If you are a direct investor, you may redeem your Shares without charge by telephone if you have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, you must file a Telephone Authorization Form with PFPC. This form is available from PFPC. Once this election has been made, you may simply contact PFPC by telephone to request the redemption by calling (800) 533-7719. Neither the Company, the Distributor, the Portfolios, the Administrator nor any other Company agent will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that they reasonably believe to be genuine.

     The Company's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and name of the portfolio, all of which must match the Company's records; (3) requiring the Company's service representative to complete a telephone transaction form, listing all of the above caller iden-tification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the Company elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners or other industry professionals, additional documentation or information regarding the scope of authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

     Proceeds of a telephone redemption request will be mailed by check to your registered address unless you have designated in your Application or Telephone Authorization Form that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to your bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Company may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

     REDEMPTION BY CHECK. If you are a direct investor or you do not have check writing privileges for your Account, the Company will provide to you forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, your broker may establish a higher minimum. If you wish to use this check writing redemption procedure, you should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. If you own Shares through an Account, you should contact your broker for signature cards. Investors with joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Company or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

     When a check is presented to PNC Bank for clearance, PNC Bank, as your agent, will cause the Company to redeem a sufficient number of your full and fractional Shares to cover the amount of the check. This procedure enables you to continue to receive dividends on your Shares representing the amount being redeemed by check until such time as the check is presented to PNC Bank.
Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

     ADDITIONAL REDEMPTION INFORMATION. The Company ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Company will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. You should consider purchasing Shares using a certified or bank check or money order if you anticipate an immediate need for redemption proceeds.

     The Company does not impose a charge when Shares are redeemed. The Company reserves the right to redeem any account in a Bedford Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the SEC.


     If the Board of Directors determines that it would be detrimental to the best interest of the remaining shareholders of the funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a fund.

DIVIDENDS AND DISTRIBUTIONS

     The Company will distribute substantially all of the net investment income and net realized capital gains, if any, of the fund to the fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Bedford Class unless a shareholder elects otherwise.


     The net investment income (not including any net short-term capital gains) earned by the fund will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record as of the determination of net asset value made as of the close of trading of the NYSE. Shares will begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Net short-term capital gains, if any, will be distributed at least annually.


TAXES

     Distributions from the Municipal Money Market Portfolio will generally constitute tax-exempt income for shareholders for federal income tax purposes. It is possible, depending upon the Portfolio's investments, that a portion of the Portfolio's distributions could be taxable to shareholders as ordinary income or capital gains, but it is not expected that this will be the case.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio generally will not be deductible for federal income tax purposes.

     You should note that a portion of the exempt-interest dividends paid by the Municipal Money Market Portfolio may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

     If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

     Although distributions from the Municipal Money Market Portfolio are exempt for federal income tax purposes, they will generally constitute taxable income for state and local income tax purposes except that, subject to limitations that vary depending on the state, distributions from interest paid by a state or municipal entity may be exempt from tax in that state.

     The foregoing is only a summary of certain tax considerations under the current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------


     Bedford Shares of the fund are sold without a sales load on a continuous basis by PFPC Distributors, Inc., whose principal business address is at 3200 Horizon Drive, King of Prussia, PA 19406.


     The Board of Directors of the Company approved and adopted the Distribution Agreement and a Plan of Distribution for the Class (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Bedford Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the Bedford Class. The actual amount of such compensation is agreed upon from time to time by the Company's Board of Directors and the Distributor. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of .65% of the average daily net assets of the Class on an annualized basis in any year. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

     Under  the  Distribution  Agreement  and  the  Plan,  the  Distributor  may
reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of the Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Bedford Shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Bedford Class as well as for related direct mail, advertising and promotional expenses.

     The Plan obligates the Company, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Bedford Class the fee agreed to under the Distribution Agreement. Payments under the Plan are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

================================================================================
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.





INVESTMENT ADVISER
BlackRock Institutional Management Corporation
Wilmington, Delaware


DISTRIBUTOR
PFPC Distributors, Inc.
King of Prussia, Pennsylvania


CUSTODIAN
PFPC Trust Company
Philadelphia, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

================================================================================


================================================================================

                                     BEDFORD

                                    MUNICIPAL

                                  MONEY MARKET

                                    PORTFOLIO






                                   PROSPECTUS







                                DECEMBER 18, 2001


================================================================================

                    BEDFORD MUNICIPAL MONEY MARKET PORTFOLIO

FOR MORE INFORMATION:

     This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Bedford Municipal Money Market Portfolio is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

     These reports contain additional information about the fund's investments, describe the fund's performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


     A Statement of Additional  Information,  dated December 18, 2001 (SAI), has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Bedford Municipal Money Market Portfolio, may be obtained free of charge, along with the Bedford Municipal Money Market Portfolio annual and semi-annual reports, by calling (800) 533-7719. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally considered a part of this Prospectus).


SHAREHOLDER ACCOUNT SERVICE REPRESENTATIVES

     Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 5 p.m. (Eastern time) Monday-Friday. Call: (800) 533-7719.

PURCHASES AND REDEMPTIONS

     Call your broker or (800) 533-7719.

WRITTEN CORRESPONDENCE

Post Office Address:            Bedford Family-Municipal Money Market Portfolio
                                c/o PFPC Inc.
                                PO Box 8950
                                Wilmington, DE 19899-8950

Street Address:                 Bedford Family-Municipal Money Market Portfolio
                                c/o PFPC Inc.
                                400 Bellevue Parkway
                                Wilmington, DE 19809

SECURITIES AND EXCHANGE COMMISSION (SEC)


     You may also view and copy information about The RBB Fund, Inc. and the fund, including the SAI, by visiting the SEC's Public Reference Room in Washington, D.C. or the EDGAR Database on the SEC's Internet site at
WWW.SEC.GOV. You may also obtain copies of fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: PUBLICINFO@SEC.GOV., or by sending your written request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102. You may obtain information on the operation of the public reference room by calling the SEC at 1-202-942-8090.


                    INVESTMENT COMPANY ACT FILE NO. 811-05518

                                CASH PRESERVATION

                                   PORTFOLIOS


                                       OF
                               THE RBB FUND, INC.



                             Money Market Portfolio
                        Municipal Money Market Portfolio

         This prospectus gives vital information about these money market mutual funds, advised by BlackRock Institutional Management Corporation ("BIMC" or the "Adviser"), including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.

         Please note that these funds:

         o are not bank deposits;

         o are not federally insured;

         o are not obligations of, or guaranteed or endorsed by PNC Bank, National Association, PFPC Trust Company or any other bank;

         o are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency;

         o are not guaranteed to achieve their goal(s);

         o may not be able to maintain a stable $1 share price and you may lose money.



________________________________________________________________________________
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
________________________________________________________________________________


PROSPECTUS                                                     December 18, 2001

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

TABLE OF CONTENTS
________________________________________________________________________________


A LOOK AT THE GOALS,
STRATEGIES, RISKS, EXPENSES
AND FINANCIAL HISTORY OF
EACH PORTFOLIO.

DETAILS ABOUT THE SERVICE
PROVIDERS.


POLICIES AND INSTRUCTIONS FOR
OPENING, MAINTAINING AND
CLOSING AN ACCOUNT IN EITHER OF
THE PORTFOLIOS.


DETAILS ON DISTRIBUTION
PLANS.





INTRODUCTION TO THE RISK/RETURN SUMMARY.............................5

PORTFOLIO DESCRIPTION

         Money Market...............................................6

         Municipal Money Market....................................11

PORTFOLIO MANAGEMENT

         Investment Adviser........................................19

         Service Provider Chart....................................20

SHAREHOLDER INFORMATION

         Pricing Shares............................................21

         Purchase of Shares........................................21


         Redemption of Shares......................................23


         Exchange Privilege........................................24

         Dividends and Distributions...............................25

         Taxes.....................................................25

DISTRIBUTION ARRANGEMENTS..........................................26

FOR MORE INFORMATION.......................................Back Cover

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

INTRODUCTION TO THE RISK/RETURN SUMMARY
________________________________________________________________________________

         This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Cash Preservation Classes of The RBB Fund, Inc. (the "Company").

         The two classes of common stock (each a "Cash Preservation Class") of the Company offered by this Prospectus represent interests in the Cash Preservation Classes of the Money Market Portfolio and the Municipal Money Market Portfolio. This Prospectus and the Statement of Additional Information incorporated herein relate solely to the Cash Preservation Classes of the Company.

         This Prospectus has been organized so that each Portfolio has its own short section with important facts about that particular Portfolio. Once you read the short sections about the Portfolio(s) that interests you, read the sections about Purchase and Redemption of Shares of the Cash Preservation Classes ("Cash Preservation Shares"). These sections apply to both of the Portfolios offered by this Prospectus.

MONEY MARKET PORTFOLIO
________________________________________________________________________________

================================================================================
                             IMPORTANT DEFINITIONS

ASSET-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.


LIQUIDITY: Liquidity is the ability to convert investments easily into cash without losing a significant amount of money in the process.


NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REPURCHASE AGREEMENT: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
================================================================================

INVESTMENT GOAL

         The fund seeks to generate current income, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

         To achieve this goal, we invest in a diversified portfolio of short term, high quality, U.S. dollar-denominated instruments, including government, bank, commercial and other obligations.

         Specifically, we may invest in:

         1) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).

         2) High quality commercial paper and other obligations issued or guaranteed (or otherwise supported) by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor's, Prime-2 or higher by Moody's, or F-2 or higher by Fitch as well as high quality corporate bonds rated AA (or Aa)
            or higher at the time of purchase by those rating agencies. These ratings must be provided by at least two rating agencies or by the only rating agency providing a rating.

         3) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

         4) Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables).

         5) Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.

         6) Dollar-denominated   securities  issued  or  guaranteed  by  foreign
            governments   or   their   political   subdivisions,   agencies   or
            authorities.

         7) Securities issued or guaranteed by state or local governmental bodies.

         8) Repurchase agreements relating to the above instruments.

         The fund seeks to maintain a net asset value of $1.00 per share.

         QUALITY

         Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

         MATURITY

         The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements) will be purchased.

         KEY RISKS

         The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

         The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.


         The fund's concentration of its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.


         The obligations of foreign banks and other foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

         Unrated notes, paper and other instruments may be subject to the risk that an issuer may default on its obligation to pay interest and repay principal.

         The obligations issued or guaranteed by state or local government bodies may be issued by entities in the same state and may have interest which is paid from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may impact the fund.

         Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit. The U.S. Government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the fund.

         The fund's investment in asset-backed securities may be negatively impacted by interest rate fluctuations or when an issuer pays principal on an obligation held by the fund earlier or later than expected. These events may affect their value and the return on your investment.

         The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

         We may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

         ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

         RISK/RETURN INFORMATION

         The chart and table below give you a picture of the variability of the fund's long-term performance for Cash Preservation Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

AS OF 12/31
ANNUAL TOTAL RETURNS


                             (GRAPHIC APPEARS HERE)


          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



5.55%   3.09%    2.41%   3.30%   5.19%   4.67%   4.82%   4.77%    4.39%   5.67%

1991    1992     1993    1994    1995    1996    1997    1998     1999    2000



Year-to-date total return for the nine months ended September 30, 2001:    4.00%
Best Quarter:         6.56%               (quarter ended 3/31/91)
Worst Quarter:        2.36%               (quarter ended 9/30/93)


AS OF 12/31/00
AVERAGE ANNUAL TOTAL RETURNS

                               1 YEAR       5 YEARS      10 YEARS
                               ------       -------      --------
         MONEY MARKET          5.67%        4.85%          4.37%

         CURRENT YIELD: The seven-day yield for the period ended 12/31/00 for the fund was 5.79%. Past performance is not an indication of future results. Yields will vary. You may call (800) 430-9618 to obtain the current seven-day yield of the fund.

================================================================================
                             IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the   investment adviser for  portfolio management
services.


OTHER EXPENSES: Include administration, transfer agency, custody, professional fees and registration fees.


DISTRIBUTION  AND  SERVICE  FEES:   Fees  that are paid to the  Distributor  for
shareholder account service and maintenance.
================================================================================

         EXPENSES AND FEES

         As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

         The table below describes the fees and expenses that you may pay if you buy and hold Cash Preservation Shares of the fund. The table is based on expenses for the most recent fiscal year.

         ANNUAL FUND OPERATING EXPENSES*
         (Expenses that are deducted from fund assets)


         Management Fees(1).........................         0.38%

         Distribution and Service (12b-1) Fees......         0.40%

         Other Expenses(2)..........................        11.63%
                                                       -----------
         Total Annual Fund Operating Expenses(3)....        12.41%
                                                       ===========


          * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.


          1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2002. As a result of the fee waiver, current management fees of the fund are 0.27% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

          2. "Other Expenses" for the current fiscal year are expected to be less than the amounts shown above because certain of the fund's service providers are waiving a portion of their fees and/or reimbursing the fund for certain other expenses. As a result of these fee waivers and/or reimbursements, "Other Expenses" of the fund are estimated to be 0.28%. These waivers and reimbursements are expected to remain in effect for the current fiscal year. However, they are voluntary and can be modified or terminated at any time without the fund's consent.

          3. As a result of the fee waivers and/or reimbursements set forth in notes 1 and 2, the total annual fund operating expenses, which are estimated to be incurred during the current fiscal year, are 0.95%. Although these fee waivers and/or reimbursements are expected to remain in effect for the current fiscal year, they are voluntary and may be terminated at any time at the option of BIMC or the fund's service providers.


         EXAMPLE:

         The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                                 1 YEAR       3 YEARS      5 YEARS      10 YEARS
                                 ------       -------      -------      --------
CASH PRESERVATION SHARES         $1,195        $3,326       $5,153       $8,659

FINANCIAL HIGHLIGHTS
________________________________________________________________________________

         The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).


FINANCIAL HIGHLIGHTS (a)
         (FOR A CASH PRESERVATION SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                             MONEY MARKET PORTFOLIO

                                                      FOR THE         FOR THE         FOR THE         FOR THE          FOR THE
                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                   AUGUST 31, 2001 AUGUST 31, 2000 AUGUST 31, 1999 AUGUST 31, 1998  AUGUST 31, 1997
                                                   --------------- --------------- --------------- ---------------  ---------------
Net asset value at beginning of year.............      $   1.00        $   1.00        $   1.00        $   1.00          $   1.00
                                                       --------        --------        --------        --------          --------
Income from investment operations:
     Net investment income.......................        0.0465          0.0514          0.0427          0.0474            0.0464
                                                       --------        --------        --------        --------          --------
         Total net income from investment
              operations.........................        0.0465          0.0514          0.0427          0.0474            0.0464
                                                       --------        --------        --------        --------          --------
Less distributions
     Dividends (from net investment income)......       (0.0465)        (0.0514)        (0.0427)        (0.0474)          (0.0464)
                                                       --------        --------        --------        --------          --------
         Total distributions.....................       (0.0465)        (0.0514)        (0.0427)        (0.0474)          (0.0464)
                                                       --------        --------        --------        --------          --------
Net asset value at end of year...................      $   1.00        $   1.00        $   1.00        $   1.00          $   1.00
                                                       ========        ========        ========        ========          ========
Total Return.....................................         4.75%           5.27%           4.36%           4.86%             4.74%
Ratios/Supplemental Data
     Net assets at end of year (000).............          $194            $272            $131            $226              $242
     Ratios of expenses to average net assets
         After advisory/administration/transfer agent
              fee waivers........................        .95%(b)         .95%(b)         .95%(b)         .95%(b)           .95%(b)
Ratios of net investment income to
     average net assets
         After advisory/administration/transfer agent
              fee waivers........................         4.83%           5.14%           4.27%           4.74%             4.64%

(a) Financial Highlights relate solely to the Cash Preservation Class of shares within the portfolio.

(b) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 12.41%, 6.72%, 9.56%, 9.84% and 10.68% for the years ended August 31,
    2001, 2000, 1999, 1998 and 1997, respectively.

MUNICIPAL MONEY MARKET PORTFOLIO
________________________________________________________________________________

================================================================================
                             IMPORTANT DEFINITIONS

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.

GENERAL OBLIGATION BONDS: Bonds which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.


LIQUIDITY: Liquidity is the ability to convert investments easily into cash without losing a significant amount of money in the process.


MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL SECURITY: A short-term obligation issued by or on behalf of states and possessions of the United States, their political subdivisions and their agencies and authorities.

NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REVENUE BONDS: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

TAX-EXEMPT COMMERCIAL PAPER: Short-term Municipal Securities with maturities of 1 to 270 days.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
================================================================================


INVESTMENT GOAL

         The fund seeks to generate current income exempt from federal income taxes, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

         To achieve this goal, we invest in a diversified portfolio of Municipal Securities. Specifically, we may invest in:

         1) Fixed and variable rate notes and similar debt instruments issued by issuers who have ratings at the time of purchase of MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by Standard & Poor's or F-2 or higher by Fitch (or guaranteed or otherwise supported by entities with such ratings).

         2) Tax-exempt commercial paper and similar debt instruments issued by issuers who have ratings at the time of purchase of Prime-2 or higher by Moody's, A-2 or higher by Standard & Poor's or F-2 or higher by Fitch (or guaranteed or otherwise supported by entities with such ratings).

         3) Municipal bonds issued by issuers who have ratings at the time of purchase of Aa or higher by Moody's or AA or higher by Standard & Poor's or Fitch (or guaranteed or otherwise supported by entities with such ratings).

         4) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

         5) Municipal bonds and notes whose principal and interest payments are guaranteed by the U.S. Government or one of its agencies or authorities or which otherwise depend on the credit of the United States.

         The fund seeks to maintain a net asset value of $1.00 per share.


         We normally invest at least 80% of its net assets in Municipal Securities and other instruments the income from which is exempt from federal income tax, but may be subject to the Federal Alternative Minimum Tax.


         The  fund may hold uninvested cash reserves during temporary  defensive periods or, if in our opinion suitable Municipal Securities are not available. The fund may hold all of its assets in uninvested cash reserves during temporary defensive periods. Uninvested cash will not earn income.

         We intend to have no more than 25% of its total assets in Municipal Securities of issuers located in the same state.

         QUALITY

         Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

         MATURITY

         The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments) will be purchased.

         KEY RISKS

         The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

         The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

         Municipal Securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the fund's assets are invested in private activity bonds, the fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Moral obligation bonds are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Risk exists that a municipality will not honor moral obligation bonds. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities.

         There may be less information available on the financial condition of issuers of Municipal Securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell Municipal Securities, especially on short notice.

         The fund may invest in bonds whose interest may be subject to the Federal Alternative Minimum Tax. Interest received on these bonds by a taxpayer subject to the Federal Alternative Minimum Tax is taxable.

         We may invest 25% or more of assets in Municipal Securities whose interest is paid solely from revenues of similar projects. For example, the fund may invest more than 25% of its assets in Municipal Securities related to water or sewer systems. This type of concentration exposes the fund to the legal and economic risks relating to those projects.

         We will rely on legal opinions of counsel to issuers of Municipal Securities as to the tax-free status of investments and will not do our own analysis regarding tax-free status.

         The fund may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

         ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

         RISK/RETURN INFORMATION

         The chart and table below give you a picture of the variability of the fund's long-term performance for Cash Preservation Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.

AS OF 12/31
ANNUAL TOTAL RETURNS


                             (GRAPHIC APPEARS HERE)


          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



3.72%   2.18%   1.94%    2.85%   3.38%   2.33%    2.83%   2.68%   2.43%    3.23%

1991    1992    1993     1994    1995    1996     1997    1998    1999     2000



Year-to-date total return for the nine months ended September 30, 2001:    2.37%
Best Quarter:            3.91%            (quarter ended 3/31/91)
Worst Quarter:           1.53%            (quarter ended 3/31/93)

AS OF 12/31/00
AVERAGE ANNUAL TOTAL RETURNS

                                      1 YEAR       5 YEARS      10 YEARS
                                      ------       -------      --------
         MUNICIPAL MONEY MARKET       3.23%        2.71%         2.76%

         CURRENT YIELD: The seven-day yield for the period ended 12/31/00 for the fund was 3.71%. Past performance is not an indication of future results. Yields will vary. You may call (800) 430-9618 to obtain the current seven-day yield of the fund.

               CASH PRESERVATION PORTFOLIOS NEW ACCOUNT APPLICATION
               Mail completed application to: PFPC -
1                                    Attention: Cash Preservation,
Registration                                    P.O. Box 8916,
                                                Wilmington, DE 19899
               _________________________________________________________________
               PLEASE PRINT

               ___________________________________________  [ ] Individual
               Owner                                        [ ] Joint Tenant
                                                            [ ] Custodian
               ___________________________________________  [ ] UGMA___(State)
               Co-owner*, minor, trust                      [ ] Trust
                                                            [ ] Corporation
               ___________________________________________  [ ] Other __________
               Street Address

               ___________________________________________
               City                       State   Zip Code

               ___________________________________________
               * For joint  registration,  both must  sign.
               The registration will be as joint tenants with the right of survivorship and not as tenants in common, unless otherwise stated.

               _________________________________________________________________
2              Total amount invested (minimum of $1,000 per portfolio) _________
Investments    MONEY MARKET PORTFOLIO $ _________
               MUNICIPAL MONEY MARKET PORTFOLIO $ _________
               [ ] BY CHECK.  Made payable to "Cash Preservation."
               [ ] BY WIRE.  Call PFPC Inc. ("PFPC") directly at (800) 430-9618 to obtain a Fund account number and for further instructions. Then, fill in your new fund account number ________________ .
               [ ] BY PAYMENT FROM INSURANCE POLICY. Recipients of certain insurance policy payments may purchase shares by authorizing and directing the issuing insurance company to forward payments to the fund. Complete the "Payment Authorization Form" at the bottom of this application.
               _________________________________________________________________
3              Under penalties of perjury, I certify with my signature below
Taxpayer       that the number shown in this section of the application is my
Identification correct taxpayer identification number and that I am not subject to backup withholdings as a result of a failure to report all interest or dividends, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.
               If you are subject to backup withholding, check the box in front of the following statement.
               [ ] The Internal  Revenue Service has notified me that I am subject to backup withholding.

               ________________________________ or __________________________ or
               (Owner's Social Security Number)    (Tax Identification Number)

                ________________________________
                (Minor's Social Security Number)

               _________________________________________________________________
4              A. DIVIDEND ELECTION
Options        Unless you elect otherwise, all dividends will be automatically reinvested in additional shares. If you prefer to be paid in cash each month, check the appropriate box below.
               [ ] Pay all dividends in cash.
               [ ] I request the above  distributions  be sent to the special payee whose address is specified in Section B below.

B.  WITHDRAWAL BY TELEPHONE
If you wish to have the convenience of making withdrawals by telephone without obtaining the usual signature guarantees, please furnish the information below. Then, when you wish to withdraw funds, all you need to do is call PFPC toll-free at (800) 430-9618 and they will process your request. SHAREHOLDERS HOLDING SHARE CERTIFICATES ARE NOT ELIGIBLE FOR THE SYSTEMATIC WITHDRAWAL PLAN BECAUSE SHARE CERTIFICATES MUST ACCOMPANY ALL WITHDRAWAL REQUESTS. It is understood that neither PFPC nor the Fund will be liable for any loss, liability, cost or expense for acting upon such instructions.

Name in which bank account is established_______________________________________
Bank account number __________________________________

Transit Number_______________________

Full name of commercial bank (not savings bank)_________________________________
Address_________________________   City______________   State_____ Zip _________


                          NOT A PART OF THE PROSPECTUS

C.  TELEPHONE EXCHANGE
Your account will automatically provide for telephone exchange of shares of one class for shares of another class. Then, when you wish to exchange shares, all you need to do is call PFPC, toll-free at (800) 430-9618. SHAREHOLDERS HOLDING SHARE CERTIFICATES, HOWEVER, MAY NOT EXCHANGE SHARES BY TELEPHONE BECAUSE SHARE CERTIFICATES MUST ACCOMPANY ALL EXCHANGE REQUESTS. The same registration and address will be used as listed on this form under "Registration." It is understood that neither PFPC nor the Fund will be liable for any loss, liability, cost or expense for following the procedures described below or for following instructions communicated by telephone that it reasonably believes to be genuine. IF YOU DO NOT WISH TO HAVE THIS PRIVILEGE, PLEASE CHECK THIS BOX.[ ]

The Fund's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) permitting  exchanges only if the two account  registrations  are identical;
(5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions.

For accounts held of record by a broker-dealer, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

D.  ADDITIONAL EXCHANGE PRIVILEGE
[ ] I accept the Additional Exchange provisions on the reverse side of this Application with respect to the Participating Classes.

                           __________________
                              (Signature)

E.  AUTOMATIC INVESTING
This program provides for investments to be made automatically, by authorizing PFPC to withdraw funds from your bank account. An initial minimum investment of $1,000, and subsequent investment of at least $100 are required. The program requires additional information so that PFPC may contact your bank to make sure the arrangement is properly established.
[ ] Check here and the proper form will be sent to you.

F.  FREE CHECK WRITING PRIVILEGE
[ ] Check this box if you wish to take advantage of the Free Check Writing Privilege. SHAREHOLDERS HOLDING SHARE CERTIFICATES ARE NOT ELIGIBLE FOR CHECK WRITING PRIVILEGES BECAUSE SHARE CERTIFICATES MUST ACCOMPANY ALL TRANSACTION REQUESTS. If you have checked the box above, please be sure to complete the signature card below. Your checkbook should arrive within three to four weeks. A separate checkbook is issued for each Cash Preservation Portfolio.

                   PLEASE TURN OVER TO COMPLETE APPLICATION.

--------------------------------------------------------------------------------
                  CASH PRESERVATION PORTFOLIOS SIGNATURE CARD

Complete only if check writing privilege is selected.

Registration: __________________________________________________________________

              __________________________________________________________________
              Please fill out exactly as in "Registration" in Section 1 of the New Account Application.

Authorizing signatures(s)*   Date Signed: ______________________________________

1. __________________________________  2. ____________________________________
[ ] Check if one signature is required.[ ] Check if two signatures are required.

* All owners must sign. If a corporation, a corporate resolution naming the individual(s) authorized above must accompany this signature card.

For internal use of PFPC only: Acct. # _________________________________________


                          NOT A PART OF THE PROSPECTUS

                            CHECK WRITING CONDITIONS

I/we hereby authorize PNC Bank, National Association ("PNC Bank") to honor checks drawn by me/us on this (these) account(s).
I/we fully understand that:
      (1) if this card is signed by more than one person, all checks will require all signatures unless indicated to the contrary on the reverse of this card;
      (2) if any of the shares in this (these) account(s) is (are) represented by share certificates, this privilege does not apply;
      (3) checks must be drawn for $100 or more;
      (4) this privilege may be terminated at any time by PNC Bank or the Fund, and neither shall incur any liability to me/us for honoring such checks, for effecting redemptions to pay such checks, or for returning checks which have not been accepted; and
      (5) this privilege is subject to the terms and conditions set forth in the prospectus of the Cash Preservation Portfolios.

       For assistance in completing this Application call (800) 430-9618

________________________________________________________________________________
5              _________________________________________________________________
Signatures     Citizenship: [ ] U.S.   [ ] Other _______________
               Please provide Phone Number(___) ________________

               Sign below exactly as printed in Registration.
               I (we) am (are) of legal age and have read the prospectus. I (we) hereby certify that each of the persons listed below has been duly elected, and is now legally holding the office set below his name and has the authority to make this authorization.

               Please print titles below if signing on behalf of a business or trust.

               _____________________________    _____________________________
                       (Signature)                         (Signature)

               ______________________________________________________
               (President, Trustee, General Partner or Agent)

               ______________________________________________________
               (Co-owner, Secretary of Corporation, Co-trustee, etc.)

               _________________________________________________________________
6              MUST BE COMPLETED BY DEALER
Investment
Dealer         ___________________________  ____________________________________
               Firm Name                    Representative's Name (print)

               ___________________________  ____________________________________
               Branch Street Address        Representative's Number

               ___________________________  ____________________________________
               Representative's Signature   Date

               _________________________________________________________________
7              COMPLETE ONLY IF INVESTING THROUGH AN INSURANCE COMPANY
Insurance
Proceeds                   PAYMENT AUTHORIZATION FORM

               TO: __________________________ RE: ______________________________
                   Insurance Company              Investor Name

                   __________________________     ______________________________
                   Address                        Policy Number

                   __________________________     ______________________________
                   City, State, Zip Code          Policy Number

You are hereby authorized to issue all checks representing policy payment(s) under the above referenced policy (policies) to "Cash Preservation" and to send such payments directly to such fund at the following address:
        c/o PFPC Inc.                      _______________________________
            P.O. Box 8916                  Signature of Investor
            Wilmington, Delaware  19899    _______________________________
                                           Date


                          NOT A PART OF THE PROSPECTUS

================================================================================
                             IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.


OTHER EXPENSES: Include administration, transfer agency, custody, professional fees and registration fees.


DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.
================================================================================

         EXPENSES AND FEES

         As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.


         The table below describes the fees and expenses that you may pay if you buy and hold Cash Preservation Shares of the fund. The table is based on expenses for the most recent fiscal year.

         ANNUAL FUND OPERATING EXPENSES*
         (Expenses that are deducted from fund assets)

         Management Fees(1)..................................     0.35%


         Distribution and Service (12b-1) Fees...............     0.40%

         Other Expenses(2)...................................    21.35%
                                                                 ------
         Total Annual Fund Operating Expenses(3).............    22.10%
                                                                 ======


          * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.


          1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2002. As a result of the fee waiver, current management fees of the fund are 0.06% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

          2. "Other Expenses" for the current fiscal year are expected to be less than the amounts shown above because certain of the fund's service providers are waiving a portion of their fees and/or reimbursing the fund for certain other expenses. As a result of these fee waivers and/or reimbursements, "Other Expenses" of the fund are estimated to be 0.54%. These waivers and reimbursements are expected to remain in effect for the current fiscal year. However, they are voluntary and can be modified or terminated at any time without the fund's consent.

          3. As a result of the fee waivers and/or reimbursements set forth in notes 1 and 2, the total annual fund operating expenses, which are estimated to be incurred during the current fiscal year, are 1.00%. Although these fee waivers and/or reimbursements are expected to remain in effect for the current fiscal year, they are voluntary and may be terminated at any time at the option of BIMC or the fund's service providers.


         EXAMPLE:

         The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                               1 YEAR      3 YEARS      5 YEARS      10 YEARS
                               ------      -------      -------      --------
CASH PRESERVATION SHARES       $2,021       $5,085      $7,191        $10,007

FINANCIAL HIGHLIGHTS
________________________________________________________________________________

         The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).


FINANCIAL HIGHLIGHTS (a)
         (FOR A CASH PRESERVATION SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                        MUNICIPAL MONEY MARKET PORTFOLIO


                                                       FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                    AUGUST 31, 2001 AUGUST 31, 2000 AUGUST 31, 1999 AUGUST 31, 1998 AUGUST 31, 1997
                                                    --------------- --------------- --------------- --------------- ---------------
Net asset value at beginning of year.............       $   1.00       $   1.00        $   1.00        $   1.00         $   1.00
                                                        --------       --------        --------        --------         --------
Income from investment operations:
     Net investment income.......................         0.0278         0.0292          0.0234          0.0274           0.0272
                                                        --------       --------        --------        --------         --------
         Total net income from investment
              operations.........................         0.0278         0.0292          0.0234          0.0274           0.0272
                                                        --------       --------        --------        --------         --------
Less distributions
     Dividends (from net investment income)......        (0.0278)       (0.0292)        (0.0234)        (0.0274)         (0.0272)
                                                        --------       --------        --------        --------         --------
         Total distributions.....................        (0.0278)       (0.0292)        (0.0234)        (0.0274)         (0.0272)
                                                        --------       --------        --------        --------         --------
Net asset value at end of year...................       $   1.00       $   1.00        $   1.00        $   1.00         $   1.00
                                                        ========       ========        ========        ========         ========
Total Return.....................................          2.82%          2.96%           2.37%           2.82%            2.76%
Ratios/Supplemental Data
     Net assets at end of year (000).............           $116           $218            $214             $92              $97
Ratios of expenses to average net assets
         After advisory/administration/transfer agent
              fee waivers........................         .98%(b)        .98%(b)         .98%(b)         .98%(b)          .98%(b)
Ratios of net investment income to average
     net assets
         After advisory/administration/transfer agent
              fee waivers........................          2.81%          2.92%           2.34%           2.78%            2.72%


(a) Financial Highlights relate solely to the Cash Preservation Class of shares within the portfolio.

(b) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 22.10%, 14.61%, 11.80%, 23.16% and 26.58% for the years ended August 31, 2001, 2000, 1999, 1998 and 1997, respectively.

PORTFOLIO MANAGEMENT
________________________________________________________________________________

INVESTMENT ADVISER


         BIMC, a majority-owned indirect subsidiary of PNC Bank, N.A. serves as investment adviser and is responsible for all purchases and sales of each fund's portfolio securities. BIMC and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $72.9 billion. BIMC (formerly known as PNC Institutional Management Corporation or PIMC) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 100 Bellevue Parkway, Wilmington, DE 19809.

         For the fiscal year ended August 31, 2001, BIMC received the following fees as a percentage of each fund's average net assets:

         Money Market Portfolio                     0.27%
         Municipal Money Market Portfolio              0%


         The following chart shows the funds' other service providers and includes their addresses and principal activities.

                              --------------------
                                  SHAREHOLDERS
                              --------------------

Distribution                  --------------------
and                          PRINCIPAL DISTRIBUTOR
Shareholder
Services                    PFPC DISTRIBUTORS, INC.
                               3200 HORIZON DRIVE
                           KING OF PRUSSIA, PA 19406

                        Distributes shares of the funds.
                              --------------------

                              --------------------
                                 TRANSFER AGENT

                                    PFPC INC.
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809

                          Handles shareholder services,
                          including record-keeping and
                           statements, distribution of
                         dividends and processing of buy
                               and sell requests.
                              --------------------

Asset                         --------------------
Management                     INVESTMENT ADVISER


                            BLACKROCK INSTITUTIONAL
                             MANAGEMENT CORPORATION
                              100 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809



                        Manages each fund's business and
                             investment activities.
                              --------------------

                              --------------------
                                    CUSTODIAN

                               PFPC TRUST COMPANY
                             8800 TINICUM BOULEVARD
                                    SUITE 200
                             PHILADELPHIA, PA 19153

                      Holds each fund's assets, settles all
                      portfolio trades and collects most of
                         the valuation data required for
                        calculating each fund's net asset
                                 value ("NAV").
                              --------------------

Fund                          --------------------
Operations                   ADMINISTRATOR AND FUND
                                ACCOUNTING AGENT

                                   PFPC INC.
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809

                       Provides facilities, equipment and
                     personnel to carry out administrative
                       services related to each fund and
                     calculates each fund's NAV, dividends
                               and distributions.
                              --------------------

                              --------------------
                               BOARD OF DIRECTORS

                        Supervises the funds' activities.
                              --------------------

SHAREHOLDER INFORMATION
________________________________________________________________________________

PRICING SHARES

         The price of your  shares is also  referred  to as the net asset  value
(NAV).

         The NAV is determined twice daily at 12:00 noon and at 4:00 p.m., Eastern Time, each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. It is calculated by dividing a fund's total assets, less its liabilities, by the number of shares outstanding.


         During certain emergency closings of the NYSE, however, a fund may open for business if it can maintain its operations. In this event, the fund will determine its NAV as described above. To determine if a fund is open for business on a day the NYSE is closed for an emergency, please contact us by calling the telephone number listed on the last page.

         On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each fund reserves the right to close at or prior to the BMA recommended closing time. If a fund does so, it will process purchase and redemption orders received after the fund's closing time on the next business day.


         Each fund values its securities using amortized cost. This method values a fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of changing interest rates.

PURCHASE OF SHARES

         GENERAL. You may purchase Cash Preservation Shares by mail, wire or exchange from another Cash Preservation Class as described below. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 ($1,000 if transmitted by wire). The Company in its sole discretion may accept or reject any order for purchases of Cash Preservation Shares.

         If you hold Shares in the street name account of a broker/dealer and you want to transfer your Shares to another broker/dealer, contact your current broker/dealer.


         Purchases will be effected at the net asset value next determined after PFPC, the Company's transfer agent, has received a purchase order in good order and the Company's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. The chart below outlines the deadlines for execution of purchase orders. On any Business Day, orders which are accompanied by Federal Funds and received by the Company by the established deadline, and orders as to which payment has been converted into Federal Funds by the deadline, will be executed as of the deadline on that Business Day.

         PORTFOLIO                        TIME
         ---------                        ----
         Money Market..................   4:00 p.m. Eastern Time
         Municipal Money Market........   12:00 noon Eastern Time

         For the Cash Preservation Municipal Money Market Portfolio, orders which are accompanied by Federal Funds and received by PFPC after the deadline but prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), and orders as to which payment has been converted into Federal Funds after the deadline but prior to the close of regular trading on the NYSE on any Business Day, will be executed as of the close of regular trading on the NYSE on that Business Day, but will not be entitled to receive dividends declared on such Business Day. For the Cash Preservation Municipal Money Market Portfolio, orders which are accompanied by Federal Funds and received by the

Company after the close of regular trading on the NYSE, and orders as to which payment has been converted to Federal Funds after the close of regular trading on the NYSE on a Business Day will be processed as of the deadline on the following Business Day.

         For the Cash Preservation Money Market Portfolio, orders which are accompanied by Federal Funds and received by the Company after the close of regular trading on the NYSE, and orders as to which payment has been converted to Federal Funds after the close of regular trading on the NYSE on a Business Day will be processed as of the deadline on the following Business Day.
         PURCHASES BY MAIL. You may also make direct investments at any time in any Cash Preservation Class you select through any broker that has entered into a dealer agreement with the Distributor (an "Authorized Dealer"). You may make an initial investment in any of the Cash Preservation Classes by mail by fully completing and signing an application obtained from an Authorized Dealer (the "Application"), specifying the Portfolio in which you wish to invest, and mailing it, together with a check payable to "Cash Preservation" to the Cash Preservation Portfolios, c/o PFPC, P.O. Box 8916, Wilmington, Delaware 19899. The check must specify the name of the Portfolio for which shares are being purchased. An Application will be returned to you unless it contains the name of the Authorized Dealer from whom you obtained it. Subsequent purchases may be made through an Authorized Dealer or by forwarding payment to the Company's transfer agent at the foregoing address.

         PURCHASES BY BANK WIRE. You may also purchase Shares in either of the Cash Preservation Classes by having your bank or Authorized Dealer wire Federal Funds to the Company's Custodian, PFPC Trust Company. Your bank or Authorized Dealer may impose a charge for this service. The Company does not currently charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of your Federal Funds wire, for an initial investment, it is important that you follow these steps:

             A. Telephone the Company's transfer  agent,  PFPC,  toll-free (800)
                430-9618  and  provide  your  name,  address, telephone  number,
                Social Security or Tax Identification Number, the Cash Preservation Class selected, the amount being wired, and by which bank or Authorized Dealer. PFPC will then provide you with an account number. (If you have an existing account, you should also notify PFPC prior to wiring funds.)

             B. Instruct your bank or Authorized Dealer to  wire  the  specified amount, together with your assigned account number, to PFPC's account with PNC Bank:

                PNC Bank, N.A., Philadelphia, PA
                ABA-0310-0005-3.
                FROM: (your name)
                ACCOUNT NUMBER: (your account number with the Portfolio) FOR PURCHASE OF: (name of the Portfolio)
                AMOUNT: (amount to be invested)

             C. Fully  complete  and  sign  the  Application and mail it  to the address shown thereon. PFPC will not process initial purchases until it receives a fully completed and signed Application. An Application will be returned to you unless it contains the name of the Authorized Dealer from whom you obtained it.

         For subsequent investments, you should follow steps A and B above.

         BY PAYMENT FROM INSURANCE POLICIES. If you are a recipient of certain insurance policy payments, you may purchase Shares by completing and signing an Application, including the section which authorizes your insurance company to forward policy payments to the Cash Preservation Class indicated on the Application, and mailing it to PFPC at the address shown thereon. An Application will be returned to you unless it contains the name of the Authorized Dealer from whom you obtained it.

         AUTOMATIC INVESTMENT PLAN. Additional investments may be made automatically by authorizing PFPC to withdraw funds from your bank account through an Automatic Investment Plan. If you wish to participate in an Automatic Investment Plan, you should call PFPC at (800) 430-9618 to obtain the appropriate form.

         RETIREMENT PLANS. Cash Preservation Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PFPC Trust Company acts as custodian. For further information as to applications and annual fees, contact the Distributor or an Authorized Dealer. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with your tax adviser.

REDEMPTION OF SHARES

         GENERAL. Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Company's transfer agent, PFPC. You may redeem all or some of your Shares in accordance with one of the procedures described below.

         REDEMPTION BY MAIL. You may redeem any number of Shares by sending a written request to the Company' s transfer agent, PFPC Inc., P.O. Box 8916, Wilmington, Delaware 19899, Attention: Cash Preservation Portfolios. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered.

         Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer
Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

         REDEMPTION BY TELEPHONE. If you are a direct investor, you may redeem your Shares without charge by telephone if you have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, you must file a Telephone Authorization Form with PFPC. This form is available from PFPC. Once this election has been made, you may simply contact PFPC by telephone to request the redemption by calling (800) 430-9618. Neither the Company, the Distributor, the Portfolios, the Administrator nor any other Company agent will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that they reasonably believe to be genuine.

         The Company's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and name of the portfolio, all of which must match the Company's records; (3) requiring the Company's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the Company elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions,
securities  dealers,   financial  planners  or  other  industry   professionals,
additional  documentation  or  information  regarding  the scope of authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

         Proceeds of a telephone redemption request will be mailed by check to your registered address unless you have designated in your Application or Telephone Authorization Form that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to your bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $1,000. There is no maximum for proceeds sent by wire trans-fer. The Company may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

         REDEMPTION BY CHECK. You may request that the Company provide redemption checks drawn on a particular Cash Preservation Class. If you hold share certificates, you are not eligible for this check writing privilege because share certificates must accompany all redemption requests. Checks will be sent only to the registered owner(s) and only to the address of record. You may issue checks made payable to the order of any person in the amount of $100 or more. The redemption is not effective until the check is processed and cleared by the transfer agent, and dividends are earned until the redemption is effected. Because dividends accrue daily, you should not use a check to close an account as a small balance is likely to result. There is no charge for redemption by check. If you have check writing privileges and you exchange funds from one Cash Preservation Class into another Cash Preservation Class, you will automatically receive a checkbook for the new account (allow three to four weeks for delivery). The Company or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

         ADDITIONAL REDEMPTION INFORMATION. The Company ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Company will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. You should consider purchasing Shares using a certified or bank check or money order if you anticipate an immediate need for redemption proceeds.

         The Company does not impose a charge when Shares are redeemed. The Company reserves the right to redeem any account in a Cash Preservation Class involuntarily, on thirty days' notice, if such account falls below $500 and during such 30-day notice period the amount invested in such account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the SEC.


         If the Board of Directors determines that it would be detrimental to the best interest of the remaining shareholders of the funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a fund.


EXCHANGE PRIVILEGE

         If you wish to exchange Shares of one Cash Preservation Class for another Cash Preservation Class, you may do so by mail or by telephone. In order to establish a systematic withdrawal plan for the new account, you must file a written request. The Company and PFPC reserve the right to limit, amend or terminate these exchange privileges at any time upon 60 days written notice to shareholders. No exchange fee is currently imposed for exchanges; however, the Company reserves the right to charge shareholders an exchange fee of $5.00 for each exchange. If you hold share certificates, the certificates must accompany your request for an exchange. An exchange of Shares will be treated as a sale for federal tax purposes.

         Detailed  Instructions  Required.  A request  for an exchange of Shares must be sufficiently detailed to enable PFPC to complete the exchange in accordance with your wishes. The request must name the Portfolio and account number from which the exchange is to be made. It must also name the Portfolio to which the exchange is to be made and the account number, if to an existing account. The request must specify the amount of money or Shares to be exchanged. New accounts will be established with the same registration and address, and with the same options as your account from which the exchange is made - an Application is not needed. If the registration or address of the new account is to be different in any respect, the request must be in writing with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings associations who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

         To request an exchange by mail, send a written request (together with any share certificates issued to the investor) to: Cash Preservation c/o PFPC, P.O. Box 8916, Wilmington, Delaware 19899. The request must be signed by all shareholders exactly as their names appear on the Company's records.

         If the exchange is to a new account, the dollar value of Shares acquired must equal or exceed the Portfolio's minimum for a new account; if to an existing account the dollar value must equal or exceed the Portfolio's minimum for subsequent investments. If any amount remains in the Cash Preservation Class from which the exchange is being made, such amount must not drop below the minimum account value required by that Portfolio.

DIVIDENDS AND DISTRIBUTIONS

         The Company will distribute substantially all of the net investment income and net realized capital gains, if any, of each fund to each fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Cash Preservation Class unless a shareholder elects otherwise.


         The net investment income (not including any net short-term capital gains) earned by each fund will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record as of the determination of net asset value made as of the close of trading of the NYSE. Shares will begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Net short-term capital gains, if any, will be distributed at least annually.


TAXES

         Distributions from the Money Market Portfolio will generally be taxable to shareholders. It is expected that all, or substantially all, of these distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

         Distributions from the Municipal Money Market Portfolio will generally constitute tax-exempt income for shareholders for federal income tax purposes. It is possible, depending upon the Portfolios' investments, that a portion of each Portfolio's distributions could be taxable to shareholders as ordinary income or capital gains, but it is not expected that this will be the case.

         Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Portfolio generally will not be deductible for federal income tax purposes.

         You should note that a portion of the exempt-interest dividends paid by the Municipal Money Market Portfolio may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

         If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

         The foregoing is only a summary of certain tax considerations under the current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different United States Federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

DISTRIBUTION ARRANGEMENTS
________________________________________________________________________________


         Cash Preservation Shares of the funds are sold without a sales load on a continuous basis by PFPC Distributors, Inc., whose principal business address is at 3200 Horizon Drive, King of Prussia, PA 19406.


         The Board of Directors of the Company approved and adopted the Distribution Agreement and separate Plans of Distribution for each of the Classes (collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under each of the Plans, the Distributor is entitled to receive from the relevant Cash Preservation Class a distribution fee, which is accrued daily and paid monthly, of up to .65% on an annualized basis of the average daily net assets of the relevant Cash Preservation Class. The actual amount of such compensation is agreed upon from time to time by the Company's Board of Directors and the Distributor. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plans in the amount of .40% of the average daily net assets of the relevant
Class on an annualized basis in any year. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

         Under the Distribution Agreement and the relevant Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of any relevant
Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Cash Preservation Shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Cash Preservation Class as well as for related direct mail, advertising and promotional expenses.

         Each of the Plans obligates the Company, during the period it is in effect, to accrue and pay to the Distributor on behalf of each Cash Preservation Class the fee agreed to under the Distribution Agreement. Payments under the Plans are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

________________________________________________________________________________
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.
________________________________________________________________________________




INVESTMENT ADVISER
BlackRock Institutional Management Corporation
Wilmington, Delaware

DISTRIBUTOR
PFPC Distributors, Inc.
King of Prussia, Pennsylvania

CUSTODIAN
PFPC Trust Company
Philadelphia, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania


                                CASH PRESERVATION
                                   PORTFOLIOS


                                       OF
                               THE RBB FUND, INC.


                             MONEY MARKET PORTFOLIO
                                       AND
                             MUNICIPAL MONEY MARKET
                                    PORTFOLIO







                                   Prospectus
                                December 18, 2001

                          CASH PRESERVATION PORTFOLIOS

                                 1-800-430-9618

FOR MORE INFORMATION

         This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Cash Preservation Classes is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

         These reports contain additional information about each of the funds' investments, describe the funds' performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


         A Statement of Additional Information, dated December 18, 2001 (SAI), has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Cash Preservation Classes, may be obtained free of charge, along with the Cash Preservation Classes' annual and semi-annual reports, by calling (800) 430-9618. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally considered a part of this Prospectus).


SHAREHOLDER ACCOUNT SERVICE REPRESENTATIVES

         Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 5 p.m. (Eastern time) Monday-Friday. Call: (800) 430-9618.

SECURITIES AND EXCHANGE COMMISSION (SEC)


         You may also view and copy information about The RBB Fund, Inc. and the funds, including the SAI, by visiting the SEC's Public Reference Room in
Washington,   D.C.  or  the  EDGAR  Database  on  the  SEC's  Internet  site  at
www.sec.gov. You may also obtain copies of fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: PUBLICINFO@SEC.GOV., or by sending your written request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102. You may obtain information on the operation of the public reference room by calling the SEC at 1-202-942-8090.





                   INVESTMENT COMPANY ACT FILE NO. 811-05518

                      SANSOM STREET MONEY MARKET PORTFOLIO
                              OF THE RBB FUND, INC.



     This prospectus gives vital information about this money market mutual fund, advised by BlackRock Institutional Management Corporation ("BIMC" or the "Adviser"), including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.



     Please note that this fund:

     [box] is not a bank deposit;

     [box] is not federally insured;

     [box] is not an obligation of, or guaranteed or endorsed by PNC Bank, National Association, PFPC Trust Company or any other bank;

     [box] is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency;

     [box] is not guaranteed to achieve its goals;

     [box] may not be able to maintain a stable $1 share price and you may lose money.




--------------------------------------------------------------------------------
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------



PROSPECTUS                                                     December 18, 2001

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


TABLE OF CONTENTS
--------------------------------------------------------------------------------

     INTRODUCTION TO THE RISK/RETURN SUMMARY ..............................5


     PORTFOLIO DESCRIPTION ................................................6


     PORTFOLIO MANAGEMENT

          Investment Adviser .............................................11

          Service Provider Chart .........................................12


     SHAREHOLDER INFORMATION

          Pricing Shares .................................................13

          Purchase of Shares .............................................13

          Redemption of Shares ...........................................14

          Dividends and Distributions ....................................16

          Taxes ..........................................................16



     DISTRIBUTION ARRANGEMENTS ...........................................17



     FOR MORE INFORMATION ........................................Back Cover


[SIDEBAR]
================================================================================
A LOOK AT THE GOALS, STRATEGIES, RISKS, EXPENSES AND FINANCIAL HISTORY OF THE PORTFOLIO.


DETAILS ABOUT THE SERVICE
PROVIDERS.


POLICIES AND INSTRUCTIONS FOR OPENING, MAINTAINING AND
CLOSING AN ACCOUNT IN
THE PORTFOLIO.



DETAILS ON THE DISTRIBUTION PLAN.
================================================================================

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

INTRODUCTION TO THE RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Sansom Street Money Market Portfolio of The RBB Fund, Inc. (the "Company").

     The class of common stock (a "Sansom Street Class") of the Company offered by this Prospectus represents interests in the Sansom Street Class of the Money Market Portfolio. This Prospectus and the Statement of Additional Information incorporated herein relate solely to the Sansom Street Class of the Company.

     This Prospectus has been organized so that there is a short section with important facts about the Portfolio's goals, strategies, risks, expenses and financial history. Once you read this short section, read the sections about Purchase and Redemption of Shares of the Sansom Street Class ("Sansom Street Shares" or "Shares").

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

[sidebar]
================================================================================
                              IMPORTANT DEFINITIONS

ASSET-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.


LIQUIDITY: Liquidity is the ability to convert investments easily into cash without losing a significant amount of money in the process.


NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REPURCHASE AGREEMENT: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
================================================================================


INVESTMENT GOAL

     The fund seeks to generate current income, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

     To achieve this goal, we invest in a diversified portfolio of short term, high quality, U.S. dollar-denominated instruments, including government, bank, commercial and other obligations.

     Specifically, we may invest in:

     1) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).

     2) High quality commercial paper and other obligations issued or guaranteed (or otherwise supported) by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor's, Prime-2 or higher by Moody's or F-2 or higher by Fitch, as well as high quality corporate bonds rated AA (or Aa) or higher at the time of purchase by those rating agencies. These ratings must be provided by at least two rating agencies or by the only rating agency providing a rating.

     3) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

     4) Asset-backed  securities (including interests in pools of assets such as
        mortgages,    installment   purchase   obligations   and   credit   card
        receivables).

     5) Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.

     6) Dollar-denominated   securities   issued  or   guaranteed   by   foreign
        governments or their political subdivisions, agencies or authorities.

     7) Securities issued or guaranteed by state or local governmental bodies.

     8) Repurchase agreements relating to the above instruments.

     The fund seeks to maintain a net asset value of $1.00 per share.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements) will be purchased.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.


     The fund's concentration of its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.


     The obligations of foreign banks and other foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

     Unrated notes, paper and other instruments may be subject to the risk that an issuer may default on its obligation to pay interest and repay principal.

     The obligations issued or guaranteed by state or local government bodies may be issued by entities in the same state and may have interest which is paid from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may impact the fund.

     Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit. The U.S. Government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the fund.

     The fund's investment in asset-backed securities may be negatively impacted by interest rate fluctuations or when an issuer pays principal on an obligation held by the fund earlier or later than expected. These events may affect their value and the return on your investment.

     The fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

     We may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

     RISK/RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's long-term performance for Sansom Street Shares. The information shows you how the fund's performance has varied year by year and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.


AS OF 12/31
ANNUAL TOTAL RETURNS

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



  6.18%   5.71%   3.01%   4.07%   4.96%   5.03%   5.39%   5.23%   4.88%   6.16%

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000


 Year-to-date total return for the nine months ended September 30, 2001:   4.49%
 Best Quarter:            7.18% (quarter ended 3/31/91)

 Worst Quarter:           2.96% (quarter ended 6/30/93)


AS OF 12/31/00
AVERAGE ANNUAL TOTAL RETURNS

                          1 YEAR                 5 YEARS                10 YEARS
                         --------                -------                --------
MONEY MARKET               6.16%                  5.36%                   4.85%

     CURRENT YIELD: The seven-day yield for the period ended 12/31/00 for the fund was 6.25%. Past performance is not an indication of future results. Yields will vary. You may call (800) 430-9618 to obtain the current seven-day yield of the fund.

     EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Sansom Street Shares of the fund. The table is based on expenses for the most recent fiscal year.

     ANNUAL FUND OPERATING EXPENSES*
     (Expenses that are deducted from fund assets)


     Management Fees(1)........................................   0.38%


     Distribution and Service (12b-1) Fees ....................   0.05%


     Other Expenses(2).........................................   0.18%
                                                                  -----

     Total Annual Fund Operating Expenses(3)...................   0.61%
                                                                  =====


     * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.


     1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2002. As a result of the fee waiver, current management fees of the fund are 0.27% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     2. "Other Expenses" for the current fiscal year are expected to be less than the amounts shown above because certain of the fund's service providers are waiving a portion of their fees and/or reimbursing the fund for certain other expenses. As a result of these fee waivers and/or reimbursements, "Other Expenses" of the fund are estimated to be 0.17%. These waivers and reimbursements are expected to remain in effect for the current fiscal year. However, they are voluntary and can be modified or terminated at any time without the fund's consent.

     3. As a result of the fee waivers and/or reimbursements set forth in notes 1 and 2, the total annual fund operating expenses, which are estimated to be incurred during the current fiscal year, are 0.49%. Although these fee waivers and/or reimbursements are expected to remain in effect for the current fiscal year, they are voluntary and may be terminated at any time at the option of BIMC or the fund's service providers.


[SIDEBAR]
================================================================================
     IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for the portfolio management services.


OTHER EXPENSES: Include administration, transfer agency, custody, professional fees and registration fees.


DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.
================================================================================

     EXAMPLE:

     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                       1 YEAR           3 YEARS           5 YEARS       10 YEARS
                      --------          -------           -------       --------
   SANSOM STREET        $62              $195              $340           $762

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


     The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).
FINANCIAL HIGHLIGHTS (a)
     (FOR A SANSOM STREET SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                             MONEY MARKET PORTFOLIO
                                                      FOR THE          FOR THE        FOR THE         FOR THE         FOR THE
                                                    YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                  AUGUST 31, 2001 AUGUST 31, 2000 AUGUST 31, 1999 AUGUST 31, 1998 AUGUST 31, 1997
                                                  --------------- --------------- --------------- --------------- ---------------
Net asset value at beginning of year ..............     $   1.00     $   1.00        $   1.00         $   1.00        $   1.00
                                                        --------     --------        --------         --------        --------
Income from investment operations:
   Net investment income ..........................       0.0511       0.0560          0.0473           0.0520          0.0510
                                                        --------     --------        --------         --------        --------
     Total from investment operations .............       0.0511       0.0560          0.0473           0.0520          0.0510
                                                        --------     --------        --------         --------        --------
Less distributions
   Dividends (from net investment income) .........      (0.0511)     (0.0560)        (0.0473)         (0.0520)        (0.0510)
                                                        --------     --------        --------         --------        --------
     Total distributions ..........................      (0.0511)     (0.0560)        (0.0473)         (0.0520)        (0.0510)
                                                        --------     --------        --------         --------        --------
Net asset value at end of year ....................     $   1.00     $   1.00        $   1.00         $   1.00        $   1.00
                                                        ========     ========        ========         ========        ========
Total Return ......................................        5.23%        5.75%           4.83%            5.34%           5.22%
Ratios/Supplemental Data
   Net assets at end of year (000) ................     $201,632     $326,745        $841,887         $684,066        $570,018
   Ratios of expenses to average net assets
     After advisory fee waivers ...................       .49%(b)      .49%(b)         .49%(b)          .49%(b)         .49%(b)
   Ratios of net investment income to
     average net assets
     After advisory fee waivers ...................        5.23%        5.42%           4.73%            5.20%           5.10%

(a) Financial Highlights relate solely to the Sansom Street Class of shares within the portfolio.

(b) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .61%, .61%, .62%, .62% and .64% for the years ended August 31, 2001, 2000, 1999, 1998 and 1997, respectively.

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER


     BIMC, a majority-owned indirect subsidiary of PNC Bank, N.A. serves as investment adviser and is responsible for all purchases and sales of the fund's portfolio securities. BIMC and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $72.9 billion. BIMC (formerly known as PNC Institutional Management Corporation or PIMC) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 100 Bellevue Parkway, Wilmington, DE 19809.

     For the fiscal year ended August 31, 2001, BIMC received an advisory fee of 0.27% of the fund's average net assets.


     The following chart shows the fund's other service providers and includes their addresses and principal activities.

                    =========================================
                                  SHAREHOLDERS
                    =========================================

Distribution
and
Shareholder
Services


    ===============================     ===================================
         PRINCIPAL DISTRIBUTOR                    TRANSFER AGENT

        PFPC DISTRIBUTORS, INC.                      PFPC INC.
          3200 HORIZON DRIVE                   400 BELLEVUE PARKWAY
       KING OF PRUSSIA, PA 19406               WILMINGTON, DE 19809

    Distributes shares of the fund.        Handles shareholder services,
    ===============================        including record-keeping and
                                            statements, distribution of
                                            dividends and processing of
                                              buy and sell requests.
                                        ===================================


Asset
Management

   ===============================     =========================================
         INVESTMENT ADVISER                            CUSTODIAN


       BLACKROCK INSTITUTIONAL                    PFPC TRUST COMPANY
       MANAGEMENT CORPORATION                   8800 TINICUM BOULEVARD
        100 BELLEVUE PARKWAY                           SUITE 200
        WILMINGTON, DE 19809                    PHILADELPHIA, PA 19153


   Manages the fund's business and       Holds the fund's assets, settles all
       investment activities.          portfolio trades and collects most of the
   ===============================      valuation data required for calculating
                                         the fund's net asset value ("NAV").
                                       =========================================

Fund
Operations

  =========================================
           ADMINISTRATOR AND FUND
              ACCOUNTING AGENT

                  PFPC INC.
            400 BELLEVUE PARKWAY
            WILMINGTON, DE 19809

     Provides facilities, equipment and
    personnel to carry out administrative
      services related to the fund and
  calculates the fund's NAV, dividends and
               distributions.
  =========================================

                    =========================================
                               BOARD OF DIRECTORS

                        Supervises the fund's activities.
                    =========================================

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING SHARES

     The price of your shares is also referred to as the net asset value (NAV).

     The NAV is determined twice daily at 12:00 noon and at 4:00 p.m., Eastern Time, each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. It is calculated by dividing the fund's total assets, less its liabilities, by the number of shares outstanding.


     During certain emergency closings of the NYSE, however, the fund may open for business if it can maintain its operations. In this event, the fund will determine its NAV as described above. To determine if the fund is open for business on a day the NYSE is closed for an emergency, please contact us by calling the telephone number listed on the last page.

     On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, the fund reserves the right to close at or prior to the BMA recommended closing time. If the fund does so, it will process purchase and redemption orders received after the fund's closing time on the next business day.


     The fund values its securities using amortized cost. This method values a fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of changing interest rates.

PURCHASE OF SHARES

     GENERAL. Shares may be purchased through PNC Bank or its affiliates ("PNC") acting on behalf of its customers, including individuals, trusts, partnerships and corporations who maintain accounts (such as custody, trust or escrow accounts) with PNC and who have authorized PNC to invest in the Sansom Street Class on a customer's behalf. Shares may also be purchase through a broker-dealer that has entered into a dealer agreement with the Company's Distributor (a "Dealer"). The minimum initial investment is $1,500. There is no minimum subsequent investment. The Company in its sole discretion may accept or reject any order for purchases of Sansom Street Shares.


     Purchases will be effected at the net asset value next determined after PFPC, the Company's transfer agent, has received a purchase order in good order and the Company's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by the Company by 4:00 p.m. Eastern Time, and orders as to which payment has been converted into Federal Funds by 4:00 p.m. Eastern Time, will be executed as of 4:00 p.m. on that Business Day. Orders which are accompanied by Federal Funds and received by the Company after the close of regular trading on the NYSE, and orders as to which payment has been converted to Federal Funds after the close of regular trading on the NYSE on a Business Day will be processed as of 4:00 p.m. Eastern Time on the following Business Day.


     PURCHASES THROUGH AN ACCOUNT WITH PNC OR A DEALER. Shares may be purchased through your accounts at PNC or a Dealer through procedures and requirements established by PNC or a Dealer. Confirmations of Share purchases and redemptions will be sent to PNC or the Dealer. Beneficial ownership of Sansom Street Shares will be recorded by PNC or the Dealer and reflected in your account statements provided by them. If you wish to purchase Sansom Street Shares, contact PNC or a Dealer.

     PNC may also impose minimum customer account requirements. Although PNC does not impose a sales charge for purchases of Sansom Street Shares, depending upon the terms of your account, PNC may charge account fees for automatic investment and other cash management services. Information concerning these minimum account requirements, services and any charges will be provided by PNC before you authorize the initial purchase of Shares. This Prospectus should be read in conjunction with any information you receive from PNC.

     DIRECT PURCHASES THROUGH A DEALER. You may also make an initial investment by mail by fully completing and signing an application obtained from a Dealer (an "Application") and mailing it, together with a check payable to "Sansom Street Money Market Portfolio," c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. An Application will be returned unless it contains the name of the Dealer from whom it was obtained. Subsequent purchases may be made through a Dealer or by forwarding payment to the Company's transfer agent at the address above.

     Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Company in connection with the investment of fiduciary funds in Sansom Street Shares. Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisers before investing fiduciary funds in Sansom Street Shares.

REDEMPTION OF SHARES

     GENERAL. Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Company's transfer agent, PFPC. It is the responsibility of PNC and Dealers to transmit promptly to PFPC your redemption request. If you hold share certificates, the certificates must accompany the redemption request. You may redeem all or some of your Shares in accordance with one of the procedures described below.


     REDEMPTION OF SHARES IN AN ACCOUNT AT PNC. If you beneficially own Shares through an account at PNC, you may redeem Sansom Street Shares in accordance with instructions and limitations pertaining to your account. If the redemption request is received by PFPC by 4:00 p.m. Eastern Time on any Business Day, the redemption will be effective as of 4:00 p.m. Eastern Time on that day. Payment for redemption orders effected by 4:00 p.m. Eastern Time will be wired the same day in Federal Funds to your account at PNC, provided that the Company's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. No charge for wiring redemption payments is imposed by the Company, although PNC may charge your account for redemption services.

     REDEMPTION OF SHARES IN AN ACCOUNT FOR NON-PNC CUSTOMERS. If you beneficially own Shares through an account at a Dealer, you may redeem Shares in your account in accordance with instructions and limitations pertaining to the account by contacting the Dealer. If such notice is received by PFPC from the broker before 4:00 p.m. Eastern Time on any Business Day, the redemption will be effective immediately before 4:00 p.m. Eastern Time on that day. Payment of the redemption proceeds will be made after 4:00 p.m. Eastern Time on the day the redemption is effected, provided that the Company's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If all Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.


     A Dealer may also redeem each day a sufficient number of your Shares to cover debit balances created by transactions in your account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit-balance or charge.

     Each  Dealer   reserves   the  right  to  waive  or  modify   criteria  for
participation in an account or to terminate participation in an account for any reason.

     REDEMPTION OF SHARES OWNED DIRECTLY. If you own Shares directly, you may redeem any number of Shares by sending a written request to "Sansom Street Money Market Portfolio," c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. It is recommended that such request be sent by registered or certified mail if share certificates accompany the request. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, a signature guarantee is required. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recog-nized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion
Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

     If you are a direct investor, you may redeem Shares without charge by telephone if you have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, contact PFPC at (800) 430-9618. Once this election has been made, you may simply contact PFPC by telephone to request a redemption by calling (800) 430-9618. Neither the Company, the Portfolios, the Distributor, PFPC nor any other Company agent will be liable for any loss, liability, cost or expense for following the procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

     The Company's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and the name of the portfolio, all of which must match the Company's records; (3) requiring the Company's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the Company elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions,
securities  dealers,   financial  planners  or  other  industry   professionals,
additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under power of attorney.

     Proceeds of a telephone redemption request will be mailed by check to your registered address unless you have designated in the Application or telephone authorization form that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to your bank account on the next bank business day. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Company may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

     REDEMPTION BY CHECK. If you are a direct investor or you do not have check writing privileges for your account, the Company will provide forms of drafts
("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, a Dealer may establish a higher minimum. If you wish to use this check writing redemption procedure, you should complete specimen signature cards (available from PFPC), and forward them to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. If you own Shares through an account, you should contact your Dealer for signature cards. Investors with joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. You will be able to stop payment on a check redemption. The Company or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

     When a check is presented to PNC Bank for clearance, PNC Bank, as your agent, will cause the Company to redeem a sufficient number of your full and fractional Shares to cover the amount of the check. This procedure enables you to continue receiving dividends on those Shares representing the amount being redeemed by check until such time as the check is presented to PNC Bank.
Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

     ADDITIONAL REDEMPTION INFORMATION. The Company ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Company will redeem Shares purchased by check before the check clears, payment of redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. Investors should consider purchasing Shares using a certified or bank check or money order if they anticipate an immediate need for redemption proceeds.

     The Company does not impose a charge when Shares are redeemed. The Company reserves the right to redeem any account in the Sansom Street Class involuntarily, on thirty days' notice, if that account falls below $500 and during that thirty-day notice period the amount invested in the account is not increased to at least $500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the SEC.


     If the Board of Directors determines that it would be detrimental to the best interest of the remaining shareholders of the funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period of any one shareholder of a fund.


DIVIDENDS AND DISTRIBUTIONS

     The Company will distribute substantially all of the net investment income and net realized capital gains, if any, of the fund to the fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Sansom Street Class unless a shareholder elects otherwise.


     The net investment income (not including any net short-term capital gains) earned by the fund will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record as of the determination of net asset value made as of the close of trading of the NYSE. Shares will begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Net short-term capital gains, if any, will be distributed at least annually.


TAXES

     Distributions from the Money Market Portfolio will generally be taxable to shareholders. It is expected that all, or substantially all, of these distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

     The foregoing is only a summary of certain tax considerations under the current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different United States Federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.


DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

     Sansom Street Shares of the fund are sold without a sales load on a continuous basis by PFPC Distributors, Inc., whose principal business address is at 3200 Horizon Drive, King of Prussia, PA 19406.


     The Board of Directors of the Company approved and adopted the Distribution Agreement and separate Plan of Distribution for the Sansom Street Class (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Sansom Street Class a distribution fee, which is accrued daily and paid monthly, of up to .20% on an annualized basis of the average daily net assets of the Sansom Street Class. The actual amount of such compensation is agreed upon from time to time by the Company's Board of Directors and the Distributor. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of .05% of the average daily net assets of the Class on an annualized basis in any year. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

     Under  the  Distribution  Agreement  and  the  Plan,  the  Distributor  may
reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of the Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Sansom Street Shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Sansom Street Class as well as for related direct mail, advertising and promotional expenses.

     The Plan obligates the Company, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Sansom Street Class the fee agreed to under the Distribution Agreement. Payments under the Plan are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.









INVESTMENT ADVISER
BlackRock Institutional Management Corporation
Wilmington, Delaware



DISTRIBUTOR
PFPC Distributors, Inc.
King of Prussia, Pennsylvania



CUSTODIAN
PFPC Trust Company
Philadelphia, Pennsylvania


ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware


COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania






                                   THE SANSOM
                                     STREET
                             MONEY MARKET PORTFOLIO








                                   Prospectus
                                December 18, 2001

                    THE SANSOM STREET MONEY MARKET PORTFOLIO
                                 1-800-430-9618


FOR MORE INFORMATION:

     This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Sansom Street Money Market Portfolio is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

     These reports contain additional information about the fund's investments, describe the fund's performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


     A Statement of Additional Information, dated December 18, 2001 (SAI), has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Sansom Street Money Market Portfolio, may be obtained free of charge, along with the Sansom Street Money Market Portfolio's annual and semi-annual reports, by calling (800) 430-9618. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally considered a part of this Prospectus).


SHAREHOLDER ACCOUNT SERVICE REPRESENTATIVES

     Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 5 p.m. (Eastern time) Monday-Friday. Call: (800) 430-9618.

WRITTEN CORRESPONDENCE

     Post Office Address:  Sansom Street Money Market Portfolio c/o PFPC Inc.
                           PO Box 8950
                           Wilmington, DE 19899-8950

     Post Office Address:  Sansom Street Money Market Portfolio c/o PFPC Inc.
                           400 Bellevue Parkway
                           Wilmington, DE 19809

SECURITIES AND EXCHANGE COMMISSION (SEC)


     You may also view and copy information about The RBB Fund, Inc. and the fund, including the SAI, by visiting the SEC's Public Reference Room in Washington, D.C. or the EDGAR Database on the SEC's Internet site at
WWW.SEC.GOV. You may also obtain copies of fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: PUBLICINFO@SEC.GOV., or by sending your written request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102. You may obtain information on the operation of the public reference room by calling the SEC at 1-202-942-8090.


                    INVESTMENT COMPANY ACT FILE NO. 811-05518

                               THE PRINCIPAL CLASS
                              OF THE RBB FUND, INC.


                             Money Market Portfolio


     This prospectus gives vital information about this money market mutual fund, advised by BlackRock Institutional Management Corporation ("BIMC" or the "Adviser"), including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.



     Please note that this fund:

     [box] is not a bank deposit;

     [box] is not federally insured;

     [box] is not an obligation of, or guaranteed or endorsed by PNC Bank, National Association, PFPC Trust Company or any other bank;

     [box] is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency;

     [box] is not guaranteed to achieve its goals;

     [box] may not be able to maintain a stable $1 share price and you may lose money.




--------------------------------------------------------------------------------
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------



PROSPECTUS                                                     December 18, 2001

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

TABLE OF CONTENTS
--------------------------------------------------------------------------------


      INTRODUCTION TO THE RISK/RETURN SUMMARY ..............................5


      PORTFOLIO DESCRIPTION ................................................6


      PORTFOLIO MANAGEMENT


           Investment Adviser .............................................11

           Service Provider Chart .........................................12


      SHAREHOLDER INFORMATION

           Pricing Shares .................................................13

           Purchase of Shares .............................................13

           Redemption of Shares ...........................................15

           Dividends and Distributions ....................................17

           Taxes ..........................................................17


      DISTRIBUTION ARRANGEMENTS ...........................................18



      FOR MORE INFORMATION ........................................Back Cover



[SIDEBAR]
================================================================================
A LOOK AT THE GOALS, STRATEGIES, RISKS, EXPENSES AND FINANCIAL HISTORY OF THE PORTFOLIO.


DETAILS ABOUT THE SERVICE
PROVIDERS.


POLICIES AND INSTRUCTIONS FOR OPENING, MAINTAINING AND CLOSING AN ACCOUNT IN THE PORTFOLIO.


DETAILS ON THE DISTRIBUTION PLAN.
================================================================================

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

INTRODUCTION TO THE RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Principal Class of the Money Market Portfolio of The RBB Fund, Inc. (the "Company").

     The class of common stock of the Company offered by this Prospectus represents interests in the Principal Class of the Money Market Portfolio (the "Principal Class"). This Prospectus and the Statement of Additional Information incorporated herein relate solely to the Principal Class.

     This Prospectus has been organized so that there is a short section with important facts about the Portfolio's goals, strategies, risks, expenses and financial history. Once you read this short section, read the sections about Purchase and Redemption of Shares of the Principal Class ("Principal Shares" or "Shares").

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

[sidebar]
================================================================================
     IMPORTANT DEFINITIONS

ASSET-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the fund, the more weight it gets in calculating this average.


LIQUIDITY: Liquidity is the ability to convert investments easily into cash without losing a significant amount of money in the process.


NET ASSET VALUE (NAV): The value of everything the fund owns, minus everything it owes, divided by the number of shares held by investors.

REPURCHASE AGREEMENT: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
================================================================================


INVESTMENT GOAL

     The fund seeks to generate current income, to provide you with liquidity and to protect your investment.

PRIMARY INVESTMENT STRATEGIES

     To achieve this goal, we invest in a diversified portfolio of short term, high quality, U.S. dollar-denominated instruments, including government, bank, commercial and other obligations.

     Specifically, we may invest in:

     1) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).

     2) High quality commercial paper and other obligations issued or guaranteed (or otherwise supported) by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor's, Prime-2 or higher by Moody's or F-2 or higher by Fitch, as well as high quality corporate bonds rated AA (or Aa) or higher at the time of purchase by those rating agencies. These ratings must be provided by at least two rating agencies or by the only rating agency providing a rating.

     3) Unrated notes, paper and other instruments that are determined by us to be of comparable quality to the instruments described above.

     4) Asset-backed  securities (including interests in pools of assets such as
        mortgages,    installment   purchase   obligations   and   credit   card
        receivables).

     5) Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.

     6) Dollar-denominated   securities   issued  or   guaranteed   by   foreign
        governments or their political subdivisions, agencies or authorities.

     7) Securities issued or guaranteed by state or local governmental bodies.

     8) Repurchase agreements relating to the above instruments.

     The fund seeks to maintain a net asset value of $1.00 per share.

     QUALITY

     Under guidelines established by the Company's Board of Directors, we will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

     MATURITY

     The dollar-weighted average maturity of all the investments of the fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements) will be purchased.

     KEY RISKS

     The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

     The fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.


     The fund's concentration of its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.


     The obligations of foreign banks and other foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

     Unrated notes, paper and other instruments may be subject to the risk that an issuer may default on its obligation to pay interest and repay principal.

     The obligations issued or guaranteed by state or local government bodies may be issued by entities in the same state and may have interest which is paid from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may impact the fund.

     Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit. The U.S. Government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the fund.

     The fund's investment in asset-backed securities may be negatively impacted by interest rate fluctuations or when an issuer pays principal on an obligation held by the fund earlier or later than expected. These events may affect their value and the return on your investment.

     The Fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

     We may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

     ALTHOUGH WE SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY BANK OR GOVERNMENTAL AGENCY.

     RISK/RETURN INFORMATION

     The chart and table below give you a picture of the variability of the fund's performance for Principal Shares. The information shows you how the fund's performance has varied and provides some indication of the risks of investing in the fund. The chart and the table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the fund's performance would be reduced.



AS OF 12/31
ANNUAL TOTAL RETURNS

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



                                      5.86%

                                      2000

 Year-to-date total return for the nine months ended September 30, 2001:   4.19%
 Best Quarter:            6.14% (quarter ended 7/31/00)

 Worst Quarter:           3.20% (quarter ended 9/30/01)


AS OF 12/31/00
AVERAGE ANNUAL TOTAL RETURNS

                                     1 YEAR             SINCE INCEPTION*
                                    --------            ----------------
MONEY MARKET                          5.86%                   5.43%

     CURRENT YIELD: The seven-day yield for the period ended 12/31/00 for the fund was 5.97%. Past performance is not an indication of future results. Yields will vary. You may call (800) 430-9618 to obtain the current seven-day yield of the fund.

*Commenced operations on June 1, 1999.

     EXPENSES AND FEES

     As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

     The table below describes the fees and expenses that you may pay if you buy and hold Principal Shares of the fund. The table is based on expenses for the most recent fiscal year.

     ANNUAL FUND OPERATING EXPENSES*
     (Expenses that are deducted from fund assets)


     Management Fees(1).......................................    0.38%


     Distribution and Service (12b-1) Fees ...................    0.40%


     Other Expenses ..........................................    0.10%
                                                                  -----

     Total Annual Fund Operating Expenses(2)..................    0.88%
                                                                  =====


     * The table does not reflect charges or credits which investors might incur if they invest through a financial institution.


     1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2002. As a result of the fee waiver, current management fees of the fund are 0.27% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

     2. As a result of the fee waiver set forth in note 1, the total annual fund operating expenses, which are estimated to be incurred during the current fiscal year, are 0.77%. Although this fee waiver is expected to remain in effect for the current fiscal year, it is voluntary and may be terminated at any time at the option of BIMC.

[SIDEBAR]

================================================================================
     IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for portfolio management services.


OTHER EXPENSES: Include administration, transfer agency, custody, professional fees and registration fees.


DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.
================================================================================

     EXAMPLE:

     The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                               1 YEAR        3 YEARS      5 YEARS       10 YEARS
                              --------       -------      -------       --------
     PRINCIPAL SHARES            $90          $281         $488          $1,084

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the fund's financial statements which, together with the report of independent accountants, are included in the fund's annual report, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS (a)
     (FOR A PRINCIPAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             MONEY MARKET PORTFOLIO


                                                                                                              FOR THE
                                                                       FOR THE         FOR THE           PERIOD JUNE 1, 1999
                                                                     YEAR ENDED       YEAR ENDED    (COMMENCEMENT OF OPERATIONS)
                                                                  AUGUST 31, 2001  AUGUST 31, 2000   THROUGH AUGUST 31, 1999(B)
                                                                  ---------------  ---------------  ----------------------------
Net asset value at beginning of year or period                        $   1.00        $   1.00                 $   1.00
                                                                      --------        --------                 --------
Income from investment operations:
   Net investment income                                                0.0483          0.0532                   0.0110
                                                                      --------        --------                 --------
     Total from investment operations                                   0.0483          0.0532                   0.0110
                                                                      --------        --------                 --------
Less distributions
   Dividends (from net investment income)                              (0.0483)        (0.0532)                 (0.0110)
                                                                      --------        --------                 --------
     Total distributions                                               (0.0483)        (0.0532)                 (0.0110)
                                                                      --------        --------                 --------
Net asset value at end of year or period                              $   1.00        $   1.00                 $   1.00
                                                                      ========        ========                 ========
Total Return                                                             4.94%           5.46%                    1.10%(e)
Ratios/Supplemental Data
   Net assets, end of year or period (000)                            $297,115        $217,520                 $218,530
   Ratios of expenses to average net assets
     After advisory/transfer agent fee waivers                          .77%(c)         .77%(c)                  .77%(c)(d)
   Ratios of net investment income to average net assets
     After advisory/transfer agent fee waivers                           4.71%           5.32%                  4.36%(d)

(a) Financial Highlights relate solely to the Principal Family of shares within the portfolio.

(b) On June 1, 1999, the Money Market Portfolio's Principal Class began operations.

(c) Without the waiver of advisory and transfer agent fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .88%, .85% and .85% for the periods ended August 31, 2001, 2000 and 1999, respectively.


(d) Annualized.

(e) Non-Annualized.

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER


     BIMC, a majority-owned indirect subsidiary of PNC Bank, N.A. serves as investment adviser and is responsible for all purchases and sales of the fund's portfolio securities. BIMC and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $72.9 billion. BIMC (formerly known as PNC Institutional Management Corporation or PIMC) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 100 Bellevue Parkway, Wilmington, DE 19809.

     For the fiscal year ended August 31, 2001, BIMC received an advisory fee of 0.27% of the fund's average net assets.


     The following chart shows the fund's other service providers and includes their addresses and principal activities.

                     ======================================
                                  SHAREHOLDERS
                     ======================================

Distribution
and
Shareholder
Services

   ===================================   ======================================
           PRINCIPAL DISTRIBUTOR                     TRANSFER AGENT

          PFPC DISTRIBUTORS, INC.                       PFPC INC.
            3200 HORIZON DRIVE                    400 BELLEVUE PARKWAY
         KING OF PRUSSIA, PA 19406                WILMINGTON, DE 19809

      Distributes shares of the fund.         Handles shareholder services,
   ===================================        including record-keeping and
                                               statements, distribution of
                                               dividends and processing of
                                                 buy and sell requests.
                                         ======================================

Asset
Management

   ====================================  ======================================
            INVESTMENT ADVISER                          CUSTODIAN

          BLACKROCK INSTITUTIONAL                  PFPC TRUST COMPANY
          MANAGEMENT CORPORATION                 8800 TINICUM BOULEVARD
           100 BELLEVUE PARKWAY                         SUITE 200
           WILMINGTON, DE 19809                  PHILADELPHIA, PA 19153

        Manages the fund's business       Holds the fund's assets, settles all
        and investment activities.         portfolio trades and collects most
   ====================================    of the valuation data required for
                                            calculating the fund's net asset
                                                     value ("NAV").
                                         ======================================

Fund
Operations

   =====================================
          ADMINISTRATOR AND FUND
             ACCOUNTING AGENT

                 PFPC INC.
           400 BELLEVUE PARKWAY
           WILMINGTON, DE 19809

    Provides facilities, equipment and
   personnel to carry out administrative
     services related to the fund and
   calculates the fund's NAV, dividends
            and distributions.
   =====================================


                     ======================================
                               BOARD OF DIRECTORS

                        Supervises the fund's activities.
                     ======================================

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING SHARES

     The price of your shares is also referred to as the net asset value (NAV).

     The NAV is determined twice daily at 12:00 noon and at 4:00 p.m., Eastern Time, each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. It is calculated by dividing the fund's total assets, less its liabilities, by the number of shares outstanding.


     During certain emergency closings of the NYSE, however, the fund may open for business if it can maintain its operations. In this event, the fund will determine its NAV as described above. To determine if the fund is open for business on a day the NYSE is closed for an emergency, please contact us by calling the telephone number listed on the last page.

     On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, the fund reserves the right to close at or prior to the BMA recommended closing time. If the fund does so, it will process purchase and redemption orders received after the fund's closing time on the next business day.


     The fund values its securities using amortized cost. This method values a fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of changing interest rates.

 PURCHASE OF SHARES

     GENERAL. You may purchase Principal Shares through an account maintained by your brokerage firm (the "Account") and you may also purchase Shares directly by mail or wire. The minimum initial investment is $25,000, and the minimum subsequent investment is $2,500. The Company in its sole discretion may accept or reject any order for purchases of Principal Shares.


     Purchases will be effected at the net asset value next determined after PFPC, the Company's transfer agent, has received a purchase order in good order and the Company's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open. On any Business Day, orders which are accompanied by Federal Funds and received by the Company by 4:00 p.m. Eastern Time, and orders as to which payment has been converted into Federal Funds by 4:00 p.m. Eastern Time, will be executed as of 4:00 p.m. on that Business Day. Orders which are accompanied by Federal Funds and received by the Company after the close of regular trading on the NYSE, and orders as to which payment has been converted to Federal Funds after the close of regular trading on the NYSE on a Business Day will be processed as of 4:00 p.m. Eastern Time on the following Business Day.


     PURCHASES THROUGH AN ACCOUNT. Purchases of Shares may be effected through an Account with your broker through procedures and requirements established by your broker. The minimum and subsequent investment in Shares are set by your broker. In such event, beneficial ownership of Principal Shares will be recorded by your broker and will be reflected in the Account statements provided to you by your broker. Your broker may impose minimum investment Account requirements. Even if your broker does not impose a sales charge for purchases of Shares, depending on the terms of your Account with your broker, the broker may charge to your Account fees for automatic investment and other services provided to your Account. Information concerning Account requirements, services and charges should be obtained from your broker, and you should read this Prospectus in conjunction with any information received from your broker. Shares are held in the street name account of your broker and if you desire to transfer such shares to the street name account of another broker, you should contact your current broker.

     A broker with whom you maintain an Account may offer you the ability to purchase Shares under an automatic purchase program (a "Purchase Program") established by a participating broker. If you participate in a Purchase Program, then you will have your "free-credit" cash balances in your Account automatically invested in Principal Shares. The frequency of investments and the minimum investment requirement will be established by the broker and the Company. In addition, the broker may require a minimum amount of cash and/or securities to be deposited in your Account to participate in its Purchase Program. The description of the particular broker's Purchase Program should be read for details, and any inquiries concerning your Account under a Purchase Program should be directed to your broker.


     If your broker makes special arrangements under which orders for Principal Shares are received by PFPC prior to 4:00 p.m. Eastern Time, and your broker guarantees that payment for such Shares will be made in available Federal Funds to the Company's custodian prior to the close of regular trading on the NYSE on the same day, such purchase orders will be effective and Shares will be purchased at the offering price in effect as of 4:00 p.m. Eastern Time on the date the purchase order is received by PFPC. Otherwise, if the broker has not made such an arrangement, pricing of shares will occur as described above under "General."


     DIRECT PURCHASES. You may also make direct investments at any time in Shares through any broker that has entered into a dealer agreement with the Distributor (a "Dealer"). You may make an initial investment by mail by fully completing and signing an application obtained from a Dealer (the "Application") and mailing it, together with a check payable to "The Principal Class" to The Principal Class, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. An Application will be returned to you unless it contains the name of the Dealer from whom you obtained it. Subsequent purchases may be made through a Dealer or by forwarding payment to the Company's transfer agent at the foregoing address.

     Provided that your investment is at least $5,000, you may also purchase Principal Shares by having your bank or Dealer wire Federal Funds to the Company's Custodian, PFPC Trust Company. Your bank or Dealer may impose a charge for this service. The Company does not currently charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of your Federal Funds wire, for an initial investment, it is important that you follow these steps:

     A. Telephone the Company's transfer agent, PFPC, toll-free (800) 430-9618, and provide your name, address, telephone number, Social Security or Tax Identification Number, the amount being wired, and by which bank or Dealer. PFPC will then provide you with an account number. (If you have an existing account, you should also notify PFPC prior to wiring funds.)

     B. Instruct your bank or Dealer to wire the specified amount, together with your assigned account number, to PFPC's account with PNC Bank.

        PNC Bank, N.A., Philadelphia, PA
        ABA-0310-0005-3.
        FROM: (your name)
        ACCOUNT NUMBER: (your account number)
        FOR PURCHASE OF: Principal Class Money Market Portfolio
        AMOUNT: (amount to be invested)

     C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process initial purchases until it receives a fully completed and signed Application.

     For subsequent investments, you should follow steps A and B above.

     RETIREMENT PLANS. Principal Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PFPC Trust Company acts as custodian. For further information as to applications and annual fees, contact the Distributor or your broker. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with your tax adviser.

REDEMPTION OF SHARES

     GENERAL. Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Company's transfer agent, PFPC. You may redeem all or some of your Shares in accordance with one of the procedures described below.


     REDEMPTION OF SHARES IN AN ACCOUNT. If you beneficially own Principal Shares through an Account, you may redeem Shares in your Account in accordance with instructions and limitations pertaining to your Account by contacting your broker. If such notice is received by PFPC by 4:00 p.m. Eastern Time on any Business Day, the redemption will be effective as of 4:00 p.m. Eastern Time on that day. Payment of the redemption proceeds will be made after 4:00 p.m. Eastern Time on the day the redemption is effected, provided that the Company's custodian is open for business. If the custodian is not open, payment will be made on the next bank business day. If all of your Shares are redeemed, all accrued but unpaid dividends on those Shares will be paid with the redemption proceeds.


     Your brokerage firm may also redeem each day a sufficient number of Shares to cover debit balances created by transactions in your Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

     Each brokerage firm reserves the right to waive or modify criteria for participation in an Account or to terminate participation in an Account for any reason.

     REDEMPTION OF SHARES OWNED DIRECTLY. If you own Shares directly, you may redeem any number of Shares by sending a written request to THE PRINCIPAL CLASS, c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, each signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer
Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

     If you are a direct investor, you may redeem your Shares without charge by telephone if you have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, you must file a Telephone Authorization Form with PFPC. This form is available from PFPC. Once this election has been made, you may simply contact PFPC by telephone to request the redemption by calling (800) 430-9618. Neither the Company, the Distributor, the Portfolio, the Administrator nor any other Company agent will be liable for any loss, liability, cost or expense for following the procedures below or for following instructions communicated by telephone that they reasonably believe to be genuine.

     The Company's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and name of the portfolio, all of which must match the Company's records; (3) requiring the Company's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the Company elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions,
securities  dealers,   financial  planners  or  other  industry   professionals,
additional  documentation  or  information  regarding  the scope of authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by attorney-in-fact under power of attorney.

     Proceeds of a telephone redemption request will be mailed by check to your registered address unless you have designated in your Application or Telephone Authorization Form that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to your bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $5,000. There is no maximum for proceeds sent by wire transfer. The Company may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

     REDEMPTION BY CHECK. If you are a direct investor or you do not have check writing privileges for your Account, the Company will provide to you forms of drafts ("checks") payable through PNC Bank. These checks may be made payable to the order of anyone. The minimum amount of a check is $100; however, your broker may establish a higher minimum. If you wish to use this check writing redemption procedure, you should complete specimen signature cards (available from PFPC), and then forward such signature cards to PFPC. PFPC will then arrange for the checks to be honored by PNC Bank. If you own Shares through an Account, you should contact your broker for signature cards. Investors with joint accounts may elect to have checks honored with a single signature. Check redemptions will be subject to PNC Bank's rules governing checks. An investor will be able to stop payment on a check redemption. The Company or PNC Bank may terminate this redemption service at any time, and neither shall incur any liability for honoring checks, for effecting redemptions to pay checks, or for returning checks which have not been accepted.

     When a check is presented to PNC Bank for clearance, PNC Bank, as your agent, will cause the Company to redeem a sufficient number of your full and fractional Shares to cover the amount of the check. This procedure enables you to continue to receive dividends on your Shares representing the amount being redeemed by check until such time as the check is presented to PNC Bank.
Pursuant to rules under the 1940 Act, checks may not be presented for cash payment at the offices of PNC Bank. This limitation does not affect checks used for the payment of bills or cash at other banks.

     ADDITIONAL REDEMPTION INFORMATION. The Company ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Company will redeem Shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. You should consider purchasing Shares using a certified or bank check or money order if you anticipate an immediate need for redemption proceeds.

     The Company does not impose a charge when Shares are redeemed. The Company reserves the right to redeem any account in the Principal Class involuntarily, on thirty days' notice, if such account falls below $1,500 and during such 30-day notice period the amount invested in such account is not increased to at least $1,500. Payment for Shares redeemed may be postponed or the right of redemption suspended as provided by the rules of the SEC.

     If the Board of Directors determines that it would be detrimental to the best interest of the remaining shareholders of the funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a fund.


DIVIDENDS AND DISTRIBUTIONS

     The Company will distribute substantially all of the net investment income and net realized capital gains, if any, of the fund to each shareholder. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.


     The net investment income (not including any net short-term capital gains) earned by the fund will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record as of the determination of net asset value made as of the close of trading of the NYSE. Shares will begin accruing dividends on the day the purchase order for such shares is effected and continue to accrue dividends through the day before such shares are redeemed. Net short-term capital gains, if any, will be distributed at least annually.


TAXES

     Distributions from the fund will generally be taxable to shareholders. It is expected that all, or substantially all, of these distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

     The foregoing is only a summary of certain tax considerations under the current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different United States Federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------


     Principal Shares are sold without a sales load on a continuous basis by PFPC Distributors, Inc., whose principal business address is at 3200 Horizon Drive, King of Prussia, PA 19406.


     The Company's Board of Directors of the Company approved and adopted the Distribution Agreement and a separate Plan of Distribution for the Principal Class (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Class a distribution fee, which is accrued daily and paid monthly, of up to .40% on an annualized basis of the average daily net assets of the Class. The actual amount of such compensation is agreed upon from time to time by the Company's Board of Directors and the Distributor. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of .40% of the average daily net assets of the Class on an annualized basis in any year. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

     Under the Distribution Agreement and the Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including broker/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of the Class serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of Shares. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Principal Class as well as for related direct mail, advertising and promotional expenses.

     The Plan obligates the Company, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Class the fee agreed to under the Distribution Agreement. Payments under the Plan are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


       -----------------------------------------------------------------






INVESTMENT ADVISER
BlackRock Institutional Management Corporation
Wilmington, Delaware

DISTRIBUTOR
PFPC Distributors,Inc.
King of Prussia, Pennsylvania

CUSTODIAN
PFPC Trust Company
Philadelphia, Pennsylvania

ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania




                               THE PRINCIPAL CLASS
                                   Prospectus









                             Money Market Portfolio




                                December 18, 2001

                               THE PRINCIPAL CLASS

                                 1-800-430-9618

FOR MORE INFORMATION:

     This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Principal Class of the Money Market Portfolio is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

     These reports contain additional information about the fund's investments, describe the fund's performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


     A Statement of Additional Information, dated December 18, 2001 (SAI), has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Principal Money Market Portfolio, may be obtained free of charge, along with the Principal Class of the Money Market Portfolio's annual report, by calling (800)-430-9618. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally considered a part of this Prospectus).


SHAREHOLDER ACCOUNT SERVICE REPRESENTATIVES

     Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 5 p.m. (Eastern time) Monday-Friday. Call: (800) 430-9618.

PURCHASES AND REDEMPTIONS

     Call your broker or (800) 430-9618.

WRITTEN CORRESPONDENCE

     Post Office Address:  The Principal Class
                           c/o PFPC Inc.
                           PO Box 8960
                           Wilmington, DE 19899-8960

     Street Address:       The Principal Class
                           c/o PFPC Inc.
                           400 Bellevue Parkway
                           Wilmington, DE 19809

SECURITIES AND EXCHANGE COMMISSION (SEC)


     You may also view and copy information about The RBB Fund, Inc. and the fund, including the SAI, by visiting the SEC's Public Reference Room in Washington, D.C. or the EDGAR Database on the SEC's Internet site at
WWW.SEC.GOV. You may also obtain copies of fund documents by paying a duplicating fee and sending an electronic request to the following e-mail
address:PUBLICINFO@SEC.GOV., or by sending your written request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102. You may obtain information on the operation of the public reference room by calling the SEC at 1-202-942-8090.


                    INVESTMENT COMPANY ACT FILE NO. 811-05518

                                [GRAPHIC OMITTED]

                         BOSTON PARTNERS FAMILY OF FUNDS
                                       OF
                               THE RBB FUND, INC.

                               INSTITUTIONAL CLASS





                             BOSTON PARTNERS FAMILY OF FUNDS


                             LARGE CAP VALUE FUND

                             MID CAP VALUE FUND

                             SMALL CAP VALUE FUND II

                             BOND FUND

                             LONG/SHORT EQUITY FUND

                             BOSTON PARTNERS FUND



The securities described in this prospectus have been registered with the Securities and Exchange Commission (the "SEC"). The SEC, however, has not judged these securities for their investment merit and has not determined the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a criminal offense.




                          PROSPECTUS
                          December 18, 2001


                                                               [GRAPHIC OMITTED]
                                    (LOGO)
                                    bp
                                    BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                                    --------------------------------------------
                                    ONE PHILOSOPHY  O  ONE CULTURE  O  ONE FOCUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------




INTRODUCTION TO THE RISK/RETURN SUMMARY........................................3



DESCRIPTIONS OF THE BOSTON PARTNERS FUNDS

     Boston Partners Large Cap Value Fund......................................4

     Boston Partners Mid Cap Value Fund........................................9

     Boston Partners Small Cap Value Fund II..................................14

     Boston Partners Bond Fund................................................19

     Boston Partners Long/Short Equity Fund...................................24

     Boston Partners Fund.....................................................30



MANAGEMENT

     Investment Adviser.......................................................35

     Service Provider Chart...................................................37



SHAREHOLDER INFORMATION

     Pricing of Fund Shares...................................................38

     Purchase of Fund Shares..................................................38

     Redemption of Fund Shares................................................40

     Exchange Privilege.......................................................42

     Dividends and Distributions..............................................42

     Taxes....................................................................42

     Multi-Class Structure....................................................43




FOR MORE INFORMATION ................................................Back Cover





================================================================================
A LOOK AT THE GOALS, STRATEGIES, RISKS, EXPENSES AND FINANCIAL HISTORY OF EACH OF THE BOSTON PARTNERS FUNDS.







DETAILS ABOUT THE SERVICE
PROVIDERS.




POLICIES AND INSTRUCTIONS FOR OPENING, MAINTAINING AND
CLOSING AN ACCOUNT IN ANY OF
THE BOSTON PARTNERS FUNDS.
================================================================================

INTRODUCTION TO THE RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Institutional Class of the Boston Partners Family of Funds of The RBB Fund, Inc. (the "Company").


     The six mutual funds of the Company offered by this Prospectus represent interests in the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund, Boston Partners Small Cap Value Fund II, Boston Partners Bond Fund, Boston Partners Long/Short Equity Fund and Boston Partners Fund (each a "Fund" and collectively, the "Funds"). This Prospectus and the Statement of Additional Information incorporated herein relate solely to the Funds.


     This Prospectus has been organized so that each Fund has its own short section with important facts about that particular Fund. Once you read the short sections about the Funds that interest you, read the "Purchase of Fund Shares" and "Redemption of Fund Shares" sections. These two sections apply to all the Funds offered by this Prospectus.

BOSTON PARTNERS LARGE CAP VALUE FUND
--------------------------------------------------------------------------------



================================================================================
                              IMPORTANT DEFINITIONS

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

MARKET CAPITALIZATION: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

VALUE CHARACTERISTICS: Stocks are generally divided into the categories of "growth" or "value." Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

EARNINGS GROWTH: The increased rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.
================================================================================


INVESTMENT GOALS


     The Fund seeks to provide long-term growth of capital primarily through investment in equity securities with current income is a secondary objective.


PRIMARY INVESTMENT STRATEGIES


     The Fund pursues its goals by investing, under normal circumstances, at least 80% of net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers with a market capitalization of $1 billion or greater and identified by Boston Partners Asset Management L.P. (the "Adviser") as having value characteristics. The Fund will notify shareholders 60 days in advance of any change to this policy.


     The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.


     The Fund may also invest up to 20% of its total assets in non-U.S. dollar denominated securities.

     In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.



KEY RISKS


     o At least 80% of the Fund's total assets will be invested in a diversified portfolio of equity securities, and the net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.


     o    Investors may lose money.

     o Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

     o The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     o International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     o The Fund may experience relatively large purchases or redemptions due to asset allocation decisions made by the Adviser for clients receiving asset allocation account management services involving investments in the Fund. These transactions may have a material effect on the Fund, since redemptions caused by reallocations may result in the Fund selling portfolio securities it might not otherwise sell, resulting in a higher portfolio turnover rate, and purchases caused by reallocations may result in the Fund receiving additional cash that will remain uninvested until additional securities can be purchased. The Adviser will attempt to minimize the effects of these transactions at all times.

     o If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 125%, however, it may be higher if the Adviser believes it will improve the Fund's performance.

PRIOR PERFORMANCE

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31


     The bar chart below shows the variability of the annual total returns for the Institutional Class of the Fund for the last four calendar years. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class from year to year. Past performance is not necessarily an indicator of how the Fund will perform in the future.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


              31.09%           (0.64)%           4.03%           19.34%
               1997             1998             1999             2000


     For the periods reflected in the bar chart, the highest calendar quarter total return for the Institutional Class of the Fund was 15.39% (quarter ended June 30, 1997) and the lowest calendar quarter total return was (16.02)%
(quarter ended September 30, 1998). The total return was (6.03)% for the calendar nine months ended September 30, 2001.

     AVERAGE ANNUAL TOTAL RETURNS -- COMPARISON


     The table below shows how the Fund's average annual total returns for the past calendar year and since inception, with respect to the Institutional Class, compare with the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") and the Russell 1000 Value Index for the same periods. The S&P 500 Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative values to the stocks included in the index, weighted accordingly to each stock's total market value relative to the total market value of the other stocks included in the index. The Russell 1000 Index is an unmanaged index composed of the 1,000 largest securities in the Russell 3000 Index as ranked by total market capitalization. This index is segmented into growth and value categories. The Russell 1000 Value Index contains stocks from the Russell 1000 with less than average growth orientation. Companies in this Index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. The Russell 1000 Value Index is a registered trademark of the Frank Russell Corporation. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future.



                                          AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000
                                          ----------------------------------------------------
                                                  1 YEAR                SINCE INCEPTION
                                                  ------                ---------------
     Institutional Class                          19.34%                     12.27%*
     S&P 500 Index                                (9.09)%                    17.20%
     Russell 1000 Value Index                      7.02%                     15.76%

     *Commenced operations on January 2, 1997.



EXPENSES AND FEES


     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Fund. The table is based on expenses for the Institutional Class of the Fund for the most recent fiscal year ended August 31, 2001.


                                                             INSTITUTIONAL CLASS
                                                             -------------------
     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


     Management fees ........................................        0.75%
     Distribution (12b-1) fees ..............................        None
     Other expenses(1) ......................................        0.68%
                                                                    -----
         Total annual Fund operating expenses ...............        1.43%
     Fee waivers(2) .........................................       (0.43)%
                                                                    -----
     Net expenses ...........................................        1.00%
                                                                    =====


     (1)  "Other  expenses"  include  audit,  administration,   custody,  legal,
          registration, transfer agency and miscellaneous other charges for the Institutional Class.


     (2) The Adviser has agreed that until further notice, but in no event terminating before December 31, 2011, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.00%.

EXAMPLE


     The example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Institutional Class of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                  1 YEAR        3 YEARS        5 YEARS       10 YEARS
                  ------        -------        -------       --------
                   $102          $318           $552          $1,225

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).


                                                                              LARGE CAP VALUE FUND
                                                    ------------------------------------------------------------------------------
                                                       FOR THE        FOR THE        FOR THE        FOR THE       FOR THE PERIOD
                                                     YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     JANUARY 2, 1997*
                                                     AUGUST 31,       AUGUST 31,     AUGUST 31,     AUGUST 31,   THROUGH AUGUST 31,
                                                        2001            2000            1999           1998             1997
                                                    ------------   -------------   -------------   -------------    -------------
                                                    NSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL    INSTITUTIONAL
                                                       CLASS            CLASS          CLASS           CLASS           CLASS
                                                    ------------   -------------   -------------   -------------    -------------
Per Share Operating Performance
Net asset value, beginning of period .............    $ 12.82         $ 12.24        $ 10.58         $ 12.46         $ 10.00
                                                      -------         -------        -------         -------         -------
Net investment income/(loss) (1)** ...............       0.12            0.14           0.05            0.12            0.05
Net realized and unrealized gain/(loss) on
   investments (2)** .............................       1.10            1.25           1.76           (1.31)           2.41
                                                      -------         -------        -------         -------         -------
Net increase/(decrease) in net assets resulting
   from operations ...............................       1.22            1.39           1.81           (1.19)           2.46
                                                      -------         -------        -------         -------         -------
Dividends to shareholders from:
Net investment income ............................      (0.13)          (0.11)         (0.04)          (0.08)             --
Net realized capital gains .......................      (0.39)          (0.70)         (0.11)          (0.61)             --
                                                      -------         -------        -------         -------         -------
Total dividends and distributions to shareholders       (0.52)          (0.81)         (0.15)          (0.69)             --
                                                      -------         -------        -------         -------         -------
Net asset value, end of period ...................    $ 13.52         $ 12.82        $ 12.24         $ 10.58         $ 12.46
                                                      =======         =======        =======         =======         =======
Total investment return (3) ......................       9.65%          11.99%         17.12%         (10.23%)         24.60%
                                                      =======         =======        =======         =======         =======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) .....    $40,368         $39,897        $53,112         $50,724         $24,603
   Ratio of expenses to average net assets (1) ...       1.00%           1.00%          1.00%           1.00%           1.00%(4)
   Ratio of expenses to average net assets without
     waivers and expense reimbursements ..........       1.43%           1.43%          1.30%           1.49%           2.64%(4)
   Ratio of net investment income to average
     net assets (1) ..............................       0.89%           0.92%          0.61%           0.87%           1.19%(4)
   Portfolio turnover rate .......................     105.71%         120.99%        156.16%         111.68%          67.16%


-------------------
*    Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1)  Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return is not annualized.
(4)  Annualized.

BOSTON PARTNERS MID CAP VALUE FUND
--------------------------------------------------------------------------------


================================================================================
                              IMPORTANT DEFINITIONS

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

MARKET CAPITALIZATION: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

VALUE CHARACTERISTICS: Stocks are generally divided into the categories of "growth" or "value." Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

EARNINGS GROWTH: The increased rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.
================================================================================


INVESTMENT GOALS


     The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.


PRIMARY INVESTMENT STRATEGIES


     The Fund pursues its goal by investing, under normal circumstances, at least 80% of net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers with a market capitalization of between $200 million and $6 billion and identified by Boston Partners Asset Management L.P. (the "Adviser") as having value characteristics. The Fund will notify shareholders 60 days in advance of any change to this policy.


     The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.


     The Fund may also invest up to 20% of its total assets in non-U.S. dollar-denominated securities.


     In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

KEY RISKS


     o At least 80% of the Fund's total assets will be invested under normal market conditions in a diversified portfolio of equity securities, and the net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.


     o    Investors may lose money.

     o The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     o Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

     o International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     o If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 225%, however, it may be higher if the Adviser believes it will improve the Fund's performance.


PRIOR PERFORMANCE

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31


     The bar chart below shows the variability of the annual total returns for the Institutional Class of the Fund for the last three calendar years. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class from year to year. Past performance is not necessarily an indicator of how the Fund will perform in the future.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


              (2.20)%          (4.20)%          14.66%
               1998             1999             2000

     For the periods reflected in the bar chart, the highest calendar quarter total return for the Institutional Class of the Fund was 13.55% (quarter ended March 31, 1998) and the lowest calendar quarter total return was (20.90)%
(quarter ended September 30, 1998). The total return was (7.90)% for the calendar nine months ended September 30, 2001.

     AVERAGE ANNUAL TOTAL RETURNS -- COMPARISON


     The table below shows how the Fund's average annual total returns for the past calendar year and since inception, with respect to the Institutional Class, compare with the Russell 2500 Index and Russell 2500 Value Index for the same periods. The Russell 2500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends and is a registered trademark of the Frank Russell Corporation. The Russell 2500 Value Index contains stocks from the Russell 2500 Index with less than average growth orientation. Companies in this Index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. The Russell 2500 Value Index is a registered trademark of the Frank Russell Corporation. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future.

                                          AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000
                                          ----------------------------------------------------
                                                   1 YEAR               SINCE INCEPTION
                                                   ------               ---------------
     Institutional Class                           14.66%                     6.32%*
     Russell 2500 Index                             4.26%                    12.22%
     Russell 2500 Value Index                      20.79%                    11.04%

     *Commenced operations on June 2, 1997.


EXPENSES AND FEES


     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Fund. The table is based on expenses for the Institutional Class of the Fund for the most recent fiscal year ended August 31, 2001.

                                                             INSTITUTIONAL CLASS
                                                             -------------------
     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


     Management fees ........................................        0.80%
     Distribution (12b-1) fees ..............................        None
     Other expenses(1) ......................................        0.50%
                                                                    -----
         Total annual Fund operating expenses ...............        1.30%
     Fee waivers(2) .........................................       (0.30)%
                                                                    -----
     Net expenses ...........................................        1.00%
                                                                    =====

     (1)  "Other  expenses"  include  audit,  administration,   custody,  legal,
          registration, transfer agency and miscellaneous other charges for the Institutional Class.

     (2) The Adviser has agreed that until further notice, but in no event terminating before December 31, 2011, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.00%.

EXAMPLE


     The example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Institutional Class of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                1 YEAR        3 YEARS        5 YEARS       10 YEARS
                ------        -------        -------       --------
                 $102          $318           $552          $1,225

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).

                                                                                MID CAP VALUE FUND
                                                   ------------------------------------------------------------------------------
                                                      FOR THE         FOR THE       FOR THE         FOR THE      FOR THE PERIOD
                                                     YEAR ENDED      YEAR ENDED    YEAR ENDED      YEAR ENDED     JUNE 2, 1997*
                                                     AUGUST 31,      AUGUST 31,     AUGUST 31,      AUGUST 31,  THROUGH AUGUST 31,
                                                        2001            2000           1999            1998            1997
                                                   -------------   -------------  -------------   -------------   -------------
                                                   INSTITUTIONAL   INSTITUTIONAL  INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                                                       CLASS            CLASS         CLASS           CLASS           CLASS
                                                   -------------   -------------  -------------   -------------   -------------
Per Share Operating Performance
Net asset value, beginning of period .............    $  11.66        $  11.47       $   9.48        $ 11.01         $ 10.00
                                                      --------        --------       --------        -------         -------
Net investment income/(loss) (1)** ...............        0.04            0.06           0.02           0.01            0.01
Net realized and unrealized gain/(loss) on
   investments (2)** .............................        0.91            0.29           1.98          (1.39)           1.00
                                                      --------        --------       --------        -------         -------
Net increase/(decrease) in net assets resulting
   from operations ...............................        0.95            0.35           2.00          (1.38)           1.01
                                                      --------        --------       --------        -------         -------
Dividends to shareholders from:
Net investment income ............................       (0.06)          (0.02)         (0.01)         (0.01)             --
Net realized capital gains .......................          --           (0.14)            --          (0.14)             --
                                                      --------        --------       --------        -------         -------
Total dividends and distributions to shareholders        (0.06)          (0.16)         (0.01)         (0.15)             --
                                                      --------        --------       --------        -------         -------
Net asset value, end of period ...................    $  12.55        $  11.66       $  11.47        $  9.48         $ 11.01
                                                      ========        ========       ========        =======         =======
Total investment return (3) ......................        8.23%           3.21%         21.08%        (12.73%)         10.10%
                                                      ========        ========       ========        =======         =======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) .....    $116,605        $152,696       $173,224        $67,568         $ 3,750
   Ratio of expenses to average net assets (1) ...        1.00%           1.00%          1.00%          1.00%           1.00%(4)
   Ratio of expenses to average net assets without
     waivers and expense reimbursements ..........        1.30%           1.24%          1.25%          1.57%          12.37%(4)
   Ratio of net investment income to average
     net assets (1) ..............................        0.29%           0.53%          0.17%          0.13%           1.08%(4)
   Portfolio turnover rate .......................      234.52%         206.65%        200.09%        167.86%          21.80%

---------------------
*    Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1)  Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return is not annualized.
(4)  Annualized.

BOSTON PARTNERS SMALL CAP VALUE FUND II
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

MARKET CAPITALIZATION: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

VALUE CHARACTERISTICS: Stocks are generally divided into the categories of "growth" or "value." Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

EARNINGS GROWTH: The increased rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.

ADRs AND EDRs: Receipts typically issued by a United States bank or trust company evidencing ownership of underlying foreign securities.
================================================================================

INVESTMENT GOALS


     The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.


PRIMARY INVESTMENT STRATEGIES


     The Fund pursues its goal by investing, under normal circumstances, at least 80% of net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers with market capitalizations that do not exceed $1.5 billion when purchased by the Fund and identified by Boston Partners Asset Management L.P. (the "Adviser") as having value characteristics. The Fund will notify shareholders 60 days in advance of any change to this policy.

     The Fund generally invests in the equity securities of small companies. The Adviser will seek to invest in companies it considers to be well managed and to have attractive fundamental financial characteristics. The Adviser believes greater potential for price appreciation exists among small companies since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market. The Fund may invest from time to time a portion of its assets, not to exceed 20% (under normal conditions) at the time of purchase, in companies with considerably larger market capitalizations.

     The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

     The Fund may also invest up to 25% of its total assets in non-U.S. dollar-denominated securities.

     The Fund may participate as a purchaser in initial public offerings of securities ("IPO.") An IPO is a company's first offering of stock to the public.


     In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

KEY RISKS


     o At least 80% of the Fund's total assets will be invested in a diversified portfolio of equity securities, and the net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.


     o    Investors may lose money.

     o Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

     o The Fund will invest in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than $1 billion. Small market capitalization issuers are not as diversified in their business activities as issuers with market values greater than $1 billion and are more susceptible to changes in the business cycle.

     o The equity securities in which the Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These equity securities may also be subject to wide fluctuations in market value. The trading market for any given equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such equity securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell these securities at a discount from market prices or during periods when, in the Adviser's judgement, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

     o International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     o The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     o If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 175%, however, it may be higher if the Adviser believes it will improve the Fund's performance.


     o IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

PRIOR PERFORMANCE

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31


     The bar chart below shows the variability of the annual total returns for the Institutional Class of the Fund for the last two calendar years. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class from year to year. Past performance is not necessarily an indicator of how the Fund will perform in the future.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                           6.42%           44.59%
                           1999             2000

     For the periods reflected in the bar chart, the highest calendar quarter total return for the Institutional Class of the Fund was 18.24% (quarter ended June 30, 1999) and the lowest calendar quarter total return was (7.97)% (quarter ended March 31, 1999). The total return was 19.85% for the calendar nine months ended September 30, 2001.



AVERAGE ANNUAL TOTAL RETURNS -- COMPARISON


     The table below shows how the Fund's average annual total returns for the past calendar year and since inception, with respect to the Institutional Class, compare with the Russell 2000 Value Index for the same periods. The Russell 2000 Value Index is an unmanaged index that contains stocks from the Russell 2000 Index with less than average growth orientation. Companies in this Index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. The Russell 2000 Value Index is a registered trademark of the Frank Russell Corporation. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future.

                            AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000
                            ----------------------------------------------------
                                      1 YEAR               SINCE INCEPTION
                                      ------               ---------------
     Institutional Class              44.59%                   9.50%*
     Russell 2000 Value Index         22.78%                   3.25%



*    Commenced operations on July 1, 1998.

EXPENSES AND FEES


     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Fund. The table is based upon expenses for the Institutional Class of the Fund for the most recent fiscal year ended August 31, 2001.


                                                            INSTITUTIONAL CLASS*
                                                            --------------------
     SHAREHOLDER FEES (fees paid directly from your investment)

     Maximum sales charge imposed on purchases ................       None
     Maximum deferred sales charge ............................       None
     Maximum sales charge imposed on reinvested dividends .....       None
     Redemption Fee(1) ........................................       1.00%
     Exchange Fee .............................................       None

     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


     Management fees ..........................................       1.25%
     Distribution (12b-1) fees ................................       None
     Other expenses(2) ........................................       0.78%
                                                                     -----
         Total annual Fund operating expenses .................       2.03%
     Fee waivers and expense reimbursements(3) ................      (0.48)%
                                                                     -----
     Net expenses .............................................       1.55%
                                                                     =====

*    The Fund was renamed the Small Cap Value Fund II on February 18, 2000.
(1) To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of remaining shareholders.
(2) "Other expenses" include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class.
(3) The Adviser has agreed that until further notice, but in no event terminating before December 31, 2011, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.55%.


EXAMPLE


     The example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Institutional Class of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                  1 YEAR        3 YEARS        5 YEARS       10 YEARS
                  ------        -------        -------       --------
                   $158          $490           $845          $1,845

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).


                                                                        SMALL CAP VALUE FUND II
                                                     ----------------------------------------------------------------
                                                        FOR THE           FOR THE         FOR THE     FOR THE PERIOD
                                                      YEAR ENDED        YEAR ENDED      YEAR ENDED     JULY 1, 1998*
                                                      AUGUST 31,        AUGUST 31,      AUGUST 31,  THROUGH AUGUST 31,
                                                         2001              2000            1999            1998
                                                     -------------      -------------  -------------   -------------
                                                     INSTITUTIONAL      INSTITUTIONAL  INSTITUTIONAL   INSTITUTIONAL
                                                         CLASS              CLASS          CLASS          CLASS
                                                     -------------      -------------  -------------   -------------
Per Share Operating Performance
Net asset value, beginning of period .............      $ 11.39            $ 8.67         $  7.62        $ 10.00
                                                        -------            ------         -------        -------
Net investment income/(loss) (1)** ...............        (0.05)            (0.01)          (0.01)         (0.01)
Net realized and unrealized gain/(loss) on
   investments (2)** .............................         6.05              2.73            1.06          (2.37)
                                                        -------            ------         -------        -------
Net increase/(decrease) in net assets resulting from
   operations ....................................         6.00              2.72            1.05          (2.38)
                                                        -------            ------         -------        -------
Dividends to shareholders from:
Net investment income ............................           --                --              --             --
Net realized capital gains .......................        (0.29)               --              --             --
                                                        -------            ------         -------        -------
Total dividends and distributions to shareholders         (0.29)               --              --             --
                                                        -------            ------         -------        -------
Redemption fees ..................................         0.07                --              --             --
                                                        -------            ------         -------        -------
Net asset value, end of period ...................      $ 17.17            $11.39         $  8.67        $  7.62
                                                        =======            ======         =======        =======
Total investment return (3)(5) ...................        54.57%            31.43%          13.78%        (23.80%)
                                                        =======            ======         =======        =======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) .....      $21,547            $1,965         $ 1,309        $ 1,120
   Ratio of expenses to average net assets (1) ...         1.55%             1.55%           1.55%          1.55%(4)
   Ratio of expenses to average net assets without
     waivers and expense reimbursements ..........         2.03%            14.23%          17.84%         17.63%(4)
   Ratio of net investment (loss) to average
     net assets (1) ..............................        (0.32%)           (0.18%)         (0.17%)        (0.34%)(4)
   Portfolio turnover rate (6) ...................        35.50%           161.75%          87.48%         11.97%

------------------
*    Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1)  Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return is not annualized.
(4)  Annualized.
(5)  Redemption fee of 1.00% is not reflected in total return calculations.
(6) Over time, the Adviser anticipates the portfolio turnover rate to be between 100% and 125%.

BOSTON PARTNERS BOND FUND
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

TOTAL RETURN: A way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

FIXED-INCOME SECURITIES: Fixed-income securities are generally bonds, which are a type of security that functions like a loan. Bonds are "IOUs" issued by private companies, municipalities or government agencies. By comparison, when you buy a stock, you are buying ownership in a company. With a bond, your "loan" is for a specific period, usually 5 to 30 years. You receive regular interest payments at a fixed rate. Hence the term "fixed-income" security.

INVESTMENT-GRADE FIXED-INCOME SECURITIES: Securities which are rated at the time of purchase "AAA," "AA," "A," or "BBB" by S&P, "Aaa," "Aa," "A" or "Baa" by Moody's or which are similarly rated by another Rating Organization or are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated. Debt securities rated "BBB" by S&P, "Baa" by Moody's or the equivalent rating of another Rating Organization, while still deemed investment-grade, are considered to have speculative characteristics and are more sensitive to economic change than higher rated bonds.

CORPORATE DEBT OBLIGATIONS: A long-term bond issued by a corporation, including railroads and public utilities.

MORTGAGE-BACKED SECURITIES: Pools of mortgage loans assembled for sale to investors by various governmental agencies as well as by private issuers.

ASSET-BACKED SECURITIES: Pools of assets, usually loans such as installment sale contracts or credit card receivables, assembled for sale by private issuers.

MATURITY: The date on which an investor in a fixed income security will be paid in full by the issuer.
================================================================================


INVESTMENT GOALS

     The Fund seeks to maximize total return by investing principally in investment grade fixed-income securities. Current income is a secondary goal.

PRIMARY INVESTMENT STRATEGIES


     The Fund invests (under normal circumstances) at least 80% of net assets (including borrowings for investment purposes) at the time of purchase in bonds, including corporate debt obligations and mortgage-backed and asset-backed securities (collectively, "Debt Securities") rated investment-grade or better at the time of purchase by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") or which are similarly rated by another nationally recognized statistical rating organization ("Rating Organization"). The Fund will notify shareholders 60 days in advance of any change in this policy.

     The Fund may also purchase Debt Securities which are unrated but deemed by Boston Partners Asset Management L.P. (the "Adviser") to be comparable in quality to investment-grade instruments. The Fund may invest up to 25% of its total assets at the time of purchase in Debt Securities rated "Ba" and "B" by Moody's or "BB" and "B" by S&P or which are similarly rated by another Rating Organization (i.e., high yield, high risk securities) or are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated. The Fund may invest up to 50% of its total assets at the time of purchase in U.S. government obligations exclusive of Fannie Maes, Ginnie Maes or Freddie Macs and 15% of its total assets at the time of purchase in convertible securities.


     In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

KEY RISKS

     o The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     o    Investors may lose money.

     o The Fund is subject to interest rate risk. Rising interest rates cause the prices of fixed-income securities to decrease and falling interest rates cause the prices of fixed-income securities to increase. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

     o High yield, high risk fixed-income securities have a greater risk of default in the payment of interest and principal than higher rated securities and are subject to significant changes in price.

          Investment by the Fund in such securities involves a high degree of credit risk and such securities are regarded as speculative by the major rating agencies.

     o The value of debt securities depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations, the value of its debt securities will fall. Securities issued or guaranteed by the U.S. Government and its agencies have historically involved little risk of loss of principal if held to maturity. Certain U.S. Government securities, such as Ginnie Maes, are supported by the full faith and credit of the U.S. Treasury. Others, such as Freddie Macs, are supported by the right of the issuer to borrow from the U.S. Treasury. Other securities, such as Fannie Maes, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the issuer, and still others are supported by the issuer's own credit.

     o Mortgage-backed and asset-backed securities held by the Fund are subject to prepayment risk. Prepayment risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund earlier than expected. This may happen when there is a decline in interest rates. These events may make the Fund unable to recoup its initial investment and may result in reduced yields.

     o Convertible securities have characteristics of both fixed income and equity securities. The value of a convertible security tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuer and any call provisions.

     o If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 100%, however, it may be higher if the Adviser believes it will improve the Fund's performance.

     o The Fund may experience relatively large purchases or redemptions due to asset allocation decisions made by the Adviser for clients receiving asset allocation account management services involving investments in the Fund. These transactions may have a material effect on the Fund, since redemptions caused by reallocations may result in the Fund selling portfolio securities it might not otherwise sell, resulting in a higher portfolio turnover rate, and purchases caused by reallocations may result in the Fund receiving additional cash that will remain uninvested until additional securities can be purchased. The Adviser will attempt to minimize the effects of these transactions at all times.

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

                                                                                          (LOGO)
                                                                                          BP
                BOSTON PARTNERS FAMILY OF FUNDS                                           BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                     (INSTITUTIONAL CLASS)                                                [GRAPHIC OMITTED]

ACCOUNT APPLICATION
PLEASE NOTE: Do not use this form to open a retirement plan account.  For an IRA application or help with this  Application,  please call 1-888-261-4073.

-----------------     (Please check the appropriate box(es) below.)
1                     [ ]  Individual         [ ]  Joint Tenant         [ ]  Other
Account
Registration          --------------------------------------------------------------------------------------------------------------
-----------------     NAME                                                       SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER

                      --------------------------------------------------------------------------------------------------------------
                      NAME OF JOINT OWNER                                           JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #
                      For joint accounts,  the account  registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.
--------------
GIFT TO MINOR:        [ ] UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
--------------
                      --------------------------------------------------------------------------------------------------------------
                      NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                      --------------------------------------------------------------------------------------------------------------
                      NAME OF MINOR (ONLY ONE PERMITTED)

                      --------------------------------------------------------------------------------------------------------------
                      MINOR'S SOCIAL SECURITY NUMBER                                    MINOR'S DATE OF BIRTH
------------------
CORPORATION
PARTNERSHIP, TRUST    --------------------------------------------------------------------------------------------------------------
OR OTHER ENTITY:      NAME OF CORPORATION, PARTNERSHIP, OR OTHER                        NAME(S) OF TRUSTEE(S)
------------------
                      --------------------------------------------------------------------------------------------------------------
                      TAXPAYER IDENTIFICATION NUMBER
------------------
2                     --------------------------------------------------------------------------------------------------------------
Mailing               STREET OR P.O. BOX AND/OR APARTMENT NUMBER
Address:
------------------    --------------------------------------------------------------------------------------------------------------
                      CITY                                     STATE                            ZIP CODE

                      --------------------------------------------------------------------------------------------------------------
                      DAY PHONE NUMBER                                                    EVENING PHONE NUMBER

------------------    Minimum initial investment of $100,000 per fund.                  Total amount of investments $___________
3
Investment            Make check payable to Boston Partners Family of Funds.
Information:
------------------    Shareholders may not purchase shares of any fund with a check issued by a third party and endorsed over to the fund.


                      Boston Partners Large Cap Value Fund (70) $__________    Boston Partners Mid Cap Value Fund (73) __________


                      Boston Partners Bond Fund (75) __________          Boston Partners Small Cap Value Fund II (77) __________


                      Boston Partners Long/Short Equity Fund (79) __________


------------------    DIVIDENDS:   Pay by check [ ]    Reinvest [ ]        CAPITAL GAINS:  Pay by check [ ]   Reinvest [ ]
DISTRIBUTION
OPTIONS:              NOTE:  Dividends and capital gains may be reinvested or paid by check. If no options are selected above,  both
------------------    dividends and capital gains will be reinvested in additional fund shares.

                                                    NOT A PART OF THE PROSPECTUS


------------------    To use this option, you must initial the appropriate line below.
4
Telephone             I authorize  the Transfer  Agent to accept  instructions  from any persons to redeem or exchange  shares in my
Exchange and          account(s) by telephone in accordance  with the  procedures  and  conditions  set forth in the Fund's  current
Redemption:           prospectus.
------------------
                      ---------------------     ---------------------
                        Individual initial          joint initial     Redeem shares, and send the proceeds to the
                                                                      address of record.


                      ---------------------     ---------------------
                        Individual initial          joint initial     Exchange shares for shares of The Boston Partners
                                                                      Family of Funds.


------------------    The  Automatic  Investment  Plan which is available to  shareholders  of the Fund,  makes  possible  regularly
5                     scheduled purchases of Fund shares to allow dollar-cost averaging.The Fund's Transfer Agent can arrange for an
Automatic             amount of money selected by you to be deducted from your checking  account and used to purchase  shares of the
Investment            Fund.
Plan:
------------------    Please debit $_________  (minimum $5000.00) from my checking account (named below) on or about the 20th of the month.

                      PLEASE ATTACH AN UNSIGNED, VOIDED CHECK.
                      [ ]  Monthly                        [ ]  Quarterly                    [ ]  Annually

------------          --------------------------------------------------------------------------------------------------------------
BANK RECORD:          BANK NAME                                                           STREET ADDRESS OR P.O. BOX
------------
                      --------------------------------------------------------------------------------------------------------------
                      CITY                                  STATE                                  ZIP CODE

                      --------------------------------------------------------------------------------------------------------------
                      BANK ABA NUMBER                                                          BANK ACCOUNT NUMBER

                      --------------------------------------------------------------------------------------------------------------
------------------    The undersigned  warrants that I (we) have full authority and, if a natural  person,  I (we) am (are) of legal
6                     age to purchase shares pursuant to this Account Application, and I (we) have received a current prospectus for
Signatures:           the Fund in which I (we) am (are) investing.
------------------    Under the  Interest  and  Dividend  Tax  Compliance  Act of 1983,  the Fund is required  to have the following certification:
                      Under penalties of perjury, I certify that:
                      (1) The number  shown on this form is my  correct  identification  number (or I am waiting  for a number to be issued to me), and
                      (2) I am not subject to backup withholding because (a) I am exempt from backup withholding,  or (b) I have not been notified by the Internal Revenue Service that I am subject to 31% backup withholding as a result of a failure to report all Interest or dividends,  or (c) theIRS has notified me that I am no longer subject to backup withholding.
                      (3) I am a U.S. person (including a U.S. resident alien).
                      --------------------------------------------------------------------------------------------------------------
                      NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO
                      BACKUP  WITHHOLDING  BECAUSE YOU HAVE FAILED TO REPORT ALL  INTEREST  AND  DIVIDENDS  ON YOUR TAX RETURN.  THE
                      INTERNAL  REVENUE  SERVICE  DOES NOT REQUIRE YOUR CONSENT TO ANY  PROVISION  OF THIS  DOCUMENT  OTHER THAN THE
                      CERTIFICATION REQUIRED TO AUDIT BACKUP WITHHOLDING.

                      --------------------------------------------------------------------------------------------------------------
                      SIGNATURE OF APPLICANT                                                        DATE

                      --------------------------------------------------------------------------------------------------------------
                      PRINT NAME                                                            TITLE (IF APPLICABLE)

                      --------------------------------------------------------------------------------------------------------------
                      SIGNATURE OF JOINT OWNER                                                      DATE

                      --------------------------------------------------------------------------------------------------------------
                      PRINT NAME                                                            TITLE (IF APPLICABLE)

                      (If you are signing for a  corporation,  you must indicate  corporate  office or title. If you wish additional signatories  on the  account,  please  include a corporate  resolution.  If signing as a  fiduciary,  you must indicate capacity.)

                      For information on additional options,  such as IRA Applications,  rollover requests for qualified  retirement plans, or for wire instructions, please call us at 1-888-261-4073.

                      MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:      BOSTON PARTNERS FAMILY OF FUNDS
                                                                            C/O PFPC INC.
                                                                            P.O. BOX 8852
                                                                            WILMINGTON,DE 19899-8852

                                                    NOT A PART OF THE PROSPECTUS

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

PRIOR PERFORMANCE

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31


     The bar chart below shows the variability of the annual total returns for the Institutional Class of the Fund for the last three calendar years. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class from year to year. Past performance is not necessarily an indicator of how the Fund will perform in the future.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


               7.37%           (1.15)%          11.79%
               1998             1999             2000


     Since inception (December 30, 1997), the highest calendar quarter total return for the Institutional Class of the Fund was 4.04% (quarter ended December 31, 2000) and the lowest calendar quarter total return was (.53)% (quarter ended March 31, 1999). The total return was 7.26% for the nine months ended September 30, 2001.


     AVERAGE ANNUAL TOTAL RETURNS -- COMPARISON

     The table below shows how the Fund's average annual total returns for the past one calendar year and since inception, with respect to the Institutional Class, compare with the Lehman Aggregate Index for the same periods. The Lehman Aggregate Index is an unmanaged index containing fixed-income securities rated investment grade or higher by Moody's, S&P or Fitch Investors Service. All issues have at least one year to maturity and an outstanding par value of at least $100 million. The Lehman Aggregate Index is a registered trademark of Lehman Brothers, Inc. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future.


                            AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000
                            ----------------------------------------------------
                                    1 YEAR                 SINCE INCEPTION
                                    ------                 ---------------
     Institutional Class            11.79%                      5.88%*
     Lehman Aggregate Index         11.63%                      6.34%


     *Commenced operations on December 30, 1997.

EXPENSES AND FEES


     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Fund. The table is based upon expenses for the Institutional Class of the Fund for the most recent fiscal year ended August 31, 2001.


                                                             INSTITUTIONAL CLASS
                                                             -------------------
     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


     Management fees .......................................         0.40%
     Distribution (12b-1) fees .............................         None
     Other expenses(1) .....................................         2.37%
                                                                    -----
         Total annual Fund operating expenses ..............         2.77%
     Fee waivers and expense reimbursements(2) .............        (2.17)%
                                                                    ------
     Net expenses ..........................................         0.60%
                                                                    =====


     (1)  "Other  expenses"  include  audit,  administration,   custody,  legal,
          registration, transfer agency and miscellaneous other charges for the Institutional Class.


     (2) The Adviser has agreed that until further notice, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 0.60%.


EXAMPLE


     The example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Institutional Class of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                  1 YEAR        3 YEARS        5 YEARS       10 YEARS
                  ------        -------        -------       --------
                    $61          $192            $335          $750

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).


                                                                               BOND FUND
                                                     ------------------------------------------------------------------
                                                        FOR THE           FOR THE         FOR THE      FOR THE PERIOD
                                                      YEAR ENDED        YEAR ENDED      YEAR ENDED   DECEMBER 30, 1997*
                                                      AUGUST 31,        AUGUST 31,      AUGUST 31,   THROUGH AUGUST 31,
                                                         2001              2000            1999             1998
                                                     -------------     -------------   -------------   -------------
                                                     INSTITUTIONAL     INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                                                         CLASS             CLASS           CLASS           CLASS
                                                     -------------     -------------   -------------   -------------
Per Share Operating Performance
Net asset value, beginning of period .............      $ 9.49             $ 9.41         $ 10.08        $ 10.00
                                                        ------             ------         -------        -------
Net investment income/(loss) (1)** ...............        0.59               0.64            0.96           0.78
Net realized and unrealized gain/(loss) on
    investments (2)** ............................        0.48               0.08           (0.90)         (0.31)
                                                        ------             ------         -------        -------
Net increase/(decrease) in net assets resulting from
   operations ....................................        1.07               0.72            0.06           0.47
                                                        ------             ------         -------        -------
Dividends to shareholders from:
Net investment income ............................       (0.60)             (0.64)          (0.62)         (0.39)
Net realized capital gains .......................          --                 --           (0.11)            --
                                                        ------             ------         -------        -------
Total dividends and distributions to shareholders        (0.60)             (0.64)          (0.73)         (0.39)
                                                        ------             ------         -------        -------
Net asset value, end of period ...................      $ 9.96             $ 9.49         $  9.41        $ 10.08
                                                        ======             ======         =======        =======
Total investment return (3) ......................       11.60%              8.01%           0.42%          4.79%
                                                        ======             ======         =======        =======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) .....      $8,484             $8,728         $12,041        $15,509
   Ratio of expenses to average net assets (1) ...        0.60%              0.60%           0.60%          0.60%(4)
   Ratio of expenses to average net assets without
     waivers and expense reimbursements ..........        2.77%              2.45%           2.22%          2.82%(4)
   Ratio of net investment income to average
     net assets (1) ..............................        6.10%              6.72%           6.22%          6.06%(4)
   Portfolio turnover rate .......................       74.72%             34.59%          57.60%         45.27%

-----------------
*    Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1)  Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return is not annualized.
(4)  Annualized.

BOSTON PARTNERS LONG/SHORT EQUITY FUND
--------------------------------------------------------------------------------


================================================================================
                              IMPORTANT DEFINITIONS

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

TOTAL RETURN: A way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

SALOMON SMITH BARNEY U.S. 1-MONTH TREASURY BILL INDEX(TM): An unmanaged index containing monthly return equivalents of yield averages that are not marked to market.

SHORT SALE: A sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at a lower price than the one at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

SHORT-TERM CASH INSTRUMENTS: These temporary investments include notes issued or guaranteed by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the two highest rating categories; certificates of deposit; repurchase agreements and other high-grade corporate debt securities.

FEDERAL FUNDS RATE: The rate of interest charged by a Federal Reserve bank for member banks to borrow their federally required reserve.

MARKET CAPITALIZATION: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

ADRs: Receipts typically issued by a United States bank or trust company evidencing ownership of underlying foreign securities.
================================================================================

INVESTMENT GOALS

     The Fund seeks long-term capital appreciation while minimizing exposure to general equity market risk. The Fund seeks a total return greater than that of the Salomon Smith Barney U.S. 1-Month Treasury Bill Index.(TM)

PRIMARY INVESTMENT STRATEGIES


     The Fund invests in long positions in stocks identified by Boston Partners Asset Management, L.P. (the "Adviser") as undervalued and takes short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund will invest, both long and short, in securities principally traded in the United States markets. The Fund may invest in securities of companies operating for three years or less ("unseasoned issuers"). The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has minimal net exposure to the United States equity market generally. The Adviser examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

     The Fund intends, under normal circumstnaces, to invest at least 80% of net assets (including borrowings for investment purposes) in equity securities. The Fund will notify shareholders 60 days in advance of any change to this policy.


     The Fund's long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States as sponsored American Depositary Receipts ("ADRs"). The Fund may also invest up to 20% of its total assets directly in equity securities of foreign issuers.

     To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.


     The Fund may participate as a purchaser in initial public offerings of securities ("IPOs"). An IPO is a company's first offering of stock to the public.


     In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

KEY RISKS

     o The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     o    Investors may lose money.


     o Although the long portfolio will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the price of these stocks will not move even lower.


     o The Fund is subject to the risk of poor stock selection by the Adviser. In other words, the Adviser may not be successful in its strategy of taking long positions in undervalued stocks and short positions in overvalued stocks. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make.

     o Short sales of securities may result in gains if a security's price declines, but may result in losses if a security's price rises.


     o The Fund may invest from time-to-time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than $1 billion. Small market capitalization issuers are not as diversified in their business activities as issuers with market values greater than $1 billion and are more susceptible to changes in the business cycle.


     o Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.


     o The equity securities in which the Fund invests may be traded only in the over-the-counter market on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These equity securities may also be subject to wide fluctuations in market value. The trading market for any given equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such equity securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell these securities at a discount from market prices or during periods when, in the Adviser's judgement, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.


     o Securities held in a segregated account cannot be sold while the position it is covering is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     o The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitations, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     o The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     o If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 400%, however, it may be higher if the Adviser believes it will improve the Fund's performance.


     o IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.


PRIOR PERFORMANCE

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31


     The bar chart below shows the variability of the annual total returns for the Institutional Class of the Fund for the last two calendar years. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class from year to year. Past performance is not necessarily an indicator of how the Fund will perform in the future.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


             (12.81)%          60.20%
               1999             2000

     For the periods reflected in the bar chart, the highest calendar quarter total return for the Institutional Class of the Fund was 18.36% (quarter ended December 31, 2000) and the lowest calendar quarter total return was (10.93)% (quarter ended December 31, 1999). The total return was 22.46% for the calendar nine months ended September 30, 2001.

AVERAGE ANNUAL TOTAL RETURNS -- COMPARISON

     The table below shows how the Fund's average annual total returns for the past calendar year and since inception, with respect to the Institutional Class, compare with the Salomon Brothers 1-Month Treasury Bill Index(TM) for the same periods. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future.



                                          AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000
                                          ----------------------------------------------------
                                                 1 YEAR               SINCE INCEPTION
                                                 ------               ---------------
     Institutional Class                          60.20%                  14.12%*
     Salomon Brothers 1-Month
         Treasury Bill Index(TM)                   5.64%                   5.02%

*    Commenced operations on November 17, 1998.


     EXPENSES AND FEES


     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Fund. The table is based on expenses for the Institutional Class of the Fund for the most recent fiscal year ended August 31, 2001.


                                                                INSTITUTIONAL CLASS*
                                                                --------------------
     SHAREHOLDER FEES (fees paid directly from your investment)


     Maximum sales charge imposed on purchases ...................         None
     Maximum deferred sales charge ...............................         None
     Maximum sales charge imposed on reinvested dividends ........         None
     Redemption Fee(1) ...........................................         2.00%
     Exchange Fee ................................................         None


     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


     Management fees .............................................         2.25%
     Distribution (12b-1) fees ...................................         None
     Other expenses(2) ...........................................         2.72%
                                                                          -----
         Total annual Fund operating expenses ....................         4.97%
     Fee waivers and expense reimbursements(3) ...................        (1.75)%
                                                                          -----
     Net expenses ................................................         3.22%
                                                                          =====

     *    The Fund was renamed the Long/Short Equity Fund on July 26, 2000.
     (1) To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. Shares purchased prior to May 21, 2001 and held for less than one year are subject to a transaction fee upon redemption of 1.00% of the net asset value of all such shares redeemed.
     (2) "Other expenses" include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class. "Other expenses" and "Total annual Fund operating expenses" include dividends on securities which the Fund has sold short ("short-sale dividends"). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared -- thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short. Short-sale dividends are treated as an expense, and increase the Fund's total expense ratio, although no cash is received or paid by the Fund. The amount of short-sale dividends was 0.72% of average net assets for the most recent fiscal year.
     (3) The Adviser has agreed that until further notice, but in no event terminating before December 31, 2011, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 2.50% excluding short sale dividend expense.

EXAMPLE


     The example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Institutional Class of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                   1 YEAR        3 YEARS        5 YEARS       10 YEARS
                   ------        -------        -------       --------
                    $325          $992          $1,683         $3,522

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).


                                                                                     LONG/SHORT EQUITY FUND
                                                             --------------------------------------------------------------------
                                                                      FOR THE               FOR THE            FOR THE PERIOD
                                                                    YEAR ENDED            YEAR ENDED         NOVEMBER 17, 1998**
                                                                    AUGUST 31,            AUGUST 31,         THROUGH AUGUST 31,
                                                                       2001                  2000                   1999
                                                              -------------------    -------------------    -------------------
                                                              INSTITUTIONAL CLASS    INSTITUTIONAL CLASS    INSTITUTIONAL CLASS
                                                              -------------------    -------------------    -------------------
Per Share Operating Performance
Net asset value, beginning of period ..........................       $ 10.57                 $ 9.46                 $10.00
                                                                      -------                 ------                 ------
Net investment income/(loss) (1)** ............................          0.07                   0.13                   0.12
Net realized and unrealized gain/(loss) on investments (2)** ..          5.14                   1.12                  (0.66)
                                                                      -------                 ------                 ------
Net increase/(decrease) in net assets resulting from operations          5.21                   1.25                  (0.54)
                                                                      -------                 ------                 ------
Dividends to shareholders from:
Net investment income .........................................         (0.13)                 (0.14)                    --
Net realized capital gains ....................................            --                     --                     --
                                                                      -------                 ------                 ------
Total dividends and distributions to shareholders .............         (0.13)                 (0.14)                    --
                                                                      -------                 ------                 ------
Redemption fee ................................................          0.23                     --                     --
                                                                      -------                 ------                 ------
Net asset value, end of period ................................       $ 15.88                 $10.57                 $ 9.46
                                                                      =======                 ======                 ======
Total investment return (3) (5) ...............................         51.85%                 13.74%                 (5.40%)
                                                                      =======                 ======                 ======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) ..................       $25,857                 $1,080                 $  941
   Ratio of expenses to average net assets (including
     dividend expense) (1) ....................................          3.22%                  3.22%                  2.91%(4)
   Ratio of expenses to average net assets (excluding
     dividend expense) (1) ....................................          2.50%                  2.86%                  2.50%(4)
   Ratio of expenses to average net assets without waivers and
     expense reimbursements ...................................          4.25%                 21.86%                 26.36%(4)
   Ratio of expenses to average net assets without waivers and
     expense reimbursements (including dividend expense) ......          4.97%                 22.22%                 26.77%
   Ratio of net investment income to average net assets (1) ...          0.46%                  1.12%                  1.57%(4)
   Portfolio turnover rate ....................................        332.25%                363.34%                218.41%

--------------
*    Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1)  Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return is not annualized.
(4)  Annualized.
(5) Redemption fee of 1.00% (2.00% effective May 21, 2001) is not reflected in total return calculations.

BOSTON PARTNERS FUND
--------------------------------------------------------------------------------

================================================================================
                             IMPORTANT DEFINITIONS

TOTAL RETURN: A way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

S&P 500 INDEX: The S&P 500 Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative values to the stocks included in the index, weighted accordingly to each stock's total market value relative to the total market value of the other stocks included in the index.

S&P 500 INDEX FUTURES AND RELATED OPTIONS: A contract to buy or sell a number of units of the S&P 500 Index at a specified future date at an agreed upon price. An option on an index future gives the purchaser the right, in return for the premium paid, to assume a long or short position in an index future.

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

OPTIONS: May be in the form of either "puts" or "calls." A put allows a buyer to sell an underlying security at a given price during a specified period. A call allows a buyer to buy an underlying security at a given price during a specified period. Stock index options allow investors to profit from or protect against movements in the broad market indices.

EQUITY SWAP CONTRACTS: In an equity swap contract, counterparties agree to exchange payments related to indices, at least one of which (and possibly both of which) is an equity index.

ADRS: Receipts typically issued by a United States bank or trust company evidencing ownership of underlying foreign securities.
================================================================================


INVESTMENT GOALS

     The Fund seeks a total return greater than the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").

PRIMARY INVESTMENT STRATEGIES

     The Fund invests in shares of the Institutional Class of the Boston Partners Long/Short Equity Fund while also investing in S&P 500 Index futures, options on S&P 500 Index futures and equity swap contracts to gain exposure to the equity market as measured by the S&P 500 Index. Unlike the Long/Short Equity Fund, Boston Partners Asset Management L.P. (the "Adviser") does not seek to minimize the effects of movements in the general equity markets, but rather, to use futures and other instruments to attempt to take advantage of market movements.

     The Fund is permitted to invest without limit in the Long/Short Equity Fund. Under normal market conditions, the Fund will invest at least 65% of the value of its total assets in United States equity securities (which include shares of the Long/Short Equity Fund). Once the Fund has acquired a long and short portfolio through the purchase of Institutional Shares of the Long/Short Equity Fund, the Adviser will purchase S&P 500 Index futures, options on S&P 500 Index futures and equity swap contracts in an amount approximately equal to the net asset value of the Fund in order to gain full net exposure to the United States equity market as measured by the S&P 500 Index.

     The Fund's long and short positions, taken indirectly through investment in the Long/Short Equity Fund, may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States as sponsored American Depositary Receipts ("ADRs"). The Fund may also invest up to 20% of its total assets directly in equity securities of foreign issuers.

     To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

     In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

     While the Adviser intends to fully invest the Fund's assets in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

KEY RISKS

     o At least 65% of the Fund's total assets will be invested in a diversified portfolio of equity securities, and the net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     o Investors may lose money.

     o Since the Fund may invest without limitation in the Long/Short Equity Fund, the Fund will be subject to the risks associated with the Long/Short Equity Fund.

     o Short sales of securities may result in gains if a security's price declines, but may result in losses if a security's price does not decline in price.

     o The Fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

     o Securities held in a segregated account cannot be sold while the position it is covering is outstanding unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     o The Fund's investments in futures contracts and options present the following risks: imperfect correlation between the change in market value of the Fund's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements which are potentially unlimited; and the possible inability of the investment management team to correctly predict the direction of securities prices, interest rates and other economic factors.

     o Equity swap contracts may be more sensitive to or otherwise not react in tandem with interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms. Loss may result from a Fund's investments in equity swaps and other derivative instruments which may be leveraged.

     o The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     o The Fund may assume higher risks of adverse changes in the general equity markets through the use of futures, options on futures and equity swap contracts than if the Fund invested directly in securities listed on the S&P 500 Index.

     o The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     o If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 200%, however, it may be higher if the Adviser believes it will improve the Fund's performance.

PRIOR PERFORMANCE

     The Fund had not commenced investment operations as of December 18, 2001, therefore, no performance information is available.

EXPENSES AND FEES

     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Fund.

                                                             INSTITUTIONAL CLASS
                                                             -------------------
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum sales charge imposed on purchases ..................        None
Maximum deferred sales charge ..............................        None
Maximum sales charge imposed on reinvested dividends .......        None
Redemption Fee(1) ..........................................        1.00%
Exchange Fee ...............................................        None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management fees.............................................        0.10%
Distribution (12b-1) fees...................................        None
Other expenses(2)...........................................        ____%
                                                                    ----
Total annual Fund operating expenses........................        ____%
Fee waivers(3)..............................................        ____%
                                                                    ----
Net expenses................................................        ____%
                                                                    ====

(1) To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

(2) "Other expenses" include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class. "Other expenses" and "Total annual Fund operating expenses" include dividends on securities which the Fund has sold short ("short-sale dividends"). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short. Short-sale dividends are treated as an expense, and increase the Fund's total expense ratio, although no cash is received or paid by the Fund. The amount of short-sale dividends is estimated at ____% of average net assets for the current fiscal year.

(3) The Adviser has agreed that until December 31, 2001, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 3.30%.

     The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            1 YEAR   3 YEARS
                            ------   -------
                             $___    $_____

FINANCIAL HIGHLIGHTS

     The Fund had not commenced investment operations as of December 18, 2001, therefore, no financial highlights information is available.

MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER


     Boston Partners Asset Management, L.P. (the "Adviser"), located at 28 State Street, 21st Floor, Boston, Massachusetts 02109, provides investment advisory services to the Funds. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts. As of October 31, 2001, the Adviser managed approximately $9.3 billion in assets. The Adviser is organized as a Delaware limited partnership whose sole general partner is Boston Partners, Inc., a Delaware corporation. The Adviser manages each Fund's business and investment activities subject to the authority of the Company's Board of Directors.


PORTFOLIO MANAGERS


     The investment results for the different strategies at the Adviser are not solely dependent on any one individual. There is a common philosophy and approach that is the backdrop for all of our investment strategies. This philosophy is then executed through a very disciplined investment process managed by the designated portfolio manager for each of the strategies. This manager will be supported, not only by a secondary manager, but by the Adviser's general research staff and, very often, by dedicated analysts to the particular strategy.


BOSTON PARTNERS LARGE CAP VALUE FUND


     Mark E. Donovan and Wayne S. Sharp are the primary portfolio managers for the Fund and are both senior portfolio managers of the Adviser. Mr. Donovan is Chairperson of the Adviser's Equity Strategy Committee which oversees the investment activities of the Adviser's $4.1 billion in large cap value institutional equity assets. Prior to joining the Adviser in 1995, Mr. Donovan was a Senior Vice President and Vice Chairman of The Boston Company Asset Management, Inc.'s Equity Policy Committee. Ms. Donovan is a Chartered Financial Analyst ("CFA") and has over 20 years of investment experience. Ms. Sharp is Vice Chairperson of the Adviser's Equity Strategy Committee and has over 26 years of investment experience. Prior to joining the Adviser in April 1995, Ms. Sharp was a Senior Vice President and member of the Equity Policy Committee of The Boston Company Asset Management, Inc. Mr. Sharp is also a CFA. For the fiscal year ended August 31, 2001, the Fund paid 0.45% (expressed as a percentage of average net assets) to the Adviser for its services.


BOSTON PARTNERS MID CAP VALUE FUND


     Steven L. Pollack and Harry Rosenbluth are the primary portfolio managers for the Fund and are both senior portfolio managers of the Adviser. Mr. Pollack is a member of the Adviser's Equity Strategy Committee. He oversees the investment activities of the Adviser's $1.5 billion Mid Cap and Mid Cap II products. Prior to joining the Adviser, Mr. Pollack was employed by Hughes Investment Management Co. where he was a portfolio manager responsible for managing a portion of the pension plan and overseeing outside investment managers. Mr. Pollack has over 17 years of investment experience and is a CFA. Mr. Rosenbluth is also a member of the Adviser's Equity Strategy Committee and oversees the investment activities of the Adviser's $2.3 billion premium equity product, an all-cap institutional product. Prior to joining the Adviser, Mr. Rosenbluth spent 14 years with The Boston Company Asset Management, Inc. as Senior Vice President and a portfolio manager. Mr. Rosenbluth was also a member of the Equity Policy Group of The Boston Company Asset Management,Inc. Before that, Mr. Rosenbluth was a consultant for Arthur Andersen & Co. Mr. Rosenbluth has a total of 20 years of investment experience and is a CFA. For the fiscal year ended August 31, 2001, the Fund paid 0.62% (expressed a percentage of average net assets) to the Adviser for its services.


BOSTON PARTNERS SMALL CAP VALUE FUND II


     David M. Dabora is the primary portfolio manager for the Fund and Harry Rosenbluth is the secondary manager. Mr. Dabora is a senior portfolio manager of the Adviser. Mr. Dabora also oversees the investment activities of the Adviser's $1.1 billion Small Capitalization and $127 million Small Capitalization II products. Prior to taking on day to day responsibilities for the Small Cap Value Fund II, Mr. Dabora was an assistant portfolio manager/analyst of the premium equity product of the Adviser, an all-cap value institutional product. Before joining the Adviser in April 1995, Mr. Dabora had been employed by The Boston Company Asset Management, Inc. since 1991 as a senior equity analyst. Mr. Dabora has over 14 years of investment experience and is a CFA. See "BOSTON PARTNERS MID CAP VALUE FUND" for information about Mr. Rosenbluth. For the fiscal year ended August 31, 2001, the Fund paid 0.89% (expressed as a percentage of average net assets) to the Adviser for its services.


BOSTON PARTNERS BOND FUND


     The Adviser's Fixed Income Team has primary responsibility for the day-to-day management of the Fund. For the fiscal year ended August 31, 2001, the Fund paid 0% (expressed as a percentage of average net assets) to the Adviser for its services.

BOSTON PARTNERS LONG/SHORT EQUITY AND BOSTON PARTNERS FUNDS

     Edmund D. Kellogg is the primary portfolio manager for the Fund and Harry Rosenbluth is the secondary manager. Mr. Kellogg is a senior portfolio manager employed by the Adviser. Mr. Kellogg is a portfolio manager for two similar limited partnership private investment funds and an offshore fund of the Adviser. Before joining the Adviser in 1996, Mr. Kellogg was employed by The Keystone Group since 1991, where he was a portfolio manager and analyst managing institutional separate accounts. Mr. Kellogg has over 22 years of investment experience and is a CFA. See "BOSTON PARTNERS MID CAP VALUE FUND" for information about Mr. Rosenbluth. For the fiscal year ended August 31, 2001, the Boston Partners Long/Short Equity Fund paid 0.62% (expressed as a percentage of average net assets) to the Adviser for its services.


OTHER SERVICE PROVIDERS

     The following chart shows the Funds' other service providers and includes their addresses and principal activities.

                              --------------------
                                  SHAREHOLDERS
                              --------------------
Distribution
and
Shareholder
Services
                              --------------------
                              PRINCIPAL DISTRIBUTOR


                             PFPC DISTRIBUTORS, INC.
                               3200 HORIZON DRIVE
                            KING OF PRUSSIA, PA 19406

                        Distributes shares of the BOSTON
                                 PARTNERS Funds.
                              --------------------

                              --------------------
                               TRANSFER AGENT AND
                            DIVIDEND DISBURSING AGENT

                                    PFPC INC.
                              400 BELLEVUE PARKWAY
                               WILMINGTON, DE 19809


                          Handles shareholder services,
                          including recordkeeping and
                     statements, distribution of dividends
                        and processing of buy, sell and
                               exchange requests.
                              --------------------
Asset
Management
                              --------------------
                               INVESTMENT ADVISER

                              BOSTON PARTNERS ASSET
                                MANAGEMENT, L.P.
                           28 STATE STREET, 21ST FLOOR
                                BOSTON, MA 02109

                        Manages each Fund's business and
                             investment activities.
                              --------------------

                              --------------------
                                    CUSTODIAN

                               PFPC TRUST COMPANY
                             8800 TINICUM BOULEVARD
                                    SUITE 200
                             PHILADELPHIA, PA 19153

                      Holds each Fund's assets, settles all
                       portfolio trades and collects most
                       of the valuation data required for
                       calculating each Fund's net asset
                                 value ("NAV").
                              --------------------

Fund
Operations
                              --------------------
                                  ADMINISTRATOR

                                    PFPC INC.
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809

                       Provides facilities, equipment and
                     personnel to carry out administrative
                       services related to each Fund and
                          calculates each Fund's NAV,
                          dividends and distributions.
                              --------------------

                              --------------------
                               BOARD OF DIRECTORS

                        Supervises the Funds' activities.
                              --------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF FUND SHARES

     Institutional Shares of the Funds ("Shares") are priced at their net asset value ("NAV"). The NAV for the Institutional Class of each Fund is calculated by adding the value of all securities, cash and other assets in a Fund's portfolio, deducting the Fund's actual and accrued liabilities and dividing by the total number of Shares outstanding.

     Each Fund's NAV is calculated once daily at the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time) each day the NYSE is open. Shares will not be priced on the days on which the NYSE is closed.

     Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or on the NASDAQ National Market System where they are traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the bid and asked prices is used. Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. With the approval of the Company's Board of Directors, a Fund may use a pricing service, bank or broker-dealer experienced in providing valuations to value a Fund's securities. If market quotations are unavailable, securities will be valued at fair value as determined in good faith by the investment adviser according to procedures adopted by the Company's Board of Directors.

PURCHASE OF FUND SHARES

     Shares representing interests in the Funds are offered continuously for sale by PFPC Distributors, Inc. (the "Distributor").


     Shares of the Funds may also be available through certain brokerage firms, financial institutions and other industry professionals (collectively, "Service Organizations"). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company or its agent and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company's pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order if the order is actually received by the Company in good order not later than the next business morning. Orders will be priced at the appropriate Fund's net asset value next computed after they are deemed to have been received by the Company.

     You may also purchase Shares of each Fund at the NAV per share next calculated after your order is received by PFPC Inc. (the "Transfer Agent") in proper form as described below. After an initial purchase is made, the Transfer Agent will set up an account for you on RBB's records. The minimum initial investment in any Fund is $100,000 and the minimum additional investment is $5,000. The minimum initial and subsequent investment requirements may be reduced or waived from time to time. For purposes of meeting the minimum initial purchase, purchases by clients which are part of endowments, foundations or other related groups may be combined. You can only purchase Shares of each Fund on days the NYSE is open and through the means described below. Shares may be purchased by principals and employees of the Adviser and by their spouses and children either directly or through any trust that has the principal, employee, spouse or child as the primary beneficiaries, their individual retirement accounts, or any pension and profit-sharing plan of the Adviser without being subject to the minimum investment limitations.

     INITIAL  INVESTMENT  BY MAIL.  An account may be opened by  completing  and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check ($100,000 minimum) payable to the Fund in which you would like to invest. Third party checks will not be accepted.

     BOSTON PARTNERS [NAME OF FUND]
     c/o PFPC Inc.
     P.O. Box 8852
     Wilmington, DE 19899-8852

     The name of the Fund to be purchased should be designated on the application and should appear on the check. Payment for the purchase of Shares received by mail will be credited to a shareholder's account at the NAV per share of the Fund next determined after receipt of payment in good order.

     INITIAL INVESTMENT BY WIRE. Shares of each Fund may be purchased by wiring federal funds to PNC Bank (see instructions below). A completed application must be forwarded to the Transfer Agent at the address noted above under "Initial Investment by Mail" in advance of the wire. For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) Funds should be wired to:

     PNC Bank, NA
     Philadelphia, Pennsylvania 19103
     ABA# 0310-0005-3
     Account # 86-1108-2507
     F/B/O BOSTON PARTNERS [NAME OF FUND]
     Ref. (Account Number)

     Federal funds purchases will be accepted only on a day on which the NYSE and PNC Bank, NA are open for business.

     ADDITIONAL INVESTMENTS. Additional investments may be made at any time (minimum investment $5,000) by purchasing Shares of any Fund at NAV by mailing a check to the Transfer Agent at the address noted above under "Initial Investment by Mail" (payable to Boston Partners [name of Fund]) or by wiring monies to PNC Bank, NA as outlined above under "Initial Investment by Wire." For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected.

     AUTOMATIC INVESTMENT PLAN. Additional investments in Shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan ($5,000 minimum). Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at (888) 261-4073 to obtain the appropriate forms.


     OTHER PURCHASE INFORMATION. The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Funds. The Adviser will monitor each Fund's total assets and may decide to close any of the Funds at any time to new investments or to new accounts due to concerns that a significant increase in the size of a Fund may adversely affect the implementation of the Fund's strategy.

REDEMPTION OF FUND SHARES

     You may redeem Shares of the Funds at the next NAV calculated after a redemption request is received by the Transfer Agent in proper form. You can only redeem Shares on days the NYSE is open and through the means described below.


     You may redeem Shares of each Fund by mail, or, if you are authorized, by telephone. The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by a Fund. There is no charge for a redemption. However, if a shareholder of the Boston Partners Small Cap Value Fund II or Boston Partners Long/Short Equity Fund redeems Shares held for less than 1 year, a transaction fee of 1% or 2%, respectively, of the net asset value of the Shares redeemed at the time of redemption will be charged. For purposes of this redemption feature, shares purchased first will be considered to be shares first redeemed.


     REDEMPTION BY MAIL. Your redemption requests should be addressed to BOSTON PARTNERS [name of Fund], c/o PFPC Inc., P.O. Box 8852, Wilmington, DE 19899-8852 and must include:

     a. a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

     b. any required signature guarantees, which are required when (i) the redemption request proceeds are to be sent to someone other than the registered shareholder(s) or (ii) the redemption request is for $10,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

     c.   other supporting legal documents, if required, in the case of estates,
          trusts,  guardianships,   custodianships,  corporations,  pension  and
          profit sharing plans and other organizations.

     REDEMPTION BY TELEPHONE. In order to request a telephone redemption, you must have returned your account application containing a telephone election. To add a telephone redemption option to an existing account, contact the Transfer Agent by calling (888) 261-4073 for a Telephone Authorization Form.

     Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling the Transfer Agent at (888) 261-4073 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the telephone redemption option or the telephone exchange option (as described below) is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and shareholders, not the Company or the Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or the Transfer Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

     TRANSACTION FEE ON CERTAIN REDEMPTIONS OF THE BOSTON PARTNERS SMALL CAP VALUE FUND II, BOSTON PARTNERS LONG/SHORT EQUITY FUND AND BOSTON PARTNERS FUND


     The Boston Partners Small Cap Value Fund II and Boston Partners Fund require the payment of a transaction fee on redemptions of Shares held for less than one year equal to 1.00% of the net asset value of such Shares redeemed at the time of redemption. The Boston Partners Long/Short Equity Fund requires the payment of a transaction fee or redemption of shares held for less than one year equal to 2.00% of the net asset value of such shares redeemed at the time of redemption. However, shares of the Boston Partners Long/Short Equity Fund purchased prior to May 21, 2001 and held for less than one year are subject to a transaction fee upon redemption of 1.00% of the net asset value of all such shares redeemed. This additional transaction fee is paid to each Fund, NOT to the adviser, distributor or transfer agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. These costs include: (1) brokerage costs; (2) market impact costs -- i.e., the decrease in market prices which may result when a Fund sells certain securities in order to raise cash to meet the redemption request; (3) the realization of capital gains by the other shareholders in each Fund; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The transaction fee represents each Fund's estimate of the brokerage and other transaction costs which may be incurred by each Fund in disposing of stocks in which each Fund may invest. Without the additional transaction fee, each Fund would generally be selling its shares at a price less than the cost to each Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Funds. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions of the Boston Partners Small Cap Value Fund II, Boston Partners Long/Short Equity Fund and Boston Partners Fund.


     INVOLUNTARY REDEMPTION. The Company reserves the right to redeem a shareholder's account in any Fund at any time the net asset value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. The transaction fee applicable to the Boston Partners Small Cap Value Fund II, Boston Partners Long/Short Equity Fund and Boston Partners Fund will not be charged when shares are involuntarily redeemed.

     OTHER REDEMPTION INFORMATION. Redemption proceeds for Shares of the Funds recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

     Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.


     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The Funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

EXCHANGE PRIVILEGE

     The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Institutional Shares of any Boston Partners Fund for Institutional Shares of another Boston Partners Fund, up to six (6) times per year. Such exchange will be effected at the net asset value of the exchanged Institutional Shares and the net asset value of the Institutional Shares to be acquired next determined after PFPC's receipt of a request for an exchange. An exchange of Boston Partners Small Cap Value Fund II, Boston Partners Long/Short Equity Fund or Boston Partners Fund Shares held for less than 1 year (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to a transaction fee of 1.00% with respect to the Boston Partners Small Cap Value Fund II and Boston Partners Fund and 2.00% with respect to the Boston Partners Long/Short Equity Fund. An exchange of Shares will be treated as a sale for federal income tax purposes. A shareholder may make an exchange by sending a written request to the Transfer Agent or, if authorized, by telephone (see "Redemption by Telephone" above).


     If the exchanging shareholder does not currently own Institutional Shares of the Fund whose Shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See "Redemption By Mail" for information on signature guarantees. The exchange privilege may be modified or terminated at any time, or from time to time, by the Company, upon 60 days' written notice to shareholders.

     If an exchange is to a new account in a Fund advised by the Adviser, the dollar value of the Shares acquired must equal or exceed the Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed the Fund's minimum for additional investments. If an amount remains in the Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.

     The Funds' exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity. Shareholders are entitled to six (6) exchange redemptions (at least 30 days apart) from each Fund during any twelve-month period. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other Boston Partners Funds) that is deemed to be disruptive to efficient portfolio management.

DIVIDENDS AND DISTRIBUTIONS

     Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

     Each Fund will declare and pay dividends from net investment income annually, except the Boston Partners Bond Fund, which will declare and pay dividends from net investment income monthly. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Funds at least annually.

TAXES

     Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your Shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional Shares. You will be notified annually of the tax status of distributions to you.

     You should note that if you purchase Shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of a portion of your purchase price. This is known as "buying into a dividend."


     You will recognize taxable gain or loss on a sale, exchange or redemption of your Shares, including an exchange for Shares of another Fund, based on the difference between your tax basis in the Shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held Shares.) Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

     Any loss realized on Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the Shares.

     The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareowners should consult their tax advisers regarding the tax status of distributions in their state and locality.

     The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

MULTI-CLASS STRUCTURE

     Each Fund also offers Investor Shares, which are offered directly to individual investors in a separate prospectus. Shares of each class of the Funds represent equal pro rata interests and accrue dividends and calculate net asset value and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Institutional Shares of a Fund can be expected to differ from the total return on Investor Shares of the same Fund. Information concerning Investor class shares of the Funds can be requested by calling the Fund at (888) 261-4073.




NO  PERSON  HAS  BEEN   AUTHORIZED   TO  GIVE  ANY   INFORMATION   OR  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

                         BOSTON PARTNERS FAMILY OF FUNDS
                                       OF
                               THE RBB FUND, INC.
                                 (888) 261-4073
                       http://www.bostonpartnersfunds.com


FOR MORE INFORMATION:
This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the BOSTON PARTNERS FAMILY OF FUNDS is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT
These reports contain additional information about each of the Fund's investments, describe each Fund's performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies that significantly affected the Funds' performance during their last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)
A Statement of Additional Information, dated December 18, 2001 (SAI), has been filed with the Securities and Exchange Commission. The SAI, which includes additional information about the BOSTON PARTNERS FAMILY OF FUNDS, may be obtained free of charge, along with the annual and semi-annual reports, by calling (888) 261-4073. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.


SHAREHOLDER INQUIRIES
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday-Friday. Call: (888) 261-4073 or visit the website of Boston Partners Asset Management, L.P. at http://www.bostonpartnersfunds.com.

PURCHASES AND REDEMPTIONS
Call (888) 261-4073.

WRITTEN CORRESPONDENCE
Post Office Address:
   BOSTON PARTNERS FAMILY OF FUNDS, c/o PFPC Inc., PO Box 8852, Wilmington,
      DE 19899-8852
Street Address:
   BOSTON PARTNERS FAMILY OF FUNDS, c/o PFPC Inc., 400 Bellevue Parkway,
      Wilmington, DE 19809


SECURITIES AND EXCHANGE COMMISSION (SEC)
You may also view and copy information about The RBB Fund, Inc. and the funds, including the SAI, by visiting the SEC's Public Reference Room in Washington, DC or the EDGAR Database on the SEC's Internet site at www.sec.gov. You may also obtain copies of fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: PUBLICINFO@SEC.GOV, or by sending your written request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. You may obtain information on the operation of the public reference room by calling the SEC at 1-202-942-8090.


                    INVESTMENT COMPANY ACT FILE NO. 811-05518

                                [GRAPHIC OMITTED]

                         BOSTON PARTNERS FAMILY OF FUNDS
                                       OF
                               THE RBB FUND, INC.

                                 INVESTOR CLASS


                         BOSTON PARTNERS FAMILY OF FUNDS


                         LARGE CAP VALUE FUND

                         MID CAP VALUE FUND

                         SMALL CAP VALUE FUND II

                         BOND FUND

                         LONG/SHORT EQUITY FUND

                         BOSTON PARTNERS FUND



The securities described in this prospectus have been registered with the Securities and Exchange Commission (the "SEC"). The SEC, however, has not judged these securities for their investment merit and has not determined the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a criminal offense.




                          PROSPECTUS
                          December 18, 2001
(LOGO)
bp
BOSTON PARTNERS ASSET MANAGEMENT, L.P.
[GRAPHIC OMITTED]
--------------------------------------------------------------------------------
ONE PHILOSOPHY  O  ONE CULTURE  O  ONE FOCUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------




INTRODUCTION .........................................................3



DESCRIPTIONS OF THE BOSTON PARTNERS FUNDS
A LOOK AT THE GOALS, STRATEGIES, RISKS, EXPENSES AND FINANCIAL HISTORY OF EACH OF THE BOSTON PARTNERS FUNDS.

     Boston Partners Large Cap Value Fund ............................4

     Boston Partners Mid Cap Value Fund ..............................9

     Boston Partners Small Cap Value Fund II ........................13

     Boston Partners Bond Fund ......................................18

     Boston Partners Long/Short Equity Fund .........................22

     Boston Partners Fund ...........................................28



MANAGEMENT
DETAILS ABOUT THE SERVICE
PROVIDERS.

     Investment Adviser .............................................32

     Service Provider Chart .........................................34



SHAREHOLDER INFORMATION
POLICIES AND INSTRUCTIONS FOR OPENING, MAINTAINING AND
CLOSING AN ACCOUNT IN ANY OF
THE BOSTON PARTNERS FUNDS.

     Pricing of Fund Shares .........................................35

     Purchase of Fund Shares ........................................35

     Redemption of Fund Shares ......................................37

     Exchange Privilege .............................................39

     Dividends and Distributions ....................................40

     Taxes ..........................................................40

     Multi-Class Structure ..........................................41




FOR MORE INFORMATION ........................................Back Cover

INTRODUCTION
--------------------------------------------------------------------------------

     This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Investor Class of the Boston Partners Family of Funds of The RBB Fund, Inc. (the "Company").


     The six mutual funds of the Company offered by this Prospectus represent interests in the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund, Boston Partners Small Cap Value Fund II, Boston Partners Bond Fund, Boston Partners Long/Short Equity Fund and Boston Partners Fund (each a "Fund" and collectively, the "Funds"). This Prospectus and the Statement of Additional Information incorporated herein relate solely to the Funds.


     This Prospectus has been organized so that each Fund has its own short section with important facts about that particular Fund. Once you read the short sections about the Funds that interest you, read the "Purchase of Fund Shares" and "Redemption of Fund Shares" sections. These two sections apply to all the Funds offered by this Prospectus.

BOSTON PARTNERS LARGE CAP VALUE FUND
--------------------------------------------------------------------------------



================================================================================
                              IMPORTANT DEFINITIONS

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

MARKET CAPITALIZATION: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

VALUE CHARACTERISTICS: Stocks are generally divided into the categories of "growth" or "value." Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

EARNINGS GROWTH: The increased rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.
================================================================================


INVESTMENT GOALS


     The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.


PRIMARY INVESTMENT STRATEGIES


     The Fund pursues its goals by investing, under normal circumstances, at least 80% of net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers with a market capitalization of $1 billion or greater and identified by Boston Partners Asset Management L.P. (the "Adviser") as having value characteristics. The Fund will notify shareholders 60 days in advance of any change to this policy.

     The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

     The Fund may also invest up to 20% of its total assets in non-U.S. dollar denominated securities.

     In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.



KEY RISKS

     o At least 80% of the Fund's total assets will be invested in a diversified portfolio of equity securities, and the net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.


     o    Investors may lose money.

     o Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

     o The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     o International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     o The Fund may experience relatively large purchases or redemptions due to asset allocation decisions made by the Adviser for clients receiving asset allocation account management services involving investments in the Fund. These transactions may have a material effect on the Fund, since redemptions caused by reallocations may result in the Fund selling portfolio securities it might not otherwise sell, resulting in a higher portfolio turnover rate, and purchases caused by reallocations may result in the Fund receiving additional cash that will remain uninvested until additional securities can be purchased. The Adviser will attempt to minimize the effects of these transactions at all times.

     o If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 125%, however, it may be higher if the Adviser believes it will improve the Fund's performance.

PRIOR PERFORMANCE

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31


     The bar chart below shows the variability of the annual total returns for the Investor Class of the Fund for the last four calendar years. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Class from year to year. Past performance is not necessarily an indicator of how the Fund will perform in the future.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


              28.34%           (0.77)%           3.86%           19.04%
               1997             1998             1999             2000



     For the periods reflected in the bar chart, the highest calendar quarter total return for the Investor Class of the Fund was 15.30% (quarter ended June 30, 1998) and the lowest calendar quarter total return was (16.07)% (quarter ended September 30, 1998). The total return was (6.22)% for the calendar nine months ended September 30, 2001.

     AVERAGE ANNUAL TOTAL RETURNS -- COMPARISON


     The table below shows how the Fund's average annual total returns for the past one calendar year and since inception, with respect to the Investor Class, compare with the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") and the Russell 1000 Value Index for the same periods. The S&P 500 Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative values to the stocks included in the index, weighted accordingly to each stock's total market value relative to the total market value of the other stocks included in the index. The Russell 1000 Index is an unmanaged index composed of the 1,000 largest securities in the Russell 3000 Index as ranked by total market capitalization. This index is segmented into growth and value categories. The Russell 1000 Value Index contains stocks from the Russell 1000 with less than average growth orientation. Companies in this Index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. The Russell 1000 Value Index is a registered trademark of the Frank Russell Corporation. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future.

                                AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000
                                ----------------------------------------------------
                                        1 YEAR       SINCE INCEPTION
                                        ------       ---------------
     Investor Class                      19.04%           12.14%*
     S&P 500 Index                       (9.09)%          15.99%
     Russell 1000 Value Index             7.02%           14.89%

     *Commenced operations on January 16, 1997.


EXPENSES AND FEES


     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Fund. The table is based on expenses for the Investor Class of the Fund for the most recent fiscal year ended August 31, 2001.
                                                                INVESTOR CLASS
                                                                --------------
     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management fees ................................................   0.75%
     Distribution (12b-1) fees ......................................   0.25%
     Other Expenses(1) ..............................................   0.53%
     Total Annual Fund operating expenses ...........................   1.53%
     Fee waivers(2) .................................................  (0.31)%
                                                                       -----
     Net expenses ...................................................   1.22%
                                                                       =====


     (1)  "Other  expenses"  include  audit,  administration,   custody,  legal,
          registration, transfer agency and miscellaneous other charges for the Investor Class.


     (2) The Adviser has agreed that until December 31, 2001, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.22%. From January 1, 2002 until further notice, but in no event terminating before December 31, 2011, the Adviser has agreed it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.25%.

EXAMPLE


     The example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Investor Class of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR        3 YEARS        5 YEARS       10 YEARS
                 ------        -------        -------       --------
                  $124          $387           $670          $1,477

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).


                                                                            LARGE CAP VALUE FUND
                                                     -------------------------------------------------------------------------
                                                       FOR THE       FOR THE      FOR THE       FOR THE       FOR THE PERIOD
                                                     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   JANUARY 16, 1997*
                                                     AUGUST 31,    AUGUST 31,     AUGUST 31,    AUGUST 31,  THROUGH AUGUST 31,
                                                        2001          2000          1999          1998             1997
                                                     ----------    ----------    -----------   -----------  ------------------
                                                        INVESTOR    INVESTOR      INVESTOR       INVESTOR        INVESTOR
                                                          CLASS       CLASS         CLASS          CLASS           CLASS
                                                        --------    --------       --------       --------        --------
Per Share Operating Performance
Net asset value, beginning of period .............      $ 13.02      $ 12.36       $ 10.70         $ 12.45        $ 10.20
                                                        -------      -------       -------         -------        -------
Net investment income/(loss) (1)** ...............         0.09         0.10          0.15            0.06           0.02
Net realized and unrealized gain/(loss)
   on investments (2)** ..........................         1.13         1.27          1.65           (1.27)          2.23
                                                        -------      -------       -------         -------        -------
Net increase/(decrease) in net assets resulting
   from operations ...............................         1.22         1.37          1.80           (1.21)          2.25
                                                        -------      -------       -------         -------        -------
Dividends to shareholders from:
Net investment income ............................        (0.12)       (0.01)        (0.03)          (0.06)            --
Net realized capital gains .......................        (0.39)       (0.70)        (0.11)          (0.48)            --
                                                        -------      -------       -------         -------        -------
Total dividends and distributions to shareholders         (0.51)       (0.71)        (0.14)          (0.54)            --
                                                        -------      -------       -------         -------        -------
Net asset value, end of period ...................      $ 13.73      $ 13.02       $ 12.36         $ 10.70        $ 12.45
                                                        =======      =======       =======         =======        =======
Total investment return (3) ......................         9.45%       11.67%        16.86%         (10.28%)        22.06%
                                                        =======      =======       =======         =======        =======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) .....      $ 3,746      $ 1,414       $ 1,637         $ 6,150        $   683
   Ratio of expenses to average net assets (1) ...         1.22%        1.22%         1.25%           1.19%          1.11%(4)
   Ratio of expenses to average net assets without
     waivers and expense reimbursements ..........         1.53%        1.53%         1.55%           1.74%          3.05%(4)
   Ratio of net investment income to average
     net assets (1) ..............................         0.67%        0.70%         0.36%           0.68%          0.91%(4)
   Portfolio turnover rate .......................       105.71%      120.99%       156.16%         111.68%         67.16%

--------------------
*    Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1)  Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any. Total return is not annualized.
(4)  Annualized.

BOSTON PARTNERS MID CAP VALUE FUND
--------------------------------------------------------------------------------



================================================================================
                              IMPORTANT DEFINITIONS

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

MARKET CAPITALIZATION: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

VALUE CHARACTERISTICS: Stocks are generally divided into the categories of "growth" or "value." Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

EARNINGS GROWTH: The increased rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.
================================================================================


INVESTMENT GOALS


     The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.


PRIMARY INVESTMENT STRATEGIES


     The Fund pursues its goal by investing, under normal circumstances, at least 80% of net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers with a market capitalization of between $200 million and $6 billion and identified by Boston Partners Asset Management L.P. (the "Adviser") as having value characteristics. The Fund will notify shareholders 60 days in advance of any change to this policy.


     The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.


     The Fund may also invest up to 20% of its total assets in non-U.S. dollar-denominated securities.


     In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

KEY RISKS


     o At least 80% of the Fund's total assets will be invested under normal market conditions in a diversified portfolio of equity securities, and the net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.


     o    Investors may lose money.

     o The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     o Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

     o International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     o If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 225%, however, it may be higher if the Adviser believes it will improve the Fund's performance.

PRIOR PERFORMANCE

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31


     The bar chart below shows the variability of the annual total returns for the Investor Class of the Fund for the last three calendar years. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Class from year to year. Past performance is not necessarily an indicator of how the Fund will perform in the future.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


              (2.20)%          (4.54%)          14.51%
               1998             1999             2000

     For the periods reflected in the bar chart, the highest calendar quarter total return for the Investor Class of the Fund was 13.64% (quarter ended March 31, 1998) and the lowest calendar quarter total return was (20.89)% (quarter ended September 30, 1998). The total return was (8.04)% for the calendar nine months ended September 30, 2001.


     AVERAGE ANNUAL TOTAL RETURNS -- COMPARISON


     The table below shows how the Fund's average annual total returns for the past calendar year and since inception, with respect to the Investor Class, compare with the Russell 2500 Index and Russell 2500 Value Index for the same periods. The Russell 2500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends and is a registered trademark of the Frank Russell Corporation. The Russell 2500 Value Index contains stocks from the Russell 2500 Index with less than average growth orientation. Companies in this Index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. The Russell 2500 Value Index is a registered trademark of the Frank Russell Corporation. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future.


                                          AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000
                                          ----------------------------------------------------
                                                   1 YEAR             SINCE INCEPTION
                                                   ------             ---------------
     Investor Class                                14.51%                   6.14%*
     Russell 2500 Index                             4.26%                  12.22%
     Russell 2500 Value Index                      20.79%                  11.04%

     *Commenced operations on June 2, 1997.

EXPENSES AND FEES
     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Fund. The table is based on expenses for the Investor Class of the Fund for the most recent fiscal year ended August 31, 2001.


                                                                INVESTOR CLASS
                                                                --------------
     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


     Management fees ............................................    0.80%
     Distribution (12b-1) fees ..................................    0.25%
     Other expenses(1) ..........................................    0.35%
                                                                    -----
         Total annual Fund operating expenses ...................    1.40%
     Fee waivers(2) .............................................   (0.18)%
                                                                    -----
     Net expenses ...............................................    1.22%
                                                                    =====


     (1)  "Other  expenses"  include  audit,  administration,   custody,  legal,
          registration, transfer agency and miscellaneous other charges for the Investor Class.


     (2) The Adviser has agreed that until December 31, 2001, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.22%. From January 1, 2002 until further notice, but in no event terminating before December 31, 2011, the Adviser has agreed it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.25%.


EXAMPLE


     The example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Investor Class of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                  1 YEAR        3 YEARS        5 YEARS       10 YEARS
                  ------        -------        -------       --------
                   $124          $387           $670          $1,477

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).

                                                                                 MID CAP VALUE FUND
                                                     -------------------------------------------------------------------------------
                                                       FOR THE        FOR THE         FOR THE       FOR THE       FOR THE PERIOD
                                                     YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED       JUNE 2, 1997*
                                                     AUGUST 31,      AUGUST 31,      AUGUST 31,    AUGUST 31,     THROUGH AUGUST 31,
                                                        2001            2000            1999          1998               1997
                                                     ----------      ----------     -----------   -----------     ------------------
                                                      INVESTOR        INVESTOR        INVESTOR       INVESTOR         INVESTOR
                                                        CLASS           CLASS           CLASS          CLASS           CLASS
                                                     ----------      ----------     -----------   -----------     ------------------
Per Share Operating Performance
Net asset value, beginning of period .............      $ 11.55        $ 11.38         $  9.42        $ 11.01          $ 10.00
                                                        -------        -------         -------        -------          -------
Net investment income/(loss) (1)** ...............         0.01           0.03           (0.01)          0.01             0.01
Net realized and unrealized gain/(loss)
   on investments (2)** ..........................         0.91           0.28            1.97          (1.38)            1.00
                                                        -------        -------         -------        -------          -------
Net increase/(decrease) in net assets resulting
   from operations ...............................         0.92           0.31            1.96          (1.37)            1.01
                                                        -------        -------         -------        -------          -------
Dividends to shareholders from:
Net investment income ............................        (0.04)            --              --          (0.01)              --
Net realized capital gains .......................           --          (0.14)             --          (0.21)              --
                                                        -------        -------         -------        -------          -------
Total dividends and distributions to shareholders         (0.04)         (0.14)             --          (0.22)              --
                                                        -------        -------         -------        -------          -------
Net asset value, end of period ...................      $ 12.43        $ 11.55         $ 11.38        $  9.42          $ 11.01
                                                        =======        =======         =======        =======          =======
Total investment return (3) ......................         7.96%          2.90%          20.81%        (12.77%)          10.10%
                                                        =======        =======         =======        =======          =======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) .....      $ 1,787        $ 1,929         $ 2,762        $ 1,828          $   598
   Ratio of expenses to average net assets (1) ...         1.22%          1.22%           1.25%          1.15%            1.10%(4)
   Ratio of expenses to average net assets without
     waivers and expense reimbursements ..........         1.40%          1.34%           1.50%          1.82%           12.62%(4)
   Ratio of net investment income to average
     net assets (1) ..............................         0.07%          0.31%           0.01%         (0.02%)           0.61%(4)
   Portfolio turnover rate .......................       234.52%        206.65%         200.09%        167.86%           21.80%

-----------------
*    Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1)  Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return is not annualized.
(4)  Annualized.

BOSTON PARTNERS SMALL CAP VALUE FUND II
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

MARKET CAPITALIZATION: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

VALUE CHARACTERISTICS: Stocks are generally divided into the categories of "growth" or "value." Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

EARNINGS GROWTH: The increased rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.

ADRs AND EDRs: Receipts typically issued by a United States bank or trust company evidencing ownership of underlying foreign securities.
================================================================================

INVESTMENT GOALS


     The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.


PRIMARY INVESTMENT STRATEGIES


     The Fund pursues its goal by investing, under normal circumstances, at least 80% of net assets (including borrowing for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers with market capitalizations that do not exceed $1.5 billion when purchased by the Fund and identified by Boston Partners Asset Management L.P. (the "Adviser") as having value characteristics. The Fund will notify shareholders 60 days in advance of any change to this policy.

     The Fund generally invests in the equity securities of small companies. The Adviser will seek to invest in companies it considers to be well managed and to have attractive fundamental financial characteristics. The Adviser believes greater potential for price appreciation exists among small companies since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market. The Fund may invest from time to time a portion of its assets, not to exceed 20% (under normal conditions) at the time of purchase, in companies with considerably larger market capitalizations.

     The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

     The Fund may also invest up to 25% of its total assets in non-U.S. dollar-denominated securities.

     The Fund may participate as a purchaser in initial public offerings of securities ("IPOs"). An IPO is a company's first offering of stock to the public.


     In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.


     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

KEY RISKS


     o At least 80% of the Fund's total assets will be invested in a diversified portfolio of equity securities, and the net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.


     o    Investors may lose money.

     o Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

     o The Fund will invest in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than $1 billion. Small market capitalization issuers are not as diversified in their business activities as issuers with market values greater than $1 billion and are more susceptible to changes in the business cycle.

     o The equity securities in which the Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These equity securities may also be subject to wide fluctuations in market value. The trading market for any given equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such equity securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell these securities at a discount from market prices or during periods when, in the Adviser's judgement, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

     o International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     o The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     o If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 175%, however, it may be higher if the Adviser believes it will improve the Fund's performance.


     o IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect on the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

PRIOR PERFORMANCE

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31


     The bar chart below shows the variability of the annual total returns for the Investor Class of the Fund for the last two calendar years. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Class from year to year. Past performance is not necessarily an indicator of how the Fund will perform in the future.




                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                             6.25%           44.41%
                             1999             2000


     For the periods reflected in the bar chart, the highest calendar quarter total return for the Investor Class of the Fund was 18.11% (quarter ended June 30, 1999) and the lowest calendar quarter total return was (7.97)% (quarter ended March 31, 1999). The total return was 19.57% for the calendar nine months ended September 30, 2001.


     AVERAGE ANNUAL TOTAL RETURNS -- COMPARISON


     The table below shows how the Fund's average annual total returns for the past calendar year and since inception, with respect to the Investor Class, compare with the Russell 2000 Value Index for the same periods. The Russell 2000 Value Index is an unmanaged index that contains stocks from the Russell 2000 Index with less than average growth orientation. Companies in this Index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. The Russell 2000 Value Index is a registered trademark of the Frank Russell Corporation. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future.

                                  AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000
                                  ----------------------------------------------------
                                           1 YEAR                SINCE INCEPTION
                                           -------               ---------------
     Investor Class                         44.41%                   9.38%*
     Russell 2000 Value Index               22.78%                   3.25%

     *Commenced operations on July 1, 1998.

EXPENSES AND FEES


     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Fund. The table is based upon expenses for the Investor Class of the Fund for the most recent fiscal year ended August 31, 2001.


                                                                 INVESTOR CLASS*
                                                                 ---------------
     SHAREHOLDER FEES (fees paid directly from your investment)

     Maximum sales charge imposed on purchases ...................    None
     Maximum deferred sales charge ...............................    None
     Maximum sales charge imposed on reinvested dividends ........    None
     Redemption Fee(1) ...........................................    1.00%
     Exchange Fee ................................................    None

     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management fees .............................................    1.25%
     Distribution (12b-1) fees ...................................    0.25%
     Other expenses(2) ...........................................    0.63%
                                                                     -----
         Total annual Fund operating expenses ....................    2.13%
     Fee waivers and expense reimbursements(3) ...................   (0.36)%
                                                                     -----
     Net expenses ................................................    1.77%
                                                                     =====

     *    The Fund was renamed the Small Cap Value Fund II on February 18, 2000.
     (1) To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.
     (2) "Other expenses" include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Investor Class.

     (3) The Adviser has agreed that until December 31, 2001, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.77%. From January 1, 2002 until further notice, but in no event terminating before December 31, 2011, the Adviser has agreed it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.80%.


EXAMPLE


     The example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Investor Class of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR        3 YEARS        5 YEARS       10 YEARS
               ------        -------        -------       --------
                $180          $557           $959          $2,084

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).

                                                                         SMALL CAP VALUE FUND II
                                                     -----------------------------------------------------------------
                                                        FOR THE           FOR THE        FOR THE      FOR THE PERIOD
                                                      YEAR ENDED         YEAR ENDED     YEAR ENDED      JULY 1, 1998*
                                                      AUGUST 31,          AUGUST 31,     AUGUST 31,  THROUGH AUGUST 31,
                                                         2001                2000          1999            1998
                                                     --------------    --------------  --------------  --------------
                                                     INVESTOR CLASS    INVESTOR CLASS  INVESTOR CLASS  INVESTOR CLASS
                                                     --------------    --------------  --------------  --------------
Per Share Operating Performance
Net asset value, beginning of period .............      $  11.36           $  8.65        $  7.63        $ 10.00
                                                        --------           -------        -------        -------
Net investment income/(loss) (1)** ...............         (0.09)            (0.03)         (0.02)         (0.01)
Net realized and unrealized gain/(loss) on
   investments (2)** .............................          6.04              2.74           1.04          (2.36)
                                                        --------           -------        -------        -------
Net increase/(decrease) in net assets resulting
   from operations ...............................          5.95              2.71           1.02          (2.37)
                                                        --------           -------        -------        -------
Dividends to shareholders from:
Net investment income ............................            --                --             --             --
Net realized capital gains .......................         (0.29)               --             --             --
                                                        --------           -------        -------        -------
Total dividends and distributions to shareholders          (0.29)               --             --             --
                                                        --------           -------        -------        -------
Redemption fees ..................................          0.07                --             --             --
                                                        --------           -------        -------        -------
Net asset value, end of period ...................      $  17.09           $ 11.36        $  8.65        $  7.63
                                                        ========           =======        =======        =======
   Total investment return (3) (5) ...............         54.27%            31.33%         13.37%        (23.70%)
                                                        ========           =======        =======        =======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) .....      $230,507           $   382        $   293        $   129
   Ratio of expenses to average net assets (1) ...          1.77%             1.77%          1.80%          1.80%(4)
   Ratio of expenses to average net assets without
     waivers and expense reimbursements ..........          2.13%            14.33%         18.09%         18.61%(4)
   Ratio of net investment income to average
     net assets (1) ..............................         (0.54)%           (0.40%)        (0.42%)        (0.66%)(4)
   Portfolio turnover rate (6) ...................         35.50%           161.75%         87.48%         11.97%

----------------------
*    Commencement of operations.

** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1)  Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return is not annualized.
(4)  Annualized.
(5)  Redemption fee of 1.00% is not reflected in total return calculations.
(6) Over time, the Adviser anticipates the portfolio turnover rate to be between 100% and 125%.

BOSTON PARTNERS BOND FUND
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

TOTAL RETURN: A way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

FIXED-INCOME SECURITIES: Fixed-income securities are generally bonds, which are a type of security that functions like a loan. Bonds are "IOUs" issued by private companies, municipalities or government agencies. By comparison, when you buy a stock, you are buying ownership in a company. With a bond, your "loan" is for a specific period, usually 5 to 30 years. You receive regular interest payments at a fixed rate. Hence the term "fixed-income" security.

INVESTMENT-GRADE FIXED-INCOME SECURITIES: Securities which are rated at the time of purchase "AAA," "AA," "A," or "BBB" by S&P, "Aaa," "Aa," "A" or "Baa" by Moody's or which are similarly rated by another Rating Organization or are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated. Debt securities rated "BBB" by S&P, "Baa" by Moody's or the equivalent rating of another Rating Organization, while still deemed investment-grade, are considered to have speculative characteristics and are more sensitive to economic change than higher rated bonds.

CORPORATE DEBT OBLIGATIONS: A long-term bond issued by a corporation, including railroads and public utilities.

MORTGAGE-BACKED SECURITIES: Pools of mortgage loans assembled for sale to investors by various governmental agencies as well as by private issuers.

ASSET-BACKED SECURITIES: Pools of assets, usually loans such as installment sale contracts or credit card receivables, assembled for sale by private issuers.

MATURITY: The date on which an investor in a fixed income security will be paid in full by the issuer.
================================================================================

INVESTMENT GOALS

     The Fund seeks to maximize total return by investing principally in investment grade fixed-income securities. Current income is a secondary goal.


PRIMARY INVESTMENT STRATEGIES

     The Fund invests (under normal circumstances) at least 80% of net assets (including borrowings for investment purposes) in bonds, including corporate debt obligations and mortgage-backed and asset-backed securities (collectively, "Debt Securities") rated investment-grade or better at the time of purchase by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") or which are similarly rated by another nationally recognized statistical rating organization ("Rating Organization"). The Fund will notify shareholders 60 days in advance of any change to this policy.

     The Fund may also purchase Debt Securities which are unrated but deemed by Boston Partners Asset Management L.P. (the "Adviser") to be comparable in quality to investment-grade instruments. The Fund may invest up to 25% of its total assets at the time of purchase in Debt Securities rated "Ba" and "B" by Moody's or "BB" and "B" by S&P or which are similarly rated by another Rating Organization (i.e., high yield, high risk securities) or are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated. The Fund may invest up to 50% of its total assets at the time of purchase in U.S. government obligations exclusive of Fannie Maes, Ginnie Maes or Freddie Macs and 15% of its total assets at the time of purchase in convertible securities.


     In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

KEY RISKS

     o The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     o    Investors may lose money.

     o The Fund is subject to interest rate risk. Rising interest rates cause the prices of fixed-income securities to decrease and falling interest rates cause the prices of fixed-income securities to increase. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

     o High yield, high risk fixed-income securities have a greater risk of default in the payment of interest and principal than higher rated securities and are subject to significant changes in price. Investment by the Fund in such securities involves a high degree of credit risk and such securities are regarded as speculative by the major rating agencies.

     o The value of debt securities depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations, the value of its debt securities will fall. Securities issued or guaranteed by the U.S. Government and its agencies have historically involved little risk of loss of principal if held to maturity. Certain U.S. Government securities, such as Ginnie Maes, are supported by the full faith and credit of the U.S. Treasury. Others, such as Freddie Macs, are supported by the right of the issuer to borrow from the U.S. Treasury. Other securities, such as Fannie Maes, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the issuer, and still others are supported by the issuer's own credit.

     o Mortgage-backed and asset-backed securities held by the Fund are subject to prepayment risk. Prepayment risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund earlier than expected. This may happen when there is a decline in interest rates. These events may make the Fund unable to recoup its initial investment and may result in reduced yields.

     o Convertible securities have characteristics of both fixed income and equity securities. The value of a convertible security tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuer and any call provisions.

     o If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 100%, however, it may be higher if the Adviser believes it will improve the Fund's performance.

     o The Fund may experience relatively large purchases or redemptions due to asset allocation decisions made by the Adviser for clients receiving asset allocation account management services involving investments in the Fund. These transactions may have a material effect on the Fund, since redemptions caused by reallocations may result in the Fund selling portfolio securities it might not otherwise sell, resulting in a higher portfolio turnover rate, and purchases caused by reallocations may result in the Fund receiving additional cash that will remain uninvested until additional securities can be purchased. The Adviser will attempt to minimize the effects of these transactions at all times.

PRIOR PERFORMANCE

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31


     The bar chart below shows the variability of the annual total returns for the Investor Class of the Fund for the last three calendar years. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Class from year to year. Past performance is not necessarily an indicator of how the Fund will perform in the future.


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


               7.09%           (1.37)%          11.57%
               1998             1999             2000

     Since inception (December 30, 1997), the highest calendar quarter total return for the Investor Class of the Fund was 3.95% (quarter ended December 31, 2000) and the lowest calendar quarter total return was (.58)% (quarter ended March 31, 1999). The total return was 6.93% for the nine months ended September 30, 2001.

     AVERAGE ANNUAL TOTAL RETURNS -- COMPARISON

     The table below shows how the Fund's average annual total returns for the past one calendar year and since inception, with respect to the Investor Class, compare with the Lehman Brothers Aggregate Index for the same periods. The Lehman Brothers Aggregate Index is an unmanaged index containing fixed-income securities rated investment grade or higher by Moody's, S&P or Fitch Investors Service. All issues have at least one year to maturity and an outstanding par value of at least $100 million. The Lehman Brothers Aggregate Index is a registered trademark of Lehman Brothers, Inc. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future.


                                    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000
                                    ----------------------------------------------------
                                            1 YEAR                 SINCE INCEPTION
                                            ------                 ---------------
     Investor Class                         11.57%                      5.65%*
     Lehman Aggregate Index                 11.63%                      6.34%

     *Commenced operations on December 30, 1997.


EXPENSES AND FEES


     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Fund. The table is based upon expenses for the Investor Class of the Fund for the most recent fiscal year ended August 31, 2001.


                                                                  INVESTOR CLASS
                                                                  --------------
     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


     Management fees .............................................     0.40%
     Distribution (12b-1) fees ...................................     0.25%
     Other expenses(1) ...........................................     2.22%
                                                                      -----
         Total annual Fund operating expenses ....................     2.87%
     Fee waivers and expense reimbursements(2) ...................    (2.05)%
                                                                      -----
     Net expenses ................................................     0.82%
                                                                      =====

     (1) "Other expenses" include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Investor Class.
     (2) The Adviser has agreed that until December 31, 2001, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed .82%. From January 1, 2002 until further notice, the Adviser has agreed it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed .85%.


EXAMPLE


     The example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Investor Class of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                1 YEAR        3 YEARS        5 YEARS       10 YEARS
                ------        -------        -------       --------
                  $84          $262           $455          $1,014

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

                                        [GRAPHIC OMITTED]
                                        (LOGO)
BOSTON PARTNERS FAMILY OF FUNDS         BP
       (INVESTOR CLASS)                 BOSTON PARTNERS ASSET MANAGEMENT, L.P.

ACCOUNT APPLICATION
PLEASE NOTE: Do not use this form to open a retirement plan account. For an IRA application or help with this Application, please call 1-888-261-4073.

------------          (Please check the appropriate box(es) below.)
1                     [ ]  Individual        [ ]  Joint Tenant       [ ]  Other
Account
Registration          ------------------------------------------------------------------------------------------------------
------------          NAME                                               SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER

                      ------------------------------------------------------------------------------------------------------
                      NAME OF JOINT OWNER                                JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #
                      For joint accounts,  the account registrants will be joint tenants with right of survivorship and not tenants in common  unless  tenants  in common or  community  property registrations are requested.

--------------        [ ] UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
GIFT TO MINOR:
--------------        ------------------------------------------------------------------------------------------------------
                      NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                      ------------------------------------------------------------------------------------------------------
                      NAME OF MINOR (ONLY ONE PERMITTED)

                      ------------------------------------------------------------------------------------------------------
                      MINOR'S SOCIAL SECURITY NUMBER                                MINOR'S DATE OF BIRTH

------------------    ------------------------------------------------------------------------------------------------------
CORPORATION,          NAME OF CORPORATION, PARTNERSHIP, OR OTHER                        NAME(S) OF TRUSTEE(S)
PARTNERSHIP, TRUST
OR OTHER ENTITY:      ------------------------------------------------------------------------------------------------------
------------------    TAXPAYER IDENTIFICATION NUMBER


--------              ------------------------------------------------------------------------------------------------------
2                     STREET OR P.O. BOX AND/OR APARTMENT NUMBER
Mailing
Address:              ------------------------------------------------------------------------------------------------------
--------              CITY                                     STATE                            ZIP CODE

                      ------------------------------------------------------------------------------------------------------
                      DAY PHONE NUMBER                                                    EVENING PHONE NUMBER


-----------           Minimum  initial  investment  of $2500.00 per fund. Total amount of investments $___________
3
Investment            Make check payable to Boston Partners Family of Funds.
Information
-----------           Shareholders may not purchase shares of any fund with a check issued by a third party and endorsed over to the fund.

                      Boston Partners Large Cap Value Fund (71) $__________     Boston Partners Mid Cap Value Fund (74) $___________


                      Boston Partners Bond Fund (76) $__________     Boston Partners Small Cap Value Fund II (78) $_________


                      Boston Partners Long/Short Equity Fund (80) $__________

------------          DIVIDENDS:   Pay by check [ ]    Reinvest [ ]        CAPITAL GAINS:  Pay by check [ ]   Reinvest [ ]
DISTRIBUTION
OPTIONS:
------------          NOTE:  Dividends and capital gains may be reinvested or paid by check. If no options are selected  below, both dividends and capital gains will be reinvested in additional Fund shares.

                          NOT A PART OF THE PROSPECTUS



                      To select this  portion  please  fill out the  information below:
----------
4                     Amount $_________________________________  Startup Month _________________________________
Systematic
Withdrawal            [ ] A minimum account value of $10,000 in a single account  Frequency:         [ ]  Annually
Plan:                     is required to establish a Systematic Withdrawal Plan.                     [ ]  Monthly
----------            [ ] Payments will be made on or near the 25th of the month.                    [ ]  Quarterly


                      Please check one of the following options:   ________ Please mail checks to Address of Record
                                                                              (Named in Section 2)
                                                                   ________ Please electronically credit my Bank of Record
                                                                              (Named in Section 6)


------------          To use this option,  you must initial the appropriate line below.
5
Telephone             I authorize the Transfer Agent to accept instructions from any persons to redeem or exchange shares in my
Exchange and          account(s) by telephone in accordance with the procedures and conditions set forth in the Fund's current
Redemption:           prospectus.
------------
                      ---------------------     ---------------------
                       Individual initial          joint initial          Redeem shares, and send the proceeds
                                                                          to the address of record.


                      ---------------------     ---------------------
                       Individual initial          joint initial          Exchange shares for shares of
                                                                          The Boston Partners Family of Funds.


----------            The  Automatic  Investment  Plan  which  is  available  to
6                     shareholders  of  the  Fund,   makes  possible   regularly
Automatic             scheduled  purchases  of Fund shares to allow  dollar-cost
Investment            averaging. The  Fund's  Transfer Agent can  arrange for an
Plan                  amount of money  selected by you to be deducted  from your
----------            checking account and used to purchase shares of the Fund.

                      Please debit $_________ (minimum $100) from my checking account (named below) on or about the 20th of the month.

                      PLEASE ATTACH AN UNSIGNED, VOIDED CHECK.

                      [ ]  Monthly          [ ]  Quarterly        [ ]  Annually
------------
BANK RECORD:
------------

                      --------------------------------------------------------------------------------------------------
                      BANK NAME                                                           STREET ADDRESS OR P.O. BOX

                      --------------------------------------------------------------------------------------------------
                      CITY                                  STATE                               ZIP CODE

                      --------------------------------------------------------------------------------------------------
                      BANK ABA NUMBER                                                        BANK ACCOUNT NUMBER

                      ----------------------------------------------------------
-----------           The  undersigned  warrants that I (we) have full authority
7                     and, if a natural person, I (we) am (are) of legal age to
Signatures:           purchase shares pursuant to this Account Application,  and
-----------           I (we) have received a current  prospectus for the Fund in which I (we) am (are) investing.

                      Under the Interest and Dividend Tax Compliance Act of
                      1983, the Fund is required to have the following certification:

                      Under penalties of perjury, I certify that:

                      (1) The number shown on this form is my correct
                          identification number (or I am waiting for a number to be issued to me), and

                      (2) I am not subject to backup  withholding  because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 31% backup withholding as a result of a failure to report all Interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

                      (3) I am a U.S. person (including a U.S. resident alien).

                      NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN
                      NOTIFIED  BY THE IRS THAT YOU ARE  CURRENTLY  SUBJECT TO
                      BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL
                      INTEREST AND DIVIDENDS ON YOUR TAX RETURN.  THE INTERNAL
                      REVENUE  SERVICE  DOES NOT REQUIRE  YOUR  CONSENT TO ANY
                      PROVISION OF THIS DOCUMENT OTHER THAN THE  CERTIFICATION
                      REQUIRED TO AUDIT BACKUP WITHHOLDING.
                      ----------------------------------------------------------

                      --------------------------------------------------------------------------------------------------
                      SIGNATURE OF APPLICANT                                                     DATE

                      --------------------------------------------------------------------------------------------------
                      PRINT NAME                                                            TITLE (IF APPLICABLE)

                      --------------------------------------------------------------------------------------------------
                      SIGNATURE OF JOINT OWNER                                                   DATE

                      --------------------------------------------------------------------------------------------------
                      PRINT NAME                                                            TITLE (IF APPLICABLE)

                      (If you are signing for a  corporation,  you must indicate
                      corporate   office  or   title. If  you  wish   additional
                      signatories  on the  account,  please  include a corporate resolution.  If signing as a fiduciary,  you must indicate capacity.)

                      For  information  on  additional  options,   such  as  IRA
                      Applications,  rollover requests for qualified  retirement plans,  or  for  wire  instructions,  please  call  us  at
                      1-888-261-4073.

                      MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO: BOSTON PARTNERS FAMILY OFFUNDS
                                                                       C/O PFPC INC.
                                                                       P.O. BOX 8852
                                                                       WILMINGTON,DE 19899-8852
                          NOT A PART OF THE PROSPECTUS

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).


                                                                             BOND FUND
                                                      -----------------------------------------------------------
                                                         FOR THE      FOR THE      FOR THE       FOR THE PERIOD
                                                       YEAR ENDED   YEAR ENDED   YEAR ENDED    DECEMBER 30, 1997*
                                                       AUGUST 31,   AUGUST 31,    AUGUST 31,    THROUGH AUGUST 31,
                                                          2001         2000          1999             1998
                                                       ----------   ----------    ----------    ------------------
                                                         INVESTOR     INVESTOR      INVESTOR         INVESTOR
                                                          CLASS        CLASS         CLASS            CLASS
                                                        ---------   ----------    ----------      ----------------
Per Share Operating Performance
Net asset value, beginning of period .............      $  9.55       $  9.47       $ 10.10          $ 10.00
                                                        -------       -------       -------          -------
Net investment income/(loss) (1)** ...............         0.57          0.62          0.93             0.62
Net realized and unrealized gain/(loss) on
   investments(2)**...............................         0.49          0.08         (0.90)           (0.16)
                                                        -------       -------       -------          -------
Net increase/(decrease) in net assets resulting
   from operations ...............................         1.06          0.70          0.03             0.46
                                                        -------       -------       -------          -------
Dividends to shareholders from:
Net investment income ............................        (0.58)        (0.62)        (0.55)           (0.36)
Net realized capital gains .......................           --            --         (0.11)              --
                                                        -------       -------       -------          -------
Total dividends and distributions to shareholders         (0.58)        (0.62)        (0.66)           (0.36)
                                                        -------       -------       -------          -------
Net asset value, end of period ...................      $ 10.03       $  9.55       $  9.47          $ 10.10
                                                        =======       =======       =======          =======
Total investment return (3) ......................        11.38%         7.72%         0.17%            4.63%
                                                        =======       =======       =======          =======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) .....      $   347       $   170       $   188          $   198
   Ratio of expenses to average net assets (1) ...         0.82%         0.82%         0.85%            0.85%(4)
   Ratio of expenses to average net assets without
     waivers and expense reimbursements ..........         2.87%         2.55%         2.47%            2.72%(4)
   Ratio of net investment income to average net
     assets(1)....................................         5.88%         6.50%         5.97%            5.83%(4)
   Portfolio turnover rate .......................        74.72%        34.59%        57.60%           45.27%

----------------
*    Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1)  Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any. Total return is not annualized.
(4)  Annualized.

BOSTON PARTNERS LONG/SHORT EQUITY FUND
--------------------------------------------------------------------------------


================================================================================
                              IMPORTANT DEFINITIONS

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

TOTAL RETURN: A way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

SALOMON SMITH BARNEY U.S. 1-MONTH TREASURY BILL INDEX(TM): An unmanaged index containing monthly return equivalents of yield averages that are not marked to market.

SHORT SALE: A sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at a lower price than the one at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

SHORT-TERM CASH INSTRUMENTS: These temporary investments include notes issued or guaranteed by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the two highest rating categories; certificates of deposit; repurchase agreements and other high-grade corporate debt securities.

FEDERAL FUNDS RATE: The rate of interest charged by a Federal Reserve bank for member banks to borrow their federally required reserve.

MARKET CAPITALIZATION: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

ADRs: Receipts typically issued by a United States bank or trust company evidencing ownership of underlying foreign securities.
================================================================================

INVESTMENT GOALS

     The Fund seeks long-term capital appreciation while minimizing exposure to general equity market risk. The Fund seeks a total return greater than that of the Salomon Smith Barney U.S. 1-Month Treasury Bill Index.(TM)

PRIMARY INVESTMENT STRATEGIES


     The Fund invests in long positions in stocks identified by Boston Partners Asset Management, L.P. (the "Adviser") as undervalued and takes short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund will invest in securities principally traded in the United States markets. The Fund may invest, both long and short, in securities of companies operating for three years or less ("unseasoned issuers"). The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has minimal net exposure to the United States equity market generally. The Adviser examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

     The Fund intends, under normal circumstances, to invest at least 80% of net assets (including borrowings for investment purposes) in equity securities. The Fund will notify shareholders 60 days in advance of any change to this policy.


     The Fund's long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States as sponsored American Depositary Receipts ("ADRs"). The Fund may also invest up to 20% of its total assets directly in equity securities of foreign issuers.

     To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.


     The Fund may participate as a purchaser in initial public offerings of securities ("IPOs"). An IPO is a company's first offering of stock to the public.

     In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

KEY RISKS

     o The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     o    Investors may lose money.


     o Although the long portfolio will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the price of these stocks will not move even lower.


     o The Fund is subject to the risk of poor stock selection by the Adviser. In other words, the Adviser may not be successful in its strategy of taking long positions in undervalued stocks and short positions in overvalued stocks. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make.

     o Short sales of securities may result in gains if a security's price declines, but may result in losses if a security's price rises.


     o The Fund may invest from time-to-time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than $1 billion. Small market capitalization issuers are not as diversified in their business activities as issuers with market values greater than $1 billion and are more susceptible to changes in the business cycle.


     o Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.


     o The equity securities in which the Fund invests may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These equity securities may also be subject to wide fluctuations in market value. The trading market for any given equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such equity securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell these securities at a discount from market prices or during periods when, in the Adviser's judgement, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.


     o Securities held in a segregated account cannot be sold while the position it is covering is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     o The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     o The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     o If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 400%, however, it may be higher if the Adviser believes it will improve the Fund's performance.


     o IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect on the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.



PRIOR PERFORMANCE

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31


     The bar chart below shows the variability of the annual total returns for the Investor Class of the Fund for the last two calendar years. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Class from year to year. Past performance is not necessarily an indicator of how the Fund will perform in the future.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                         (12.97)%          59.86%
                           1999             2000


     For the periods reflected in the bar chart, the highest calendar quarter total return for the Investor Class of the Fund was 18.26% (quarter ended December 31, 2000) and the lowest calendar quarter total return was (11.19)% (quarter ended December 31, 1999). The total return was 22.36% for the calendar nine months ended September 30, 2001.

     AVERAGE ANNUAL TOTAL RETURNS -- COMPARISON


     The table below shows how the Fund's average annual total returns for the past calendar year and since inception, with respect to the Investor Class, compare with the Salomon Brothers 1-Month Treasury Bill IndexTM for the same periods. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future.

                                 AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000
                                 ----------------------------------------------------
                                           1 YEAR         SINCE INCEPTION
                                           ------         ---------------
     Investor Class                        59.86%            13.96%*
     Salomon Brothers 1-Month
       Treasury Bill IndexTM                5.64%             5.02%

     *Commenced operations on November 17, 1998.

EXPENSES AND FEES

     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Fund. The table is based on expenses for the Investor Class of the Fund for the most recent fiscal year ended August 31, 2001.

                                                                 INVESTOR CLASS*
                                                                 ---------------
     SHAREHOLDER FEES (fees paid directly from your investment)


     Maximum sales charge imposed on purchases ...................     None
     Maximum deferred sales charge ...............................     None
     Maximum sales charge imposed on reinvested dividends ........     None
     Redemption Fee(1) ...........................................     2.00%
     Exchange Fee ................................................     None


     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


     Management fees .............................................     2.25%
     Distribution (12b-1) fees ...................................     0.25%
     Other expenses(2) ...........................................     2.57%
                                                                      ------
         Total annual Fund operating expenses ....................     5.07%
     Fee waivers and expense reimbursements(3) ...................    (1.63)%
                                                                      ------
     Net expenses ................................................     3.44%
                                                                      =====


     * The Fund was renamed the Long/Short Equity Fund on July 26, 2000.

     (1) To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. Shares purchased prior to May 21, 2001 and held for less than one year are subject to a transaction fee upon redemption of 1.00% of the net asset value of all such shares redeemed.


     (2) "Other expenses" include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Investor Class. "Other expenses" and "Total annual Fund operating expenses" include dividends on securities which the Fund has sold short ("short-sale dividends"). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared -- thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short. Short-sale dividends are treated as an expense, and increase the Fund's total expense ratio, although no cash is received or paid by the Fund. The amount of short-sale dividends was 0.72% of average net assets for the most recent fiscal year.

     (3) The Adviser has agreed that until December 31, 2001, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 2.72% (excluding short sale dividend expenses). From January 1, 2002 until further notice, but in no event terminating before December 31, 2011, the Adviser has agreed it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 2.75% (excluding short sale dividend expenses).


EXAMPLE


     The example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Investor Class of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                1 YEAR        3 YEARS        5 YEARS       10 YEARS
                ------        -------        -------       --------
                 $350         $1,065         $1,803         $3,747

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).


                                                                              LONG/SHORT EQUITY FUND
                                                                  ---------------------------------------------------
                                                                      FOR THE         FOR THE         FOR THE PERIOD
                                                                    YEAR ENDED      YEAR ENDED      NOVEMBER 17, 1998*
                                                                    AUGUST 31,      AUGUST 31,      THROUGH AUGUST 31,
                                                                       2001            2000                1999
                                                                  --------------   --------------     --------------
                                                                  INVESTOR CLASS   INVESTOR CLASS     INVESTOR CLASS
                                                                  --------------   --------------     --------------
Per Share Operating Performance
Net asset value, beginning of period ..........................      $ 10.57           $  9.43           $ 10.00
                                                                     -------           -------           -------
Net investment income/(loss) (1)** ............................         0.03              0.11              0.06
Net realized and unrealized gain/(loss) on investments (2)** ..         5.18              1.16             (0.63)
                                                                     -------           -------           -------
Net increase/(decrease) in net assets resulting from operations         5.21              1.28             (0.57)
                                                                     -------           -------           -------
Dividends to shareholders from:
Net investment income .........................................        (0.11)            (0.13)               --
Net realized capital gains ....................................           --                --                --
                                                                     -------           -------           -------
Total dividends and distributions to shareholders .............        (0.11)            (0.13)               --
                                                                     -------           -------           -------
Redemption fees ...............................................         0.20                --                --
                                                                     -------           -------           -------
Net asset value, end of period ................................      $ 15.87           $ 10.57           $  9.43
                                                                     =======           =======           =======
Total investment return (3) (5) ...............................        51.51%            13.87%            (5.70%)
                                                                     =======           =======           =======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) ..................      $11,244           $   310           $   231
   Ratio of expenses to average net assets (including
     dividend expense) ........................................         3.44%             3.44%             3.16%(4)
   Ratio of expenses to average net assets (excluding
     dividend expense) (1) ....................................         2.72%             3.08%             2.75%(4)
   Ratio of expenses to average net assets without waivers
     and expense reimbursements ...............................         4.35%            21.96%            26.61%(4)
   Ratio of expenses to average net assets without waivers
     and expense reimbursements (including dividend expense) ..         5.07%            22.32%            27.02%
   Ratio of net investment income to average net assets (1) ...         0.24%             0.90%             1.32%(4)
   Portfolio turnover rate ....................................       332.25%           363.34%           218.41%

-------------------
*    Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1)  Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return is not annualized.
(4)  Annualized.
(5) Redemption fee of 1.00% (2.00% effective May 21, 2001) is not reflected in total return calculations.

BOSTON PARTNERS FUND

================================================================================
                             IMPORTANT DEFINITIONS

TOTAL RETURN: A way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

S&P 500 INDEX: The S&P 500 Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative values to the stocks included in the index, weighted accordingly to each stock's total market value relative to the total market value of the other stocks included in the index.

S&P 500 INDEX FUTURES AND RELATED OPTIONS: A contract to buy or sell a number of units of the S&P 500 Index at a specified future date at an agreed upon price. An option on an index future gives the purchaser the right, in return for the premium paid, to assume a long or short position in an index future.

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

OPTIONS: May be in the form of either "puts" or "calls." A put allows a buyer to sell an underlying security at a given price during a specified period. A call allows a buyer to buy an underlying security at a given price during a specified period. Stock index options allow investors to profit from or protect against movements in the broad market indices.

EQUITY SWAP CONTRACTS: In an equity swap contract, counterparties agree to exchange payments related to indices, at least one of which (and possibly both of which) is an equity index.

ADRs: Receipts typically issued by a United States bank or trust company evidencing ownership of underlying foreign securities.
================================================================================

INVESTMENT GOALS

The Fund seeks a total return greater than the total return of the Standard &Poor's 500 Composite Stock Price Index (the "S&P 500 Index").

PRIMARY INVESTMENT STRATEGIES

The Fund invests in shares of the Institutional Class of the Boston Partners Long/Short Equity Fund while also investing in S&P 500 Index futures, options on S&P 500 Index futures and equity swap contracts to gain exposure to the equity market as measured by the S&P 500 Index. Unlike the Long/Short Equity Fund, Boston Partners Asset Management L.P. (the "Adviser") does not seek to minimize the effects of movements in the general equity markets, but rather, to use futures and other instruments to attempt to take advantage of market movements.

The Fund is permitted to invest without limit in the Long/Short Equity Fund. Under normal market conditions, the Fund will invest at least 65% of the value of its total assets in United States equity securities (which include shares of the Long/Short Equity Fund). Once the Fund has acquired a long and short portfolio through the purchase of Institutional Shares of the Long/Short Equity Fund, the Adviser will purchase S&P 500 Index futures, options on S&P 500 Index futures and equity swap contracts in an amount approximately equal to the net asset value of the Fund in order to gain full net exposure to the United States equity market as measured by the S&P 500 Index.

The Fund's long and short positions, taken indirectly through investment in the Long/Short Equity Fund, may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States as sponsored American Depositary Receipts ("ADRs"). The Fund may also invest up to 20% of its total assets directly in equity securities of foreign issuers.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

While the Adviser intends to fully invest the Fund's assets in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

KEY RISKS

o At least 65% of the Fund's total assets will be invested in a diversified portfolio of equity securities, and the net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

o    Investors may lose money.

o Since the Fund may invest without limitation in the Long/Short Equity Fund, the Fund will be subject to the risks associated with the Long/Short Equity Fund.

o Short sales of securities may result in gains if a security's price declines, but may result in losses if a security's price does not decline in price.

o The Fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

o Securities held in a segregated account cannot be sold while the position it is covering is outstanding unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

o The Fund's investments in futures contracts and options present the following risks: imperfect correlation between the change in market value of the Fund's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements which are potentially unlimited; and the possible inability of the investment management team to correctly predict the direction of securities prices, interest rates and other economic factors.

o Equity swap contracts may be more sensitive to or otherwise not react in tandem with interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms. Loss may result from a Fund's investments in equity swaps and other derivative instruments which may be leveraged.

o The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

o The Fund may assume higher risks of adverse changes in the general equity markets through the use of futures, options on futures and equity swap contracts than if the Fund invested directly in securities listed on the S&P 500 Index.

o The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

o If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 200%, however, it may be higher if the Adviser believes it will improve the Fund's performance.

PRIOR PERFORMANCE

The Fund had not commenced investment operations as of December 18, 2001, therefore, no performance information is available.

EXPENSES AND FEES

Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Fund.

                                                                  INVESTOR CLASS

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum sales charge imposed on purchases .......................      None
Maximum deferred sales charge ...................................      None
Maximum sales charge imposed on reinvested dividends ............      None
Redemption Fee(1) ...............................................      1.00%
Exchange Fee ....................................................      None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management fees..................................................       0.10%
Distribution (12b-1) fees........................................       0.25%
Other expenses(2)................................................       ____%
                                                                        ----
Total annual Fund operating expenses.............................       ____%
Fee waivers(3)...................................................       ____%
                                                                        ----
Net expenses.....................................................       ____%
                                                                        ====

(1) To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.
(2) "Other expenses" include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Investor Class. "Other expenses" and "Total annual Fund operating expenses" include dividends on securities which the Fund has sold short ("short-sale dividends"). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short. Short-sale dividends are treated as an expense, and increase the Fund's total expense ratio, although no cash is received or paid by the Fund. The amount of short-sale dividends is estimated at ____% of average net assets for the current fiscal year.
(3) The Adviser has agreed that until December 31, 2001, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 3.30%.

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                  1 YEAR         3 YEARS
                  $____           $____

FINANCIAL HIGHLIGHTS
The Fund had not commenced investment operations as of December 18, 2001, therefore, no financial highlights information is available.

MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR


     Boston Partners Asset Management, L.P. (the "Adviser"), located at 28 State Street, 21st Floor, Boston, Massachusetts 02109, provides investment advisory services to the Funds. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts. As of October 31, 2001, the Adviser managed approximately $9.3 billion in assets. The Adviser is organized as a Delaware limited partnership whose sole general partner is Boston Partners, Inc., a Delaware corporation. The Adviser manages each Fund's business and investment activities subject to the authority of the Company's Board of Directors.


PORTFOLIO MANAGERS


     The investment results for the different stategies at the Adviser are not solely dependent on any one individual. There is a common philosophy and approach that is the backdrop for all of our investment stategies. This philosophy is then executed through a very disciplined investment process managed by the designated portfolio manager for each of the strategies. This manager will be supported, not only by a secondary manager, but by the Adviser's general research staff and, very often, by dedicated analysts to the particular stategy.

BOSTON PARTNERS LARGE CAP VALUE FUND

     Mark E. Donovan and Wayne S. Sharp are the primary portfolio managers for the Fund and are both senior portfolio managers of the Adviser. Mr. Donovan is Chairperson of the Adviser's Equity Strategy Committee which oversees the investment activites of the Adviser's $4.1 billion in large cap value institutional equity assets. Prior to joining the Adviser in 1995, Mr. Donovan was a Senior Vice President and Vice Chairman of The Boston Company Asset Management, Inc.'s Equity Policy Committee. Mr. Donovan is a Chartered Financial Analyst ("CFA") and has over 20 years of investment experience. Ms. Sharp is Vice Chairperson of the Adviser's Equity Stategy Committee and has over 26 years of investment experience. Prior to joining the Adviser in April 1995, Ms. Sharp was a Senior Vice President and member of the Equity Policy Committee of The Boston Company Asset Management, Inc. Ms. Sharp is also a CFA. For the fiscal year ended August 31, 2001 the Fund paid 0.45% (expressed as a percentage of average net assets) to the Adviser for its services.

BOSTON PARTNERS MID CAP VALUE FUND

     Steven L. Pollack and Harry Rosenbluth are the primary portfolio managers for the Fund and are both senior portfolio managers of the Adviser. Mr. Pollack is a member of the Adviser's Equity Stategy Committee. He oversees the investment activities of the Adviser's $1.5 billion Mid Cap and Mid Cap II products. Prior to joining the Adviser, Mr. Pollack was employed by Hughes Investment Management Co. where he was a portfolio manager responsible for managing a portion of the pension plan and overseeing outside investment managers. Mr. Pollack has over 17 years of investment experience and is a CFA. Mr. Rosenbluth is also a member of the Adviser's Equity Strategy Committee and oversees the investment activites of the Adviser's $2.3 billion premium equity product, an all-cap institutional product. Prior to joining the Adviser, Mr. Rosenbluth spent 14 years with The Boston Company Asset Management, Inc. as senior Vice President and a portfolio manager. Mr. Rosenbluth was also a member of the Equity Policy Group of The Boston Company Asset Management, Inc. Before that, Mr. Rosenbluth was a consultant for Arthur Anderson & Co. Mr. Rosenbluth has a total of 20 years of investment experience and is a CFA. For the fiscal year ended August 31, 2001, the Fund paid 0.62% (expressed as a percentage of average net assets) to the Adviser for its services.

BOSTON PARTNERS SMALL CAP VALUE FUND II

     David M. Dabora is a primary portfolio manager for the Fund and Harry Rosenbluth is the secondary manager. Mr. Dabora is a senior portfolio manager of the Adviser. Mr. Dabora also oversees the investment activites of the Adviser's $1.1 billion Small Capitalization and $127 million Small Capitalization II products. Prior to taking on day to day responsibilities for the Small Cap Value Fund II, Mr. Dabora was an assistant portfolio manager/analyst of the premium equity product of the Adviser, an all-cap value institutional product. Before joining the Adviser in April 1995, Mr. Dabora had been employed by The Boston Company Asset Management, Inc. since 1991 as a senior equity analyst. Mr. Dabora has over 14 years of investment experience and is a CFA. See "BOSTON PARTNERS MID CAP FUND" for information about Mr. Rosenbluth. For the fiscal year ended August 31, 2001, the Fund paid 0.89% (expressed as a percentage of average net assets) to the Adviser for its services.

BOSTON PARTNERS BOND FUND

     The Adviser's Fixed Income Team has primary responsibility for the day-to-day management of the Fund. For the fiscal year ended August 31, 2001, the Fund paid 0% (expressed as a percentage of average net assets) to the Adviser for its services.

BOSTON PARTNERS LONG/SHORT EQUITY AND BOSTON PARTNERS FUNDS

     Edmund D. Kellogg is the primary portfolio manager for the Fund and Harry Rosenbluth is the secondary manager. Mr. Kellogg is a senior portfolio manager employed by the Adviser. Mr. Kellogg is a portfolio manager for two similar limited partnership private investment funds and an offshore fund of the Adviser. Before joining the Adviser in 1996, Mr. Kellogg was employed by The Keystone Group since 1991, where he was a portfolio manager and analyst managing institutional separate accounts. Mr. Kellogg has over 22 years of investment experience and is a CFA. See "BOSTON PARTNERS MID CAP VALUE FUND" for information about Mr. Rosenbluth. For the fiscal year ended August 31, 2001, the Boston Partners Long/Short Equity Fund paid 0.62% (expressed as a percentage of average net assets) to the Adviser for its services.


OTHER SERVICE PROVIDERS

     The following chart shows the Funds' other service providers and includes their addresses and principal activities.

                            -------------------------
                                  SHAREHOLDERS
                            -------------------------

Distribution
and
Shareholder
Services
                            -------------------------
                              PRINCIPAL DISTRIBUTOR


                             PFPC DISTRIBUTORS, INC.
                               3200 HORIZON DRIVE
                            KING OF PRUSSIA, PA 19406

                Distributes shares of the BOSTON PARTNERS Funds.
                            -------------------------


                            -------------------------
                               TRANSFER AGENT AND
                            DIVIDEND DISBURSING AGENT

                                    PFPC INC.
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809

                          Handles shareholder services,
                          including recordkeeping and
                            statements, distribution
                         of dividends and processing of
                                  buy, sell and
                               exchange requests.
                            -------------------------

Asset
Management
                            -------------------------
                               INVESTMENT ADVISER


                              BOSTON PARTNERS ASSET
                                MANAGEMENT, L.P.
                           28 STATE STREET, 21ST FLOOR
                                BOSTON, MA 02109


                   Manages each Fund's business and investment
                                  activities.
                            -------------------------

                            -------------------------
                                    CUSTODIAN


                               PFPC TRUST COMPANY
                             8800 TINICUM BOULEVARD
                                    SUITE 200
                             PHILADELPHIA, PA 19153


                 Holds each Fund's assets, settles all portfolio
                 trades and collects most of the valuation data
                 required for calculating each Fund's net asset
                                 value ("NAV").
                            -------------------------

Fund
Operations
                            -------------------------
                                  ADMINISTRATOR


                                    PFPC INC.
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809


                  Provides facilities, equipment and personnel
                      to carry out administrative services
                       related to each Fund and calculates
                                each Fund's NAV,
                          dividends and distributions.
                            -------------------------



                            -------------------------
                               BOARD OF DIRECTORS

                        Supervises the Funds' activities.
                            -------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF FUND SHARES

     Investor Shares of the Funds ("Shares") are priced at their net asset value ("NAV"). The NAV for the Investor Class of each Fund is calculated by adding the value of all securities, cash and other assets in a Fund's portfolio, deducting the Fund's actual and accrued liabilities and dividing by the total number of Shares outstanding.

     Each Fund's NAV is calculated once daily at the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time) each day the NYSE is open. Shares will not be priced on the days on which the NYSE is closed.

     Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or on the NASDAQ National Market System where they are traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the bid and asked prices is used. Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. With the approval of the Company's Board of Directors, a Fund may use a pricing service, bank or broker-dealer experienced in providing valuations to value a Fund's securities. If market quotations are unavailable, securities will be valued at fair value as determined in good faith by the investment adviser according to procedures adopted by the Company's Board of Directors.

PURCHASE OF FUND SHARES


     Shares representing interests in the Funds are offered continuously for sale by PFPC Distributors, Inc. (the "Distributor"). The Board of Directors of the Company has approved and adopted a Distribution Agreement and Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Distributor is entitled to receive from the Funds a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Shares. The actual amount of such compensation under the Plan is agreed upon by the Company's Board of Directors and by the Distributor. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


     Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares,
(ii) ongoing servicing and/or  maintenance of the accounts of Shareholders,  and
(iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Funds' 12b-1 Plan. The Distributor may delegate some or all of these functions to Service Organizations. See "Purchases Through Intermediaries" below.

     The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Shares the fee agreed to under the Distribution Agreement. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.

     PURCHASES THROUGH INTERMEDIARIES. Shares of the Funds may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, "Service Organizations"). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in connection  with a  purchase  or  redemption  of  Shares  and  should  read this
Prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the

Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company's pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order. Orders received by the Company in good order will be priced at the appropriate Fund's net asset value next computed after they are accepted by the Service Organization or its authorized designee.

     For administration, subaccounting, transfer agency and/or other services, the Adviser, the Distributor or their affiliates may pay Service Organizations and certain recordkeeping organizations a fee of up to .35% (the "Service Fee") of the average annual net asset value of accounts with the Company maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of service provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

     GENERAL. You may also purchase Shares of each Fund at the NAV per share next calculated after your order is received by PFPC Inc. (the "Transfer Agent") in proper form as described below. After an initial purchase is made, the Transfer Agent will set up an account for you on RBB's records. The minimum initial investment in any Fund is $2,500 and the minimum additional investment is $100. For purposes of meeting the minimum initial purchase, purchases by clients which are part of endowments, foundations or other related groups may be combined. You can only purchase Shares of each Fund on days the NYSE is open and through the means described below.

     INITIAL  INVESTMENT  BY MAIL.  An account may be opened by  completing  and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check ($2,500 minimum) payable to the Fund in which you would like to invest. Third party checks will not be accepted.

     BOSTON PARTNERS [NAME OF FUND]
     c/o PFPC Inc.
     P.O. Box 8852
     Wilmington, DE 19899-8852

     The name of the Fund to be purchased should be designated on the application and should appear on the check. Payment for the purchase of Shares received by mail will be credited to a shareholder's account at the NAV per share of the Fund next determined after receipt of payment in good order.

     INITIAL INVESTMENT BY WIRE. Shares of each Fund may be purchased by wiring federal funds to PNC Bank (see instructions below). A completed application must be forwarded to the Transfer Agent at the address noted above under "Initial Investment by Mail" in advance of the wire. For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) Funds should be wired to:

     PNC Bank, NA
     Philadelphia, Pennsylvania 19103
     ABA# 0310-0005-3
     Account # 86-1108-2507
     F/B/O BOSTON PARTNERS [NAME OF FUND]
     Ref. (Account Number)
     Shareholder Name

     Federal funds purchases will be accepted only on a day on which the NYSE and PNC Bank, NA are open for business.

     ADDITIONAL INVESTMENTS. Additional investments may be made at any time (minimum investment $100) by purchasing Shares of any Fund at NAV by mailing a check to the Transfer Agent at the address noted above under "Initial Investment by Mail" (payable to Boston Partners [name of Fund]) or by wiring monies to PNC Bank, NA as outlined above under "Initial Investment by Wire." For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected.

     AUTOMATIC INVESTMENT PLAN. Additional investments in Shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan ($100 minimum). Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at (888) 261-4073 to obtain the appropriate forms.

     RETIREMENT PLANS. Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PFPC Trust Company acts as custodian. For further information as to applications and annual fees, contact the Transfer Agent at (888) 261-4073. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with a tax adviser.

     OTHER PURCHASE INFORMATION. The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Funds. The Adviser will monitor each Fund's total assets and may decide to close any of the Funds at any time to new investments or to new accounts due to concerns that a significant increase in the size of a Fund may adversely affect the implementation of the Fund's strategy.

REDEMPTION OF FUND SHARES

     You may redeem Shares of the Funds at the next NAV calculated after a redemption request is received by the Transfer Agent in proper form. You can only redeem Shares on days the NYSE is open and through the means described below.


     You may redeem Shares of each Fund by mail, or, if you are authorized, by telephone. The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by a Fund. There is no charge for a redemption. However, if a shareholder of the Boston Partners Small Cap Value Fund II or Boston Partners Long/Short Equity Fund redeems Shares held for less than 1 year, a transaction fee of 1% or 2%, respectively, of the net asset value of the Shares redeemed at the time of redemption will be charged. For purposes of this redemption feature, shares purchased first will be considered to be shares first redeemed.


     REDEMPTION BY MAIL. Your redemption requests should be addressed to BOSTON PARTNERS [name of Fund], c/o PFPC Inc., P.O. Box 8852, Wilmington, DE 19899-8852 and must include:

     a. a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

     b. any required signature guarantees, which are required when (i) the redemption request proceeds are to be sent to someone other than the registered shareholder(s) or (ii) the redemption request is for $10,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

     c.   other supporting legal documents, if required, in the case of estates,
          trusts,  guardianships,   custodianships,  corporations,  pension  and
          profit sharing plans and other organizations.

     REDEMPTION BY TELEPHONE. In order to request a telephone redemption, you must have returned your account application containing a telephone election. To add a telephone redemption option to an existing account, contact the Transfer Agent by calling (888) 261-4073 for a Telephone Authorization Form.

     Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling the Transfer Agent at (888) 261-4073 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the telephone redemption option or the telephone exchange option (as described below) is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and shareholders, not the Company or the Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or the Transfer Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

     SYSTEMATIC WITHDRAWAL PLAN. If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Transfer Agent at P.O. Box 8852, Wilmington Delaware 19899-8852. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, Shares will be redeemed in such amount as is necessary at the redemption price. The systematic withdrawal of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a systematic withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

     You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by the Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund's transfer agent at least ten Business Days prior to the end of the month preceding a scheduled payment.


     TRANSACTION FEE ON CERTAIN REDEMPTIONS OF THE BOSTON PARTNERS SMALL CAP VALUE FUND II, BOSTON PARTNERS LONG/SHORT EQUITY FUND AND BOSTON PARTNERS FUND

     The Boston Partners Small Cap Value Fund II and Boston Partners Fund require the payment of a transaction fee on redemptions of Shares held for less than one year equal to 1.00% of the net asset value of such Shares redeemed at the time of redemption. The Boston Partners Long/Short Equity Fund requires the payment of a transaction fee on redemption of shares held for less than one year equal to 2.00% of the net asset value of such shares redeemed at the time of redemption. However, shares of the Boston Partners Long/Short Equity Fund purchased prior to May 21, 2001 and held for less than one year are subject to a transaction fee upon redemption of 1.00% of the net asset value of all such shares redeemed. This additional transaction fee is paid to each Fund, NOT to the adviser, distributor or transfer agent. It is

NOT a sales charge or a contingent deferred sales charge. The fee does not apply to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. These costs include: (1) brokerage costs; (2) market impact costs -- i.e., the decrease in market prices which may result when a Fund sells certain securities in order to raise cash to meet the redemption request; (3) the realization of capital gains by the other shareholders in each Fund; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The transaction fee represents each Fund's estimate of the brokerage and other transaction costs which may be incurred by each Fund in disposing of stocks in which each Fund may invest. Without the additional transaction fee, each Fund would generally be selling its shares at a price less than the cost to each Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Funds. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions of the Boston Partners Small Cap Value Fund II, Boston Partners Long/Short Equity Fund and Boston Partners Fund.

     INVOLUNTARY REDEMPTION. The Company reserves the right to redeem a shareholder's account in any Fund at any time the net asset value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. The transaction fee applicable to the Boston Partners Small Cap Value Fund II, Boston Partners Long/Short Equity Fund and Boston Partners Fund will not be charged when shares are involuntarily redeemed.


     OTHER REDEMPTION INFORMATION. Redemption proceeds for Shares of the Funds recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

     Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The Funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

EXCHANGE PRIVILEGE

     The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Investor Shares of any Boston Partners Fund for Investor Shares of another Boston Partners Fund, up to six (6) times per year. Such exchange will be effected at the net asset value of the exchanged Investor Shares and the net asset value of the Investor Shares to be acquired next determined after PFPC's receipt of a request for an exchange. An exchange of Boston Partners Small Cap Value Fund II, Boston Partners Long/Short Equity Fund or Boston Partners Fund Shares held for less than 1 year (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to a transaction fee of 1.00% with respect to the Boston Partners Small Cap Value Fund II and Boston Partners Fund and 2.00% with respect to the Boston Partners Long/Short Equity Fund. An exchange of Shares will be treated as a sale for federal income tax purposes. A shareholder may make an exchange by sending a written request to the Transfer Agent or, if authorized, by telephone (see "Redemption by Telephone" above).

     If the exchanging shareholder does not currently own Investor Shares of the Fund whose Shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See "Redemption By Mail" for information on signature guarantees. The exchange privilege may be modified or terminated at any time, or from time to time, by the Company, upon 60 days' written notice to shareholders.

     If an exchange is to a new account in a Fund advised by the Adviser, the dollar value of the Shares acquired must equal or exceed the Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed the Fund's minimum for additional investments. If an amount remains in the Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.

     The Funds' exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity. Shareholders are entitled to six (6) exchange redemptions (at least 30 days apart) from each Fund during any twelve-month period. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other Boston Partners Funds) that is deemed to be disruptive to efficient portfolio management.

DIVIDENDS AND DISTRIBUTIONS

     Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

     Each Fund will declare and pay dividends from net investment income annually, except the Boston Partners Bond Fund, which will declare and pay dividends from net investment income monthly. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Funds at least annually.

TAXES

     Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your Shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional Shares. You will be notified annually of the tax status of distributions to you.


     You should note that if you purchase Shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of a portion of your purchase price. This is known as "buying into a dividend."


     You will recognize taxable gain or loss on a sale, exchange or redemption of your Shares, including an exchange for Shares of another Fund, based on the difference between your tax basis in the Shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held Shares.) Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

     Any loss realized on Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the Shares.

     The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareowners should consult their tax advisers regarding the tax status of distributions in their state and locality.

     The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

MULTI-CLASS STRUCTURE


     Each Fund also offers Institutional Shares, which are offered directly to institutional investors in a separate prospectus. Shares of each class of the Funds represent equal pro rata interests and accrue dividends and calculate net asset value and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Investor Shares of a Fund can be expected to differ from the total return on Institutional Shares of the same Fund. Information concerning Institutional class shares of the Funds can be requested by calling the Fund at
(888) 261-4073.







     NO  PERSON  HAS  BEEN  AUTHORIZED  TO GIVE  ANY  INFORMATION  OR  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

                         BOSTON PARTNERS FAMILY OF FUNDS
                                       OF
                               THE RBB FUND, INC.
                                 (888) 261-4073
                       http://www.bostonpartnersfunds.com


FOR MORE INFORMATION:
This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the BOSTON PARTNERS FAMILY OF FUNDS is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT
These reports contain additional information about each of the Fund's investments, describe each Fund's performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies that significantly affected the Funds' performance during their last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)
A Statement of Additional Information, dated December 18, 2001 (SAI), has been filed with the Securities and Exchange Commission. The SAI, which includes additional information about the BOSTON PARTNERS FAMILY OF FUNDS, may be obtained free of charge, along with the annual and semi-annual reports, by calling (888) 261-4073. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.


SHAREHOLDER INQUIRIES
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday-Friday. Call: (888) 261-4073 or visit the website of Boston Partners Asset Management, L.P. at http://www.bostonpartnersfunds.com.

PURCHASES AND REDEMPTIONS
Call (888) 261-4073.

WRITTEN CORRESPONDENCE
Post Office Address:
   BOSTON PARTNERS FAMILY OF FUNDS, c/o PFPC Inc., PO Box 8852, Wilmington,
      DE 19899-8852
Street Address:
   BOSTON PARTNERS FAMILY OF FUNDS, c/o PFPC Inc., 400 Bellevue Parkway,
      Wilmington, DE 19809


SECURITIES AND EXCHANGE COMMISSION (SEC)
You may also view and copy information about The RBB Fund, Inc. and the funds, including the SAI, by visiting the SEC's Public Reference Room in Washington, DC or the EDGAR Database on the SEC's Internet site at www.sec.gov. You may also obtain copies of fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: PUBLICINFO@SEC.GOV, or by sending your written request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. You may obtain information on the operation of the public reference room by calling the SEC at 1-202-942-8090.


                    INVESTMENT COMPANY ACT FILE NO. 811-05518

                            =======================
                                 THE SCHNEIDER

                                   SMALL CAP

                                   VALUE FUND
                            =======================

                             OF THE RBB FUND, INC.




            This prospectus gives vital information about the Schneider Small Cap Value Fund, an investment portfolio of The RBB Fund, Inc. ("RBB"), including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.

                            =======================
                                   PROSPECTUS


                               DECEMBER 18, 2001
                            =======================


--------------------------------------------------------------------------------
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


(GRAPHIC APPEARS HERE)                                         December 18, 2001
SCHNEIDER CAPITAL MANAGEMENT

TABLE OF CONTENTS
________________________________________________________________________________

================================================================================
A LOOK AT THE GOALS, STRATEGIES,
RISKS AND FINANCIAL HISTORY OF
THE FUND.



DETAILS ABOUT THE SERVICE
PROVIDERS.




POLICIES AND INSTRUCTIONS FOR
OPENING, MAINTAINING AND
CLOSING AN ACCOUNT IN THE
PORTFOLIO.
================================================================================



FUND DESCRIPTION


         Investment Goal.................................................3

         Primary Investment Strategies...................................3

         Key Risks.......................................................3

         Risk/Return Information.........................................4

         Expenses and Fees...............................................5

         Financial Highlights............................................6

         Additional Information on the Fund's
            Investment Objective and Principal Strategies................7

         Risks of Investing in the Fund..................................8


MANAGEMENT OF THE FUND

         Investment Adviser..............................................9

         Portfolio Manager...............................................9

         Service Provider Chart.........................................10

SHAREHOLDER INFORMATION

         Pricing of Fund Shares.........................................11

         Purchase of Fund Shares........................................11

         Redemption of Fund Shares......................................12

         Dividends and Distributions....................................14

         Taxes..........................................................15


FOR MORE INFORMATION............................................Back Cover

SCHNEIDER SMALL CAP VALUE FUND
________________________________________________________________________________

INVESTMENT GOAL

         The Fund seeks long-term capital growth by investing primarily in common stocks of companies which have capitalizations that are less than the largest company in the Russell 2000 Index ("small cap companies") and which Schneider Capital Management Company (the "Adviser") believes are undervalued. There can be no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES


         Under normal circumstances, at least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in small cap companies described above. As of September 30, 2001, the company with the largest market capitalization in the Russell 2000 Index was $2.4 billion and the weighted average market capitalization of companies that comprised the Russell 2000 Index was $720 million. The Russell 2000 Index is an unmanaged index composed of the 2,000 smallest stocks in the Russell 3000 Index, a market value weighted index of the 3,000 largest U.S. publicly-traded companies. As of September 30, 2001, the weighted average capitalization of companies held by the Fund was $630 million.


KEY RISKS

         o The Fund invests in common stocks which are subject to market, economic and business risks that will cause their prices to fluctuate over time. Therefore, the value of your investment in the Fund may go up and down, sometimes rapidly and unpredictably, and you could lose money.

         o Stocks of small companies may be more volatile than, and not as readily marketable as, those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Additionally, the trading volume of small company securities may make them more difficult to sell than those of larger companies.

         o Value investing involves the risk that the Fund's investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

RISK/RETURN INFORMATION

         The chart and table below give you a picture of the Fund's performance. The chart and table both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced.

ANNUAL TOTAL RETURNS
AS OF DECEMBER 31


                                (GRAPHIC APPEARS HERE)


           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



                           47.07%              17.20%
                            1999                2000


 Year-to-date total return for the nine months ended September 30, 2001: (2.97)%
 Best Quarter:        38.72% (quarter ended June 30, 1999)
 Worst Quarter:       (2.91)% (quarter ended September 30, 1999)


AVERAGE ANNUAL TOTAL RETURNS--COMPARISON
AS OF DECEMBER 31, 2000

                                       1 YEAR               SINCE INCEPTION*
                                       ------               ----------------
SCHNEIDER SMALL CAP VALUE*             17.20%                    38.79%
RUSSELL 2000 VALUE INDEX**             22.83%                    36.76%


--------------
*  Commenced operations on September 2, 1998.

** The Russell 2000 Value Index is an unmanaged index that contains stocks from the Russell 2000 Index with greater-than-average value orientation. Companies in this index generally have lower price-to-book and price to earnings ratios.

EXPENSES AND FEES

         As a shareholder you pay certain fees and expenses. Annual Fund operating expenses are paid out of Fund assets and are reflected in the Fund's price.


         The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is based on expenses for the most recent fiscal year ended August 31, 2001.


   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

   Redemption fee(1) ..............................................    1.75%

   ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

   Management Fees ................................................    1.00%

   Distribution and Service (12b-1) fees ..........................     None


   Other expenses .................................................    1.02%
                                                                       -----

   Total Annual Fund Operating Expenses ...........................    2.02%

   Fee Waiver and Expense Reimbursements(2) .......................  (0.92)%
                                                                     -------
   Net Expenses ...................................................    1.10%
                                                                     =======


         1. Shares of the Fund not purchased through reinvested dividends or capital gains distributions and held less than one year are subject to the above redemption fee. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemption, and to facilitate portfolio management. See "Redemption of Fund Shares -- Transaction fee on Certain Redemptions" below for more information.


         2. The Adviser has agreed that, until December 31, 2002, it will waive advisory fees and reimburse expenses to the extent total operating expenses exceed 1.10%.


         EXAMPLE:

         THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF EACH PERIOD. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME, EXCEPT FOR THE EXPIRATION OF THE FEE WAIVERS AND REIMBURSEMENTS ON DECEMBER 31, 2002. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST WOULD BE:


               1 YEAR        3 YEARS       5 YEARS       10 YEARS
               ------        -------       -------       --------
                $112          $545         $1,003         $2,274

FINANCIAL HIGHLIGHTS

         The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).

FINANCIAL HIGHLIGHTS

                         SCHNEIDER SMALL CAP VALUE FUND


                                                                    FOR THE            FOR THE           FOR THE PERIOD
                                                                  YEAR ENDED         YEAR ENDED        SEPTEMBER 2, 1998*
                                                                AUGUST 31, 2001    AUGUST 31, 2000   THROUGH AUGUST 31, 1999
                                                                ---------------    ---------------   -----------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period...........................     $ 17.57            $ 18.04              $ 10.00
Net investment income/(loss)(1)**..............................        0.09               0.07                (0.02)
Net realized and unrealized gain on investments and
     foreign exchange transactions, if any(2)**................        2.75               1.94                 8.19
                                                                    -------            -------              -------
Net increase in net assets resulting from operations...........        2.84               2.01                 8.17
                                                                    -------            -------              -------
Dividends and distributions to shareholders from:
Net investment income..........................................       (0.08)                --                   --
Net realized capital gains.....................................       (2.80)             (2.48)               (0.13)
                                                                    -------            -------              -------
Total dividends and distributions to shareholders..............       (2.88)             (2.48)               (0.13)
                                                                    -------            -------              -------
Net asset value, end of period.................................     $ 17.53            $ 17.57              $ 18.04
                                                                    =======            =======              =======
Total investment return(3).....................................       19.94%             13.72%               82.46%
                                                                    =======            =======              =======
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)......................     $38,912            $19,394              $12,924
Ratio of expenses to average net assets(1).....................        1.10%              1.10%                1.10%(4)
Ratio of expense to average net assets without waivers and
     expense reimbursements....................................        2.02%              2.37%                3.90%(4)
Ratio of net investment income/(loss) to average net assets(1).        0.71%              0.44%               (0.17)%(4)
Portfolio turnover rate........................................       79.30%             84.93%              145.99%


--------------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects  waivers and  reimbursements.
(2) The amounts shown for each share outstanding throughout the respective period are not in accord with the changes in the aggregate gains and losses on investments during the respective period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the respective period.
(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns are not annualized.
(4) Annualized.

ADDITIONAL INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE AND PRINCIPAL
STRATEGIES

         The Fund seeks long-term capital growth by investing primarily in common stocks of companies which have capitalizations that are less than the largest company in the Russell 2000 Index and which the Adviser believes are undervalued. The Fund's investment objective and the policies described above may be changed by RBB's Board of Directors without the approval of the Fund's shareholders. However, as a matter of policy, the Fund would not materially change its investment objective or primary investment strategy without informing shareholders at least 60 days in advance of any such change.

         The Adviser selects securities for the Fund based on a continued study of trends in industries and companies, industry literature, company reports, financial reports, company presentations, earnings power and growth and other investment criteria.

         The Fund may invest in securities that the Adviser believes may exhibit the following characteristics:

         o have low price-to-earnings and low price-to-book value ratios;

         o are typically considered out of favor by the market as a result of decelerating revenue growth, declining profit margins and increasing competition.

The Fund may sell securities when the Adviser believes:

         o a security becomes widely recognized by the professional investment community as a result of accelerating revenue growth, expanding margins and decreased competition;

         o a security appreciates in value to the point that it is considered to be overvalued;

         o the Fund's holdings should be rebalanced to include a more attractive stock or stocks; or

         o an issuer's earnings potential is in jeopardy.

         The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. The Fund will invest in convertible securities without regard to their credit ratings.

         The Fund may invest up to 20% of the value of its net assets in securities of foreign issuers including American Depositary Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. For the purposes of the percentage limitation above, a security of a foreign company whose primary business is in the U.S. will not be considered a foreign security if it is denominated in U.S. dollars and is principally traded on a U.S. exchange.

         While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Eligible money market instruments include bank obligations, such as certificates of deposit and bankers' acceptances issued by foreign or domestic banks or financial institutions that have total assets of more than $2.5 billion, and commercial paper rated in the top rating category by S&P, Moody's, D&P or Fitch and unrated commercial paper determined to be of comparable quality by the Adviser. The Adviser will determine when market conditions warrant temporary defensive measures.

RISKS OF INVESTING IN THE FUND

         Investing in the Fund involves the following principal risks:

         SMALL COMPANY RISK. Investments in common stocks in general are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. Furthermore, while securities of small capitalization companies may offer greater opportunity for capital appreciation than larger companies, investment in such companies presents greater risks than investment in larger, more established companies. Indeed, historically, small capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in or failure of management, and in many other changes in competitive, business, industry and economic conditions, including risks associated with limited product lines, markets, management depth, or financial resources. Besides exhibiting greater volatility, micro and small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the price of the Fund's shares will be more volatile than the shares of a fund that invests in larger capitalization stocks. Additionally, while the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

         FOREIGN SECURITY RISK. Since foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio could be affected by currency exchange rates and exchange control regulations. Other risks include:

         o seizure, expropriation or nationalization of a company's assets;

         o less publicly available information and differing regulations and standards;

         o the  impact  of  political,  social  or  economic   instability,   or
           diplomatic events;

         o securities that are less liquid and harder to value than those of a U.S. issuer.

         As a result of these risks, the Fund may be more volatile than a fund investing solely in U.S. companies. These risks may be greater if the Fund invests in developing countries.

         OPPORTUNITY RISK. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

         VALUE STOCK RISK. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

         TEMPORARY INVESTMENT RISK. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

         CONVERTIBLE SECURITIES RISK. When interest rates increase, fixed-income securities will decline in value. In particular, convertible securities frequently have speculative characteristics and may be acquired without regard to minimum quality ratings. Convertible securites and obligations rated in the lowest of the top four rating categories are subject to greater credit and interest rate risk than higher rated securities.

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

SCHNEIDER SMALL CAP VALUE FUND
SCHNEIDER CAPITAL MANAGEMENT COMPANY

ACCOUNT APPLICATION
PLEASE NOTE:Do not use this form to open a retirement plan account. For an IRA application or help with this Application, please call 1-888-520-3277.

                     (Please check the appropriate box(es) below.)
1                    [ ] Individual    [ ] Joint Tenant       [ ]  Other
Account
Registration:
                     ___________________________________________________________
                     NAME     SOCIAL SECURITY NUMBER OR TAX ID# OF PRIMARY OWNER

                     ___________________________________________________________
                     NAME OF JOINT OWNER

                     ___________________________________________________________
                     JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #

                     For joint accounts, the account registrants will  be  joint tenants  with right of  survivorship  and  not  tenants  in common unless  tenants  in  common  or  community  property
                     registrations   are  requested.
------------------
GIFT TO MINOR        [ ] UNIFORM  GIFTS/TRANSFER  TO MINOR'S ACT
------------------
                     ___________________________________________________________
                     NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                     ___________________________________________________________
                     NAME OF MINOR (ONLY ONE PERMITTED)

                     ___________________________________________________________
                     MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH
------------------
CORPORATION
PARTNERSHIP, TRUST   ___________________________________________________________
OR OTHER ENTITY:     NAME OF CORPORATION, PARTNERSHIP, OR OTHER NAME(S) OF
------------------   TRUSTEE(S)

                     ___________________________________________________________
                     TAXPAYER IDENTIFICATION NUMBER

                     ___________________________________________________________
                     STREET OR P.O. BOX AND/OR APARTMENT NUMBER

2                    ___________________________________________________________
MAILING              CITY                            STATE            ZIP CODE
ADDRESS:
                     ___________________________________________________________
                     DAY PHONE NUMBER             EVENING PHONE NUMBER

                     Minimum initial investment of $20,000.
3                    Amount of investment $___________
INVESTMENT
INFORMATION:         Make the check payable to Schneider  Small Cap Value Fund.

                     Shareholders may  not  purchase shares  of this Fund with a check  issued  by  a  third party and endorsed over  to the
                     Fund.
----------------
DISTRIBUTION         NOTE: Dividends and capital gains may be reinvested or paid
OPTIONS:             by check. If no options are selected below, both  dividends
----------------     and capital gains will be  reinvested  in  additional  Fund shares.

                     DIVIDENDS:         Pay by check [ ]     Reinvest [ ]
                     CAPITAL GAINS:     Pay by check [ ]     Reinvest [ ]

                     To use this option, you must initial the  appropriate  line
4                    below.
TELEPHONE            I authorize the Transfer Agent to accept instructions  from
REDEMPTION:          any persons to redeem or  exchange  shares in my account(s)
                     by  telephone  in   accordance  with  the   procedures  and
                     conditions set forth in the Fund's current prospectus.

                     __________________           ____________________
                     individual initial              joint initial

                     Redeem shares, and send the proceeds to the address of record.

----------------     ___________________________________________________________
BANK OF RECORD       BANK NAME                        STREET ADDRESS OR P.O. BOX
----------------
                     ___________________________________________________________
                     CITY                          STATE                ZIP CODE

                     ___________________________________________________________
                     BANK ABA NUMBER                         BANK ACCOUNT NUMBER

5                    THE UNDERSIGNED WARRANTS THAT I  (WE) HAVE  FULL  AUTHORITY
SIGNATURES           AND, IF A NATURAL PERSON, I (WE) AM (ARE) OF LEGAL  AGE  TO
                     PURCHASE SHARES PURSUANT TO  THIS ACCOUNT  APPLICATION, AND
                     I (WE) HAVE RECEIVED A CURRENT PROSPECTUS  FOR THE  FUND IN
                     WHICH I (WE) AM (ARE) INVESTING.

                     UNDER THE INTEREST AND DIVIDEND TAX COMPLIANCE ACT OF 1983, THE FUND IS REQUIRED TO HAVE THE FOLLOWING CERTIFICATION:

                     UNDER PENALTIES OF PERJURY, I CERTIFY THAT:

                     (1) THE NUMBER SHOWN ON THIS FORM  IS  MY  CORRECT TAXPAYER
                         IDENTIFICATION NUMBER (OR I AM WAITING FOR A NUMBER TO BE ISSUED TO ME), AND

                     (2) I AM  NOT  SUBJECT  TO  BACKUP WITHHOLDING BECAUSE  (A)
                         I AM EXEMPT FROM BACKUP WITHHOLDING, OR (B) I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I AM SUBJECT TO 31% BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR
                         (C) THEIRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING.

                     (3) I AM A U.S. PERSON (INCLUDING A U.S. RESIDENT ALIEN).

                     NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION REQUIRED TO AVOID BACKUP WITHHOLDING.

                     ___________________________________________________________
                     SIGNATURE OF APPLICANT                    DATE

                     ___________________________________________________________
                     PRINT NAME                        TITLE (IF APPLICABLE)

                     ___________________________________________________________
                     SIGNATURE OF JOINT OWNER                  DATE

                     ___________________________________________________________
                     PRINT NAME                        TITLE (IF APPLICABLE)

                     (If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

                     For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 1-888-520-3277.

                     MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:
                                             THE SCHNEIDER SMALL CAP VALUE FUND
                                             C/O PFPC INC.
                                             P.O. BOX 8945
                                             WILMINGTON,DE 19899-8945

                           NOT PART OF THE PROSPECTUS

                       THIS PAGE INTENTIONALLY LEFT BLANK

MANAGEMENT OF THE FUND
________________________________________________________________________________

INVESTMENT ADVISER


         Schneider Capital Management Company, located at 460 East Swedesford Road, Suite 1080, Wayne, PA 19087, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management of approximately $1.30 billion as of September 30, 2001. Schneider Capital Management Company is 100% employee-owned, and was founded in 1996.

         For the fiscal year ended August 31, 2001, the Adviser received 0.22% of the Fund's average net assets in investment advisory fees from the Fund.


PORTFOLIO MANAGER

         The President and Chief Investment Officer of the Adviser, Arnold C. Schneider III, is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Schneider founded the Adviser in 1996, and has managed the Fund since its inception. Prior to 1996, he was a senior vice president and partner of Wellington Management Company, where he was responsible for institutional accounts and mutual fund portfolios since 1987.

                            -----------------------
                                  SHAREHOLDERS
                            -----------------------


Distribution                -----------------------
and                          PRINCIPAL DISTRIBUTOR
Shareholder
Services                    PFPC DISTRIBUTORS, INC.
                               3200 HORIZON DRIVE
                           KING OF PRUSSIA, PA 19406

                        Distributes shares of the Fund.
                            -----------------------


                             -----------------------
                                 TRANSFER AGENT

                                    PFPC INC.
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809

                     Handles shareholder services, including
                 record-keeping and statements, distribution of
               dividends and processing of buy and sell requests.
                             -----------------------

Asset                        -----------------------
Management                      INVESTMENT ADVISER

                                SCHNEIDER CAPITAL
                                MANAGEMENT COMPANY
                       460 EAST SWEDESFORD ROAD, SUITE 1080
                                 WAYNE, PA 19087

                    Manages the Fund's business and investment
                                   activities.
                             -----------------------

                             -----------------------
                                    CUSTODIAN

                               PFPC TRUST COMPANY
                               8800 TINICUM BLVD.
                                    SUITE 200
                             PHILADELPHIA, PA 19153

              Holds the Fund's assets, settles all portfolio trades
              and collects most of the valuation data required for
                 calculating the Fund's net asset value ("NAV").
                             -----------------------

Fund                         -----------------------
Operations                    ADMINISTRATOR AND FUND
                                 ACCOUNTING AGENT
                                    PFPC INC.
                               400 BELLEVUE PARKWAY
                               WILMINGTON, DE 19809

                   Provides facilities, equipment and personnel
                   to carry out administrative services related
               to the Fund and calculates the Fund's NAV, dividends
                                and distributions.
                            -----------------------

                             -----------------------
                               BOARD OF DIRECTORS

                        Supervises the Fund's activities.
                             -----------------------

SHAREHOLDER INFORMATION
________________________________________________________________________________

PRICING OF FUND SHARES

         Shares of the Fund are priced at their net asset value ("NAV"). The NAV of the Fund is calculated as follows:

                          Value of Assets Attributable to a Class
            NAV =       - Value of Liabilities Attributable to the Same Class
                          ---------------------------------------------------
                          Number of Outstanding Shares of the Class

         The Fund's NAV is calculated as of the close of regular trading hours (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange (the "NYSE") is open for business. The Fund will effect purchases or redemptions of Fund shares at the next NAV calculated after receipt of your order or request in proper form as described below under "Initial Investment by Mail."


         Equity securities held by the Fund are valued using the closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. If the last sale price is unavailable, the mean of the last available bid and asked price is normally used. Debt securities held by the Fund generally are valued based on quoted bid prices. Short term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. If market quotations are unavailable or if an event occurs after the close of an exchange that is expected to materially affect the value of a security held by the Fund, securities and other assets will be valued at fair value as determined in good faith by the Adviser according to procedures adopted by the Fund's Board of Directors.


         If the Fund holds foreign equity securities, the calculation of the Fund's NAV will not occur at the same time as the determination of the value of the foreign equity securities in the Fund's portfolio, since these securities are traded on foreign exchanges. Additionally if the foreign equity securities held by the Fund trade on days when the Fund does not price its shares, the NAV of the Fund's shares may change when shareholders will not be able to purchase or redeem the Fund's shares. As a result, the Fund's pricing may not reflect fluctuations in the value of foreign securities.

PURCHASE OF FUND SHARES

         Shares are offered on a continuous basis and are sold without any sales charges. You may purchase Fund Shares directly from the Fund at the NAV per share next calculated after your order is received by the Transfer Agent in proper form. After an initial purchase is made, the Transfer Agent will set up an account for you on the Fund's records, which will show all of your transactions and the balance of the shares you own. You can only purchase shares on days the NYSE is open and through the means described below. Initial investments in the Fund must be at least $20,000, and subsequent minimum investments must be at least $2,500. For purposes of meeting the minimum initial purchase, clients which are part of endowments, foundations or other related groups may be aggregated. The Fund's officers are authorized to waive the minimum initial and subsequent investment requirements.

         Investors may be charged a fee if they effect transactions through a broker or agent. Brokers and other intermediaries are authorized to accept orders on the Fund's behalf and those orders will receive the following day's NAV.

         INITIAL INVESTMENT BY MAIL. Subject to acceptance by the Fund, an account may be opened by completing and signing an Account Application and mailing it to the Fund at the address noted below, together with a check payable to Schneider Small Cap Value Fund. Third party endorsed checks or foreign checks will not be accepted.

         Schneider Small Cap Value Fund
         c/o PFPC Inc.
         P.O. Box 8945
         Wilmington, DE 19899

         Subject to acceptance by the Fund, payment for the purchase of shares received by mail will be credited to a shareholder's account at the NAV per share of the Fund next determined after receipt of payment in good order.

         INITIAL INVESTMENT BY WIRE. Subject to acceptance by the Fund, shares may be purchased by wiring federal funds to PNC Bank (see instructions below). A completed Account Application must be forwarded to the Transfer Agent at the address noted above under "Initial Investment by Mail" in advance of the wire. Notification must be given to the Transfer Agent at (888) 520-3277 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) Funds should be wired to:

         PNC Bank, NA
         Philadelphia, Pennsylvania 19103
         ABA# 0310-0005-3
         Account #86-0172-6452
         F/B/O Schneider Small Cap Value Fund
         Ref. (Shareholder's Name; Account Number)

         Federal funds purchases will be accepted only on a day on which the Fund and PNC Bank, NA are open for business.

         ADDITIONAL INVESTMENTS. Additional investments may be made at any time ($2,500 minimum) by purchasing shares at NAV by mailing a check to the Transfer Agent at the address noted above under "Initial Investment by Mail" (payable to Schneider Small Cap Value Fund) or by wiring monies to the custodian bank as outlined above under "Initial Investment by Wire." Notification must be given to the Transfer Agent at (888) 520-3277 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected, which may take up to fifteen days from the purchase date.

         OTHER PURCHASE INFORMATION. The Fund reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund.

         Purchases of the Fund's shares will be made in full and fractional shares of the Fund calculated to three decimal places.

REDEMPTION OF FUND SHARES

         You may redeem Shares of the Fund at the next NAV calculated after a redemption request is received by the Transfer Agent in proper form. You can only redeem shares of the Fund on days the NYSE is open and through the means described below.

         You may redeem Shares of the Fund by mail, or, if you are authorized, by telephone. The value of shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by the Fund. There is no charge for redemptions of shares held for more than 1 year.

         REDEMPTION BY MAIL. Your redemption requests should be addressed to Schneider Small Cap Value Fund, c/o PFPC Inc., P.O. Box 8945, Wilmington, DE 19899 and must include:

         o a letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

         o any required signature guarantees, which are required when (i) the redemption request proceeds are to be sent to someone other than the registered shareholder(s), (ii) the redemption request is for $10,000 or more, or (iii) a share transfer request is made. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

         o other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

         REDEMPTION BY TELEPHONE. In order to utilize the Telephone Redemption Option, you must indicate that option on your Account Application. You may then initiate a redemption of shares by calling the Transfer Agent at (888) 520-3277 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the Telephone Redemption Option is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and shareholders, not the Fund or its Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Fund or its Transfer Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

         TRANSACTION FEE ON CERTAIN REDEMPTIONS. The Fund requires the payment of a transaction fee on redemptions of Shares held for less than one year equal to 1.75% of the net asset value of such Shares redeemed at the time of redemption. This additional transaction fee is paid to the Fund, NOT to the adviser, distributor or transfer agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. These costs include: (1) brokerage costs; (2) market impact costs -- i.e., the decrease in market prices which may result when the Fund sells certain securities in order to raise cash to meet the redemption request; (3) the realization of capital gains by the other shareholders in the Fund; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The 1.75% amount represents the Fund's estimate of the brokerage and other transaction costs which may be incurred by the Fund in disposing of stocks in which the Fund may invest. Without the additional transaction fee, the Fund would generally be selling its shares at a price less than the cost to the Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Fund. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions. For purposes of this redemption feature, shares purchased first will be considered to be shares first redeemed.

         SYSTEMATIC WITHDRAWAL PLAN. If your account has a value of at least $20,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Transfer Agent at P.O. Box 8945, Wilmington Delaware 19899. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, Shares will be redeemed in such amount as is necessary at the redemption price. The systematic withdrawal of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a systematic withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

         You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect. You will receive a confirmation of each transaction showing the sources of the payment and the Share and cash balance remaining in your account. The Systematic Withdrawal Plan may be terminated on written notice by the shareholder or by the Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund's transfer agent at least ten Business Days prior to the end of the month preceding a scheduled payment.

         OTHER REDEMPTION INFORMATION. Redemption proceeds for shares of the Fund recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

         If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by the Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The Fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act of 1940, so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

         INVOLUNTARY REDEMPTION. The Fund reserves the right to redeem your account at any time the net asset value of the account falls below $5,000 as the result of a redemption or an exchange request.

         You will be notified in writing that the value of your account is less than $5,000 and will be allowed 30 days to make additional investments before the redemption is processed.

DIVIDENDS AND DISTRIBUTIONS

         The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless you elect otherwise.

         The Fund will declare and pay dividends from net investment income annually and pays them in the calendar year in which they are declared. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

TAXES

         FEDERAL TAXES. The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions (other than exempt-interest dividends, discussed below) will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

         You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of a portion of your purchase price. This is known as "buying into a dividend."

         You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

         Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.


         Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.


         The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

         The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.


         STATE AND LOCAL TAXES. Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareowners should consult their tax advisers regarding the tax status of distributions in their state and locality.

NO  PERSON  HAS  BEEN   AUTHORIZED   TO  GIVE  ANY   INFORMATION   OR  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                       THE SCHNEIDER SMALL CAP VALUE FUND

FOR MORE INFORMATION:

         This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Schneider Small Cap Value Fund is available free, upon request, including:


ANNUAL/SEMI-ANNUAL REPORT

         These reports contain additional information about the Fund's investments, describe the Fund's performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


         A Statement of Additional Information, dated December 18, 2001 has been filed with the Securities and Exchange Commission. The SAI, which includes additional information about the Schneider Small Cap Value Fund, may be obtained free of charge, along with the Schneider Small Cap Value Fund annual and semi-annual reports, by calling (888) 520-3277. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally considered a part of this Prospectus).


SHAREHOLDER ACCOUNT SERVICE REPRESENTATIVES

         Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday-Friday. Call: (888) 520-3277.

PURCHASES AND REDEMPTIONS

         Call your registered representative or (888) 520-3277.

WRITTEN CORRESPONDENCE

         Post Office Address:       Schneider Small Cap Value Fund
                                    c/o PFPC Inc., PO Box 8945
                                    Wilmington, DE 19899

         Street Address:            Schneider Small Cap Value Fund,
                                    c/o PFPC Inc., 400 Bellevue Parkway
                                    Wilmington, DE 19809

SECURITIES AND EXCHANGE COMMISSION (SEC)


         You may also view and copy information about The RBB Fund, Inc. and the Fund, including the SAI, by visiting the SEC's Public Reference Room in Washington, D.C. or the EDGAR Database on the SEC's Internet site at
www.sec.gov. You may also obtain copies of Fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: PUBLICINFO@SEC.GOV, or by sending your written request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102. You may obtain information on the operation of the public reference room by calling the SEC at 1-202-942-8090.




                   INVESTMENT COMPANY ACT FILE NO. 811-05518

================================================================================



                                      BOGLE
                                   INVESTMENT
                                   MANAGEMENT




================================================================================
                              SMALL CAP GROWTH FUND

                              OF THE RBB FUND, INC.
================================================================================





                                   PROSPECTUS



                                DECEMBER 18, 2001



The securities described in this prospectus have been registered with the Securities and Exchange Commission (SEC). The SEC, however, has not judged these securities for their investment merit and has not determined the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a criminal offense.


================================================================================

================================================================================


                                TABLE OF CONTENTS


A LOOK AT GOALS, STRATEGIES, RISKS AND FINANCIAL HISTORY.

     FUND DESCRIPTION


     Investment Goal ........................................................ 1
     Primary Investment Strategies .......................................... 1
     Key Risks .............................................................. 1
     Risk/Return Information ................................................ 2
     Expenses and Fees ...................................................... 3
     Financial Highlights ................................................... 5
     Additional Information on the Fund's Investment Objective
        and Principal Strategies ............................................ 6
     Risks of Investing in the Fund ......................................... 7


DETAILS ON THE MANAGEMENT AND OPERATIONS OF THE FUND.

     MANAGEMENT OF THE FUND


     Investment Adviser ..................................................... 8
     Service Provider Chart ................................................. 9


POLICIES AND INSTRUCTIONS FOR OPENING, MAINTAINING
AND CLOSING AN ACCOUNT IN THE FUND.

     SHAREHOLDER INFORMATION


     Pricing of Fund Shares .................................................10
     Purchase of Fund Shares ................................................10
     Redemption of Fund Shares ..............................................12
     Dividends and Distributions ............................................14
     Taxes ..................................................................15
     Considerations for Taxable Investors ...................................16
     FOR MORE INFORMATION .......................................... Back Cover


================================================================================

                           BOGLE INVESTMENT MANAGEMENT

                              SMALL CAP GROWTH FUND
                                  (THE "FUND")

--------------------------------------------------------------------------------
INVESTMENT GOAL
--------------------------------------------------------------------------------

The Fund's investment objective is to provide long-term capital appreciation.

--------------------------------------------------------------------------------
PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


The Fund will seek to achieve its objective by investing, at the time of purchase, at least 65% of the assets of the portfolio in the stocks of U.S. companies with market capitalizations under $2.0 billion ("Small Cap Stocks") that Bogle Investment Management (the "Adviser") believes are likely to appreciate more than the Russell 2000 Index as defined below. The Fund will primarily invest in securities principally traded in the U.S. markets. In seeking this objective, the Fund attempts to achieve a total return greater than the total return of the Russell 2000 Index.


--------------------------------------------------------------------------------
KEY RISKS
--------------------------------------------------------------------------------

o Common stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. Therefore, you could lose money by investing in the Fund.

o The Fund will invest in Small Cap Stocks that may be more volatile than investments in issuers with a market value greater than $2.0 billion. Issuers of Small Cap Stocks are not as diversified in their business activities as issuers with market values greater than $2.0 billion and are more susceptible to changes in the business cycle.

o The net asset value of the Fund will change with changes in the market value of its portfolio positions.

o Although the Fund will invest in stocks that the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

For more detail on the principal risks summarized here, please see "Risks of Investing in the Fund."

--------------------------------------------------------------------------------
RISK/RETURN INFORMATION
--------------------------------------------------------------------------------

The chart, supplemental information and table below give you a picture of the variability of the Fund's performance. The chart, supplemental information and table assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced.

ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2000

                                 INVESTOR CLASS


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                     26.83%

                                      2000


     YEAR TO DATE TOTAL RETURN FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001:
     (8.05)%

     BEST AND WORST QUARTERLY PERFORMANCE (FOR THE YEAR ENDED DECEMBER 31, 2000)
         BEST QUARTER: 16.08% (QUARTER ENDED 3/31/00)
         WORST QUARTER: (3.52)% (QUARTER ENDED 12/31/00)

                                    AVERAGE ANNUAL TOTAL RETURNS -- COMPARISON AS OF DECEMBER 31, 2000
                               -----------------------------------------------------------------------
                                                  1 YEAR                SINCE INCEPTION
                                                  --------              ---------------
     Bogle Investment Management
         Small Cap Growth Fund*
           Investor Class                          26.83%                     49.03%
           Institutional Class                     26.81%                     49.09%
     Russell 2000 Index**                          (3.02)%                    11.68%

     * Commenced operations on October 1, 1999.

    ** The Russell 2000 is an index of stocks 1001 through 3000 in the Russell
       3000 Index as ranked by total market capitalization.

--------------------------------------------------------------------------------
EXPENSES AND FEES
--------------------------------------------------------------------------------

As a shareholder, you pay certain fees and expenses. Annual Fund operating expenses are paid out of Fund assets and are reflected in the Fund's price.



The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is based on expenses for the most recent fiscal year ended August 31, 2001.

                                                    INSTITUTIONAL        INVESTOR
                                                       SHARES              SHARES (1)
                                                    -------------        ------------
ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from Fund assets)(2)

Management fees ...................................      1.00%               1.00%
Distribution (12b-1) fees .........................      None                None
Other expenses(3) .................................      0.68%               0.78%
                                                        -----               -----
Total annual Fund operating expenses ..............      1.68%               1.78%
Fee waivers/reimbursements(4) .....................     (0.43)%             (0.43)%
                                                        -----               -----
Net expenses ......................................      1.25%               1.35%
                                                        =====               =====


(1) The Fund's Shareholder Servicing Plan permits the Fund to pay fees to Shareholder Servicing Agents at an annual rate of up to 0.25% of the average daily net asset value of Investor Shares for which such Shareholder Servicing Agents provide services for the benefit of customers. Shareholder Servicing fees are included in the Fund's "Other expenses."

(2) Annual Fund Operating Expenses are based on expenses expected to be incurred in the current fiscal period.

(3) "Other expenses" include audit, administration, custody, shareholder servicing, legal, registration, transfer agency and miscellaneous other charges for Institutional and Investor Shares. "Other expenses" are based on estimated amounts for the current fiscal year.


(4) These fees have been waived by the Adviser until December 31, 2002 to maintain total expenses at 1.25% and 1.35% of average net assets for the Institutional and Investor class, respectively, as part of a contractual arrangement with the Fund. The Adviser, in its discretion, has the right to extend this waiver.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 in the Fund over the various time periods indicated. The example assumes that:

o you reinvested all dividends and distributions

o the average annual total return was 5%


o the percentage amounts charged in "Total annual Fund operating expenses" for Institutional and Investor Shares remain the same over the time periods, except for the expiration of the fee waivers and reimbursements on December 31, 2002


o you redeemed all of your investment at the end of the time period.

Although your actual cost may be higher or lower, based on these assumptions your costs would be:


                                    1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                    ------      -------     -------    --------
            Institutional Shares      $127        $488        $872       $1,951
            Investor Shares           $137        $518        $924       $2,059



The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).


                                                                                                     FOR THE PERIOD
                                                                            FOR THE                 OCTOBER 1, 1999*
                                                                           YEAR ENDED                   THROUGH
                                                                         AUGUST 31, 2001            AUGUST 31, 2000
                                                                   ----------------------------------------------------
                                                                   INSTITUTIONAL    INVESTOR  INSTITUTIONAL   INVESTOR
                                                                        CLASS         CLASS        CLASS        CLASS
                                                                   -------------   ---------  -------------  ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .............................    $ 20.91       $ 20.89      $ 12.00      $ 12.00
                                                                      -------       -------      -------      -------
Net investment loss(1)** .........................................      (0.07)        (0.09)       (0.05)       (0.06)
Net realized and unrealized gain (loss) on
   investments(2)** ..............................................      (0.66)        (0.65)        8.96         8.95
                                                                      -------       -------      -------      -------
Net increase (decrease) in net assets resulting
   from operations ...............................................      (0.73)        (0.74)        8.91         8.89
                                                                      -------       -------      -------      -------
Distributions to shareholders from:
Net realized capital gains .......................................      (0.66)        (0.66)        0.00         0.00
                                                                      -------       -------      -------      -------
Net asset value, end of period ...................................    $ 19.52       $ 19.49      $ 20.91      $ 20.89
                                                                      =======       =======      =======      =======

Total investment return(3) .......................................      (3.39)%       (3.45)%      74.25%       74.08%
                                                                      =======       =======      =======      =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ........................    $36,526       $54,255       $5,593      $19,358
Ratio of expenses to average net assets(1)(4) ....................       1.25%         1.35%        1.25%        1.35%
Ratio of expenses to average net assets without
   waivers and expense reimbursements(4) .........................       1.68%         1.78%        3.91%        4.01%
Ratio of net investment loss to average net assets(1)(4) .........      (0.36)%       (0.46)%      (0.58)%      (0.68)%
Portfolio turnover rate ..........................................     125.99%       125.99%       94.31%       94.31%

--------------------------------------------------------------------------------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amounts shown for each share outstanding throughout the respective period are not in accordance with the changes in the aggregate gains and losses on investments during the respective period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective period.
(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns are not annualized.
(4)  Annualized.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE AND
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------


The investment objective of the Fund is to provide long-term capital appreciation. In seeking this objective, the Fund attempts to achieve a total return greater than the total return of the Russell 2000 Index. The Russell 2000 is an index of stocks 1001 through 3000 in the Russell 3000 Index as ranked by total market capitalization. The Fund attempts to achieve its objective by taking long positions in Small Cap Stocks that the Adviser believes are undervalued given their future earnings growth prospects. The Fund will primarily invest in securities principally traded in the U.S. markets. The Fund may also invest in futures contracts and options on futures contracts as an alternative to purchasing a specified type of security.


The Adviser will determine the size of each position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Company's Board of Directors can change the investment objective of the Fund. However, shareholders will be given notice before any change is made.

The Fund's long positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States as sponsored American Depositary Receipts ("ADRs"). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. The ADRs may not necessarily be denominated in the same currency as the foreign securities underlying the ADRs. The Fund will not invest directly in equity securities that are principally traded outside of the United States.

In addition to investments expected to meet the preceding criteria, the Fund may also invest in certain instruments related to the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") and the Russell 2000 Index (described above). The S&P 500 Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative values to the stocks included in the index, weighted according to each stock's total market value relative to the total market value of the other stocks included in such index. The Fund may invest in S&P 500 Index futures, options on S&P 500 Index futures, Russell 2000 Index futures and equity swap contracts.

The Fund may hold cash or cash equivalents pending investment or to meet redemption requests. In addition, for defensive purposes due to abnormal market or economic situations, as determined by the Adviser, the Fund may reduce its holdings in other securities and invest up to 100% of its assets in cash or certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) interest-bearing instruments or deposits of United States and foreign issuers. Such investments may include, but are not limited to, commercial paper, certificates of deposit, variable or floating rate notes, bankers' acceptances, time deposits, government securities and money-market deposit accounts. To the extent the Fund employs a temporary investment strategy, the Fund may not achieve its investment objective.

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

GENERAL

There can be no assurance that the investment methodology employed will satisfy the Fund's objective of long-term capital appreciation. Additionally, an investment in the Fund will be subject to the risk of poor stock selection by the Adviser. In other words, the Adviser may not be successful in executing its strategy and may invest in stocks that underperform the market.


The value of the fixed income securities held by the Fund, and thus the net asset value of the shares of the Fund, generally will vary inversely in relation to changes in prevailing interest rates.


The value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting the Fund's portfolio. Investment in shares of the Fund is more volatile and risky than some other forms of investment.


SECURITIES OF SMALL COMPANIES

Investments in common stocks in general are subject to market, economic and business risks that will cause their price to fluctuate over time. While securities of small market value companies may offer greater opportunity for capital appreciation than the securities of larger companies, investment in smaller companies presents greater risks than investment in larger, more established companies. Historically, small market value stocks have been more volatile in price than larger market value stocks. Among the reasons for the greater price volatility of small market value stocks are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in or failure of management and changes in competitive, business, industry and economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. You should therefore expect that the price of the Fund's shares will be more volatile than the shares of a fund that invests in larger capitalization stocks. Additionally, while the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. The Fund should not be considered suitable for you if you are unable or unwilling to assume the risks of loss associated with such an investment program, nor should investment in the Fund be considered a balanced or complete investment program.

                             MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Fund's investment adviser is Bogle Investment Management, L.P., whose principal address is 57 River Street, Suite 206, Wellesley, Massachusetts 02481 (the "Adviser"). The Adviser manages the Fund's business and investment activities, subject to the authority of the Fund's Board of Directors. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts.


For the year ended August 31, 2001, the Adviser received 0.84% of the Fund's average net assets in investment advisory fees from the Fund.


PORTFOLIO MANAGER

John C. Bogle, Jr. serves as portfolio manager of the Fund. Mr. Bogle founded the Adviser in 1999 and currently serves as its President. From 1990 to 1999, Mr. Bogle was a Managing Director of Numeric Investors, LP, a quantitative investment management firm.

The following chart shows the Fund's other service providers and includes their addresses and principal activities.

                            -------------------------
                                  SHAREHOLDERS
                            -------------------------
Distribution and
Shareholder
Services
     ----------------------------------     ----------------------------------
            PRINCIPAL DISTRIBUTOR                     TRANSFER AGENT


           PFPC Distributors, Inc.                       PFPC Inc.

             3200 Horizon Drive                    400 Bellevue Parkway

          King of Prussia, PA 19406                Wilmington, DE 19809

     Distributes shares of the Fund and     Handles shareholder services,
     contracts with Shareholder             including recordkeeping and
     Servicing Agents who distribute        statements, distribution of
     and redeem Investor Shares and/or      dividends and processing of buy
     provide various services to            and sell requests.
     beneficial owners of Investor          ----------------------------------
     Shares.
     ----------------------------------


Asset
Management
      ----------------------------------    ----------------------------------
             INVESTMENT ADVISER                          CUSTODIAN

       Bogle Investment Management, L.P.            PFPC Trust Company

                57 River Street                   8800 Tinicum Boulevard

                   Suite 206                             Suite 200

              Wellesley, MA 02481                 Philadelphia, PA 19153

       Manages the Fund's business and      Holds the Fund's assets, settles
           investment activities.           all portfolio trades and collects
      ----------------------------------    most of the valuation data
                                            required for calculating the
                                            Fund's net asset value ("NAV").
                                            ----------------------------------

Fund
Operations
     ----------------------------------
              ADMINISTRATOR AND
            FUND ACCOUNTING AGENT

                  PFPC Inc.

            400 Bellevue Parkway

            Wilmington, DE 19809

     Provides facilities, equipment and
     personnel to carry out
     administrative services related to
     the Fund and calculates the Fund's
     NAV, dividends and distributions.
     ----------------------------------

                       ----------------------------------
                               BOARD OF DIRECTORS
                        Supervises the Fund's Activities
                       ----------------------------------

                             SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------
PRICING OF FUND SHARES
--------------------------------------------------------------------------------

Shares of the Fund are priced at their net asset value ("NAV"). The NAV of the Fund is calculated as follows:


                             Value of Assets Attributable to a Class
             NAV      =    - Value of Liabilities Attributable to the same Class
                           -----------------------------------------------------
                             Number of Outstanding Shares of the Class


The Fund's NAV is calculated as of the close of regular trading hours (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange (the "NYSE") is open for business. The Fund will effect purchases or redemptions of Fund shares at the next NAV calculated after receipt of your order or request in proper form.


Equity securities held by the Fund are valued using the closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. If the last sale price is unavailable, the mean of the last available bid and asked price is normally used. Debt securities held by the Fund generally are valued based on quoted bid prices. Short term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. If market quotations are unavailable or if an event occurs after the close of an exchange that is expected to materially affect the value of a security held by the Fund, securities and other assets will be valued at fair value as determined in good faith by the Adviser according to procedures adopted by the Fund's Board of Directors.


--------------------------------------------------------------------------------
PURCHASE OF FUND SHARES
--------------------------------------------------------------------------------

PURCHASE OF INSTITUTIONAL SHARES THROUGH AN INSTITUTIONAL ORGANIZATION

Institutional Shares of the Fund may be sold to corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others ("Institutional Organizations"). If you purchase Institutional Shares through an Institutional Organization, you may be charged a transaction-based fee or other fee for the services of such organization. Each Institutional Organization is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases. Customers of Institutional Organizations should read this prospectus in light of the terms governing accounts with their Institutional Organization. The Fund does not pay to or receive compensation from Institutional Organizations for the sale of Institutional Shares.


PURCHASE OF INVESTOR SHARES THROUGH A SHAREHOLDER SERVICING AGENT

Purchase orders for Investor Shares may be placed through a financial intermediary ("Shareholder Servicing Agent"). Investor Shares are subject to such investment minimums and other terms and conditions as may be imposed by Shareholder Servicing Agents from time to time. Shareholder Servicing Agents may offer additional services to their customers. For further information as to how to direct a Shareholder Servicing Agent to purchase Investor Shares of the Fund on your behalf, you should contact your Shareholder Servicing Agent or the Fund's Distributor.

PURCHASE OF INSTITUTIONAL AND INVESTOR SHARES THROUGH THE FUND'S TRANSFER AGENT

You may also purchase Institutional and Investor Shares directly from the Fund at the NAV per share next calculated after your order is received by the Transfer Agent in proper form. After an initial purchase is made, the Transfer Agent will set up an account for you on the Fund's records, which will show all of your transactions and the balance of the shares you own. You can only purchase shares on days the Exchange is open and through the means described below. The Fund's officers are authorized to waive the minimum initial and subsequent investment requirements.


INITIAL INVESTMENT BY MAIL. Subject to acceptance by the Fund, an account may be opened by completing and signing an Account Application and mailing it to the Fund at the address noted below, together with a check ($1,000,000 minimum for Institutional Shares and $10,000 minimum for Investor Shares ($2,000 minimum for IRA accounts accepted for investor shares)) payable to Bogle Investment Management Small Cap Growth Fund:


Bogle Investment Management Small Cap Growth Fund
c/o PFPC Inc.
P.O. Box 8713
Wilmington, DE 19899


or FedEx to:
Bogle Investment Management Small Cap Growth Fund
c/o PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809


Subject to acceptance by the Fund, payment for the purchase of shares received by mail will be credited to a shareholder's account at the NAV per share of the Fund next determined after receipt. Such payment need not be converted into federal funds (monies credited to the Fund's custodian bank by a Federal Reserve
Bank) before acceptance by the Fund. No third party endorsed checks (including checks issued by credit card companies) or foreign checks will be accepted as payment for shares.

INITIAL INVESTMENT BY WIRE. Subject to acceptance by the Fund, shares may be purchased by wiring federal funds ($1,000,000 minimum for Institutional Shares and $10,000 minimum for Investor Shares ($2,000 minimum for IRA accounts accepted for investor shares)) to PNC Bank, NA (see instructions below). A completed Account Application should be forwarded to the Fund at the address noted above under "Initial Investment by Mail" in advance of the wire. Notification must be given to the Fund at 1-877-264-5346 prior to 4:00 p.m., New York time, on the business day prior to the wire date. (Prior notification must also be received from investors with existing accounts.) Funds should be wired to:


PNC Bank, NA
Philadelphia, Pennsylvania
ABA# 0310-0005-3
Account # 86-1282-3004
F/B/O Bogle Investment Management Small Cap Growth Fund
Ref. (Account Number)

Federal funds purchases will be accepted only on a day on which the Fund and PNC Bank, NA are open for business.

ADDITIONAL INVESTMENTS. Additional investments may be made at any time ($5,000 minimum for Institutional Shares and $250 minimum for Investor Shares ($100 minimum for IRA accounts accepted for investor shares)) by purchasing shares at NAV by mailing a check to the Fund at the address noted above under "Initial Investment by Mail" (payable to Bogle Investment Management Small Cap Growth
Fund) or by wiring monies to the custodian bank as outlined above under "Initial Investment by Wire." Notification must be given to the Fund at 1-877-264-5346 prior to 4:00 p.m., New York time, on the business day prior to the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected, which may take up to fifteen days from the purchase date.


AUTOMATIC INVESTMENT PLAN. Additional investments in shares of the fund may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through the Automatic Investment Plan. Investors who would like to participate in the Automatic Investment Plan should call the Fund to receive the appropriate forms at 1-877-264-5346, or complete the appropriate section of the account application. The minimum initial investment for the Automatic Investment Plan is $10,000 for investor shares and $1,000,000 for institutional shares. Minimum monthly payments are $100 for the investor class and $1,000 for the institutional class, and minimum quarterly payments are $300 and $3,000 respectively.

OTHER PURCHASE INFORMATION

The Fund reserves the right, in its sole discretion, to suspend the offering of Institutional and Investor Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Fund.

Purchases of the Fund's shares will be made in full and fractional shares of the Fund calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except at the written request of the shareholder. Certificates for fractional shares, however, will not be issued.

Shares may be purchased and subsequent investments may be made by principals and employees of the Adviser, and by their family members, either directly or through their individual retirement accounts, and by any pension and profit-sharing plan of the Adviser, without being subject to the minimum investment limitation.

--------------------------------------------------------------------------------
REDEMPTION OF FUND SHARES
--------------------------------------------------------------------------------

You may redeem Institutional and Investor Shares of the Fund at the next NAV calculated after a redemption request is received by the Transfer Agent in proper form. You can only redeem shares of the Fund on days the Exchange is open and through the means described below.


You may redeem Institutional and Investor Shares of the Fund by mail, or, if you are authorized, by telephone. No charge is made for redemptions. The value of shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by the Fund.

REDEMPTION BY MAIL. Your redemption requests should be addressed to Bogle Investment Management Small Cap Growth Fund, c/o PFPC Inc., P.O. Box 8713, Wilmington, DE 19899 and must include:


o the share certificates, if issued;

o a letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

o any required signature guarantees, which are required when (i) the redemption request proceeds are to be sent to someone other than the registered shareholder(s), (ii) the redemption request is for $10,000 or more, or (iii) a share transfer request is made. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

o other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

REDEMPTION BY TELEPHONE. In order to utilize the Telephone Redemption Option, you must indicate that option on your Account Application. You may then initiate a redemption of shares by calling the Fund at 1-877-264-5346 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. Shares cannot be redeemed by telephone if share certificates are held for those shares. If the Telephone Redemption Option is authorized, the Fund and its Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Fund or its Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and shareholders, not the Fund or its Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Fund or its Transfer Agent to be genuine. The Fund will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Fund in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.



INVOLUNTARY REDEMPTION. The Fund reserves the right to redeem a shareholder's account in the Fund at any time the net asset value of the account falls below the minimum initial investment amount as the result of a redemption request. Shareholders will be notified in writing that the value of their account is less than the minimum initial investment amount and will be allowed 30 days to make additional investments before the involuntary redemption is processed.

INVESTOR SHARES

If you purchased Investor Shares through a Shareholder Servicing Agent, you must place all redemption orders for Investor Shares through that Shareholder Servicing Agent in accordance with instructions or limitations pertaining to your account with your Shareholder Servicing Agent. Redemption orders for Investor Shares are effected at the NAV next determined after the order is received by the Fund's Transfer Agent. While no redemption fee is imposed by the Fund, Shareholder Servicing Agents may charge your account for redemption services. You should contact your Shareholder Servicing Agent or the Fund's Transfer Agent for further information regarding redemption of Investor Shares, including the availability of wire or telephone redemption privileges, or whether you may elect to participate in a systematic withdrawal plan.

OTHER REDEMPTION INFORMATION

Redemption proceeds for shares of the Fund recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

Redemption proceeds will ordinarily be paid within seven business days after a redemption request is received by the Transfer Agent in proper form. The Fund may suspend the right of redemption or postpone the date at times when the Exchange or the bond market is closed or under any emergency circumstances as determined by the SEC.

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

The Fund declares and pays dividends of substantially all of its net investment income annually. The Fund distributes, at least annually, substantially all net realized capital gains, if any, earned. The Fund will inform shareholders of the amount and nature of all such income or gains.

Dividends are paid in the form of additional shares of the same class of the Fund, unless you have elected prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing to the Transfer Agent and will become effective with respect to dividends paid after its receipt. Dividends that are otherwise taxable are taxable to you whether received in cash or in additional shares of the Fund. It is anticipated that expenses incurred by each class of shares of the Fund will differ and, accordingly, that the dividends distributed with respect to each class will differ.

--------------------------------------------------------------------------------
TAXES
--------------------------------------------------------------------------------

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize a taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

--------------------------------------------------------------------------------
CONSIDERATIONS FOR TAXABLE INVESTORS
--------------------------------------------------------------------------------

Those investment strategies that require periodic changes to portfolio holdings with the expectation of outperforming equity indices are typically referred to as "active" strategies. These strategies contrast with "passive" ("index") strategies that buy and hold only the stocks in the equity indices. Passive strategies tend to trade infrequently -- only as the stocks in the indices change (largely due to changes in the sizes of the companies in the indices, takeovers or bankruptcies). Most equity mutual funds pursue active strategies, which have higher turnover than passive strategies.

The generally higher portfolio turnover of active investment strategies can adversely affect taxable investors, especially those in higher marginal tax brackets, in two ways. First, short-term capital gains, which often accompany higher turnover investment strategies, are currently taxed at ordinary income rates. Ordinary income tax rates are higher than long-term capital gain tax rates for middle and upper income taxpayers. Thus, the tax liability is often higher for investors in active strategies. Second, the more frequent realization of gains caused by higher turnover investment strategies means that taxes will be paid sooner. Such acceleration of the tax liability is financially more costly to investors. Less frequent realization of capital gains allows the payment of taxes to be deferred until later years, allowing more of the gains to compound before taxes are paid. Consequently, after-tax compound rates of return will generally be higher for taxable investors using investment strategies with very low turnover, compared with high turnover strategies. The difference is particularly large when the general market rates of return are higher than average, such as the last ten years.

Although tax considerations should not typically drive investment decisions, Bogle Investment Management advises all of its investors to consider their ability to allocate tax-deferred assets (such as IRAs and other retirement plans) to active strategies, and taxable assets to lower turnover passive strategies, when considering their investment options.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND

                                  P.O. BOX 8713
                              WILMINGTON, DE 19899
                                 1-877-264-5346

--------------------------------------------------------------------------------
FOR MORE INFORMATION:
--------------------------------------------------------------------------------

This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Fund is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

These reports contain additional information about the Fund's investments, describe the Fund's performance, list portfolio holdings and discuss recent market conditions and economic trends.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


A Statement of Additional Information, dated December 18, 2001 has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Fund and the Fund's semi-annual report, may be obtained free of charge by calling (877)-264-5346. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus (and is legally considered a part of this prospectus).


SHAREHOLDER INQUIRIES

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday-Friday. Call: (877) 264-5346.

PURCHASES AND REDEMPTIONS

Call (877) 264-5346.

WRITTEN CORRESPONDENCE

   Post Office Address:   Bogle Investment Management Small Cap Growth Fund,
                          c/o PFPC Inc., PO Box 8713, Wilmington, DE 19899

        Street Address:   Bogle Investment Management Small Cap Growth Fund,
                          c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, DE
                          19809

SECURITIES AND EXCHANGE COMMISSION (SEC)


You may also view information about The RBB Fund, Inc. and the Fund, including the SAI, by visiting the SEC's Public Reference Room in Washington, D.C. or the EDGAR Database on the SEC's Internet site at www.sec.gov. You may also obtain copies of Fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: PUBLICINFO@SEC.GOV, or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102. You may obtain information on the operation of the public reference room by calling the SEC at 1-202-942-8090.



                    INVESTMENT COMPANY ACT FILE NO. 811-05518

                                 BEDFORD FAMILY

                              OF THE RBB FUND, INC.
                                 (THE "COMPANY")

                             MONEY MARKET PORTFOLIO,
                      MUNICIPAL MONEY MARKET PORTFOLIO AND
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION


                                DECEMBER 18, 2001

         This Statement of Additional Information ("SAI") provides information about the Company's Bedford Classes of the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios (the "Portfolios"). This information is in addition to the information that is contained in the Bedford Family Prospectus dated December 18, 2001 (the "Prospectus").

         This SAI is not a prospectus. It should be read in conjunction with the Prospectus and the Portfolios' Annual Report dated August 31, 2001. The financial statements and notes contained in the Annual Report are incorporated by reference into this SAI. Copies of the Portfolios' Prospectus and Annual Report may be obtained free of charge by telephoning (800) 533-7719.

                                TABLE OF CONTENTS
                                -----------------

                                                                        PAGE
                                                                        ----

GENERAL INFORMATION.........................................................1

INVESTMENT INSTRUMENTS AND POLICIES.........................................1

         Additional Information on Portfolio Investments....................1

         Fundamental Investment Limitations and Policies...................12

         Non-Fundamental Investment Limitations and Policies...............16

MANAGEMENT OF THE COMPANY..................................................17

         Directors and Officers............................................17

         Directors' Compensation...........................................19

         Code of Ethics....................................................20


CONTROL PERSONS............................................................20

INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS...............30

         Advisory and Sub-Advisory Agreements..............................30

         Administration Agreement..........................................32

         Custodian and Transfer Agency Agreements..........................33

         Distribution Agreements...........................................35

PORTFOLIO TRANSACTIONS.....................................................36

ADDITIONAL INFORMATION CONCERNING RBB SHARES...............................37

PURCHASE AND REDEMPTION INFORMATION........................................40

VALUATION OF SHARES........................................................40

PERFORMANCE INFORMATION....................................................42

TAXES .....................................................................44

MISCELLANEOUS..............................................................45

         Counsel ..........................................................45

         Independent Accountants...........................................45

FINANCIAL STATEMENTS.......................................................45


APPENDIX A................................................................A-1

                               GENERAL INFORMATION

         The RBB Fund, Inc. (the "Company") was organized as a Maryland corporation on February 29, 1988 and is an open-end management investment company currently operating or proposing to operate 14 separate investment portfolios. This Statement of Additional Information pertains to three classes of shares (the "Bedford Classes") representing interests in three diversified investment portfolios (the "Portfolios") of the Company (the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio). The Bedford Classes are offered by the Bedford Family Prospectus dated December 18, 2001.

                       INVESTMENT INSTRUMENTS AND POLICIES

         The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios.

         ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

         VARIABLE RATE DEMAND INSTRUMENTS. The Money Market and Municipal Money Market Portfolios may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

         Variable rate demand instruments held by the Money Market Portfolio or the Municipal Money Market Portfolio may have maturities of more than 397 calendar days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 calendar days, upon giving the prescribed notice (which may not exceed 30 days); and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 calendar days. In determining the average weighted maturity of the Money Market and Municipal Money Market Portfolios and whether a variable rate demand instrument has a remaining maturity of 397 calendar days or less, each long-term instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Portfolio to dispose of variable or floating rate notes if the issuer defaulted on its payment obligations or during periods that the Portfolio is not entitled to exercise its demand right, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

         COMMERCIAL PAPER. The Money Market Portfolio may purchase commercial paper rated (i) (at the time of purchase) in the two highest rating categories of at least two nationally recognized statistical rating organizations ("Rating Organization") or, by the only Rating Organization providing a rating; or (ii) issued by issuers (or, in certain cases guaranteed by persons) with short-term debt having such ratings. These rating categories are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Company's Board of Directors.

         Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.

         REPURCHASE AGREEMENTS. The Money Market and Government Obligations Money Market Portfolios may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

         The repurchase price under the repurchase agreements described above generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The financial institutions with which a Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government Securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's adviser. A Portfolio's adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price including either: (i) accrued premium provided in the repurchase agreement; or
(ii) the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's adviser will mark to market daily the value of the securities. Securities subject to repurchase agreements will be held by the Company's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the Investment Company Act of 1940 (the "1940 Act").

         SECURITIES LENDING. The Government Obligations Money Market Portfolio may lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Portfolio's investment adviser to be of good standing and only when, in the adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Portfolio's securities will be fully collateralized and marked to market daily.

         With respect to loans by the Government Obligations Money Market Portfolio of its portfolio securities, such Portfolio would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by such Portfolio in connection with such loans would be invested in short-term U.S. Government obligations. Any loan by the Government Obligations Money Market Portfolio of its portfolio's securities will be fully collateralized and marked to market daily.

         REVERSE REPURCHASE AGREEMENTS. The Money Market and Government Obligations Money Market Portfolios may enter into reverse repurchase agreements with respect to portfolio securities. A reverse repurchase agreement involves a sale by a Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase them at an agreed upon time, price and rate of interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to repurchase them and the return on the cash exchanged for the securities. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act") and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Portfolio will maintain in a segregated account with the Company's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Portfolios may purchase "when-issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolios will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates.

         While a Portfolio has such commitments outstanding, such Portfolio will maintain in a segregated account with the Company's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that a Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, it is expected that commitments to purchase "when-issued" securities will not exceed 25% of the value of a Portfolio's total assets absent unusual market conditions. When a Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Portfolios do not intend to purchase when-issued securities for speculative purposes but only in furtherance of their investment objectives.

         U.S. GOVERNMENT OBLIGATIONS. The Portfolios may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation. U.S. Government obligations that are not backed by the full faith and credit of the U.S. Government are subject to greater risks than those that are. U.S. Government obligations that are backed by the full faith and credit of the U.S. Government are subject to interest rate risk.

         Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank.

         MORTGAGE-RELATED SECURITIES. Mortgage-related securities consist of mortgage loans which are assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development.

GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         The Money Market and Government Obligations Money Market Portfolios may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as "regular" interests or "residual" interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO interests. The Portfolios do not currently intend to purchase CMOs, except as collateral for repurchase agreements.

         Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

         The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

         Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         The relative payment rights of the various CMO classes may be subject to greater volatility and interest-rate risk than other types of mortgage-backed securities. The average life of asset-backed securities varies with the underlying instruments or assets and market conditions, which in the case of mortgages have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgages underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. When interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely.

         ASSET-BACKED SECURITIES. The Portfolios may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and CMOs issued or guaranteed by U.S. Government agencies and instrumentalities. The Money Market Portfolio may also invest in asset-backed securities issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less. Asset-backed securities are considered an industry for industry concentration purposes (see "Fundamental Investment Limitations and Policies"). In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of proceeds by a Portfolio will generally be at lower rates than the rates on the prepaid obligations.

         Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

         BANK OBLIGATIONS. The Money Market Portfolio may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements, less market liquidity, future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

         GUARANTEED INVESTMENT CONTRACTS. The Money Market Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively, "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Company's policy regarding investment in illiquid securities.

         ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities; (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("Rating Organizations") in the two highest short-term rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2," by Standard & Poor's Ratings Services ("S&P"), or rated "Prime-1" or "Prime-2" by Moody's Investor's Service, Inc.

("Moody's")), or (b) are rated (at the time of purchase) by the only Rating Organization rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and, subject to certain SEC requirements, long-term obligations that have remaining maturities of 397 days or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with (2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2)(a) or (b) above; and (5) subject to certain conditions imposed under SEC rules, obligations guaranteed or otherwise supported by persons which meet the requisite rating requirements.

         MUNICIPAL OBLIGATIONS. The Money Market and the Municipal Money Market Portfolios may invest in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Company's Board of Directors. These Portfolios may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to this Statement of Additional Information.

         The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

         Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. Therefore, risk exists that the reserve fund will not be restored.

         Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by a Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 13 months, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

         In addition, the Money Market Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality.

         Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

         Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance and relied upon by the Portfolio in purchasing such securities. Neither the Company nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

         TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

         SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933 (the "Securities Act"), as amended. Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Company which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

         ILLIQUID SECURITIES. None of the Portfolios may invest more than 10% of their net assets in illiquid securities (including with respect to all Portfolios other than the Municipal Money Market Portfolio, repurchase agreements that have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Other securities considered illiquid are time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued and GICs. With respect to the Money Market and Government Obligations Money Market Portfolios, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, as amended, securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. Illiquid securities would be more difficult to dispose of than liquid securities to satisfy redemption requests.

         The Portfolios may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Portfolios' adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

         Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         STAND-BY COMMITMENTS. Each of the Money Market and Municipal Money Market Portfolios may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Money Market or Municipal Money Market Portfolios at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

         Each of the Money Market and Municipal Money Market Portfolios expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either such Portfolio may pay for a stand-by commitment either in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Money Market and Municipal Money Market Portfolios will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

         Each of the Money Market and Municipal Money Market Portfolios intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. These Portfolios' reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates.

         The Money Market and Municipal Money Market Portfolios will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

         TEMPORARY DEFENSIVE PERIODS - MUNICIPAL MONEY MARKET PORTFOLIO. The Portfolio may hold all of its assets in uninvested cash reserves during temporary defensive periods. Uninvested cash will not earn income.

         FUNDAMENTAL INVESTMENT LIMITATIONS AND POLICIES.

         A fundamental limitation or policy of a Portfolio may not be changed without the affirmative vote of the holders of a majority of a Portfolio's outstanding shares. As used in this Statement of Additional Information and in the Prospectus, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of: (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy; or (2) more than 50% of the outstanding shares of such class, series or Portfolio.


         The Company's Board of Directors can change the investment objective of each Portfolio. The Board may not change the requirement that the Municipal Money Market Portfolio normally invest at least 80% of its net assets in Municipal Securities (as defined in the Prospectus) and other instruments the income from which is exempt from federal income tax, but may be subject to Federal Alternative Minimum Tax without shareholder approval. Shareholders will be given notice before any such change is made.


MONEY MARKET AND MUNICIPAL MONEY MARKET PORTFOLIOS ONLY

               The Money Market and Municipal Money Market Portfolios may not:

          1. borrow money, except from banks for temporary purposes (and with respect to the Money Market Portfolio, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, or hypothecate any of its assets except in connection with such borrowings and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

          2. purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

          3. underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

          4. make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

          5. purchase or sell real estate, provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

          6.   purchase or sell commodities or commodity contracts;

          7. invest in oil, gas or mineral exploration or development programs;

          8. make loans except that a Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

          9. purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

          10. make investments for the purpose of exercising control or management.

MONEY MARKET PORTFOLIO ONLY

               The Money Market Portfolio may not:

          1. purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation;

          2. purchase any securities other than money market instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

          3.* purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

          4. invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.

          * WITH RESPECT TO THIS LIMITATION, THE PORTFOLIO WILL CONSIDER WHOLLY-OWNED FINANCE COMPANIES TO BE IN THE INDUSTRIES OF THEIR PARENTS IF THEIR ACTIVITIES ARE PRIMARILY RELATED TO FINANCING THE ACTIVITIES OF THE PARENTS, AND WILL DIVIDE UTILITY COMPANIES ACCORDING TO THEIR SERVICES. FOR EXAMPLE, GAS, GAS TRANSMISSION, ELECTRIC AND GAS, ELECTRIC AND TELEPHONE WILL EACH BE CONSIDERED A SEPARATE INDUSTRY. THE POLICY AND PRACTICES STATED IN THIS PARAGRAPH MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL, HOWEVER, ANY CHANGE WOULD BE SUBJECT TO ANY APPLICABLE REQUIREMENTS OF THE SEC AND WOULD BE DISCLOSED IN THE PROSPECTUS PRIOR TO BEING MADE.

MUNICIPAL MONEY MARKET PORTFOLIO ONLY

               The Municipal Money Market Portfolio may not:

          1. purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation;


          2. under normal market conditions, invest less than 80% of its net assets in securities the income from which is exempt from the regular federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the Federal Alternative Minimum Tax;

          3. invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and

          4. purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.

GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO ONLY

               The Government Obligations Money Market Portfolio may not:

          1. purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Portfolio's assets which may be invested in the securities of any one issuer of obligations that the Portfolio is permitted to purchase;

          2. borrow money, except from banks for temporary purposes, and except for reverse repurchase agreements, and then in an amount not exceeding 10% of the value of the Portfolio's total assets, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.);

          3.   act as an underwriter; or

          4. make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Portfolio's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Portfolio's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Company, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.

         NON-FUNDAMENTAL INVESTMENT LIMITATIONS AND POLICIES.

         A non-fundamental investment limitation or policy may be changed by the Board of Directors without shareholder approval. However, shareholders will be notified of any changes to any of the following limitations or policies.

ALL PORTFOLIOS

         So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, each Portfolio will, subject to certain exceptions, limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that:

               (i) if rated by more than one Rating Organization (as defined in the Prospectus), are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities;

               (ii) if rated by only one Rating Organization, are rated by such
                    Rating Organization in its highest rating category for such securities;

               (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above; or

               (iv) are Unrated Securities that are determined to be of
                    comparable quality to such securities.

         In addition, so long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, each Portfolio will not purchase any Guarantees or Demand Features (as defined in Rule 2a-7) if after the acquisition of the Guarantees or Demand Features the Portfolio has more than 10% of its total assets invested in instruments issued by or subject to Guarantees or Demand Features from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Portfolio's total assets.

 MONEY MARKET PORTFOLIO ONLY


         In addition to the above limitations, the Money Market Portfolio may purchase Second Tier Securities (which are eligible securities other than First Tier Securities) up to 5% of its total assets, and Second Tier Securities of one issuer up to the greater of 1% of its total assets or $1 million.

MUNICIPAL MONEY MARKET PORTFOLIO ONLY

          In addition to the above limitations, the Municipal Money Market Portfolio may purchase Second Tier conduit securities up to 5% of its total assets, and Second Tier conduit securities of one issuer up to the greater of 1% of its total assets or $1 million.

                            MANAGEMENT OF THE COMPANY

         DIRECTORS AND OFFICERS.

         The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The directors and executive officers of the Company, their ages, business addresses and principal occupations during the past five years are:

                                                                                  PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE                        POSITION WITH COMPANY             DURING PAST FIVE YEARS
------------------------                        ---------------------             ----------------------


Arnold M. Reichman - 53                         Director                          Director, Gabelli Group Capital Partners
609 Greenwich Street                                                              (an investment partnership) since December
5th Floor                                                                         2000; Chief Operating Officer and member of
New York, NY  10014                                                               the Board of Directors of Outercurve
                                                                                  Technologies (wireless enabling services)
                                                                                  until April 2001; Chief Operating Officer
                                                                                  and a member of the Executive Operating
                                                                                  Committee of Warburg Pincus Asset
                                                                                  Management, Inc.; Executive Officer and
                                                                                  Director of Credit Suisse Asset Management
                                                                                  Securities, Inc. (formerly Counsellors
                                                                                  Securities, Inc.) and Director/Trustee of
                                                                                  various investment companies advised by
                                                                                  Warburg Pincus Asset Management, Inc. until
                                                                                  September 15, 1999; Prior to 1997, Managing
                                                                                  Director of Warburg Pincus Asset Management,
                                                                                  Inc.

*Robert Sablowsky - 63                          Director                          Executive Vice President of Fahnestock Co.,
Fahnestock & Company, Inc.                                                        Inc. (a registered broker-dealer).
125 Broad Street
New York, NY  10004

Francis J. McKay - 66                           Director                          Since 1963, Vice President, Fox Chase Cancer
Fox Chase Cancer Center                                                           Center (biomedical research and medical
7701 Burholme Avenue                                                              care).
Philadelphia, PA  19111


                                                                                  PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE                        POSITION WITH COMPANY             DURING PAST FIVE YEARS
------------------------                        ---------------------             ----------------------


*Marvin E. Sternberg - 67                       Director                          Since 1974, Chairman, Director and
Moyco Technologies, Inc.                                                          President, Moyco Technologies, Inc.
200 Commerce Drive                                                                (manufacturer of precision coated and
Montgomeryville, PA  18936                                                        industrial abrasives).

Julian A. Brodsky - 68                          Director                          Director and Vice Chairman, since 1969
Comcast Corporation                                                               Comcast Corporation (cable television and
1500 Market Street                                                                communications); Director, NDS Group PLC.
35th Floor
Philadelphia, PA  19102

Donald van Roden - 77                           Director and Chairman of the      Self-employed businessman.  From February
1200 Old Mill Lane                              Board                             1980 to March 1987, Vice Chairman,
Wyomissing, PA  19610                                                             SmithKline Beecham Corporation
                                                                                  (pharmaceuticals).


Edward J. Roach - 77                            President and Treasurer           Certified Public Accountant; Vice Chairman
400 Bellevue Parkway                                                              of the Board, Fox Chase Cancer Center;
Wilmington, DE  19809                                                             Trustee Emeritus, Pennsylvania School for
                                                                                  the Deaf; Trustee Emeritus, Immaculata
                                                                                  College; President or Vice President and
                                                                                  Treasurer of various investment companies
                                                                                  advised by subsidiaries of PNC Bank
                                                                                  Corp. (1981-2000); Managing General
                                                                                  Partner and Treasurer of Chestnut Street
                                                                                  Exchange Fund; Director of The Bradford
                                                                                  Funds, Inc. (1996-2000).



     * Each of Mr. Sablowsky and Mr. Sternberg is an "interested person" of the Company, as that term is defined in the 1940 Act.

         Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Company the firm to be selected as independent auditors.

         Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Company when the Board of Directors is not in session.


         Messrs. McKay, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of the Company.

         The Company currently pays directors $15,000 annually and $1,250 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $6,000 per year for his services in this capacity. Directors are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 2001, each of the following members of the Board of Directors received compensation from the Company in the following amounts:



         DIRECTORS' COMPENSATION.

                                                          PENSION OR                                 TOTAL
                                                          RETIREMENT                ESTIMATED        COMPENSATION
                                    AGGREGATE             BENEFITS                  ANNUAL           FROM FUND AND
                                    COMPENSATION          ACCRUED AS                BENEFITS         FUND COMPLEX
NAME OF PERSON/                     FROM                  PART OF COMPANY           UPON             PAID TO
POSITION                            REGISTRANT            EXPENSES                  RETIREMENT       DIRECTORS
---------------                     -----------           -------------------       -------------    --------------


Julian A. Brodsky,                  $21,250               N/A                       N/A              $21,250
Director
Francis J. McKay,                   $22,500               N/A                       N/A              $22,500
Director
Arnold M. Reichman,                 $18,750               N/A                       N/A              $18,750
Director
Robert Sablowsky,                   $21,250               N/A                       N/A              $21,250
Director
Marvin E. Sternberg,                $22,500               N/A                       N/A              $22,500
Director
Donald van Roden,                   $27,250               N/A                       N/A              $27,250
Director and Chairman

         On October 24, 1990 the Company adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach), pursuant to which the Company will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by BlackRock Institutional Management Corporation ("BIMC"), the Portfolios' adviser, PFPC Trust Company, the Company's custodian, PFPC Inc. ("PFPC"), the administrator to the Municipal Money Market Portfolio and the Company's transfer and dividend disbursing agent, and PFPC Distributors, Inc. (the "Distributor"), the Company's distributor, the Company itself requires only one part-time employee. No officer, director or employee of BIMC, PFPC Trust Company, PFPC or the Distributor currently receives any compensation from the Company.

         CODE OF ETHICS.


         The Company and the Distributor have adopted codes of ethics that permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Company.


                                 CONTROL PERSONS


         As of November 16, 2001, to the Company's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Company indicated below. See "Additional Information Concerning RBB Shares" below. The Company does not know whether such persons also beneficially own such shares.


------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
CASH PRESERVATION MONEY MARKET        Karen M. McElhinny                                               5.836%
                                      and Contribution Account
                                      4943 King Arthur Drive
                                      Erie, PA 16506

------------------------------------- ------------------------------------------------------- ------------------------
                                      Luanne M. Garvey                                                31.966%
                                      and Robert J. Garvey
                                      2729 Woodland Ave.
                                      Trooper, PA 19403

------------------------------------- ------------------------------------------------------- ------------------------
                                      Dominic and Barbara Pisciotta                                   25.501%
                                      and Successors in Trust under the Dominic Trust &
                                      Barbara Pisciotta Caring Trust dated 01/24/92
                                      207 Woodmere Way
                                      St. Charles, MD 63303

------------------------------------- ------------------------------------------------------- ------------------------
                                      David G. Bilka                                                   6.271%
                                      1962 FoxPointe Drive
                                      Arnold, MO 63010

------------------------------------- ------------------------------------------------------- ------------------------
SANSOM STREET MONEY MARKET            Saxon and Co.                                                    5.402%
                                      FBO Paine Webber
                                      A/C 32 32 400 4000038
                                      P.O. Box 7780 1888
                                      Philadelphia, PA 19182

------------------------------------- ------------------------------------------------------- ------------------------
                                      Saxon and Co.                                                   94.572%
                                      c/o PNC Bank, N.A.
                                      F6-F266-02-2
                                      8800 Tinicum Blvd.
                                      Philadelphia, PA 19153

------------------------------------- ------------------------------------------------------- ------------------------
CASH PRESERVATION                     Gary L. Lange                                                   61.819%
MUNICIPAL MONEY MARKET                and Susan D. Lange
                                      JT TEN
                                      1664 Kersley Circle
                                      Heathrow, FL 32746

------------------------------------- ------------------------------------------------------- ------------------------
                                      Andrew Diederich                                                 5.805%
                                      and Doris Diederich
                                      JT TEN
                                      1003 Lindeman
                                      Des Peres, MO 63131

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Mark Koehler                                                     7.632%
                                      and Suzanne Koehler
                                      JT TEN WROS
                                      3925 Bowen St.
                                      St. Louis, MO 63116

------------------------------------- ------------------------------------------------------- ------------------------
N/I MICRO CAP FUND                    Charles Schwab & Co., Inc.                                       6.941%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds A/C 3143-0251
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Janis Claflin, Bruce Fetzer and                                  8.482%
                                      Winston Franklin
                                      Robert Lehman Trust
                                      The John E. Fetzer Institute, Inc.
                                      U/A DTD 06-1992
                                      Attn: Christina Adams
                                      9292 West KL Ave.
                                      Kalamazoo, MI 49009

------------------------------------- ------------------------------------------------------- ------------------------
                                      Public Inst. For Social Security                                26.425%
                                      1001 19th St., N.
                                      16th Flr.
                                      Arlington, VA 22209

------------------------------------- ------------------------------------------------------- ------------------------
                                      McKinsey Master Retirement Trust                                20.319%
                                      114 W. 47th Street
                                      20th Floor
                                      New York, NY 10036

------------------------------------- ------------------------------------------------------- ------------------------
N/I GROWTH FUND                       Charles Schwab & Co., Inc.                                       6.749%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Citibank North America Inc.                                     53.465%
                                      Trst. Sargent & Lundy Retirement Trust
                                      DTD. 06/01/96
                                      Mutual Fund Unit
                                      Bld. B Floor 1 Zone 7
                                      3800 Citibank Center
                                      Tampa, FL 33610-9122

------------------------------------- ------------------------------------------------------- ------------------------
                                      Louisa Stude Sarofim Foundation                                  7.059%
                                      c/o Nancy Head
                                      DTD. 01/04/91
                                      1001 Fannin 4700
                                      Houston, TX 77002

------------------------------------- ------------------------------------------------------- ------------------------
N/I MID CAP                           Charles Schwab & Co., Inc.                                      19.299%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                                7.529%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water St. 32nd Floor
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
N/I SMALL CAP VALUE FUND              Charles Schwab & Co., Inc.                                      45.738%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      State Street Bank and Trust Company                             21.865%
                                      FBO Yale Univ.
                                      Retirement Plan for Staff Emp.
                                      State Street Bank & Trust Company
                                      Master Tr. Div.
                                      Attn: Kevin Sutton
                                      Solomon Williard Bldg.
                                      One Enterprise Drive
                                      North Quincy, MA 02171

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Yale University                                                 10.876%
                                      Trst. Yale University Ret. Health Bene. Trust
                                      Attn: Seth Alexander
                                      230 Prospect St.
                                      New Haven, CT 06511

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LARGE CAP VALUE       Charles Schwab & Co., Inc.                                       9.197%
FUND -                                Special Custody Account
INSTITUTIONAL SHARES                  for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Swanee Hunt and Charles Ansbacher                               18.011%
                                      Trst. Swanee Hunt Family Foundation
                                      c/o Beth Benham
                                      168 Brattle St.
                                      Cambridge, MA 02138

------------------------------------- ------------------------------------------------------- ------------------------
                                      Samuel Gary and Ronald Williams                                  6.388%
                                      and David Younggren
                                      Trst. Gary Tax Advantaged PRO and PST
                                      370 17th Street
                                      Suite 5300

------------------------------------- ------------------------------------------------------- ------------------------
                                      Union Bank of California                                        15.886%
                                      FBO Service Employees BP 610001265-01
                                      P.O. Box 85484
                                      San Diego, CA 92186

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Bank National Association                                  17.566%
                                      FBO A-Dec Inc. DOT 093098
                                      Attn: Mutual Funds
                                      A/C 97307536
                                      P.O. Box 64010
                                      St. Paul, MN 55164-0010

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Northern Trust Company                                          19.761%
                                      FBO AEFC Pension Trust
                                      A/C 22-53582
                                      P. O. Box 92956
                                      Chicago, IL 60675

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LARGE CAP VALUE       Charles Schwab & Co., Inc.                                       76.11%
FUND-INVESTOR SHARES                  Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MID CAP VALUE FUND-   John Carroll University                                          5.646%
INSTITUTIONAL SHARES                  20700 N. Park Blvd.
                                      University Heights, OH 44118

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & Co.                                                        13.83%
                                      A/C BPHF 3006002
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------
                                      JMB Realty Corporation ESP                                       7.252%
                                      900 N. Michigan Ave.
                                      Chicago, IL 60611-1575

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Bank National Association                                    8.19%
                                      TRST SIS of the Order of St. Benedict RP
                                      A/C 21743240
                                      Mutual Funds Department
                                      P.O. Box 64010

------------------------------------- ------------------------------------------------------- ------------------------
                                      Strafe & Co.                                                     9.935%
                                      FAO S.A.A.F Custody
                                      A/C 8300022102
                                      P.O. Box 160
                                      Westerville, OH 43086-0160

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & Co.                                                       10.778%
                                      A/C CHIF1001182
                                      FBO Childrens Hospital LA
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      American Express Trust Co.                                       9.317%
                                      FBO American Express
                                      Retirement Serv Plans
                                      Attn: Pat Brown
                                      50534 AXP Financial Ctr.
                                      Minneapolis, MN 55474

------------------------------------- ------------------------------------------------------- ------------------------
                                      First Union National Bank                                       12.487%
                                      FBO Reciprocal of America
                                      A/C 5028298445
                                      1525 W WT Harris Blvd. #NC1151
                                      Charlotte, NC 28262-1151

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MID CAP VALUE FUND-   National Financial Svcs. Corp.                                   20.18%
INVESTOR SHARES                       for Exclusive Benefit of Our Customers
                                      Sal Vella
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      15.576%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      George B. Smithy, Jr.                                            8.276%
                                      38 Greenwood Road
                                      Wellesley, MA 02181

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS BOND FUND-            Chiles Foundation                                               10.105%
INSTITUTIONAL SHARES                  111 S.W. Fifth Ave.
                                      Suite 4050
                                      Portland, OR 97204

------------------------------------- ------------------------------------------------------- ------------------------
                                      The Roman Catholic Diocese of                                   70.928%
                                      Raleigh, NC
                                      General Endowment
                                      715 Nazareth St.
                                      Raleigh, NC 27606

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      The Roman Catholic Diocese of                                   15.433%
                                      Raleigh, NC
                                      Clergy Trust
                                      715 Nazareth St.
                                      Raleigh, NC 27606

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS BOND FUND-            National Financial Services Corp.                               23.789%
INVESTOR SHARES                       for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds 5th Floor
                                      Sal Vella
                                      200 Liberty Street
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      47.797%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      John M. Noyes                                                    5.582%
                                      IRA Rollover
                                      38 Buckboard St.
                                      Phenix City, AL 36869

------------------------------------- ------------------------------------------------------- ------------------------
                                      Edward A. Aloe                                                   5.735%
                                      Rollover IRA
                                      Two Benedict PL
                                      Greenwich, CT 06830

------------------------------------- ------------------------------------------------------- ------------------------
                                      Edward A. Aloe                                                   5.103%
                                      Two Benedict PL
                                      Greenwich, CT 06830

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS                       Boston Partners Asset Mgmt. L. P.                                6.332%
SMALL CAP VALUE FUND II-              Attn: Jan Penney
INSTITUTIONAL SHARES                  28 State St.
                                      Boston, MA 02109

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investor Services Corp.                                16.499%
                                      FBO Exclusive Benefit for Our Customers
                                      55 Water St.
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      A Cleveland R. Dastin and W Donovan                             10.692%
                                      T Burback J Dibrigidu TTEES
                                      Trst. Sheehan Phinney Bass & Green PSP
                                      1000 Elm Street
                                      Manchester, NH 03105-3701

------------------------------------- ------------------------------------------------------- ------------------------
                                      MCNC Endowment                                                  26.145%
                                      P.O. Box 110023
                                      Research Triangle Park, NC 27709

------------------------------------- ------------------------------------------------------- ------------------------
                                      Plumbers and Steamfitters                                       15.857%
                                      Local No. 7 Pension Fund
                                      Robert M. Valenty, Administrator
                                      Mary Allen Smith,
                                      Assistant Administrator
                                      308 Wolf Road

------------------------------------- ------------------------------------------------------- ------------------------
                                      Memorial Hospital of Martinsville                                5.859%
                                      and Henry Counties
                                      320 Hospital Drive
                                      P.O. Box 4788
                                      Martinsville, VA 24115-4788

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS SMALL CAP VALUE       National Financial Services Corp.                               37.764%
FUND II - INVESTOR SHARES             for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds
                                      5th Floor
                                      200 Liberty St.
                                      1 World Financial Center
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      39.468%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                                 7.68%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     National Investors Services Corp.                                12.22%
FUND -                                for the Exclusive Benefit of Our Customers
INSTITUTIONAL SHARES                  Sal Velle
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Boston Partners Asset Mgmt. L. P.                                5.421%
                                      Attn: Jan Penney
                                      28 State St.
                                      Boston, MA 02109

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      67.811%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      FTC and Co.                                                      5.385%
                                      Attn: Datalynx House Account
                                      P.O. Box 173736
                                      Denver, CO 80217-3736

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     National Investors Services Corp.                               34.627%
FUND -                                for the Exclusive Benefit of Our Customers
INVESTOR SHARES                       Sal Velle
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                               14.187%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
SCHNEIDER SMALL CAP VALUE FUND        Arnold C. Schneider III                                          6.375%
                                      SEP IRA
                                      826 Turnbridge Road
                                      Wayne, PA 19087

------------------------------------- ------------------------------------------------------- ------------------------
                                      John Frederick Lyness                                            7.327%
                                      81 Hillcrest Ave.
                                      Summit, NJ 07901

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Fulvest & Co.                                                    7.354%
                                      c/o Fulton Bank Trust Department
                                      P.O. Box 3215
                                      Lancaster, PA 17604-3215

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      17.817%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Ursinus College Endowment Fund                                  20.482%
                                      P.O. Box 1000
                                      Collegeville, PA 19426

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & CO.                                                        9.267%
                                      A/C CPVF1854542
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------
BOGLE SMALL CAP GROWTH FUND-          National Investors Services Corp.                                9.883%
INVESTOR SHARES                       for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      32nd floor
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
BOGLE SMALL CAP GROWTH FUND-          FTC & Co.                                                        6.705%
INSTITUTIONAL SHARES                  Attn: Datalynx 125
                                      P.O. Box 173736
                                      Denver, CO 80217-3736

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Equity Investment Portfolio L.P.                            8.495%
                                      1001 North U.S. Highway One
                                      Suite 800
                                      Jupiter, FL 33477

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co, Inc.                                       63.924%
                                      Special Custody Account
                                      for the Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------


         As of November 16, 2001, directors and officers as a group owned less than one percent of the shares of each class within the Company.

         INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

         ADVISORY AND SUB-ADVISORY AGREEMENTS.

         The Portfolios have investment advisory agreements with BIMC. Although BIMC in turn has sub-advisory agreements respecting the Portfolios with PNC Bank dated August 16, 1988, as of April 29, 1998, BIMC assumed these advisory responsibilities from PNC Bank. Pursuant to the Sub-Advisory Agreements, PNC Bank would be entitled to receive an annual fee from BIMC for its sub-advisory services calculated at the annual rate of 75% of the fees received by BIMC on behalf of the Money Market, Municipal Money Market and Government Obligations Portfolios. The advisory agreements relating to the Money Market and Government Obligations Money Market Portfolios are each dated August 16, 1988 and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Agreements."


         For the fiscal year ended August 31, 2001, the Company paid BIMC (excluding fees to PFPC, with respect to the Money Market and Government Obligations Portfolios, for administrative services obligated under the Advisory Agreements) advisory fees as follows:

                                         FEES PAID
                                    (AFTER WAIVERS AND
PORTFOLIOS                            REIMBURSEMENTS)    WAIVERS  REIMBURSEMENTS
----------                            ---------------    -------  --------------

Money Market                           $1,530,762      $1,878,435    $23,214
Municipal Money Market                 $4,122          $509,969      $24,441
Government Obligations Money Market    $155,385        $262,095      $0


         For the fiscal year ended August 31, 2000, the Company paid BIMC (excluding fees to PFPC, with respect to the Money Market and Government Obligations Portfolios, for administrative services obligated under the Advisory Agreements) advisory fees as follows:

                                         FEES PAID
                                     (AFTER WAIVERS AND
PORTFOLIOS                            REIMBURSEMENTS)   WAIVERS   REIMBURSEMENTS
----------                            ---------------   -------   --------------

Money Market                             $5,095,665   $1,995,632    $2,269,338

Municipal Money Market                    $79,395      $734,744      $54,444

Government Obligations Money Market       $874,309     $645,879      $358,381

         For the fiscal year ended August 31, 1999, the Company paid BIMC (excluding fees to PFPC, with respect to the Money Market and Government Obligations Portfolios, for administrative services obligated under the Advisory Agreements) advisory fees as follows:

                                        FEES PAID
                                    (AFTER WAIVERS AND
PORTFOLIOS                           REIMBURSEMENTS)    WAIVERS   REIMBURSEMENTS
----------                           ---------------    -------   --------------

Money Market                            $6,580,761    $2,971,645     $819,409

Municipal Money Market                  $ 238,604      $ 716,746     $102,998

Government Obligations Money Market     $1,386,459     $ 833,218     $221,977



         Each Portfolio bears all of its own expenses not specifically assumed by BIMC. General expenses of the Company not readily identifiable as belonging to a portfolio of the Company are allocated among all investment portfolios by or under the direction of the Company's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by BIMC; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Company or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by the Company to its directors and officers;
(g) organizational costs; (h) fees paid to the investment adviser and PFPC; (i) fees and expenses of officers and directors who are not affiliated with the Portfolios' investment adviser or Distributor; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Portfolios and their shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of the Company; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Company; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. The Bedford Classes of the Company pays their own distribution fees, and may pay a different share than other classes of the Company (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Bedford Classes or if they receive different services.

         Under the Advisory Agreements, BIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or a Portfolio in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of BIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

         The Advisory Agreements were each most recently approved July 19, 2001 by a vote of the Company's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreements or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Agreements were each approved with respect to the Money Market and Government Obligations Money Market Portfolios by the shareholders of each Portfolio at a special meeting held on December 22, 1989, as adjourned. The investment advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned. Each Advisory Agreement is terminable by vote of the Company's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to BIMC or PNC Bank. Each of the Advisory Agreements may also be terminated by BIMC or PNC Bank on 60 days' written notice to the Company. Each of the Advisory Agreements terminates automatically in the event of assignment thereof.


         ADMINISTRATION AGREEMENT.

         PFPC serves as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (the "Administration Agreement"). PFPC has agreed to furnish to the Company on behalf of the Municipal Money Market Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Company. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Company.

         The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Company or the Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreement, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market Portfolio.

         BIMC is obligated to render administrative services to the Money Market and Government Obligations Money Market Portfolio pursuant to the investment advisory agreements. Pursuant to the terms of Delegation Agreements, dated July 29, 1998, between BIMC and PFPC, however, BIMC has delegated to PFPC its administrative responsibilities to these Portfolios. The Company pays administrative fees directly to PFPC.

         For the fiscal year ended August 31, 2001, the Company paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

                                          FEES PAID
                                     (AFTER WAIVERS AND
PORTFOLIO                              REIMBURSEMENTS)   WAIVERS  REIMBURSEMENTS
---------                              ---------------   -------  --------------

Money Market                            $1,213,686      $0              $0
Municipal Money Market                  $90,077         $56,806         $0
Government Obligations Money Market     $119,335        $0              $0


         For the fiscal year ended August 31, 2000, the Company paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:


                                        FEES PAID
                                    (AFTER WAIVERS AND
PORTFOLIOS                           REIMBURSEMENTS)    WAIVERS   REIMBURSEMENTS
----------                           ---------------    -------   --------------

Money Market                            $2,713,023        $0            $0
Municipal Money Market                   $225,900       $7,047          $0
Government Obligations Money Market      $414,176         $0            $0

         For the fiscal year ended August 31, 1999, the Company paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

                                 FEES PAID
                            (AFTER WAIVERS AND
PORTFOLIO                     REIMBURSEMENTS)      WAIVERS      REIMBURSEMENTS
---------                     ---------------      -------      --------------

Money Market                    $2,577,726           $0               $0

Municipal Money Market           $276,787            $0               $0

Government Obligations           $528,689            $0               $0


         CUSTODIAN AND TRANSFER AGENCY AGREEMENTS.

         PFPC Trust Company is custodian of the Company's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PFPC Trust Company: (a) maintains a separate account or accounts in the name of each Portfolio; (b) holds and transfers portfolio securities on account of each

Portfolio; (c) accepts receipts and makes disbursements of money on behalf of each Portfolio; (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities; and (e) makes periodic reports to the Company's Board of Directors concerning each Portfolio's operations. PFPC Trust Company is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Company, provided that PFPC Trust Company remains responsible for the performance of all its duties under the Custodian Agreement and holds the Company harmless from the acts and omissions of any sub-custodian. For its services to the Company under the Custodian Agreement, PFPC Trust Company receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Company.

         PFPC serves as the transfer and dividend disbursing agent for the Company's Bedford Classes pursuant to a Transfer Agency Agreement dated August 16, 1988 (the "Transfer Agency Agreement"), under which PFPC: (a) issues and redeems shares of each of the Bedford Classes; (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (c) maintains shareholder accounts and, if requested, sub-accounts; and (d) makes periodic reports to the Company's Board of Directors concerning the operations of each Bedford Class. PFPC may, on 30 days' notice to the Company, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Company under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses, and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.


         PFPC has entered and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Company on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Company to PFPC.

         DISTRIBUTION AGREEMENTS.


         Pursuant to the terms of a Distribution Agreement, dated as of January 2, 2001 and supplements entered into by the Distributor and the Company (the "Distribution Agreement") and separate Plans of Distribution, as amended, for each of the Bedford Classes (collectively, the "Plans"), all of which were adopted by the Company in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to distribute shares of each of the Bedford Classes. Payments to the Distributor under the Plans are to compensate it for distribution assistance and expenses assumed and activities intended to result in the sale of shares of each of the Bedford Classes. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreement, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers. BIMC is an affiliate of the Distributor.


         Each of the Plans was approved by the Company's Board of Directors, including the directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors").

         Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Company regarding all amounts expended under the Plans and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plans will continue in effect only so long as they are approved at least annually, and any material amendment thereto is approved, by the Company's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Company on the distribution of the Company's shares of the Bedford Class under the Plans shall not be materially increased without the affirmative vote of the holders of a majority of the Company's shares in the affected Bedford Class; and (4) while the Plans remain in effect, the selection and nomination of the 12b-1 Directors shall be committed to the discretion of the directors who are not interested persons of the Company.


         Effective January 2, 2001, PFPC Distributors, Inc. serves as the Distributor of the Company's shares. BIMC is an affiliate of the Distributor. For the period January 2, 2001 through August 31, 2001, the Company paid distribution fees to the Distributor under the Plans for the Bedford Classes of each of the Money Market Portfolio, Municipal Money Market Portfolio and Government Obligations Portfolio in the aggregate amounts of $2,612,966, $657,494 and $566,039, respectively. Of those amounts $2,592,960, $652,900 and
$566,039 respectively, was paid to dealers with whom the Distributor had entered into dealer agreements, and $20,006, $4,594 and $0, respectively, was retained by the Distributor. The amounts retained by the Distributor were used to pay certain advertising and promotion, printing, postage, legal fees, travel, entertainment, sales, marketing and administrative expenses.

         Provident Distributors, Inc. ("PDI") served as distributor to the Bedford Classes until January 2, 2001. For the period September 1, 2000 through January 1, 2001, the Company paid distribution fees to PDI under the Plans for the Bedford Classes of each of the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio in the aggregate amounts of $1,006,789, $296,131, and $209,734, respectively. Of those amounts $982,111, $285,048, and $205,987, respectively, was paid to dealers with whom PDI had entered into dealer agreements, and $24,678, $11,083, and $3,747, respectively, was retained by PDI. The amounts retained by PDI were used to pay certain advertising and promotion, printing, postage, legal fees, travel, entertainment, sales, marketing and administrative expenses.


         The Company believes that such Plans may benefit the Company by increasing sales of Shares. Mr. Sablowsky, a Director of the Company, had an indirect interest in the operation of the Plans by virtue of his position with Fahnestock Co., Inc., a broker-dealer.

                             PORTFOLIO TRANSACTIONS

         Each of the Portfolios intends to purchase securities with remaining maturities of 13 months or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 13 months or less). However, the Money Market Portfolio and Municipal Money Market Portfolio may purchase variable rate securities with remaining maturities of 13 months or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Because all Portfolios intend to purchase only securities with remaining maturities of 13 months or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.

         Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. None of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, BIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor or BIMC or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

         BIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

         Investment decisions for each Portfolio and for other investment accounts managed by BIMC are made independently of each other in light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which BIMC or any affiliated person (as defined in the 1940
Act) thereof is a member except pursuant to procedures adopted by the Company's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Company's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that BIMC not participate in or benefit from the sale to a Portfolio.


                  ADDITIONAL INFORMATION CONCERNING RBB SHARES


         RBB has authorized capital of 30 billion shares of Common Stock at a par value of $0.001 per share. Currently, 20.973 billion shares have been classified into 94 classes as shown in the table below. Under RBB's charter, the Board of Directors has the power to classify and reclassify any unissued shares of Common Stock from time to time.


                                           NUMBER OF                                                   NUMBER OF
                                       AUTHORIZED SHARES                                           AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)          CLASS OF COMMON STOCK                   (MILLIONS)
------------------------------------- --------------------    ----------------------------------- --------------------
A (Growth & Income)                           100             YY (Schneider Capital Small Cap
                                                              Value)                                      100
B                                             100             ZZ                                          100
C (Balanced)                                  100             AAA                                         100
D  (Tax-Free)                                 100             BBB                                         100
E (Money)                                     500             CCC                                         100
F (Municipal Money)                           500             DDD (Boston Partners Institutional
                                                              Small Cap Value Fund II)                    100
G (Money)                                     500             EEE (Boston Partners Investors
                                                              Small Cap Value Fund II)                    100
H (Municipal Money)                           500             FFF                                         100
I (Sansom Money)                             1500             GGG                                         100
J (Sansom Municipal Money)                    500             HHH                                         100
K (Sansom Government Money)                   500             III (Boston Partners
                                                              Institutional Long/Short Equity)            100


                                           NUMBER OF                                                   NUMBER OF
                                       AUTHORIZED SHARES                                           AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)          CLASS OF COMMON STOCK                   (MILLIONS)
------------------------------------- --------------------    ----------------------------------- --------------------


L (Bedford Money)                            1500             JJJ (Boston Partners Investors
                                                              Long/Short Equity)                          100
M (Bedford Municipal Money)                   500             KKK (Boston Partners
                                                              Institutional Long-Short Equity)            100
N (Bedford Government Money)                  500             LLL (Boston Partners Investors
                                                              Long-Short Equity)                          100
O (Bedford N.Y. Money)                        500             MMM  (n/i numeric Small Cap Value)          100
P (RBB Government)                            100             Class NNN (Bogle Institutional
                                                              Small Cap Growth)                           100
Q                                             100             Class OOO (Bogle Investors Small
                                                              Cap Growth)                                 100
R (Municipal Money)                           500             Select (Money)                              700
S (Government Money)                          500             Beta 2 (Municipal Money)                     1
T                                             500             Beta 3 (Government Money)                    1
U                                             500             Beta 4 (N.Y. Money)                          1
V                                             500             Principal Class (Money)                     700
W                                             100             Gamma 2 (Municipal Money)                    1
X                                             50              Gamma 3 (Government Money)                   1
Y                                             50              Gamma 4 (N.Y. Money)                         1
Z                                             50              Bear Stearns Money                         2,500
AA                                            50              Bear Stearns Municipal Money               1,500
BB                                            50              Bear Stearns Government Money              1,000
CC                                            50              Delta 4 (N.Y. Money)                         1
DD                                            100             Epsilon 1 (Money)                            1
EE                                            100             Epsilon 2 (Municipal Money)                  1
FF (n/i numeric Micro Cap)                    50              Epsilon 3 (Government Money)                 1
GG (n/i numeric Growth)                       50              Epsilon 4 (N.Y. Money)                       1
HH (n/i numeric Mid Cap)                      50              Zeta 1 (Money)                               1
II                                            100             Zeta 2 (Municipal Money)                     1
JJ                                            100             Zeta 3 (Government Money)                    1
KK                                            100             Zeta 4 (N.Y. Money)                          1
LL                                            100             Eta 1 (Money)                                1
MM                                            100             Eta 2 (Municipal Money)                      1
NN                                            100             Eta 3 (Government Money)                     1
OO                                            100             Eta 4 (N.Y. Money)                           1
PP                                            100             Theta 1 (Money)                              1
QQ (Boston Partners Institutional                             Theta 2 (Municipal Money)                    1
Large Cap)                                    100
RR (Boston Partners Investors Large                           Theta 3 (Government Money)                   1
Cap)                                          100
SS (Boston Partners Advisor Large                             Theta 4 (N.Y. Money)                         1
Cap)                                          100
TT (Boston Partners Investors Mid
Cap)                                          100
UU (Boston Partners Institutional
Mid Cap)                                      100
VV (Boston Partners Institutional             100
WW (Boston Partners Investors Bond)           100

         The classes of Common Stock have been grouped into 14 separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Principal (Gamma) Family, the Select (Beta) Family, the Schneider Capital Management Family, the n/i numeric family of funds, the Boston Partners Family, the Bogle Family, the Bear Stearns Money Market

Family, the Epsilon Family, the Theta Family, the Eta Family, and the Zeta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family, the Bedford Family and the Bear Stearns Money Market Family represent interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the n/i numeric investors family of funds represents interests in four non-money market portfolios; the Boston Partners Family represents interests in five non-money market portfolios; the Bogle Family represents interests in one non-money market portfolio; the Schneider Capital Management Family represents interests in one non-money market portfolio; the Select (Beta) Family, the Principal (Gamma) Family, the Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, New York Municipal Money Market and Government Obligations Money Market Portfolios.

         RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

         Holders of shares of each class of RBB will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as RBB shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by RBB's Articles of Incorporation, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

                       PURCHASE AND REDEMPTION INFORMATION

         You may purchase shares through an account maintained by your brokerage firm and you may also purchase shares directly by mail or wire. The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio. A shareholder will bear the risk of a decline in market value and any tax consequences associated with a redemption in securities.

         Under the 1940 Act, the Company may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which the SEC restricts trading on the NYSE or determines an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

         Shares of the Company are subject to redemption by the Company, at the redemption price of such shares as in effect from time to time, including, without limitation: to reimburse a Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time; if such redemption is, in the opinion of the Company's Board of Directors, desirable in order to prevent the Company or any Portfolio from being deemed a "personal holding company" within the meaning of the Internal Revenue Code of 1986, as amended; or if the net income with respect to any particular class of common stock should be negative or it should otherwise be appropriate to carry out the Company's responsibilities under the 1940 Act.

                               VALUATION OF SHARES

         The Company intends to use its best efforts to maintain the net asset value of each class of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by adding the value of the proportionate interest of the class in the Portfolio's securities, cash and other assets, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of such class. The net asset value of each class of the Company is determined independently of the other classes. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. Each Portfolio's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), on each Business Day. "Business Day" means each weekday when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE is closed weekends and on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday and subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays as the NYSE as well as Columbus Day and Veterans' Day.

         The Company calculates the value of the portfolio securities of each of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

         The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Company's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

         Each of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 13 months, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that BIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and BIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Company's Board of Directors, the Board will take such actions as it deems appropriate.

         In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Company's Board of Directors.


                             PERFORMANCE INFORMATION

         Each of the Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.


         The annualized yield for the seven-day period ended August 31, 2001 for the Bedford Classes of each of the Money Market Portfolio, the Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio before waivers was as follows:




                                                                                 TAX-EQUIVALENT YIELD
                                                                  EFFECTIVE      (ASSUMES A FEDERAL
PORTFOLIOS                                        YIELD              YIELD       INCOME TAX RATE OF 28%)
----------                                        -----           ---------      -----------------------


Money Market                                      2.69%             2.73%                   N/A

Municipal Money Market                            1.06%             1.07%                  1.47%

Government Obligations Money Market               2.67%             2.71%                   N/A

         The annualized yield for the seven-day period ended August 31, 2001 for the Bedford Classes of each of the Money Market Portfolio, Municipal Money Market Portfolio and the Government Obligations Money Market Portfolio after waivers was as follows:


                                                                                 TAX-EQUIVALENT YIELD
                                                                  EFFECTIVE      (ASSUMES A FEDERAL
PORTFOLIOS                                        YIELD              YIELD       INCOME TAX RATE OF 28%)
----------                                        -----           ---------      -----------------------


Money Market                                      2.85%             2.89%                 N/A

Municipal Money Market                            1.65%             1.66%                2.29%

Government Obligations Money Market               2.85%             2.89%                 N/A


         Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

         The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, BIMC will consider whether a Portfolio should continue to hold the obligation.

         From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Company Average, which is an average compiled by IBC Money Company Report(R), a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.

                                      TAXES

         Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute its respective income to shareholders each year, so that each Portfolio generally will be relieved of federal income and excise taxes. If a Portfolio were to fail to so qualify: (1) the Portfolio would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if a Portfolio were to fail to make sufficient distributions in a year, the Portfolio would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company. For the Municipal Money Market Portfolio to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of such Portfolio's assets at the close of each quarter of the Company's taxable year must consist of exempt-interest obligations.

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

         Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Portfolio on December 31 of such year if such dividends are actually paid during January of the following year.

         An investment in the Municipal Money Market Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would the shareholder not gain any additional benefit from the Portfolios' dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed. In addition, the Municipal Money Market Portfolio may not be an appropriate investment for entities which are "substantial users" of facilities financed by "private activity bonds" or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

         The Portfolio will be required in certain cases to withhold and remit to the United States Treasury at least 30% of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Portfolio that he or she is not subject to back-up withholding when required to do so or that he or she is an "exempt recipient."


                                  MISCELLANEOUS

         COUNSEL.

The law firm of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Company and the non-interested directors.

         INDEPENDENT ACCOUNTANTS.

PricewaterhouseCoopers LLP serves as the Company's independent accountants. PricewaterhouseCoopers LLP performs an annual audit of the Company's financial statements.


                              FINANCIAL STATEMENTS


The audited financial statements and notes thereto in the Portfolios' Annual Report to Shareholders for the fiscal year ended August 31, 2001 (the "2001 Annual Report") are incorporated by reference into this Statement of Additional Information. No other parts of the 2001 Annual Report are incorporated by reference herein. The financial statements included in the 2001 Annual Report have been audited by the Company's independent accountants, PricewaterhouseCoopers LLP, whose report thereon also appears in the Annual Report and is incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Copies of the 2001 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

         A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

         "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertanties which could lead to the obligors inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.



         Moody's commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.


         "D" - Securities are in actual or imminent payment default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

         The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:


         "AAA" - An obligation rated "AAA" is the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


         Obligors rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment.


         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.


         "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:


         "Aaa" - Bonds and preferred stock are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds and preferred stock are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds and preferred stock possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds and preferred stock are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds and preferred stock are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds and preferred stock generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds and preferred stock are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds and preferred stock represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds and preferred stock are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.


         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.


MUNICIPAL NOTE RATINGS
----------------------

         A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.


         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.


         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                      BEDFORD FAMILY MONEY MARKET PORTFOLIO

                              OF THE RBB FUND, INC.
                                 (THE "COMPANY")

                       STATEMENT OF ADDITIONAL INFORMATION


                                DECEMBER 18, 2001

         This Statement of Additional Information ("SAI") provides information about the Company's Bedford Class of the Money Market Portfolio (the "Portfolio"). This information is in addition to the information that is contained in the Bedford Family Money Market Portfolio Prospectus dated December 18, 2001 (the "Prospectus").

         This SAI is not a prospectus. It should be read in conjunction with the Prospectus and the Portfolio's Annual Report dated August 31, 2001. The financial statements and notes contained in the Annual Report are incorporated by reference into this SAI. Copies of the Portfolio's Prospectus and Annual Report may be obtained free of charge by telephoning (800) 447-1139.

                                TABLE OF CONTENTS
                                -----------------


GENERAL INFORMATION.......................................................1

INVESTMENT INSTRUMENTS AND POLICIES.......................................1
         Additional Information on Portfolio Investments..................1
         Fundamental Investment Limitations and Policies.................11
         Non-Fundamental Investment Limitations and Policies.............13

MANAGEMENT OF THE COMPANY................................................14
         Directors and Officers..........................................14
         Directors' Compensation.........................................16
         Code of Ethics..................................................17

CONTROL PERSONS..........................................................17


INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS.............27
         Advisory and Sub-Advisory Agreements............................27
         Administration Agreement........................................29
         Custodian and Transfer Agency Agreements........................30
         Distribution Agreement..........................................31

PORTFOLIO TRANSACTIONS...................................................32

ADDITIONAL INFORMATION CONCERNING RBB SHARES.............................33

PURCHASE AND REDEMPTION INFORMATION......................................36

VALUATION OF SHARES......................................................36

PERFORMANCE INFORMATION..................................................38

TAXES ...................................................................39

MISCELLANEOUS............................................................40
         Counsel ........................................................40
         Independent Accountants.........................................40

FINANCIAL STATEMENTS.....................................................40

APPENDIX A..............................................................A-1

                               GENERAL INFORMATION


         The RBB Fund, Inc. (the "Company") was organized as a Maryland corporation on February 29, 1988 and is an open-end management investment company currently operating or proposing to operate 14 separate investment portfolios. This Statement of Additional Information pertains to one class of shares (the "Bedford Class") representing interests in the Money Market Portfolio, a diversified investment portfolio (the "Portfolio") of the Company. The Bedford Class is offered by the Bedford Family Money Market Prospectus dated December 18, 2001.


                       INVESTMENT INSTRUMENTS AND POLICIES


         The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Portfolio.

         ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.


         VARIABLE RATE DEMAND INSTRUMENTS. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

         Variable rate demand instruments held by the Portfolio may have maturities of more than 397 calendar days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 calendar days, upon giving the prescribed notice (which may not exceed 30 days); and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 calendar days. In determining the average weighted maturity of the Portfolio and whether a variable rate demand instrument has a remaining maturity of 397 calendar days or less, each long-term instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the Portfolio to dispose of variable or floating rate notes if the issuer defaulted on its payment obligations or during periods that the Portfolio is not entitled to exercise its demand right, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

         COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (i) (at the time of purchase) in the two highest rating categories of at least two nationally recognized statistical rating organizations ("Rating Organization") or, by the only Rating Organization providing a rating; or (ii) issued by issuers (or, in certain cases guaranteed by persons) with short-term debt having such ratings. These rating categories are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Company's Board of Directors.

         Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.

         REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

         The repurchase price under the repurchase agreements described above generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The financial institutions with which the Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government Securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's adviser. The Portfolio's adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price including either: (i) accrued premium provided in the repurchase agreement; or
(ii) the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's adviser will mark to market daily the value of the securities. Securities subject to repurchase agreements will be held by the Company's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").

         REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. A reverse repurchase agreement involves a sale by the Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase them at an agreed upon time, price and rate of interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to repurchase them and the return on the cash exchanged for the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Portfolio will maintain in a segregated account with the Company's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Portfolio may purchase "when-issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates.

         While the Portfolio has such commitments outstanding, the Portfolio will maintain in a segregated account with the Company's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, it is expected that commitments to purchase "when-issued" securities will not exceed 25% of the value of the Portfolio's total assets absent unusual market conditions. When the Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

         U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation. U.S. Government obligations that are not backed by the full faith and credit of the U.S. Government are subject to greater risks than those that are. U.S. Government obligations that are backed by the full faith and credit of the U.S. Government are subject to interest rate risk.

         Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank.

         MORTGAGE-RELATED SECURITIES. Mortgage-related securities consist of mortgage loans which are assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         The Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as "regular" interests or "residual" interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO interests. The Portfolio does not currently intend to purchase CMOs, except as collateral for repurchase agreements.

         Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

         The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

         Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         The relative payment rights of the various CMO classes may be subject to greater volatility and interest-rate risk than other types of mortgage-backed securities. The average life of asset-backed securities varies with the underlying instruments or assets and market conditions, which in the case of mortgages have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgages underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. When interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely.

         ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and CMOs issued or guaranteed by U.S. Government agencies and instrumentalities. It may also invest in asset-backed securities issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less. Asset-backed securities are considered an industry for industry concentration purposes (see "Fundamental Investment Limitations and Policies"). In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of proceeds by the Portfolio will generally be at lower rates than the rates on the prepaid obligations.

         Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

         In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

         BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements, less market liquidity, future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

         GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively, "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Company's policy regarding investment in illiquid securities.

         ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities; (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("Rating Organizations") in the two highest short-term rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2," by Standard & Poor's Ratings Services ("S&P"), or rated "Prime-1" or "Prime-2" by Moody's Investor's Service, Inc. ("Moody's")), or (b) are rated (at the time of purchase) by the only Rating Organization rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and, subject to certain SEC requirements, long-term obligations that have remaining maturities of 397 days or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with (2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2)(a) or (b) above; and (5) subject to certain conditions imposed under SEC rules, obligations guaranteed or otherwise supported by persons which meet the requisite rating requirements.

         MUNICIPAL OBLIGATIONS. The Portfolio may invest in short-term Municipal Obligations which are determined by its investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Company's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to this Statement of Additional Information.

         The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

         Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. Therefore, risk exists that the reserve fund will not be restored.

         Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by the Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 13 months, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

         In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality.

         Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance and relied upon by the Portfolio in purchasing such securities. Neither the Company nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

         SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933 (the "Securities Act"), as amended. Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Company which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

         ILLIQUID SECURITIES. The Portfolio may not invest more than 10% of its net assets in illiquid securities including repurchase agreements that have a maturity of longer than seven days, and including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Other securities considered illiquid are time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued and GICs. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, as amended, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. Illiquid securities would be more difficult to dispose of than liquid securities to satisfy redemption requests.

         The Portfolio may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Portfolio's adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

         The Portfolio's investment adviser will monitor the liquidity of restricted securities in the Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         STAND-BY COMMITMENTS. The Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

         The Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a stand-by commitment either in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Portfolio will not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

         The Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. The Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates.

         The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where the Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

         FUNDAMENTAL INVESTMENT LIMITATIONS AND POLICIES.


         A fundamental limitation or policy of the Portfolio may not be changed without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares. As used in this Statement of Additional Information and in the Prospectus, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of: (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy; or (2) more than 50% of the outstanding shares of such class, series or Portfolio.

         The Company's Board of Directors can change the investment objective of the Portfolio. Shareholders will be given notice before any such change is made.

                  The Portfolio may not:

          1. borrow money, except from banks for temporary purposes and for reverse repurchase agreements and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, or hypothecate any of its assets except in connection with such borrowings and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

          2. purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

          3. underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

          4. make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

          5. purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

          6.   purchase or sell commodities or commodity contracts;

          7. invest in oil, gas or mineral exploration or development programs;

          8. make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements;

          9. purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer;

          10. make investments for the purpose of exercising control or management;

          11. purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation;

          12. purchase any securities other than money market instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

          13.* purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

          14. invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.

          * WITH RESPECT TO THIS LIMITATION, THE PORTFOLIO WILL CONSIDER WHOLLY-OWNED FINANCE COMPANIES TO BE IN THE INDUSTRIES OF THEIR PARENTS IF THEIR ACTIVITIES ARE PRIMARILY RELATED TO FINANCING THE ACTIVITIES OF THE PARENTS, AND WILL DIVIDE UTILITY COMPANIES ACCORDING TO THEIR SERVICES. FOR EXAMPLE, GAS, GAS TRANSMISSION, ELECTRIC AND GAS, ELECTRIC AND TELEPHONE WILL EACH BE CONSIDERED A SEPARATE INDUSTRY. THE POLICY AND PRACTICES STATED IN THIS PARAGRAPH MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL, HOWEVER, ANY CHANGE WOULD BE SUBJECT TO ANY APPLICABLE REQUIREMENTS OF THE SEC AND WOULD BE DISCLOSED IN THE PROSPECTUS PRIOR TO BEING MADE.

         NON-FUNDAMENTAL INVESTMENT LIMITATIONS AND POLICIES.


         A non-fundamental investment limitation or policy may be changed by the Board of Directors without shareholder approval. However, shareholders will be notified of any changes to any of the following limitations or policies.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Portfolio will, subject to certain exceptions, limit its purchases of:

          1. the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that:

               (i) if rated by more than one Rating Organization (as defined in the Prospectus), are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities;

               (ii) if rated by only one Rating Organization, are rated by such
                    Rating Organization in its highest rating category for such securities;

               (iii)have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above; or

               (iv) are Unrated Securities that are determined to be of
                    comparable quality to such securities,

          2. Second Tier Securities ( which are eligible securities other than First Tier Securities) to 5% of its total assets; and

          3. Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

                  In addition, so long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Portfolio will not purchase any Guarantees or Demand Features (as defined in Rule 2a-7) if after the acquisition of the Guarantees or Demand Features the Portfolio has more than 10% of its total assets invested in instruments issued by or subject to Guarantees or Demand Features from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Portfolio's total assets.

                            MANAGEMENT OF THE COMPANY


         DIRECTORS AND OFFICERS.

         The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The directors and executive officers of the Company, their ages, business addresses and principal occupations during the past five years are:

                                                                                  PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE                        POSITION WITH COMPANY             DURING PAST FIVE YEARS
------------------------                        ---------------------             ----------------------


Arnold M. Reichman - 53                         Director                          Director, Gabelli Group Capital Partners (an
609 Greenwich Street                                                              investment partnership) since December 2000; Chief
5th Floor                                                                         Operating Officer and member of the Board of
New York, NY  10014                                                               Directors of Outercurve Technologies (wireless
                                                                                  enabling services) until April 2001; Chief
                                                                                  Operating Officer and a member of the Executive
                                                                                  Operating Committee of Warburg Pincus Asset
                                                                                  Management, Inc.; Executive Officer and
                                                                                  Director of Credit Suisse Asset Management
                                                                                  Securities, Inc. (formerly Counsellors
                                                                                  Securities, Inc.) and Director/Trustee of
                                                                                  various investment companies advised by
                                                                                  Warburg Pincus Asset Management, Inc. until
                                                                                  September 15, 1999; Prior to 1997, Managing
                                                                                  Director of Warburg Pincus Asset Management,
                                                                                  Inc.

*Robert Sablowsky - 63                          Director                          Executive Vice President of Fahnestock Co.,
Fahnestock & Company, Inc.                                                        Inc. (a registered broker-dealer).
125 Broad Street
New York, NY  10004

Francis J. McKay - 66                           Director                          Since 1963, Vice President, Fox Chase Cancer
Fox Chase Cancer Center                                                           Center (biomedical research and medical
7701 Burholme Avenue                                                              care).
Philadelphia, PA  19111

*Marvin E. Sternberg - 67                       Director                          Since 1974, Chairman, Director and
Moyco Technologies, Inc.                                                          President, Moyco Technologies, Inc.
200 Commerce Drive                                                                (manufacturer of precision coated and
Montgomeryville, PA  18936                                                        industrial abrasives).


                                                                                  PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE                        POSITION WITH COMPANY             DURING PAST FIVE YEARS
------------------------                        ---------------------             ----------------------


Julian A. Brodsky - 68                          Director                          Director and Vice Chairman, since 1969
Comcast Corporation                                                               Comcast Corporation (cable television and
1500 Market Street                                                                communications); Director, NDS Group PLC.
35th Floor
Philadelphia, PA  19102

Donald van Roden - 77                           Director and Chairman of the      Self-employed businessman.  From February
1200 Old Mill Lane                              Board                             1980 to March 1987, Vice Chairman,
Wyomissing, PA  19610                                                             SmithKline Beecham Corporation
                                                                                  (pharmaceuticals).

Edward J. Roach - 77                            President and Treasurer           Certified Public Accountant; Vice Chairman
400 Bellevue Parkway                                                              of the Board, Fox Chase Cancer Center;
Wilmington, DE  19809                                                             Trustee Emeritus, Pennsylvania School for
                                                                                  the Deaf; Trustee Emeritus, Immaculata
                                                                                  College; President or Vice President and
                                                                                  Treasurer of various investment companies
                                                                                  advised by subsidiaries of PNC Bank
                                                                                  Corp. (1981-2000); Managing General
                                                                                  Partner and Treasurer of Chestnut Street
                                                                                  Exchange Fund; Director of The Bradford
                                                                                  Funds, Inc. (1996-2000).




* Each of Mr. Sablowsky and Mr. Sternberg is an "interested person" of the Company, as that term is defined in the 1940 Act.

         Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Company the firm to be selected as independent auditors.

         Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Company when the Board of Directors is not in session.

         Messrs. McKay, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of the Company.

         The Company currently pays directors $15,000 annually and $1,250 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $6,000 per year for his services in this capacity. Directors are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 2001, each of the following members of the Board of Directors received compensation from the Company in the following amounts:



         DIRECTORS' COMPENSATION.


                                                                                PENSION OR        TOTAL
                                                       RETIREMENT               ESTIMATED         COMPENSATION
                               AGGREGATE               BENEFITS                 ANNUAL            FROM FUND AND
                               COMPENSATION            ACCRUED AS               BENEFITS          FUND COMPLEX
NAME OF PERSON/                FROM                    PART OF COMPANY          UPON              PAID TO
POSITION                       REGISTRANT              EXPENSES                 RETIREMENT        DIRECTORS
--------                       ----------              --------                 ----------        ---------


Julian A. Brodsky,                  $21,250               N/A                       N/A            $21,250
Director
Francis J. McKay,                   $22,500               N/A                       N/A            $22,500
Director
Arnold M. Reichman,                 $18,750               N/A                       N/A            $18,750
Director
Robert Sablowsky,                   $21,250               N/A                       N/A            $21,250
Director
Marvin E. Sternberg,                $22,500               N/A                       N/A            $22,500
Director
Donald van Roden,                   $27,250               N/A                       N/A            $27,250
Director and Chairman

         On October 24, 1990 the Company adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach), pursuant to which the Company will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by BlackRock Institutional Management Corporation ("BIMC"), the Portfolios' adviser, PFPC Trust Company, the Company's custodian, PFPC Inc. ("PFPC"), the administrator to the Municipal Money Market Portfolio and the Company's transfer and dividend disbursing agent, and PFPC Distributors Inc. (the "Distributor"), the Company's distributor, the Company itself requires only one part-time employee. No officer, director or employee of BIMC, PFPC Trust Company, PFPC or the Distributor currently receives any compensation from the Company.

         CODE OF ETHICS.


         The Company and the Distributor have adopted codes of ethics that permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Company.


                                 CONTROL PERSONS



         As of November 16, 2001, to the Company's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Company indicated below. See "Additional Information Concerning RBB Shares" below. The Company does not know whether such persons also beneficially own such shares.


------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
CASH PRESERVATION MONEY MARKET        Karen M. McElhinny                                               5.836%
                                      and Contribution Account
                                      4943 King Arthur Drive
                                      Erie, PA 16506

------------------------------------- ------------------------------------------------------- ------------------------
                                      Luanne M. Garvey                                                31.966%
                                      and Robert J. Garvey
                                      2729 Woodland Ave.
                                      Trooper, PA 19403

------------------------------------- ------------------------------------------------------- ------------------------
                                      Dominic and Barbara Pisciotta                                   25.501%
                                      and Successors in Trust under the Dominic Trust &
                                      Barbara Pisciotta Caring Trust dated 01/24/92
                                      207 Woodmere Way
                                      St. Charles, MD 63303

------------------------------------- ------------------------------------------------------- ------------------------
                                      David G. Bilka                                                   6.271%
                                      1962 FoxPointe Drive
                                      Arnold, MO 63010

------------------------------------- ------------------------------------------------------- ------------------------
SANSOM STREET MONEY MARKET            Saxon and Co.                                                    5.402%
                                      FBO Paine Webber
                                      A/C 32 32 400 4000038
                                      P.O. Box 7780 1888
                                      Philadelphia, PA 19182

------------------------------------- ------------------------------------------------------- ------------------------
                                      Saxon and Co.                                                   94.572%
                                      c/o PNC Bank, N.A.
                                      F6-F266-02-2
                                      8800 Tinicum Blvd.
                                      Philadelphia, PA 19153

------------------------------------- ------------------------------------------------------- ------------------------
CASH PRESERVATION                     Gary L. Lange                                                   61.819%
MUNICIPAL MONEY MARKET                and Susan D. Lange
                                      JT TEN
                                      1664 Kersley Circle
                                      Heathrow, FL 32746

------------------------------------- ------------------------------------------------------- ------------------------
                                      Andrew Diederich                                                 5.805%
                                      and Doris Diederich
                                      JT TEN
                                      1003 Lindeman
                                      Des Peres, MO 63131

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Mark Koehler                                                     7.632%
                                      and Suzanne Koehler
                                      JT TEN WROS
                                      3925 Bowen St.
                                      St. Louis, MO 63116

------------------------------------- ------------------------------------------------------- ------------------------
N/I MICRO CAP FUND                    Charles Schwab & Co., Inc.                                       6.941%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds A/C 3143-0251
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Janis Claflin, Bruce Fetzer and                                  8.482%
                                      Winston Franklin
                                      Robert Lehman Trust
                                      The John E. Fetzer Institute, Inc.
                                      U/A DTD 06-1992
                                      Attn: Christina Adams
                                      9292 West KL Ave.
                                      Kalamazoo, MI 49009

------------------------------------- ------------------------------------------------------- ------------------------
                                      Public Inst. For Social Security                                26.425%
                                      1001 19th St., N.
                                      16th Flr.
                                      Arlington, VA 22209

------------------------------------- ------------------------------------------------------- ------------------------
                                      McKinsey Master Retirement Trust                                20.319%
                                      114 W. 47th Street
                                      20th Floor
                                      New York, NY 10036

------------------------------------- ------------------------------------------------------- ------------------------
N/I GROWTH FUND                       Charles Schwab & Co., Inc.                                       6.749%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Citibank North America Inc.                                     53.465%
                                      Trst. Sargent & Lundy Retirement Trust
                                      DTD. 06/01/96
                                      Mutual Fund Unit
                                      Bld. B Floor 1 Zone 7
                                      3800 Citibank Center
                                      Tampa, FL 33610-9122

------------------------------------- ------------------------------------------------------- ------------------------
                                      Louisa Stude Sarofim Foundation                                  7.059%
                                      c/o Nancy Head
                                      DTD. 01/04/91
                                      1001 Fannin 4700
                                      Houston, TX 77002

------------------------------------- ------------------------------------------------------- ------------------------
N/I MID CAP                           Charles Schwab & Co., Inc.                                      19.299%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                                7.529%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water St. 32nd Floor
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
N/I SMALL CAP VALUE FUND              Charles Schwab & Co., Inc.                                      45.738%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      State Street Bank and Trust Company                             21.865%
                                      FBO Yale Univ.
                                      Retirement Plan for Staff Emp.
                                      State Street Bank & Trust Company
                                      Master Tr. Div.
                                      Attn: Kevin Sutton
                                      Solomon Williard Bldg.
                                      One Enterprise Drive
                                      North Quincy, MA 02171

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Yale University                                                 10.876%
                                      Trst. Yale University Ret. Health Bene. Trust
                                      Attn: Seth Alexander
                                      230 Prospect St.
                                      New Haven, CT 06511

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LARGE CAP VALUE       Charles Schwab & Co., Inc.                                       9.197%
FUND -                                Special Custody Account
INSTITUTIONAL SHARES                  for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Swanee Hunt and Charles Ansbacher                               18.011%
                                      Trst. Swanee Hunt Family Foundation
                                      c/o Beth Benham
                                      168 Brattle St.
                                      Cambridge, MA 02138

------------------------------------- ------------------------------------------------------- ------------------------
                                      Samuel Gary and Ronald Williams                                  6.388%
                                      and David Younggren
                                      Trst. Gary Tax Advantaged PRO and PST
                                      370 17th Street
                                      Suite 5300

------------------------------------- ------------------------------------------------------- ------------------------
                                      Union Bank of California                                        15.886%
                                      FBO Service Employees BP 610001265-01
                                      P.O. Box 85484
                                      San Diego, CA 92186

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Bank National Association                                  17.566%
                                      FBO A-Dec Inc. DOT 093098
                                      Attn: Mutual Funds
                                      A/C 97307536
                                      P.O. Box 64010
                                      St. Paul, MN 55164-0010

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Northern Trust Company                                          19.761%
                                      FBO AEFC Pension Trust
                                      A/C 22-53582
                                      P. O. Box 92956
                                      Chicago, IL 60675

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LARGE CAP VALUE       Charles Schwab & Co., Inc.                                       76.11%
FUND-INVESTOR SHARES                  Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MID CAP VALUE FUND-   John Carroll University                                          5.646%
INSTITUTIONAL SHARES                  20700 N. Park Blvd.
                                      University Heights, OH 44118

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & Co.                                                        13.83%
                                      A/C BPHF 3006002
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------
                                      JMB Realty Corporation ESP                                       7.252%
                                      900 N. Michigan Ave.
                                      Chicago, IL 60611-1575

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Bank National Association                                    8.19%
                                      TRST SIS of the Order of St. Benedict RP
                                      A/C 21743240
                                      Mutual Funds Department
                                      P.O. Box 64010

------------------------------------- ------------------------------------------------------- ------------------------
                                      Strafe & Co.                                                     9.935%
                                      FAO S.A.A.F Custody
                                      A/C 8300022102
                                      P.O. Box 160
                                      Westerville, OH 43086-0160

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & Co.                                                       10.778%
                                      A/C CHIF1001182
                                      FBO Childrens Hospital LA
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      American Express Trust Co.                                       9.317%
                                      FBO American Express
                                      Retirement Serv Plans
                                      Attn: Pat Brown
                                      50534 AXP Financial Ctr.
                                      Minneapolis, MN 55474

------------------------------------- ------------------------------------------------------- ------------------------
                                      First Union National Bank                                       12.487%
                                      FBO Reciprocal of America
                                      A/C 5028298445
                                      1525 W WT Harris Blvd. #NC1151
                                      Charlotte, NC 28262-1151

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MID CAP VALUE FUND-   National Financial Svcs. Corp.                                   20.18%
INVESTOR SHARES                       for Exclusive Benefit of Our Customers
                                      Sal Vella
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      15.576%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      George B. Smithy, Jr.                                            8.276%
                                      38 Greenwood Road
                                      Wellesley, MA 02181

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS BOND FUND-            Chiles Foundation                                               10.105%
INSTITUTIONAL SHARES                  111 S.W. Fifth Ave.
                                      Suite 4050
                                      Portland, OR 97204

------------------------------------- ------------------------------------------------------- ------------------------
                                      The Roman Catholic Diocese of                                   70.928%
                                      Raleigh, NC
                                      General Endowment
                                      715 Nazareth St.
                                      Raleigh, NC 27606

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      The Roman Catholic Diocese of                                   15.433%
                                      Raleigh, NC
                                      Clergy Trust
                                      715 Nazareth St.
                                      Raleigh, NC 27606

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS BOND FUND-            National Financial Services Corp.                               23.789%
INVESTOR SHARES                       for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds 5th Floor
                                      Sal Vella
                                      200 Liberty Street
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      47.797%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      John M. Noyes                                                    5.582%
                                      IRA Rollover
                                      38 Buckboard St.
                                      Phenix City, AL 36869

------------------------------------- ------------------------------------------------------- ------------------------
                                      Edward A. Aloe                                                   5.735%
                                      Rollover IRA
                                      Two Benedict PL
                                      Greenwich, CT 06830

------------------------------------- ------------------------------------------------------- ------------------------
                                      Edward A. Aloe                                                   5.103%
                                      Two Benedict PL
                                      Greenwich, CT 06830

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS                       Boston Partners Asset Mgmt. L. P.                                6.332%
SMALL CAP VALUE FUND II-              Attn: Jan Penney
INSTITUTIONAL SHARES                  28 State St.
                                      Boston, MA 02109

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investor Services Corp.                                16.499%
                                      FBO Exclusive Benefit for Our Customers
                                      55 Water St.
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      A Cleveland R. Dastin and W Donovan                             10.692%
                                      T Burback J Dibrigidu TTEES
                                      Trst. Sheehan Phinney Bass & Green PSP
                                      1000 Elm Street
                                      Manchester, NH 03105-3701

------------------------------------- ------------------------------------------------------- ------------------------
                                      MCNC Endowment                                                  26.145%
                                      P.O. Box 110023
                                      Research Triangle Park, NC 27709

------------------------------------- ------------------------------------------------------- ------------------------
                                      Plumbers and Steamfitters                                       15.857%
                                      Local No. 7 Pension Fund
                                      Robert M. Valenty, Administrator
                                      Mary Allen Smith,
                                      Assistant Administrator
                                      308 Wolf Road

------------------------------------- ------------------------------------------------------- ------------------------
                                      Memorial Hospital of Martinsville                                5.859%
                                      and Henry Counties
                                      320 Hospital Drive
                                      P.O. Box 4788
                                      Martinsville, VA 24115-4788

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS SMALL CAP VALUE       National Financial Services Corp.                               37.764%
FUND II - INVESTOR SHARES             for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds
                                      5th Floor
                                      200 Liberty St.
                                      1 World Financial Center
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      39.468%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                                 7.68%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     National Investors Services Corp.                                12.22%
FUND -                                for the Exclusive Benefit of Our Customers
INSTITUTIONAL SHARES                  Sal Velle
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Boston Partners Asset Mgmt. L. P.                                5.421%
                                      Attn: Jan Penney
                                      28 State St.
                                      Boston, MA 02109

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      67.811%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      FTC and Co.                                                      5.385%
                                      Attn: Datalynx House Account
                                      P.O. Box 173736
                                      Denver, CO 80217-3736

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     National Investors Services Corp.                               34.627%
FUND -                                for the Exclusive Benefit of Our Customers
INVESTOR SHARES                       Sal Velle
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                               14.187%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
SCHNEIDER SMALL CAP VALUE FUND        Arnold C. Schneider III                                          6.375%
                                      SEP IRA
                                      826 Turnbridge Road
                                      Wayne, PA 19087

------------------------------------- ------------------------------------------------------- ------------------------
                                      John Frederick Lyness                                            7.327%
                                      81 Hillcrest Ave.
                                      Summit, NJ 07901

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Fulvest & Co.                                                    7.354%
                                      c/o Fulton Bank Trust Department
                                      P.O. Box 3215
                                      Lancaster, PA 17604-3215

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      17.817%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Ursinus College Endowment Fund                                  20.482%
                                      P.O. Box 1000
                                      Collegeville, PA 19426

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & CO.                                                        9.267%
                                      A/C CPVF1854542
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------
BOGLE SMALL CAP GROWTH FUND-          National Investors Services Corp.                                9.883%
INVESTOR SHARES                       for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      32nd floor
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
BOGLE SMALL CAP GROWTH FUND-          FTC & Co.                                                        6.705%
INSTITUTIONAL SHARES                  Attn: Datalynx 125
                                      P.O. Box 173736
                                      Denver, CO 80217-3736

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Equity Investment Portfolio L.P.                            8.495%
                                      1001 North U.S. Highway One
                                      Suite 800
                                      Jupiter, FL 33477

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co, Inc.                                       63.924%
                                      Special Custody Account
                                      for the Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------



         As of November 16, 2001, directors and officers as a group owned less than one percent of the shares of each class within the Company.

          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS


         ADVISORY AND SUB-ADVISORY AGREEMENTS.



         The Portfolio has an investment advisory agreement with BIMC. Although BIMC in turn has a sub-advisory agreement respecting the Portfolio with PNC Bank dated August 16, 1988, as of April 29, 1998, BIMC assumed these advisory responsibilities from PNC Bank. Pursuant to the Sub-Advisory Agreement, PNC Bank would be entitled to receive an annual fee from BIMC for its sub-advisory services calculated at the annual rate of 75% of the fees received by BIMC. The advisory agreement is dated August 16, 1988. The advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Agreements."

         For the fiscal year ended August 31, 2001, the Company paid BIMC (excluding fees to PFPC, for administrative services obligated under the Advisory Agreement) advisory fees as follows:

           FEES PAID
       (AFTER WAIVERS AND
        REIMBURSEMENTS)               WAIVERS          REIMBURSEMENTS
        ---------------               -------          --------------

              $1,530,762            $1,878,435          $23,214




         For the fiscal year ended August 31, 2000, the Company paid BIMC (excluding fees to PFPC, with respect to the Portfolio, for administrative services obligated under the Advisory Agreement) advisory fees as follows:


          FEES PAID
      (AFTER WAIVERS AND
       REIMBURSEMENTS)              WAIVERS           REIMBURSEMENTS
       ---------------              -------           --------------

          $5,095,665              $1,995,632           $2,269,338

         For the fiscal year ended August 31, 1999, the Company paid BIMC (excluding fees to PFPC, for administrative services obligated under the Advisory Agreement) advisory fees as follows:

          FEES PAID
      (AFTER WAIVERS AND
       REIMBURSEMENTS)              WAIVERS           REIMBURSEMENTS
       ---------------              -------           --------------

            $6,580,761              $2,971,645            $819,409

         The Portfolio bears all of its own expenses not specifically assumed by BIMC. General expenses of the Company not readily identifiable as belonging to a portfolio of the Company are allocated among all investment portfolios by or under the direction of the Company's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by BIMC; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Company or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by the Company to its directors and officers;
(g) organizational costs; (h) fees paid to the investment adviser and PFPC; (i) fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or Distributor; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Portfolio and its shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of the Company; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Company; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. The Bedford Class of the Company pays its own distribution fees, and may pay a different share than other classes of the Company (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Bedford Class or if it receives different services.

         Under the Advisory Agreements, BIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or the Portfolio in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of BIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.


         The Advisory Agreements were most recently approved July 19, 2001 by a vote of the Company's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreements or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Agreements were each approved by the shareholders of the Portfolio at a special meeting held on December 22, 1989, as adjourned. The Advisory Agreement is terminable by vote of the Company's Board of Directors or by the holders of a majority of the outstanding voting securities of the Portfolio, at any time without penalty, on 60 days' written notice to BIMC or PNC Bank. The Advisory Agreements may also be terminated by BIMC or PNC Bank on 60 days' written notice to the Company. The Advisory Agreements terminate automatically in the event of assignment thereof.

         ADMINISTRATION AGREEMENT.

         BIMC is obligated to render administrative services to the Portfolio pursuant to the investment advisory agreement. Pursuant to the terms of a Delegation Agreement, dated July 29, 1998, between BIMC and PFPC, however, BIMC has delegated to PFPC its administrative responsibilities to the Portfolio. The Company pays administrative fees directly to PFPC.


         For the fiscal year ended August 31, 2001, the Company paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

         FEES PAID
     (AFTER WAIVERS AND
      REIMBURSEMENTS)           WAIVERS         REIMBURSEMENTS
      ---------------           -------         --------------

         $1,213,686               $0                  $0



         For the fiscal year ended August 31, 2000, the Company paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

         FEES PAID
     (AFTER WAIVERS AND
      REIMBURSEMENTS)           WAIVERS         REIMBURSEMENTS
      ---------------           -------         --------------

         $2,713,023               $0                  $0



         For the fiscal year ended August 31, 1999, the Company paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

         FEES PAID
     (AFTER WAIVERS AND
      REIMBURSEMENTS)           WAIVERS         REIMBURSEMENTS
      ---------------           -------         --------------

         $2,577,726               $0                  $0

         CUSTODIAN AND TRANSFER AGENCY AGREEMENTS.


         PFPC Trust Company is custodian of the Company's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PFPC Trust Company: (a) maintains a separate account or accounts in the name of the Portfolio; (b) holds and transfers portfolio securities on account of the Portfolio; (c) accepts receipts and makes disbursements of money on behalf of the Portfolio; (d) collects and receives all income and other payments and distributions on account of the Portfolio's portfolio securities; and (e) makes periodic reports to the Company's Board of Directors concerning the Portfolio's operations. PFPC Trust Company is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Company, provided that PFPC Trust Company remains responsible for the performance of all its duties under the Custodian Agreement and holds the Company harmless from the acts and omissions of any sub-custodian. For its services to the Company under the Custodian Agreement, PFPC Trust Company receives a fee which is calculated based upon the Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Company.

         PFPC serves as the transfer and dividend disbursing agent for the Company's Bedford Class pursuant to a Transfer Agency Agreement dated August 16, 1988 (the "Transfer Agency Agreement"), under which PFPC: (a) issues and redeems shares of the Bedford Class of the Portfolio; (b) addresses and mails all communications by the Portfolio to record owners of shares of such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (c) maintains shareholder accounts and, if requested, sub-accounts; and (d) makes periodic reports to the Company's Board of Directors concerning the operations of the Bedford Class. PFPC may, on 30 days' notice to the Company, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Company under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in the Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in the Portfolio for all other orders, exclusive of out-of-pocket expenses, and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.


         PFPC has entered and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolio. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Company on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolio for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Company to PFPC.

         DISTRIBUTION AGREEMENT.



         Pursuant to the terms of a Distribution Agreement, dated as of January 2, 2001 and supplements entered into by the Distributor and the Company, (the "Distribution Agreement") and a separate Plan of Distribution, as amended, for the Bedford Class (the "Plan"), which was adopted by the Company in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to distribute shares of the Bedford Class. Payments to the Distributor under the Plan are to compensate it for distribution assistance and expenses assumed and activities intended to result in the sale of shares of the Bedford Class. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreement, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of the Portfolio based on a percentage of the amounts invested by their customers.


         The Plan was approved by the Company's Board of Directors, including the directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("12b-1 Directors").

         Among other things, the Plan provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Company regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Company's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Company on the distribution of the Company's shares of the Bedford Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Company's shares in the Bedford Class; and (4) while the Plan remains in effect, the selection and nomination of the 12b-1 Directors shall be committed to the discretion of the directors who are not interested persons of the Company.


         Effective January 2, 2001, PFPC Distributors serves as the Distributor of the Company's shares. BIMC is an affiliate of the Distributor. For the period January 2, 2001 through August 31, 2001, the Company paid distribution fees to the Distributor under the Plan for the Bedford Class of the Portfolio in the aggregate amount of $2,612,966. Of this amount $2,592,960 was paid to dealers with whom the Distributor had entered into dealer agreements, and $20,006 was retained by the Distributor. The amounts retained by the Distributor were used to pay certain advertising and promotion, printing, postage, legal fees, travel, entertainment, sales, marketing and administrative expenses.

         Provident Distributors, Inc. ("PDI") served as distributor to the Bedford Class until January 2, 2001. For the period September 1, 2000 through January 1, 2001, the Company paid distribution fees to PDI under the Plan for the Bedford Class of the Portfolio in the aggregate amount of $1,006,789. Of this amount $982,111 was paid to dealers with whom PDI had entered into dealer agreements, and $24,678 was retained by PDI. The amounts retained by PDI were used to pay certain advertising and promotion, printing, postage, legal fees, travel, entertainment, sales, marketing and administrative expenses.


         The Company believes that the Plan may benefit the Company by increasing sales of Shares. Mr. Sablowsky, a Director of the Company, had an indirect interest in the operation of the Plan by virtue of his position with Fahnestock Co., Inc., a broker-dealer.

                             PORTFOLIO TRANSACTIONS


         The Portfolio intends to purchase securities with remaining maturities of 13 months or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 13 months or less). However, the Portfolio may purchase variable rate securities with remaining maturities of 13 months or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Because the Portfolio intends to purchase only securities with remaining maturities of 13 months or less, its portfolio turnover rate will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by the Portfolio, the turnover rate should not adversely affect the Portfolio's net asset value or net income. The Portfolio does not intend to seek profits through short term trading.

         Purchases of portfolio securities by the Portfolio are made from dealers, underwriters and issuers; sales are made to dealers and issuers. The Portfolio does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of the Portfolio to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of the Portfolio, BIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor or BIMC or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

         BIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

         Investment decisions for the Portfolio and for other investment accounts managed by BIMC are made independently of each other in light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolio. The Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which BIMC or any affiliated person (as defined in the 1940
Act) thereof is a member except pursuant to procedures adopted by the Company's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Company's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that BIMC not participate in or benefit from the sale to the Portfolio.


                  ADDITIONAL INFORMATION CONCERNING RBB SHARES



         RBB has authorized capital of 30 billion shares of Common Stock at a par value of $0.001 per share. Currently, 20.973 billion shares have been classified into 94 classes as shown in the table below. Under RBB's charter, the Board of Directors has the power to classify and reclassify any unissued shares of Common Stock from time to time.


                                           NUMBER OF                                                   NUMBER OF
                                       AUTHORIZED SHARES                                           AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)          CLASS OF COMMON STOCK                   (MILLIONS)
------------------------------------- --------------------    ----------------------------------- --------------------
A (Growth & Income)                           100             YY (Schneider Capital Small Cap
                                                              Value)                                      100
B                                             100             ZZ                                          100
C (Balanced)                                  100             AAA                                         100
D  (Tax-Free)                                 100             BBB                                         100
E (Money)                                     500             CCC                                         100
F (Municipal Money)                           500             DDD (Boston Partners Institutional
                                                              Small Cap Value Fund II)                    100
G (Money)                                     500             EEE (Boston Partners Investors
                                                              Small Cap Value Fund II)                    100
H (Municipal Money)                           500             FFF                                         100
I (Sansom Money)                             1500             GGG                                         100
J (Sansom Municipal Money)                    500             HHH                                         100
K (Sansom Government Money)                   500             III (Boston Partners
                                                              Institutional Long/Short Equity)            100
L (Bedford Money)                            1500             JJJ (Boston Partners Investors
                                                              Long/Short Equity)                          100
M (Bedford Municipal Money)                   500             KKK (Boston Partners
                                                              Institutional Long-Short Equity)            100


                                           NUMBER OF                                                   NUMBER OF
                                       AUTHORIZED SHARES                                           AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)          CLASS OF COMMON STOCK                   (MILLIONS)
------------------------------------- --------------------    ----------------------------------- --------------------


N (Bedford Government Money)                  500             LLL (Boston Partners Investors
                                                              Long-Short Equity)                          100
O (Bedford N.Y. Money)                        500             MMM  (n/i numeric Small Cap Value)          100
P (RBB Government)                            100             Class NNN (Bogle Institutional
                                                              Small Cap Growth)                           100
Q                                             100             Class OOO (Bogle Investors Small
                                                              Cap Growth)                                 100
R (Municipal Money)                           500             Select (Money)                              700
S (Government Money)                          500             Beta 2 (Municipal Money)                     1
T                                             500             Beta 3 (Government Money)                    1
U                                             500             Beta 4 (N.Y. Money)                          1
V                                             500             Principal Class (Money)                     700
W                                             100             Gamma 2 (Municipal Money)                    1
X                                             50              Gamma 3 (Government Money)                   1
Y                                             50              Gamma 4 (N.Y. Money)                         1
Z                                             50              Bear Stearns Money                         2,500
AA                                            50              Bear Stearns Municipal Money               1,500
BB                                            50              Bear Stearns Government Money              1,000
CC                                            50              Delta 4 (N.Y. Money)                         1
DD                                            100             Epsilon 1 (Money)                            1
EE                                            100             Epsilon 2 (Municipal Money)                  1
FF (n/i numeric Micro Cap)                    50              Epsilon 3 (Government Money)                 1
GG (n/i numeric Growth)                       50              Epsilon 4 (N.Y. Money)                       1
HH (n/i numeric Mid Cap)                      50              Zeta 1 (Money)                               1
II                                            100             Zeta 2 (Municipal Money)                     1
JJ                                            100             Zeta 3 (Government Money)                    1
KK                                            100             Zeta 4 (N.Y. Money)                          1
LL                                            100             Eta 1 (Money)                                1
MM                                            100             Eta 2 (Municipal Money)                      1
NN                                            100             Eta 3 (Government Money)                     1
OO                                            100             Eta 4 (N.Y. Money)                           1
PP                                            100             Theta 1 (Money)                              1
QQ (Boston Partners Institutional                             Theta 2 (Municipal Money)                    1
Large Cap)                                    100
RR (Boston Partners Investors Large                           Theta 3 (Government Money)                   1
Cap)                                          100
SS (Boston Partners Advisor Large                             Theta 4 (N.Y. Money)                         1
Cap)                                          100
TT (Boston Partners Investors Mid
Cap)                                          100
UU (Boston Partners Institutional
Mid Cap)                                      100
VV (Boston Partners Institutional
Bond)                                         100
WW (Boston Partners Investors Bond)           100



         The classes of Common Stock have been grouped into 14 separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Principal (Gamma) Family, the Select (Beta) Family, the Schneider Capital Management Family, the n/i numeric family of funds, the Boston Partners Family, the Bogle Family, the Bear Stearns Money Market Family, the Epsilon Family, the Theta Family, the Eta Family, and the Zeta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family, the Bedford Family and the Bear Stearns Money Market Family represent interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the n/i numeric investors family of funds represents interests in four non-money market portfolios; the Boston Partners Family represents interests in five non-money market portfolios; the Bogle Family represents interests in one non-money market portfolio; the Schneider Capital Management Family represents interests in one non-money market portfolio; the Select (Beta) Family, the Principal (Gamma) Family, the Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, New York Municipal Money Market and Government Obligations Money Market Portfolios.

         RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

         Holders of shares of each class of RBB will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as RBB shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

         Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by RBB's Articles of Incorporation, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

                       PURCHASE AND REDEMPTION INFORMATION


         You may purchase shares through an account maintained by your brokerage firm and you may also purchase shares directly by mail or wire. The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Portfolio's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing the Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Portfolio. A shareholder will bear the risk of a decline in market value and any tax consequences associated with a redemption in securities.

         Under the 1940 Act, the Company may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which the SEC restricts trading on the NYSE or determines an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

         Shares of the Company are subject to redemption by the Company, at the redemption price of such shares as in effect from time to time, including, without limitation: to reimburse a Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time; if such redemption is, in the opinion of the Company's Board of Directors, desirable in order to prevent the Company or any Portfolio from being deemed a "personal holding company" within the meaning of the Internal Revenue Code of 1986, as amended; or if the net income with respect to any particular class of common stock should be negative or it should otherwise be appropriate to carry out the Company's responsibilities under the 1940 Act.

                               VALUATION OF SHARES


         The Company intends to use its best efforts to maintain the net asset value of each class of the Portfolio at $1.00 per share. Net asset value per share, the value of an individual share in the Portfolio, is computed by adding the value of the proportionate interest of the class in the Portfolio's securities, cash and other assets, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of such class. The net asset value of each class of the Company is determined independently of the other classes. The Portfolio's "net assets" equal the value of the Portfolio's investments and other securities less its liabilities. The Portfolio's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern

Time), on each Business Day. "Business Day" means each weekday when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE is closed weekends and on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday and subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays as the NYSE as well as Columbus Day and Veterans' Day.

         The Company calculates the value of the portfolio securities of the Portfolio by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, the Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

         The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price the Portfolio would receive if the security were sold prior to maturity. The Company's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for the Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for the Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

         The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 13 months, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that BIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and BIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Company's Board of Directors, the Board will take such actions as it deems appropriate.

         In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Company's Board of Directors.

                             PERFORMANCE INFORMATION


         The Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for the Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.


         The annualized yield for the seven-day period ended August 31, 2001 for the Bedford Class of the Portfolio before waivers was as follows:


                                       TAX-EQUIVALENT YIELD
                        EFFECTIVE      (ASSUMES A FEDERAL
       YIELD               YIELD       INCOME TAX RATE OF 28%)
       -----            ---------      -----------------------


       2.69%              2.73%                N/A


         The annualized yield for the seven-day period ended August 31, 2001 for the Bedford Class of the Portfolio after waivers was as follows:


                                       TAX-EQUIVALENT YIELD
                        EFFECTIVE      (ASSUMES A FEDERAL
       YIELD               YIELD       INCOME TAX RATE OF 28%)
       -----            ---------      -----------------------


       2.85%              2.89%                N/A



         Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of the Portfolio will fluctuate, they cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

         The yields on certain obligations, including the money market instruments in which the Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by the Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, BIMC will consider whether the Portfolio should continue to hold the obligation.

         From time to time, in advertisements or in reports to shareholders, the yields of the Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of the Portfolio may be compared to the Donoghue's Money Company Average, which is an average compiled by IBC Money Company Report(R), a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.

                                      TAXES

         The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute its respective income to shareholders each year, so that the Portfolio generally will be relieved of federal income and excise taxes. If the Portfolio were to fail to so qualify: (1) the Portfolio would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if the Portfolio were to fail to make sufficient distributions in a year, the Portfolio would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company.

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

         Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Portfolio on December 31 of such year if such dividends are actually paid during January of the following year.


         The Portfolio will be required in certain cases to withhold and remit to the United States Treasury at least 30% of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Portfolio that he or she is not subject to back-up withholding when required to do so or that he or she is an "exempt recipient."


                                  MISCELLANEOUS


         COUNSEL.

         The law firm of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Company and the non-interested directors.


         INDEPENDENT ACCOUNTANTS.

         PricewaterhouseCoopers LLP serves as the Company's independent accountants. PricewaterhouseCoopers LLP performs an annual audit of the Company's financial statements.


                              FINANCIAL STATEMENTS



         The audited financial statements and notes thereto in the Portfolio's Annual Report to Shareholders for the fiscal year ended August 31, 2001 (the "2001 Annual Report") are incorporated by reference into this Statement of Additional Information. No other parts of the 2001 Annual Report are incorporated by reference herein. The financial statements included in the 2001 Annual Report have been audited by the Company's independent accountants, PricewaterhouseCoopers LLP, whose report thereon also appears in the Annual Report and is incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Copies of the 2001 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

         A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

         "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertanties which could lead to the obligor's inadequate capacity or willingness to meet its financial commitment on the obligation.


         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.


         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if the payments on an obligation are jeopardized.



         Moody's commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.


         "D" - Securities are in actual or imminent payment default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

         The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:


         "AAA" - An obligation rated "AAA" is the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


         Obligors rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.


         "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:


         "Aaa" - Bonds and preferred stock are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds and preferred stock are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds and preferred stock possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds and preferred stock are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds and preferred stock are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds and preferred stock generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds and preferred stock are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds and preferred stock represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds and preferred stock are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.


         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.


         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.


MUNICIPAL NOTE RATINGS
----------------------

         A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.


         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.



         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                    BEDFORD MUNICIPAL MONEY MARKET PORTFOLIO

                              OF THE RBB FUND, INC.
                                 (THE "COMPANY")

                       STATEMENT OF ADDITIONAL INFORMATION


                                DECEMBER 18, 2001

         This Statement of Additional Information ("SAI") provides information about the Company's Bedford Class of the Municipal Money Market Portfolio (the "Portfolio"). This information is in addition to the information that is contained in the Bedford Municipal Money Market Portfolio Prospectus dated December 18, 2001 (the "Prospectus").

         This SAI is not a prospectus. It should be read in conjunction with the Prospectus and the Portfolio's Annual Report dated August 31, 2001. The financial statements and notes contained in the Annual Report are incorporated by reference into this SAI. Copies of the Portfolio's Prospectus and Annual Report may be obtained free of charge by telephoning (800) 533-7719.

                                TABLE OF CONTENTS

                                                                        PAGE
                                                                        ----

GENERAL INFORMATION........................................................1

INVESTMENT INSTRUMENTS AND POLICIES........................................1

         Additional Information on Portfolio Investments...................1
         Fundamental Investment Limitations and Policies...................7
         Non-Fundamental Investment Limitations and Policies...............9

MANAGEMENT OF THE COMPANY.................................................10


         Directors and Officers...........................................10
         Directors' Compensation..........................................13
         Code of Ethics...................................................13

CONTROL PERSONS...........................................................13

INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS..............23

         Advisory and Sub-Advisory Agreements.............................23
         Administration Agreement.........................................25
         Custodian and Transfer Agency Agreements.........................26
         Distribution Agreement...........................................28

PORTFOLIO TRANSACTIONS....................................................29

ADDITIONAL INFORMATION CONCERNING RBB SHARES..............................30

PURCHASE AND REDEMPTION INFORMATION.......................................33

VALUATION OF SHARES.......................................................33

PERFORMANCE INFORMATION...................................................35

TAXES ....................................................................36

MISCELLANEOUS.............................................................37

         Counsel..........................................................37
         Independent Accountants..........................................37

FINANCIAL STATEMENTS......................................................38


APPENDIX A...............................................................A-1

                               GENERAL INFORMATION


         The RBB Fund, Inc. (the "Company") was organized as a Maryland corporation on February 29, 1988 and is an open-end management investment company currently operating or proposing to operate 14 separate investment portfolios. This Statement of Additional Information pertains to one class of shares (the "Bedford Class") representing interests in the Municipal Money Market Portfolio, a diversified investment portfolio (the "Portfolio") of the Company. The Bedford Class is offered by the Bedford Family Municipal Money Market Prospectus dated December 18, 2001.


                       INVESTMENT INSTRUMENTS AND POLICIES

         The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Portfolio.

         ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

         VARIABLE RATE DEMAND INSTRUMENTS. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

         Variable rate demand instruments held by the Portfolio may have maturities of more than 397 calendar days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 calendar days, upon giving the prescribed notice (which may not exceed 30 days); and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 calendar days. In determining the average weighted maturity of the Portfolio and whether a variable rate demand instrument has a remaining maturity of 397 calendar days or less, each long-term instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the Portfolio to dispose of variable or floating rate notes if the issuer defaulted on its payment obligations or during periods that the Portfolio is not entitled to exercise its demand right, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

         WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Portfolio may purchase "when-issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates.

         While the Portfolio has such commitments outstanding, the Portfolio will maintain in a segregated account with the Company's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, it is expected that commitments to purchase "when-issued" securities will not exceed 25% of the value of the Portfolio's total assets absent unusual market conditions. When the Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

         U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation. U.S. Government obligations that are not backed by the full faith and credit of the U.S. Government are subject to greater risks than those that are. U.S. Government obligations that are backed by the full faith and credit of the U.S. Government are subject to interest rate risk.

         Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank.

         ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and CMOs issued or guaranteed by U.S. Government agencies and instrumentalities. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less. Asset-backed securities are considered an industry for industry concentration purposes (see "Fundamental Investment Limitations and Policies"). In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of proceeds by the Portfolio will generally be at lower rates than the rates on the prepaid obligations.

         Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

         In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

         ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities; (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("Rating Organizations") in the two highest short-term rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2," by Standard & Poor's Ratings Services ("S&P"), or rated "Prime-1" or "Prime-2" by Moody's Investor's Service, Inc. ("Moody's")), or (b) are rated (at the time of purchase) by the only Rating Organization rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and, subject to certain SEC requirements, long-term obligations that have remaining maturities of 397 days or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with (2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2)(a) or (b) above; and (5) subject to certain conditions imposed under SEC rules, obligations guaranteed or otherwise supported by persons which meet the requisite rating requirements.

         MUNICIPAL OBLIGATIONS. The Portfolio may invest in short-term Municipal Obligations which are determined by its investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Company's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to this Statement of Additional Information.

         The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

         Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. Therefore, risk exists that the reserve fund will not be restored.

         Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by the Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 13 months, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

         Although the Portfolio may invest more than 25% of its net assets in
(i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

         Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance and relied upon by the Portfolio in purchasing such securities. Neither the Company nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

         TAX-EXEMPT DERIVATIVE SECURITIES. The Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

         ILLIQUID SECURITIES. The Portfolio may not invest more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Other securities considered illiquid are time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued and GICs. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act") and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. Illiquid securities would be more difficult to dispose of than liquid securities to satisfy redemption requests.

         The Portfolio may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Portfolio's adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

         The Portfolio's investment adviser will monitor the liquidity of restricted securities in the Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         STAND-BY COMMITMENTS. The Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

         The Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a stand-by commitment either in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Portfolio will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

         The Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. The Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates.

         The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where the Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

         TEMPORARY DEFENSIVE PERIODS. The Portfolio may hold all of its assets in uninvested cash reserves during temporary defensive periods. Uninvested cash will not earn income.

         FUNDAMENTAL INVESTMENT LIMITATIONS AND POLICIES.


         A fundamental limitation or policy of the Portfolio may not be changed without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares. As used in this Statement of Additional Information and in the Prospectus, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of: (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy; or (2) more than 50% of the outstanding shares of such class, series or Portfolio.


         The Company's Board of Directors can change the investment objective of the Portfolio. The Board may not change the requirement that the Portfolio normally invest at least 80% of its net assets in Municipal Securities (as defined in the Prospectus) and other instruments the income from which is exempt from federal income tax, but may be subject to Federal Alternative Minimum Tax without shareholder approval. Shareholders will be given notice before any such change is made.

               The Portfolio may not:

          1. borrow money, except from banks for temporary purposes and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, or hypothecate any of its assets except in connection with such borrowing and then in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

          2. purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

          3. underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

          4. make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

          5. purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

          6.   purchase or sell commodities or commodity contracts;

          7. invest in oil, gas or mineral exploration or development programs;

          8. make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations;

          9. purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer;

          10. make investments for the purpose of exercising control or management;

          11. purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation;


          12. under normal market conditions, invest less than 80% of its net assets in securities the income from which is exempt from the regular federal income tax, although the interest of such securities may constitute an item of tax preference for purposes of the Federal Alternative Minimum Tax;


          13. invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and

          14. purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.

         NON-FUNDAMENTAL INVESTMENT LIMITATIONS AND POLICIES.


         A non-fundamental investment limitation or policy may be changed by the Board of Directors without shareholder approval. However, shareholders will be notified of any changes to any of the following limitations or policies.

         So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Portfolio will, subject to certain exceptions, limit its purchases of:

          1. the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that:

               (i) if rated by more than one Rating Organization (as defined in the Prospectus), are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities;

               (ii) if rated by only one Rating Organization, are rated by such
                    Rating Organization in its highest rating category for such securities;

               (iii)have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above; or

               (iv) are Unrated Securities that are determined to be of
                    comparable quality to such securities,

          2.   Second Tier conduit securities to 5 % of its total assets,

          3. Second Tier conduit securities of one issuer to the greater of 1% of its total assets or $1 million.

                  In addition, so long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Portfolio will not purchase any Guarantees or Demand Features (as defined in Rule 2a-7) if after the acquisition of the Guarantees or Demand Features the Portfolio has more than 10% of its total assets invested in instruments issued by or subject to Guarantees or Demand Features from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Portfolio's total assets.


                            MANAGEMENT OF THE COMPANY


         DIRECTORS AND OFFICERS.

         The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The directors and executive officers of the Company, their ages, business addresses and principal occupations during the past five years are:

                                                                                  PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE                        POSITION WITH COMPANY             DURING PAST FIVE YEARS
------------------------                        ---------------------             ----------------------


Arnold M. Reichman - 53                         Director                          Director, Gabelli Group Capital Partners
609 Greenwich Street                                                              (an investment partnership) since December
5th Floor                                                                         2000; Chief Operating Officer and member
New York, NY  10014                                                               of the Board of Directors of Outercurve
                                                                                  Technologies (wireless enabling services)
                                                                                  until April 2001; Chief Operating Officer
                                                                                  and a member of the Executive Operating
                                                                                  Committee of Warburg Pincus Asset
                                                                                  Management, Inc.; Executive Officer and
                                                                                  Director of Credit Suisse Asset Management
                                                                                  Securities, Inc. (formerly Counsellors
                                                                                  Securities, Inc.) and Director/Trustee of
                                                                                  various investment companies advised by
                                                                                  Warburg Pincus Asset Management, Inc. until
                                                                                  September 15, 1999; Prior to 1997, Managing
                                                                                  Director of Warburg Pincus Asset Management,
                                                                                  Inc.




                                                                                  PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE                        POSITION WITH COMPANY             DURING PAST FIVE YEARS
------------------------                        ---------------------             ----------------------



*Robert Sablowsky - 63                          Director                          Executive Vice President of Fahnestock Co.,
Fahnestock & Company, Inc.                                                        Inc. (a registered broker-dealer).
125 Broad Street
New York, NY  10004

Francis J. McKay - 66                           Director                          Since 1963, Vice President, Fox Chase Cancer
Fox Chase Cancer Center                                                           Center (biomedical research and medical
7701 Burholme Avenue                                                              care).
Philadelphia, PA  19111

*Marvin E. Sternberg - 67                       Director                          Since 1974, Chairman, Director and
Moyco Technologies, Inc.                                                          President, Moyco Technologies, Inc.
200 Commerce Drive                                                                (manufacturer of precision coated and
Montgomeryville, PA  18936                                                        industrial abrasives).

Julian A. Brodsky - 68                          Director                          Director and Vice Chairman, since 1969
Comcast Corporation                                                               Comcast Corporation (cable television and
1500 Market Street                                                                communications); Director, NDS Group PLC.
35th Floor
Philadelphia, PA  19102

Donald van Roden - 77                           Director and Chairman of the      Self-employed businessman.  From February
1200 Old Mill Lane                              Board                             1980 to March 1987, Vice Chairman,
Wyomissing, PA  19610                                                             SmithKline Beecham Corporation
                                                                                  (pharmaceuticals).


Edward J. Roach - 77                            President and Treasurer           Certified Public Accountant; Vice Chairman
400 Bellevue Parkway                                                              of the Board, Fox Chase Cancer Center;
Wilmington, DE  19809                                                             Trustee Emeritus, Pennsylvania School for
                                                                                  the Deaf; Trustee Emeritus, Immaculata
                                                                                  College; President or Vice President and
                                                                                  Treasurer of various investment companies
                                                                                  advised by subsidiaries of PNC Bank
                                                                                  Corp. (1981-2000); Managing General
                                                                                  Partner and Treasurer of Chestnut Street
                                                                                  Exchange Fund; Director of The Bradford
                                                                                  Funds, Inc. (1996-2000).



* Each of Mr. Sablowsky and Mr. Sternberg is an "interested person" of the Company, as that term is defined in the 1940 Act.

         Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Company the firm to be selected as independent auditors.

         Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Company when the Board of Directors is not in session.

         Messrs. McKay, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of the Company.


         The Company currently pays directors $15,000 annually and $1,250 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $6,000 per year for his services in this capacity. Directors are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 2001, each of the following members of the Board of Directors received compensation from the Company in the following amounts:

         DIRECTORS' COMPENSATION.

                                                          PENSION OR                                 TOTAL
                                                          RETIREMENT                ESTIMATED        COMPENSATION
                                    AGGREGATE             BENEFITS                  ANNUAL           FROM FUND AND
                                    COMPENSATION          ACCRUED AS                BENEFITS         FUND COMPLEX
NAME OF PERSON/                     FROM                  PART OF COMPANY           UPON             PAID TO
POSITION                            REGISTRANT            EXPENSES                  RETIREMENT       DIRECTORS
--------                            ----------            --------                  ----------       ---------


Julian A. Brodsky,                  $21,250               N/A                       N/A              $21,250
Director
Francis J. McKay,                   $22,500               N/A                       N/A              $22,500
Director
Arnold M. Reichman,                 $18,750               N/A                       N/A              $18,750
Director
Robert Sablowsky,                   $21,250               N/A                       N/A              $21,250
Director
Marvin E. Sternberg,                $22,500               N/A                       N/A              $22,500
Director
Donald van Roden,                   $27,250               N/A                       N/A              $27,250
Director and Chairman


         On October 24, 1990 the Company adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach), pursuant to which the Company will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by BlackRock Institutional Management Corporation ("BIMC"), the Portfolios' adviser, PFPC Trust Company, the Company's custodian, PFPC Inc. ("PFPC"), the administrator to the Municipal Money Market Portfolio and the Company's transfer and dividend disbursing agent, and PFPC Distributors, Inc. (the "Distributor"), the Company's distributor, the Company itself requires only one part-time employee. No officer, director or employee of BIMC, PFPC Trust Company, PFPC or the Distributor currently receives any compensation from the Company.


         CODE OF ETHICS


         The Company and the Distributor have adopted codes of ethics that permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Company.


                                 CONTROL PERSONS



         As of November 16, 2001, to the Company's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Company indicated below. See "Additional Information Concerning RBB Shares" below. The Company does not know whether such persons also beneficially own such shares.

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
CASH PRESERVATION MONEY MARKET        Karen M. McElhinny                                               5.836%
                                      and Contribution Account
                                      4943 King Arthur Drive
                                      Erie, PA 16506

------------------------------------- ------------------------------------------------------- ------------------------
                                      Luanne M. Garvey                                                31.966%
                                      and Robert J. Garvey
                                      2729 Woodland Ave.
                                      Trooper, PA 19403

------------------------------------- ------------------------------------------------------- ------------------------
                                      Dominic and Barbara Pisciotta                                   25.501%
                                      and Successors in Trust under the Dominic Trust &
                                      Barbara Pisciotta Caring Trust dated 01/24/92
                                      207 Woodmere Way
                                      St. Charles, MD 63303

------------------------------------- ------------------------------------------------------- ------------------------
                                      David G. Bilka                                                   6.271%
                                      1962 FoxPointe Drive
                                      Arnold, MO 63010

------------------------------------- ------------------------------------------------------- ------------------------
SANSOM STREET MONEY MARKET            Saxon and Co.                                                    5.402%
                                      FBO Paine Webber
                                      A/C 32 32 400 4000038
                                      P.O. Box 7780 1888
                                      Philadelphia, PA 19182

------------------------------------- ------------------------------------------------------- ------------------------
                                      Saxon and Co.                                                   94.572%
                                      c/o PNC Bank, N.A.
                                      F6-F266-02-2
                                      8800 Tinicum Blvd.
                                      Philadelphia, PA 19153

------------------------------------- ------------------------------------------------------- ------------------------
CASH PRESERVATION                     Gary L. Lange                                                   61.819%
MUNICIPAL MONEY MARKET                and Susan D. Lange
                                      JT TEN
                                      1664 Kersley Circle
                                      Heathrow, FL 32746

------------------------------------- ------------------------------------------------------- ------------------------
                                      Andrew Diederich                                                 5.805%
                                      and Doris Diederich
                                      JT TEN
                                      1003 Lindeman
                                      Des Peres, MO 63131

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Mark Koehler                                                     7.632%
                                      and Suzanne Koehler
                                      JT TEN WROS
                                      3925 Bowen St.
                                      St. Louis, MO 63116

------------------------------------- ------------------------------------------------------- ------------------------
N/I MICRO CAP FUND                    Charles Schwab & Co., Inc.                                       6.941%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds A/C 3143-0251
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Janis Claflin, Bruce Fetzer and                                  8.482%
                                      Winston Franklin
                                      Robert Lehman Trust
                                      The John E. Fetzer Institute, Inc.
                                      U/A DTD 06-1992
                                      Attn: Christina Adams
                                      9292 West KL Ave.
                                      Kalamazoo, MI 49009

------------------------------------- ------------------------------------------------------- ------------------------
                                      Public Inst. For Social Security                                26.425%
                                      1001 19th St., N.
                                      16th Flr.
                                      Arlington, VA 22209

------------------------------------- ------------------------------------------------------- ------------------------
                                      McKinsey Master Retirement Trust                                20.319%
                                      114 W. 47th Street
                                      20th Floor
                                      New York, NY 10036

------------------------------------- ------------------------------------------------------- ------------------------
N/I GROWTH FUND                       Charles Schwab & Co., Inc.                                       6.749%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Citibank North America Inc.                                     53.465%
                                      Trst. Sargent & Lundy Retirement Trust
                                      DTD. 06/01/96
                                      Mutual Fund Unit
                                      Bld. B Floor 1 Zone 7
                                      3800 Citibank Center
                                      Tampa, FL 33610-9122

------------------------------------- ------------------------------------------------------- ------------------------
                                      Louisa Stude Sarofim Foundation                                  7.059%
                                      c/o Nancy Head
                                      DTD. 01/04/91
                                      1001 Fannin 4700
                                      Houston, TX 77002

------------------------------------- ------------------------------------------------------- ------------------------
N/I MID CAP                           Charles Schwab & Co., Inc.                                      19.299%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                                7.529%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water St. 32nd Floor
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
N/I SMALL CAP VALUE FUND              Charles Schwab & Co., Inc.                                      45.738%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      State Street Bank and Trust Company                             21.865%
                                      FBO Yale Univ.
                                      Retirement Plan for Staff Emp.
                                      State Street Bank & Trust Company
                                      Master Tr. Div.
                                      Attn: Kevin Sutton
                                      Solomon Williard Bldg.
                                      One Enterprise Drive
                                      North Quincy, MA 02171

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Yale University                                                 10.876%
                                      Trst. Yale University Ret. Health Bene. Trust
                                      Attn: Seth Alexander
                                      230 Prospect St.
                                      New Haven, CT 06511

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LARGE CAP VALUE       Charles Schwab & Co., Inc.                                       9.197%
FUND -                                Special Custody Account
INSTITUTIONAL SHARES                  for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Swanee Hunt and Charles Ansbacher                               18.011%
                                      Trst. Swanee Hunt Family Foundation
                                      c/o Beth Benham
                                      168 Brattle St.
                                      Cambridge, MA 02138

------------------------------------- ------------------------------------------------------- ------------------------
                                      Samuel Gary and Ronald Williams                                  6.388%
                                      and David Younggren
                                      Trst. Gary Tax Advantaged PRO and PST
                                      370 17th Street
                                      Suite 5300

------------------------------------- ------------------------------------------------------- ------------------------
                                      Union Bank of California                                        15.886%
                                      FBO Service Employees BP 610001265-01
                                      P.O. Box 85484
                                      San Diego, CA 92186

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Bank National Association                                  17.566%
                                      FBO A-Dec Inc. DOT 093098
                                      Attn: Mutual Funds
                                      A/C 97307536
                                      P.O. Box 64010
                                      St. Paul, MN 55164-0010

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Northern Trust Company                                          19.761%
                                      FBO AEFC Pension Trust
                                      A/C 22-53582
                                      P. O. Box 92956
                                      Chicago, IL 60675

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LARGE CAP VALUE       Charles Schwab & Co., Inc.                                       76.11%
FUND-INVESTOR SHARES                  Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MID CAP VALUE FUND-   John Carroll University                                          5.646%
INSTITUTIONAL SHARES                  20700 N. Park Blvd.
                                      University Heights, OH 44118

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & Co.                                                        13.83%
                                      A/C BPHF 3006002
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------
                                      JMB Realty Corporation ESP                                       7.252%
                                      900 N. Michigan Ave.
                                      Chicago, IL 60611-1575

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Bank National Association                                    8.19%
                                      TRST SIS of the Order of St. Benedict RP
                                      A/C 21743240
                                      Mutual Funds Department
                                      P.O. Box 64010

------------------------------------- ------------------------------------------------------- ------------------------
                                      Strafe & Co.                                                     9.935%
                                      FAO S.A.A.F Custody
                                      A/C 8300022102
                                      P.O. Box 160
                                      Westerville, OH 43086-0160

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & Co.                                                       10.778%
                                      A/C CHIF1001182
                                      FBO Childrens Hospital LA
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      American Express Trust Co.                                       9.317%
                                      FBO American Express
                                      Retirement Serv Plans
                                      Attn: Pat Brown
                                      50534 AXP Financial Ctr.
                                      Minneapolis, MN 55474

------------------------------------- ------------------------------------------------------- ------------------------
                                      First Union National Bank                                       12.487%
                                      FBO Reciprocal of America
                                      A/C 5028298445
                                      1525 W WT Harris Blvd. #NC1151
                                      Charlotte, NC 28262-1151

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MID CAP VALUE FUND-   National Financial Svcs. Corp.                                   20.18%
INVESTOR SHARES                       for Exclusive Benefit of Our Customers
                                      Sal Vella
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      15.576%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      George B. Smithy, Jr.                                            8.276%
                                      38 Greenwood Road
                                      Wellesley, MA 02181

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS BOND FUND-            Chiles Foundation                                               10.105%
INSTITUTIONAL SHARES                  111 S.W. Fifth Ave.
                                      Suite 4050
                                      Portland, OR 97204

------------------------------------- ------------------------------------------------------- ------------------------
                                      The Roman Catholic Diocese of                                   70.928%
                                      Raleigh, NC
                                      General Endowment
                                      715 Nazareth St.
                                      Raleigh, NC 27606

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      The Roman Catholic Diocese of                                   15.433%
                                      Raleigh, NC
                                      Clergy Trust
                                      715 Nazareth St.
                                      Raleigh, NC 27606

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS BOND FUND-            National Financial Services Corp.                               23.789%
INVESTOR SHARES                       for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds 5th Floor
                                      Sal Vella
                                      200 Liberty Street
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      47.797%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      John M. Noyes                                                    5.582%
                                      IRA Rollover
                                      38 Buckboard St.
                                      Phenix City, AL 36869

------------------------------------- ------------------------------------------------------- ------------------------
                                      Edward A. Aloe                                                   5.735%
                                      Rollover IRA
                                      Two Benedict PL
                                      Greenwich, CT 06830

------------------------------------- ------------------------------------------------------- ------------------------
                                      Edward A. Aloe                                                   5.103%
                                      Two Benedict PL
                                      Greenwich, CT 06830

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS                       Boston Partners Asset Mgmt. L. P.                                6.332%
SMALL CAP VALUE FUND II-              Attn: Jan Penney
INSTITUTIONAL SHARES                  28 State St.
                                      Boston, MA 02109

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investor Services Corp.                                16.499%
                                      FBO Exclusive Benefit for Our Customers
                                      55 Water St.
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      A Cleveland R. Dastin and W Donovan                             10.692%
                                      T Burback J Dibrigidu TTEES
                                      Trst. Sheehan Phinney Bass & Green PSP
                                      1000 Elm Street
                                      Manchester, NH 03105-3701

------------------------------------- ------------------------------------------------------- ------------------------
                                      MCNC Endowment                                                  26.145%
                                      P.O. Box 110023
                                      Research Triangle Park, NC 27709

------------------------------------- ------------------------------------------------------- ------------------------
                                      Plumbers and Steamfitters                                        15.857%
                                      Local No. 7 Pension Fund
                                      Robert M. Valenty, Administrator
                                      Mary Allen Smith,
                                      Assistant Administrator
                                      308 Wolf Road

------------------------------------- ------------------------------------------------------- ------------------------
                                      Memorial Hospital of Martinsville                                5.859%
                                      and Henry Counties
                                      320 Hospital Drive
                                      P.O. Box 4788
                                      Martinsville, VA 24115-4788

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS SMALL CAP VALUE       National Financial Services Corp.                               37.764%
FUND II - INVESTOR SHARES             for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds
                                      5th Floor
                                      200 Liberty St.
                                      1 World Financial Center
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      39.468%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                                 7.68%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     National Investors Services Corp.                                12.22%
FUND -                                for the Exclusive Benefit of Our Customers
INSTITUTIONAL SHARES                  Sal Velle
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Boston Partners Asset Mgmt. L. P.                                5.421%
                                      Attn: Jan Penney
                                      28 State St.
                                      Boston, MA 02109

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                       67.811%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      FTC and Co.                                                      5.385%
                                      Attn: Datalynx House Account
                                      P.O. Box 173736
                                      Denver, CO 80217-3736

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     National Investors Services Corp.                               34.627%
FUND -                                for the Exclusive Benefit of Our Customers
INVESTOR SHARES                       Sal Velle
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                               14.187%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
SCHNEIDER SMALL CAP VALUE FUND        Arnold C. Schneider III                                          6.375%
                                      SEP IRA
                                      826 Turnbridge Road
                                      Wayne, PA 19087

------------------------------------- ------------------------------------------------------- ------------------------
                                      John Frederick Lyness                                            7.327%
                                      81 Hillcrest Ave.
                                      Summit, NJ 07901

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Fulvest & Co.                                                    7.354%
                                      c/o Fulton Bank Trust Department
                                      P.O. Box 3215
                                      Lancaster, PA 17604-3215

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      17.817%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Ursinus College Endowment Fund                                  20.482%
                                      P.O. Box 1000
                                      Collegeville, PA 19426

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & CO.                                                        9.267%
                                      A/C CPVF1854542
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------
BOGLE SMALL CAP GROWTH FUND-          National Investors Services Corp.                                9.883%
INVESTOR SHARES                       for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      32nd floor
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
BOGLE SMALL CAP GROWTH FUND-          FTC & Co.                                                        6.705%
INSTITUTIONAL SHARES                  Attn: Datalynx 125
                                      P.O. Box 173736
                                      Denver, CO 80217-3736

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Equity Investment Portfolio L.P.                            8.495%
                                      1001 North U.S. Highway One
                                      Suite 800
                                      Jupiter, FL 33477

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co, Inc.                                       63.924%
                                      Special Custody Account
                                      for the Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------



         As of November 16, 2001, directors and officers as a group owned less than one percent of the shares of each class within the Company.



          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS


         ADVISORY AND SUB-ADVISORY AGREEMENTS.


         The Portfolio has an investment advisory agreement with BIMC. Although BIMC in turn has a sub-advisory agreement respecting the Portfolio with PNC Bank dated August 16, 1988, as of April 29, 1998, BIMC assumed these advisory responsibilities from PNC Bank. Pursuant to the Sub-Advisory Agreement, PNC Bank would be entitled to receive an annual fee from BIMC for its sub-advisory services calculated at the annual rate of 75% of the fees received by BIMC on behalf of the Portfolio. The advisory agreement relating to the Portfolio is dated April 21, 1992. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Agreements."

         For the fiscal year ended August 31, 2001, the Company paid BIMC advisory fees as follows:

          FEES PAID
      (AFTER WAIVERS AND
       REIMBURSEMENTS)              WAIVERS           REIMBURSEMENTS
       ---------------              -------           --------------

                $4,122             $509,969                $24,441




         For the fiscal year ended August 31, 2000, the Company paid BIMC advisory fees as follows:

          FEES PAID
      (AFTER WAIVERS AND
       REIMBURSEMENTS)              WAIVERS           REIMBURSEMENTS
       ---------------              -------           --------------

           $79,395                 $734,744              $54,444

         For the fiscal year ended August 31, 1999, the Company paid BIMC advisory fees as follows:

          FEES PAID
      (AFTER WAIVERS AND
       REIMBURSEMENTS)              WAIVERS           REIMBURSEMENTS
       ---------------              -------           --------------

           $238,604                $716,746              $102,998


         The Portfolio bears all of its own expenses not specifically assumed by BIMC. General expenses of the Company not readily identifiable as belonging to a portfolio of the Company are allocated among all investment portfolios by or under the direction of the Company's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by BIMC; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Company or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by the Company to its directors and officers;
(g) organizational costs; (h) fees paid to the investment adviser and PFPC; (i) fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or Distributor; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Portfolio and its shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of the Company; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Company; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. The Bedford Class of the Company pays its own distribution fees, and may pay a different share than other classes of the Company (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Bedford Class or if it receives different services.

         Under the Advisory Agreements, BIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or the Portfolio in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of BIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

         The Advisory Agreements were most recently approved July 19, 2001 by a vote of the Company's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreements or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Agreements were each approved with respect to the Money Market and Government Obligations Money Market Portfolios by the shareholders of each Portfolio at a special meeting held on December 22, 1989, as adjourned. The investment advisory agreement was approved with respect to the Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned. The Advisory Agreement is terminable by vote of the Company's Board of Directors or by the holders of a majority of the outstanding voting securities of the Portfolio, at any time without penalty, on 60 days' written notice to BIMC or PNC Bank. The Advisory Agreement may also be terminated by BIMC or PNC Bank on 60 days' written notice to the Company. The Advisory Agreements terminate automatically in the event of assignment thereof.

         ADMINISTRATION AGREEMENT.


         PFPC serves as the administrator to the Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (the "Administration Agreement"). PFPC has agreed to furnish to the Company on behalf of the Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Company. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Company.

         The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Company or the Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreement, PFPC receives a fee of .10% of the average daily net assets of the Portfolio.

         Pursuant to the terms of a Delegation Agreement, dated July 29, 1998, between BIMC and PFPC, however, BIMC has delegated to PFPC its administrative responsibilities to the Portfolio. The Company pays administrative fees directly to PFPC.




         For the fiscal year ended August 31, 2001, the Company paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

          FEES PAID
     (AFTER WAIVERS AND
       REIMBURSEMENTS)             WAIVERS          REIMBURSEMENTS
       ---------------             -------          --------------

          $  90,077              $56,806                  $0


         For the fiscal year ended August 31, 2000, the Company paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

         FEES PAID
     (AFTER WAIVERS AND
      REIMBURSEMENTS)             WAIVERS          REIMBURSEMENTS
       ---------------             -------          --------------

        $225,900               $   7,047                 $0

         For the fiscal year ended August 31, 1999, the Company paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

         FEES PAID
     (AFTER WAIVERS AND
      REIMBURSEMENTS)            WAIVERS           REIMBURSEMENTS
       ---------------             -------          --------------

          $276,787                  $0                   $0


         CUSTODIAN AND TRANSFER AGENCY AGREEMENTS.

         PFPC Trust Company is custodian of the Company's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the

Custodian Agreement, PFPC Trust Company: (a) maintains a separate account or accounts in the name of the Portfolio; (b) holds and transfers portfolio securities on account of the Portfolio; (c) accepts receipts and makes disbursements of money on behalf of the Portfolio; (d) collects and receives all income and other payments and distributions on account of the Portfolio's portfolio securities; and (e) makes periodic reports to the Company's Board of Directors concerning the Portfolio's operations. PFPC Trust Company is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Company, provided that PFPC Trust Company remains responsible for the performance of all its duties under the Custodian Agreement and holds the Company harmless from the acts and omissions of any sub-custodian. For its services to the Company under the Custodian Agreement, PFPC Trust Company receives a fee which is calculated based upon the Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Company.

         PFPC serves as the transfer and dividend disbursing agent for the Company's Bedford Class pursuant to a Transfer Agency Agreement dated August 16, 1988 (the "Transfer Agency Agreement"), under which PFPC: (a) issues and redeems shares of the Bedford Class of the Portfolio; (b) addresses and mails all communications by the Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (c) maintains shareholder accounts and, if requested, sub-accounts; and (d) makes periodic reports to the Company's Board of Directors concerning the operations of the Bedford Class. PFPC may, on 30 days' notice to the Company, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Company under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in the Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in the Portfolio for all other orders, exclusive of out-of-pocket expenses, and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.


         PFPC has entered and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolio. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Company on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Company to PFPC.

         DISTRIBUTION AGREEMENT.


         Pursuant to the terms of a Distribution Agreement, dated as of January 2, 2001 and supplements entered into by the Distributor and the Company (the "Distribution Agreement") and separate Plan of Distribution, as amended, for the Bedford Class (the "Plan"), which was adopted by the Company in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to distribute shares of the Bedford Class. Payments to the Distributor under the Plan are to compensate it for distribution assistance and expenses assumed and activities intended to result in the sale of shares of a Bedford Class. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreement, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of the Portfolio based on a percentage of the amounts invested by their customers.

         The Plan was approved by the Company's Board of Directors, including the directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("12b-1 Directors").

         Among other things, the Plan provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Company regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Company's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Company on the distribution of the Company's shares of the Bedford Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Company's shares in the Bedford Class; and (4) while the Plan remains in effect, the selection and nomination of the 12b-1 Directors shall be committed to the discretion of the directors who are not interested persons of the Company.


         Effective January 2, 2001, PFPC Distributors serves as the Distributor of the Company's shares. BIMC is an affiliate of the Distributor. For the period January 2, 2001 through August 31, 2001, the Company paid distribution fees to the Distributor under the Plan for the Bedford Class of the Portfolio in the aggregate amount of $657,494. Of this amount $652,900 was paid to dealers with whom PDI has entered into dealer agreements, and $4,594 was retained by PDI. The amounts retained by PDI were used to pay certain advertising and promotion, printing, postage, legal fees, travel, entertainment, sales, marketing and administrative expenses.

         Provident Distributors, Inc. ("PDI") served as distributor to the Bedford Class until January 2, 2001. For the period of September 1, 2000 through January 1, 2001, the Company paid distribution fees to PDI under the Plan for the Bedford Class of the Portfolio in the aggregate amount of $296,131. Of this amount $285,048 was paid to dealers with whom PDI had entered into dealer agreements, and $11,083 was retained by PDI. The amounts retained by PDI were used to pay certain advertising and promotion, printing, postage, legal fees, travel, entertainment, sales, marketing and administrative expenses.

         The Company believes that the Plan may benefit the Company by increasing sales of Shares. Mr. Sablowsky, a Director of the Company, had an indirect interest in the operation of the Plan by virtue of his position with Fahnestock Co., Inc., a broker-dealer.

                             PORTFOLIO TRANSACTIONS


         The Portfolio intends to purchase securities with remaining maturities of 13 months or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 13 months or less). However, the Portfolio may purchase variable rate securities with remaining maturities of 13 months or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Because the Portfolio intends to purchase only securities with remaining maturities of 13 months or less, its portfolio turnover rate will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by the Portfolio, the turnover rate should not adversely affect the Portfolio's net asset value or net income. The Portfolio does not intend to seek profits through short term trading.

         Purchases of portfolio securities by the Portfolio are made from dealers, underwriters and issuers; sales are made to dealers and issuers. The Portfolio does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of the Portfolio to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of the Portfolio, BIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor or BIMC or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

         BIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

         Investment decisions for the Portfolio and for other investment accounts managed by BIMC are made independently of each other in light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolio. The Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which BIMC or any affiliated person (as defined in the 1940
Act) thereof is a member except pursuant to procedures adopted by the Company's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Company's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that BIMC not participate in or benefit from the sale to the Portfolio.

                  ADDITIONAL INFORMATION CONCERNING RBB SHARES


         RBB has authorized capital of 30 billion shares of Common Stock at a par value of $0.001 per share. Currently, 20.973 billion shares have been classified into 94 classes as shown in the table below. Under RBB's charter, the Board of Directors has the power to classify and reclassify any unissued shares of Common Stock from time to time.


                                           NUMBER OF                                                   NUMBER OF
                                       AUTHORIZED SHARES                                           AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)          CLASS OF COMMON STOCK                   (MILLIONS)
------------------------------------- --------------------    ----------------------------------- --------------------
A (Growth & Income)                           100             YY (Schneider Capital Small Cap
                                                              Value)                                      100
B                                             100             ZZ                                          100
C (Balanced)                                  100             AAA                                         100
D  (Tax-Free)                                 100             BBB                                         100
E (Money)                                     500             CCC                                         100
F (Municipal Money)                           500             DDD (Boston Partners Institutional
                                                              Small Cap Value Fund II)                    100
G (Money)                                     500             EEE (Boston Partners Investors
                                                              Small Cap Value Fund II)                    100
H (Municipal Money)                           500             FFF                                         100
I (Sansom Money)                             1500             GGG                                         100
J (Sansom Municipal Money)                    500             HHH                                         100
K (Sansom Government Money)                   500             III (Boston Partners
                                                              Institutional Long/Short Equity)            100
L (Bedford Money)                            1500             JJJ (Boston Partners Investors
                                                              Long/Short Equity)                          100
M (Bedford Municipal Money)                   500             KKK (Boston Partners
                                                              Institutional Long-Short Equity)            100
N (Bedford Government Money)                  500             LLL (Boston Partners Investors
                                                              Long-Short Equity)                          100
O (Bedford N.Y. Money)                        500             MMM  (n/i numeric Small Cap Value)          100
P (RBB Government)                            100             Class NNN (Bogle Institutional
                                                              Small Cap Growth)                           100


                                           NUMBER OF                                                   NUMBER OF
                                       AUTHORIZED SHARES                                           AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)          CLASS OF COMMON STOCK                   (MILLIONS)
------------------------------------- --------------------    ----------------------------------- --------------------


Q                                             100             Class OOO (Bogle Investors Small
                                                              Cap Growth)                                 100
R (Municipal Money)                           500             Select (Money)                              700
S (Government Money)                          500             Beta 2 (Municipal Money)                     1
T                                             500             Beta 3 (Government Money)                    1
U                                             500             Beta 4 (N.Y. Money)                          1
V                                             500             Principal Class (Money)                     700
W                                             100             Gamma 2 (Municipal Money)                    1
X                                             50              Gamma 3 (Government Money)                   1
Y                                             50              Gamma 4 (N.Y. Money)                         1
Z                                             50              Bear Stearns Money                         2,500
AA                                            50              Bear Stearns Municipal Money               2,500
BB                                            50              Bear Stearns Government Money              2.500
CC                                            50              Delta 4 (N.Y. Money)                         1
DD                                            100             Epsilon 1 (Money)                            1
EE                                            100             Epsilon 2 (Municipal Money)                  1
FF (n/i numeric Micro Cap)                    50              Epsilon 3 (Government Money)                 1
GG (n/i numeric Growth)                       50              Epsilon 4 (N.Y. Money)                       1
HH (n/i numeric Mid Cap)                      50              Zeta 1 (Money)                               1
II                                            100             Zeta 2 (Municipal Money)                     1
JJ                                            100             Zeta 3 (Government Money)                    1
KK                                            100             Zeta 4 (N.Y. Money)                          1
LL                                            100             Eta 1 (Money)                                1
MM                                            100             Eta 2 (Municipal Money)                      1
NN                                            100             Eta 3 (Government Money)                     1
OO                                            100             Eta 4 (N.Y. Money)                           1
PP                                            100             Theta 1 (Money)                              1
QQ (Boston Partners Institutional                             Theta 2 (Municipal Money)                    1
Large Cap)                                    100
RR (Boston Partners Investors Large                           Theta 3 (Government Money)                   1
Cap)                                          100
SS (Boston Partners Advisor Large                             Theta 4 (N.Y. Money)                         1
Cap)                                          100
TT (Boston Partners Investors Mid
Cap)                                          100
UU (Boston Partners Institutional
Mid Cap)                                      100
VV (Boston Partners Institutional
Bond)                                         100
WW (Boston Partners Investors Bond)           100


         The classes of Common Stock have been grouped into 14 separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Principal (Gamma) Family, the Select (Beta) Family, the Schneider Capital Management Family, the n/i numeric family of funds, the Boston Partners Family, the Bogle Family, the Bear Stearns Money Market Family, the Epsilon Family, the Theta Family, the Eta Family, and the Zeta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family; the Bedford Family and the Bear Stearns Money Market Family represent interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the n/i numeric investors family of funds represents interests in four non-money market portfolios; the Boston Partners Family represents interests in five non-money market portfolios; the Bogle Family represents interests in one non-money market portfolio; the Schneider Capital Management Family represents interests in one non-money market portfolio; the Select (Beta) Family, the Principal (Gamma) Family, the Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, New York Municipal Money Market and Government Obligations Money Market Portfolios.

         RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

         Holders of shares of each class of RBB will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as RBB shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

         Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by RBB's Articles of Incorporation, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

                       PURCHASE AND REDEMPTION INFORMATION

         You may purchase shares through an account maintained by your brokerage firm and you may also purchase shares directly by mail or wire. The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Portfolio's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing the Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Portfolio. A shareholder will bear the risk of a decline in market value and any tax consequences associated with a redemption in securities.

         Under the 1940 Act, the Company may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which the SEC restricts trading on the NYSE or determines an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

         Shares of the Company are subject to redemption by the Company, at the redemption price of such shares as in effect from time to time, including, without limitation: to reimburse a Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time; if such redemption is, in the opinion of the Company's Board of Directors, desirable in order to prevent the Company or any Portfolio from being deemed a "personal holding company" within the meaning of the Internal Revenue Code of 1986, as amended; or if the net income with respect to any particular class of common stock should be negative or it should otherwise be appropriate to carry out the Company's responsibilities under the 1940 Act.

                               VALUATION OF SHARES


         The Company intends to use its best efforts to maintain the net asset value of each class of the Portfolio at $1.00 per share. Net asset value per share, the value of an individual share in the Portfolio, is computed by adding the value of the proportionate interest of the class in the Portfolio's securities, cash and other assets, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of such class. The net asset value of each class of the Company is determined independently of the other classes. The Portfolio's "net assets" equal the value of the Portfolio's investments and other securities less its liabilities. The Portfolio's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), on each Business Day. "Business Day" means each weekday when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE is closed weekends and on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday and subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays as the NYSE as well as Columbus Day and Veterans' Day.

         The Company calculates the value of the portfolio securities of the Portfolio by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, the Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

         The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price the Portfolio would receive if the security were sold prior to maturity. The Company's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for the Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for the Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

         The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 13 months, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that BIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and BIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Company's Board of Directors, the Board will take such actions as it deems appropriate.

         In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Company's Board of Directors.

                             PERFORMANCE INFORMATION


         The Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for the Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.


         The annualized yield for the seven-day period ended August 31, 2001 for the Bedford Class of the Portfolio before waivers was as follows:

                                       TAX-EQUIVALENT YIELD
                        EFFECTIVE      (ASSUMES A FEDERAL
       YIELD               YIELD       INCOME TAX RATE OF 28%)
       -----            ---------      -----------------------
       1.06%              1.07%                1.47%


         The annualized yield for the seven-day period ended August 31, 2001 for the Bedford Class of the Portfolio after waivers was as follows:

                                       TAX-EQUIVALENT YIELD
                        EFFECTIVE      (ASSUMES A FEDERAL
       YIELD               YIELD       INCOME TAX RATE OF 28%)
       -----            ---------      -----------------------
       1.65%              1.66%                2.29%


         Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of the Portfolio will fluctuate, they cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

         The yields on certain obligations, including the money market instruments in which the Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by the Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, BIMC will consider whether the Portfolio should continue to hold the obligation.

         From time to time, in advertisements or in reports to shareholders, the yields of the Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of the Portfolio may be compared to the Donoghue's Money Company Average, which is an average compiled by IBC Money Company Report(R), a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.

                                      TAXES


         The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute its respective income to shareholders each year, so that the Portfolio generally will be relieved of federal income and excise taxes. If the Portfolio were to fail to so qualify: (1) the Portfolio would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if the Portfolio were to fail to make sufficient distributions in a year, the Portfolio would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company. For the Portfolio to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Portfolio's assets at the close of each quarter of the Company's taxable year must consist of exempt-interest obligations.

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

         Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Portfolio on December 31 of such year if such dividends are actually paid during January of the following year.

         An investment in the Portfolio is not intended to constitute a balanced investment program. Shares of the Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would the shareholder not gain any additional benefit from the Portfolio's dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed. In addition, the Portfolio may not be an appropriate investment for entities which are "substantial users" of facilities financed by "private activity bonds" or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.


         The Portfolio will be required in certain cases to withhold and remit to the United States Treasury at least 30% of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Portfolio that he or she is not subject to back-up withholding when required to do so or that he or she is an "exempt recipient."


                                  MISCELLANEOUS


         COUNSEL.

         The law firm of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Company and the non-interested directors.

         INDEPENDENT ACCOUNTANTS.

         PricewaterhouseCoopers LLP serves as the Company's independent accountants. PricewaterhouseCoopers LLP performs an annual audit of the Company's financial statements.

                              FINANCIAL STATEMENTS



         The audited financial statements and notes thereto in the Portfolio's Annual Report to Shareholders for the fiscal year ended August 31, 2001 (the "2001 Annual Report") are incorporated by reference into this Statement of Additional Information. No other parts of the 2001 Annual Report are incorporated by reference herein. The financial statements included in the 2001 Annual Report have been audited by the Company's independent accountants, PricewaterhouseCoopers LLP, whose report thereon also appears in the Annual Report and is incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Copies of the 2001 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

         A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

         "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity or willingness to meet its financial commitment on the obligation.


         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.


         "D" - Obligations are in payment default. The "D" category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if the payments on an obligation are jeopardized.



         Moody's commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.



CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

         The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

         "AAA" - An obligation rated "AAA" is the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


         Obligors rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:


         "Aaa" - Bonds and preferred stock are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds and preferred stock are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds and preferred stock possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds and preferred stock are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds and preferred stock are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds and preferred stock generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds and preferred stock are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds and preferred stock represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds and preferred stock are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.


         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.


         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.


MUNICIPAL NOTE RATINGS
----------------------

         A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:


         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.


         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.


         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                          CASH PRESERVATION PORTFOLIOS

                              OF THE RBB FUND, INC.
                                 (THE "COMPANY")

                             MONEY MARKET PORTFOLIO
                        MUNICIPAL MONEY MARKET PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION


                                DECEMBER 18, 2001

         This Statement of Additional Information ("SAI") provides information about the Company's Cash Preservation Classes of the Money Market and Municipal Money Market Portfolios (the "Portfolios"). This information is in addition to the information that is contained in the Cash Preservation Portfolios' Prospectus dated December 18, 2001 (the "Prospectus").

         This SAI is not a prospectus. It should be read in conjunction with the Prospectus and the Portfolios' Annual Report dated August 31, 2001. The financial statements and notes contained in the Annual Report are incorporated by reference into this SAI. Copies of the Portfolios' Prospectus and Annual Report may be obtained free of charge by telephoning (800) 430-9618.

                                    TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----

GENERAL INFORMATION............................................................1

INVESTMENT INSTRUMENTS AND POLICIES............................................1
         Additional Information on Portfolio Investments.......................1
         Fundamental Investment Limitations and Policies......................11
         Non-Fundamental Investment Limitations and Policies..................14


MANAGEMENT OF THE COMPANY.....................................................16
         Directors and Officers...............................................16
         Directors' Compensation..............................................18
         Code of Ethics.......................................................19

CONTROL PERSONS...............................................................19

INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS..................29
         Advisory and Sub-Advisory Agreements.................................29
         Administration Agreement.............................................31
         Custodian and Transfer Agency Agreements.............................32
         Distribution Agreements..............................................33

PORTFOLIO TRANSACTIONS........................................................35

ADDITIONAL INFORMATION CONCERNING RBB SHARES..................................36

PURCHASE AND REDEMPTION INFORMATION...........................................38

VALUATION OF SHARES...........................................................39

PERFORMANCE INFORMATION.......................................................41

TAXES ........................................................................42

MISCELLANEOUS.................................................................43
         Counsel..............................................................43
         Independent Accountants..............................................43

FINANCIAL STATEMENTS..........................................................44


APPENDIX ....................................................................A-1

                               GENERAL INFORMATION



         The RBB Fund, Inc. (the "Company") was organized as a Maryland corporation on February 29, 1988 and is an open-end management investment company currently operating or proposing to operate 14 separate investment portfolios. This Statement of Additional Information pertains to two classes of shares (the "Cash Preservation Classes") representing interests in two diversified investment portfolios (the "Portfolios") of the Company (the Money Market Portfolio and the Municipal Money Market Portfolio). The Cash Preservation Classes are offered by the Cash Preservation Portfolios' Prospectus dated December 18, 2001.


                       INVESTMENT INSTRUMENTS AND POLICIES


         The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Portfolios.


         ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.


         VARIABLE RATE DEMAND INSTRUMENTS. The Portfolios may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

         Variable rate demand instruments held by the Portfolios may have maturities of more than 397 calendar days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 calendar days, upon giving the prescribed notice (which may not exceed 30 days); and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 calendar days. In determining the average weighted maturity of the Portfolios and whether a variable rate demand instrument has a remaining maturity of 397 calendar days or less, each long-term instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Portfolio to dispose of variable or floating rate notes if the issuer defaulted on its payment obligations or during periods that the Portfolio is not entitled to exercise its demand right, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

         COMMERCIAL PAPER. The Money Market Portfolio may purchase commercial paper rated (i) (at the time of purchase) in the two highest rating categories of at least two nationally recognized statistical rating organizations ("Rating Organization") or, by the only Rating Organization providing a rating; or (ii) issued by issuers (or, in certain cases guaranteed by persons) with short-term debt having such ratings. These rating categories are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Company's Board of Directors.

         Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.

         REPURCHASE AGREEMENTS. The Money Market Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

         The repurchase price under the repurchase agreements described above generally equals the price paid by the Money Market Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The financial institutions with which the Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government Securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's adviser. The Portfolio's adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price including either: (i) accrued premium provided in the repurchase agreement; or (ii) the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's adviser will mark to market daily the value of the securities. Securities subject to repurchase agreements will be held by the Company's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the Investment Company Act of 1940 (the "1940 Act").

         REVERSE REPURCHASE AGREEMENTS. The Money Market Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. A reverse repurchase agreement involves a sale by the Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase them at an agreed upon time, price and rate of interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to repurchase them and the return on the cash exchanged for the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Portfolio will maintain in a segregated account with the Company's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Portfolios may purchase "when-issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolios will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates.

         While the Money Market or Municipal Money Market Portfolio has such commitments outstanding, such Portfolio will maintain in a segregated account with the Company's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the relevant Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that a Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, it is expected that commitments to purchase "when-issued" securities will not exceed 25% of the value of a Portfolio's total assets absent unusual market conditions. When the Money Market or the Municipal Money Market Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in such Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Portfolios do not intend to purchase when-issued securities for speculative purposes but only in furtherance of their investment objectives.

         U.S. GOVERNMENT OBLIGATIONS. The Portfolios may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation. U.S. Government obligations that are not backed by the full faith and credit of the U.S. Government are subject to greater risks than those that are. U.S. Government obligations that are backed by the full faith and credit of the U.S. Government are subject to interest rate risk.

         Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank.

         Mortgage-Related Securities. Mortgage-related securities consist of mortgage loans which are assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         The Money Market Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as "regular" interests or "residual" interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO interests. The Money Market Portfolio does not currently intend to purchase CMOs, except as collateral for repurchase agreements.

         Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

         The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

         Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         The relative payment rights of the various CMO classes may be subject to greater volatility and interest-rate risk than other types of mortgage-backed securities. The average life of asset-backed securities varies with the underlying instruments or assets and market conditions, which in the case of mortgages have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgages underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. When interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely.

         ASSET-BACKED SECURITIES. The Portfolios may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and CMOs issued or guaranteed by U.S. Government agencies and instrumentalities. The Money Market Portfolio may also invest in asset-backed securities issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less. Asset-backed securities are considered an industry for industry concentration purposes (see "Fundamental Investment Limitations and Policies"). In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of proceeds by a Portfolio will generally be at lower rates than the rates on the prepaid obligations.

         Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

         In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

         BANK OBLIGATIONS. The Money Market Portfolio may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements, less market liquidity, future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Money Market Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

         GUARANTEED INVESTMENT CONTRACTS. The Money Market Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively, "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Company's policy regarding investment in illiquid securities.

         ELIGIBLE SECURITIES. The Portfolios will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities; (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("Rating Organizations") in the two highest short-term rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2," by Standard & Poor's Ratings Services ("S&P"), or rated "Prime-1" or "Prime-2" by Moody's Investor's Service, Inc. ("Moody's")), or (b) are rated (at the time of purchase) by the only Rating Organization rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and, subject to certain SEC requirements, long-term obligations that have remaining maturities of 397 days or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with (2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2)(a) or (b) above; and (5) subject to certain conditions imposed under SEC rules, obligations guaranteed or otherwise supported by persons which meet the requisite rating requirements.

         MUNICIPAL OBLIGATIONS. Each Portfolio may invest in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Company's Board of Directors. The Portfolios may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to this Statement of Additional Information.

         The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

         Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. Therefore, risk exists that the reserve fund will not be restored.

         Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by a Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by a Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 13 months, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

         In addition, the Money Market Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality.

         Although the Municipal Money Market Portfolio may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state, (ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds bearing Tax-Exempt Interest, it does not currently intend to do so on a regular basis. To the extent the Municipal Money Market Portfolio's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such states or projects to a greater extent than it would be if its assets were not so concentrated.

         Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance and relied upon by the Portfolio in purchasing such securities. Neither the Company nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

         TAX-EXEMPT DERIVATIVE SECURITIES. The Municipal Money Market Portfolio may invest in tax-exempt derivative securities such as tender option bonds, custodial receipts, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to future principal or interest payments, or both, on underlying municipal securities held by a custodian and such receipts include the option to tender the underlying securities to the sponsor (usually a bank, broker-dealer or other financial institution). Although the Internal Revenue Service has not ruled on whether the interest received on derivative securities in the form of participation interests or custodial receipts is Tax-Exempt Interest, opinions relating to the validity of, and the tax-exempt status of payments received by, the Portfolio from such derivative securities are rendered by counsel to the respective sponsors of such derivatives and relied upon by the Portfolio in purchasing such securities. Neither the Portfolio nor its investment adviser will review the proceedings relating to the creation of any tax-exempt derivative securities or the basis for such legal opinions.

         SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933 (the "Securities Act"), as amended. Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Company which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

         ILLIQUID SECURITIES. None of the Portfolios may invest more than 10% of their net assets in illiquid securities (including with respect to the Money Market Portfolio, repurchase agreements that have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Other securities considered illiquid are time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued and GICs. With respect to the Money Market Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Each Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, as amended, securities which are otherwise not readily marketable and, except as to the Municipal Money Market Portfolio, repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. Illiquid securities would be more difficult to dispose of than liquid securities to satisfy redemption requests.

         The Portfolios may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Portfolios' adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

         Each Portfolio's investment adviser will monitor the liquidity of restricted securities in each Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         STAND-BY COMMITMENTS. The Portfolios may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Portfolios at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

         Each Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either such Portfolio may pay for a stand-by commitment either in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Portfolios will not exceed 1/2 of 1% of the value of the relevant Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

         Each Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. These Portfolios' reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates.

         The Portfolios will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where either such Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

         TEMPORARY DEFENSIVE PERIODS - MUNICIPAL MONEY MARKET PORTFOLIO. The Municipal Money Market Portfolio may hold all of its assets in uninvested cash reserves during temporary defensive periods. Uninvested cash will not earn income.

         FUNDAMENTAL INVESTMENT LIMITATIONS AND POLICIES.


         A fundamental limitation or policy of a Portfolio may not be changed without the affirmative vote of the holders of a majority of a Portfolio's outstanding shares. As used in this Statement of Additional Information and in the Prospectus, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of: (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy; or (2) more than 50% of the outstanding shares of such class, series or Portfolio.


         The Company's Board of Directors can change the investment objective of each Portfolio. The Board may not change the requirement that the Municipal Money Market Portfolio normally invest at least 80% of its net assets in Municipal Securities (as defined in the Prospectus) and other instruments the income from which is exempt from federal income tax, but may be subject to Federal Alternative Minimum Tax without shareholder approval. Shareholders will be given notice before any such change is made.

         The Portfolios may not:

          1. borrow money, except from banks for temporary purposes (and with respect to the Money Market Portfolio, except for reverse repurchase agreements) and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, or hypothecate any of its assets except in connection with such borrowings and then, with respect to the Money Market Portfolio, in amounts not in excess of 10% of the value of a Portfolio's total assets at the time of such borrowing and, with respect to the Municipal Money Market Portfolio, in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing; or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

          2. purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

          3. underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

          4. make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

          5. purchase or sell real estate, provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

          6.   purchase or sell commodities or commodity contracts;

          7. invest in oil, gas or mineral exploration or development programs;

          8. make loans except that a Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and (except for the Municipal Money Market Portfolio) may enter into repurchase agreements;

          9. purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer; or

          10. make investments for the purpose of exercising control or management.

MONEY MARKET PORTFOLIO ONLY

               The Money Market Portfolio may not:

          1. purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation;

          2. purchase any securities other than money market instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

          3.* purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

          4. invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.

          * WITH RESPECT TO THIS LIMITATION, THE PORTFOLIO WILL CONSIDER WHOLLY-OWNED FINANCE COMPANIES TO BE IN THE INDUSTRIES OF THEIR PARENTS IF THEIR ACTIVITIES ARE PRIMARILY RELATED TO FINANCING THE ACTIVITIES OF THE PARENTS, AND WILL DIVIDE UTILITY COMPANIES ACCORDING TO THEIR SERVICES. FOR EXAMPLE, GAS, GAS TRANSMISSION, ELECTRIC AND GAS, ELECTRIC AND TELEPHONE WILL EACH BE CONSIDERED A SEPARATE INDUSTRY. THE POLICY AND PRACTICES STATED IN THIS PARAGRAPH MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL, HOWEVER, ANY CHANGE WOULD BE SUBJECT TO ANY APPLICABLE REQUIREMENTS OF THE SEC AND WOULD BE DISCLOSED IN THE PROSPECTUS PRIOR TO BEING MADE.

MUNICIPAL MONEY MARKET PORTFOLIO ONLY

               The Municipal Money Market Portfolio may not:

          1. purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation;


          2. under normal market conditions, invest less than 80% of its net assets in securities the income from which is exempt from the regular federal income tax, although the interest on such securities may constitute an item of tax preference for purposes of the Federal Alternative Minimum Tax;


          3. invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations; and

          4. purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Portfolio to be invested in the obligations of the issuers in the same industry.

         NON-FUNDAMENTAL INVESTMENT LIMITATIONS AND POLICIES.


         A non-fundamental investment limitation or policy may be changed by the Board of Directors without shareholder approval. However, shareholders will be notified of any changes to any of the following limitations or policies.


BOTH PORTFOLIOS

         So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, each Portfolio will, subject to certain exceptions, limit its purchases of the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that:

               (i) if rated by more than one Rating Organization (as defined in the Prospectus), are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities;
               (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities;

               (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above; or
               (iv) are Unrated Securities that are determined to be of comparable quality to such securities,

         In addition, so long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, each Portfolio will not purchase any Guarantees or Demand Features (as defined in Rule 2a-7) if after the acquisition of the Guarantees or Demand Features the Portfolio has more than 10% of its total assets invested in instruments issued by or subject to Guarantees or Demand Features from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Portfolio's total assets.

 MONEY MARKET PORTFOLIO ONLY


         In addition to the above limitations, the Money Market Portfolio may purchase Second Tier Securities (which are eligible securities other than First Tier Securities) up to 5% of its total assets, and Second Tier Securities of one issuer up to the greater of 1% of its total assets or $1 million.

MUNICIPAL MONEY MARKET PORTFOLIO ONLY

         In addition to the above limitations, the Municipal Money Market Portfolio may purchase Second Tier conduit securities up to 5% of its total assets, and Second Tier conduit securities of one issuer up to the greater of 1% of its total assets or $1 million.

                            MANAGEMENT OF THE COMPANY

         DIRECTORS AND OFFICERS.

         The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The directors and executive officers of the Company, their ages, business addresses and principal occupations during the past five years are:

                                                                               PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE                        POSITION WITH COMPANY          DURING PAST FIVE YEARS
------------------------                        ---------------------          ----------------------


Arnold M. Reichman - 53                         Director                       Director, Gabelli Group Capital Partners (an
609 Greenwich Street                                                           investment partnership) since December 2000; Chief
5th Floor                                                                      Operating Officer and member of the Board of
New York, NY  10014                                                            Directors of Outercurve Technologies (wireless
                                                                               enabling services) until April 2001; Chief Operating
                                                                               Officer and a member of the Executive Operating
                                                                               Committee of Warburg Pincus Asset Management,
                                                                               Inc.; Executive Officer and Director of Credit
                                                                               Suisse Asset Management Securities, Inc.
                                                                               (formerly Counsellors Securities, Inc.) and
                                                                               Director/Trustee of various investment companies
                                                                               advised by Warburg Pincus Asset Management, Inc.
                                                                               until September 15, 1999; Prior to 1997,
                                                                               Managing Director of Warburg Pincus Asset
                                                                               Management, Inc.

*Robert Sablowsky - 63                          Director                       Executive Vice President of Fahnestock Co.,
Fahnestock & Company, Inc.                                                     Inc. (a registered broker-dealer).
125 Broad Street
New York, NY  10004

Francis J. McKay - 66                           Director                       Since 1963, Vice President, Fox Chase Cancer
Fox Chase Cancer Center                                                        Center (biomedical research and medical
7701 Burholme Avenue                                                           care).
Philadelphia, PA  19111

*Marvin E. Sternberg - 67                       Director                       Since 1974, Chairman, Director and
Moyco Technologies, Inc.                                                       President, Moyco Technologies, Inc.
200 Commerce Drive                                                             (manufacturer of precision coated and
Montgomeryville, PA  18936                                                     industrial abrasives).


                                                                                  PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE                        POSITION WITH COMPANY             DURING PAST FIVE YEARS
------------------------                        ---------------------             ----------------------



Julian A. Brodsky - 68                          Director                          Director and Vice Chairman, since 1969
Comcast Corporation                                                               Comcast Corporation (cable television and
1500 Market Street                                                                communications); Director, NDS Group PLC.
35th Floor
Philadelphia, PA  19102

Donald van Roden - 77                           Director and Chairman of the      Self-employed businessman.  From February
1200 Old Mill Lane                              Board                             1980 to March 1987, Vice Chairman,
Wyomissing, PA  19610                                                             SmithKline Beecham Corporation
                                                                                  (pharmaceuticals).

Edward J. Roach - 77                            President and Treasurer           Certified Public Accountant; Vice Chairman
400 Bellevue Parkway                                                              of the Board, Fox Chase Cancer Center;
Wilmington, DE  19809                                                             Trustee Emeritus, Pennsylvania School for
                                                                                  the Deaf; Trustee Emeritus, Immaculata
                                                                                  College; President or Vice President and
                                                                                  Treasurer of various investment companies
                                                                                  advised by subsidiaries of PNC Bank Corp.
                                                                                  (1981-2000); Managing General Partner and
                                                                                  Treasurer of Chestnut Street Exchange Fund;
                                                                                  Director of The Bradford Funds, Inc. (1996-2000).




* Each of Mr. Sablowsky and Mr. Sternberg is an "interested person" of the Company, as that term is defined in the 1940 Act.

         Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Company the firm to be selected as independent auditors.

         Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Company when the Board of Directors is not in session.

         Messrs. McKay, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of the Company.

         The Company currently pays directors $15,000 annually and $1,250 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $6,000 per year for his services in this capacity. Directors are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 2001, each of the following members of the Board of Directors received compensation from the Company in the following amounts:


         DIRECTORS' COMPENSATION.



                                                    PENSION OR
                                                    RETIREMENT              ESTIMATED              TOTAL
                             AGGREGATE              BENEFITS                ANNUAL                 COMPENSATION
                             COMPENSATION           ACCRUED AS              BENEFITS               FROM FUND AND
NAME OF PERSON/              FROM                   PART OF COMPANY         UPON                   FUND COMPLEX
POSITION                     REGISTRANT             EXPENSES                RETIREMENT             PAID TO DIRECTORS
--------                     ----------             --------                ----------             -----------------

Julian A. Brodsky,           $21,250                 N/A                        N/A                  $21,250
Director
Francis J. McKay,            $22,500                 N/A                        N/A                  $22,500
Director
Arnold M. Reichman,          $18,750                 N/A                        N/A                  $18,750
Director
Robert Sablowsky,            $21,250                 N/A                        N/A                  $21,250
Director
Marvin E. Sternberg,         $22,500                 N/A                        N/A                  $22,500
Director
Donald van Roden,            $27,250                 N/A                        N/A                  $27,250
Director and Chairman

         On October 24, 1990 the Company adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach), pursuant to which the Company will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by BlackRock Institutional Management Corporation ("BIMC"), the Portfolios' adviser, PFPC Trust Company, the Company's custodian, PFPC Inc. ("PFPC"), the administrator to the Municipal Money Market Portfolio and the Company's transfer and dividend disbursing agent, and PFPC Distributors, Inc. (the "Distributor"), the Company's distributor, the Company itself requires only one part-time employee. No officer, director or employee of BIMC, PFPC Trust Company, PFPC or the Distributor currently receives any compensation from the Company.

         CODE OF ETHICS.


         The Company and the Distributor have adopted codes of ethics that permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Company.

                                 CONTROL PERSONS

         As of November 16, 2001, to the Company's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Company indicated below. See "Additional Information Concerning RBB Shares" below. The Company does not know whether such persons also beneficially own such shares.




------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
CASH PRESERVATION MONEY MARKET        Karen M. McElhinny                                               5.836%
                                      and Contribution Account
                                      4943 King Arthur Drive
                                      Erie, PA 16506

------------------------------------- ------------------------------------------------------- ------------------------
                                      Luanne M. Garvey                                                31.966%
                                      and Robert J. Garvey
                                      2729 Woodland Ave.
                                      Trooper, PA 19403

------------------------------------- ------------------------------------------------------- ------------------------
                                      Dominic and Barbara Pisciotta                                   25.501%
                                      and Successors in Trust under the Dominic Trust &
                                      Barbara Pisciotta Caring Trust dated 01/24/92
                                      207 Woodmere Way
                                      St. Charles, MD 63303

------------------------------------- ------------------------------------------------------- ------------------------
                                      David G. Bilka                                                   6.271%
                                      1962 FoxPointe Drive
                                      Arnold, MO 63010

------------------------------------- ------------------------------------------------------- ------------------------
SANSOM STREET MONEY MARKET            Saxon and Co.                                                    5.402%
                                      FBO Paine Webber
                                      A/C 32 32 400 4000038
                                      P.O. Box 7780 1888
                                      Philadelphia, PA 19182

------------------------------------- ------------------------------------------------------- ------------------------
                                      Saxon and Co.                                                   94.572%
                                      c/o PNC Bank, N.A.
                                      F6-F266-02-2
                                      8800 Tinicum Blvd.
                                      Philadelphia, PA 19153

------------------------------------- ------------------------------------------------------- ------------------------
CASH PRESERVATION                     Gary L. Lange                                                   61.819%
MUNICIPAL MONEY MARKET                and Susan D. Lange
                                      JT TEN
                                      1664 Kersley Circle
                                      Heathrow, FL 32746

------------------------------------- ------------------------------------------------------- ------------------------
                                      Andrew Diederich                                                 5.805%
                                      and Doris Diederich
                                      JT TEN
                                      1003 Lindeman
                                      Des Peres, MO 63131

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Mark Koehler                                                     7.632%
                                      and Suzanne Koehler
                                      JT TEN WROS
                                      3925 Bowen St.
                                      St. Louis, MO 63116

------------------------------------- ------------------------------------------------------- ------------------------
N/I MICRO CAP FUND                    Charles Schwab & Co., Inc.                                       6.941%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds A/C 3143-0251
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Janis Claflin, Bruce Fetzer and                                  8.482%
                                      Winston Franklin
                                      Robert Lehman Trust
                                      The John E. Fetzer Institute, Inc.
                                      U/A DTD 06-1992
                                      Attn: Christina Adams
                                      9292 West KL Ave.
                                      Kalamazoo, MI 49009

------------------------------------- ------------------------------------------------------- ------------------------
                                      Public Inst. For Social Security                                26.425%
                                      1001 19th St., N.
                                      16th Flr.
                                      Arlington, VA 22209

------------------------------------- ------------------------------------------------------- ------------------------
                                      McKinsey Master Retirement Trust                                20.319%
                                      114 W. 47th Street
                                      20th Floor
                                      New York, NY 10036

------------------------------------- ------------------------------------------------------- ------------------------
N/I GROWTH FUND                       Charles Schwab & Co., Inc.                                       6.749%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Citibank North America Inc.                                     53.465%
                                      Trst. Sargent & Lundy Retirement Trust
                                      DTD. 06/01/96
                                      Mutual Fund Unit
                                      Bld. B Floor 1 Zone 7
                                      3800 Citibank Center
                                      Tampa, FL 33610-9122

------------------------------------- ------------------------------------------------------- ------------------------
                                      Louisa Stude Sarofim Foundation                                  7.059%
                                      c/o Nancy Head
                                      DTD. 01/04/91
                                      1001 Fannin 4700
                                      Houston, TX 77002

------------------------------------- ------------------------------------------------------- ------------------------
N/I MID CAP                           Charles Schwab & Co., Inc.                                      19.299%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                                7.529%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water St. 32nd Floor
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
N/I SMALL CAP VALUE FUND              Charles Schwab & Co., Inc.                                      45.738%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      State Street Bank and Trust Company                             21.865%
                                      FBO Yale Univ.
                                      Retirement Plan for Staff Emp.
                                      State Street Bank & Trust Company
                                      Master Tr. Div.
                                      Attn: Kevin Sutton
                                      Solomon Williard Bldg.
                                      One Enterprise Drive
                                      North Quincy, MA 02171

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Yale University                                                 10.876%
                                      Trst. Yale University Ret. Health Bene. Trust
                                      Attn: Seth Alexander
                                      230 Prospect St.
                                      New Haven, CT 06511

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LARGE CAP VALUE       Charles Schwab & Co., Inc.                                       9.197%
FUND -                                Special Custody Account
INSTITUTIONAL SHARES                  for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Swanee Hunt and Charles Ansbacher                               18.011%
                                      Trst. Swanee Hunt Family Foundation
                                      c/o Beth Benham
                                      168 Brattle St.
                                      Cambridge, MA 02138

------------------------------------- ------------------------------------------------------- ------------------------
                                      Samuel Gary and Ronald Williams                                  6.388%
                                      and David Younggren
                                      Trst. Gary Tax Advantaged PRO and PST
                                      370 17th Street
                                      Suite 5300

------------------------------------- ------------------------------------------------------- ------------------------
                                      Union Bank of California                                        15.886%
                                      FBO Service Employees BP 610001265-01
                                      P.O. Box 85484
                                      San Diego, CA 92186

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Bank National Association                                  17.566%
                                      FBO A-Dec Inc. DOT 093098
                                      Attn: Mutual Funds
                                      A/C 97307536
                                      P.O. Box 64010
                                      St. Paul, MN 55164-0010

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Northern Trust Company                                          19.761%
                                      FBO AEFC Pension Trust
                                      A/C 22-53582
                                      P. O. Box 92956
                                      Chicago, IL 60675

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LARGE CAP VALUE       Charles Schwab & Co., Inc.                                       76.11%
FUND-INVESTOR SHARES                  Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MID CAP VALUE FUND-   John Carroll University                                          5.646%
INSTITUTIONAL SHARES                  20700 N. Park Blvd.
                                      University Heights, OH 44118

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & Co.                                                        13.83%
                                      A/C BPHF 3006002
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------
                                      JMB Realty Corporation ESP                                       7.252%
                                      900 N. Michigan Ave.
                                      Chicago, IL 60611-1575

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Bank National Association                                    8.19%
                                      TRST SIS of the Order of St. Benedict RP
                                      A/C 21743240
                                      Mutual Funds Department
                                      P.O. Box 64010

------------------------------------- ------------------------------------------------------- ------------------------
                                      Strafe & Co.                                                     9.935%
                                      FAO S.A.A.F Custody
                                      A/C 8300022102
                                      P.O. Box 160
                                      Westerville, OH 43086-0160

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & Co.                                                       10.778%
                                      A/C CHIF1001182
                                      FBO Childrens Hospital LA
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      American Express Trust Co.                                       9.317%
                                      FBO American Express
                                      Retirement Serv Plans
                                      Attn: Pat Brown
                                      50534 AXP Financial Ctr.
                                      Minneapolis, MN 55474

------------------------------------- ------------------------------------------------------- ------------------------
                                      First Union National Bank                                       12.487%
                                      FBO Reciprocal of America
                                      A/C 5028298445
                                      1525 W WT Harris Blvd. #NC1151
                                      Charlotte, NC 28262-1151

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MID CAP VALUE FUND-   National Financial Svcs. Corp.                                   20.18%
INVESTOR SHARES                       for Exclusive Benefit of Our Customers
                                      Sal Vella
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      15.576%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      George B. Smithy, Jr.                                            8.276%
                                      38 Greenwood Road
                                      Wellesley, MA 02181

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS BOND FUND-            Chiles Foundation                                               10.105%
INSTITUTIONAL SHARES                  111 S.W. Fifth Ave.
                                      Suite 4050
                                      Portland, OR 97204

------------------------------------- ------------------------------------------------------- ------------------------
                                      The Roman Catholic Diocese of                                   70.928%
                                      Raleigh, NC
                                      General Endowment
                                      715 Nazareth St.
                                      Raleigh, NC 27606

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      The Roman Catholic Diocese of                                   15.433%
                                      Raleigh, NC
                                      Clergy Trust
                                      715 Nazareth St.
                                      Raleigh, NC 27606

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS BOND FUND-            National Financial Services Corp.                               23.789%
INVESTOR SHARES                       for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds 5th Floor
                                      Sal Vella
                                      200 Liberty Street
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      47.797%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      John M. Noyes                                                    5.582%
                                      IRA Rollover
                                      38 Buckboard St.
                                      Phenix City, AL 36869

------------------------------------- ------------------------------------------------------- ------------------------
                                      Edward A. Aloe                                                   5.735%
                                      Rollover IRA
                                      Two Benedict PL
                                      Greenwich, CT 06830

------------------------------------- ------------------------------------------------------- ------------------------
                                      Edward A. Aloe                                                   5.103%
                                      Two Benedict PL
                                      Greenwich, CT 06830

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS                       Boston Partners Asset Mgmt. L. P.                                6.332%
SMALL CAP VALUE FUND II-              Attn: Jan Penney
INSTITUTIONAL SHARES                  28 State St.
                                      Boston, MA 02109

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investor Services Corp.                                16.499%
                                      FBO Exclusive Benefit for Our Customers
                                      55 Water St.
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      A Cleveland R. Dastin and W Donovan                             10.692%
                                      T Burback J Dibrigidu TTEES
                                      Trst. Sheehan Phinney Bass & Green PSP
                                      1000 Elm Street
                                      Manchester, NH 03105-3701

------------------------------------- ------------------------------------------------------- ------------------------
                                      MCNC Endowment                                                  26.145%
                                      P.O. Box 110023
                                      Research Triangle Park, NC 27709

------------------------------------- ------------------------------------------------------- ------------------------
                                      Plumbers and Steamfitters                                       15.857%
                                      Local No. 7 Pension Fund
                                      Robert M. Valenty, Administrator
                                      Mary Allen Smith,
                                      Assistant Administrator
                                      308 Wolf Road

------------------------------------- ------------------------------------------------------- ------------------------
                                      Memorial Hospital of Martinsville                                5.859%
                                      and Henry Counties
                                      320 Hospital Drive
                                      P.O. Box 4788
                                      Martinsville, VA 24115-4788

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS SMALL CAP VALUE       National Financial Services Corp.                               37.764%
FUND II - INVESTOR SHARES             for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds
                                      5th Floor
                                      200 Liberty St.
                                      1 World Financial Center
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      39.468%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                                 7.68%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     National Investors Services Corp.                                12.22%
FUND -                                for the Exclusive Benefit of Our Customers
INSTITUTIONAL SHARES                  Sal Velle
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Boston Partners Asset Mgmt. L. P.                                5.421%
                                      Attn: Jan Penney
                                      28 State St.
                                      Boston, MA 02109

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      67.811%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      FTC and Co.                                                      5.385%
                                      Attn: Datalynx House Account
                                      P.O. Box 173736
                                      Denver, CO 80217-3736

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     National Investors Services Corp.                               34.627%
FUND -                                for the Exclusive Benefit of Our Customers
INVESTOR SHARES                       Sal Velle
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                               14.187%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
SCHNEIDER SMALL CAP VALUE FUND        Arnold C. Schneider III                                          6.375%
                                      SEP IRA
                                      826 Turnbridge Road
                                      Wayne, PA 19087

------------------------------------- ------------------------------------------------------- ------------------------
                                      John Frederick Lyness                                            7.327%
                                      81 Hillcrest Ave.
                                      Summit, NJ 07901

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Fulvest & Co.                                                    7.354%
                                      c/o Fulton Bank Trust Department
                                      P.O. Box 3215
                                      Lancaster, PA 17604-3215

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      17.817%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Ursinus College Endowment Fund                                  20.482%
                                      P.O. Box 1000
                                      Collegeville, PA 19426

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & CO.                                                        9.267%
                                      A/C CPVF1854542
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------
BOGLE SMALL CAP GROWTH FUND-          National Investors Services Corp.                                9.883%
INVESTOR SHARES                       for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      32nd floor
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
BOGLE SMALL CAP GROWTH FUND-          FTC & Co.                                                        6.705%
INSTITUTIONAL SHARES                  Attn: Datalynx 125
                                      P.O. Box 173736
                                      Denver, CO 80217-3736

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Equity Investment Portfolio L.P.                            8.495%
                                      1001 North U.S. Highway One
                                      Suite 800
                                      Jupiter, FL 33477

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co, Inc.                                       63.924%
                                      Special Custody Account
                                      for the Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------


         As of November 16, 2001, directors and officers as a group owned less than one percent of the shares of each class within the Company.

          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS


         ADVISORY AND SUB-ADVISORY AGREEMENTS.


         The Portfolios have investment advisory agreements with BIMC. Although BIMC in turn has sub-advisory agreements respecting the Portfolios with PNC Bank dated August 16, 1988, as of April 29, 1998, BIMC assumed these advisory responsibilities from PNC Bank. Pursuant to the Sub-Advisory Agreements, PNC Bank would be entitled to receive an annual fee from BIMC for its sub-advisory services calculated at the annual rate of 75% of the fees received by BIMC on behalf of the Money Market and Municipal Money Market Portfolios. The advisory agreement relating to the Money Market Portfolio is dated August 16, 1988, and the advisory agreement relating to the Municipal Money Market Portfolio is dated April 21, 1992. Such advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Agreements."


         For the fiscal year ended August 31, 2001, the Company paid BIMC advisory fees (excluding fees to PFPC, with respect to the Money Market Portfolio, for administrative services obligated under the Advisory Agreements) as follows:

                                                             FEES PAID
                                                        (AFTER WAIVERS AND
PORTFOLIOS                                                REIMBURSEMENTS)           WAIVERS          REIMBURSEMENTS
----------                                                ---------------           -------          --------------

Money Market                                                 $1,530,762              $1,878,435           $23,214

Municipal Money Market                                       $4,122                  $509,969             $24,441


         For the fiscal year ended August 31, 2000, the Company paid BIMC (excluding fees to PFPC, with respect to the Money Market Portfolio, for administrative services obligated under the Advisory Agreements) advisory fees as follows:

                                                             FEES PAID
                                                        (AFTER WAIVERS AND
PORTFOLIOS                                                REIMBURSEMENTS)           WAIVERS          REIMBURSEMENTS
----------                                                ---------------           -------          --------------

Money Market                                                 $5,095,665              $1,995,632         $2,269,338

Municipal Money Market                                       $79,395                 $734,744           $54,444

         For the fiscal year ended August 31, 1999, the Company paid BIMC (excluding fees to PFPC, with respect to the Money Market Portfolio, for administrative services obligated under the Advisory Agreements) advisory fees as follows:


                                                             FEES PAID
                                                        (AFTER WAIVERS AND
PORTFOLIOS                                                REIMBURSEMENTS)           WAIVERS          REIMBURSEMENTS
----------                                                ---------------           -------          --------------
Money Market                                                $6,580,761             $2,971,645            $819,409

Municipal Money Market
                                                            $ 238,604              $ 716,746             $102,998


         Each Portfolio bears all of its own expenses not specifically assumed by BIMC. General expenses of the Company not readily identifiable as belonging to a portfolio of the Company are allocated among all investment portfolios by or under the direction of the Company's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by BIMC; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Company or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by the Company to its directors and officers;
(g) organizational costs; (h) fees paid to the investment adviser and PFPC; (i) fees and expenses of officers and directors who are not affiliated with the Portfolios' investment adviser or Distributor; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Portfolios and their shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of the Company; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Company; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. The Cash Preservation Classes of the Company pay their own distribution fees, and may pay a different share than other classes of the Company (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Cash Preservation Classes or if they receive different services.

         Under the Advisory Agreements, BIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or a Portfolio in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of BIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

         The Advisory Agreements were each most recently approved July 19, 2001 by a vote of the Company's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreements or "interested persons" (as defined in the 1940 Act) of such parties. The investment advisory agreement was approved with respect to the Money Market Portfolio by the shareholders of the Portfolio at a special meeting held on December 22, 1989, as adjourned. The investment advisory agreement was approved with respect to the Municipal Money Market Portfolio by shareholders at a special meeting held June 10, 1992, as adjourned. Each Advisory Agreement is terminable by vote of the Company's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to BIMC or PNC Bank. Each of the Advisory Agreements may also be terminated by BIMC or PNC Bank on 60 days' written notice to the Company. Each of the Advisory Agreements terminates automatically in the event of assignment thereof.


ADMINISTRATION AGREEMENT.


         PFPC serves as the administrator to the Municipal Money Market Portfolio pursuant to an Administration and Accounting Services Agreement dated April 21, 1992 (the "Administration Agreement"). PFPC has agreed to furnish to the Company on behalf of the Municipal Money Market Portfolio statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Company. PFPC has also agreed to prepare and file various reports with the appropriate regulatory agencies, and prepare materials required by the SEC or any state securities commission having jurisdiction over the Company.

         The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Company or a Portfolio in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder. In consideration for providing services pursuant to the Administration Agreement, PFPC receives a fee of .10% of the average daily net assets of the Municipal Money Market Portfolio.

         BIMC is obligated to render administrative services to the Money Market Portfolio pursuant to the investment advisory agreements. Pursuant to the terms of Delegation Agreements, dated July 29, 1998, between BIMC and PFPC, however, BIMC has delegated to PFPC its administrative responsibilities to this Portfolio. The Company pays administrative fees directly to PFPC.


         For the fiscal year ended August 31, 2001, the Company paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:


                                                             FEES PAID
                                                         (AFTER WAIVERS AND
PORTFOLIO                                                 REIMBURSEMENTS)          WAIVERS         REIMBURSEMENTS
---------                                                 ---------------          -------         --------------

Money Market                                                $1,213,686             $     0           $   0


Municipal Money Market                                      $   90,077             $56,806           $   0

         For the fiscal year ended August 31, 2000, the Company paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

                                                             FEES PAID
                                                         (AFTER WAIVERS AND
PORTFOLIOS                                                REIMBURSEMENTS)          WAIVERS         REIMBURSEMENTS
----------                                                ---------------          -------         --------------

Money Market                                                 $2,713,023             $0                 $0

Municipal Money Market                                       $ 225,900              $7,047             $0

         For the fiscal year ended August 31, 1999, the Company paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

                                                             FEES PAID
                                                         (AFTER WAIVERS AND
PORTFOLIO                                                 REIMBURSEMENTS)          WAIVERS         REIMBURSEMENTS
---------                                                 ---------------          -------         --------------

Money Market                                                 $2,577,726               $0                 $0

Municipal Money Market                                       $  276,787               $0                 $0


         CUSTODIAN AND TRANSFER AGENCY AGREEMENTS.


         PFPC Trust Company is custodian of the Company's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PFPC Trust Company: (a) maintains a separate account or accounts in the name of each Portfolio; (b) holds and transfers portfolio securities on account of each Portfolio; (c) accepts receipts and makes disbursements of money on behalf of each Portfolio; (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities; and (e) makes periodic reports to the Company's Board of Directors concerning each Portfolio's operations. PFPC Trust Company is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Company, provided that PFPC Trust Company remains responsible for the performance of all its duties under the Custodian Agreement and holds the Company harmless from the acts and omissions of any sub-custodian. For its services to the Company under the Custodian Agreement, PFPC Trust Company receives a fee which is calculated based upon each Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000 per Portfolio, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Company.

         PFPC serves as the transfer and dividend disbursing agent for the Company's Cash Preservation Classes pursuant to a Transfer Agency Agreement dated August 16, 1988 (the "Transfer Agency Agreement"), under which PFPC: (a) issues and redeems shares of each of the Cash Preservation Classes; (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (c) maintains shareholder accounts and, if requested, sub-accounts; and (d) makes periodic reports to the Company's Board of Directors concerning the operations of each Cash Preservation Class. PFPC may, on 30 days' notice to the Company, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Company under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in each Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in each Portfolio for all other orders, exclusive of out-of-pocket expenses, and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.


         PFPC has entered and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolios. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Company on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolios for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Company to PFPC.


         DISTRIBUTION AGREEMENTS.



         Pursuant to the terms of a Distribution Agreement, dated as of January 2, 2001 and supplements entered into by the Distributor and the Company (the "Distribution Agreement") and separate Plans of Distribution, as amended, for each of the Cash Preservation Classes (collectively, the "Plans"), all of which were adopted by the Company in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to distribute shares of each of the Cash Preservation Classes. Payments made to the Distributor under the Plan are to compensate it for distribution assistance and expenses assumed and activities intended to result in the sale of shares of each of the Cash Preservation Classes. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreements, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of each of the Portfolios based on a percentage of the amounts invested by their customers.

         Each of the Plans was approved by the Company's Board of Directors, including the directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plans ("12b-1 Directors").

         Among other things, each of the Plans provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Company regarding all amounts expended under the Plans and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plans will continue in effect only so long as they are approved at least annually, and any material amendment thereto is approved, by the Company's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Company on the distribution of the Company's shares of the Cash Preservation Class under the Plans shall not be materially increased without the affirmative vote of the holders of a majority of the Company's shares in the affected Cash Preservation Class; and
(4) while the Plans remain in effect, the selection and nomination of the 12b-1 Directors shall be committed to the discretion of the directors who are not interested persons of the Company.


         Effective January 2, 2001, PFPC Distributors, Inc. serves as the Distributor of the Company's shares. BIMC is an affiliate of the Distributor. For the period January 2, 2001 through August 31, 2001, the Company paid distribution fees to the Distributor under the Plans for the Cash Preservation Classes of each of the Money Market Portfolio and the Municipal Money Market Portfolio in the aggregate amounts of $680 and $491, respectively. The amounts received by the Distributor were used to pay certain advertising and promotion, printing, postage, legal fees, travel, entertainment, sales, marketing and administrative expenses.

         Provident Distributors, Inc. ("PDI") served as distributor to the Cash Preservation Classes until January 2, 2001. For the period September 1, 2000 through January 1, 2001, the Company paid distribution fees to PDI under the Plans for the Cash Preservation Classes of each of the Money Market Portfolio and the Municipal Money Market Portfolio in the aggregate amounts of $420 and $270, respectively. The amounts received by PDI were used to pay certain advertising and promotion, printing, postage, legal fees, travel, entertainment, sales, marketing and administrative expenses.



         The Company believes that such Plans may benefit the Company by increasing sales of Shares. Mr. Sablowsky, a Director of the Company, had an indirect interest in the operation of the Plans by virtue of his position with Fahnestock Co., Inc., a broker-dealer.

                             PORTFOLIO TRANSACTIONS


         Each Portfolio intends to purchase securities with remaining maturities of 13 months or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 13 months or less). However, the Portfolios may purchase variable rate securities with remaining maturities of 13 months or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Because both Portfolios intend to purchase only securities with remaining maturities of 13 months or less, their portfolio turnover rates will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by each such Portfolio, the turnover rate should not adversely affect such Portfolio's net asset value or net income. The Portfolios do not intend to seek profits through short term trading.

         Purchases of portfolio securities by each of the Portfolios are made from dealers, underwriters and issuers; sales are made to dealers and issuers. None of the Portfolios currently expects to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of such Portfolios to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of such Portfolios, BIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor or BIMC or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

         BIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

         Investment decisions for each Portfolio and for other investment accounts managed by BIMC are made independently of each other in light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which BIMC or any affiliated person (as defined in the 1940
Act) thereof is a member except pursuant to procedures adopted by the Company's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Company's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that BIMC not participate in or benefit from the sale to a Portfolio.

                  ADDITIONAL INFORMATION CONCERNING RBB SHARES


         RBB has authorized capital of 30 billion shares of Common Stock at a par value of $0.001 per share. Currently, 20.973 billion shares have been classified into 94 classes as shown in the table below. Under RBB's charter, the Board of Directors has the power to classify and reclassify any unissued shares of Common Stock from time to time.

                                           NUMBER OF                                                   NUMBER OF
                                       AUTHORIZED SHARES                                           AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)          CLASS OF COMMON STOCK                   (MILLIONS)
------------------------------------- --------------------    ----------------------------------- --------------------
A (Growth & Income)                           100             YY (Schneider Capital Small Cap
                                                              Value)                                      100
B                                             100             ZZ                                          100
C (Balanced)                                  100             AAA                                         100
D  (Tax-Free)                                 100             BBB                                         100
E (Money)                                     500             CCC                                         100
F (Municipal Money)                           500             DDD (Boston Partners Institutional
                                                              Small Cap Value Fund II)                    100
G (Money)                                     500             EEE (Boston Partners Investors
                                                              Small Cap Value Fund II)                    100
H (Municipal Money)                           500             FFF                                         100
I (Sansom Money)                             1500             GGG                                         100
J (Sansom Municipal Money)                    500             HHH                                         100
K (Sansom Government Money)                   500             III (Boston Partners
                                                              Institutional Long/Short Equity)            100
L (Bedford Money)                            1500             JJJ (Boston Partners Investors
                                                              Long/Short Equity)                          100
M (Bedford Municipal Money)                   500             KKK (Boston Partners
                                                              Institutional Long-Short Equity)            100
N (Bedford Government Money)                  500             LLL (Boston Partners Investors
                                                              Long-Short Equity)                          100
O (Bedford N.Y. Money)                        500             MMM  (n/i numeric Small Cap Value)          100
P (RBB Government)                            100             Class NNN (Bogle Institutional
                                                              Small Cap Growth)                           100
Q                                             100             Class OOO (Bogle Investors Small
                                                              Cap Growth)                                 100
R (Municipal Money)                           500             Select (Money)                              700
S (Government Money)                          500             Beta 2 (Municipal Money)                     1
T                                             500             Beta 3 (Government Money)                    1
U                                             500             Beta 4 (N.Y. Money)                          1
V                                             500             Principal Class (Money)                     700
W                                             100             Gamma 2 (Municipal Money)                    1
X                                             50              Gamma 3 (Government Money)                   1
Y                                             50              Gamma 4 (N.Y. Money)                         1
Z                                             50              Bear Stearns Money                         2,500


                                           NUMBER OF                                                   NUMBER OF
                                       AUTHORIZED SHARES                                           AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)          CLASS OF COMMON STOCK                   (MILLIONS)
------------------------------------- --------------------    ----------------------------------- --------------------


AA                                            50              Bear Stearns Municipal Money               1,500
BB                                            50              Bear Stearns Government Money              1,000
CC                                            50              Delta 4 (N.Y. Money)                         1
DD                                            100             Epsilon 1 (Money)                            1
EE                                            100             Epsilon 2 (Municipal Money)                  1
FF (n/i numeric Micro Cap)                    50              Epsilon 3 (Government Money)                 1
GG (n/i numeric Growth)                       50              Epsilon 4 (N.Y. Money)                       1
HH (n/i numeric Mid Cap)                      50              Zeta 1 (Money)                               1
II                                            100             Zeta 2 (Municipal Money)                     1
JJ                                            100             Zeta 3 (Government Money)                    1
KK                                            100             Zeta 4 (N.Y. Money)                          1
LL                                            100             Eta 1 (Money)                                1
MM                                            100             Eta 2 (Municipal Money)                      1
NN                                            100             Eta 3 (Government Money)                     1
OO                                            100             Eta 4 (N.Y. Money)                           1
PP                                            100             Theta 1 (Money)                              1
QQ (Boston Partners Institutional                             Theta 2 (Municipal Money)                    1
Large Cap)                                    100
RR (Boston Partners Investors Large                           Theta 3 (Government Money)                   1
Cap)                                          100
SS (Boston Partners Advisor Large                             Theta 4 (N.Y. Money)                         1
Cap)                                          100
TT (Boston Partners Investors Mid
Cap)                                          100
UU (Boston Partners Institutional
Mid Cap)                                      100
VV (Boston Partners Institutional
Bond)                                         100
WW (Boston Partners Investors Bond)           100

         The classes of Common Stock have been grouped into 14 separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Principal (Gamma) Family, the Select (Beta) Family, the Schneider Capital Management Family, the n/i numeric family of funds, the Boston Partners Family, the Bogle Family, the Bear Stearns Money Market Family, the Epsilon Family, the Theta Family, the Eta Family, and the Zeta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family, the Bedford Family and the Bear Stearns Money Market Family represent interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the n/i numeric investors family of funds represents interests in four non-money market portfolios; the Boston Partners Family represents interests in five non-money market portfolios; the Bogle Family represents interests in one non-money market portfolio; the Schneider Capital Management Family represents interests in one non-money market portfolio; the Select (Beta) Family, the Principal (Gamma) Family, the Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, New York Municipal Money Market and Government Obligations Money Market Portfolios.


         RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

         Holders of shares of each class of RBB will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as RBB shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

         Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by RBB's Articles of Incorporation, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

                       PURCHASE AND REDEMPTION INFORMATION

         You may purchase shares through an account maintained by your brokerage firm and you may also purchase shares directly by mail or wire. The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Portfolio's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio. A shareholder will bear the risk of a decline in market value and any tax consequences associated with a redemption in securities.

         Under the 1940 Act, the Company may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which the SEC restricts trading on the NYSE or determines an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

         Shares of the Company are subject to redemption by the Company, at the redemption price of such shares as in effect from time to time, including, without limitation: to reimburse a Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time; if such redemption is, in the opinion of the Company's Board of Directors, desirable in order to prevent the Company or any Portfolio from being deemed a "personal holding company" within the meaning of the Internal Revenue Code of 1986, as amended; or if the net income with respect to any particular class of common stock should be negative or it should otherwise be appropriate to carry out the Company's responsibilities under the 1940 Act.

                               VALUATION OF SHARES


         The Company intends to use its best efforts to maintain the net asset value of each class of the Portfolios at $1.00 per share. Net asset value per share, the value of an individual share in a Portfolio, is computed by adding the value of the proportionate interest of the class in the Portfolio's securities, cash and other assets, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of such class. The net asset value of each class of the Company is determined independently of the other classes. A Portfolio's "net assets" equal the value of a Portfolio's investments and other securities less its liabilities. Each Portfolio's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), on each Business Day. "Business Day" means each weekday when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE is closed weekends and on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday and subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays as the NYSE as well as Columbus Day and Veterans' Day.

         The Company calculates the value of the portfolio securities of each of the Portfolios by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, a Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

         The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Portfolio would receive if the security were sold prior to maturity. The Company's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

         Each of the Portfolios will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 13 months, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that BIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and BIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Company's Board of Directors, the Board will take such actions as it deems appropriate.

         In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Company's Board of Directors.

                             PERFORMANCE INFORMATION

         Each Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for a Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.


         The annualized yield for the seven-day period ended August 31, 2001 for the Cash Preservation Classes of each Portfolio before waivers was as follows:

                                                     TAX-EQUIVALENT YIELD
                                        EFFECTIVE    (ASSUMES A FEDERAL
PORTFOLIOS                   YIELD         YIELD     INCOME TAX RATE OF 28%)
----------                   -----      ---------    -----------------------

Money Market                 2.74%        2.78%               N/A

Municipal Money Market       1.08%        1.09%              1.50%

         The annualized yield for the seven-day period ended August 31, 2001 for the Cash Preservation Classes of each Portfolio after waivers was as follows:

                                                        TAX-EQUIVALENT YIELD
                                         EFFECTIVE      (ASSUMES A FEDERAL
PORTFOLIOS                  YIELD           YIELD       INCOME TAX RATE OF 28%)
----------                  -----        ---------      -----------------------

Money Market                2.90%          2.94%                 N/A

Municipal Money Market      1.67%          1.68%                2.29%


         Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Portfolio will fluctuate, they cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

         The yields on certain obligations, including the money market instruments in which each Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, BIMC will consider whether a Portfolio should continue to hold the obligation.

         From time to time, in advertisements or in reports to shareholders, the yields of a Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Portfolio may be compared to the Donoghue's Money Company Average, which is an average compiled by IBC Money Company Report(R), a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.

                                      TAXES


         Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute its respective income to shareholders each year, so that each Portfolio generally will be relieved of federal income and excise taxes. If a Portfolio were to fail to so qualify: (1) the Portfolio would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if a Portfolio were to fail to make sufficient distributions in a year, the Portfolio would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company. For the Municipal Money Market Portfolio to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Portfolio's assets at the close of each quarter of the Company's taxable year must consist of exempt-interest obligations.

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

         Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Portfolio on December 31 of such year if such dividends are actually paid during January of the following year.

         An investment in the Municipal Money Market Portfolio is not intended to constitute a balanced investment program. Shares of the Municipal Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would the shareholder not gain any additional benefit from the Portfolios' dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed. In addition, the Municipal Money Market Portfolio may not be an appropriate investment for entities which are "substantial users" of facilities financed by "private activity bonds" or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

         The Portfolio will be required in certain cases to withhold and remit to the United States Treasury at least 30% of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Portfolio that he or she is not subject to back-up withholding when required to do so or that he or she is an "exempt recipient."

                                  MISCELLANEOUS


COUNSEL.

         The law firm of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Company and the non-interested directors.


INDEPENDENT ACCOUNTANTS.

         PricewaterhouseCoopers LLP serves as the Company's independent accountants. PricewaterhouseCoopers LLP performs an annual audit of the Company's financial statements.

                              FINANCIAL STATEMENTS


         The audited financial statements and notes thereto in the Portfolios' Annual Report to Shareholders for the fiscal year ended August 31, 2001 (the "2001 Annual Report") are incorporated by reference into this Statement of Additional Information. No other parts of the 2001 Annual Report are incorporated by reference herein. The financial statements included in the 2001 Annual Report have been audited by the Company's independent accountants, PricewaterhouseCoopers LLP, whose report thereon also appears in the Annual Report and is incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Copies of the 2001 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------

COMMERCIAL PAPER RATINGS
------------------------

         A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

         "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertanties which could lead to the obligors inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.



         Moody's commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.


         "D" - Securities are in actual or imminent payment default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

         The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

         "AAA" - An obligation rated "AAA" is the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


         Obligors rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:


         "Aaa" - Bonds and preferred stock are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds and preferred stock are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds and preferred stock possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds and preferred stock are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds and preferred stock are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds and preferred stock generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds and preferred stock are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds and preferred stock represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds and preferred stock are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.


         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.


MUNICIPAL NOTE RATINGS
----------------------

         A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.


         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.


         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interests.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:


         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.


         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.



         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                      SANSOM STREET MONEY MARKET PORTFOLIO

                              OF THE RBB FUND, INC.
                                 (THE "COMPANY")

                       STATEMENT OF ADDITIONAL INFORMATION


                                DECEMBER 18, 2001

         This Statement of Additional Information ("SAI") provides information about the Company's Sansom Street Class of the Money Market Portfolio (the "Portfolio"). This information is in addition to the information that is contained in the Sansom Street Prospectus dated December 18, 2001 (the "Prospectus").

         This SAI is not a prospectus. It should be read in conjunction with the Prospectus and the Portfolio's Annual Report dated August 31, 2001. The financial statements and notes contained in the Annual Report are incorporated by reference into this SAI. Copies of the Portfolio's Prospectus and Annual Report may be obtained free of charge by telephoning (800) 430-9618.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

GENERAL INFORMATION............................................................1

INVESTMENT INSTRUMENTS AND POLICIES............................................1
         Additional Information on Portfolio Investments.......................1
         Fundamental Investment Limitations and Policies......................10
         Non-Fundamental Investment Limitations and Policies..................12

MANAGEMENT OF THE COMPANY.....................................................13
         Directors and Officers...............................................13
         Directors' Compensation..............................................16
         Code of Ethics.......................................................16

CONTROL PERSONS...............................................................16


INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS..................26
         Advisory and Sub-Advisory Agreements.................................26
         Administration Agreement.............................................28
         Custodian and Transfer Agency Agreements.............................29
         Distribution and Servicing Agreement.................................30

PORTFOLIO TRANSACTIONS........................................................31

ADDITIONAL INFORMATION CONCERNING RBB SHARES..................................32

PURCHASE AND REDEMPTION INFORMATION...........................................35

VALUATION OF SHARES...........................................................36

PERFORMANCE INFORMATION.......................................................37

TAXES ........................................................................39

MISCELLANEOUS.................................................................39
         Counsel..............................................................39
         Independent Accountants..............................................40

FINANCIAL STATEMENTS..........................................................40


APPENDIX A...................................................................A-1

                               GENERAL INFORMATION


         The RBB Fund, Inc. (the "Company") was organized as a Maryland corporation on February 29, 1988 and is an open-end management investment company currently operating or proposing to operate 14 separate investment portfolios. This Statement of Additional Information pertains to one class of shares (the "Sansom Street Class") representing interests in the Money Market Portfolio, a diversified investment portfolio (the "Portfolio") of the Company. The Sansom Street Class is offered by the Sansom Street Money Market Prospectus dated December 18, 2001.


                       INVESTMENT INSTRUMENTS AND POLICIES


         The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Portfolio.


         ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.


         VARIABLE RATE DEMAND INSTRUMENTS. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

         Variable rate demand instruments held by the Portfolio may have maturities of more than 397 calendar days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 calendar days, upon giving the prescribed notice (which may not exceed 30 days); and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 calendar days. In determining the average weighted maturity of the Portfolio and whether a variable rate demand instrument has a remaining maturity of 397 calendar days or less, each long-term instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the Portfolio to dispose of variable or floating rate notes if the issuer defaulted on its payment obligations or during periods that the Portfolio is not entitled to exercise its demand right, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

         COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (i) (at the time of purchase) in the two highest rating categories of at least two nationally recognized statistical rating organizations ("Rating Organization") or, by the only Rating Organization providing a rating; or (ii) issued by issuers (or, in certain cases guaranteed by persons) with short-term debt having such ratings. These rating categories are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Company's Board of Directors.

         Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.

         REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

         The repurchase price under the repurchase agreements described above generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The financial institutions with which the Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government Securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's adviser. The Portfolio's adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price including either: (i) accrued premium provided in the repurchase agreement; or
(ii) the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's adviser will mark to market daily the value of the securities. Securities subject to repurchase agreements will be held by the Company's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").

         REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. A reverse repurchase agreement involves a sale by the Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase them at an agreed upon time, price and rate of interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to repurchase them and the return on the cash exchanged for the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Portfolio will maintain in a segregated account with the Company's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Portfolio may purchase "when-issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates.

         While the Portfolio has such commitments outstanding, the Portfolio will maintain in a segregated account with the Company's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, it is expected that commitments to purchase "when-issued" securities will not exceed 25% of the value of the Portfolio's total assets absent unusual market conditions. When the Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

         U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation. U.S. Government obligations that are not backed by the full faith and credit of the U.S. Government are subject to greater risks than those that are. U.S. Government obligations that are backed by the full faith and credit of the U.S. Government are subject to interest rate risk.

         Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank.

         MORTGAGE-RELATED SECURITIES. Mortgage-related securities consist of mortgage loans which are assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         The Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as "regular" interests or "residual" interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO interests. The Portfolio does not currently intend to purchase CMOs, except as collateral for repurchase agreements.

         Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

         The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

         Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         The relative payment rights of the various CMO classes may be subject to greater volatility and interest-rate risk than other types of mortgage-backed securities. The average life of asset-backed securities varies with the underlying instruments or assets and market conditions, which in the case of mortgages have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgages underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. When interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely.

         ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and CMOs issued or guaranteed by U.S. Government agencies and instrumentalities. It may also invest in asset-backed securities issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less. Asset-backed securities are considered an industry for industry concentration purposes (see "Fundamental Investment Limitations and Policies"). In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of proceeds by the Portfolio will generally be at lower rates than the rates on the prepaid obligations.

         Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

         In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

         BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements, less market liquidity, future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

         GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively, "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Company's policy regarding investment in illiquid securities.

         ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities; (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("Rating Organizations") in the two highest short-term rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2," by Standard & Poor's Ratings Services ("S&P"), or rated "Prime-1" or "Prime-2" by Moody's Investor's Service, Inc. ("Moody's")), or (b) are rated (at the time of purchase) by the only Rating Organization rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and, subject to certain SEC requirements, long-term obligations that have remaining maturities of 397 days or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with (2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2)(a) or (b) above; and (5) subject to certain conditions imposed under SEC rules, obligations guaranteed or otherwise supported by persons which meet the requisite rating requirements.

         MUNICIPAL OBLIGATIONS. The Portfolio may invest in short-term Municipal Obligations which are determined by its investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Company's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to this Statement of Additional Information.

         The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

         Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. Therefore, risk exists that the reserve fund will not be restored.

         Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by the Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 13 months, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

         In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality.

         Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance and relied upon by the Portfolio in purchasing such securities. Neither the Company nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

         SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933 (the "Securities Act") as amended. Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Company which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

         ILLIQUID SECURITIES. The Portfolio may not invest more than 10% of its net assets in illiquid securities including repurchase agreements that have a maturity of longer than seven days and securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Other securities considered illiquid are time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued and GICs. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, as amended, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. Illiquid securities would be more difficult to dispose of than liquid securities to satisfy redemption requests.

         The Portfolio may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Portfolio's adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

         The Portfolio's investment adviser will monitor the liquidity of restricted securities in the Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         STAND-BY COMMITMENTS. The Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

         The Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a stand-by commitment either in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Portfolio will not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

         The Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. The Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates.

         The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where the Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

         FUNDAMENTAL INVESTMENT LIMITATIONS AND POLICIES.


         A fundamental limitation or policy of the Portfolio may not be changed without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares. As used in this Statement of Additional Information and in the Prospectus, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of: (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy; or (2) more than 50% of the outstanding shares of such class, series or Portfolio.

         The Company's Board of Directors can change the investment objective of the Portfolio. Shareholders will be given notice before any such change is made.

               The Money Market Portfolio may not:

          1. borrow money, except from banks for temporary purposes and for reverse repurchase agreements and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, or hypothecate any of its assets except in connection with such borrowings and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

          2. purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

          3. underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

          4. make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

          5. purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

          6.   purchase or sell commodities or commodity contracts;

          7. invest in oil, gas or mineral exploration or development programs;

          8. make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements;

          9. purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer;

          10. make investments for the purpose of exercising control or management;

          11. purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation;

          12. purchase any securities other than money market instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

          13.* purchase any securities which would cause, at the time of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

          14. invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.

          * WITH RESPECT TO THIS LIMITATION, THE PORTFOLIO WILL CONSIDER WHOLLY-OWNED FINANCE COMPANIES TO BE IN THE INDUSTRIES OF THEIR PARENTS IF THEIR ACTIVITIES ARE PRIMARILY RELATED TO FINANCING THE ACTIVITIES OF THE PARENTS, AND WILL DIVIDE UTILITY COMPANIES ACCORDING TO THEIR SERVICES. FOR EXAMPLE, GAS, GAS TRANSMISSION, ELECTRIC AND GAS, ELECTRIC AND TELEPHONE WILL EACH BE CONSIDERED A SEPARATE INDUSTRY. THE POLICY AND PRACTICES STATED IN THIS PARAGRAPH MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL, HOWEVER, ANY CHANGE WOULD BE SUBJECT TO ANY APPLICABLE REQUIREMENTS OF THE SEC AND WOULD BE DISCLOSED IN THE PROSPECTUS PRIOR TO BEING MADE.

         NON-FUNDAMENTAL INVESTMENT LIMITATIONS AND POLICIES.

                  A non-fundamental investment limitation or policy may be changed by the Board of Directors without shareholder approval. However, shareholders will be notified of any changes to any of the following limitations or policies.

                  So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Portfolio will, subject to certain exceptions, limit its purchases of:

          1. the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that:

               (i) if rated by more than one Rating Organization (as defined in the Prospectus), are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities;

               (ii) if rated by only one Rating Organization, are rated by such
                    Rating Organization in its highest rating category for such securities;

               (iii) have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above; or

               (iv) are Unrated Securities that are determined to be of
                    comparable quality to such securities,

          2. Second Tier Securities (which are eligible securities other than First Tier Securities) to 5% of its total assets; and

          3. Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

                  In addition, so long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Portfolio will not purchase any Guarantees or Demand Features (as defined in Rule 2a-7) if after the acquisition of the Guarantees or Demand Features the Portfolio has more than 10% of its total assets invested in instruments issued by or subject to Guarantees or Demand Features from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Portfolio's total assets.

                            MANAGEMENT OF THE COMPANY

         DIRECTORS AND OFFICERS.

         The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The directors and executive officers of the Company, their ages, business addresses and principal occupations during the past five years are:

                                                                                  PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE                        POSITION WITH COMPANY             DURING PAST FIVE YEARS
------------------------                        ---------------------             ----------------------


Arnold M. Reichman - 53                         Director                          Director, Gabelli Group Capital Partners (an
609 Greenwich Street                                                              investment partnership) since December 2000; Chief
5th Floor                                                                         Operating Officer and member of the Board of
New York, NY  10014                                                               Directors of Outercurve Technologies (wireless
                                                                                  enabling services) until April 2001; Chief
                                                                                  Operating Officer and a member of the Executive
                                                                                  Operating Committee of Warburg Pincus Asset
                                                                                  Management, Inc.; Executive Officer and
                                                                                  Director of Credit Suisse Asset Management
                                                                                  Securities, Inc. (formerly Counsellors
                                                                                  Securities, Inc.) and Director/Trustee of
                                                                                  various investment companies advised by
                                                                                  Warburg Pincus Asset Management, Inc. until
                                                                                  September 15, 1999; Prior to 1997, Managing
                                                                                  Director of Warburg Pincus Asset Management,
                                                                                  Inc.



                                                                                  PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE                        POSITION WITH COMPANY             DURING PAST FIVE YEARS
------------------------                        ---------------------             ----------------------


*Robert Sablowsky - 63                          Director                          Executive Vice President of Fahnestock Co.,
Fahnestock & Company, Inc.                                                        Inc. (a registered broker-dealer).
125 Broad Street
New York, NY  10004

Francis J. McKay - 66                           Director                          Since 1963, Vice President, Fox Chase Cancer
Fox Chase Cancer Center                                                           Center (biomedical research and medical
7701 Burholme Avenue                                                              care).
Philadelphia, PA  19111

*Marvin E. Sternberg - 67                       Director                          Since 1974, Chairman, Director and
Moyco Technologies, Inc.                                                          President, Moyco Technologies, Inc.
200 Commerce Drive                                                                (manufacturer of precision coated and
Montgomeryville, PA  18936                                                        industrial abrasives).

Julian A. Brodsky - 68                          Director                          Director and Vice Chairman, since 1969
Comcast Corporation                                                               Comcast Corporation (cable television and
1500 Market Street                                                                communications); Director, NDS Group PLC.
35th Floor
Philadelphia, PA  19102

Donald van Roden - 77                           Director and Chairman of the      Self-employed businessman.  From February
1200 Old Mill Lane                              Board                             1980 to March 1987, Vice Chairman,
Wyomissing, PA  19610                                                             SmithKline Beecham Corporation
                                                                                  (pharmaceuticals).


                                                                                  PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE                        POSITION WITH COMPANY             DURING PAST FIVE YEARS
------------------------                        ---------------------             ----------------------



Edward J. Roach - 77                            President and Treasurer           Certified Public Accountant; Vice Chairman
400 Bellevue Parkway                                                              of the Board, Fox Chase Cancer Center;
Wilmington, DE  19809                                                             Trustee Emeritus, Pennsylvania School for
                                                                                  the Deaf; Trustee Emeritus, Immaculata
                                                                                  College; President or Vice President and
                                                                                  Treasurer of various investment companies
                                                                                  advised by subsidiaries of PNC Bank
                                                                                  Corp. (1981-2000); Managing General Partner
                                                                                  and Treasurer of Chestnut Street Exchange
                                                                                  Fund; Director of The Bradford Funds, Inc.
                                                                                  (1996-2000).


* Each of Mr. Sablowsky and Mr. Sternberg is an "interested person" of the Company, as that term is defined in the 1940 Act.

         Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Company the firm to be selected as independent auditors.

         Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Company when the Board of Directors is not in session.


         Messrs. McKay, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of the Company.

         The Company currently pays directors $15,000 annually and $1,250 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $6,000 per year for his services in this capacity. Directors are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 2001, each of the following members of the Board of Directors received compensation from the Company in the following amounts:

         DIRECTORS' COMPENSATION.


                                                     PENSION OR                                  TOTAL
                                                     RETIREMENT              ESTIMATED           COMPENSATION
                             AGGREGATE               BENEFITS                ANNUAL              FROM FUND
                             COMPENSATION            ACCRUED AS              BENEFITS            AND FUND
NAME OF PERSON/              FROM                    PART OF COMPANY         UPON                COMPLEX PAID
POSITION                     REGISTRANT              EXPENSES                RETIREMENT          TO DIRECTORS
---------------------        -----------------       ---------------------   ----------          -----------------


Julian A. Brodsky,           $21,250                 N/A                     N/A                 $21,250
Director
Francis J. McKay,            $22,500                 N/A                     N/A                 $22,500
Director
Arnold M. Reichman,          $18,750                 N/A                     N/A                 $18,750
Director
Robert Sablowsky,            $21,250                 N/A                     N/A                 $21,250
Director
Marvin E. Sternberg,         $22,500                 N/A                     N/A                 $22,500
Director
Donald van Roden,            $27,250                 N/A                     N/A                 $27,250
Director and Chairman

         On October 24, 1990 the Company adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach), pursuant to which the Company will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by BlackRock Institutional Management Corporation ("BIMC"), the Portfolios' adviser, PFPC Trust Company, the Company's custodian, PFPC Inc. ("PFPC"), the administrator to the Municipal Money Market Portfolio and the Company's transfer and dividend disbursing agent, and PFPC Distributors, Inc. (the "Distributor"), the Company's distributor, the Company itself requires only one part-time employee. No officer, director or employee of BIMC, PFPC Trust Company, PFPC or the Distributor currently receives any compensation from the Company.


         CODE OF ETHICS.

         The Company and the Distributor have adopted codes of ethics that permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Company.


                                 CONTROL PERSONS

         As of November 16, 2001, to the Company's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Company indicated below. See "Additional Information Concerning RBB Shares" below. The Company does not know whether such persons also beneficially own such shares.

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
CASH PRESERVATION MONEY MARKET        Karen M. McElhinny                                               5.836%
                                      and Contribution Account
                                      4943 King Arthur Drive
                                      Erie, PA 16506

------------------------------------- ------------------------------------------------------- ------------------------
                                      Luanne M. Garvey                                                31.966%
                                      and Robert J. Garvey
                                      2729 Woodland Ave.
                                      Trooper, PA 19403

------------------------------------- ------------------------------------------------------- ------------------------
                                      Dominic and Barbara Pisciotta                                   25.501%
                                      and Successors in Trust under the Dominic Trust &
                                      Barbara Pisciotta Caring Trust dated 01/24/92
                                      207 Woodmere Way
                                      St. Charles, MD 63303

------------------------------------- ------------------------------------------------------- ------------------------
                                      David G. Bilka                                                   6.271%
                                      1962 FoxPointe Drive
                                      Arnold, MO 63010

------------------------------------- ------------------------------------------------------- ------------------------
SANSOM STREET MONEY MARKET            Saxon and Co.                                                    5.402%
                                      FBO Paine Webber
                                      A/C 32 32 400 4000038
                                      P.O. Box 7780 1888
                                      Philadelphia, PA 19182

------------------------------------- ------------------------------------------------------- ------------------------
                                      Saxon and Co.                                                   94.572%
                                      c/o PNC Bank, N.A.
                                      F6-F266-02-2
                                      8800 Tinicum Blvd.
                                      Philadelphia, PA 19153

------------------------------------- ------------------------------------------------------- ------------------------
CASH PRESERVATION                     Gary L. Lange                                                   61.819%
MUNICIPAL MONEY MARKET                and Susan D. Lange
                                      JT TEN
                                      1664 Kersley Circle
                                      Heathrow, FL 32746

------------------------------------- ------------------------------------------------------- ------------------------
                                      Andrew Diederich                                                 5.805%
                                      and Doris Diederich
                                      JT TEN
                                      1003 Lindeman
                                      Des Peres, MO 63131

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Mark Koehler                                                     7.632%
                                      and Suzanne Koehler
                                      JT TEN WROS
                                      3925 Bowen St.
                                      St. Louis, MO 63116

------------------------------------- ------------------------------------------------------- ------------------------
N/I MICRO CAP FUND                    Charles Schwab & Co., Inc.                                       6.941%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds A/C 3143-0251
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Janis Claflin, Bruce Fetzer and                                  8.482%
                                      Winston Franklin
                                      Robert Lehman Trust
                                      The John E. Fetzer Institute, Inc.
                                      U/A DTD 06-1992
                                      Attn: Christina Adams
                                      9292 West KL Ave.
                                      Kalamazoo, MI 49009

------------------------------------- ------------------------------------------------------- ------------------------
                                      Public Inst. For Social Security                                26.425%
                                      1001 19th St., N.
                                      16th Flr.
                                      Arlington, VA 22209

------------------------------------- ------------------------------------------------------- ------------------------
                                      McKinsey Master Retirement Trust                                20.319%
                                      114 W. 47th Street
                                      20th Floor
                                      New York, NY 10036

------------------------------------- ------------------------------------------------------- ------------------------
N/I GROWTH FUND                       Charles Schwab & Co., Inc.                                       6.749%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Citibank North America Inc.                                     53.465%
                                      Trst. Sargent & Lundy Retirement Trust
                                      DTD. 06/01/96
                                      Mutual Fund Unit
                                      Bld. B Floor 1 Zone 7
                                      3800 Citibank Center
                                      Tampa, FL 33610-9122

------------------------------------- ------------------------------------------------------- ------------------------
                                      Louisa Stude Sarofim Foundation                                  7.059%
                                      c/o Nancy Head
                                      DTD. 01/04/91
                                      1001 Fannin 4700
                                      Houston, TX 77002

------------------------------------- ------------------------------------------------------- ------------------------
N/I MID CAP                           Charles Schwab & Co., Inc.                                      19.299%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                                7.529%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water St. 32nd Floor
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
N/I SMALL CAP VALUE FUND              Charles Schwab & Co., Inc.                                      45.738%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      State Street Bank and Trust Company                             21.865%
                                      FBO Yale Univ.
                                      Retirement Plan for Staff Emp.
                                      State Street Bank & Trust Company
                                      Master Tr. Div.
                                      Attn: Kevin Sutton
                                      Solomon Williard Bldg.
                                      One Enterprise Drive
                                      North Quincy, MA 02171

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Yale University                                                 10.876%
                                      Trst. Yale University Ret. Health Bene. Trust
                                      Attn: Seth Alexander
                                      230 Prospect St.
                                      New Haven, CT 06511

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LARGE CAP VALUE       Charles Schwab & Co., Inc.                                       9.197%
FUND -                                Special Custody Account
INSTITUTIONAL SHARES                  for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Swanee Hunt and Charles Ansbacher                               18.011%
                                      Trst. Swanee Hunt Family Foundation
                                      c/o Beth Benham
                                      168 Brattle St.
                                      Cambridge, MA 02138

------------------------------------- ------------------------------------------------------- ------------------------
                                      Samuel Gary and Ronald Williams                                  6.388%
                                      and David Younggren
                                      Trst. Gary Tax Advantaged PRO and PST
                                      370 17th Street
                                      Suite 5300

------------------------------------- ------------------------------------------------------- ------------------------
                                      Union Bank of California                                        15.886%
                                      FBO Service Employees BP 610001265-01
                                      P.O. Box 85484
                                      San Diego, CA 92186

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Bank National Association                                  17.566%
                                      FBO A-Dec Inc. DOT 093098
                                      Attn: Mutual Funds
                                      A/C 97307536
                                      P.O. Box 64010
                                      St. Paul, MN 55164-0010

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Northern Trust Company                                          19.761%
                                      FBO AEFC Pension Trust
                                      A/C 22-53582
                                      P. O. Box 92956
                                      Chicago, IL 60675

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LARGE CAP VALUE       Charles Schwab & Co., Inc.                                       76.11%
FUND-INVESTOR SHARES                  Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MID CAP VALUE FUND-   John Carroll University                                          5.646%
INSTITUTIONAL SHARES                  20700 N. Park Blvd.
                                      University Heights, OH 44118

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & Co.                                                        13.83%
                                      A/C BPHF 3006002
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------
                                      JMB Realty Corporation ESP                                       7.252%
                                      900 N. Michigan Ave.
                                      Chicago, IL 60611-1575

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Bank National Association                                    8.19%
                                      TRST SIS of the Order of St. Benedict RP
                                      A/C 21743240
                                      Mutual Funds Department
                                      P.O. Box 64010

------------------------------------- ------------------------------------------------------- ------------------------
                                      Strafe & Co.                                                     9.935%
                                      FAO S.A.A.F Custody
                                      A/C 8300022102
                                      P.O. Box 160
                                      Westerville, OH 43086-0160

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & Co.                                                       10.778%
                                      A/C CHIF1001182
                                      FBO Childrens Hospital LA
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      American Express Trust Co.                                       9.317%
                                      FBO American Express
                                      Retirement Serv Plans
                                      Attn: Pat Brown
                                      50534 AXP Financial Ctr.
                                      Minneapolis, MN 55474

------------------------------------- ------------------------------------------------------- ------------------------
                                      First Union National Bank                                       12.487%
                                      FBO Reciprocal of America
                                      A/C 5028298445
                                      1525 W WT Harris Blvd. #NC1151
                                      Charlotte, NC 28262-1151

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MID CAP VALUE FUND-   National Financial Svcs. Corp.                                   20.18%
INVESTOR SHARES                       for Exclusive Benefit of Our Customers
                                      Sal Vella
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      15.576%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      George B. Smithy, Jr.                                            8.276%
                                      38 Greenwood Road
                                      Wellesley, MA 02181

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS BOND FUND-            Chiles Foundation                                               10.105%
INSTITUTIONAL SHARES                  111 S.W. Fifth Ave.
                                      Suite 4050
                                      Portland, OR 97204

------------------------------------- ------------------------------------------------------- ------------------------
                                      The Roman Catholic Diocese of                                   70.928%
                                      Raleigh, NC
                                      General Endowment
                                      715 Nazareth St.
                                      Raleigh, NC 27606

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      The Roman Catholic Diocese of                                   15.433%
                                      Raleigh, NC
                                      Clergy Trust
                                      715 Nazareth St.
                                      Raleigh, NC 27606

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS BOND FUND-            National Financial Services Corp.                               23.789%
INVESTOR SHARES                       for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds 5th Floor
                                      Sal Vella
                                      200 Liberty Street
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      47.797%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      John M. Noyes                                                    5.582%
                                      IRA Rollover
                                      38 Buckboard St.
                                      Phenix City, AL 36869

------------------------------------- ------------------------------------------------------- ------------------------
                                      Edward A. Aloe                                                   5.735%
                                      Rollover IRA
                                      Two Benedict PL
                                      Greenwich, CT 06830

------------------------------------- ------------------------------------------------------- ------------------------
                                      Edward A. Aloe                                                   5.103%
                                      Two Benedict PL
                                      Greenwich, CT 06830

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS                       Boston Partners Asset Mgmt. L. P.                                6.332%
SMALL CAP VALUE FUND II-              Attn: Jan Penney
INSTITUTIONAL SHARES                  28 State St.
                                      Boston, MA 02109

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investor Services Corp.                                16.499%
                                      FBO Exclusive Benefit for Our Customers
                                      55 Water St.
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      A Cleveland R. Dastin and W Donovan                             10.692%
                                      T Burback J Dibrigidu TTEES
                                      Trst. Sheehan Phinney Bass & Green PSP
                                      1000 Elm Street
                                      Manchester, NH 03105-3701

------------------------------------- ------------------------------------------------------- ------------------------
                                      MCNC Endowment                                                  26.145%
                                      P.O. Box 110023
                                      Research Triangle Park, NC 27709

------------------------------------- ------------------------------------------------------- ------------------------
                                      Plumbers and Steamfitters                                       15.857%
                                      Local No. 7 Pension Fund
                                      Robert M. Valenty, Administrator
                                      Mary Allen Smith,
                                      Assistant Administrator
                                      308 Wolf Road

------------------------------------- ------------------------------------------------------- ------------------------
                                      Memorial Hospital of Martinsville                                5.859%
                                      and Henry Counties
                                      320 Hospital Drive
                                      P.O. Box 4788
                                      Martinsville, VA 24115-4788

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS SMALL CAP VALUE       National Financial Services Corp.                               37.764%
FUND II - INVESTOR SHARES             for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds
                                      5th Floor
                                      200 Liberty St.
                                      1 World Financial Center
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      39.468%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                                 7.68%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     National Investors Services Corp.                                12.22%
FUND -                                for the Exclusive Benefit of Our Customers
INSTITUTIONAL SHARES                  Sal Velle
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Boston Partners Asset Mgmt. L. P.                                5.421%
                                      Attn: Jan Penney
                                      28 State St.
                                      Boston, MA 02109

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      67.811%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      FTC and Co.                                                      5.385%
                                      Attn: Datalynx House Account
                                      P.O. Box 173736
                                      Denver, CO 80217-3736

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     National Investors Services Corp.                               34.627%
FUND -                                for the Exclusive Benefit of Our Customers
INVESTOR SHARES                       Sal Velle
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                               14.187%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
SCHNEIDER SMALL CAP VALUE FUND        Arnold C. Schneider III                                          6.375%
                                      SEP IRA
                                      826 Turnbridge Road
                                      Wayne, PA 19087

------------------------------------- ------------------------------------------------------- ------------------------
                                      John Frederick Lyness                                            7.327%
                                      81 Hillcrest Ave.
                                      Summit, NJ 07901

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Fulvest & Co.                                                    7.354%
                                      c/o Fulton Bank Trust Department
                                      P.O. Box 3215
                                      Lancaster, PA 17604-3215

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      17.817%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Ursinus College Endowment Fund                                  20.482%
                                      P.O. Box 1000
                                      Collegeville, PA 19426

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & CO.                                                        9.267%
                                      A/C CPVF1854542
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------
BOGLE SMALL CAP GROWTH FUND-          National Investors Services Corp.                                9.883%
INVESTOR SHARES                       for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      32nd floor
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
BOGLE SMALL CAP GROWTH FUND-          FTC & Co.                                                        6.705%
INSTITUTIONAL SHARES                  Attn: Datalynx 125
                                      P.O. Box 173736
                                      Denver, CO 80217-3736

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Equity Investment Portfolio L.P.                            8.495%
                                      1001 North U.S. Highway One
                                      Suite 800
                                      Jupiter, FL 33477

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co, Inc.                                       63.924%
                                      Special Custody Account
                                      for the Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------

         As of November 16, 2001, directors and officers as a group owned less than one percent of the shares of each class within the Company.



          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

         ADVISORY AND SUB-ADVISORY AGREEMENTS.


         The Portfolio has an investment advisory agreement with BIMC. Although BIMC in turn has a sub-advisory agreement respecting the Portfolio with PNC Bank dated August 16, 1988, as of April 29, 1998, BIMC assumed these advisory responsibilities from PNC Bank. Pursuant to the Sub-Advisory Agreement, PNC Bank would be entitled to receive an annual fee from BIMC for its sub-advisory services calculated at the annual rate of 75% of the fees received by BIMC. The advisory agreement is dated August 16, 1988. The advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Agreements."


         For the fiscal year ended August 31, 2001, the Company paid BIMC (excluding fees to PFPC, with respect to the Portfolio, for administrative services obligated under the Advisory Agreements) advisory fees as follows:

           FEES PAID
       (AFTER WAIVERS AND
        REIMBURSEMENTS)            WAIVERS             REIMBURSEMENTS
        ---------------            -------             --------------


          $1,530,762             $1,878,435             $23,214

         For the fiscal year ended August 31, 2000, the Company paid BIMC (excluding fees to PFPC, with respect to the Portfolio, for administrative services obligated under the Advisory Agreements) advisory fees as follows:

           FEES PAID
       (AFTER WAIVERS AND
        REIMBURSEMENTS)            WAIVERS             REIMBURSEMENTS
        ---------------            -------             --------------

          $5,095,665             $1,995,632             $2,269,338

         For the fiscal year ended August 31, 1999, the Company paid BIMC (excluding fees to PFPC, for administrative services obligated under the Advisory Agreements) advisory fees as follows:

           FEES PAID
       (AFTER WAIVERS AND
        REIMBURSEMENTS)            WAIVERS             REIMBURSEMENTS
        ---------------            -------             --------------

           $6,580,761             $2,971,645              $819,409


         The Portfolio bears all of its own expenses not specifically assumed by BIMC. General expenses of the Company not readily identifiable as belonging to a portfolio of the Company are allocated among all investment portfolios by or under the direction of the Company's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by BIMC; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Company or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by the Company to its directors and officers;
(g) organizational costs; (h) fees paid to the investment adviser and PFPC; (i) fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or Distributor; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Portfolio and its shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of the Company; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Company; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. The Sansom Street Class of the Company pays its own distribution fees, and may pay a different share than other classes of the Company (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Sansom Street Class or if it receives different services.

         Under the Advisory Agreements, BIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or the Portfolio in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of BIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.


         The Advisory Agreements were most recently approved July 19, 2001 by a vote of the Company's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreements or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Agreements were each approved by the shareholders of the Portfolio at a special meeting held on December 22, 1989, as adjourned. The Advisory Agreement is terminable by vote of the Company's Board of Directors or by the holders of a majority of the outstanding voting securities of the Portfolio, at any time without penalty, on 60 days' written notice to BIMC or PNC Bank. The Advisory Agreements may also be terminated by BIMC or PNC Bank on 60 days' written notice to the Company. The Advisory Agreements terminate automatically in the event of assignment thereof.



         ADMINISTRATION AGREEMENT.


         BIMC is obligated to render administrative services to the Portfolio pursuant to the investment advisory agreement. Pursuant to the terms of a Delegation Agreement, dated July 29, 1998, between BIMC and PFPC, however, BIMC has delegated to PFPC its administrative responsibilities to the Portfolio. The Company pays administrative fees directly to PFPC.


         For the fiscal year ended August 31, 2001, the Company paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

           FEES PAID
       (AFTER WAIVERS AND
        REIMBURSEMENTS)                  WAIVERS                  REIMBURSEMENTS
        ---------------                  -------                  --------------


           $1,213,686                       $0                          $0

         For the fiscal year ended August 31, 2000, the Company paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

           FEES PAID
       (AFTER WAIVERS AND
        REIMBURSEMENTS)                  WAIVERS                  REIMBURSEMENTS
        ---------------                  -------                  --------------

           $2,713,023                       $0                          $0

         For the fiscal year ended August 31, 1999, the Company paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

           FEES PAID
       (AFTER WAIVERS AND
        REIMBURSEMENTS)                  WAIVERS                  REIMBURSEMENTS
        ---------------                  -------                  --------------

           $2,577,726                       $0                          $0


         CUSTODIAN AND TRANSFER AGENCY AGREEMENTS.


         PFPC Trust Company is custodian of the Company's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PFPC Trust Company: (a) maintains a separate account or accounts in the name of the Portfolio; (b) holds and transfers portfolio securities on account of the Portfolio; (c) accepts receipts and makes disbursements of money on behalf of the Portfolio; (d) collects and receives all income and other payments and distributions on account of the Portfolio's portfolio securities; and (e) makes periodic reports to the Company's Board of Directors concerning the Portfolio's operations. PFPC Trust Company is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Company, provided that PFPC Trust Company remains responsible for the performance of all its duties under the Custodian Agreement and holds the Company harmless from the acts and omissions of any sub-custodian. For its services to the Company under the Custodian Agreement, PFPC Trust Company receives a fee which is calculated based upon the Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Company.

         PFPC serves as the transfer and dividend disbursing agent for the Company's Sansom Street Class pursuant to a Transfer Agency Agreement dated August 16, 1988 (the "Transfer Agency Agreement"), under which PFPC: (a) issues and redeems shares of the Sansom Street Class of the Portfolio; (b) addresses and mails all communications by the Portfolio to record owners of shares of such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (c) maintains shareholder accounts and, if requested, sub-accounts; and (d) makes periodic reports to the Company's Board of Directors concerning the operations of the Sansom Street Class. PFPC may, on 30 days' notice to the Company, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Company under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in the Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in the Portfolio for all other orders, exclusive of out-of-pocket expenses, and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.

         PFPC has entered and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolio. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Company on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolio for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Company to PFPC.


         DISTRIBUTION AND SERVICING AGREEMENT.



         Pursuant to the terms of a Distribution Agreement, dated as of January 2, 2001 and supplements entered into by the Distributor and the Company, (the "Distribution Agreement") and separate Plan of Distribution, as amended, for the Sansom Street Class (the "Plan"), which was adopted by the Company in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to distribute shares of the Sansom Street Class. Payments to the Distributor under the Plan are to compensate it for distribution assistance and expenses assumed and activities intended to result in the sale of shares of the Sansom Street Class. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreement, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of the Portfolio based on a percentage of the amounts invested by their customers.


         The Plan was approved by the Company's Board of Directors, including the directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("12b-1 Directors").

         Among other things, the Plan provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Company regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Company's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Company on the distribution of the Company's shares of the Sansom Street Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Company's shares in the Sansom Street Class; and (4) while the Plan remains in effect, the selection and nomination of the 12b-1 Directors shall be committed to the discretion of the directors who are not interested persons of the Company.

         Effective January 2, 2001, PFPC Distributors, Inc. serves as the Distributor of the Company's Shares. BIMC is an affiliate of the Distributor. For the period January 2, 2001 through August 31, 2001, the Company paid distribution fees to the Distributor under the Plan for the Sansom Street Class of the Portfolio in the aggregate amount of $76,903. The amounts received by the Distributor were used to pay certain advertising and promotion, printing, postage, legal fees, travel, entertainment, sales, marketing and administrative expenses.

         Provident Distributors, Inc. ("PDI") served as distributor to the Sansom Street Class until January 2, 2001. For the period September 1, 2000 through January 1, 2001, the Company paid distribution fees to PDI under the Plan for the Sansom Street Class of the Portfolio in the aggregate amount of $46,718. The amounts received by PDI were used to pay certain advertising and promotion, printing, postage, legal fees, travel, entertainment, sales, marketing and administrative expenses.


         The Company believes that the Plan may benefit the Company by increasing sales of Shares. Mr. Sablowsky, a Director of the Company, had an indirect interest in the operation of the Plan by virtue of his position with Fahnestock Co., Inc., a broker-dealer.

                             PORTFOLIO TRANSACTIONS

         The Portfolio intends to purchase securities with remaining maturities of 13 months or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 13 months or less), and except that the Portfolio may purchase variable rate securities with remaining maturities of 13 months or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Because the Portfolio intends to purchase only securities with remaining maturities of 13 months or less, its portfolio turnover rate will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by the Portfolio, the turnover rate should not adversely affect the Portfolio's net asset value or net income. The Portfolio does not intend to seek profits through short term trading.

         Purchases of portfolio securities by the Portfolio are made from dealers, underwriters and issuers; sales are made to dealers and issuers. The Portfolio does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of the Portfolio to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of the Portfolio, BIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor or BIMC or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

         BIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

         Investment decisions for the Portfolio and for other investment accounts managed by BIMC are made independently of each other in light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolio. The Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which BIMC or any affiliated person (as defined in the 1940
Act) thereof is a member except pursuant to procedures adopted by the Company's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Company's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that BIMC not participate in or benefit from the sale to the Portfolio.


                  ADDITIONAL INFORMATION CONCERNING RBB SHARES



         RBB has authorized capital of 30 billion shares of Common Stock at a par value of $0.001 per share. Currently, 20.973 billion shares have been classified into 94 classes as shown in the table below. Under RBB's charter, the Board of Directors has the power to classify and reclassify any unissued shares of Common Stock from time to time.


                                           NUMBER OF                                                   NUMBER OF
                                       AUTHORIZED SHARES                                           AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)          CLASS OF COMMON STOCK                   (MILLIONS)
------------------------------------- --------------------    ----------------------------------- --------------------
A (Growth & Income)                           100             YY (Schneider Capital Small Cap
                                                              Value)                                      100
B                                             100             ZZ                                          100
C (Balanced)                                  100             AAA                                         100
D  (Tax-Free)                                 100             BBB                                         100
E (Money)                                     500             CCC                                         100
F (Municipal Money)                           500             DDD (Boston Partners Institutional
                                                              Small Cap Value Fund II)                    100
G (Money)                                     500             EEE (Boston Partners Investors
                                                              Small Cap Value Fund II)                    100
H (Municipal Money)                           500             FFF                                         100
I (Sansom Money)                             1500             GGG                                         100
J (Sansom Municipal Money)                    500             HHH                                         100
K (Sansom Government Money)                   500             III (Boston Partners
                                                              Institutional Long/Short Equity)            100
L (Bedford Money)                            1500             JJJ (Boston Partners Investors
                                                              Long/Short Equity)                          100
M (Bedford Municipal Money)                   500             KKK (Boston Partners
                                                              Institutional Long-Short Equity)            100
N (Bedford Government Money)                  500             LLL (Boston Partners Investors
                                                              Long-Short Equity)                          100
O (Bedford N.Y. Money)                        500             MMM  (n/i numeric Small Cap Value)          100
P (RBB Government)                            100             Class NNN (Bogle Institutional
                                                              Small Cap Growth)                           100
Q                                             100             Class OOO (Bogle Investors Small
                                                              Cap Growth)                                 100
R (Municipal Money)                           500             Select (Money)                              700
S (Government Money)                          500             Beta 2 (Municipal Money)                     1
T                                             500             Beta 3 (Government Money)                    1
U                                             500             Beta 4 (N.Y. Money)                          1
V                                             500             Principal Class (Money)                     700
W                                             100             Gamma 2 (Municipal Money)                    1
X                                             50              Gamma 3 (Government Money)                   1
Y                                             50              Gamma 4 (N.Y. Money)                         1

Z                                             50              Bear Stearns (Money)                       2,500
AA                                            50              Bear Stearns (Municipal Money)             1,500
BB                                            50              Bear Stearns (Government Money)            1,000

CC                                            50              Delta 4 (N.Y. Money)                         1
DD                                            100             Epsilon 1 (Money)                            1
EE                                            100             Epsilon 2 (Municipal Money)                  1
FF (n/i numeric Micro Cap)                    50              Epsilon 3 (Government Money)                 1
GG (n/i numeric Growth)                       50              Epsilon 4 (N.Y. Money)                       1
HH (n/i numeric Mid Cap)                      50              Zeta 1 (Money)                               1
II                                            100             Zeta 2 (Municipal Money)                     1
JJ                                            100             Zeta 3 (Government Money)                    1
KK                                            100             Zeta 4 (N.Y. Money)                          1
LL                                            100             Eta 1 (Money)                                1
MM                                            100             Eta 2 (Municipal Money)                      1
NN                                            100             Eta 3 (Government Money)                     1
OO                                            100             Eta 4 (N.Y. Money)                           1
PP                                            100             Theta 1 (Money)                              1
QQ (Boston Partners Institutional                             Theta 2 (Municipal Money)                    1
Large Cap)                                    100


                                           NUMBER OF                                                   NUMBER OF
                                       AUTHORIZED SHARES                                           AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)          CLASS OF COMMON STOCK                   (MILLIONS)
------------------------------------- --------------------    ----------------------------------- --------------------

RR (Boston Partners Investors Large                           Theta 3 (Government Money)                   1
Cap)                                          100
SS (Boston Partners Advisor Large                             Theta 4 (N.Y. Money)                         1
Cap)                                          100
TT (Boston Partners Investors Mid
Cap)                                          100
UU (Boston Partners Institutional
Mid Cap)                                      100
VV (Boston Partners Institutional
Bond)                                         100
WW (Boston Partners Investors Bond)           100



         The classes of Common Stock have been grouped into 14 separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Principal (Gamma) Family, the Select (Beta) Family, the Schneider Capital Management Family, the n/i numeric family of funds, the Boston Partners Family, the Bogle Family, the Bear Stearns Money Market Family, the Epsilon Family, the Theta Family, the Eta Family, and the Zeta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family, the Bedford Family and the Bear Stearns Money Market Family represent interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the n/i numeric investors family of funds represents interests in four non-money market portfolios; the Boston Partners Family represents interests in five non-money market portfolios; the Bogle Family represents interests in one non-money market portfolio; the Schneider Capital Management Family represents interests in one non-money market portfolio; the Select (Beta) Family, the Principal (Gamma) Family, the Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, New York Municipal Money Market and Government Obligations Money Market Portfolios.


         RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

         Holders of shares of each class of RBB will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as RBB shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

         Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by RBB's Articles of Incorporation, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                       PURCHASE AND REDEMPTION INFORMATION

         You may purchase shares through an account maintained by your brokerage firm and you may also purchase shares directly by mail or wire. The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Portfolio's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing the Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Portfolio. A shareholder will bear the risk of a decline in market value and any tax consequences associated with a redemption in securities.

         Under the 1940 Act, the Company may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which the SEC restricts trading on the NYSE or determines an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

         Shares of the Company are subject to redemption by the Company, at the redemption price of such shares as in effect from time to time, including, without limitation: to reimburse a Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time; if such redemption is, in the opinion of the Company's Board of Directors, desirable in order to prevent the Company or any Portfolio from being deemed a "personal holding company" within the meaning of the Internal Revenue Code of 1986, as amended; or if the net income with respect to any particular class of common stock should be negative or it should otherwise be appropriate to carry out the Company's responsibilities under the 1940 Act.

                               VALUATION OF SHARES


         The Company intends to use its best efforts to maintain the net asset value of each class of the Portfolio at $1.00 per share. Net asset value per share, the value of an individual share in the Portfolio, is computed by adding the value of the proportionate interest of the class in the Portfolio's securities, cash and other assets, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of such class. The net asset value of each class of the Company is determined independently of the other classes. The Portfolio's "net assets" equal the value of the Portfolio's investments and other securities less its liabilities. The Portfolio's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), on each Business Day. "Business Day" means each weekday when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE is closed weekends and on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday and subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays as the NYSE as well as Columbus Day and Veterans' Day.

         The Company calculates the value of the portfolio securities of the Portfolio by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, the Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

         The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price the Portfolio would receive if the security were sold prior to maturity. The Company's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for the Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for the Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

         The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 13 months, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that BIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and BIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Company's Board of Directors, the Board will take such actions as it deems appropriate.

         In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Company's Board of Directors.


                             PERFORMANCE INFORMATION


         The Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for the Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

         The annualized yield for the seven-day period ended August 31, 2001 for the Sansom Street Class of the Portfolio before waivers was as follows:

                                                    TAX-EQUIVALENT YIELD
                                 EFFECTIVE          (ASSUMES A FEDERAL
            YIELD                   YIELD           INCOME TAX RATE OF 28%)
            -----                ---------          -----------------------

            3.20%                  3.25%                      N/A


The annualized yield for the seven-day period ended August 31, 2001 for the Sansom Street Class of the Portfolio after waivers was as follows:

                                                    TAX-EQUIVALENT YIELD
                                 EFFECTIVE          (ASSUMES A FEDERAL
            YIELD                   YIELD           INCOME TAX RATE OF 28%)
            -----                ---------          -----------------------

            3.36%                  3.42%                      N/A


         Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of the Portfolio will fluctuate, they cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

         The yields on certain obligations, including the money market instruments in which the Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by the Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, BIMC will consider whether the Portfolio should continue to hold the obligation.

         From time to time, in advertisements or in reports to shareholders, the yields of the Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of the Portfolio may be compared to the Donoghue's Money Company Average, which is an average compiled by IBC Money Company Report(R), a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.

                                      TAXES


         The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute its respective income to shareholders each year, so that the Portfolio generally will be relieved of federal income and excise taxes. If the Portfolio were to fail to so qualify: (1) the Portfolio would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if the Portfolio were to fail to make sufficient distributions in a year, the Portfolio would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company.

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

         Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Portfolio on December 31 of such year if such dividends are actually paid during January of the following year.

         The Portfolio will be required in certain cases to withhold and remit to the United States Treasury at least 30% of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Portfolio that he or she is not subject to back-up withholding when required to do so or that he or she is an "exempt recipient."


                                  MISCELLANEOUS


         COUNSEL.

         The law firm of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Company and the non-interested directors.

         INDEPENDENT ACCOUNTANTS.

         PricewaterhouseCoopers LLP, serves as the Company's independent accountants. PricewaterhouseCoopers LLP performs an annual audit of the Company's financial statements.


                              FINANCIAL STATEMENTS



         The audited financial statements and notes thereto in the Portfolio's Annual Report to Shareholders for the fiscal year ended August 31, 2001 (the "2001 Annual Report") are incorporated by reference into this Statement of Additional Information. No other parts of the 2001 Annual Report are incorporated by reference herein. The financial statements included in the 2001 Annual Report have been audited by the Company's independent accountants, PricewaterhouseCoopers LLP, whose report thereon also appears in the Annual Report and is incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Copies of the 2001 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

         A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

         "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertanties which could lead to the obligors inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.



         Moody's commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.


         "D" - Securities are in actual or imminent payment default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

         The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

         "AAA" - An obligation rated "AAA" is the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


         Obligors rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment.


         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.


         "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:


         "Aaa" - Bonds and preferred stock are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds and preferred stock are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds and preferred stock possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds and preferred stock are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds and preferred stock are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds and preferred stock generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds and preferred stock are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds and preferred stock represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds and preferred stock are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.


         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.


MUNICIPAL NOTE RATINGS
----------------------

         A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.


         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.



         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                               THE PRINCIPAL CLASS

                              OF THE RBB FUND, INC.
                                 (THE "COMPANY")

                             MONEY MARKET PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION


                                DECEMBER 18, 2001

         This Statement of Additional Information ("SAI") provides information about the Company's Principal Class of the Money Market Portfolio (the "Portfolio"). This information is in addition to the information that is contained in the Principal Class Money Market Portfolio Prospectus dated December 18, 2001 (the "Prospectus").

         This SAI is not a prospectus. It should be read in conjunction with the Prospectus and the Portfolio's Annual Report dated August 31, 2001. The financial statements and notes contained in the Annual Report are incorporated by reference into this SAI. Copies of the Portfolio's Prospectus and Annual Report may be obtained free of charge by telephoning (800) 430-9618.

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----

GENERAL INFORMATION..........................................................1

INVESTMENT INSTRUMENTS AND POLICIES..........................................1
         Additional Information on Portfolio Investments.....................1
         Fundamental Investment Limitations and Policies....................11
         Non-Fundamental Investment Limitations and Policies................13

MANAGEMENT OF THE COMPANY...................................................14
         Directors and Officers.............................................14
         Directors' Compensation............................................16
         Code of Ethics.....................................................17

CONTROL PERSONS.............................................................17


INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS................26
         Advisory and Sub-Advisory Agreements...............................26
         Administration Agreement...........................................28
         Custodian and Transfer Agency Agreements...........................29
         Distribution Agreement.............................................30

PORTFOLIO TRANSACTIONS......................................................31

ADDITIONAL INFORMATION CONCERNING RBB SHARES................................32

PURCHASE AND REDEMPTION INFORMATION.........................................35

VALUATION OF SHARES.........................................................36

PERFORMANCE INFORMATION.....................................................37

TAXES ......................................................................39

MISCELLANEOUS...............................................................40
         Counsel............................................................40
         Independent Accountants............................................40

FINANCIAL STATEMENTS........................................................40


APPENDIX A.................................................................A-1

                               GENERAL INFORMATION


         The RBB Fund, Inc. (the "Company") was organized as a Maryland corporation on February 29, 1988 and is an open-end management investment company currently operating or proposing to operate 14 separate investment portfolios. This Statement of Additional Information pertains to one class of shares (the "Principal Class") representing interests in a diversified investment portfolio (the "Portfolio") of the Company (the Money Market Portfolio). The Principal Class is offered by the Principal Class Money Market Portfolio Prospectus dated December 18, 2001.


                       INVESTMENT INSTRUMENTS AND POLICIES

         The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Portfolio.

         ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

         VARIABLE RATE DEMAND INSTRUMENTS. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

         Variable rate demand instruments held by the Portfolio may have maturities of more than 397 calendar days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 calendar days, upon giving the prescribed notice (which may not exceed 30 days); and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 calendar days. In determining the average weighted maturity of the Portfolio and whether a variable rate demand instrument has a remaining maturity of 397 calendar days or less, each long-term instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the Portfolio to dispose of variable or floating rate notes if the issuer defaulted on its payment obligations or during periods that the Portfolio is not entitled to exercise its demand right, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

         COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (i) (at the time of purchase) in the two highest rating categories of at least two nationally recognized statistical rating organizations ("Rating Organization") or, by the only Rating Organization providing a rating; or (ii) issued by issuers (or, in certain cases guaranteed by persons) with short-term debt having such ratings. These rating categories are described in the Appendix to the Statement of Additional Information. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Company's Board of Directors.

         Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.

         REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

         The repurchase price under the repurchase agreements described above generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The financial institutions with which the Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government Securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's adviser. The Portfolio's adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price including either: (i) accrued premium provided in the repurchase agreement; or
(ii) the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's adviser will mark to market daily the value of the securities. Securities subject to repurchase agreements will be held by the Company's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").

         REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. A reverse repurchase agreement involves a sale by the Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase them at an agreed upon time, price and rate of interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to repurchase them and the return on the cash exchanged for the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Portfolio will maintain in a segregated account with the Company's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Portfolio may purchase "when-issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates.

         While the Portfolio has such commitments outstanding, the Portfolio will maintain in a segregated account with the Company's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, it is expected that commitments to purchase "when-issued" securities will not exceed 25% of the value of the Portfolio's total assets absent unusual market conditions. When the Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

         U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation. U.S. Government obligations that are not backed by the full faith and credit of the U.S. Government are subject to greater risks than those that are U.S. Government obligations that are backed by the full faith and credit of the U.S. Government are subject to interest rate risk.

         Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank.

         MORTGAGE-RELATED SECURITIES. Mortgage-related securities consist of mortgage loans which are assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         The Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as "regular" interests or "residual" interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO interests. The Portfolio does not currently intend to purchase CMOs, except as collateral for repurchase agreements.

         Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

         The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

         Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         The relative payment rights of the various CMO classes may be subject to greater volatility and interest-rate risk than other types of mortgage-backed securities. The average life of asset-backed securities varies with the underlying instruments or assets and market conditions, which in the case of mortgages have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgages underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. When interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely.

         ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and CMOs issued or guaranteed by U.S. Government agencies and instrumentalities. It may also invest in asset-backed securities issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less. Asset-backed securities are considered an industry for industry concentration purposes (see "Fundamental Investment Limitations and Policies"). In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of proceeds by the Portfolio will generally be at lower rates than the rates on the prepaid obligations.

         Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

         In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

         BANK OBLIGATIONS. The Portfolio may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements, less market liquidity, future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Portfolio will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when its investment adviser believes that the risks associated with such investment are minimal. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

         GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively, "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 5% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Company's policy regarding investment in illiquid securities.

         ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities; (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("Rating Organizations") in the two highest short-term rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2," by Standard & Poor's Ratings Services ("S&P"), or rated "Prime-1" or "Prime-2" by Moody's Investor's Service, Inc. ("Moody's")), or (b) are rated (at the time of purchase) by the only Rating Organization rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and, subject to certain SEC requirements, long-term obligations that have remaining maturities of 397 days or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with (2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2)(a) or (b) above; and (5) subject to certain conditions imposed under SEC rules, obligations guaranteed or otherwise supported by persons which meet the requisite rating requirements.

         MUNICIPAL OBLIGATIONS. The Portfolio may invest in short-term Municipal Obligations which are determined by the Portfolio's investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Company's Board of Directors. The Portfolio may also purchase Unrated Securities provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to this Statement of Additional Information.

         The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

         Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. Therefore, risk exists that the reserve fund will not be restored.

         Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by the Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 13 months, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

         In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality.

         Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance and relied upon by the Portfolio in purchasing such securities. Neither the Company nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

         SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933 (the "Securities Act"), as amended. Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Company which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

         ILLIQUID SECURITIES. The Portfolio may not invest more than 10% of its net assets in illiquid securities, including repurchase agreements that have a maturity of longer than seven days, and securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Other securities considered illiquid are time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued and GICs. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, as amended, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. Illiquid securities would be more difficult to dispose of than liquid securities to satisfy redemption requests.

         The Portfolio may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Portfolio's adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

         The Portfolio's investment adviser will monitor the liquidity of restricted securities in the Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         STAND-BY COMMITMENTS. The Portfolio may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at the Portfolio's option a specified Municipal Obligation at its amortized cost value to the Portfolio plus accrued interest, if any. Stand-by commitments may be exercisable by the Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

         The Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a stand-by commitment either in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Portfolio will not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each stand-by commitment is acquired.

         The Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. This Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates.

         The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where the Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

         FUNDAMENTAL INVESTMENT LIMITATIONS AND POLICIES.


         A fundamental limitation or policy of the Portfolio may not be changed without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares. As used in this Statement of Additional Information and in the Prospectus, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of: (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy; or (2) more than 50% of the outstanding shares of such class, series or Portfolio.

         The Company's Board of Directors can change the investment objective of the Portfolio. Shareholders will be given notice before any such change is made.

               The Money Market Portfolio may not:

          1. borrow money, except from banks for temporary purposes and for reverse repurchase agreements and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge, or hypothecate any of its assets except in connection with such borrowings and then in amounts not in excess of 10% of the value of the Portfolio's total assets at the time of such borrowing or purchase portfolio securities while borrowings are in excess of 5% of the Portfolio's net assets. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio's securities by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

          2. purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

          3. underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal securities laws and except to the extent that the purchase of
               Municipal Obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting;

          4. make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

          5. purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

          6.   purchase or sell commodities or commodity contracts;

          7.   invest  in  oil,  gas  or  mineral   exploration  or  development
               programs;

          8. make loans except that the Portfolio may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements;

          9. purchase any securities issued by any other investment company except in connection with the merger, consolidation, acquisition or reorganization of all the securities or assets of such an issuer;

          10. make investments for the purpose of exercising control or management;

          11. purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation;

          12. purchase any securities other than money market instruments, some of which may be subject to repurchase agreements, but the Portfolio may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Portfolio's assets and may make time deposits;

          13.* purchase  any  securities  which  would  cause,  at the  time  of purchase, less than 25% of the value of the total assets of the Portfolio to be invested in the obligations of issuers in the banking industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Portfolio is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry; and

          14. invest more than 5% of its total assets (taken at the time of purchase) in securities of issuers (including their predecessors) with less than three years of continuous operations.

          * WITH RESPECT TO THIS LIMITATION, THE PORTFOLIO WILL CONSIDER WHOLLY-OWNED FINANCE COMPANIES TO BE IN THE INDUSTRIES OF THEIR PARENTS IF THEIR ACTIVITIES ARE PRIMARILY RELATED TO FINANCING THE ACTIVITIES OF THE PARENTS, AND WILL DIVIDE UTILITY COMPANIES ACCORDING TO THEIR SERVICES. FOR EXAMPLE, GAS, GAS TRANSMISSION, ELECTRIC AND GAS, ELECTRIC AND TELEPHONE WILL EACH BE CONSIDERED A SEPARATE INDUSTRY. THE POLICY AND PRACTICES STATED IN THIS PARAGRAPH MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL, HOWEVER, ANY CHANGE WOULD BE SUBJECT TO ANY APPLICABLE REQUIREMENTS OF THE SEC AND WOULD BE DISCLOSED IN THE PROSPECTUS PRIOR TO BEING MADE.

         NON-FUNDAMENTAL INVESTMENT LIMITATIONS AND POLICIES.

         A non-fundamental investment limitation or policy may be changed by the Board of Directors without shareholder approval. However, shareholders will be notified of any changes to any of the following limitations or policies.

                   So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Portfolio will, subject to certain exceptions, limit its purchases of:

          1. the securities of any one issuer, other than issuers of U.S. Government securities, to 5% of its total assets, except that the Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that:

               (i) if rated by more than one Rating Organization (as defined in the Prospectus), are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities;

               (ii) if rated by only one Rating Organization,  are rated by such
                    Rating Organization in its highest rating category for such securities;

               (iii)have no  short-term  rating and are  comparable  in priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above; or

               (iv) are  Unrated   Securities  that  are  determined  to  be  of
                    comparable quality to such securities;

          2. Second Tier Securities (which are eligible securities other than First Tier Securities) to 5% of its total assets; and

          3. Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

                  In addition, so long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Portfolio will not purchase any Guarantees or Demand Features (as defined in Rule 2a-7) if after the acquisition of the Guarantees or Demand Features the Portfolio has more than 10% of its total assets invested in instruments issued by or subject to Guarantees or Demand Features from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Portfolio's total assets.

                            MANAGEMENT OF THE COMPANY

         DIRECTORS AND OFFICERS.

         The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The directors and executive officers of the Company, their ages, business addresses and principal occupations during the past five years are:

                                                                                  PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE                        POSITION WITH COMPANY             DURING PAST FIVE YEARS
------------------------                        ---------------------             ----------------------


Arnold M. Reichman - 53                         Director                          Director, Gabelli Group Capital Partners (an
609 Greenwich Street                                                              investment partnership) since December 2000;
5th Floor                                                                         Chief Operating Officer and member of the Board
New York, NY  10014                                                               of Directors of Outercurve Technologies (wireless
                                                                                  enabling services) until April 2001; Chief
                                                                                  Operating Officer and a member of the Executive
                                                                                  Operating Committee of Warburg Pincus Asset
                                                                                  Management, Inc.; Executive Officer and Director
                                                                                  of Credit Suisse Asset Management Securities, Inc.
                                                                                  (formerly Counsellors Securities, Inc.) and
                                                                                  Director/Trustee of various investment companies
                                                                                  advised by Warburg Pincus Asset Management, Inc.
                                                                                  until September 15, 1999; Prior to 1997,
                                                                                  Managing Director of Warburg Pincus Asset
                                                                                  Management, Inc.

*Robert Sablowsky - 63                          Director                          Executive Vice President of Fahnestock Co.,
Fahnestock & Company, Inc.                                                        Inc. (a registered broker-dealer).
125 Broad Street
New York, NY  10004


                                                                                  PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE                        POSITION WITH COMPANY             DURING PAST FIVE YEARS
------------------------                        ---------------------             ----------------------


Francis J. McKay - 66                           Director                          Since 1963, Vice President, Fox Chase Cancer
Fox Chase Cancer Center                                                           Center (biomedical research and medical
7701 Burholme Avenue                                                              care).
Philadelphia, PA  19111

*Marvin E. Sternberg - 67                       Director                          Since 1974, Chairman, Director and
Moyco Technologies, Inc.                                                          President, Moyco Technologies, Inc.
200 Commerce Drive                                                                (manufacturer of precision coated and
Montgomeryville, PA  18936                                                        industrial abrasives).

Julian A. Brodsky - 68                          Director                          Director and Vice Chairman, since 1969
Comcast Corporation                                                               Comcast Corporation (cable television and
1500 Market Street                                                                communications); Director, NDS Group PLC.
35th Floor
Philadelphia, PA  19102

Donald van Roden - 77                           Director and Chairman of the      Self-employed businessman.  From February
1200 Old Mill Lane                              Board                             1980 to March 1987, Vice Chairman,
Wyomissing, PA  19610                                                             SmithKline Beecham Corporation
                                                                                  (pharmaceuticals).

Edward J. Roach - 77                            President and Treasurer           Certified Public Accountant; Vice Chairman
400 Bellevue Parkway                                                              of the Board, Fox Chase Cancer Center;
Wilmington, DE  19809                                                             Trustee Emeritus, Pennsylvania School for
                                                                                  the Deaf; Trustee Emeritus,  Immaculata
                                                                                  College; President or Vice President and
                                                                                  Treasurer of various investment companies
                                                                                  advised by subsidiaries of PNC Bank Corp.
                                                                                  (1981-2000); Managing  General  Partner
                                                                                  and Treasurer of Chestnut Street Exchange
                                                                                  Fund; Director of The Bradford Funds, Inc.
                                                                                  (1996-2000).




* Each of Mr. Sablowsky and Mr. Sternberg is an "interested person" of the Company as that term is defined in the 1940 Act.

         Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Company the firm to be selected as independent auditors.

         Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Company when the Board of Directors is not in session.

         Messrs. McKay, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of the Company.


         The Company currently pays directors $15,000 annually and $1,250 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $6,000 per year for his services in this capacity. Directors are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 2001, each of the following members of the Board of Directors received compensation from the Company in the following amounts:


         DIRECTORS' COMPENSATION.

                                         PENSION OR
                                         RETIREMENT       ESTIMATED    TOTAL
                          AGGREGATE      BENEFITS         ANNUAL       COMPENSATION
                          COMPENSATION   ACCRUED AS       BENEFITS     FROM FUND AND
NAME OF PERSON/           FROM           PART OF COMPANY  UPON         FUND COMPLEX
POSITION                  REGISTRANT     EXPENSES         RETIREMENT   PAID TO DIRECTORS
--------                  ----------     --------         ----------   -----------------


Julian A. Brodsky,         $21,250          N/A              N/A             $21,250
Director

Francis J. McKay,          $22,500          N/A              N/A             $22,500
Director

Arnold M. Reichman,        $18,750          N/A              N/A             $18,750
Director

Robert Sablowsky,          $21,250          N/A              N/A             $21,250
Director

Marvin E. Sternberg,       $22,500          N/A              N/A             $22,500
Director

Donald van Roden,          $27,250          N/A              N/A             $27,250
Director and Chairman

         On October 24, 1990 the Company adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach), pursuant to which the Company will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by BlackRock Institutional Management Corporation ("BIMC"), the Portfolio's adviser, PFPC Trust Company, the Company's custodian, PFPC Inc. ("PFPC"), the administrator to the Municipal Money Market Portfolio and the Company's transfer and dividend disbursing agent, and PFPC Distributors Inc. (the "Distributor"), the Company's distributor, the Company itself requires only one part-time employee. No officer, director or employee of BIMC, PFPC Trust Company, PFPC or the Distributor currently receives any compensation from the Company.


         CODE OF ETHICS.


         The Company and the Distributor have adopted codes of ethics that permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Company.


                                 CONTROL PERSONS


         As of November 16, 2001, to the Company's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Company indicated below. See "Additional Information Concerning RBB Shares" below. The Company does not know whether such persons also beneficially own such shares.


------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
CASH PRESERVATION MONEY MARKET        Karen M. McElhinny                                               5.836%
                                      and Contribution Account
                                      4943 King Arthur Drive
                                      Erie, PA 16506

------------------------------------- ------------------------------------------------------- ------------------------
                                      Luanne M. Garvey                                                31.966%
                                      and Robert J. Garvey
                                      2729 Woodland Ave.
                                      Trooper, PA 19403

------------------------------------- ------------------------------------------------------- ------------------------
                                      Dominic and Barbara Pisciotta                                   25.501%
                                      and Successors in Trust under the Dominic Trust &
                                      Barbara Pisciotta Caring Trust dated 01/24/92
                                      207 Woodmere Way
                                      St. Charles, MD 63303

------------------------------------- ------------------------------------------------------- ------------------------
                                      David G. Bilka                                                   6.271%
                                      1962 FoxPointe Drive
                                      Arnold, MO 63010

------------------------------------- ------------------------------------------------------- ------------------------
SANSOM STREET MONEY MARKET            Saxon and Co.                                                    5.402%
                                      FBO Paine Webber
                                      A/C 32 32 400 4000038
                                      P.O. Box 7780 1888
                                      Philadelphia, PA 19182

------------------------------------- ------------------------------------------------------- ------------------------
                                      Saxon and Co.                                                   94.572%
                                      c/o PNC Bank, N.A.
                                      F6-F266-02-2
                                      8800 Tinicum Blvd.
                                      Philadelphia, PA 19153

------------------------------------- ------------------------------------------------------- ------------------------
CASH PRESERVATION                     Gary L. Lange                                                   61.819%
MUNICIPAL MONEY MARKET                and Susan D. Lange
                                      JT TEN
                                      1664 Kersley Circle
                                      Heathrow, FL 32746

------------------------------------- ------------------------------------------------------- ------------------------
                                      Andrew Diederich                                                 5.805%
                                      and Doris Diederich
                                      JT TEN
                                      1003 Lindeman
                                      Des Peres, MO 63131

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Mark Koehler                                                     7.632%
                                      and Suzanne Koehler
                                      JT TEN WROS
                                      3925 Bowen St.
                                      St. Louis, MO 63116

------------------------------------- ------------------------------------------------------- ------------------------
N/I MICRO CAP FUND                    Charles Schwab & Co., Inc.                                       6.941%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds A/C 3143-0251
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Janis Claflin, Bruce Fetzer and                                  8.482%
                                      Winston Franklin
                                      Robert Lehman Trust
                                      The John E. Fetzer Institute, Inc.
                                      U/A DTD 06-1992
                                      Attn: Christina Adams
                                      9292 West KL Ave.
                                      Kalamazoo, MI 49009

------------------------------------- ------------------------------------------------------- ------------------------
                                      Public Inst. For Social Security                                26.425%
                                      1001 19th St., N.
                                      16th Flr.
                                      Arlington, VA 22209

------------------------------------- ------------------------------------------------------- ------------------------
                                      McKinsey Master Retirement Trust                                20.319%
                                      114 W. 47th Street
                                      20th Floor
                                      New York, NY 10036

------------------------------------- ------------------------------------------------------- ------------------------
N/I GROWTH FUND                       Charles Schwab & Co., Inc.                                       6.749%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Citibank North America Inc.                                     53.465%
                                      Trst. Sargent & Lundy Retirement Trust
                                      DTD. 06/01/96
                                      Mutual Fund Unit
                                      Bld. B Floor 1 Zone 7
                                      3800 Citibank Center
                                      Tampa, FL 33610-9122

------------------------------------- ------------------------------------------------------- ------------------------
                                      Louisa Stude Sarofim Foundation                                  7.059%
                                      c/o Nancy Head
                                      DTD. 01/04/91
                                      1001 Fannin 4700
                                      Houston, TX 77002

------------------------------------- ------------------------------------------------------- ------------------------
N/I MID CAP                           Charles Schwab & Co., Inc.                                      19.299%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                                7.529%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water St. 32nd Floor
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
N/I SMALL CAP VALUE FUND              Charles Schwab & Co., Inc.                                      45.738%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      State Street Bank and Trust Company                             21.865%
                                      FBO Yale Univ.
                                      Retirement Plan for Staff Emp.
                                      State Street Bank & Trust Company
                                      Master Tr. Div.
                                      Attn: Kevin Sutton
                                      Solomon Williard Bldg.
                                      One Enterprise Drive
                                      North Quincy, MA 02171

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Yale University                                                 10.876%
                                      Trst. Yale University Ret. Health Bene. Trust
                                      Attn: Seth Alexander
                                      230 Prospect St.
                                      New Haven, CT 06511

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LARGE CAP VALUE       Charles Schwab & Co., Inc.                                       9.197%
FUND -                                Special Custody Account
INSTITUTIONAL SHARES                  for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Swanee Hunt and Charles Ansbacher                               18.011%
                                      Trst. Swanee Hunt Family Foundation
                                      c/o Beth Benham
                                      168 Brattle St.
                                      Cambridge, MA 02138

------------------------------------- ------------------------------------------------------- ------------------------
                                      Samuel Gary and Ronald Williams                                  6.388%
                                      and David Younggren
                                      Trst. Gary Tax Advantaged PRO and PST
                                      370 17th Street
                                      Suite 5300

------------------------------------- ------------------------------------------------------- ------------------------
                                      Union Bank of California                                        15.886%
                                      FBO Service Employees BP 610001265-01
                                      P.O. Box 85484
                                      San Diego, CA 92186

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Bank National Association                                  17.566%
                                      FBO A-Dec Inc. DOT 093098
                                      Attn: Mutual Funds
                                      A/C 97307536
                                      P.O. Box 64010
                                      St. Paul, MN 55164-0010

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Northern Trust Company                                          19.761%
                                      FBO AEFC Pension Trust
                                      A/C 22-53582
                                      P. O. Box 92956
                                      Chicago, IL 60675

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LARGE CAP VALUE       Charles Schwab & Co., Inc.                                       76.11%
FUND-INVESTOR SHARES                  Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MID CAP VALUE FUND-   John Carroll University                                          5.646%
INSTITUTIONAL SHARES                  20700 N. Park Blvd.
                                      University Heights, OH 44118

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & Co.                                                        13.83%
                                      A/C BPHF 3006002
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------
                                      JMB Realty Corporation ESP                                       7.252%
                                      900 N. Michigan Ave.
                                      Chicago, IL 60611-1575

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Bank National Association                                    8.19%
                                      TRST SIS of the Order of St. Benedict RP
                                      A/C 21743240
                                      Mutual Funds Department
                                      P.O. Box 64010

------------------------------------- ------------------------------------------------------- ------------------------
                                      Strafe & Co.                                                     9.935%
                                      FAO S.A.A.F Custody
                                      A/C 8300022102
                                      P.O. Box 160
                                      Westerville, OH 43086-0160

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & Co.                                                       10.778%
                                      A/C CHIF1001182
                                      FBO Childrens Hospital LA
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      American Express Trust Co.                                       9.317%
                                      FBO American Express
                                      Retirement Serv Plans
                                      Attn: Pat Brown
                                      50534 AXP Financial Ctr.
                                      Minneapolis, MN 55474

------------------------------------- ------------------------------------------------------- ------------------------
                                      First Union National Bank                                       12.487%
                                      FBO Reciprocal of America
                                      A/C 5028298445
                                      1525 W WT Harris Blvd. #NC1151
                                      Charlotte, NC 28262-1151

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MID CAP VALUE FUND-   National Financial Svcs. Corp.                                   20.18%
INVESTOR SHARES                       for Exclusive Benefit of Our Customers
                                      Sal Vella
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      15.576%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      George B. Smithy, Jr.                                            8.276%
                                      38 Greenwood Road
                                      Wellesley, MA 02181

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS BOND FUND-            Chiles Foundation                                               10.105%
INSTITUTIONAL SHARES                  111 S.W. Fifth Ave.
                                      Suite 4050
                                      Portland, OR 97204

------------------------------------- ------------------------------------------------------- ------------------------
                                      The Roman Catholic Diocese of                                   70.928%
                                      Raleigh, NC
                                      General Endowment
                                      715 Nazareth St.
                                      Raleigh, NC 27606

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      The Roman Catholic Diocese of                                   15.433%
                                      Raleigh, NC
                                      Clergy Trust
                                      715 Nazareth St.
                                      Raleigh, NC 27606

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS BOND FUND-            National Financial Services Corp.                               23.789%
INVESTOR SHARES                       for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds 5th Floor
                                      Sal Vella
                                      200 Liberty Street
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      47.797%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      John M. Noyes                                                    5.582%
                                      IRA Rollover
                                      38 Buckboard St.
                                      Phenix City, AL 36869

------------------------------------- ------------------------------------------------------- ------------------------
                                      Edward A. Aloe                                                   5.735%
                                      Rollover IRA
                                      Two Benedict PL
                                      Greenwich, CT 06830

------------------------------------- ------------------------------------------------------- ------------------------
                                      Edward A. Aloe                                                   5.103%
                                      Two Benedict PL
                                      Greenwich, CT 06830

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS                       Boston Partners Asset Mgmt. L. P.                                6.332%
SMALL CAP VALUE FUND II-              Attn: Jan Penney
INSTITUTIONAL SHARES                  28 State St.
                                      Boston, MA 02109

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investor Services Corp.                                16.499%
                                      FBO Exclusive Benefit for Our Customers
                                      55 Water St.
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      A Cleveland R. Dastin and W Donovan                             10.692%
                                      T Burback J Dibrigidu TTEES
                                      Trst. Sheehan Phinney Bass & Green PSP
                                      1000 Elm Street
                                      Manchester, NH 03105-3701

------------------------------------- ------------------------------------------------------- ------------------------
                                      MCNC Endowment                                                  26.145%
                                      P.O. Box 110023
                                      Research Triangle Park, NC 27709

------------------------------------- ------------------------------------------------------- ------------------------
                                      Plumbers and Steamfitters                                       15.857%
                                      Local No. 7 Pension Fund
                                      Robert M. Valenty, Administrator
                                      Mary Allen Smith,
                                      Assistant Administrator
                                      308 Wolf Road

------------------------------------- ------------------------------------------------------- ------------------------
                                      Memorial Hospital of Martinsville                                5.859%
                                      and Henry Counties
                                      320 Hospital Drive
                                      P.O. Box 4788
                                      Martinsville, VA 24115-4788

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS SMALL CAP VALUE       National Financial Services Corp.                               37.764%
FUND II - INVESTOR SHARES             for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds
                                      5th Floor
                                      200 Liberty St.
                                      1 World Financial Center
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      39.468%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                                 7.68%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     National Investors Services Corp.                                12.22%
FUND -                                for the Exclusive Benefit of Our Customers
INSTITUTIONAL SHARES                  Sal Velle
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Boston Partners Asset Mgmt. L. P.                                5.421%
                                      Attn: Jan Penney
                                      28 State St.
                                      Boston, MA 02109

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      67.811%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      FTC and Co.                                                      5.385%
                                      Attn: Datalynx House Account
                                      P.O. Box 173736
                                      Denver, CO 80217-3736

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     National Investors Services Corp.                               34.627%
FUND -                                for the Exclusive Benefit of Our Customers
INVESTOR SHARES                       Sal Velle
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                               14.187%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
SCHNEIDER SMALL CAP VALUE FUND        Arnold C. Schneider III                                          6.375%
                                      SEP IRA
                                      826 Turnbridge Road
                                      Wayne, PA 19087

------------------------------------- ------------------------------------------------------- ------------------------
                                      John Frederick Lyness                                            7.327%
                                      81 Hillcrest Ave.
                                      Summit, NJ 07901

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Fulvest & Co.                                                    7.354%
                                      c/o Fulton Bank Trust Department
                                      P.O. Box 3215
                                      Lancaster, PA 17604-3215

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      17.817%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Ursinus College Endowment Fund                                  20.482%
                                      P.O. Box 1000
                                      Collegeville, PA 19426

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & CO.                                                        9.267%
                                      A/C CPVF1854542
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------
BOGLE SMALL CAP GROWTH FUND-          National Investors Services Corp.                                9.883%
INVESTOR SHARES                       for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      32nd floor
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
BOGLE SMALL CAP GROWTH FUND-          FTC & Co.                                                        6.705%
INSTITUTIONAL SHARES                  Attn: Datalynx 125
                                      P.O. Box 173736
                                      Denver, CO 80217-3736

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Equity Investment Portfolio L.P.                            8.495%
                                      1001 North U.S. Highway One
                                      Suite 800
                                      Jupiter, FL 33477

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co, Inc.                                       63.924%
                                      Special Custody Account
                                      for the Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------




         As of November 16, 2001, directors and officers as a group owned less than one percent of the shares of each class within the Company.


          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

         ADVISORY AND SUB-ADVISORY AGREEMENTS.

         The Portfolio has an investment advisory agreement with BIMC. Although BIMC in turn has a sub-advisory agreement with PNC Bank dated August 16, 1988, as of April 29, 1998, BIMC assumed the advisory responsibilities from PNC Bank. Pursuant to the Sub-Advisory Agreement, PNC Bank would be entitled to receive an annual fee from BIMC for its sub-advisory services calculated at the annual rate of 75% of the fees received by BIMC. The advisory agreement is dated August 16, 1988. The advisory and sub-advisory agreements are hereinafter collectively referred to as the "Advisory Agreements."


         For the fiscal year ended August 31, 2001, the Company paid BIMC (excluding fees to PFPC, with respect to the Portfolio, for administrative services obligated under the Advisory Agreement) advisory fees as follows:

           FEES PAID
       (AFTER WAIVERS AND
        REIMBURSEMENTS)               WAIVERS          REIMBURSEMENTS
        ---------------               -------          --------------

           $1,530,762               $1,878,435          $23,214


         For the fiscal year ended August 31, 2000, the Company paid BIMC (excluding fees to PFPC, with respect to the Portfolio, for administrative services obligated under the Advisory Agreement) advisory fees as follows:

           FEES PAID
       (AFTER WAIVERS AND
        REIMBURSEMENTS)               WAIVERS          REIMBURSEMENTS
        ---------------               -------          --------------

           $5,095,665               $1,995,632          $2,269,338

         For the fiscal year ended August 31, 1999 the Company paid BIMC (excluding fees to PFPC, for administrative services obligated under the Advisory Agreement) advisory fees as follows:

           FEES PAID
       (AFTER WAIVERS AND
        REIMBURSEMENTS)               WAIVERS          REIMBURSEMENTS
        ---------------               -------          --------------

          $6,580,761              $2,971,645             $819,409


         The Portfolio bears all of its own expenses not specifically assumed by BIMC. General expenses of the Company not readily identifiable as belonging to a portfolio of the Company are allocated among all investment portfolios by or under the direction of the Company's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by the Portfolio include, but are not limited to, the following (or the Portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of the Portfolio by BIMC; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Company or the Portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by the Company to its directors and officers;
(g) organizational costs; (h) fees paid to the investment adviser and PFPC; (i) fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or Distributor; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Portfolio and its shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of the Company; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Company; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by the Portfolio's investment adviser under its advisory agreement with the Portfolio. The Principal Class of the Company pays its own distribution fees, and may pay a different share than other classes of the Company (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Principal Class or if it receives different services.

         Under the Advisory Agreements BIMC and PNC Bank will not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or the Portfolio in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of BIMC or PNC Bank in the performance of their respective duties or from reckless disregard of their duties and obligations thereunder.

         The Advisory Agreements were most recently approved July 19, 2001 by a vote of the Company's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreement or "interested persons" (as defined in the 1940 Act) of such parties. The Advisory Agreements were approved by the shareholders at a special meeting held on December 22, 1989, as adjourned. The Advisory Agreement is terminable by vote of the Company's Board of Directors or by the holders of a majority of the outstanding voting securities of the Portfolio, at any time without penalty, on 60 days' written notice to BIMC or PNC Bank. The Advisory Agreement may also be terminated by BIMC or PNC Bank on 60 days' written notice to the Company. The Advisory Agreement terminates automatically in the event of its assignment.


         ADMINISTRATION AGREEMENT.

         BIMC is obligated to render administrative services to the Portfolio pursuant to the investment advisory agreement. Pursuant to the terms of a Delegation Agreement, dated July 29, 1998, between BIMC and PFPC, however, BIMC has delegated to PFPC its administrative responsibilities to the Portfolio. The Company pays administrative fees directly to PFPC.


         For the fiscal year ended August 31, 2001, the Company paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follow:

                  FEES PAID
              (AFTER WAIVERS AND
               REIMBURSEMENTS)          WAIVERS         REIMBURSEMENTS
               ---------------          -------         --------------
                  $1,213,686               $0                 $0



         For the fiscal year ended August 31, 2000, the Company paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follows:

                  FEES PAID
              (AFTER WAIVERS AND
               REIMBURSEMENTS)          WAIVERS         REIMBURSEMENTS
               ---------------          -------         --------------

                  $2,713,023               $0                 $0

         For the fiscal year ended August 31, 1999, the Company paid PFPC administration fees, and PFPC waived fees and/or reimbursed expenses as follow:

                  FEES PAID
              (AFTER WAIVERS AND
               REIMBURSEMENTS)          WAIVERS         REIMBURSEMENTS
               ---------------          -------         --------------
                 $2,577,726               $0                 $0

         CUSTODIAN AND TRANSFER AGENCY AGREEMENTS.

         PFPC Trust Company is custodian of the Company's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PFPC Trust Company: (a) maintains a separate account or accounts in the name of the Portfolio; (b) holds and transfers portfolio securities on account of the Portfolio; (c) accepts receipts and makes disbursements of money on behalf of the Portfolio; (d) collects and receives all income and other payments and distributions on account of the Portfolio's portfolio securities; and (e) makes periodic reports to the Company's Board of Directors concerning the Portfolio's operations. PFPC Trust Company is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Company, provided that PFPC Trust Company remains responsible for the performance of all its duties under the Custodian Agreement and holds the Company harmless from the acts and omissions of any sub-custodian. For its services to the Company under the Custodian Agreement, PFPC Trust Company receives a fee which is calculated based upon the Portfolio's average daily gross assets as follows: $.25 per $1,000 on the first $50 million of average daily gross assets; $.20 per $1,000 on the next $50 million of average daily gross assets; and $.15 per $1,000 on average daily gross assets over $100 million, with a minimum monthly fee of $1,000, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Company.

         PFPC serves as the transfer and dividend disbursing agent for the Company's Principal Class of the Portfolio pursuant to a Transfer Agency Agreement dated August 16, 1988 (the "Transfer Agency Agreement"), under which
PFPC: (a) issues and redeems shares of the Principal Class of the Portfolio; (b) addresses and mails all communications by the Portfolio to record owners of shares of such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (c) maintains shareholder accounts and, if requested, sub-accounts; and (d) makes periodic reports to the Company's Board of Directors concerning the operations of the Principal Class. PFPC may, on 30 days' notice to the Company, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Company under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $15.00 per account in the Portfolio for orders which are placed via third parties and relayed electronically to PFPC, and at an annual rate of $17.00 per account in the Portfolio for all other orders, exclusive of out-of-pocket expenses, and also receives a fee for each redemption check cleared and reimbursement of its out-of-pocket expenses.


         PFPC has entered and in the future may enter into additional shareholder servicing agreements ("Shareholder Servicing Agreements") with various dealers ("Authorized Dealers") for the provision of certain support services to customers of such Authorized Dealers who are shareholders of the Portfolio. Pursuant to the Shareholder Servicing Agreements, the Authorized Dealers have agreed to prepare monthly account statements, process dividend payments from the Company on behalf of their customers and to provide sweep processing for uninvested cash balances for customers participating in a cash management account. In addition to the shareholder records maintained by PFPC, Authorized Dealers may maintain duplicate records for their customers who are shareholders of the Portfolio for purposes of responding to customer inquiries and brokerage instructions. In consideration for providing such services, Authorized Dealers may receive fees from PFPC. Such fees will have no effect upon the fees paid by the Company to PFPC.

         DISTRIBUTION AGREEMENT.


         Pursuant to the terms of a Distribution Agreement, dated as of January 2, 2001 and supplements entered into by the Distributor and the Company (the "Distribution Agreement"), and a Plan of Distribution, as amended, for the Principal Class of the Portfolio (the "Plan"), which was adopted by the Company in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to distribute shares of the Principal Class of the Portfolio. Payments to the Distributor under the Plan are to compensate it for distribution assistance and expenses assumed and activities intended to result in the sale of shares of the Principal Class of the Portfolio. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreement, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of the Portfolio based on a percentage of the amounts invested by their customers.


         The Plan was approved by the Company's Board of Directors, including the directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("12b-1 Directors").

         Among other things, the Plan provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Company regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Company's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Company on the distribution of the Company's shares of the Principal Class under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Company's shares in the Principal Class; and (4) while the Plan remains in effect, the selection and nomination of the 12b-1 Directors shall be committed to the discretion of the directors who are not interested persons of the Company.


         Effective January 2, 2001, PFPC Distributors, Inc. serves as the Distributor of the Company's shares. BIMC is an affiliate of the Distributor. For the period January 2, 2001 through August 31, 2001, the Company paid distribution fees to the Distributor under the Plan for the Principal Class of the Money Market Portfolio in the aggregate amount of $756,602. Of this amount $756,602 was paid to dealers with whom the Distributor had entered into dealer agreements, and $0 was retained by the Distributor.

         Provident Distributors, Inc. ("PDI") served as Distributor to the Principal Class until January 2, 2001. For the period September 1, 2000 through January 1, 2001, the Company paid distribution fees to PDI under the Plan for the Principal Class of the Money Market Portfolio in the aggregate amount of $299,504. Of this amount $299,504 was paid to dealers with whom PDI had entered into dealer agreements, and $0 was retained by PDI.


         The Company believes that the Plan may benefit the Company by increasing sales of Shares. Mr. Sablowsky, a Director of the Company, had an indirect interest in the operation of the Plan by virtue of his position with Fahnestock Co., Inc., a broker-dealer.


                             PORTFOLIO TRANSACTIONS

         The Portfolio intends to purchase securities with remaining maturities of 13 months or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 13 months or less). However, the Portfolio may purchase variable rate securities with remaining maturities of 13 months or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Because the Portfolio intends to purchase only securities with remaining maturities of 13 months or less, its portfolio turnover rate will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by the Portfolio, the turnover rate should not adversely affect the Portfolio's net asset value or net income. The Portfolio does not intend to seek profits through short term trading.

         Purchases of portfolio securities by the Portfolio are made from dealers, underwriters and issuers; sales are made to dealers and issuers. The Portfolio does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. It is the policy of the Portfolio to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of the Portfolio, BIMC will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. In no instance will portfolio securities be purchased from or sold to the Distributor or BIMC or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

         BIMC may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

         Investment decisions for the Portfolio and for other investment accounts managed by BIMC are made independently of each other in light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolio. The Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which BIMC or any affiliated person (as defined in the 1940
Act) thereof is a member except pursuant to procedures adopted by the Company's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Company's directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that BIMC not participate in or benefit from the sale to the Portfolio.

                  ADDITIONAL INFORMATION CONCERNING RBB SHARES



         RBB has authorized capital of 30 billion shares of Common Stock at a par value of $0.001 per share. Currently, 20.973 billion shares have been classified into 94 classes as shown in the table below. Under RBB's charter, the Board of Directors has the power to classify and reclassify any unissued shares of Common Stock from time to time.



                                           NUMBER OF                                                   NUMBER OF
                                       AUTHORIZED SHARES                                           AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)          CLASS OF COMMON STOCK                   (MILLIONS)
------------------------------------- --------------------    ----------------------------------- --------------------
A (Growth & Income)                           100             YY (Schneider Capital Small Cap
                                                              Value)                                      100
B                                             100             ZZ                                          100
C (Balanced)                                  100             AAA                                         100
D  (Tax-Free)                                 100             BBB                                         100
E (Money)                                     500             CCC                                         100
F (Municipal Money)                           500             DDD (Boston Partners Institutional
                                                              Small Cap Value Fund II)                    100


                                           NUMBER OF                                                   NUMBER OF
                                       AUTHORIZED SHARES                                           AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)          CLASS OF COMMON STOCK                   (MILLIONS)
------------------------------------- --------------------    ----------------------------------- --------------------
G (Money)                                     500             EEE (Boston Partners Investors
                                                              Small Cap Value Fund II)                    100
H (Municipal Money)                           500             FFF                                         100
I (Sansom Money)                             1500             GGG                                         100
J (Sansom Municipal Money)                    500             HHH                                         100
K (Sansom Government Money)                   500             III (Boston Partners
                                                              Institutional Long/Short Equity)            100
L (Bedford Money)                            1500             JJJ (Boston Partners Investors
                                                              Long/Short Equity)                          100
M (Bedford Municipal Money)                   500             KKK (Boston Partners
                                                              Institutional Long-Short Equity)            100
N (Bedford Government Money)                  500             LLL (Boston Partners Investors
                                                              Long-Short Equity)                          100
O (Bedford N.Y. Money)                        500             MMM  (n/i numeric Small Cap Value)          100
P (RBB Government)                            100             Class NNN (Bogle Institutional
                                                              Small Cap Growth)                           100
Q                                             100             Class OOO (Bogle Investors Small
                                                              Cap Growth)                                 100
R (Municipal Money)                           500             Select (Money)                              700
S (Government Money)                          500             Beta 2 (Municipal Money)                     1
T                                             500             Beta 3 (Government Money)                    1
U                                             500             Beta 4 (N.Y. Money)                          1
V                                             500             Principal Class (Money)                     700
W                                             100             Gamma 2 (Municipal Money)                    1
X                                             50              Gamma 3 (Government Money)                   1
Y                                             50              Gamma 4 (N.Y. Money)                         1


Z                                             50              Bear Stearns (Money)                       2,500
AA                                            50              Bear Stearns (Municipal Money)             1,500
BB                                            50              Bear Stearns (Government Money)            1,000


CC                                            50              Delta 4 (N.Y. Money)                         1
DD                                            100             Epsilon 1 (Money)                            1
EE                                            100             Epsilon 2 (Municipal Money)                  1
FF (n/i numeric Micro Cap)                    50              Epsilon 3 (Government Money)                 1
GG (n/i numeric Growth)                       50              Epsilon 4 (N.Y. Money)                       1
HH (n/i numeric Mid Cap)                      50              Zeta 1 (Money)                               1
II                                            100             Zeta 2 (Municipal Money)                     1
JJ                                            100             Zeta 3 (Government Money)                    1
KK                                            100             Zeta 4 (N.Y. Money)                          1
LL                                            100             Eta 1 (Money)                                1
MM                                            100             Eta 2 (Municipal Money)                      1
NN                                            100             Eta 3 (Government Money)                     1
OO                                            100             Eta 4 (N.Y. Money)                           1
PP                                            100             Theta 1 (Money)                              1
QQ (Boston Partners Institutional                             Theta 2 (Municipal Money)                    1
Large Cap)                                    100
RR (Boston Partners Investors Large                           Theta 3 (Government Money)                   1
Cap)                                          100
SS (Boston Partners Advisor Large                             Theta 4 (N.Y. Money)                         1
Cap)                                          100
TT (Boston Partners Investors Mid
Cap)                                          100


                                           NUMBER OF                                                   NUMBER OF
                                       AUTHORIZED SHARES                                           AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)          CLASS OF COMMON STOCK                   (MILLIONS)
------------------------------------- --------------------    ----------------------------------- --------------------

UU (Boston Partners Institutional
Mid Cap)                                      100
VV (Boston Partners Institutional
Bond)                                         100
WW (Boston Partners Investors Bond)           100



         The classes of Common Stock have been grouped into 14 separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Principal (Gamma) Family, the Select (Beta) Family, the Schneider Capital Management Family, the n/i numeric family of funds, the Boston Partners Family, the Bogle Family, the Bear Stearns Money Market Family, the Epsilon Family, the Theta Family, the Eta Family, and the Zeta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family, the Bedford Family and the Bear Stearns Money Market Family represent interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the n/i numeric investors family of funds represents interests in four non-money market portfolios; the Boston Partners Family represents interests in five non-money market portfolios; the Bogle Family represents interests in one non-money market portfolio; the Schneider Capital Management Family represents interests in one non-money market portfolio; the Select (Beta) Family, the Principal (Gamma) Family, the Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, New York Municipal Money Market and Government Obligations Money Market Portfolios.


         RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

         Holders of shares of each class of RBB will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as RBB shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

         Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by RBB's Articles of Incorporation, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

                       PURCHASE AND REDEMPTION INFORMATION

         You may purchase shares through an account maintained by your brokerage firm and you may also purchase shares directly by mail or wire. The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Portfolio's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing the Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Portfolio. A shareholder will bear the risk of a decline in market value and any tax consequences associated with a redemption in securities.

         Under the 1940 Act, the Company may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which the SEC restricts trading on the NYSE or determines an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

         Shares of the Company are subject to redemption by the Company, at the redemption price of such shares as in effect from time to time, including, without limitation: to reimburse a Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time; if such redemption is, in the opinion of the Company's Board of Directors, desirable in order to prevent the Company or any Portfolio from being deemed a "personal holding company" within the meaning of the Internal Revenue Code of 1986, as amended; or if the net income with respect to any particular class of common stock should be negative or it should otherwise be appropriate to carry out the Company's responsibilities under the 1940 Act.

                               VALUATION OF SHARES

         The Company intends to use its best efforts to maintain the net asset value of each class of the Portfolio at $1.00 per share. Net asset value per share, the value of an individual share in the Portfolio, is computed by adding the value of the proportionate interest of the class in the Portfolio's securities, cash and other assets, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of such class. The net asset value of each class of the Company is determined independently of the other classes. The Portfolio's "net assets" equal the value of the Portfolio's investments and other securities less its liabilities. The Portfolio's net asset value per share is computed twice each day, as of 12:00 noon (Eastern Time) and as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time), on each Business Day. "Business Day" means each weekday when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE is closed weekends and on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday and subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays as the NYSE as well as Columbus Day and Veterans' Day.

         The Company calculates the value of the portfolio securities of the Portfolio by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, the Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

         The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price the Portfolio would receive if the security were sold prior to maturity. The Company's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for the Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for the Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

         The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 13 months, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that BIMC determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and BIMC will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Company's Board of Directors, the Board will take such actions as it deems appropriate.

         In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Company's Board of Directors.

                             PERFORMANCE INFORMATION

         The Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for the Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.


         The annualized yield for the seven-day period ended August 31, 2001 for the Principal Class of the Money Market Portfolio before waivers was as follows:

                                       TAX-EQUIVALENT YIELD
                        EFFECTIVE      (ASSUMES A FEDERAL
       YIELD               YIELD       INCOME TAX RATE OF 28%)
       -----            ---------      -----------------------


       2.92%              2.96%                 N/A

         The annualized yield for the seven-day period ended August 31, 2001 for the Principal Class of the Money Market Portfolio after waivers was as follows:


                                       TAX-EQUIVALENT YIELD
                        EFFECTIVE      (ASSUMES A FEDERAL
       YIELD               YIELD       INCOME TAX RATE OF 28%)
       -----            ---------      -----------------------


       3.08%              3.13%                 N/A


         Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of the Portfolio will fluctuate, they cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

         The yields on certain obligations, including the money market instruments in which the Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by the Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, BIMC will consider whether the Portfolio should continue to hold the obligation.

         From time to time, in advertisements or in reports to shareholders, the yields of the Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of the Portfolio may be compared to the Donoghue's Money Company Average, which is an average compiled by IBC Money Company Report(R), a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.

                                      TAXES

         The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute its respective income to shareholders each year, so that the Portfolio generally will be relieved of federal income and excise taxes. If the Portfolio were to fail to so qualify: (1) the Portfolio would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if the Portfolio were to fail to make sufficient distributions in a year, the Portfolio would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company.

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

         Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Portfolio on December 31 of such year if such dividends are actually paid during January of the following year.

         The Portfolio will be required in certain cases to withhold and remit to the United States Treasury at least 30% of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Portfolio that he or she is not subject to back-up withholding when required to do so or that he or she is an "exempt recipient."

                                  MISCELLANEOUS

         COUNSEL.

         The law firm of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Company and the non-interested directors.

         INDEPENDENT ACCOUNTANTS.

         PricewaterhouseCoopers LLP serves as the Company's independent accountants. PricewaterhouseCoopers LLP performs an annual audit of the Company's financial statements.


                              FINANCIAL STATEMENTS


         The audited financial statements and notes thereto in the Portfolio's Annual Report to Shareholders for the fiscal year ended August 31, 2001 (the "2001 Annual Report") are incorporated by reference into this Statement of Additional Information. No other parts of the 2001 Annual Report are incorporated by reference herein. The financial statements included in the 2001 Annual Report have been audited by the Company's independent accountants, PricewaterhouseCoopers LLP, whose report thereon also appears in the Annual Report and is incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Copies of the 2001 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------

COMMERCIAL PAPER RATINGS
------------------------


         A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

         "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligors inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Moody's commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

         The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

         "AAA" - An obligation rated "AAA" is the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligors rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         "Aaa" - Bonds and preferred stock are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds and preferred stock are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds and preferred stock possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds and preferred stock are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds and preferred stock are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds and preferred stock generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa " - Bonds and preferred stock are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds and preferred stock represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds and preferred stock are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

MUNICIPAL NOTE RATINGS
----------------------

         A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.


         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                                 BOSTON PARTNERS
                                 FAMILY OF FUNDS
                                       OF
                               THE RBB FUND, INC.

                       Institutional and Investor Classes


                      Boston Partners Large Cap Value Fund
                       Boston Partners Mid Cap Value Fund
                     Boston Partners Small Cap Value Fund II
                            Boston Partners Bond Fund
                     Boston Partners Long/Short Equity Fund
                              Boston Partners Fund


                       STATEMENT OF ADDITIONAL INFORMATION


                                 DECEMBER 18, 2001

     This Statement of Additional Information ("SAI") provides information about the Boston Partners Large Cap Value Fund (the "Large Cap Value Fund"), Boston Partners Mid Cap Value Fund (the "Mid Cap Value Fund"), Boston Partners Small Cap Value Fund II (the "Small Cap Value Fund"), Boston Partners Bond Fund (the "Bond Fund") and the Boston Partners Long/Short Equity Fund (the "Long/Short Equity Fund") and the Boston Partners Fund (the "Boston Partners Fund"), (each a "Fund" and collectively, the "Funds") of The RBB Fund, Inc. (the "Company"). This information is in addition to the information contained in Boston Partners Family of Funds Prospectuses dated December 18, 2001 (the "Prospectuses").

     This SAI is not a prospectus. It should be read in conjunction with the Prospectuses and the Funds' Annual Report dated August 31, 2001. The financial statements and notes contained in the Annual Report are incorporated by reference into this SAI. Copies of the Prospectuses and Annual Report may be obtained by calling toll-free (888) 261-4073.

                                TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
GENERAL INFORMATION.........................................................1
INVESTMENT INSTRUMENTS AND POLICIES.........................................1
INVESTMENT LIMITATIONS.....................................................20
MANAGEMENT OF THE COMPANY..................................................24
         Directors and Officers............................................24
         Directors' Compensation...........................................25
         Code of Ethics....................................................26
CONTROL PERSONS............................................................27
INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS...............37
         Advisory Agreements...............................................37
         Custodian and Transfer Agency Agreements..........................39
         Administration Agreement..........................................40
         Distribution Agreement............................................41
         Administrative Services Agent.....................................43
PORTFOLIO TRANSACTIONS.....................................................44
PURCHASE AND REDEMPTION INFORMATION........................................46
VALUATION OF SHARES........................................................48
PERFORMANCE INFORMATION....................................................48
TAXES .....................................................................51
ADDITIONAL INFORMATION CONCERNING RBB SHARES...............................52
MISCELLANEOUS..............................................................53
         Counsel...........................................................53
         Independent Accountants...........................................53
FINANCIAL STATEMENTS.......................................................54
APPENDIX A.................................................................A-1

                               GENERAL INFORMATION


     RBB was organized as a Maryland corporation on February 29, 1988 and is an open-end management investment company currently operating or proposing to operate fourteen separate investment portfolios. This Statement of Additional Information pertains to Institutional and Investor Shares representing interests in the diversified Funds offered by the Prospectuses dated December 18, 2001.


                       INVESTMENT INSTRUMENTS AND POLICIES

     The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Funds.

     EQUITY MARKETS.

     The Funds, with the exception of the Bond Fund, invest primarily in equity markets at all times. Equity markets can be highly volatile, so that investing in the Funds involves substantial risk. As a result, investing in the Funds involves the risk of loss of capital.

     MICRO CAP, SMALL CAP AND MID CAP STOCKS.

     Securities of companies with micro, small and mid-size capitalizations tend to be riskier than securities of companies with large capitalizations. This is because micro, small and mid cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of micro, small and mid cap companies tend to be less certain than large cap companies, and the dividends paid on micro, small and mid cap stocks are frequently negligible. Moreover, micro, small and mid cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of micro, small and mid cap companies tend to be more volatile than those of large cap companies. The market for micro and small cap securities may be thinly traded and as a result, greater fluctuations in the price of micro and small cap securities may occur.

     MARKET FLUCTUATION.

     Because the investment alternatives available to each Fund may be limited by the specific objectives of that Fund, investors should be aware that an investment in a particular Fund may be subject to greater market fluctuation than an investment in a portfolio of securities representing a broader range of investment alternatives. In view of the specialized nature of the investment activities of each Fund, an investment in any single fund should not be considered a complete investment program.

     LENDING OF PORTFOLIO SECURITIES.

     Each Fund may lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Funds' investment adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund's securities will be fully collateralized and marked to market daily.

     BORROWING.


     Each Fund may borrow up to 33 1/3 percent of its respective total assets. The Adviser intends to borrow only for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities, or to facilitate settlement transactions on portfolio securities. Investments will not be made when borrowings exceed 5% of a fund's total assets. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Each Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. If the securities held by a Fund should decline in value while borrowings are outstanding, the net asset value of a Fund's outstanding shares will decline in value by proportionately more than the decline in value suffered by a Fund's securities. As a result, a Fund's share price may be subject to greater fluctuation until the borrowing is paid off. A Fund's short sales and related borrowing are not subject to the restrictions outlined above.


     INDEXED SECURITIES.


     The Funds may invest in indexed securities whose value is linked to securities indices. Most such securities have values which rise and fall according to the change in one or more specified indices, and may have characteristics similar to direct investments in the underlying securities. Depending on the index, such securities may have greater volatility than the market as a whole. The Funds may also invest in exchange-traded funds, which generally track their related indices and trade like an individual stock throughout the trading day. Each of the Bond, Large Cap Value, Mid Cap Value and Small Cap Value Funds do not presently intend to invest more than 5% of their respective net assets in indexed securities and exchange-traded funds.

     HOLDRS.

     The Funds may invest in Holding Company Depositary Receipts ("HOLDRS"). HOLDRS represent trust-issued receipts that represent individual and undivided beneficial ownership interests in the common stock or ADRs of specified companies in a particular industry, sector or group. Each of the Funds do not presently intend to invest more than 5% of their respective net assets in HOLDRS.


     REPURCHASE AGREEMENTS.

     The Funds may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. The financial institutions with whom the Fund may enter into repurchase agreements will be banks which the Adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Adviser will consider the creditworthiness of a seller in determining whether to have the Fund enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

     REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS.

     The Funds may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests) when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser. Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to the Fund's agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase and the interest received on the cash exchanged for the securities. The Bond, Large Cap Value, Mid Cap Value and Small Cap Value Funds may also enter into "dollar rolls," in which it sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund would forgo principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. The return on dollar rolls may be negatively impacted by fluctuations in interest rates. The Funds do not presently intend to engage in reverse repurchase transactions involving more than 5% of each Fund's respective net assets. The Bond, Large Cap Value, Mid Cap Value and Small Cap Value Funds do not presently intend to engage in dollar roll transactions involving more than 5% of each Fund's respective net assets.


     PURCHASE WARRANTS.

     The Funds, with the exception of the Bond Fund, may invest in purchase warrants and similar rights. Purchase warrants are privileges issued by a corporation which enable the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short lifespan to expiration. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrants' expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. These Funds may not invest more than 5% of each Fund's respective net assets in purchase warrants and similar rights.

     U.S. GOVERNMENT OBLIGATIONS.

     The Funds may purchase U.S. Government agency and instrumentality obligations that are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some obligations of agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Government or by U.S. Treasury guarantees, such as securities of the Government National Mortgage Association and the Federal Housing Authority; others, by the ability of the issuer to borrow, provided approval is granted, from the U.S. Treasury, such as securities of the Federal Home Loan Mortgage Corporation and others, only by the credit of the agency or instrumentality issuing the obligation, such as securities of the Federal National Mortgage Association and the Federal Loan Banks. U.S. Government obligations that are not backed by the full faith and credit of the U.S. Government are subject to greater risks than those that are. U.S. Government obligations that are backed by the full faith and credit of the U.S. Government are subject to interest rate risk.

     Each Fund's net assets may be invested in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. Government, including options and futures on such obligations. The maturities of U.S. Government securities usually range from three months to thirty years. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank. The Large Cap Value, Mid Cap Value and Small Cap Value Funds do not presently intend to invest more than 5% of each Fund's respective net assets in U.S. Government obligations. The Bond Fund does not presently intend to invest more than 50% of its net assets in U.S. Government obligations.

     ILLIQUID SECURITIES.


     The Funds may not invest more than 15% of each Fund's respective net assets in illiquid securities (including repurchase agreements that have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. With respect to each Fund, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


     Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     Each Fund may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Funds' adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

     The Adviser will monitor the liquidity of restricted securities held by a Fund under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     SECURITIES OF UNSEASONED ISSUERS.


     Each of the Funds may invest in securities of unseasoned issuers, including equity securities of unseasoned issuers which are not readily marketable, provided the aggregate investment in such securities would not exceed 25% of net assets for each of the Long/Short Equity and Boston Partners Funds or 5% of net assets for each of the Large Cap Value, Mid Cap Value and Small Cap Value Funds. The term "unseasoned" refers to issuers which, together with their predecessors, have been in operation for less than three years.

     INITIAL PUBLIC OFFERINGS.

     The Small Cap Value and Long/Short Equity Funds may participate as a purchaser in initial public offerings of securities ("IPOs"). An IPO is a company's first offering of stock to the public. An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As a Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.


     CONVERTIBLE SECURITIES.

     The Funds may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. While no securities investment is completely without risk, investments in convertible securities generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

     The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

     A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, that Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. The Bond Fund does not presently intend to invest more than 15% of its net assets, and the Large Cap Value, Mid Cap Value, Small Cap Value and Long/Short Equity Funds do not presently intend to invest more than 5% of each Fund's respective net assets, in convertible securities, or securities received by a Fund upon conversion thereof.

     HEDGING INVESTMENTS.

     At such times as the Adviser deems it appropriate and consistent with a Fund's investment objective, the Large Cap Value, Mid Cap Value, Small Cap Value and Bond Funds may invest in financial futures contracts and options on financial futures contracts. The purpose of such transactions is to hedge against changes in the market value of securities in a Fund caused by fluctuating interest rates and to close out or offset its existing positions in such futures contracts or options as described below. Such instruments will not be used for speculation. Futures contracts and options on futures are discussed below.

     FUTURES CONTRACTS.


     The Large Cap Value, Mid Cap Value, Small Cap Value and Boston Partners Funds may invest in financial futures contracts with respect to those securities listed on the S & P 500 Stock Index ("Index Futures"). The Bond Fund may enter into futures contracts based on various securities (such as U.S. Government Securities), foreign securities, securities indices and other financial instruments and indices. Financial futures contracts obligate the seller to deliver a specific type of security called for in the contract, at a specified future time, and for a specified price. Financial futures contracts may be satisfied by actual delivery of the securities or, more typically, by entering into an offsetting transaction. In contrast to purchases of a common stock, no price is paid or received by a Fund upon the purchase of a futures contract. Upon entering into a futures contract, the Fund will be required to deposit with its custodian in a segregated account in the name of the futures broker a specified amount of cash or securities. This is known by participants in the market as "initial margin." The type of instruments that may be deposited as initial margin, and the required amount of initial margin, are determined by the futures exchange(s) on which the Index Futures are traded. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker, will be made on a daily basis as the price of the S&P 500 Index fluctuates, making the position in the futures contract more or less valuable, a process known as "marking to the market." For example, when a Fund has purchased an Index Future and the price of the S&P 500 Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Fund has purchased an Index Future and the price of the S&P 500 Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a gain or a loss.

     The price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the S&P 500 Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions.

     There are risks that are associated with the use of futures contracts for hedging purposes. In certain market conditions, as in a rising interest rate environment, sales of futures contracts may not completely offset a decline in value of the portfolio securities against which the futures contracts are being sold. In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuations. Risks in the use of futures contracts also result from the possibility that changes in the market interest rates may differ substantially from the changes anticipated by the Fund's investment adviser when hedge positions were established. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The Large Cap Value, Mid Cap Value, Small Cap Value and Bond Funds do not presently intend to invest more than 5% of each Fund's respective net assets in futures contracts.

     OPTIONS ON FUTURES.

     The Large Cap Value, Mid Cap Value, Small Cap Value and Boston Partners Funds may purchase and write call and put options on futures contracts with respect to those securities listed on the S & P 500 Stock Index and enter into closing transactions with respect to such options to terminate an existing position. The Bond Fund may purchase and write call and put options on futures contracts based on various securities (such as U.S. Government Securities), foreign securities, securities indices and other financial instruments and indices. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract. The Funds may use options on futures contracts in connection with hedging strategies. The purchase of put options on futures contracts is a means of hedging against the risk of rising interest rates. The purchase of call options on futures contracts is a means of hedging against a market advance when a Fund is not fully invested.

     Options trading is a highly specialized activity which entails greater than ordinary investment risks. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in the underlying securities themselves. A Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian liquid assets equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

     When a Fund purchases a put option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between the last bid and asked prices. If an option purchased by a Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     There is no assurance that a Fund will be able to close out its financial futures positions at any time, in which case it would be required to maintain the margin deposits on the contract. There can be no assurance that hedging transactions will be successful, as there may be imperfect correlations (or no correlations) between movements in the prices of the futures contracts and of the securities being hedged, or price distortions due to market conditions in the futures markets. Such imperfect correlations could have an impact on the Fund's ability to effectively hedge its securities. The Bond, Large Cap Value, Mid Cap Value and Small Cap Value Funds do not presently intend to invest more than 5% of each Fund's respective net assets in options on futures.

     BANK AND CORPORATE OBLIGATIONS.

     Each Fund may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Investment in obligations of foreign banks or foreign branches of U.S. banks may entail risks that are different from those of investments in obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Funds may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

     Each Fund may invest in debt obligations, such as bonds and debentures, issued by corporations and other business organizations that are rated at the time of purchase within the three highest ratings categories of S&P or Moody's (or which, if unrated, are determined by the Adviser to be of comparable quality). Unrated securities will be determined to be of comparable quality to rated debt obligations if, among other things, other outstanding obligations of the issuers of such securities are rated A or better. See Appendix "A" for a description of corporate debt ratings. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.

     WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS.

     When a Fund agrees to purchase securities on a when-issued basis or enters into a forward commitment to purchase securities, the Custodian will set aside cash, U.S. government securities or other liquid assets equal to the amount of the purchase or the commitment in a separate account. The market value of the separate account will be monitored and if such market value declines, the Fund will be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments.

     The Funds will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a capital gain or loss.

     The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining a Fund's net asset value starting on the day that the Fund agrees to purchase the securities. The Funds do not earn interest on the securities committed to purchase until the securities are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities, the proceeds to be received upon settlement are included in the Fund's assets, and fluctuations in the value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

     COMMERCIAL PAPER.

     Each Fund may purchase commercial paper rated (at the time of purchase) "A-1" by S&P or "Prime-1" by Moody's or, when deemed advisable by the Fund's Adviser, issues rated "A-2" or "Prime-2" by S&P or Moody's, respectively. These rating symbols are described in Appendix "A" hereto. The Funds may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Funds' Adviser pursuant to guidelines approved by the Board of Directors. Commercial paper issues in which a Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "Securities Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration, which is afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Each Fund does not presently intend to invest more than 5% of its net assets in commercial paper.

     FOREIGN SECURITIES.

     Each of the Funds may invest in foreign securities (including equity securities of foreign issuers trading in U.S. Markets), either directly or indirectly through American Depositary Receipts and through Global or European Depositary Receipts. ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in United States dollars; the underlying security may be denominated in a foreign currency. GDRs and EDRs are securities that represent ownership interests in a security or pool of securities issued by a non-U.S. or U.S. corporation. Depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depository, whereas an unsponsored facility is established by the depository without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Investments in depositary receipts do not eliminate the risks in investing in foreign issuers. The underlying security may be subject to foreign government taxes which would reduce the yield on such securities. Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity and political stability. Future political and economic information, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on foreign obligations.

     Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Funds endeavor to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the United States. Settlement mechanics (e.g., mail service between the United States and foreign countries) may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of the Funds to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of Fund securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the securities, or, if a Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Although the Funds may invest in securities denominated in foreign currencies, each Fund values its securities and other assets in U.S. dollars. As a result, the net asset value of a Fund's shares may fluctuate with U.S. dollar exchange rates as well as the price changes of the Fund's securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which a Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund's securities in their local markets. Conversely, a decrease in the value of the U.S. dollar may have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of a Fund's securities in its foreign markets. In addition to favorable and unfavorable currency exchange rate developments, each Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

     The Bond Fund may purchase debt obligations issued or guaranteed by governments (including states, provinces or municipalities) of countries other than the United States, or by their agencies, authorities or instrumentalities. The Bond Fund may purchase debt obligations issued or guaranteed by supranational entities organized or supported by several national governments, such as the International Bank for Reconstruction and Development (the "World Bank"), the Inter-American Development Bank, the Asian Development Bank and the European Investment Bank. The Bond Fund may purchase debt obligations of foreign corporations or financial institutions, such as Yankee bonds (dollar-denominated bonds sold in the United States by non-U.S. issuers) and Euro bonds (bonds not issued in the country (and possibly not in the currency) of the issuer).

     SHORT SALES.


     Each of the Long/Short Equity and Boston Partners Funds may enter into short sales. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position in accordance with positions taken by the Staff of the Securities and Exchange Commission.

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale. A Fund may purchase call options to provide a hedge against an increase in the price of a security sold short by the Fund. See "Futures and Options" above.

     The Funds anticipate that the frequency of short sales will vary substantially in different periods, and they do not intend that any specified portion of their assets, as a matter of practice, will be invested in short sales. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 100% of the value of a Fund's net assets.

     SHORT SALES "AGAINST THE BOX."

     In addition to the short sales discussed above, the Long/Short Equity Fund may make short sales "against the box," a transaction in which a Fund enters into a short sale of a security that the Fund owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. It currently is anticipated that the Funds will make short sales against the box for purposes of protecting the value of the Funds' net assets.

     In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. A Fund may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or a qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute a Fund's long position. The Funds will not engage in short sales against the box for speculative purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price, but also wishes possibly to defer recognition of gain or loss for federal income tax purposes. (A short sale against the box will defer recognition of gain for federal income tax purposes only if the Portfolio subsequently closes the short position by making a purchase of the relevant securities no later than 30 days after the end of the taxable year. The original long position must also be held for the sixty days after the short position is closed.) In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Funds will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.


     EUROPEAN CURRENCY UNIFICATION.

     Many European countries have adopted a single European currency, the euro. On January 1, 1999, the euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

     This change is likely to significantly impact the European capital markets in which the Funds may invest and may result in a Fund facing additional risks in pursuing its investment objective. These risks, which include, but are not limited to, uncertainty as to proper tax treatment of the currency conversion, volatility of currecy exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of a Fund's net asset value per share.


     ADDITIONAL INFORMATION ON BOND FUND INVESTMENTS.

     The Adviser will select certain mortgage-backed and asset-backed securities which it believes have better risk/return characteristics versus other fixed income instruments. Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies as well as by private issuers. Asset-backed securities represent pools of other assets (such as automobile installment purchase obligations and credit card receivables) similarly assembled for sale by private issuers.

     MORTGAGE-RELATED SECURITIES. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.


     The Fund may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduit ("REMIC") pass-through or participation certificates ("REMIC Certificates"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs and REMICs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Fund does not intend to purchase residual interests.

     Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

     The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

     Additional structures of CMOs or REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC

Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

     The relative payment rights of the various CMO classes may be subject to greater volatility and interest-rate risk than other types of mortgage-backed securities. The average life of asset-backed securities varies with the underlying instruments or assets and market conditions, which in the case of mortgages have maximum maturities for forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgages underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. When interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely.

     A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

     FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA. In addition, FNMA will be obligated to distribute on a timely basis to holders of FNMA REMIC Certificates required installments of principal and interest and to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

     For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the ultimate payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified level payment, residential mortgages or participation therein purchased by FHLMC and placed in a PC pool. With respect to principal payments on PCs, FHLMC generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. FHLMC also guarantees timely payment of principal on certain PCs, referred to as "Gold PCs."

     ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

     The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity.

     In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

     FORWARD CURRENCY TRANSACTIONS. The Fund's participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Funds will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of the Fund's assets, but will be employed as necessary to correspond to particular transactions or positions. The Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When the Fund engages in forward currency transactions, certain asset segregation requirements must be satisfied to ensure that the use of foreign currency transactions is unleveraged. When a Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" a forward currency position generally by entering into an offsetting position.

     The transaction costs to the Fund of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Adviser may be incorrect in its expectations as to currency fluctuations, and the Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, a Fund may not be able to contract to sell or purchase that currency at an advantageous price.

     At or before the maturity of a forward sale contract, the Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

     FOREIGN CURRENCY EXCHANGE TRANSACTIONS. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather may allow the Fund to establish a rate of exchange for a future point in time.

     The Fund may enter into forward foreign currency exchange contracts in several circumstances. When entering into a contract for the purchase or sale of a security, the Fund may enter into a contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     When the Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the securities held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will generally not be possible to precisely match the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. While forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars. In addition, the Adviser may purchase or sell forward foreign currency exchange contracts for the Fund for non-hedging purposes when the Adviser anticipates that the foreign currency will appreciate or depreciate in value.

     A separate account consisting of liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations, equal to the amount of the Fund's assets that could be required to consummate forward contracts will be established with the Fund's Custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if the Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

     STRIPPED SECURITIES. The Federal Reserve has established an investment program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." The Fund may purchase securities registered under this program. This program allows the Fund to be able to have beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. The Treasury Department has, within the past several years, facilitated transfers of such securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system.

     In addition, the Fund may acquire U.S. Government Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government Obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners.

     MONEY MARKET INSTRUMENTS. The Fund may invest in "money market instruments," for purposes of temporary defensive measures which include, among other things, bank obligations. Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Such deposits are not FDIC insured and the Fund bears the risk of bank failure. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Fund.

Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Fund will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities.

     DURATION. Although the Fund has no restriction as to the maximum or minimum duration of any individual security held by it, during normal market conditions the Fund's average effective duration will generally be within 5% of the duration of the Lehman Brothers Aggregate Bond Index. "Duration" is a term used by investment managers to express the average time to receipt of expected cash flows (discounted to their present value) on a particular fixed income instrument or a portfolio of instruments. Duration takes into account the pattern of a security's cash flow over time, including how cash flow is affected by prepayments and changes in interest rates. For example, the duration of a five-year zero coupon bond that pays no interest or principal until the maturity of the bond is five years. This is because a zero coupon bond produces no cash flow until the maturity date. On the other hand, a coupon bond that pays interest semi-annually and matures in five years will have a duration of less than five years, which reflects the semi-annual cash flows resulting from coupon payments. Duration also generally defines the effect of interest rate changes on bond prices. Generally, if interest rates increase by one percent, the value of a security having an effective duration of five years would decrease in value by five percent.


                             INVESTMENT LIMITATIONS

     The Funds have adopted the following fundamental investment limitations which may not be changed without the affirmative vote of the holders of a majority of the Funds' outstanding shares (as defined in Section 2(a)(42) of the 1940 Act). As used in this Statement of Additional Information and in the Prospectus, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular class, series or Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Fund. Each Fund's investment goals and strategies described in the Prospectuses may be changed by the Company's Board of Directors without the approval of the Fund's shareholders. Each Fund may not:


     1. Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements and the Bond, Large Cap Value, Mid Cap Value and Small Cap Value Funds may enter into dollar rolls for temporary purposes in amounts up to one-third of the value of each Fund's respective total assets at the time of such borrowing and provided that, for any borrowing with respect to the Large Cap Value, Mid Cap Value, Long/Short Equity and Boston Partners Funds, there is at least 300% asset coverage for the borrowings of the Fund. A Fund may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. However, with respect to the Large Cap Value, Mid Cap Value, Long/Short Equity and Boston Partners Funds, the amount shall not be in excess of lesser of the dollar amounts borrowed or 33 1/3% of the value of the Fund's total assets at the time of such borrowing, provided that for the Long/Short Equity and Boston Partners
          Funds: (a) short sales and related borrowings of securities are not subject to this restriction; and (b) for the purposes of this restriction, collateral arrangements with respect to options, short sales, stock index, interest rate, currency or other futures, options on futures contracts, collateral arrangements with respect to initial and variation margin and collateral arrangements with respect to swaps and other derivatives are not deemed to be a pledge or other encumbrance of assets, and provided that for the Large Cap Value and Mid Cap Value Funds, any collateral arrangements with respect to the writing of options, futures contracts and options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets. The Small Cap Value, Large Cap Value and Bond Funds will not purchase securities while aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of total assets. Securities held in escrow or separate accounts in connection with a Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation; (For purposes of this Limitation No. 1, any collateral arrangements with respect to, if applicable, the writing of options and futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets).


     2. Issue any senior securities, except as permitted under the 1940 Act; (For purposes of this Limitation No. 2, neither the collateral arrangements with respect to options and futures identified in Limitation No. 1, nor the purchase or sale of futures or related options are deemed to be the issuance of senior securities).

     3. Act as an underwriter of securities within the meaning of the Securities Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

     4. Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest: (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein; or (b) in real estate investment trusts;

     5. Purchase or sell commodities or commodity contracts, except that a Fund may deal in forward foreign exchanges between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

     6. Make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan;

     7. Invest 25% or more of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); or

     8. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.


     In addition to the fundamental investment limitations specified above, neither the Long/Short Equity nor the Boston Partners Funds may not:

Purchase any securities which would cause 25% or more of the value of a Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;


     For purposes of Investment Limitation No. 1, collateral arrangements with respect to, if applicable, the writing of options, futures contracts, options on futures contracts, forward currency contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security for purposes of Investment Limitation No. 2.


     In addition to the fundamental investment limitations specified above, the Long/Short Equity and Boston Partners Funds are subject to the following nonfundamental limitations. The Long/Short Equity and Boston Partners Funds may not:

     1. Make investments for the purpose of exercising control or management, but investments by a Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management; or

     2. Purchase securities on margin, except for short-term credits necessary for clearance of portfolio transactions, and except that the Fund may make margin deposits in connection with its use of short sales, options, futures contracts, options on futures contracts and forward contracts.

     The Funds may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

     Securities held by a Fund generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act.

     If a percentage restriction under one of a Fund's investment policies or limitations or the use of assets is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation (except with respect to any restrictions that may apply to borrowings or senior securities issued by the Fund).

                            MANAGEMENT OF THE COMPANY

     DIRECTORS AND OFFICERS.

     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The directors and executive officers of the Company, their ages, business addresses and principal occupations during the past five years are:

                                        POSITION              PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                   WITH RBB              DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------


Arnold M. Reichman - 53                Director               Director, Gabelli Group Capital Partners (an investment partnership)
609 Greenwich Street                                          since December 2000; Chief Operating Officer and member of the Board
5th Floor                                                     of Directors of Outercurve Technologies (wireless enabling
New York, NY  10014                                           services) until April 2001; Chief Operating Officer and a
                                                              member of the Executive Operating Committee of Warburg Pincus
                                                              Asset Management, Inc.; Executive Officer and Director of
                                                              Credit Suisse Asset Management Securities, Inc. (formerly
                                                              Counsellors Securities Inc.) and Director/Trustee of various investment companies advised by Warburg Pincus Asset Management,
                                                              Inc. until September 15, 1999; Prior to 1997, Managing Director of
                                                              Warburg Pincus Asset Management, Inc.

*Robert Sablowsky - 64                  Director              Executive Vice President of Fahnestock Co., Inc. (a
Fahnestock & Company, Inc.                                    registered broker-dealer); Prior to October 1996,
125 Broad Street                                              Executive Vice President of Gruntal & Co., Inc. (a
New York, NY  10004                                           registered broker-dealer).

Francis J. McKay - 66                   Director              Since 1963, Executive Vice President, Fox Chase
Fox Chase Cancer Institute                                    Cancer Center (biomedical research and medical care).
7701 Burholme Avenue
Philadelphia, PA  19111

*Marvin E. Sternberg - 68                Director             Since 1974, Chairman, Director and President, Moyco
Moyco Technologies, Inc.                                      Technologies, Inc. (manufacturer of dental supplies
200 Commerce Drive                                            and precision coated abrasives).
Montgomeryville, PA  18936

Julian A. Brodsky - 68                  Director              Director and Vice Chairman, since 1969 Comcast
Comcast Corporation                                           Corporation (cable television and communications);
1500 Market Street                                            Director, NDS Group PLC; Director, Internet Capital
35th Floor                                                    Group.
Philadelphia, PA  19102

Donald van Roden - 78                   Director and          Self-employed businessman.  From February 1980 to
1200 Old Mill Lane                      Chairman of the       March 1987, Vice Chairman, SmithKline Beecham
Wyomissing, PA  19610                   Board                 Corporation (pharmaceuticals).

                                        POSITION              PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                   WITH RBB              DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------


Edward J. Roach - 77                    President and         Certified Public Accountant; Vice Chairman of the
Suite 100                               Treasurer             Board, Fox Chase Cancer Center; Trustee Emeritus,
Bellevue Park Corporate                                       Pennsylvania School for the Deaf; Trustee Emeritus,
Center                                                        Immaculata College; President or Vice President and
400 Bellevue Parkway                                          Treasurer of various investment companies advised by
Wilmington, DE  19809                                         subsidiaries of PNC Bank Corp. (1981-1997); Managing
                                                              General Partner and Treasurer of Chestnut Street
                                                              Exchange Fund; Director of the Bradford Funds, Inc.
                                                              (1996-2000)



* Each of Mr. Sablowsky and Mr. Sternberg is an "interested person" of RBB, as that term is defined in the 1940 Act.

     Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Company the firm to be selected as independent auditors.

     Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Company when the Board of Directors is not in session.


     Messrs. McKay, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of the Company.


     DIRECTORS' COMPENSATION.


     The Company currently pays directors $15,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $6,000 per year for his services in this capacity. Directors are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 2001, each of the following members of the Board of Directors received compensation from RBB in the following amounts:


                                AGGREGATE        PENSION OR RETIREMENT     ESTIMATED ANNUAL     TOTAL COMPENSATION FROM
                            COMPENSATION FROM     BENEFITS ACCRUED AS       BENEFITS UPON        FUND AND FUND COMPLEX
NAME OF PERSON/POSITION         REGISTRANT       PART OF FUND EXPENSES        RETIREMENT           PAID TO DIRECTORS
-----------------------------------------------------------------------------------------------------------------------


Julian A. Brodsky,           $21,250                    N/A                        N/A                  $21,250
Director
Francis J. McKay,            $22,500                    N/A                        N/A                  $22,500
Director

                                AGGREGATE        PENSION OR RETIREMENT     ESTIMATED ANNUAL     TOTAL COMPENSATION FROM
                            COMPENSATION FROM     BENEFITS ACCRUED AS       BENEFITS UPON        FUND AND FUND COMPLEX
NAME OF PERSON/POSITION         REGISTRANT       PART OF FUND EXPENSES        RETIREMENT           PAID TO DIRECTORS
-----------------------------------------------------------------------------------------------------------------------


Arnold M. Reichman,          $18,750                 N/A                        N/A                  $18,750
Director
Robert Sablowsky,            $21,250                 N/A                        N/A                  $21,250
Director
Marvin E. Sternberg,         $22,500                 N/A                        N/A                  $22,500
Director
Donald van Roden,            $27,250                 N/A                        N/A                  $27,250
Director and Chairman



     On October 24, 1990, the Company adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Company will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by the Company's advisers, custodians, administrators and distributor, the Company itself requires only one part-time employee. No officer, director or employee of the Adviser or the Distributor currently receives any compensation from the Company.

     CODE OF ETHICS.


     The Company, the Adviser and PFPC Distributors, Inc. have adopted codes of ethics that permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Company.

                                 CONTROL PERSONS



     As of November 16, 2001, to the Company's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Company indicated below. See "Additional Information Concerning Fund Shares" above. The Company does not know whether such persons also beneficially own such shares.



------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
CASH PRESERVATION MONEY MARKET        Karen M. McElhinny                                               5.836%
                                      and Contribution Account
                                      4943 King Arthur Drive
                                      Erie, PA 16506

------------------------------------- ------------------------------------------------------- ------------------------
                                      Luanne M. Garvey                                                31.966%
                                      and Robert J. Garvey
                                      2729 Woodland Ave.
                                      Trooper, PA 19403

------------------------------------- ------------------------------------------------------- ------------------------
                                      Dominic and Barbara Pisciotta                                   25.501%
                                      and Successors in Trust under the Dominic Trust &
                                      Barbara Pisciotta Caring Trust dated 01/24/92
                                      207 Woodmere Way
                                      St. Charles, MD 63303

------------------------------------- ------------------------------------------------------- ------------------------
                                      David G. Bilka                                                   6.271%
                                      1962 FoxPointe Drive
                                      Arnold, MO 63010

------------------------------------- ------------------------------------------------------- ------------------------
SANSOM STREET MONEY MARKET            Saxon and Co.                                                    5.402%
                                      FBO Paine Webber
                                      A/C 32 32 400 4000038
                                      P.O. Box 7780 1888
                                      Philadelphia, PA 19182

------------------------------------- ------------------------------------------------------- ------------------------
                                      Saxon and Co.                                                   94.572%
                                      c/o PNC Bank, N.A.
                                      F6-F266-02-2
                                      8800 Tinicum Blvd.
                                      Philadelphia, PA 19153

------------------------------------- ------------------------------------------------------- ------------------------
CASH PRESERVATION                     Gary L. Lange                                                   61.819%
MUNICIPAL MONEY MARKET                and Susan D. Lange
                                      JT TEN
                                      1664 Kersley Circle
                                      Heathrow, FL 32746

------------------------------------- ------------------------------------------------------- ------------------------
                                      Andrew Diederich                                                 5.805%
                                      and Doris Diederich
                                      JT TEN
                                      1003 Lindeman
                                      Des Peres, MO 63131

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Mark Koehler                                                     7.632%
                                      and Suzanne Koehler
                                      JT TEN WROS
                                      3925 Bowen St.
                                      St. Louis, MO 63116

------------------------------------- ------------------------------------------------------- ------------------------
N/I MICRO CAP FUND                    Charles Schwab & Co., Inc.                                       6.941%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds A/C 3143-0251
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Janis Claflin, Bruce Fetzer and                                  8.482%
                                      Winston Franklin
                                      Robert Lehman Trust
                                      The John E. Fetzer Institute, Inc.
                                      U/A DTD 06-1992
                                      Attn: Christina Adams
                                      9292 West KL Ave.
                                      Kalamazoo, MI 49009

------------------------------------- ------------------------------------------------------- ------------------------
                                      Public Inst. For Social Security                                26.425%
                                      1001 19th St., N.
                                      16th Flr.
                                      Arlington, VA 22209

------------------------------------- ------------------------------------------------------- ------------------------
                                      McKinsey Master Retirement Trust                                20.319%
                                      114 W. 47th Street
                                      20th Floor
                                      New York, NY 10036

------------------------------------- ------------------------------------------------------- ------------------------
N/I GROWTH FUND                       Charles Schwab & Co., Inc.                                       6.749%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Citibank North America Inc.                                     53.465%
                                      Trst. Sargent & Lundy Retirement Trust
                                      DTD. 06/01/96
                                      Mutual Fund Unit
                                      Bld. B Floor 1 Zone 7
                                      3800 Citibank Center
                                      Tampa, FL 33610-9122

------------------------------------- ------------------------------------------------------- ------------------------
                                      Louisa Stude Sarofim Foundation                                  7.059%
                                      c/o Nancy Head
                                      DTD. 01/04/91
                                      1001 Fannin 4700
                                      Houston, TX 77002

------------------------------------- ------------------------------------------------------- ------------------------
N/I MID CAP                           Charles Schwab & Co., Inc.                                      19.299%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                                7.529%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water St. 32nd Floor
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
N/I SMALL CAP VALUE FUND              Charles Schwab & Co., Inc.                                      45.738%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      State Street Bank and Trust Company                             21.865%
                                      FBO Yale Univ.
                                      Retirement Plan for Staff Emp.
                                      State Street Bank & Trust Company
                                      Master Tr. Div.
                                      Attn: Kevin Sutton
                                      Solomon Williard Bldg.
                                      One Enterprise Drive
                                      North Quincy, MA 02171

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Yale University                                                 10.876%
                                      Trst. Yale University Ret. Health Bene. Trust
                                      Attn: Seth Alexander
                                      230 Prospect St.
                                      New Haven, CT 06511

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LARGE CAP VALUE       Charles Schwab & Co., Inc.                                       9.197%
FUND -                                Special Custody Account
INSTITUTIONAL SHARES                  for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Swanee Hunt and Charles Ansbacher                               18.011%
                                      Trst. Swanee Hunt Family Foundation
                                      c/o Beth Benham
                                      168 Brattle St.
                                      Cambridge, MA 02138

------------------------------------- ------------------------------------------------------- ------------------------
                                      Samuel Gary and Ronald Williams                                  6.388%
                                      and David Younggren
                                      Trst. Gary Tax Advantaged PRO and PST
                                      370 17th Street
                                      Suite 5300

------------------------------------- ------------------------------------------------------- ------------------------
                                      Union Bank of California                                        15.886%
                                      FBO Service Employees BP 610001265-01
                                      P.O. Box 85484
                                      San Diego, CA 92186

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Bank National Association                                  17.566%
                                      FBO A-Dec Inc. DOT 093098
                                      Attn: Mutual Funds
                                      A/C 97307536
                                      P.O. Box 64010
                                      St. Paul, MN 55164-0010

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Northern Trust Company                                          19.761%
                                      FBO AEFC Pension Trust
                                      A/C 22-53582
                                      P. O. Box 92956
                                      Chicago, IL 60675

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LARGE CAP VALUE       Charles Schwab & Co., Inc.                                       76.11%
FUND-INVESTOR SHARES                  Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MID CAP VALUE FUND-   John Carroll University                                          5.646%
INSTITUTIONAL SHARES                  20700 N. Park Blvd.
                                      University Heights, OH 44118

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & Co.                                                        13.83%
                                      A/C BPHF 3006002
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------
                                      JMB Realty Corporation ESP                                       7.252%
                                      900 N. Michigan Ave.
                                      Chicago, IL 60611-1575

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Bank National Association                                    8.19%
                                      TRST SIS of the Order of St. Benedict RP
                                      A/C 21743240
                                      Mutual Funds Department
                                      P.O. Box 64010

------------------------------------- ------------------------------------------------------- ------------------------
                                      Strafe & Co.                                                     9.935%
                                      FAO S.A.A.F Custody
                                      A/C 8300022102
                                      P.O. Box 160
                                      Westerville, OH 43086-0160

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & Co.                                                       10.778%
                                      A/C CHIF1001182
                                      FBO Childrens Hospital LA
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      American Express Trust Co.                                       9.317%
                                      FBO American Express
                                      Retirement Serv Plans
                                      Attn: Pat Brown
                                      50534 AXP Financial Ctr.
                                      Minneapolis, MN 55474

------------------------------------- ------------------------------------------------------- ------------------------
                                      First Union National Bank                                       12.487%
                                      FBO Reciprocal of America
                                      A/C 5028298445
                                      1525 W WT Harris Blvd. #NC1151
                                      Charlotte, NC 28262-1151

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MID CAP VALUE FUND-   National Financial Svcs. Corp.                                   20.18%
INVESTOR SHARES                       for Exclusive Benefit of Our Customers
                                      Sal Vella
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      15.576%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      George B. Smithy, Jr.                                            8.276%
                                      38 Greenwood Road
                                      Wellesley, MA 02181

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS BOND FUND-            Chiles Foundation                                               10.105%
INSTITUTIONAL SHARES                  111 S.W. Fifth Ave.
                                      Suite 4050
                                      Portland, OR 97204

------------------------------------- ------------------------------------------------------- ------------------------
                                      The Roman Catholic Diocese of                                   70.928%
                                      Raleigh, NC
                                      General Endowment
                                      715 Nazareth St.
                                      Raleigh, NC 27606

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      The Roman Catholic Diocese of                                   15.433%
                                      Raleigh, NC
                                      Clergy Trust
                                      715 Nazareth St.
                                      Raleigh, NC 27606

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS BOND FUND-            National Financial Services Corp.                               23.789%
INVESTOR SHARES                       for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds 5th Floor
                                      Sal Vella
                                      200 Liberty Street
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      47.797%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      John M. Noyes                                                    5.582%
                                      IRA Rollover
                                      38 Buckboard St.
                                      Phenix City, AL 36869

------------------------------------- ------------------------------------------------------- ------------------------
                                      Edward A. Aloe                                                   5.735%
                                      Rollover IRA
                                      Two Benedict PL
                                      Greenwich, CT 06830

------------------------------------- ------------------------------------------------------- ------------------------
                                      Edward A. Aloe                                                   5.103%
                                      Two Benedict PL
                                      Greenwich, CT 06830

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS                       Boston Partners Asset Mgmt. L. P.                                6.332%
SMALL CAP VALUE FUND II-              Attn: Jan Penney
INSTITUTIONAL SHARES                  28 State St.
                                      Boston, MA 02109

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investor Services Corp.                                16.499%
                                      FBO Exclusive Benefit for Our Customers
                                      55 Water St.
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      A Cleveland R. Dastin and W Donovan                             10.692%
                                      T Burback J Dibrigidu TTEES
                                      Trst. Sheehan Phinney Bass & Green PSP
                                      1000 Elm Street
                                      Manchester, NH 03105-3701

------------------------------------- ------------------------------------------------------- ------------------------
                                      MCNC Endowment                                                  26.145%
                                      P.O. Box 110023
                                      Research Triangle Park, NC 27709

------------------------------------- ------------------------------------------------------- ------------------------
                                      Plumbers and Steamfitters                                       15.857%
                                      Local No. 7 Pension Fund
                                      Robert M. Valenty, Administrator
                                      Mary Allen Smith,
                                      Assistant Administrator
                                      308 Wolf Road

------------------------------------- ------------------------------------------------------- ------------------------
                                      Memorial Hospital of Martinsville                                5.859%
                                      and Henry Counties
                                      320 Hospital Drive
                                      P.O. Box 4788
                                      Martinsville, VA 24115-4788

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS SMALL CAP VALUE       National Financial Services Corp.                               37.764%
FUND II - INVESTOR SHARES             for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds
                                      5th Floor
                                      200 Liberty St.
                                      1 World Financial Center
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      39.468%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                                 7.68%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     National Investors Services Corp.                                12.22%
FUND -                                for the Exclusive Benefit of Our Customers
INSTITUTIONAL SHARES                  Sal Velle
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Boston Partners Asset Mgmt. L. P.                                5.421%
                                      Attn: Jan Penney
                                      28 State St.
                                      Boston, MA 02109

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      67.811%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      FTC and Co.                                                      5.385%
                                      Attn: Datalynx House Account
                                      P.O. Box 173736
                                      Denver, CO 80217-3736

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     National Investors Services Corp.                               34.627%
FUND -                                for the Exclusive Benefit of Our Customers
INVESTOR SHARES                       Sal Velle
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                               14.187%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
SCHNEIDER SMALL CAP VALUE FUND        Arnold C. Schneider III                                          6.375%
                                      SEP IRA
                                      826 Turnbridge Road
                                      Wayne, PA 19087

------------------------------------- ------------------------------------------------------- ------------------------
                                      John Frederick Lyness                                            7.327%
                                      81 Hillcrest Ave.
                                      Summit, NJ 07901

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Fulvest & Co.                                                    7.354%
                                      c/o Fulton Bank Trust Department
                                      P.O. Box 3215
                                      Lancaster, PA 17604-3215

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      17.817%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Ursinus College Endowment Fund                                  20.482%
                                      P.O. Box 1000
                                      Collegeville, PA 19426

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & CO.                                                        9.267%
                                      A/C CPVF1854542
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------
BOGLE SMALL CAP GROWTH FUND-          National Investors Services Corp.                                9.883%
INVESTOR SHARES                       for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      32nd floor
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
BOGLE SMALL CAP GROWTH FUND-          FTC & Co.                                                        6.705%
INSTITUTIONAL SHARES                  Attn: Datalynx 125
                                      P.O. Box 173736
                                      Denver, CO 80217-3736

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Equity Investment Portfolio L.P.                            8.495%
                                      1001 North U.S. Highway One
                                      Suite 800
                                      Jupiter, FL 33477

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co, Inc.                                       63.924%
                                      Special Custody Account
                                      for the Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------

     As of November 16, 2001, the directors and officers as a group owned less than 1% of each class within the Company's Shares.



                        INVESTMENT ADVISORY, DISTRIBUTION
                           AND SERVICING ARRANGEMENTS

     ADVISORY AGREEMENTS.


     Boston Partners renders advisory services to the Funds pursuant to Investment Advisory Agreements dated October 16, 1996 with respect to the Bond and Large Cap Value Funds, May 30, 1997 with respect to the Mid Cap Value Fund, July 1, 1998 with respect to the Small Cap Value Fund II, November 13, 1998 with respect to the Long/Short Equity Fund (formerly the Market Neutral Fund) and June 1, 1999 with respect to the Boston Partners Fund (the "Advisory Agreements"). Boston Partners' general partner is Boston Partners, Inc.

     Boston Partners has investment discretion for the Funds and will make all decisions affecting the assets of the Funds under the supervision of the Company's Board of Directors and in accordance with each Fund's stated policies. Boston Partners will select investments for the Funds. For its services to the Funds, Boston Partners is entitled to receive a monthly advisory fee under the Advisory Agreements computed at an annual rate of 0.40% of the Bond Fund's average daily net assets, 2.25% of the Long/Short Equity Fund's average daily net assets, 0.10% of the Boston Partners Fund's average daily net assets, 0.75% of the Large Cap Value Fund's average daily net assets, 0.80% of the Mid Cap Value Fund's average daily net assets and 1.25% of the Small Cap Value Fund's average daily net assets. Until December 31, 2001, Boston Partners has agreed to waive its fees to the extent necessary to maintain an annualized expense ratio for : 1) the Institutional Class of the Boston Partners Bond Fund, Boston Partners Long/Short Equity Fund, Boston Partners Fund, Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund and Boston Partners Small Cap Value Fund II of 0.60%, 3.22%, 3.05%, 1.00%, 1.00% and 1.55%, respectively and
2) the Investor Class of the Boston Partners Bond Fund, Boston Partners Long/Short Equity Fund, Boston Partners Fund, Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund and Boston

Partners Small Cap Value Fund II of 0.82%, 3.44%, 3.30%, 1.22%, 1.22% and 1.77%,
respectively. There can be no assurance that Boston Partners will continue such waivers thereafter, after December 31, 2001. The Boston Partners Fund had not commenced operations as of the date of this Statement of Additional Information and therefore no fees are shown for the Fund.

     For the fiscal years ended August 31, 2001, August 31, 2000 and August 31, 1999 the Funds paid Boston Partners advisory fees and Boston Partners waived advisory fees as follows:


                               ADVISORY FEES PAID
                               (AFTER WAIVERS AND
FUND                             REIMBURSEMENTS)               WAIVERS                REIMBURSEMENTS
----                           ------------------              -------                --------------

FISCAL YEAR ENDED AUGUST 31, 2001

Bond                                      $0                    $33,449                  $137,723
Long/Short Equity                   $192,769                   $132,516                   $88,056
Large Cap Value                     $200,602                   $140,682                      $191
Mid Cap Value                       $880,333                   $262,735                       $--
Small Cap Value                     $532,213                    $90,446                   $91,020


FISCAL YEAR ENDED AUGUST 31, 2000


Bond                                      $0                    $43,368                    $119,992
Long/Short Equity                         $0                    $26,019                    $118,492
Large Cap Value                     $205,225                   $147,093                          $0
Mid Cap Value                     $1,041,648                   $189,796                          $0
Small Cap Value                           $0                    $21,160                    $130,240


FISCAL YEAR ENDED AUGUST 31, 1999

Bond                                      $0                    $56,220                     $72,841
Long/Short Equity(1)                      $0                    $12,727                    $121,414
Large Cap Value                     $450,337                   $109,852                          $0
Mid Cap Value                       $926,862                   $128,384                          $0
Small Cap Value                           $0                    $18,140                    $129,809


(1)  Commenced operations November 17, 1998.


     Each class of the Funds bears its own expenses not specifically assumed by Boston Partners. General expenses of the Company not readily identifiable as belonging to a portfolio of the Company are allocated among all investment portfolios by or under the direction of the Company's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by Boston Partners; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Company or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by the Company to its directors and officers;
(g) organizational costs; (h) fees to the investment adviser and PFPC; (i) fees and expenses of officers and directors who are not affiliated with a portfolio's investment adviser or Distributor; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Funds and their shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of the Company; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of the Company; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by a portfolio's investment adviser under its advisory agreement with the portfolio. Each class of the Funds pays its own distribution fees, if applicable, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by such class or if it receives different services.

     Under the Advisory Agreement, Boston Partners will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Company in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Boston Partners in the performance of its respective duties or from reckless disregard of its duties and obligations thereunder.


     The Advisory Agreements were most recently approved on July 19, 2001 by vote of the Company's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreements or interested persons (as defined in the 1940 Act) of such parties. The Advisory Agreements were approved by the initial shareholder of each class of the Funds. The Advisory Agreements are terminable by vote of the Company's Board of Directors or by the holders of a majority of the outstanding voting securities of the Funds, at any time without penalty, on 60 days' written notice to Boston Partners. The Advisory Agreements may also be terminated by Boston Partners on 60 days' written notice to the Company. The Advisory Agreement terminates automatically in the event of its assignment.


     CUSTODIAN AND TRANSFER AGENCY AGREEMENTS.

     PFPC Trust Company, 8800 Tinicum Boulevard, Suite 200, Philadelphia, Pennsylvania 19153, is custodian of the Funds' assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PFPC Trust Company: (a) maintains a separate account or accounts in the name of each Fund; (b) holds and transfers portfolio securities on account of each Fund; (c) accepts receipts and makes disbursements of money on behalf of each Fund; (d) collects and receives all income and other payments and distributions on account of each Fund's portfolio securities; and (e) makes periodic reports to the Company's Board of Directors concerning the Funds' operations. PFPC Trust Company is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Funds, provided that PFPC Trust Company remains responsible for the performance of all of its duties under the Custodian Agreement and holds the Funds harmless from the acts and omissions of any sub-custodian. For its services to the Funds under the

Custodian Agreement, PFPC Trust Company receives a fee, which is calculated based upon each Fund's average daily gross assets as follows: $.18 per $1,000 on the first $100 million of average daily gross assets; $.15 per $1,000 on the next $400 million of average daily gross assets; $.125 per $1,000 on the next $500 million of average daily gross assets; and $.10 per $1,000 on average daily gross assets over $1 billion, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.


     PFPC Inc. ("PFPC"), 400 Bellevue Parkway, Wilmington, Delaware 19809, an affiliate of PFPC Trust Company, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement dated November 5,1991, as supplemented (the "Transfer Agency Agreement"), under which PFPC: (a) issues and redeems shares of each Fund; (b) addresses and mails all communications by the Funds to record owners of the Shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (c) maintains shareholder accounts and, if requested, sub-accounts; and (d) makes periodic reports to the Company's Board of Directors concerning the operations of the Funds. PFPC may, on 30 days' notice to the Company, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Funds under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $10 per account in the Fund, exclusive of out-of-pocket expenses, and also receives reimbursement of its out-of-pocket expenses.


     ADMINISTRATION AGREEMENT.


     PFPC serves as administrator to the Funds pursuant to Administration and Accounting Services Agreements dated October 16, 1996 with respect to the Bond and Large Cap Value Funds, May 30, 1997 with respect to the Mid Cap Value Fund, July 1, 1998 with respect to the Small Cap Value Fund II and November 13, 1998 with respect to the Long/Short Equity Fund and June 1, 1999 with respect to the Boston Partners Fund (the "Administration Agreements"). PFPC has agreed to furnish to the Funds statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds. In addition, PFPC has agreed to prepare and file various reports with the appropriate regulatory agencies and prepare materials required by the SEC or any state securities commission having jurisdiction over the Funds. For its services to the Funds, PFPC is entitled to receive a fee calculated at an annual rate of
 .125% of each Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis. PFPC is currently waiving one-half of its minimum annual fee on the Bond Fund, Small Cap Fund and the Long/Short Equity Fund. The Boston Partners Fund had not commenced operations as of the date of this Statement of Additional Information and therefore no fees are shown for the Fund.

     For the fiscal years ended August 31, 2001, 2000 and 1999, the Funds paid PFPC administration fees as follows:


                            ADMINISTRATION FEES PAID
                               (AFTER WAIVERS AND
FUND                             REIMBURSEMENTS)               WAIVERS                REIMBURSEMENTS
----                        ------------------------           -------                --------------

FISCAL YEAR ENDED AUGUST 31, 2001

Bond                                 $75,000                       $0                      $0
Long/Short Equity                    $66,979                   $8,021                      $0
Large Cap Value                      $75,000                       $0                      $0
Mid Cap Value                       $178,604                       $0                      $0
Small Cap Value                     $105,572                       $0                      $0

FISCAL YEAR ENDED AUGUST 31, 2000

Bond                                 $62,500                    $12,500                    $0
Long/Short Equity                    $37,500                    $37,500                    $0
Large Cap Value                      $75,000                         $0                    $0
Mid Cap Value                       $192,413                         $0                    $0
Small Cap Value                      $43,750                    $31,250                    $0

FISCAL YEAR ENDED AUGUST 31, 1999

Bond                                 $37,499                    $37,501                    $0
Long/Short Equity(1)                 $31,250                    $31,250                    $0
Large Cap Value                      $93,735                         $0                    $0
Mid Cap Value                       $164,882                         $0                    $0
Small Cap Value                      $37,500                    $37,500                    $0

(1)  Commenced operations November 17, 1998.


     The Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Company or a Fund in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder.

     DISTRIBUTION AGREEMENT.


     PFPC Distributors, Inc. ("PFPC Distributors"), whose principal business address is 3200 Horizon Drive, King of Prussia, Pennsylvania 19406, serves as the distributor of the Funds pursuant to the terms of a distribution agreement, dated as of January 2, 2001 (the "Distribution Agreement") on behalf of the Institutional and Investor Classes. Pursuant to the Distribution Agreement and the Plans of Distribution, as amended, for the Investor Class (together, the "Plans"), which were adopted by the Company in the manner prescribed by Rule

12b-1 under the 1940 Act, the Distributor will use appropriate efforts to solicit orders for the sale of each Fund's Shares. Payments to the Distributor under the Plans are to compensate it for distribution assistance and expenses assumed and activities intended to result in the sale of shares of the Investor Class. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreement, a distribution fee under the Plans, to be calculated daily and paid monthly by the Investor Class, at the annual rate set forth in the Prospectus. The Boston Partners Fund had not commenced operations as of the date of this Statement of Additional Information and therefore no fees are shown for the Fund.



     Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") served as distributor of the Funds pursuant to a Distribution Agreement dated June 25, 1999. Fees paid for the periods prior to January 2, 2001 were paid by the Funds to PDI.

     For the fiscal years ended August 31, 2001, 2000 and 1999, the Investor Class of each of the Funds below paid PDI or PFPC Distributors fees as follows:
(1)

                             DISTRIBUTION FEES PAID
                               (AFTER WAIVERS AND
FUND                             REIMBURSEMENTS)               WAIVERS                REIMBURSEMENTS
----                         ----------------------            -------                --------------

FISCAL YEAR ENDED AUGUST 31, 2001

September 1, 2000 through January 1, 2001 (PDI)

Bond                                   $153                     $0                        $0
Long/Short Equity                      $283                     $0                        $0
Large Cap Value                      $1,700                     $0                        $0
Mid Cap Value                        $1,609                     $0                        $0
Small Cap Value                        $475                     $0                        $0

January 2, 2001 through August 31, 2001 (PFPC Distributors)

Bond                                   $444                     $0                        $0
Long/Short Equity                    $9,080                     $0                        $0
Large Cap Value                      $5,126                     $0                        $0
Mid Cap Value                        $3,353                     $0                        $0
Small Cap Value                    $104,966                     $0                        $0

FISCAL YEAR ENDED AUGUST 31, 2000

Bond                                   $434                     $0                        $0
Long/Short Equity                      $605                     $0                        $0
Large Cap Value                      $3,636                     $0                        $0
Mid Cap Value                        $5,236                     $0                        $0
Small Cap Value                        $703                     $0                        $0


FISCAL YEAR ENDED AUGUST 31, 1999

Bond                                 $4,158                      $16,630                  $0
Long/Short Equity(2)                   $219                         $874                  $0
Large Cap Value Fund                $20,836                      $83,346                  $0
Mid Cap Value                       $38,745                     $154,978                  $0
Small Cap Value                        $365                       $1,458                  $0

(1)  Of the fee amounts disclosed above, $0 was retained by the Distributor.
(2)  Commenced operations November 17, 1998.

     Among other things, the Plans provide that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Company regarding all amounts expended under the Plans and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plans will continue in effect only so long as they are approved at least annually, and any material amendment thereto is approved, by the Company's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by each Fund on the distribution of the Fund's shares of the Investor Class under the Plans shall not be materially increased without shareholder approval; and (4) while the Plans remain in effect, the selection and nomination of the Company's directors who are not "interested persons" of the Company (as defined in the 1940 Act) shall be committed to the discretion of such directors who are not "interested persons" of the Company.

     Mr. Sablowsky, a director of the Company, had an indirect interest in the operation of the Plans by virtue of his position with Fahnestock Co., Inc., a broker-dealer.

     ADMINISTRATIVE SERVICES AGENT.


     PFPC Distributors provides certain administrative services to the Institutional Class of each Fund that are not provided by PFPC, pursuant to an Administrative Services Agreement, dated as of January 2, 2001, between the Company and PFPC Distributors. These services include furnishing data processing and clerical services, acting as liaison between the Funds and various service providers and coordinating the preparation of annual, semi-annual and quarterly reports. As compensation for such administrative services, PFPC Distributors is entitled to a monthly fee calculated at the annual rate of .15% of the average daily net assets of the Institutional Class. PFPC Distributors is currently waiving fees in excess of .03% of each Fund's average daily net assets. Prior to January 2, 2001, PDI served as administrative services agent for the Institutional Class of each Fund pursuant to an Administrative Services Agreement dated June 25, 1999.

     Fees paid for the period prior to January 2, 2001 were paid by the Funds Institutional Class to PDI. The Boston Partners Fund had not commenced operations as of the date of this Statement of Additional Information and therefore no fees are shown for the Fund.

     For the fiscal years ended August 31, 2001, 2000 and 1999, PDI or PFPC Distributors received administrative services fees from the Institutional Class of the Funds below as follows:


                                          ADMINISTRATIVE SERVICES
FUND                                       FEES (AFTER WAIVERS)                    WAIVERS
----                                      -----------------------                  -------

FISCAL YEAR ENDED AUGUST 31, 2001

September 1, 2000 through January 1, 2001 (PDI)

Bond                                                $843                             $3,337
Long/Short Equity                                   $119                               $501
Large Cap Value                                   $4,227                            $16,870
Mid Cap Value                                    $15,572                            $61,479
Small Cap Value                                     $238                               $987

January 2, 2001 through August 31, 2001 (PFPC Distributors)

Bond                                              $1,594                             $6,430
Long/Short Equity                                 $3,095                            $12,353
Large Cap Value                                   $8,606                            $34,714
Mid Cap Value                                    $26,698                           $107,802
Small Cap Value                                   $2,053                             $8,239

FISCAL YEAR ENDED AUGUST 31, 2000

Bond                                              $3,200                            $12,802
Long/Short Equity                                   $273                             $1,096
Large Cap Value                                  $13,656                            $54,624
Mid Cap Value                                    $45,551                           $182,203
Small Cap Value                                     $423                             $1,694

FISCAL YEAR ENDED AUGUST 31, 1999

Bond                                              $4,158                            $16,630
Long/Short Equity(1)                                $219                               $874
Large Cap Value                                  $20,836                            $83,346
Mid Cap Value                                    $38,745                           $154,978
Small Cap Value                                     $365                             $1,458

(1)  Commenced operations November 17, 1998.



                             PORTFOLIO TRANSACTIONS

     Subject to policies established by the Board of Directors and applicable rules, Boston Partners is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Funds. In executing portfolio transactions, Boston Partners seeks to obtain the best price and most favorable execution for the Funds, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While Boston Partners generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

     No Fund has any obligation to deal with any broker or group of brokers in the execution of portfolio transactions. Boston Partners may, consistent with the interests of the Funds and subject to the approval of the Board of Directors, select brokers on the basis of the research, statistical and pricing services they provide to the Funds and other clients of Boston Partners. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by Boston Partners under its respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that Boston Partners determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of Boston Partners to a Fund and its other clients and that the total commissions paid by a Fund will be reasonable in relation to the benefits to a Fund over the long-term.

     The following chart shows the aggregate brokerage commissions paid by each Fund for the past three fiscal years:


FUND                  2001                      2000                        1999
----                  ----                      ----                        ----

Bond                        $0                      $500                        $665
Long/Short Equity(1)  $258,754                   $38,749                     $19,409
Large Cap Value       $110,863                  $126,102                    $211,118
Mid Cap Value         $962,381                  $987,663                    $790,052
Small Cap Value       $360,493                    $5,915                      $3,631

(1)  Commenced operations November 17, 1998.



     The Funds are required to identify any securities of the Company's regular broker dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the end of the most recent fiscal year. As of August 31, 2001, the following Funds held the following securities:



FUND                   SECURITY                             VALUE
----                   --------                             -----
Mid Cap Value
-------------
  A.G. Edwards, Inc.                                       $1,509,600
  Instinet Group, Inc.                                       $786,546

Small Cap Value
---------------
  SoundView Technology Group, Inc.                         $1,007,584
  Tucker Anthony Sutro Corp.                                 $871,258


     Investment decisions for each Fund and for other investment accounts managed by Boston Partners are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to a Fund.


                       PURCHASE AND REDEMPTION INFORMATION

     You may purchase shares through an account maintained by your brokerage firm and you may also purchase shares directly by mail or wire. The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Fund's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing that Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. A shareholder will also bear any market risk or tax consequences as a result of a payment in securities. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that each Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund. A shareholder will bear the risk of a decline in market value and any tax consequences associated with a redemption in securities.

     Under the 1940 Act, the Company may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which the SEC restricts trading on the NYSE or determines an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Company may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

     Shares of the Company are subject to redemption by the Company, at the redemption price of such shares as in effect from time to time, including, without limitation: to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time; if such redemption is, in the opinion of the Company's Board of Directors, desirable in order to prevent the Company or any Fund from being deemed a "personal holding company" within the meaning of the Internal Revenue Code of 1986, as amended; or if the net income with respect to any particular class of common stock should be negative or it should otherwise be appropriate to carry out the Company's responsibilities under the 1940 Act.


     The computation of the hypothetical offering price per share of an Institutional and Investor Share of the Funds based on the value of each Fund's net assets on August 31, 2001 and each Fund's Institutional and Investor Shares outstanding on such date is as follows:

         INSTITUTIONAL CLASS.

                                        LONG/SHORT
                          BOND            EQUITY       LARGE CAP VALUE     MID CAP VALUE     SMALL CAP VALUE
                          ----          ----------     ---------------     -------------     ---------------
Net assets                $8,484,333    $25,857,497       $40,368,019        $116,605,321       $21,547,033

Outstanding shares          $851,523     $1,628,523        $2,985,186          $9,291,781       $1,255,075

Net asset value                $9.96         $15.88            $13.52              $12.55            $17.17
per share

Maximum sales                     --             --                --                  --                --
charge


Maximum offering               $9.96         $15.88            $13.52              $12.55            $17.17
price to public


         INVESTOR CLASS.

                                        LONG/SHORT
                           BOND           EQUITY       LARGE CAP VALUE     MID CAP VALUE     SMALL CAP VALUE
                           ----         ----------     ---------------     -------------     ---------------
Net assets                $346,743      $11,243,581       $3,746,295         $1,786,889        $230,506,758

Outstanding shares         $34,557         $708,610         $272,908           $143,712         $13,488,120

Net asset value             $10.03           $15.87           $13.73             $12.43              $17.09
per share

Maximum sales                     --            --                --                 --                  --
charge

Maximum offering            $10.03           $15.87           $13.73             $12.43              $17.09
price to public

                               VALUATION OF SHARES

     The net asset values per share of each class of the Fund are calculated as of the close of the NYSE, generally 4:00 p.m. Eastern Time on each Business Day. "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. Net asset value per share, the value of an individual share in a fund, is computed by adding the value of the proportionate interest of each class in a Fund's securities, cash and other assets, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset values of each class are calculated independently of the other classes. Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to the evaluation. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at the close of regular trading (generally 4:00 p.m. Eastern Time); securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

     In determining the approximate market value of portfolio investments, the Funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on a Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Company's Board of Directors.


                             PERFORMANCE INFORMATION

     TOTAL RETURN.

     The Funds may from time to time advertise "average annual total return." Each Fund computes such return separately for each class of shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                              P(l+T)n = ERV

     Where :  T       =       average annual total return;

            ERV       =       ending redeemable value of a hypothetical $1,000
                              payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

              P       =       hypothetical initial payment of $1,000; and

              n       =       period covered by the computation, expressed in
                              years.

     And when solving for T:

                                     ERV 1/n
                               T = [(-------) - 1]
                                        P

     The Funds, when advertising "aggregate total return," compute such returns separately for each class of shares by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                                        ERV
            Aggregate Total Return             T = [(-------) -    1]
                                                         P

     The calculations are made assuming that: (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (2) all recurring fees charged to all shareholder accounts are included; and (3) for any account fees that vary with the size of the account, a mean (or median) account size in a Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

     The Boston Partners Fund had not commenced operations as of the date of this Statement of Additional Information and therefore no performance is shown for the Fund.

     Calculated according to the SEC Rules, the average annual total returns for the Funds for the one year period ended August 31, 2001 and since inception were as follows:



                                                                 AVERAGE ANNUAL TOTAL RETURN
                                                                 ---------------------------
FUND                                                 INSTITUTIONAL                            INVESTOR
----                                                 -------------                            --------
FOR THE FISCAL YEAR ENDED AUGUST 31, 2001

Bond                                                     11.68%                                 11.38%
Long/Short Equity                                        51.85%                                 51.51%
Large Cap Value                                           9.65%                                  9.45%
Mid Cap Value                                             8.23%                                  7.96%
Small Cap Value                                          54.57%                                 54.27%

SINCE INCEPTION

Bond(1)                                                   6.69%                                  6.43%
Long/Short Equity(2)                                     19.23%                                 19.04%
Large Cap Value(3)                                       10.73%                                 10.15%
Mid Cap Value(4)                                          6.36%                                  6.16%
Small Cap Value(5)                                       19.53%                                 19.34%


(1)  Commenced operations December 30, 1997.
(2)  Commenced operations November 17, 1998.
(3) The Institutional Class commenced operations January 2, 1997 and the Investor Class commenced operations January 16, 1997.
(4)  Commenced operations June 2, 1997.
(5)  Commenced operations July 1, 1998.


     Calculated according to the above formula, the aggregate total returns for the Funds for the one year period ended August 31, 2001 and since inception were as follows:



                                                                   AGGREGATE TOTAL RETURN
                                                                 ---------------------------
FUND                                                 INSTITUTIONAL                            INVESTOR
----                                                 -------------                            --------
FOR THE FISCAL YEAR ENDED AUGUST 31, 2001



Bond                                                     11.68%                                 11.38%
Long/Short Equity                                        51.85%                                 51.51%
Large Cap Value                                           9.65%                                  9.45%
Mid Cap Value                                             8.23%                                  7.96%
Small Cap Value                                          54.57%                                 54.27%

                                                                 AVERAGE ANNUAL TOTAL RETURN
                                                                 ---------------------------
FUND                                                 INSTITUTIONAL                            INVESTOR
----                                                 -------------                            --------
SINCE INCEPTION


Bond(1)                                                    26.86%                                 25.75%
Long/Short Equity(2)                                       63.39%                                 62.68%
Large Cap Value(3)                                         60.87%                                 56.42%
Mid Cap Value(4)                                           29.95%                                 28.90%
Small Cap Value(5)                                         76.13%                                 75.25%


-------------
(1)  Commenced operations December 30, 1997.
(2)  Commenced operations November 17, 1998.
(3) The Institutional Class commenced operations January 2, 1997 and the Investor Class commenced operations January 16, 1997.
(4)  Commenced operations June 2, 1997.
(5)  Commenced operations July 1, 1998.

     Investors should note that the total return figures are based on historical earnings and are not intended to indicate future performance.


                                      TAXES


     Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year, so that a Fund itself generally will be relieved of federal income and excise taxes. If a Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.


     The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98% of their ordinary income for the calendar year and capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Investors should note that the Funds may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid excise tax liability.


     Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

     Each Fund will be required in certain cases to withhold and remit to the United States Treasury at least 30% of its dividends paid to any shareholder:
(1) who has
provided either an incorrect tax identification number or no number at all; (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."


                  ADDITIONAL INFORMATION CONCERNING RBB SHARES


     RBB has authorized capital of 30 billion shares of Common Stock at a par value of $0.001 per share. Currently, 20.973 billion shares have been classified into 94 classes as shown in the table below. Under RBB's charter, the Board of Directors has the power to classify and reclassify any unissued shares of Common Stock from time to time.

                                            NUMBER OF
                                        AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)
---------------------------------------------------------
A (Growth & Income)                           100

B                                             100
C (Balanced)                                  100
D  (Tax-Free)                                 100
E (Money)                                     500
F (Municipal Money)                           500

G (Money)                                     500

H (Municipal Money)                           500
I (Sansom Money)                             1500
J (Sansom Municipal Money)                    500
K (Sansom Government Money)                   500

L (Bedford Money)                            1500

M (Bedford Municipal Money)                   500

N (Bedford Government Money)                  500

O (Bedford N.Y. Money)                        500

P (RBB Government)                            100

Q                                             100
R (Municipal Money)                           500
S (Government Money)                          500
T                                             500
U                                             500
V                                             500
W                                             100
X                                              50
Y                                              50
Z                                              50
AA                                             50
BB                                             50
CC                                             50
DD                                            100
EE                                            100
FF (n/i numeric Micro Cap)                     50
GG (n/i numeric Growth)                        50
HH (n/i numeric Mid Cap)                       50
II                                            100
JJ                                            100
KK                                            100
LL                                            100
MM                                            100

                                            NUMBER OF
                                        AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)
---------------------------------------------------------
YY (Schneider Capital Small Cap
Value)                                        100
ZZ                                            100
AAA                                           100
BBB                                           100
CCC                                           100
DDD (Boston Partners Institutional
Small Cap Value Fund II)                      100
EEE (Boston Partners Investors
Small Cap Value Fund II)                      100
FFF                                           100
GGG                                           100
HHH                                           100
III (Boston Partners Institutional
Long/Short Equity)                            100
JJJ (Boston Partners Investors
Long/Short Equity)                            100
KKK (Boston Partners Institutional
Long-Short Equity)                            100
LLL (Boston Partners Investors
Long-Short Equity)                            100
MMM  (n/i numeric Small Cap
     Value)                                   100
Class NNN (Bogle Institutional
Small Cap Growth)                             100
Class OOO (Bogle Investors Small
Cap Growth)                                   100
Select (Money)                                700
Beta 2 (Municipal Money)                        1
Beta 3 (Government Money)                       1
Beta 4 (N.Y. Money)                             1
Principal Class (Money)                       700
Gamma 2 (Municipal Money)                       1
Gamma 3 (Government Money)                      1
Gamma 4 (N.Y. Money)                            1
Bear Stearns Money                          2,500
Bear Stearns Municipal Money                1,500
Bear Stearns Government Money               1,000
Delta 4 (N.Y. Money)                            1
Epsilon 1 (Money)                               1
Epsilon 2 (Municipal Money)                     1
Epsilon 3 (Government Money)                    1
Epsilon 4 (N.Y. Money)                          1
Zeta 1 (Money)                                  1
Zeta 2 (Municipal Money)                        1
Zeta 3 (Government Money)                       1
Zeta 4 (N.Y. Money)                             1
Eta 1 (Money)                                   1
Eta 2 (Municipal Money)                         1

                                            NUMBER OF
                                        AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)
---------------------------------------------------------

NN                                            100
OO                                            100
PP                                            100
QQ (Boston Partners Institutional
Large Cap)                                    100
RR (Boston Partners Investors Large
Cap)                                          100
SS (Boston Partners Advisor Large
Cap)                                          100
TT (Boston Partners Investors Mid
Cap)                                          100
UU (Boston Partners Institutional
Mid Cap)                                      100
VV (Boston Partners Institutional
Bond)                                         100
WW (Boston Partners Investors
   Bond)                                      100


                                            NUMBER OF
                                        AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)
---------------------------------------------------------
Eta 3 (Government Money)                        1
Eta 4 (N.Y. Money)                              1
Theta 1 (Money)                                 1
Theta 2 (Municipal Money)                       1

Theta 3 (Government Money)                      1

Theta 4 (N.Y. Money)                            1


     The classes of Common Stock have been grouped into 14 separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Principal (Gamma) Family, the Select (Beta) Family, the Schneider Capital Management Family, the n/i numeric family of funds, the Boston Partners Family, the Bogle Family, the Bear Stearns Money Market Family, the Epsilon Family, the Theta Family, the Eta Family, and the Zeta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family, the Bedford Family and the Bear Stearns Money Market Family represent interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the n/i numeric investors family of funds represents interests in four non-money market portfolios; the Boston Partners Family represents interests in five non-money market portfolios; the Bogle Family represents interests in one non-money market portfolio; the Schneider Capital Management Family represents interests in one non-money market portfolio; the Select (Beta) Family, the Principal (Gamma) Family, the Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, New York Municipal Money Market and Government Obligations Money Market Portfolios.

         RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

         Holders of shares of each class of RBB will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as RBB shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by RBB's Articles of Incorporation, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS

     COUNSEL.

     The law firm of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Company and the non-interested directors.

     INDEPENDENT ACCOUNTANTS.

     PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103 serves as the Company's independent accountants. PricewaterhouseCoopers LLP performs an annual audit of the Company's financial statements.

                              FINANCIAL STATEMENTS


     The audited financial statements and notes thereto in the Portfolios' Annual Report to Shareholders for the fiscal year ended August 31, 2001 (the "2001 Annual Report") are incorporated by reference into this Statement of Additional Information. No other parts of the 2001 Annual Report are incorporated by reference herein. The financial statements included in the 2001 Annual Report have been audited by the Company's independent accountants, PricewaterhouseCoopers LLP, whose report thereon also appears in the Annual Report and is incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Copies of the 2001 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS
------------------------

         A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

         "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity or willingness to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if the payments on an obligation are jeopardized.

         Moody's commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.


         "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

         The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

         "AAA" - An obligation rated "AAA" is the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligors rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties and exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment.


         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.


         "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.



         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:


         "Aaa" - Bonds and preferred stock are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds and preferred stock are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds and preferred stock possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds and preferred stock are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds and preferred stock are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds and preferred stock generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa " - Bonds and preferred stock are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds and preferred stock represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds and preferred stock are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

MUNICIPAL NOTE RATINGS
----------------------

         A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.


         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                         SCHNEIDER SMALL CAP VALUE FUND



                 (AN INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)


                       STATEMENT OF ADDITIONAL INFORMATION


                                DECEMBER 18, 2001

     This Statement of Additional Information provides supplementary information pertaining to shares (the "Shares") representing interest in the Schneider Small Cap Value Fund (the "Fund") of The RBB Fund, Inc. ("RBB"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Schneider Small Cap Value Fund Prospectus, dated December 18, 2001 (the "Prospectus"). A copy of the Prospectus may be obtained free of charge by calling toll-free (888) 520-3277.

                                TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----
FUND HISTORY AND CLASSIFICATION...............................................2
INVESTMENT STRATEGIES.........................................................2
DIRECTORS AND OFFICERS........................................................9
CODE OF ETHICS...............................................................11
INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS.................11
FUND TRANSACTIONS............................................................16
PURCHASE AND REDEMPTION INFORMATION..........................................17
TELEPHONE TRANSACTION PROCEDURES.............................................18
VALUATION OF SHARES..........................................................19
PERFORMANCE AND YIELD INFORMATION............................................19
TAXES .......................................................................21
ADDITIONAL INFORMATION CONCERNING RBB SHARES.................................22
MISCELLANEOUS................................................................25
FINANCIAL STATEMENTS.........................................................25
CONTROL PERSONS..............................................................25
APPENDIX A..................................................................A-1



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                         FUND HISTORY AND CLASSIFICATION


     The RBB Fund, Inc. ("RBB") is an open-end management investment company currently operating or proposing to operate 14 separate investment portfolios. RBB was organized as a Maryland corporation on February 29, 1988. This Statement of Additional Information pertains to one class of shares representing interests in one diversified portfolio of the Company, which is offered by a Prospectus dated December 18, 2001.


     Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

                              INVESTMENT STRATEGIES

     The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Fund.

ADDITIONAL INFORMATION ON FUND INVESTMENTS.

     LENDING OF FUND SECURITIES. The Fund may lend securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. Because the government securities or other assets that are pledged as collateral to the Fund in connection with these loans generate income, securities lending enables the Fund to earn income that may partially offset expenses. These loans may not exceed 33 1/3% of the Fund's total assets. The documentation for these loans will provide that the Fund will receive collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined, consisting of government securities or other assets permitted by applicable regulations and interpretations. The Fund will pay administrative and custodial fees in connection with the loan of securities. The Fund will invest collateral in short-term investments, and will bear the risk of loss of the invested collateral. In addition, the Fund will be exposed to the risk of loss should a borrower default on its obligation to return the borrowed securities. The Fund's share of income from the loan collateral will be included in its gross investment income.

     Securities lending would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Schneider Capital Management Company (the "Adviser") to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Fund's securities will be marked to market daily.

     INDEXED SECURITIES. The Fund may invest in indexed securities whose value is linked to securities indices. Most such securities have values which rise and fall according to the change in one or more specified indices, and may have characteristics similar to direct investments in the underlying securities. Depending on the index, such securities may have greater volatility than the market as a whole. The Fund does not presently intend to invest more than 5% of its net assets in indexed securities.

     REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. The financial institutions with whom the Fund may enter into repurchase agreements will be banks which the Adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Adviser will consider the creditworthiness of a seller in determining whether to cause the Fund to enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of collateral at not less than the repurchase price plus accrued interest. The Adviser will monitor daily the value of the collateral, and will, if necessary, require the seller to increase the collateral so that its value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to the risk of loss because of possible market declines in the value of the collateral or delays in connection with its disposition.

     REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. The Fund may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests) when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase and the return on the cash exchanged for the securities. The Fund may also enter into "dollar rolls," in which it sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forgo principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. The return on dollar rolls may be negatively impacted by fluctuations in interest rates. The Fund does not presently intend to engage in reverse repurchase or dollar roll transactions involving more than 5% of the Fund's net assets.

     U.S. GOVERNMENT OBLIGATIONS. The Fund may purchase U.S. Government agency and instrumentality obligations that are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some obligations of agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Government or by U.S. Treasury guarantees, such as securities of the Government National Mortgage Association and the Federal Housing Authority; others, by the ability of the issuer to borrow, provided approval is granted, from the U.S. Treasury, such as securities of the Federal Home Loan Mortgage Corporation and others, only by the credit of the agency or instrumentality issuing the obligation, such as securities of the Federal National Mortgage Association and the Federal Loan Banks. U.S. government obligations that are not backed by the full faith and credit of the U.S. government are subject to greater risks than those that are. U.S. government obligations that are backed by the full faith and credit of the U.S. government are subject to interest rate risk.

     The Fund's net assets may be invested in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. Government, including options and futures on such obligations. The maturities of U.S. Government securities usually range from three months to thirty years. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank.

     HEDGING INVESTMENTS. At such times as the Adviser deems it appropriate and consistent with the investment objective of the Fund, the Fund may invest in financial futures contracts and options on financial futures contracts. The purpose of such transactions is to hedge against changes in the market value of securities in the Fund caused by fluctuating interest rates and to close out or offset its existing positions in such futures contracts or options as described below. Such instruments will not be used for speculation. Futures contracts and options on futures are discussed below.

     FUTURES CONTRACTS. The Fund may invest in financial futures contracts with respect to those securities listed on the S&P 500 Stock Index. Financial futures contracts obligate the seller to deliver a specific type of security called for in the contract, at a specified future time, and for a specified price. Financial futures contracts may be satisfied by actual delivery of the securities or, more typically, by entering into a transaction that offsets the financial futures contract. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations. Depending on the asset levels that are required to be segregated, the Fund may be required to sell off assets it would not otherwise liquidate. There are risks that are associated with the use of futures contracts for hedging purposes. In certain market conditions, as in a rising interest rate environment, sales of futures contracts may not completely offset a decline in value of the portfolio securities against which the futures contracts are being sold. In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuations. Risks in the use of futures contracts also result from the possibility that changes in the market interest rates may differ substantially from the changes anticipated by the Fund's investment adviser when hedge positions were established. The Fund does not presently intend to invest more than 5% of the value of its net assets in futures contracts.

     OPTIONS ON FUTURES. The Fund may purchase and write call and put options on futures contracts with respect to those securities listed on the S&P 500 Stock Index and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract. The Fund may use options on futures contracts in connection with hedging strategies. The purchase of put options on futures contracts is a means of hedging against the risk of rising interest rates. The purchase of call options on futures contracts is a means of hedging against a market advance when the Fund is not fully invested.

     The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position. The characteristics of writing call options are similar to those of writing put options, as described above, except that writing covered call options generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. At the same time, because the Fund would have to be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, the Fund would give up some ability to participate in security price increases when writing call options.

     Because there are a limited number of types of futures contracts, it is likely that the standardized futures contracts available to the Fund will not match the Fund's current or anticipated investments. Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits for futures contracts. The Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce anticipated gains or result in losses that are not offset by the gains in the Fund's other investments.

     There is no assurance that the Fund will be able to close out its financial futures positions at any time, in which case it would be required to maintain the margin deposits on the contract. The Fund does not presently intend to invest more than 5% of its net assets in options on futures.

     BANK AND CORPORATE OBLIGATIONS. The Fund may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Investment in obligations of foreign banks or foreign branches of U.S. banks may entail risks that are different from those of investments in obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. Such obligations are not FDIC insured and the Fund bears the risk of their failure. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

     The Fund may invest in debt obligations, such as bonds and debentures, issued by corporations and other business organizations that are rated at the time of purchase within the three highest ratings categories of S&P or Moody's (or which, if unrated, are determined by the Adviser to be of comparable quality). Unrated securities will be determined to be of comparable quality to rated debt obligations if, among other things, other outstanding obligations of the issuers of such securities are rated A or better. See Appendix "A" for a description of corporate debt ratings. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.

     COMMERCIAL PAPER. The Fund may purchase commercial paper rated (at the time of purchase) "A-1" by S&P or "Prime-1" by Moody's or, when deemed advisable by the Adviser, issues rated "A-2" or "Prime-2" by S&P or Moody's, respectively. These rating symbols are described in Appendix "A" hereto. The Fund may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Fund's Adviser pursuant to guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "Securities Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration, which is afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

     RULE 144A SECURITIES. The Fund may invest up to 15% of the value of its net assets in securities that are illiquid and may be difficult to value. The Fund may purchase securities which are not registered under the Securities Act of 1933 (the "1933 Act"), as amended, but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

     FOREIGN SECURITIES. The Fund may invest in foreign securities, either directly or indirectly through American Depositary Receipts and European Depositary Receipts. Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity and political stability. Future political and economic information, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on foreign obligations. Transactions in foreign securities may involve greater time from the trade date until the settlement date than domestic securities transactions, and may involve the risk of possible losses through the holding of securities in custodians and securities depositories in foreign countries. These factors could interfere with the Adviser's ability to sell the securities.

     Although the Fund may invest in securities denominated in foreign currencies, the Fund values its securities and other assets in U.S. dollars. As a result, the net asset value of the Fund's shares may fluctuate with U.S. dollar exchange rates as well as the price changes of the Fund's securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund's securities in their local markets. Conversely, a decrease in the value of the U.S. dollar may have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Fund's securities in its foreign markets. In addition to favorable and unfavorable currency exchange rate developments, the Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

FUNDAMENTAL INVESTMENT LIMITATIONS.

     RBB has adopted the following fundamental investment limitations, which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding Shares (as defined in Section 2(a)(42) of the 1940 Act). As used in this Statement of Additional Information and in the Prospectus, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of: (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy; or (2) more than 50% of the outstanding shares of such class, series or Portfolio. The Fund may not:

     1. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation;

     2. Act as an underwriter of securities within the meaning of the Securities Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

     3. Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or (b) in real estate investment trusts;

     4. Purchase or sell commodities or commodity contracts, except that the Fund may deal in forward foreign exchanges between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

     5. Make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan;

     6. Invest 25% or more of its assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities);

     7. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations; or

     8. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

     (For purposes of Investment Limitation No. 1, any collateral arrangements with respect to, if applicable, the writing of options and futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets. For purposes of Investment Limitation No. 2, neither the foregoing arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of senior securities.)

     The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

     Except as required by the 1940 Act with respect to the borrowing of money and the limitation on illiquid holdings, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in market values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

     Securities held by the Fund generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless permitted under the 1940 Act.

                             DIRECTORS AND OFFICERS

     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The directors and executive officers of the Fund, their ages, business addresses and principal occupations during the past five years are:


                                        POSITION              PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                   WITH RBB              DURING PAST FIVE YEARS
--------------------------------------- --------------------- -------------------------------------------------------


Arnold M. Reichman - 53                 Director              Director, Gabelli Group Capital Partners (an investment
609 Greenwich Street                                          partnership) since December 2000; Chief Operating
5th Floor                                                     Officer and member of the Board of Directors of
New York, NY  10014                                           Outercurve Technologies (wireless enabling services)
                                                              until April 2001; Chief Operating Officer and a member
                                                              of the Executive Operating Committee of Warburg Pincus
                                                              Asset Management, Inc.; Executive Officer and Director
                                                              of Credit Suisse Asset Management Securities Inc.
                                                              (formerly Counsellors Securities Inc.) and
                                                              Director/Trustee of various investment companies
                                                              advised by Warburg Pincus Asset Management, Inc. until
                                                              September 15, 1999; Prior to 1997, Managing Director of
                                                              Warburg Pincus Asset Management, Inc.


*Robert Sablowsky - 63                  Director              Executive Vice President of Fahnestock Co., Inc. (a
Fahnestock & Company, Inc.                                    registered broker-dealer).
125 Broad Street
New York, NY  10004


                                     - 9 -

                                        POSITION              PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                   WITH RBB              DURING PAST FIVE YEARS
--------------------------------------- --------------------- -------------------------------------------------------


Francis J. McKay - 66                   Director              Since 1963, Executive Vice President, Fox Chase
Fox Chase Cancer Institute                                    Cancer Center (biomedical research and medical care).
7701 Burholme Avenue
Philadelphia, PA  19111

*Marvin E. Sternberg - 67               Director              Since 1974, Chairman, Director and President, Moyco
Moyco Technologies, Inc.                                      Technologies, Inc. (manufacturer of precision coated
200 Commerce Drive                                            and industrial abrasives).
Montgomeryville, PA  18936

Julian A. Brodsky - 68                  Director              Director and Vice Chairman, since 1969 Comcast
Comcast Corporation                                           Corporation (cable television and communications);
1500 Market Street                                            Director, NDS Group PLC.
35th Floor
Philadelphia, PA  19102


Donald van Roden - 77                   Director and          Self-employed businessman.  From February 1980 to
1200 Old Mill Lane                      Chairman of the       March 1987, Vice Chairman, SmithKline Beecham
Wyomissing, PA  19610                   Board                 Corporation (pharmaceuticals).



Edward J. Roach - 77                    President and         Certified Public Accountant; Vice Chairman of the
Suite 100                               Treasurer             Board, Fox Chase Cancer Center; Trustee Emeritus,
Bellevue Park Corporate                                       Pennsylvania School for the Deaf; Trustee Emeritus,
Center                                                        Immaculata College; President or Vice President and
400 Bellevue Parkway                                          Treasurer of various investment companies advised by
Wilmington, DE  19809                                         subsidiaries of PNC Bank Corp. (1981-1997); Managing
                                                              General Partner and Treasurer of Chestnut Street
                                                              Exchange Fund; Director of the Bradford Funds, Inc.
                                                              (1996-2000)

* Each of Mr. Sablowsky and Mr. Sternberg is an "interested person" of RBB, as that term is defined in the 1940 Act.

     Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to RBB the firm to be selected as independent auditors.

     Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of RBB when the Board of Directors is not in session.

     Messrs. McKay, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of RBB.

     RBB currently pays directors $15,000 annually and $1,250 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $6,000 per year for his services in this capacity. Directors are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 2001, each of the following members of the Board of Directors received compensation from RBB in the following amounts:





                                                            DIRECTORS' COMPENSATION
                                                            -----------------------                        TOTAL COMPENSATION
                                           AGGREGATE        PENSION OR RETIREMENT    ESTIMATED ANNUAL      FROM FUND AND FUND
                                       COMPENSATION FROM     BENEFITS ACCRUED AS       BENEFITS UPON        COMPLEX PAID TO
NAME OF PERSON/POSITION                   REGISTRANT        PART OF FUND EXPENSES       RETIREMENT             DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------


Julian A. Brodsky, Director                 $21,250                  N/A                    N/A                 $21,250

Francis J. McKay, Director                  $22,500                  N/A                    N/A                 $22,500

Arnold M. Reichman, Director                $18,750                  N/A                    N/A                 $18,750

Robert Sablowsky, Director                  $21,250                  N/A                    N/A                 $21,250

Marvin E. Sternberg, Director               $22,500                  N/A                    N/A                 $22,500

Donald van Roden, Director                  $27,250                  N/A                    N/A                 $27,250
and Chairman



     On October 24, 1990 the Company adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach is the Company's sole employee), pursuant to which the Company will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. No officer, director or employee of the Adviser or the Distributor currently receives any compensation from the Company.

                                 CODE OF ETHICS

     The Company, the Adviser and PFPC Distributors, Inc. have adopted codes of ethics that permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Company.


                        INVESTMENT ADVISORY, DISTRIBUTION
                           AND SERVICING ARRANGEMENTS


     ADVISORY AGREEMENT. The Adviser renders advisory services to the Fund pursuant to an Investment Advisory Agreement dated September 1, 1998 (the "Advisory Agreement").

     The Adviser is a Pennsylvania corporation controlled by its majority shareholder, Arnold C. Schneider, III. The Adviser has been managing assets for institutional accounts since 1996. The Adviser currently acts as investment adviser for one other investment company registered under the 1940 Act, Impact Management Investment Trust, and acts as investment sub-adviser for another investment company registered under the 1940 Act, the Quaker Mid-Cap Value Fund. As of September 30, 2001, the Adviser managed approximately $1.3 billion in assets. The Adviser is a registered investment advisor under the Investment Advisers Act of 1940, as amended.


     The Adviser is an active, equity value manager that believes a disciplined fundamental approach can consistently add value in a market that has shown to be extremely efficient with current data, but less so with future events. The Adviser is research intensive and focuses on new ideas, believing that the market is slow to react to change, particularly where out-of-favor stocks are concerned. The Advisor strives to act on them as soon as possible to generate above-average returns.


     The Adviser has investment discretion for the Fund and will make all decisions affecting assets in the Fund under the supervision of RBB's Board of Directors and in accordance with the Fund's stated policies. The Adviser will select investments for the Fund. For its services to the Fund, the Adviser is entitled to receive a monthly advisory fee under the Advisory Agreement computed at an annual rate of 1.00% of the Fund's average daily net assets. Until December 31, 2002, the Adviser has agreed to waive its fees to the extent necessary to maintain an annualized expense ratio for the Fund of 1.10%. There can be no assurance that the Adviser will continue such waivers thereafter.


     The Fund bears its own expenses not specifically assumed by the Adviser. General expenses of RBB not readily identifiable as belonging to a portfolio of RBB are allocated among all investment portfolios by or under the direction of RBB's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by the Adviser; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against RBB or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by RBB to its directors and officers; (g) organizational costs; (h) fees to the Adviser and PFPC; (i) fees and expenses of officers and directors who are not affiliated with the Adviser or Distributor; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of RBB; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of RBB; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by the Adviser under its advisory agreement with the portfolio. Each class of the Fund pays its own distribution fees, if applicable, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by such class or if it receives different services.

     Under the Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or RBB in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

     The Advisory Agreement was most recently approved on July 19, 2001 by vote of RBB's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940
Act) of such parties. The Advisory Agreement was approved by the initial shareholder of the Fund. The Advisory Agreement is terminable by vote of RBB's Board of Directors or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Adviser. The Advisory Agreement may also be terminated by the Adviser on 60 days' written notice to RBB. The Advisory Agreement terminates automatically in the event of its assignment.


-------------------------------------------------------------------------------------------------------------------
                                                 ADVISORY FEES
                                              (AFTER WAIVERS AND
                                                REIMBURSEMENTS)              WAIVERS              REIMBURSEMENTS
-------------------------------------------------------------------------------------------------------------------
For the fiscal year ended August 31, 2001           $56,439                 $185,836                  $11,129
For the fiscal year ended August 31, 2000           $37,129                 $119,814                    $0

-------------------------------------------------------------------------------------------------------------------
For the period from September 2, 1998                 $0                     $71,634                  $58,799
(commencement of operations) through
August 31, 1999
-------------------------------------------------------------------------------------------------------------------

     CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PFPC Trust Company (the "Custodian") serves as the custodian of the Fund's assets pursuant to a custodian agreement dated September 1, 1998 (the "Custodian Agreement"). The Custodian (a) maintains a separate account or accounts in the name of the Fund
(b) holds and transfers portfolio securities on account of the Fund, (c) accepts receipts and makes disbursements of money on behalf of the Fund, (d) collects and receives all income and other payments and distributions on account of the Fund's portfolio securities and (e) makes periodic reports to RBB's Board of Directors concerning the Fund's operations. The Custodian is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that the Custodian remains responsible for the performance of all of its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, the Custodian receives a fee calculated at .03% of the Fund's average daily net assets.


     PFPC Inc. ("PFPC"), with offices at 400 Bellevue Parkway, Wilmington, DE 19809 serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement dated November 15, 1991 as supplemented (collectively, the "Transfer Agency Agreement"). PFPC (a) issues and redeems shares of the Fund, (b) addresses and mails all communications by the Fund to record owners of the Shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to RBB's Board of Directors concerning the operations of the Fund. PFPC may, on 30 days' notice to RBB, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a monthly fee at the annual rate of $10 per account for the Fund, exclusive of out-of-pocket expenses, and also receives reimbursement of its out-of-pocket expenses.

     DISTRIBUTION AGREEMENT. PFPC Distributors, Inc. ("PFPC Distributors"), whose principal business address is 3200 Horizon Drive, King of Prussia, PA 19406, serves as the distributor of the Fund pursuant to the terms of a distribution agreement dated as of January 2, 2001 (the "Distribution Agreement") entered into by PFPC Distributors and RBB. No compensation is payable by RBB to PFPC Distributors for distribution services with respect to the Fund. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") served as the distributor of the Fund, pursuant to the same compensation as PFPC Distributors.


     ADMINISTRATION AND ADMINISTRATIVE SERVICES AGREEMENTS. PFPC serves as administrator to the Fund pursuant to an Administration and Accounting Services Agreement dated September 1, 1998 (the "Administration Agreement"). PFPC has agreed to furnish to the Fund statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund. In addition, PFPC has agreed to, among other things, prepare and file (or assist in the preparation of) certain reports with the SEC and other regulatory agencies. The Administration Agreement provides that PFPC shall be obligated to exercise care and diligence in the performance of its duties, to act in good faith and to use its best efforts, within reasonable limits, in performing services thereunder. PFPC shall be responsible for failure to perform its duties under the Administration Agreement arising out of PFPC's gross negligence. For its services to the Fund, PFPC is entitled to receive a fee calculated at an annual rate of .125% of the Fund's average daily net assets, with a minimum monthly fee of $8,333.


-------------------------------------------------------------------------------------------------------------------
                                              ADMINISTRATION FEES
                                                     PAID
                                                (AFTER WAIVERS)              WAIVERS              REIMBURSEMENTS
-------------------------------------------------------------------------------------------------------------------
For the fiscal year ended August 31, 2001           $95,902                  $4,098                     $0
-------------------------------------------------------------------------------------------------------------------
For the fiscal year ended August 31, 2000           $55,223                  $50,000                    $0
-------------------------------------------------------------------------------------------------------------------
For the period from September 2, 1998               $51,725                    $0                       $0
(commencement of operations) through
August 31, 1999
-------------------------------------------------------------------------------------------------------------------

     PFPC Distributors provides certain administrative services to the Fund that are not provided by PFPC, pursuant to an Agreement dated January 2, 2001 (the "Administrative Services Agreement"). These services include furnishing corporate secretarial, data processing and clerical services, acting as liaison between the shares of the Fund and various service providers and coordinating the preparation of proxy statements and annual, semi-annual and quarterly reports. As compensation for such administrative services, PFPC Distributors is entitled to a monthly fee for the previous month calculated at the annual rate of .15% of the Fund's average daily net assets. PFPC Distributors is currently waiving fees in excess of 0.12% of the Fund's average daily net assets.



-------------------------------------------------------------------------------------------------------------------
                                                ADMINISTRATIVE
                                              SERVICES FEES PAID             WAIVERS              REIMBURSEMENTS
-------------------------------------------------------------------------------------------------------------------
For the period from January 2, 2001                 $5,654                   $22,615                    $0
through August 31, 2001
-------------------------------------------------------------------------------------------------------------------

     Prior to January 2, 2001, PDI provided administrative services to the Fund that were not provided by PFPC. As compensation for such administrative services, PDI received a monthly fee for the previous month calculated at the annual rate of .15% of the average daily net assets of the Fund. PDI waived fees in excess of 0.12% of the Fund's average daily net assets.

-------------------------------------------------------------------------------------------------------------------
                                                ADMINISTRATIVE
                                              SERVICES FEES PAID             WAIVERS              REIMBURSEMENTS
-------------------------------------------------------------------------------------------------------------------
For the period from September 1, 2000               $1,948                   $7,793                     $0
through January 1, 2001
-------------------------------------------------------------------------------------------------------------------
For the fiscal year ended August 31, 2000           $4,708                   $18,833                    $0
-------------------------------------------------------------------------------------------------------------------
For the period from September 2, 1998               $2,150                   $8,595                     $0
(commencement of operations) through
August 31, 1999
-------------------------------------------------------------------------------------------------------------------

                                FUND TRANSACTIONS


     Subject to policies established by the Board of Directors and applicable rules, the Adviser is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Fund. In executing portfolio transactions, the Adviser seeks to obtain the best price and most favorable execution for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

     The Fund has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The Adviser may, consistent with the interests of the Fund and subject to the approval of the Board of Directors, select brokers on the basis of the research, statistical and pricing services they provide to the Fund and other clients of the Adviser. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under its respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Adviser, as applicable, determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser, as applicable, to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long-term.


     The Fund paid brokerage commissions as follows:




-------------------------------------------------------------------------------------
                                                              BROKERAGE COMMISSIONS
                                                                       PAID
-------------------------------------------------------------------------------------
For the fiscal year ended August 31, 2001                            $118,339
-------------------------------------------------------------------------------------
For the fiscal year ended August 31, 2000                            $120,066
-------------------------------------------------------------------------------------
For the period from September 2, 1998 (commencement of               $106,710
operations) through August 31, 1999
-------------------------------------------------------------------------------------


     The Fund expects that its annual portfolio turnover rate will not exceed 75%. A high rate (100% or more) of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs that must be borne directly by the Fund. The Fund anticipates that its annual portfolio turnover rate will vary from year to year. The portfolio turnover rate is calculated by dividing the lesser of a portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.

                       PURCHASE AND REDEMPTION INFORMATION

     You may purchase shares through an account maintained by your brokerage firm and you may also purchase shares directly by mail or wire. RBB reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Fund's shares by making payment in whole or in part in securities chosen by RBB and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. RBB has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund. A shareholder will bear the risk of a decline in market value and any tax consequences associated with a redemption in securities.

     Under the 1940 Act, the Company may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which the SEC restricts trading on the NYSE or determines an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (RBB may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

     Shares of the Company are subject to redemption by the Company, at the redemption price of such shares as in effect from time to time: including, without limitation, to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time; if such redemption is, in the opinion of the Company's Board of Directors, desirable in order to prevent the Company or any Fund from being deemed a "personal holding company" within the meaning of the Internal Revenue Code of 1986, as amended; or if the net income with respect to any particular class of common stock should be negative or it should otherwise be appropriate to carry out the Company's responsibilities under the 1940 Act.


     The computation of the hypothetical offering price per Share of the Fund based on the value of the Fund's net assets on August 31, 2001 and the Fund's Shares outstanding on such date is as follows:

SCHNEIDER SMALL CAP VALUE FUND [NET ASSET VALUE]
------------------------------------------------


Net Assets.....................................................$38,912,321

Outstanding Shares...............................................2,219,289

Net Asset Value per Share...........................................$17.53

Maximum Offering Price to Public....................................$17.53



                        TELEPHONE TRANSACTION PROCEDURES

     RBB's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges (if applicable) only if the two account registrations are identical;
(5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) Business Days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.

     Shares of the Company are subject to redemption by the Company, at the redemption price of such shares as in effect from time to time, including, without limitation: to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time; if such redemption is, in the opinion of the Company's Board of Directors, desirable in order to prevent the Company or any Fund from being deemed a "personal holding company" within the meaning of the Internal Revenue Code of 1986, as amended; or if the net income with respect to any particular class of common stock should be negative or it should otherwise be appropriate to carry out the Company's responsibilities under the 1940 Act.

                               VALUATION OF SHARES

     The net asset value per share of the Fund is calculated as of the close of the NYSE, generally 4:00 p.m. Eastern Time on each Business Day. A "Business Day" is any day that the NYSE is open for business. Currently, the NYSE is closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday and subsequent Monday when one of these holidays falls on Saturday or Sunday. Net asset value per share, the value of an individual share in a fund, is computed by adding the value of the Fund's portfolio securities, cash and other assets, subtracting its actual and accrued liabilities, and dividing the result by the number of outstanding shares of the Fund. Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at the close of regular trading (generally 4:00 p.m. Eastern Time); securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

     In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by RBB's Board of Directors.

                        PERFORMANCE AND YIELD INFORMATION

     TOTAL RETURN. The Fund may from time to time advertise its "average annual total return." The Fund computes such return separately for its shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                  P(1+T)n = ERV

                  Where: T =        average annual total return;

                       ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

                         P =        hypothetical initial payment of $1,000; and

                         n = period covered by the computation, expressed in years.

         And when solving for T:

                                     ERV 1/n
                                T = [(-----) - 1]
                                        P


     Calculated according to the SEC Rules, the average annual total return for the Fund was as follows:


-------------------------------------------------------------------------------
                                                      AVERAGE RETURN
-------------------------------------------------------------------------------
For the one year ended August 31, 2001                    19.94%
-------------------------------------------------------------------------------
Since Inception                                           35.52%
-------------------------------------------------------------------------------


     The Fund, when advertising its "aggregate total return," computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                       ERV
Aggregate Total Return =            [(-----) - 1]
                                        P

     The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

     Calculated according to the above formula, the aggregate total return for the Fund was as follows:


-------------------------------------------------------------------------------
                                                  AVERAGE AGGREGATE RETURN
-------------------------------------------------------------------------------
For the one year ended August 31, 2001                    19.94%
-------------------------------------------------------------------------------
Since Inception                                          148.88%
-------------------------------------------------------------------------------


     Investors should note that total return figures are based on historical earnings and are not intended to indicate future performance.

     In reports or other communications to investors or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with (1) that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds or as set forth in the publications listed below; (2) with their benchmark indices, as well as the S&P 500 or (3) other appropriate indices of investment securities or with data developed by the Adviser derived from such indices. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, or other national, regional or local publications.

     In reports or other communications to investors or in advertising, the Fund may also describe the general biography or work experience of the portfolio manager(s) of the Fund and may include quotations attributable to the portfolio manager(s) describing approaches taken in managing the Fund's investments, research methodology, underlying stock selection or the Fund's investment objective. The Fund may also discuss the continuum of risk and return relating to different investments, and the potential impact of foreign stock on a portfolio otherwise composed of domestic securities. In addition, the Fund may from time to time compare its expense ratios to those of investment companies with similar objective and policies, as advertised by Lipper Analytical Services, Inc. or similar investment services that monitor mutual funds.

                                      TAXES

     The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes. If the Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if the Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.


     The Fund may be required to withhold federal income tax at a rate of at least 30% ("backup withholding") from dividends and redemption proceeds paid to non-corporate shareholders. This tax may be withheld from dividends if (i) you fail to furnish the Fund with your correct taxpayer identification number, (ii) the Internal Revenue Service ("IRS") notifies the Fund that you have failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, you fail to certify that you are not subject to backup withholding.



                  ADDITIONAL INFORMATION CONCERNING RBB SHARES

     RBB has authorized capital of 30 billion shares of Common Stock at a par value of $0.001 per share. Currently, 20.973 billion shares have been classified into 94 classes as shown in the table below. Under RBB's charter, the Board of Directors has the power to classify and reclassify any unissued shares of Common Stock from time to time.

                                           NUMBER OF                                                   NUMBER OF
                                       AUTHORIZED SHARES                                           AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)          CLASS OF COMMON STOCK                   (MILLIONS)
------------------------------------- --------------------    ----------------------------------- --------------------
A (Growth & Income)                           100             YY (Schneider Capital Small Cap
                                                              Value)                                      100
B                                             100             ZZ                                          100
C (Balanced)                                  100             AAA                                         100
D  (Tax-Free)                                 100             BBB                                         100
E (Money)                                     500             CCC                                         100
F (Municipal Money)                           500             DDD (Boston Partners Institutional
                                                              Small Cap Value Fund II)                    100
G (Money)                                     500             EEE (Boston Partners Investors
                                                              Small Cap Value Fund II)                    100
H (Municipal Money)                           500             FFF                                         100
I (Sansom Money)                             1500             GGG                                         100
J (Sansom Municipal Money)                    500             HHH                                         100
K (Sansom Government Money)                   500             III (Boston Partners
                                                              Institutional Long/Short Equity)            100
L (Bedford Money)                            1500             JJJ (Boston Partners Investors
                                                              Long/Short Equity)                          100


                                     - 22 -

                                           NUMBER OF                                                   NUMBER OF
                                       AUTHORIZED SHARES                                           AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)          CLASS OF COMMON STOCK                   (MILLIONS)
------------------------------------- --------------------    ----------------------------------- --------------------
M (Bedford Municipal Money)                   500             KKK (Boston Partners
                                                              Institutional Long-Short Equity)            100
N (Bedford Government Money)                  500             LLL (Boston Partners Investors
                                                              Long-Short Equity)                          100
O (Bedford N.Y. Money)                        500             MMM  (n/i numeric Small Cap Value)          100
P (RBB Government)                            100             Class NNN (Bogle Institutional
                                                              Small Cap Growth)                           100
Q                                             100             Class OOO (Bogle Investors Small
                                                              Cap Growth)                                 100
R (Municipal Money)                           500             Select (Money)                              700
S (Government Money)                          500             Beta 2 (Municipal Money)                     1
T                                             500             Beta 3 (Government Money)                    1
U                                             500             Beta 4 (N.Y. Money)                          1
V                                             500             Principal Class (Money)                     700
W                                             100             Gamma 2 (Municipal Money)                    1
X                                             50              Gamma 3 (Government Money)                   1
Y                                             50              Gamma 4 (N.Y. Money)                         1
Z                                             50              Bear Stearns Money                         2,500
AA                                            50              Bear Stearns Municipal Money               1,500
BB                                            50              Bear Stearns Government Money              1,000
CC                                            50              Delta 4 (N.Y. Money)                         1
DD                                            100             Epsilon 1 (Money)                            1
EE                                            100             Epsilon 2 (Municipal Money)                  1
FF (n/i numeric Micro Cap)                    50              Epsilon 3 (Government Money)                 1
GG (n/i numeric Growth)                       50              Epsilon 4 (N.Y. Money)                       1
HH (n/i numeric Mid Cap)                      50              Zeta 1 (Money)                               1
II                                            100             Zeta 2 (Municipal Money)                     1
JJ                                            100             Zeta 3 (Government Money)                    1
KK                                            100             Zeta 4 (N.Y. Money)                          1
LL                                            100             Eta 1 (Money)                                1
MM                                            100             Eta 2 (Municipal Money)                      1
NN                                            100             Eta 3 (Government Money)                     1
OO                                            100             Eta 4 (N.Y. Money)                           1
PP                                            100             Theta 1 (Money)                              1
QQ (Boston Partners Institutional                             Theta 2 (Municipal Money)                    1
Large Cap)                                    100
RR (Boston Partners Investors Large                           Theta 3 (Government Money)                   1
Cap)                                          100
SS (Boston Partners Advisor Large                             Theta 4 (N.Y. Money)                         1
Cap)                                          100
TT (Boston Partners Investors Mid
Cap)                                          100
UU (Boston Partners Institutional
Mid Cap)                                      100
VV (Boston Partners Institutional
Bond)                                         100
WW (Boston Partners Investors Bond)
                                              100

     The classes of Common Stock have been grouped into 14 separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Principal (Gamma) Family, the Select (Beta) Family, the Schneider Capital Management Family, the n/i numeric family of funds, the Boston Partners Family, the Bogle Family, the Bear Stearns Money Market

Family, the Epsilon Family, the Theta Family, the Eta Family, and the Zeta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family, the Bedford Family and the Bear Stearns Money Market Family represent interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the n/i numeric investors family of funds represents interests in four non-money market portfolios; the Boston Partners Family represents interests in five non-money market portfolios; the Bogle Family represents interests in one non-money market portfolio; the Schneider Capital Management Family represents interests in one non-money market portfolio; the Select (Beta) Family, the Principal (Gamma) Family, the Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, New York Municipal Money Market and Government Obligations Money Market Portfolios.


     RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

     Holders of shares of the Fund will vote in the aggregate on all matters. Further, shareholders of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as RBB shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting shares, as defined in the 1940 Act, of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of such portfolio. However, Rule 18f-2 also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

     Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law, or by RBB's Articles of Incorporation, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock entitled to vote on the matter voting without regard to class (or portfolio).

                                  MISCELLANEOUS

     COUNSEL. The law firm of Drinker Biddle & Reath LLP, One Logan Square, 18th & Cherry Streets, Philadelphia, Pennsylvania 19103-6996 serves as counsel to RBB and the non-interested directors.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as RBB's independent accountants. PricewaterhouseCoopers LLP performs an annual audit of the Company's financial statements.


                              FINANCIAL STATEMENTS

     The audited financial statements and notes thereto in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2001 (the "2001 Annual Report") are incorporated by reference into this Statement of Additional Information. No other parts of the 2001 Annual Report are incorporated by reference herein. The financial statements included in the 2001 Annual Report have been audited by the Company's independent accountants, PricewaterhouseCoopers LLP, whose report thereon also appears in the 2001 Annual Report and is incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Copies of the 2001 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

                                 CONTROL PERSONS

     As of November 16, 2001, to the Company's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Company indicated below. See "Additional Information Concerning Fund Shares" above. The Company does not know whether such persons also beneficially own such shares.


------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
CASH PRESERVATION MONEY MARKET        Karen M. McElhinny                                               5.836%
                                      and Contribution Account
                                      4943 King Arthur Drive
                                      Erie, PA 16506

------------------------------------- ------------------------------------------------------- ------------------------
                                      Luanne M. Garvey                                                31.966%
                                      and Robert J. Garvey
                                      2729 Woodland Ave.
                                      Trooper, PA 19403

------------------------------------- ------------------------------------------------------- ------------------------
                                      Dominic and Barbara Pisciotta                                   25.501%
                                      and Successors in Trust under the Dominic Trust &
                                      Barbara Pisciotta Caring Trust dated 01/24/92
                                      207 Woodmere Way
                                      St. Charles, MD 63303

------------------------------------- ------------------------------------------------------- ------------------------
                                      David G. Bilka                                                   6.271%
                                      1962 FoxPointe Drive
                                      Arnold, MO 63010

------------------------------------- ------------------------------------------------------- ------------------------
SANSOM STREET MONEY MARKET            Saxon and Co.                                                    5.402%
                                      FBO Paine Webber
                                      A/C 32 32 400 4000038
                                      P.O. Box 7780 1888
                                      Philadelphia, PA 19182

------------------------------------- ------------------------------------------------------- ------------------------
                                      Saxon and Co.                                                   94.572%
                                      c/o PNC Bank, N.A.
                                      F6-F266-02-2
                                      8800 Tinicum Blvd.
                                      Philadelphia, PA 19153

------------------------------------- ------------------------------------------------------- ------------------------
CASH PRESERVATION                     Gary L. Lange                                                   61.819%
MUNICIPAL MONEY MARKET                and Susan D. Lange
                                      JT TEN
                                      1664 Kersley Circle
                                      Heathrow, FL 32746

------------------------------------- ------------------------------------------------------- ------------------------
                                      Andrew Diederich                                                 5.805%
                                      and Doris Diederich
                                      JT TEN
                                      1003 Lindeman
                                      Des Peres, MO 63131

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Mark Koehler                                                     7.632%
                                      and Suzanne Koehler
                                      JT TEN WROS
                                      3925 Bowen St.
                                      St. Louis, MO 63116

------------------------------------- ------------------------------------------------------- ------------------------
N/I MICRO CAP FUND                    Charles Schwab & Co., Inc.                                       6.941%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds A/C 3143-0251
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Janis Claflin, Bruce Fetzer and                                  8.482%
                                      Winston Franklin
                                      Robert Lehman Trust
                                      The John E. Fetzer Institute, Inc.
                                      U/A DTD 06-1992
                                      Attn: Christina Adams
                                      9292 West KL Ave.
                                      Kalamazoo, MI 49009

------------------------------------- ------------------------------------------------------- ------------------------
                                      Public Inst. For Social Security                                26.425%
                                      1001 19th St., N.
                                      16th Flr.
                                      Arlington, VA 22209

------------------------------------- ------------------------------------------------------- ------------------------
                                      McKinsey Master Retirement Trust                                20.319%
                                      114 W. 47th Street
                                      20th Floor
                                      New York, NY 10036

------------------------------------- ------------------------------------------------------- ------------------------
N/I GROWTH FUND                       Charles Schwab & Co., Inc.                                       6.749%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Citibank North America Inc.                                     53.465%
                                      Trst. Sargent & Lundy Retirement Trust
                                      DTD. 06/01/96
                                      Mutual Fund Unit
                                      Bld. B Floor 1 Zone 7
                                      3800 Citibank Center
                                      Tampa, FL 33610-9122

------------------------------------- ------------------------------------------------------- ------------------------
                                      Louisa Stude Sarofim Foundation                                  7.059%
                                      c/o Nancy Head
                                      DTD. 01/04/91
                                      1001 Fannin 4700
                                      Houston, TX 77002

------------------------------------- ------------------------------------------------------- ------------------------
N/I MID CAP                           Charles Schwab & Co., Inc.                                      19.299%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                                7.529%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water St. 32nd Floor
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
N/I SMALL CAP VALUE FUND              Charles Schwab & Co., Inc.                                      45.738%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      State Street Bank and Trust Company                             21.865%
                                      FBO Yale Univ.
                                      Retirement Plan for Staff Emp.
                                      State Street Bank & Trust Company
                                      Master Tr. Div.
                                      Attn: Kevin Sutton
                                      Solomon Williard Bldg.
                                      One Enterprise Drive
                                      North Quincy, MA 02171

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Yale University                                                 10.876%
                                      Trst. Yale University Ret. Health Bene. Trust
                                      Attn: Seth Alexander
                                      230 Prospect St.
                                      New Haven, CT 06511

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LARGE CAP VALUE       Charles Schwab & Co., Inc.                                       9.197%
FUND -                                Special Custody Account
INSTITUTIONAL SHARES                  for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Swanee Hunt and Charles Ansbacher                               18.011%
                                      Trst. Swanee Hunt Family Foundation
                                      c/o Beth Benham
                                      168 Brattle St.
                                      Cambridge, MA 02138

------------------------------------- ------------------------------------------------------- ------------------------
                                      Samuel Gary and Ronald Williams                                  6.388%
                                      and David Younggren
                                      Trst. Gary Tax Advantaged PRO and PST
                                      370 17th Street
                                      Suite 5300

------------------------------------- ------------------------------------------------------- ------------------------
                                      Union Bank of California                                        15.886%
                                      FBO Service Employees BP 610001265-01
                                      P.O. Box 85484
                                      San Diego, CA 92186

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Bank National Association                                  17.566%
                                      FBO A-Dec Inc. DOT 093098
                                      Attn: Mutual Funds
                                      A/C 97307536
                                      P.O. Box 64010
                                      St. Paul, MN 55164-0010

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Northern Trust Company                                          19.761%
                                      FBO AEFC Pension Trust
                                      A/C 22-53582
                                      P. O. Box 92956
                                      Chicago, IL 60675

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LARGE CAP VALUE       Charles Schwab & Co., Inc.                                       76.11%
FUND-INVESTOR SHARES                  Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MID CAP VALUE FUND-   John Carroll University                                          5.646%
INSTITUTIONAL SHARES                  20700 N. Park Blvd.
                                      University Heights, OH 44118

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & Co.                                                        13.83%
                                      A/C BPHF 3006002
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------
                                      JMB Realty Corporation ESP                                       7.252%
                                      900 N. Michigan Ave.
                                      Chicago, IL 60611-1575

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Bank National Association                                    8.19%
                                      TRST SIS of the Order of St. Benedict RP
                                      A/C 21743240
                                      Mutual Funds Department
                                      P.O. Box 64010

------------------------------------- ------------------------------------------------------- ------------------------
                                      Strafe & Co.                                                     9.935%
                                      FAO S.A.A.F Custody
                                      A/C 8300022102
                                      P.O. Box 160
                                      Westerville, OH 43086-0160

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & Co.                                                       10.778%
                                      A/C CHIF1001182
                                      FBO Childrens Hospital LA
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      American Express Trust Co.                                       9.317%
                                      FBO American Express
                                      Retirement Serv Plans
                                      Attn: Pat Brown
                                      50534 AXP Financial Ctr.
                                      Minneapolis, MN 55474

------------------------------------- ------------------------------------------------------- ------------------------
                                      First Union National Bank                                       12.487%
                                      FBO Reciprocal of America
                                      A/C 5028298445
                                      1525 W WT Harris Blvd. #NC1151
                                      Charlotte, NC 28262-1151

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MID CAP VALUE FUND-   National Financial Svcs. Corp.                                   20.18%
INVESTOR SHARES                       for Exclusive Benefit of Our Customers
                                      Sal Vella
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      15.576%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      George B. Smithy, Jr.                                            8.276%
                                      38 Greenwood Road
                                      Wellesley, MA 02181

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS BOND FUND-            Chiles Foundation                                               10.105%
INSTITUTIONAL SHARES                  111 S.W. Fifth Ave.
                                      Suite 4050
                                      Portland, OR 97204

------------------------------------- ------------------------------------------------------- ------------------------
                                      The Roman Catholic Diocese of                                   70.928%
                                      Raleigh, NC
                                      General Endowment
                                      715 Nazareth St.
                                      Raleigh, NC 27606

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      The Roman Catholic Diocese of                                   15.433%
                                      Raleigh, NC
                                      Clergy Trust
                                      715 Nazareth St.
                                      Raleigh, NC 27606

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS BOND FUND-            National Financial Services Corp.                               23.789%
INVESTOR SHARES                       for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds 5th Floor
                                      Sal Vella
                                      200 Liberty Street
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      47.797%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      John M. Noyes                                                    5.582%
                                      IRA Rollover
                                      38 Buckboard St.
                                      Phenix City, AL 36869

------------------------------------- ------------------------------------------------------- ------------------------
                                      Edward A. Aloe                                                   5.735%
                                      Rollover IRA
                                      Two Benedict PL
                                      Greenwich, CT 06830

------------------------------------- ------------------------------------------------------- ------------------------
                                      Edward A. Aloe                                                   5.103%
                                      Two Benedict PL
                                      Greenwich, CT 06830

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS                       Boston Partners Asset Mgmt. L. P.                                6.332%
SMALL CAP VALUE FUND II-              Attn: Jan Penney
INSTITUTIONAL SHARES                  28 State St.
                                      Boston, MA 02109

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investor Services Corp.                                16.499%
                                      FBO Exclusive Benefit for Our Customers
                                      55 Water St.
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      A Cleveland R. Dastin and W Donovan                             10.692%
                                      T Burback J Dibrigidu TTEES
                                      Trst. Sheehan Phinney Bass & Green PSP
                                      1000 Elm Street
                                      Manchester, NH 03105-3701

------------------------------------- ------------------------------------------------------- ------------------------
                                      MCNC Endowment                                                  26.145%
                                      P.O. Box 110023
                                      Research Triangle Park, NC 27709

------------------------------------- ------------------------------------------------------- ------------------------
                                      Plumbers and Steamfitters                                       15.857%
                                      Local No. 7 Pension Fund
                                      Robert M. Valenty, Administrator
                                      Mary Allen Smith,
                                      Assistant Administrator
                                      308 Wolf Road

------------------------------------- ------------------------------------------------------- ------------------------
                                      Memorial Hospital of Martinsville                                5.859%
                                      and Henry Counties
                                      320 Hospital Drive
                                      P.O. Box 4788
                                      Martinsville, VA 24115-4788

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS SMALL CAP VALUE       National Financial Services Corp.                               37.764%
FUND II - INVESTOR SHARES             for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds
                                      5th Floor
                                      200 Liberty St.
                                      1 World Financial Center
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      39.468%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                                 7.68%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     National Investors Services Corp.                                12.22%
FUND -                                for the Exclusive Benefit of Our Customers
INSTITUTIONAL SHARES                  Sal Velle
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Boston Partners Asset Mgmt. L. P.                                5.421%
                                      Attn: Jan Penney
                                      28 State St.
                                      Boston, MA 02109

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      67.811%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      FTC and Co.                                                      5.385%
                                      Attn: Datalynx House Account
                                      P.O. Box 173736
                                      Denver, CO 80217-3736

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     National Investors Services Corp.                               34.627%
FUND -                                for the Exclusive Benefit of Our Customers
INVESTOR SHARES                       Sal Velle
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                               14.187%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
SCHNEIDER SMALL CAP VALUE FUND        Arnold C. Schneider III                                          6.375%
                                      SEP IRA
                                      826 Turnbridge Road
                                      Wayne, PA 19087

------------------------------------- ------------------------------------------------------- ------------------------
                                      John Frederick Lyness                                            7.327%
                                      81 Hillcrest Ave.
                                      Summit, NJ 07901

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Fulvest & Co.                                                    7.354%
                                      c/o Fulton Bank Trust Department
                                      P.O. Box 3215
                                      Lancaster, PA 17604-3215

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      17.817%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Ursinus College Endowment Fund                                  20.482%
                                      P.O. Box 1000
                                      Collegeville, PA 19426

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & CO.                                                        9.267%
                                      A/C CPVF1854542
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------
BOGLE SMALL CAP GROWTH FUND-          National Investors Services Corp.                                9.883%
INVESTOR SHARES                       for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      32nd floor
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
BOGLE SMALL CAP GROWTH FUND-          FTC & Co.                                                        6.705%
INSTITUTIONAL SHARES                  Attn: Datalynx 125
                                      P.O. Box 173736
                                      Denver, CO 80217-3736

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Equity Investment Portfolio L.P.                            8.495%
                                      1001 North U.S. Highway One
                                      Suite 800
                                      Jupiter, FL 33477

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co, Inc.                                       63.924%
                                      Special Custody Account
                                      for the Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------

     As of November 16, 2001, directors and officers as a group owned less than one percent of the shares of each class within the Company.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS
------------------------

     A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

     "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


     "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertanties which could lead to the obligors inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


     Moody's commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.


     "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


     "Not Prime" - Issuers do not fall within any of the Prime rating categories.

     Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.


     "D" - Securities are in actual or imminent payment default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

     The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

     "AAA" - An obligation rated "AAA" is the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


     Obligors rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.


     "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:


     "Aaa" - Bonds and preferred stock are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds and preferred stock are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     "A" - Bonds and preferred stock possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds and preferred stock are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba" - Bonds and preferred stock are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B" - Bonds and preferred stock generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa" - Bonds and preferred stock are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     "Ca" - Bonds and preferred stock represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     "C" - Bonds and preferred stock are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes long-term ratings used by Fitch:

     "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.


     "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.


     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.


MUNICIPAL NOTE RATINGS
----------------------

     A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.


     "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.


     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:


     "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

     "MIG-3"/"VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.


     "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.



     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                BOGLE INVESTMENT MANAGEMENT SMALL CAP GROWTH FUND

                 (AN INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)


                       STATEMENT OF ADDITIONAL INFORMATION


                                DECEMBER 18, 2001

         This Statement of Additional Information provides supplementary information pertaining to shares of two classes, Institutional Shares and Investor Shares (collectively, the "Shares"), representing interests in the Bogle Investment Management Small Cap Growth Fund (the "Fund") of The RBB Fund, Inc. ("RBB"). This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Fund's Prospectus dated December 18, 2001 (the "Prospectus"). A copy of the Prospectus may be obtained by calling toll-free (877) 264-5346. This Statement of Additional Information is dated December 18, 2001.


                                TABLE OF CONTENTS


                                                                       PAGE
                                                                       ----
GENERAL .................................................................2
INVESTMENT OBJECTIVE AND POLICIES........................................2
INVESTMENT LIMITATIONS..................................................16
DIRECTORS AND OFFICERS..................................................18
DIRECTORS' COMPENSATION.................................................20
CODE OF ETHICS..........................................................20
INVESTMENT ADVISORY, DISTRIBUTION AND  SERVICING ARRANGEMENTS...........21
FUND TRANSACTIONS.......................................................26
PURCHASE AND REDEMPTION INFORMATION.....................................28
VALUATION OF SHARES.....................................................30
PERFORMANCE INFORMATION.................................................31
TAXES ..................................................................33
ADDITIONAL INFORMATION CONCERNING FUND SHARES...........................34
MISCELLANEOUS...........................................................37
FINANCIAL STATEMENTS....................................................47
APPENDIX A.............................................................A-1


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THE STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


         RBB is an open-end management investment company currently operating or proposing to operate fourteen separate investment portfolios. RBB is registered as an open-end investment company under the Investment Company Act of 1940 (the "1940 Act") and was organized as a Maryland corporation on February 29, 1988. This Statement of Additional Information pertains to the Institutional and Investor Shares representing interests in the Bogle Investment Management Small Cap Growth Fund offered by the Prospectus dated December 18, 2001.


         Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                        INVESTMENT OBJECTIVE AND POLICIES

         The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

FUTURES

         FUTURES CONTRACTS. The Fund may invest in futures contracts and options on futures contracts (including S&P 500 Index futures, Russell 2000 Index futures, and options on such futures described below). When the Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The underlying instrument may be a specified type of security, such as U.S. Treasury bonds or notes.

         The majority of futures contracts are closed out by entering into an offsetting purchase or sale transaction in the same contract on the exchange where they are traded, rather than being held for the life of the contract. Futures contracts are closed out at their current prices, which may result in a gain or loss.

         If the Fund holds a futures contract until the delivery date, it will be required to complete the purchase and sale contemplated by the contract. In the case of futures contracts on securities, the purchaser generally must deliver the agreed-upon purchase price in cash, and the seller must deliver securities that meet the specified characteristics of the contract.

         The Fund may purchase futures contracts as an alternative to purchasing actual securities. For example, if the Fund intended to purchase certain securities but had not yet done so, it could purchase a futures contract in order to lock in current market prices while deciding on particular investments. This strategy is sometimes known as an anticipatory hedge. Alternatively, the Fund could purchase a futures contract if it had cash and short-term securities on hand that it wished to invest in longer-term securities, but at the same time the Fund wished to maintain a highly liquid position in order to be prepared to meet redemption requests or other obligations. In these strategies the Fund would use futures contracts to attempt to achieve an overall return -- whether positive or negative -- similar to the return from longer-term securities, while taking advantage of potentially greater liquidity that futures contracts may offer. Although the Fund would hold cash and liquid debt securities in a segregated account with a value sufficient to cover its open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions can take several days.


         The Fund may sell futures contracts to hedge its other investments against changes in value, or as an alternative to sales of securities. For example, if the Adviser anticipated a decline in the price of a particular security, but did not wish to sell such securities owned by the Fund, it could sell a futures contract in order to lock in a current sale price. If prices subsequently fell, the futures contract's value would be expected to rise and offset all or a portion of the loss in the securities that the Fund had hedged. Of course, if prices subsequently rose, the futures contract's value could be expected to fall and offset all or a portion of the benefit to the Fund.


         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract.


         FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker (known as a futures commission merchant, or FCM), when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange where the contract is traded, and may be maintained in cash or high quality liquid securities. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to a return of margin owed to it only in proportion to the amount received by the FCM's other customers. The Adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business.

         CORRELATION OF PRICE CHANGES. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is likely that the standardized futures contracts available to the Fund will not match the Fund's current or anticipated investments. Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits for futures contracts. The Fund may purchase or sell futures contracts with a greater or lesser value than the securities they wish to hedge or intend to purchase in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce anticipated gains or result in losses that are not offset by the gains in the Fund's other investments.

         LIQUIDITY OF FUTURES CONTRACTS. Because futures contracts are generally settled within a day from the date they are closed out, as compared with a longer settlement period for other types of securities, the futures markets can provide liquidity superior to the securities markets in many cases. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, it would prevent prompt liquidation of unfavorable futures positions, and potentially could require the Fund to continue to hold a futures position until the delivery date regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions could also be impaired.

         INDEX FUTURES AND RELATED OPTIONS. An Index Futures contract is a contract to buy or sell an integral number of units of a stock index (i.e., the Standard & Poor's 500 Composite Stock Price Index or the Russell 2000 Index) at a specified future date at a price agreed upon when the contract is made. A unit is the value of the relevant index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an index.

         RISKS OF FUTURES TRANSACTIONS. The risks related to the use of futures contracts include: (i) the correlation between movements in the market price of the Fund's investments (held or intended for purchase) being hedged and in the price of the futures contract may be imperfect; (ii) possible lack of a liquid secondary market for closing out futures positions; (iii) the need for additional portfolio management skills and techniques; and (iv) losses due to unanticipated market movements. Successful use of futures by the Fund is subject to the Adviser's ability to predict correctly movements in the direction of the market.

PUT AND CALL OPTIONS

         The Fund may purchase and write (sell) put and call options relating to particular securities or to various indices which may or may not be listed on a national securities exchange or issued by the Options Clearing Corporation.


         PURCHASING PUT OPTIONS. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. The option may give the Fund the right to sell only on the option's expiration date, or may be exercisable at any time up to and including that date. In return for this right, the Fund pays the current market price for the option (known as the option premium). The option's underlying instrument may be a security or a futures contract.

         The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. If the Fund exercises a put option on a futures contract, it assumes a seller's position in the underlying futures contract. Purchasing an option on a futures contract does not require the Fund to make futures margin payments unless it exercises the option. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

         Put options may be used by the Fund to hedge securities it owns, in a manner similar to selling futures contracts, by locking in a minimum price at which the Fund can sell. If security prices fall, the value of the put option would be expected to rise and offset all or a portion of the Fund's resulting losses. The put thus acts as a hedge against a fall in the price of such securities. However, all other things being equal (including securities prices) option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of the option in the form of the premium (and transaction costs), the Fund would expect to suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium. This potential loss represents the cost of the hedge against a fall in prices. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged to the same extent as selling a futures contract.

         PURCHASING CALL OPTIONS. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). By purchasing a call option, the Fund would attempt to participate in potential price increases of the underlying instrument, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if security prices fell. At the same time, the Fund can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

         The Fund will purchase call options only in connection with "closing purchase transactions." The Fund may terminate its position in a call option by entering into a closing purchase transaction. A closing purchase transaction is the purchase of a call option on the same security with the same exercise price and call period as the option previously written by the Fund. If the Fund is unable to enter into a closing purchase transaction, the Fund may be required to hold a security that it might otherwise have sold to protect against depreciation.


         WRITING PUT OPTIONS. When the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund will be required to make margin payments to an FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.


         The Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.


         WRITING CALL OPTIONS. Writing a call option obligates the Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, as described above, except that writing covered call options generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. At the same time, because the Fund would have to be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, the Fund would give up some ability to participate in security price increases when writing call options.


         COMBINED OPTION POSITIONS. The Fund may purchase and write options in combination with each other to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         OPTIONS ON INDICES/UNLISTED OVER-THE-COUNTER OPTIONS. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

         The Fund will engage in unlisted over-the-counter options only with broker-dealers deemed creditworthy by the Adviser. Closing transactions in certain options are usually effected directly with the same broker-dealer that effected the original option transaction. The Fund bears the risk that the broker-dealer will fail to meet its obligations. There is no assurance that the Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.


         RISKS OF OPTIONS TRANSACTIONS. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options are subject to risks similar to those described above with respect to futures contracts, including the risk of imperfect correlation between the option and the Fund's other investments and the risk that there might not be a liquid secondary market for the option. In the case of options on futures contracts, there is also a risk of imperfect correlation between the option and the underlying futures contract. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.

         ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The Fund will not use leverage in its options and futures strategies. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options or futures contracts or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. RBB, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the Fund will not enter into any commodity futures contract or option on a commodity futures contract for non-hedging purposes if, as a result, the sum of initial margin deposits on commodity futures contracts and related commodity options and premiums paid for options on commodity futures contracts the Fund has purchased would exceed 5% of the Fund's net assets after taking into account unrealized profits and losses on such contracts.

     The Fund's limitations on investments in futures contracts and their policies regarding futures contracts and the limitations on investments in options and its policies regarding options discussed above in this Statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit.


SHORT SALES

         Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

         Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position in accordance with positions taken by the Staff of the Securities and Exchange Commission.

         The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale. The Fund may purchase call options to provide a hedge against an increase in the price of a security sold short.

         The Fund anticipates that the frequency of short sales will vary substantially in different periods, and it does not intend that any specified portion of its assets, as a matter of practice, will be invested in short sales. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. The Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price, but also wishes possibly to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

SHORT SALES "AGAINST THE BOX"

         In addition to the short sales discussed above, the Funds may make short sales "against the box," a transaction in which the Fund enters into a short sale of a security that the Fund owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. It currently is anticipated that the Fund will make short sales against the box for purposes of protecting the value of the Fund's net assets and will not engage in short sales against the box for speculative purposes.


         A short sale against the box will defer recognition of gain for federal income tax purposes only if the Fund subsequently closes the short position by making a purchase of the relevant securities no later than 30 days after the end of the taxable year.

SECTION 4(2) PAPER


         "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below and Appendix "A" for a list of commercial paper ratings.


RIGHTS OFFERINGS AND PURCHASE WARRANTS

         Rights offerings and purchase warrants are privileges issued by a corporation which enable the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short lifespan to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the rights and warrants expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.


ILLIQUID SECURITIES

         The Fund may not invest more than 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days and securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

         Mutual funds do not typically hold a significant amount of illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         The Adviser will monitor the liquidity of restricted securities in the Fund under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INVESTING IN SMALL CAPITALIZATION COMPANIES


         Investments in small capitalization companies involve greater risk and portfolio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in these investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, the Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Small capitalization companies include "unseasoned" issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. Investments in small capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

FOREIGN SECURITIES


         In pursuing its investment objective, the Fund's assets may be invested in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"). During temporary defensive periods, the Fund may also hold short or medium-term interest-bearing instruments or deposits of foreign issuers as described in the prospectus and in this Statement of Additional Information.

         ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted. The Fund may invest in ADRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Investment in ADRs does not eliminate all the risks inherent in investing in securities of foreign issuers. The market value of these securities is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the ADRs and the underlying securities are quoted. Accordingly, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated change in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the United States or abroad.


EQUITY SWAPS

         The Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in the particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on the equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).


         The Fund will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Fund's potential exposure, the Fund and its investment adviser believe that transactions do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.


         The Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is considered to be investment grade by the Adviser.

INVESTMENT COMPANY SECURITIES


         The Fund may invest in securities issued by other investment companies. Under the 1940 Act, the Fund's investments in such securities currently are limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's net assets with respect to any one investment company and (iii) 10% of the Fund's net assets in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses. The Fund presently intends to invest in other investment companies only as investment vehicles for short-term cash. The Fund will only invest in securities of other investment companies which are purchased on the open market with no commission or profit to a sponsor or dealer, other than the customary brokers commission, or when the purchase is part of a plan of merger, consolidation, reorganization or acquisition.


CONVERTIBLE SECURITIES

         The Fund may invest in convertible securities, such as convertible debentures, bonds and preferred stock, primarily for their equity characteristics. Convertible securities may be converted into common stock at a specified share price or ratio. Because the price of the common stock may fluctuate above or below the specified price or ratio, the Fund may have the opportunity to purchase the common stock at below market price. On the other hand, fluctuations in the price of the common stock could render the right of conversion worthless.

REPURCHASE AGREEMENTS


         The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price. The repurchase price under repurchase agreements generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The financial institutions with whom the Fund may enter into repurchase agreements will be banks and broker/dealers which the Adviser considers creditworthy pursuant to criteria approved by the Board of Directors. The Adviser will consider, among other things, whether a repurchase obligation of a seller involves minimal credit risk to the Fund in determining whether to have the Fund enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser will mark to market daily the value of the securities and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to a possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations. Securities subject to repurchase agreements will be held by RBB's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.


REVERSE REPURCHASE AGREEMENTS


         Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account with its custodian or a qualified sub-custodian, cash, U.S. Government securities or other liquid, high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase.


U.S. GOVERNMENT OBLIGATIONS

         Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, and the Maritime Administration.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS


         The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit the Fund to lock-in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. The Fund's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of its investment objective.


LENDING OF FUND SECURITIES


         The Fund may lend its portfolio securities to financial institutions. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreases below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers which the Adviser deems to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. The Fund may not make loans in excess of 33-1/3% of the value of its total assets.


BORROWING MONEY


         As a fundamental policy, the Fund is permitted to borrow to the extent permitted under the 1940 Act and to mortgage, pledge or hypothecate its assets in connection with such borrowings in amounts not in excess of 125% of the dollar amounts borrowed. The 1940 Act permits an investment company to borrow in an amount up to 33-1/3% of the value of such company's total assets. However, the Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. The Fund will not make any additional investments while borrowings exceed 5% of its total assets.


TEMPORARY INVESTMENTS


         The short-term and medium-term debt securities in which the Fund may invest for temporary defensive purposes consist of: (a) obligations of the United States or foreign governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of U.S. or foreign banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. and foreign corporations; and (e) repurchase agreements with banks and broker-dealers with respect to such securities.

PORTFOLIO TURNOVER


         Those investment strategies that require periodic changes to portfolio holdings with the expectation of outperforming equity indices are typically referred to as "active" strategies. These strategies contrast with "passive" ("index") strategies that buy and hold only the stocks in the equity indices. Passive strategies tend to trade infrequently--only as the stocks in the indices change (largely due to changes in the sizes of the companies in the indices, takeovers or bankruptcies). Most equity mutual funds pursue active strategies, which have higher turnover than passive strategies.


         The generally higher portfolio turnover of active investment strategies can adversely affect taxable investors, especially those in higher marginal tax brackets, in two ways. First, short-term capital gains, which often accompany higher turnover investment strategies, are currently taxed at ordinary income rates. Ordinary income tax rates are higher than long-term capital gain tax rates for middle and upper income taxpayers. Thus, the tax liability is often higher for investors in active strategies. Second, the more frequent realization of gains caused by higher turnover investment strategies means that taxes will be paid sooner. Such acceleration of the tax liability is financially more costly to investors. Less frequent realization of capital gains allows the payment of taxes to be deferred until later years, allowing more of the gains to compound before taxes are paid. Consequently, after-tax compound rates of return will generally be higher for taxable investors using investment strategies with very low turnover, compared with high turnover strategies. The difference is particularly large when the general market rates of return are higher than average, such as the last ten years.

         Although tax considerations should not typically drive investment decisions, Bogle Investment Management advises all of its investors to consider their ability to allocate tax-deferred assets (such as IRAs and other retirement plans) to active strategies, and taxable assets to lower turnover passive strategies, when considering their investment options. Generally, investors will earn better after-tax returns investing tax-advantaged assets in active strategies, while using very low turnover passive strategies for their taxable investments.

         The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. It is expected that the Fund's portfolio turnover will range between 100% to 150%.

                             INVESTMENT LIMITATIONS


         The Fund has adopted the following fundamental investment limitations which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined in Section 2(a)(42) of the 1940 Act). The Fund may not:


         1. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by a Fund, except that up to 25% of the value of a Fund's assets may be invested without regard to such limitation.


         2. Borrow money, except to the extent permitted under the 1940 Act or mortgage, pledge or hypothecate any of its assets in connection with any such borrowing except in amounts not in excess of 125% of the dollar amounts borrowed. The 1940 Act permits an investment company to borrow in an amount up to 33 1/3% of the value of such company's total assets. For purposes of this investment limitation, the entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.


         3. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Fund to be invested in the obligations of issuers in any industry, provided that there is no limitation with respect to investments in U.S. Government obligations.


         4. Make loans, except that the Fund may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Fund's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to RBB, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.


         5. Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions, and except that the Fund may establish margin accounts in connection with its use of options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

         6. Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal securities laws.

         7. Purchase or sell real estate or real estate limited Fund interests, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein or in real estate investment trusts.

         8. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

         9. Invest in oil, gas or mineral-related exploration or development programs or leases.

         10. Purchase any securities issued by any other investment company, except to the extent permitted by the 1940 Act and except in connection with the merger, consolidation or acquisition of all the securities or assets of such an issuer.

         11. Make investments for the purpose of exercising control or management, but the Fund will vote those securities it owns in its portfolio as a shareholder in accordance with its views.

         12. Issue any senior security, as defined in section 18(f) of the 1940 Act, except to the extent permitted by the 1940 Act.

         13. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings as described in limitation 1 above and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

                                     *  *  *


         If a percentage restriction under one of the Fund's investment policies or limitations or the use of assets is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation (except with respect to any restrictions that may apply to borrowings or senior securities issued by the Fund).

                             DIRECTORS AND OFFICERS

         The business and affairs of RBB are managed under the direction of RBB's Board of Directors. The directors and executive officers of RBB, their ages, business addresses and principal occupations during the past five years are:


                                        POSITION              PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                   WITH RBB              DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------


Arnold M. Reichman - 53                 Director              Director, Gabelli Group Capital Partners (an investment
609 Greenwich Street                                          partnership) since December 2000; Chief Operating
5th Floor                                                     Officer and member of the Board of Directors of
New York, NY  10014                                           Outercurve Technologies (wireless enabling services)
                                                              until April 2001; Chief Operating Officer and a member
                                                              of the Executive Operating Committee of Warburg Pincus
                                                              Asset Management, Inc.; Executive Officer and Director
                                                              of Credit Suisse Asset Management Securities Inc.
                                                              (formerly Counsellors Securities Inc.) and
                                                              Director/Trustee of various investment companies
                                                              advised by Warburg Pincus Asset Management, Inc. until
                                                              September 15, 1999; Prior to 1997, Managing Director of
                                                              Warburg Pincus Asset Management, Inc.


*Robert Sablowsky - 63                  Director              Executive Vice President of Fahnestock Co., Inc. (a
Fahnestock & Company, Inc.                                    registered broker-dealer).
125 Broad Street
New York, NY  10004

Francis J. McKay - 66                   Director              Since 1963, Executive Vice President, Fox Chase
Fox Chase Cancer Institute                                    Cancer Center (biomedical research and medical care).
7701 Burholme Avenue
Philadelphia, PA  19111

*Marvin E. Sternberg - 67               Director              Since 1974, Chairman, Director and President, Moyco
Moyco Technologies, Inc.                                      Technologies, Inc. (manufacturer of precision coated
200 Commerce Drive                                            and industrial abrasives).
Montgomeryville, PA  18936

Julian A. Brodsky - 68                  Director              Director and Vice Chairman, since 1969 Comcast
Comcast Corporation                                           Corporation (cable television and communications);
1500 Market Street                                            Director, NDS Group PLC.
35th Floor
Philadelphia, PA  19102


Donald van Roden - 77                   Director and          Self-employed businessman.  From February 1980 to
1200 Old Mill Lane                      Chairman of the       March 1987, Vice Chairman, SmithKline Beecham
Wyomissing, PA  19610                   Board                 Corporation (pharmaceuticals).


                                        POSITION              PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                   WITH RBB              DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------


Edward J. Roach - 77                    President and         Certified Public Accountant; Vice Chairman of the
Suite 100                               Treasurer             Board, Fox Chase Cancer Center; Trustee Emeritus,
Bellevue Park Corporate                                       Pennsylvania School for the Deaf; Trustee Emeritus,
Center                                                        Immaculata College; President or Vice President and
400 Bellevue Parkway                                          Treasurer of various investment companies advised by
Wilmington, DE  19809                                         subsidiaries of PNC Bank Corp. (1981-1997); Managing
                                                              General Partner and Treasurer of Chestnut Street
                                                              Exchange Fund; Director of the Bradford Funds, Inc.
                                                              (1996-2000)

* Each of Mr. Sablowsky and Mr. Sternberg is an "interested person" of RBB, as that term is defined in the 1940 Act.


         Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to RBB the firm to be selected as independent auditors.

         Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of RBB when the Board of Directors is not in session.


         Messrs. McKay, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of RBB.

         DIRECTORS' COMPENSATION.


         RBB currently pays directors $15,000 annually and $1,250 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $6,000 per year for his services in this capacity. Directors are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 2001, each of the following members of the Board of Directors received compensation from RBB in the following amounts:




                                                                                                           TOTAL COMPENSATION
                                           AGGREGATE        PENSION OR RETIREMENT    ESTIMATED ANNUAL      FROM FUND AND FUND
                                       COMPENSATION FROM     BENEFITS ACCRUED AS       BENEFITS UPON        COMPLEX PAID TO
NAME OF PERSON/POSITION                   REGISTRANT        PART OF FUND EXPENSES        RETIREMENT            DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------


Julian A. Brodsky, Director                 $21,250                  N/A                    N/A                 $21,250

Francis J. McKay, Director                  $22,500                  N/A                    N/A                 $22,500

Arnold M. Reichman, Director                $18,750                  N/A                    N/A                 $18,750

Robert Sablowsky, Director                  $21,250                  N/A                    N/A                 $21,250

Marvin E. Sternberg, Director               $22,500                  N/A                    N/A                 $22,500

Donald van Roden, Director                  $27,250                  N/A                    N/A                 $27,250
and Chairman




--------------
         On October 24, 1990, RBB adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which RBB will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by RBB's advisers, custodians, administrators and distributor, RBB itself requires only one part-time employee. No officer, director or employee of Bogle Investment Management, L.P. or the Distributor currently receives any compensation from RBB.


         CODE OF ETHICS.


         The Company, the Adviser and PFPC Distributors, Inc. have adopted codes of ethics that permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Company.

                      INVESTMENT ADVISORY, DISTRIBUTION AND
                             SERVICING ARRANGEMENTS

ADVISORY AGREEMENT


         Bogle Investment Management, L.P. (the "Adviser") renders advisory services to the Fund pursuant to an Investment Advisory Agreement ("Advisory Agreement") dated September 15, 1999. Under the Advisory Agreement, the Adviser is entitled to receive a monthly fee from the Fund calculated at an annual rate of 1.00% of the Fund's average daily net assets. The Adviser has agreed to limit the Fund's total operating expenses to the extent that such expenses exceed 1.25% of the Fund's Institutional Class average daily net assets and 1.35% of the Fund's Investor Class average daily net assets until December 31, 2002. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. There can be no assurance that the Adviser will continue such waivers indefinitely. John C. Bogle, Jr., the Fund's portfolio manager, is the President of the Adviser.


         Subject to the supervision of RBB's Board of Directors, the Adviser will provide for the overall management of the Fund including (i) the provision of a continuous investment program for the Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents, (ii) the determination from time to time of what securities and other investments will be purchased, retained, or sold by the Fund, and (iii) the placement from time to time of orders for all purchases and sales made for the Fund.


         The Adviser will pay all expenses incurred by it in connection with its activities under the Advisory Agreement. The Fund bears all of its own expenses not specifically assumed by the Adviser. General expenses of RBB not readily identifiable as belonging to a portfolio of RBB are allocated among all investment portfolios by or under the direction of RBB's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by the Fund include, but are not limited to the following (or the Fund's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by the Fund and any losses incurred in connection therewith;
(b) expenses of organizing RBB that are not attributable to a class of RBB; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against RBB or the Fund for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; and (g) the cost of investment company literature and other publications provided by RBB to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of RBB, are allocated to such class.


         If the expenses borne by the Fund in any fiscal year exceed the most restrictive applicable expense limitations imposed by the securities regulations of any state in which the shares of the Fund are registered or qualified for sale to the public, the Adviser shall reimburse the Fund for any excess up to the amount of the fees payable by the Fund to it during such fiscal year in the same proportion that its fees bear to the total fees paid by RBB for investment advisory services in respect of the Fund; provided, however, that notwithstanding the foregoing, the Adviser shall reimburse the Fund for such excess expenses regardless of the amount of such fees payable to it during such fiscal year to the extent that the securities regulations of any state in which the shares are registered or qualified for sale so require.

         Under the Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by RBB or the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder.


         The Advisory Agreement was last approved on July 19, 2001 by vote of RBB's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940
Act) of such parties ("Disinterested Directors"). Unless sooner terminated pursuant to its terms, the Advisory Agreement shall continue until August 16, 2002. Thereafter, if not terminated, the Advisory Agreement shall continue for successive annual periods ending August 16, provided such continuance is specifically approved at least annually (a) by vote of a majority of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on such approval, and (b) by RBB's Board of Directors or by vote of a majority of the Fund's outstanding voting securities. The Advisory Agreement is terminable by vote of RBB's Board of Directors or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Adviser. The Advisory Agreement may be terminated by the Adviser at any time, without payment of any penalty, on 60 days' written notice to the Fund. The Advisory Agreement was approved by written consent of the Fund's sole shareholder. The Advisory Agreement terminates automatically in the event of assignment thereof.




-------------------------------------------------------------------------------------------------------------------
                                ADVISORY FEES (AFTER WAIVERS            WAIVERS                  REIMBURSEMENTS
                                     AND REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------
For the fiscal year ended                 $460,606                      $90,728                        $0
August 31, 2001
-------------------------------------------------------------------------------------------------------------------
For the period from October 1,               $0                        $107,956                      $77,593
1999 (commencement of
operations) through August 31,
2000
-------------------------------------------------------------------------------------------------------------------

         The Advisory Agreement provides that the Adviser shall at all times have all rights in and to the Fund's name and all investment models used by or on behalf of the Fund. The Adviser may use the Fund's name or any portion thereof in connection with any other mutual fund or business activity without the consent of any shareholder, and RBB has agreed to execute and deliver any and all documents required to indicate its consent to such use.

         The Advisory Agreement further provides that no public reference to, or description of, the Adviser or its methodology or work shall be made by RBB, whether in the Prospectus, Statement of Additional Information or otherwise, without the Adviser's prior written consent, which consent shall not be unreasonably withheld. In each case, RBB has agreed to provide the Adviser a reasonable opportunity to review any such reference or description before being asked for such consent.

CUSTODIAN AGREEMENTS


         PFPC Trust Company ("PFPC Trust"), 8800 Tinicum Boulevard, Suite 200, Philadelphia, Pennsylvania 19153, is custodian of the Fund's assets pursuant to a custodian agreement dated as of September 15, 1999, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PFPC Trust (a) maintains a separate account or accounts in the name of the Fund, (b) holds and transfers portfolio securities on account of the Fund, (c) accepts receipts and makes disbursements of money on behalf of the Fund, (d) collects and receives all income and other payments and distributions on account of the Fund's portfolio securities and (e) makes periodic reports to RBB's Board of Directors concerning the Fund's operations. PFPC Trust is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PFPC Trust remains responsible for the performance of all its duties under the Custodian Agreement and holds RBB harmless from the acts and omissions of any sub-custodian. For its services to the Fund under the Custodian Agreement, PFPC Trust receives a fee calculated at .03% of the Fund's average daily net assets.


TRANSFER AGENCY AGREEMENTS


         PFPC Inc. ("PFPC"), with offices at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement dated November 5, 1991, as supplemented (collectively, the "Transfer Agency Agreement"). Under the Transfer Agency Agreement, PFPC (a) issues and redeems Shares of the Fund, (b) addresses and mails all communications by the Fund to record owners of Shares of the Fund, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to RBB's Board of Directors concerning the operations of the Fund. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a monthly fee, dependent upon the account type, at the annual rate of $10 to $18 per account for the Fund, exclusive of out-of-pocket expenses, and also receives reimbursement of its out-of-pocket expenses.


ADMINISTRATION AGREEMENT


         PFPC also serves as the Fund's administrator and fund accounting agent pursuant to an Administration and Accounting Services Agreement dated as of September 15, 1999, (the "Administration Agreement"). PFPC has agreed to calculate the Fund's net asset value, provide all accounting services for the Fund and assist in related aspects of the Fund's operations. The Administration Agreement provides that PFPC shall be obligated to exercise care and diligence in the performance of its duties, to act in good faith and to use its best efforts, within reasonable limits, in performing services thereunder. PFPC shall be responsible for failure to perform its duties under the Administration Agreement arising out of PFPC's gross negligence. In consideration for providing services pursuant to the Administration Agreement, PFPC receives a fee calculated at an annual rate of
 .115% of the Fund's average daily net assets, exclusive of out-of-pocket expenses and pricing charges.

-------------------------------------------------------------------------------------------------------------------
                                 ADMINISTRATION FEES (AFTER             WAIVERS                  REIMBURSEMENTS
                                 WAIVERS AND REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------
For the fiscal year ended                  $74,093                      $37,500                        $0
August 31, 2001
-------------------------------------------------------------------------------------------------------------------
For the period from October 1,             $59,058                      $34,375                        $0
1999 (commencement of
operations) through August 31,
2000
-------------------------------------------------------------------------------------------------------------------


DISTRIBUTION AND SHAREHOLDER SERVICING


         PFPC Distributors, Inc. ("PFPC Distributors"), 3200 Horizon Drive, King of Prussia, Pennsylvania 19406, serves as distributor of the Shares pursuant to the terms of a distribution agreement dated January 2, 2001 (the "Distribution Agreement") entered into by PFPC Distributors and RBB. No compensation is payable by RBB to PFPC Distributors for distribution services with respect to the Fund. The Shareholder Services Plan (the "Plan") provides that the Fund will pay PFPC Distributors a fee calculated at an annual rate of up to .25% of the average daily net assets of the Fund's Investor Shares in consideration for certain Shareholder and Administrative Services. Services performed by PFPC Distributors include ongoing servicing and/or maintenance of the accounts of shareholders of the Fund's Investor Class, as set forth in the Plan ("Shareholder Services"), and sub-transfer agency services, subaccounting services or administrative services, as set forth in the Plan ("Administrative Services" and collectively with Shareholder Services, "Services") including, without limitation, (i) payments reflecting an allocation of overhead and other office expenses of PFPC Distributors related to providing Services; and (ii) payment made to, and reimbursement of expenses of, financial institutions who provide Services to beneficial owners of Investor Shares ("Shareholder Servicing Agents") including, but not limited to, office space and equipment, telephone facilities, and answering routine inquiries regarding the Fund.

-------------------------------------------------------------------------------------------------------------------
       PFPC DISTRIBUTORS         SHAREHOLDER SERVICING FEES             WAIVERS                  REIMBURSEMENTS
                                     (AFTER WAIVERS AND
                                       REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------
For the period from January 2,             $35,955                      $33,188                        $0
2001 through August 31, 2001
-------------------------------------------------------------------------------------------------------------------

         Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") served as distributor of the Fund's Shares and also performed Shareholder Services on behalf of the Fund pursuant to its Shareholder Services Plan as described above pursuant to the same compensation as for PFPC Distributors.

-------------------------------------------------------------------------------------------------------------------
              PDI                SHAREHOLDER SERVICING FEES             WAIVERS                  REIMBURSEMENTS
                                     (AFTER WAIVERS AND
                                       REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------
For the period from September 1,           $10,023                      $9,253                         $0
 2000 through January 1, 2001
-------------------------------------------------------------------------------------------------------------------
For the period from October 1,             $10,841                      $10,020                        $0
1999 (commencement of
operations) through August 31,
2000
-------------------------------------------------------------------------------------------------------------------


ADMINISTRATIVE SERVICES AGENT


         PFPC Distributors provides certain administrative services to the Institutional shares of the Fund that are not provided by PFPC. These services include furnishing corporate secretarial, data processing and clerical services, acting as liaison between the Institutional shares of the Fund and various service providers and coordinating the preparation of proxy statements and annual, semi-annual and quarterly reports. As compensation for such administrative services, PFPC Distributors is entitled to a monthly fee calculated at the annual rate of .15% of the Institutional shares of the Fund's average daily net assets. PFPC Distributors is currently waiving fees in excess of .03% of the Institutional shares of the Fund's average daily net assets.

-------------------------------------------------------------------------------------------------------------------
       PFPC DISTRIBUTORS        ADMINISTRATIVE SERVICES FEES            WAIVERS                  REIMBURSEMENTS
                                     (AFTER WAIVERS AND
                                       REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------
For the period from January 2,             $4,989                       $19,961                        $0
2001 through August 31, 2001
-------------------------------------------------------------------------------------------------------------------

         Prior to January 2, 2001, PDI provided administrative services to the Institutional shares of the Fund as described above pursuant to the same compensation as for PFPC Distributors.

-------------------------------------------------------------------------------------------------------------------
              PDI               ADMINISTRATIVE SERVICES FEES            WAIVERS                  REIMBURSEMENTS
                                     (AFTER WAIVERS AND
                                       REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------
For the period from September               $941                        $3,758                         $0
1, 2000 through January 1, 2001
-------------------------------------------------------------------------------------------------------------------
For the period from October 1,              $737                        $2,941                         $0
1999 (commencement of
operations) through August 31,
2000
-------------------------------------------------------------------------------------------------------------------


                                FUND TRANSACTIONS


         Subject to policies established by the Board of Directors, the Adviser is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Fund. The Adviser has broad supervision over the placement of securities orders for the Fund. The Adviser has the authority to determine the broker-dealer to be used in any securities transaction and the commission rate to be paid. While the primary criteria for all transactions in portfolio securities is the execution of orders at the most favorable net price, numerous additional factors are considered by the Adviser when arranging for the purchase and sale of the Fund's portfolio securities. These include restrictions imposed by the federal securities laws and the allocation of brokerage in return for certain services and materials described below. In determining the abilities of the broker-dealer to obtain best execution of a particular transaction, the Adviser will consider all relevant factors including the execution capabilities required by the transaction(s), the ability and willingness of the broker-dealer to facilitate the Fund's portfolio transactions promptly and at reasonable expense, the importance to the Fund of speed, efficiency or confidentiality and the broker-dealer's apparent familiarity with sources from or to whom particular securities might be purchased or sold, as well as any other matters the Adviser deems relevant to the selection of a broker-dealer for a particular portfolio transaction of the Fund.

         When the "best execution" criteria are satisfied, those broker-dealers who supplement the Adviser's capabilities with research, quotation and consulting services and computer data, hardware and software materials may be selected by the Adviser to provide brokerage services.


           Ongoing research and market data feeds are critical elements of the Adviser's investment management process. Accordingly, the Adviser is a significant user of broker-provided products and services which assist the Adviser in carrying out its investment and trading decisions. These services include: trading, research and portfolio management systems consulting, periodicals and seminars, prime brokerage, custody and clearance services, data services, trading consulting, telephone lines, trading and data feeds, proxy research, and trading communication services. In some cases the Adviser acquires research products or services with soft dollars which also have non-research uses. In these cases the Adviser makes a reasonable allocation of the cost of the product or service according to its use. That portion of the product or service which provides administrative or other non-research services is paid for by the Adviser in hard dollars.


         All research services received from broker-dealers to whom commissions are paid are used collectively. There is no direct relationship between commissions received by a broker-dealer from the Fund's or a particular client's transactions and the use of any or all of that broker-dealer's research material in relation to the Fund or that client's account. The Adviser may pay a broker-dealer's brokerage commission in excess of that which another broker-dealer might have charged for the same transaction in recognition of research and brokerage related services provided by the broker-dealer.


-------------------------------------------------------------------------------
                                    AGGREGATE COMMISSIONS       SOFT DOLLARS
-------------------------------------------------------------------------------
For the fiscal year ended                 $336,246               $103,162
August 31, 2001
-------------------------------------------------------------------------------
For the period from October 1,             $61,122                $14,185
1999 (commencement of
operations) through August 31,
2000
-------------------------------------------------------------------------------

         The Adviser typically aggregates orders for the purchase and sale of securities for client portfolios including portfolios of the investment partnerships and registered investment companies it advises. In this process, orders for investment partnerships or registered investment companies in which the Adviser or persons associated with the Adviser have an interest may be aggregated with orders for other client portfolios. Securities purchased or proceeds of securities sold through aggregated orders are allocated to the account of each client or fund that bought or sold such securities at the average execution price. If less than the total of the aggregated orders is executed, purchased securities or proceeds will be allocated pro rata among the participating portfolios in proportion to their planned participation in the aggregated orders. Transaction costs for any transaction will be shared pro rata based on each portfolio's participation in the transaction. The Fund will not purchase securities during the existence of any underwriting or selling group relating to such security of which the Adviser or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by RBB's Board of Directors pursuant to Rule 10f-3 under the 1940 Act.

         In no instance will portfolio securities be purchased from or sold to PFPC Distributors, PNC Bank or the Adviser or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

         Corporate debt and U.S. Government securities and many micro- and small-cap stocks are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Fund will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer in debt, micro- or small-cap securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

         The Adviser may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Fund prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Fund's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Fund would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.


         In transactions for securities not actively traded on a securities exchange, the Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.


                       PURCHASE AND REDEMPTION INFORMATION

         Institutional Shares of the Fund may be sold to corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others. Purchase orders for Investor Shares may be placed through a financial intermediary. Institutional and Investor Shares may also be purchased directly from the Fund at net asset value per share, by mail or by wire.


         The Fund reserves the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase of the Fund's shares by making payment in whole or in part in securities chosen by RBB and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. RBB has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

         Under the 1940 Act, the Fund may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


         RBB's telephone transaction procedures include the following measures:
(1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) permitting exchanges (if applicable) only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) Business Days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.

         The Fund reserves the right to redeem a shareholder's account in the Fund at any time the net asset value of the account falls below $500 as the result of a redemption request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the voluntary redemption is processed.


         Shares of the Company are subject to redemption by the Company, at the redemption price of such shares as in effect from time to time, including, without limitation: to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time; if such redemption is, in the opinion of the Company's Board of Directors, desirable in order to prevent the Company or any Fund from being deemed a "personal holding company" within the meaning of the Internal Revenue Code of 1986, as amended; or if the net income with respect to any particular class of common stock should be negative or it should otherwise be appropriate to carry out the Company's responsibilities under the 1940 Act.


         An illustration of the computation of the Fund's public offering price per share, based on the value of the Fund's net assets as of August 31, 2001, is as follows:

--------------------------------------------------------------------------------------
                                                   INSTITUTIONAL          INVESTOR
--------------------------------------------------------------------------------------
Net assets                                           $36,526,298     $54,254,527
--------------------------------------------------------------------------------------
Outstanding shares                                     1,871,326       2,783,403
--------------------------------------------------------------------------------------
Net asset value per share                                 $19.52          $19.49
--------------------------------------------------------------------------------------
Maximum sales charge                                          --              --
--------------------------------------------------------------------------------------
Maximum Offering Price to Public                          $19.52          $19.49
--------------------------------------------------------------------------------------


                               VALUATION OF SHARES


         The net asset value per share of the Fund is calculated as of the close of regular trading hours (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("Exchange") is open. Currently, the Exchange is closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed) and on the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday. Securities which are listed on stock exchanges are valued using the closing price or the last sale price on the day the securities are valued or, lacking any sales on such day the mean of the last available bid and asked price is normally used. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at the close of regular trading (generally 4:00 p.m. Eastern Time); securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser according to procedures adopted by RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity. Net asset value per share is calculated by adding the value of the securities, cash and other assets attributable to a class, subtracting the actual and accrued liabilities attributable to the same class, and dividing the result by the number of outstanding shares of the class.

         In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors.

                             PERFORMANCE INFORMATION

         TOTAL RETURN. For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the rules of the Securities and Exchange Commission, funds advertising performance must include total return quotes calculated according to the following formula:


         P(1 + T)n = ERV

         Where:            P =    hypothetical initial payment of $1,000

                           T =    average annual total return

                           n =    number of years (1, 5 or 10)

                         ERV = ending redeemable value at the end of the 1, 5 or 10 year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods.


         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication, and will cover one, five and ten year periods or a shorter period dating from the effectiveness of the Fund's registration statement. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Fund are assumed to have been reinvested at net asset value, as described in the Prospectus, on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed by the Fund.


         The formula for calculating aggregate total return is as follows:

                                                 ERV
                      Aggregate Total Return = [(----) - 1]
                                                  P


         The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.


         PERFORMANCE. From time to time, the Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning of the measuring period to the end of the measuring period. The figures reflect changes in the price of the Fund's shares assuming that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in shares of the Fund. Total return will be shown for recent one-, five- and ten-year periods, and may be shown for other periods as well (such as from commencement of the Fund's operations or on a year-by-year, quarterly or current year-to-date basis).

         When considering average total return figures for periods longer than one year, it is important to note that the Fund's annual total return for one year in the period might have been greater or less than the average for the entire period. When considering total return figures for periods shorter than one year, investors should bear in mind that the Fund seeks long-term appreciation and that such return may not be representative of the Fund's return over a longer market cycle. The Fund may also advertise aggregate total return figures for various periods, representing the cumulative change in value of an investment in the Fund for the specific period (again reflecting changes in the Fund's share prices and assuming reinvestment of dividends and distributions). Aggregate and average total returns may be shown by means of schedules, charts or graphs, may indicate various components of total return (i.e., change in value of initial investment, income dividends and capital gain distributions) and would be quoted separately for each class of the Fund's shares. Investors should note that total return figures are based on historical returns and are not intended to indicate future performance.

         Calculated according to the above formula, the aggregate total return of the Fund was as follows:

------------------------------------------------------------------------------
                                         AVERAGE AGGREGATE RETURN
------------------------------------------------------------------------------
For the fiscal year ended August 31,
2001
Investor Class          (3.45)%
Institutional Class     (3.39)%
------------------------------------------------------------------------------
Since Inception
Investor Class          31.05%
Institutional Class     31.15%
------------------------------------------------------------------------------


         In reports or other communications to investors or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with (1) that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds or as set forth in the publications listed below; (2) with its benchmark index, as well as the S&P 500 or (3) other appropriate indices of investment securities or with data developed by the Adviser derived from such indices. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes,

Barron's, The Wall Street Journal, The New York Times, or other national, regional or local publications.

         In reports or other communications to investors or in advertising, the Fund may also describe the general biography or work experience of its portfolio managers and may include quotations attributable to the portfolio managers describing approaches taken in managing the Fund's investments, research methodology, underlying stock selection or the Fund's investment objective. The Fund may also discuss the continuum of risk and return relating to different investments, and the potential impact of foreign stock on a portfolio otherwise composed of domestic securities. In addition, the Fund may from time to time compare its expense ratios to those of investment companies with similar objectives and policies, as advertised by Lipper Analytical Services, Inc. or similar investment services that monitor mutual funds.



                                      TAXES

         The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes. If the Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if the Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect to the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

         Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.


         The Fund may be required to withhold federal income tax at a rate of at least 30% ("backup withholding") from dividends and redemption proceeds paid to non-corporate shareholders. This tax may be withheld from dividends if (i) you fail to furnish the Fund with your correct taxpayer identification number, (ii) the Internal Revenue Service ("IRS") notifies the Fund that you have failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, you fail to certify that you are not subject to backup withholding.

                  ADDITIONAL INFORMATION CONCERNING FUND SHARES

RBB has authorized capital of 30 billion shares of Common Stock at a par value of $0.001 per share. Currently, 20.973 billion shares have been classified into 94 classes as shown in the table below. Under RBB's charter, the Board of Directors has the power to classify and reclassify any unissued shares of Common Stock from time to time.




                                           NUMBER OF                                                   NUMBER OF
                                       AUTHORIZED SHARES                                           AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)          CLASS OF COMMON STOCK                   (MILLIONS)
------------------------------------- --------------------    ----------------------------------- --------------------
A (Growth & Income)                           100             YY (Schneider Capital Small Cap
                                                              Value)                                      100
B                                             100             ZZ                                          100
C (Balanced)                                  100             AAA                                         100
D  (Tax-Free)                                 100             BBB                                         100
E (Money)                                     500             CCC                                         100
F (Municipal Money)                           500             DDD (Boston Partners Institutional
                                                              Small Cap Value Fund II)                    100
G (Money)                                     500             EEE (Boston Partners Investors
                                                              Small Cap Value Fund II)                    100
H (Municipal Money)                           500             FFF                                         100
I (Sansom Money)                             1500             GGG                                         100
J (Sansom Municipal Money)                    500             HHH                                         100
K (Sansom Government Money)                   500             III (Boston Partners
                                                              Institutional Long/Short Equity)            100
L (Bedford Money)                            1500             JJJ (Boston Partners Investors
                                                              Long/Short Equity)                          100
M (Bedford Municipal Money)                   500             KKK (Boston Partners
                                                              Institutional Long-Short Equity)            100
N (Bedford Government Money)                  500             LLL (Boston Partners Investors
                                                              Long-Short Equity)                          100
O (Bedford N.Y. Money)                        500             MMM  (n/i numeric Small Cap Value)          100
P (RBB Government)                            100             Class NNN (Bogle Institutional
                                                              Small Cap Growth)                           100
Q                                             100             Class OOO (Bogle Investors Small
                                                              Cap Growth)                                 100
R (Municipal Money)                           500             Select (Money)                              700
S (Government Money)                          500             Beta 2 (Municipal Money)                     1
T                                             500             Beta 3 (Government Money)                    1
U                                             500             Beta 4 (N.Y. Money)                          1
V                                             500             Principal Class (Money)                     700
W                                             100             Gamma 2 (Municipal Money)                    1
X                                             50              Gamma 3 (Government Money)                   1
Y                                             50              Gamma 4 (N.Y. Money)                         1
Z                                             50              Bear Stearns Money                         2500
AA                                            50              Bear Stearns Municipal Money               1500
BB                                            50              Bear Stearns Government Money              1000
CC                                            50              Delta 4 (N.Y. Money)                         1
DD                                            100             Epsilon 1 (Money)                            1
EE                                            100             Epsilon 2 (Municipal Money)                  1
FF (n/i numeric Micro Cap)                    50              Epsilon 3 (Government Money)                 1
GG (n/i numeric Growth)                       50              Epsilon 4 (N.Y. Money)                       1
HH (n/i numeric Mid Cap)                      50              Zeta 1 (Money)                               1
II                                            100             Zeta 2 (Municipal Money)                     1


                                           NUMBER OF                                                   NUMBER OF
                                       AUTHORIZED SHARES                                           AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)          CLASS OF COMMON STOCK                   (MILLIONS)
------------------------------------- --------------------    ----------------------------------- --------------------
JJ                                            100             Zeta 3 (Government Money)                    1
KK                                            100             Zeta 4 (N.Y. Money)                          1
LL                                            100             Eta 1 (Money)                                1
MM                                            100             Eta 2 (Municipal Money)                      1
NN                                            100             Eta 3 (Government Money)                     1
OO                                            100             Eta 4 (N.Y. Money)                           1
PP                                            100             Theta 1 (Money)                              1
QQ (Boston Partners Institutional                             Theta 2 (Municipal Money)                    1
Large Cap)                                    100
RR (Boston Partners Investors Large                           Theta 3 (Government Money)                   1
Cap)                                          100
SS (Boston Partners Advisor Large                             Theta 4 (N.Y. Money)                         1
Cap)                                          100
TT (Boston Partners Investors Mid
Cap)                                          100
UU (Boston Partners Institutional
Mid Cap)                                      100
VV (Boston Partners Institutional
Bond)                                         100
WW (Boston Partners Investors Bond)           100



         The classes of Common Stock have been grouped into 14 separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Principal (Gamma) Family, the Select (Beta) Family, the Schneider Capital Management Family, the n/i numeric family of funds, the Boston Partners Family, the Bogle Family, the Bear Stearns Money Market Family, the Epsilon Family, the Theta Family, the Eta Family, and the Zeta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family, the Bedford Family and the Bear Stearns Money Market Family represent interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the n/i numeric investors family of funds represents interests in four non-money market portfolios; the Boston Partners Family represents interests in five non-money market portfolios; the Bogle Family represents interests in one non-money market portfolio; the Schneider Capital Management Family represents interests in one non-money market portfolio; the Select (Beta) Family, the Principal (Gamma) Family and the Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, New York Municipal Money Market and Government Obligations Money Market Portfolios.

         Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to such Fund with each other share that represents an interest in such Fund, even where a share has a different class designation than another share representing an interest in that Fund. Shares of RBB do not have preemptive or conversion rights. When issued for payment as described in the Prospectus, shares of RBB will be fully paid and non-assessable.


         RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders collectively owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.


         Holders of shares of each class of RBB will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as RBB shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities (as defined by the 1940 Act) of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio. Shareholders of RBB are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of RBB may elect all of the directors.


         Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law or by RBB's Charter, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock entitled to vote on the matter voting without regard to class (or portfolio).

                                  MISCELLANEOUS

         COUNSEL. The law firm of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103, serves as counsel to RBB and RBB's non-interested directors.

         INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as RBB's independent accountants.

         CONTROL PERSONS. As of November 16, 2001, to the Company's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Company indicated below. See "Additional Information Concerning Fund Shares" above. The Company does not know whether such persons also beneficially own such shares.




------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
CASH PRESERVATION MONEY MARKET        Karen M. McElhinny                                               5.836%
                                      and Contribution Account
                                      4943 King Arthur Drive
                                      Erie, PA 16506

------------------------------------- ------------------------------------------------------- ------------------------
                                      Luanne M. Garvey                                                31.966%
                                      and Robert J. Garvey
                                      2729 Woodland Ave.
                                      Trooper, PA 19403

------------------------------------- ------------------------------------------------------- ------------------------
                                      Dominic and Barbara Pisciotta                                   25.501%
                                      and Successors in Trust under the Dominic Trust &
                                      Barbara Pisciotta Caring Trust dated 01/24/92
                                      207 Woodmere Way
                                      St. Charles, MD 63303

------------------------------------- ------------------------------------------------------- ------------------------
                                      David G. Bilka                                                   6.271%
                                      1962 FoxPointe Drive
                                      Arnold, MO 63010

------------------------------------- ------------------------------------------------------- ------------------------
SANSOM STREET MONEY MARKET            Saxon and Co.                                                    5.402%
                                      FBO Paine Webber
                                      A/C 32 32 400 4000038
                                      P.O. Box 7780 1888
                                      Philadelphia, PA 19182

------------------------------------- ------------------------------------------------------- ------------------------
                                      Saxon and Co.                                                   94.572%
                                      c/o PNC Bank, N.A.
                                      F6-F266-02-2
                                      8800 Tinicum Blvd.
                                      Philadelphia, PA 19153

------------------------------------- ------------------------------------------------------- ------------------------
CASH PRESERVATION                     Gary L. Lange                                                   61.819%
MUNICIPAL MONEY MARKET                and Susan D. Lange
                                      JT TEN
                                      1664 Kersley Circle
                                      Heathrow, FL 32746

------------------------------------- ------------------------------------------------------- ------------------------
                                      Andrew Diederich                                                 5.805%
                                      and Doris Diederich
                                      JT TEN
                                      1003 Lindeman
                                      Des Peres, MO 63131

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Mark Koehler                                                     7.632%
                                      and Suzanne Koehler
                                      JT TEN WROS
                                      3925 Bowen St.
                                      St. Louis, MO 63116

------------------------------------- ------------------------------------------------------- ------------------------
N/I MICRO CAP FUND                    Charles Schwab & Co., Inc.                                       6.941%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds A/C 3143-0251
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Janis Claflin, Bruce Fetzer and                                  8.482%
                                      Winston Franklin
                                      Robert Lehman Trust
                                      The John E. Fetzer Institute, Inc.
                                      U/A DTD 06-1992
                                      Attn: Christina Adams
                                      9292 West KL Ave.
                                      Kalamazoo, MI 49009

------------------------------------- ------------------------------------------------------- ------------------------
                                      Public Inst. For Social Security                                26.425%
                                      1001 19th St., N.
                                      16th Flr.
                                      Arlington, VA 22209

------------------------------------- ------------------------------------------------------- ------------------------
                                      McKinsey Master Retirement Trust                                20.319%
                                      114 W. 47th Street
                                      20th Floor
                                      New York, NY 10036

------------------------------------- ------------------------------------------------------- ------------------------
N/I GROWTH FUND                       Charles Schwab & Co., Inc.                                       6.749%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Citibank North America Inc.                                     53.465%
                                      Trst. Sargent & Lundy Retirement Trust
                                      DTD. 06/01/96
                                      Mutual Fund Unit
                                      Bld. B Floor 1 Zone 7
                                      3800 Citibank Center
                                      Tampa, FL 33610-9122

------------------------------------- ------------------------------------------------------- ------------------------
                                      Louisa Stude Sarofim Foundation                                  7.059%
                                      c/o Nancy Head
                                      DTD. 01/04/91
                                      1001 Fannin 4700
                                      Houston, TX 77002

------------------------------------- ------------------------------------------------------- ------------------------
N/I MID CAP                           Charles Schwab & Co., Inc.                                      19.299%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                                7.529%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water St. 32nd Floor
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
N/I SMALL CAP VALUE FUND              Charles Schwab & Co., Inc.                                      45.738%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      State Street Bank and Trust Company                             21.865%
                                      FBO Yale Univ.
                                      Retirement Plan for Staff Emp.
                                      State Street Bank & Trust Company
                                      Master Tr. Div.
                                      Attn: Kevin Sutton
                                      Solomon Williard Bldg.
                                      One Enterprise Drive
                                      North Quincy, MA 02171

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Yale University                                                 10.876%
                                      Trst. Yale University Ret. Health Bene. Trust
                                      Attn: Seth Alexander
                                      230 Prospect St.
                                      New Haven, CT 06511

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LARGE CAP VALUE       Charles Schwab & Co., Inc.                                       9.197%
FUND -                                Special Custody Account
INSTITUTIONAL SHARES                  for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Swanee Hunt and Charles Ansbacher                               18.011%
                                      Trst. Swanee Hunt Family Foundation
                                      c/o Beth Benham
                                      168 Brattle St.
                                      Cambridge, MA 02138

------------------------------------- ------------------------------------------------------- ------------------------
                                      Samuel Gary and Ronald Williams                                  6.388%
                                      and David Younggren
                                      Trst. Gary Tax Advantaged PRO and PST
                                      370 17th Street
                                      Suite 5300

------------------------------------- ------------------------------------------------------- ------------------------
                                      Union Bank of California                                        15.886%
                                      FBO Service Employees BP 610001265-01
                                      P.O. Box 85484
                                      San Diego, CA 92186

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Bank National Association                                  17.566%
                                      FBO A-Dec Inc. DOT 093098
                                      Attn: Mutual Funds
                                      A/C 97307536
                                      P.O. Box 64010
                                      St. Paul, MN 55164-0010

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Northern Trust Company                                          19.761%
                                      FBO AEFC Pension Trust
                                      A/C 22-53582
                                      P. O. Box 92956
                                      Chicago, IL 60675

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LARGE CAP VALUE       Charles Schwab & Co., Inc.                                       76.11%
FUND-INVESTOR SHARES                  Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MID CAP VALUE FUND-   John Carroll University                                          5.646%
INSTITUTIONAL SHARES                  20700 N. Park Blvd.
                                      University Heights, OH 44118

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & Co.                                                        13.83%
                                      A/C BPHF 3006002
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------
                                      JMB Realty Corporation ESP                                       7.252%
                                      900 N. Michigan Ave.
                                      Chicago, IL 60611-1575

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Bank National Association                                    8.19%
                                      TRST SIS of the Order of St. Benedict RP
                                      A/C 21743240
                                      Mutual Funds Department
                                      P.O. Box 64010

------------------------------------- ------------------------------------------------------- ------------------------
                                      Strafe & Co.                                                     9.935%
                                      FAO S.A.A.F Custody
                                      A/C 8300022102
                                      P.O. Box 160
                                      Westerville, OH 43086-0160

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & Co.                                                       10.778%
                                      A/C CHIF1001182
                                      FBO Childrens Hospital LA
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      American Express Trust Co.                                       9.317%
                                      FBO American Express
                                      Retirement Serv Plans
                                      Attn: Pat Brown
                                      50534 AXP Financial Ctr.
                                      Minneapolis, MN 55474

------------------------------------- ------------------------------------------------------- ------------------------
                                      First Union National Bank                                       12.487%
                                      FBO Reciprocal of America
                                      A/C 5028298445
                                      1525 W WT Harris Blvd. #NC1151
                                      Charlotte, NC 28262-1151

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MID CAP VALUE FUND-   National Financial Svcs. Corp.                                   20.18%
INVESTOR SHARES                       for Exclusive Benefit of Our Customers
                                      Sal Vella
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      15.576%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      George B. Smithy, Jr.                                            8.276%
                                      38 Greenwood Road
                                      Wellesley, MA 02181

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS BOND FUND-            Chiles Foundation                                               10.105%
INSTITUTIONAL SHARES                  111 S.W. Fifth Ave.
                                      Suite 4050
                                      Portland, OR 97204

------------------------------------- ------------------------------------------------------- ------------------------
                                      The Roman Catholic Diocese of                                   70.928%
                                      Raleigh, NC
                                      General Endowment
                                      715 Nazareth St.
                                      Raleigh, NC 27606

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      The Roman Catholic Diocese of                                   15.433%
                                      Raleigh, NC
                                      Clergy Trust
                                      715 Nazareth St.
                                      Raleigh, NC 27606

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS BOND FUND-            National Financial Services Corp.                               23.789%
INVESTOR SHARES                       for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds 5th Floor
                                      Sal Vella
                                      200 Liberty Street
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      47.797%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      John M. Noyes                                                    5.582%
                                      IRA Rollover
                                      38 Buckboard St.
                                      Phenix City, AL 36869

------------------------------------- ------------------------------------------------------- ------------------------
                                      Edward A. Aloe                                                   5.735%
                                      Rollover IRA
                                      Two Benedict PL
                                      Greenwich, CT 06830

------------------------------------- ------------------------------------------------------- ------------------------
                                      Edward A. Aloe                                                   5.103%
                                      Two Benedict PL
                                      Greenwich, CT 06830

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS                       Boston Partners Asset Mgmt. L. P.                                6.332%
SMALL CAP VALUE FUND II-              Attn: Jan Penney
INSTITUTIONAL SHARES                  28 State St.
                                      Boston, MA 02109

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investor Services Corp.                                16.499%
                                      FBO Exclusive Benefit for Our Customers
                                      55 Water St.
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      A Cleveland R. Dastin and W Donovan                             10.692%
                                      T Burback J Dibrigidu TTEES
                                      Trst. Sheehan Phinney Bass & Green PSP
                                      1000 Elm Street
                                      Manchester, NH 03105-3701

------------------------------------- ------------------------------------------------------- ------------------------
                                      MCNC Endowment                                                  26.145%
                                      P.O. Box 110023
                                      Research Triangle Park, NC 27709

------------------------------------- ------------------------------------------------------- ------------------------
                                      Plumbers and Steamfitters                                       15.857%
                                      Local No. 7 Pension Fund
                                      Robert M. Valenty, Administrator
                                      Mary Allen Smith,
                                      Assistant Administrator
                                      308 Wolf Road

------------------------------------- ------------------------------------------------------- ------------------------
                                      Memorial Hospital of Martinsville                                5.859%
                                      and Henry Counties
                                      320 Hospital Drive
                                      P.O. Box 4788
                                      Martinsville, VA 24115-4788

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS SMALL CAP VALUE       National Financial Services Corp.                               37.764%
FUND II - INVESTOR SHARES             for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds
                                      5th Floor
                                      200 Liberty St.
                                      1 World Financial Center
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      39.468%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                                 7.68%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     National Investors Services Corp.                                12.22%
FUND -                                for the Exclusive Benefit of Our Customers
INSTITUTIONAL SHARES                  Sal Velle
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      Boston Partners Asset Mgmt. L. P.                                5.421%
                                      Attn: Jan Penney
                                      28 State St.
                                      Boston, MA 02109

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      67.811%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      FTC and Co.                                                      5.385%
                                      Attn: Datalynx House Account
                                      P.O. Box 173736
                                      Denver, CO 80217-3736

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     National Investors Services Corp.                               34.627%
FUND -                                for the Exclusive Benefit of Our Customers
INVESTOR SHARES                       Sal Velle
                                      200 Liberty St.
                                      New York, NY 10281

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                               14.187%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
SCHNEIDER SMALL CAP VALUE FUND        Arnold C. Schneider III                                          6.375%
                                      SEP IRA
                                      826 Turnbridge Road
                                      Wayne, PA 19087

------------------------------------- ------------------------------------------------------- ------------------------
                                      John Frederick Lyness                                            7.327%
                                      81 Hillcrest Ave.
                                      Summit, NJ 07901

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Fulvest & Co.                                                    7.354%
                                      c/o Fulton Bank Trust Department
                                      P.O. Box 3215
                                      Lancaster, PA 17604-3215

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                      17.817%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------
                                      Ursinus College Endowment Fund                                  20.482%
                                      P.O. Box 1000
                                      Collegeville, PA 19426

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & CO.                                                        9.267%
                                      A/C CPVF1854542
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------
BOGLE SMALL CAP GROWTH FUND-          National Investors Services Corp.                                9.883%
INVESTOR SHARES                       for the Exclusive Benefit of Our Customers
                                      55 Water Street
                                      32nd floor
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
BOGLE SMALL CAP GROWTH FUND-          FTC & Co.                                                        6.705%
INSTITUTIONAL SHARES                  Attn: Datalynx 125
                                      P.O. Box 173736
                                      Denver, CO 80217-3736

------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Equity Investment Portfolio L.P.                            8.495%
                                      1001 North U.S. Highway One
                                      Suite 800
                                      Jupiter, FL 33477

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co, Inc.                                       63.924%
                                      Special Custody Account
                                      for the Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104

------------------------------------- ------------------------------------------------------- ------------------------


         As of November 16, 2001, directors and officers as a group owned less than one percent of the shares of each class within the Company.

         SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectus, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.

FINANCIAL STATEMENTS
--------------------

         The audited financial statements and notes thereto in the Portfolio's Annual Report to Shareholders for the fiscal year ended August 31, 2001 (the "2001 Annual Report") are incorporated by reference into this Statement of Additional Information. No other parts of the 2001 Annual Report are incorporated by reference herein. The financial statements included in the 2001 Annual report have been audited by the Company's independent accountants, PricewaterhouseCoopers LLP., whose report thereon also appears in the Annual Report and is incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Copies of the 2001 Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------

COMMERCIAL PAPER RATINGS
------------------------

         A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

         "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertanties which could lead to the obligors inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.



         Moody's commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.


         "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.


         "D" - Securities are in actual or imminent payment default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

         The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:


         "AAA" - An obligation rated "AAA" is the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


         Obligors rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment.


         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.


         "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.



         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:


         "Aaa" - Bonds and preferred stock are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds and preferred stock are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds and preferred stock possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds and preferred stock are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds and preferred stock are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds and preferred stock generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds and preferred stock are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds and preferred stock represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds and preferred stock are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.


         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.


MUNICIPAL NOTE RATINGS
----------------------

         A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.


         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.


         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:


         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.


         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.


         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.


                                                               PART C

                                                         OTHER INFORMATION

Item 23.  EXHIBITS

                                                                                                     SEE NOTE #
                                                                                                     ----------


         (a)      (1)      Articles of Incorporation of Registrant.                                         1

                  (2)      Articles Supplementary of Registrant.                                            1
                  (3)      Articles of Amendment to Articles of Incorporation of Registrant.                2
                  (4)      Articles Supplementary of Registrant.                                            2
                  (5)      Articles Supplementary of Registrant.                                            5
                  (6)      Articles Supplementary of Registrant.                                            6
                  (7)      Articles Supplementary of Registrant.                                            9
                  (8)      Articles Supplementary of Registrant.                                            10
                  (9)      Articles Supplementary of Registrant.                                            11
                  (10)     Articles Supplementary of Registrant.                                            11
                  (11)     Articles Supplementary of Registrant.                                            13
                  (12)     Articles Supplementary of Registrant.                                            13
                  (13)     Articles Supplementary of Registrant.                                            13
                  (14)     Articles Supplementary of Registrant.                                            13
                  (15)     Articles Supplementary of Registrant.                                            14
                  (16)     Articles Supplementary of Registrant.                                            17
                  (17)     Articles Supplementary of Registrant.                                            19
                  (18)     Articles Supplementary of Registrant.                                            21
                  (19)     Articles of Amendment to Charter of the Registrant.                              22
                  (20)     Articles Supplementary of Registrant.                                            22
                  (21)     Articles Supplementary of Registrant.                                            31
                  (22)     Articles Supplementary of Registrant.                                            31
                  (23)     Articles Supplementary of Registrant.                                            29
                  (24)     Articles Supplementary of Registrant.                                            29
                  (25)     Articles Supplementary of Registrant.                                            34
                  (26)     Articles Supplementary of Registrant.                                            36
                  (27)     Articles of Amendment to Charter of the Registrant.                              37
                  (28)     Articles Supplementary of Registrant.                                            37
                  (29)     Articles Supplementary of Registrant.                                            37
                  (30)     Articles of Amendment to Charter of the Registrant.                              37
                  (31)     Articles Supplementary of Registrant                                             38
         (b)      (1)      By-Laws, as amended.                                                             37
         (c)      (1)      See Articles VI, VII, VIII, IX and XI of Registrant's Articles of                1
                           Incorporation dated February 17, 1988.
                  (2)      See Articles II, III, VI, XIII, and XIV of Registrant's By-Laws as               17
                           amended through April 26, 1996.
         (d)      (1)      Investment Advisory Agreement (Money Market) between Registrant and              3
                           Provident Institutional Management Corporation, dated
                           as of August 16, 1988.

                  (2)      Sub-Advisory Agreement (Money Market) between Provident                          3
                           Institutional Management Corporation and Provident National Bank, dated as of August 16, 1988.

                  (3)      Assumption Agreement (Money Market Fund) between PNC                             34
                           Bank, N.A. and BlackRock Institutional Management Corporation (formerly
                           PNC Institutional Management Corporation) dated April 29, 1998.
                  (4)      Investment Advisory Agreement (Tax-Free Money Market) between                    3
                           Registrant and Provident Institutional Management Corporation, dated as of August 16, 1988.

                                       1

                                                                                                     SEE NOTE #
                                                                                                     ----------

                  (5)      Sub-Advisory Agreement (Tax-Free Money Market) between                           3
                           Provident Institutional Management Corporation and Provident National
                           Bank, dated as of August 16, 1988.

                  (6)      Assumption Agreement (Municipal Money Market Fund) between PNC                   34
                           Bank, N.A. and BlackRock Institutional Management Corporation (formerly
                           PNC Institutional Management Corporation) dated April 29, 1998.

                  (7)      Investment Advisory Agreement (Government Obligations                            3
                           Money Market) between Registrant and Provident Institutional Management
                           Corporation, dated as of August 16, 1988.

                  (8)      Sub-Advisory Agreement (Government Obligations Money Market)                     3
                           between Provident Institutional Management Corporation and Provident
                           National Bank, dated as of August 16, 1988.
                  (9)      Assumption Agreement (Government Obligations Money Market Fund) between          34
                           PNC Bank, N.A. and BlackRock Institutional Management Corporation
                           (formerly PNC Institutional Management Corporation) dated April 29, 1998.
                  (10)     Investment Advisory Agreement (Government Securities) between                    8
                           Registrant and Provident Institutional Management Corporation dated as of April 8, 1991.
                  (11)     Investment Advisory Agreement (New York Municipal Money Market) between          9
                           Registrant and Provident Institutional Management Corporation dated
                           November 5, 1991.
                  (12)     Investment Advisory Agreement (Tax-Free Money Market) between                    10
                           Registrant and Provident Institutional Management Corporation dated
                           April 21, 1992.
                  (13)     Investment Advisory Agreement (n/i Micro Cap Fund) between Registrant            17
                           and Numeric Investors, L.P.
                  (14)     Investment Advisory Agreement (n/i Growth Fund) between Registrant and           17
                           Numeric Investors, L.P.
                  (15)     Investment Advisory Agreement (n/i Mid Cap Fund - formerly Growth &              17
                           Value) between Registrant and Numeric Investors, L.P.
                  (16)     Investment Advisory Agreement (Boston Partners Large Cap Value Fund)             20
                           between Registrant and Boston Partners Asset Management, L.P.
                  (17)     Investment Advisory Agreement (Boston Partners Mid Cap Value Fund)               22
                           between Registrant and Boston Partners Asset Management, L.P.
                  (18)     Investment Advisory Agreement (Boston Partners Bond Fund) between                24
                           Registrant and Boston Partners Asset Management, L.P. dated December 1,
                           1997.
                  (19)     Investment Advisory Agreement (Schneider Small Cap Value Fund) between           29
                           Registrant and Schneider Capital Management Company.
                  (20)     Investment Advisory Agreement (Boston Partners Small Cap Value Fund II           29
                           - formerly Micro Cap Value) between Registrant and Boston Partners
                           Asset Management, L.P.
                  (21)     Investment Advisory Agreement (Boston Partners Long/Short Equity Fund -          31
                           formerly Market Neutral) between Registrant and Boston Partners Asset
                           Management, L.P.
                  (22)     Investment Advisory Agreement (n/i Small Cap Value Fund) between                 31
                           Registrant and Numeric Investors, L.P.
                  (23)     Form of Investment Advisory Agreement (Boston Partners Fund - Formerly           32
                           Long-Short Equity) between Registrant and Boston Partners Asset
                           Management, L.P.

                                       2

                                                                                                     SEE NOTE #
                                                                                                     ----------

                  (24)     Investment Advisory Agreement (Bogle Small Cap Growth Fund) between              34
                           Registrant and Bogle Investment Management, L. P.
                  (25)     Amendment No. 1 to Investment Advisory Agreement between Registrant and          38
                           Numeric Investors, L. P. for the n/i numeric investors Growth Fund.
                  (26)     Amendment No. 1 to Investment Advisory Agreement between Registrant and          38
                           Numeric Investors, L. P. for the n/i numeric investors Mid Cap Fund.
                  (27)     Amendment No. 1 to Investment Advisory Agreement between Registrant and          38
                           Numeric Investors, L. P. for the n/i numeric investors Small Cap Value
                           Fund.
         (e)      (1)      Distribution Agreement between Registrant and PFPC Distributors,                 38
                           Inc. dated as of January 2, 2001.
                  (2)      Distribution Agreement Supplement between Registrant and PFPC                    40
                           Distributors, Inc. (Bear Stearns Money Class)
                  (3)      Distribution Agreement Supplement between Registrant and PFPC                    40
                           Distributors, Inc. (Bear Stearns Municipal Money Class)
                  (4)      Distribution Agreement Supplement between Registrant and PFPC                    40
                           Distributors, Inc. (Bear Stearns Government Money Class)
         (f)               Fund Office Retirement Profit-Sharing and Trust Agreement, dated as              23
                           of October 24, 1990, as amended.
         (g)      (1)      Custodian Agreement between Registrant and Provident National Bank               3
                           dated as of August 16, 1988.
                  (2)      Sub-Custodian Agreement among The Chase Manhattan Bank, N.A., the                10
                           Registrant and Provident National Bank, dated as of July 13, 1992, relating to custody of Registrant's foreign securities.
                  (3)      Amendment No. 1 to Custodian Agreement dated August 16, 1988.                    9
                  (4)      Custodian Contract between Registrant and State Street Bank and Trust            12
                           Company.
                  (5)      Custody Agreement between Registrant and Custodial Trust Company on              17
                           behalf of n/i Micro Cap Fund, n/i Growth Fund and n/i Mid Cap Fund
                           (formerly Growth & Value) Portfolios of the Registrant.
                  (6)      Custodian Agreement Supplement Between Registrant and PNC Bank,                  20
                           National Association dated October 16, 1996.
                  (7)      Custodian Agreement Supplement between Registrant and PNC Bank,                  22
                           National Association, on behalf of the Boston Partners Mid Cap Value
                           Fund.
                  (8)      Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on          24
                           behalf of the Boston Partners Bond Fund.
                  (9)      Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on          29
                           behalf of the Schneider Small Cap Value Fund.
                  (10)     Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on          29
                           behalf of the Boston Partners Small Cap Value Fund II (formerly Micro
                           Cap Value).
                  (11)     Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on          31
                           behalf of Boston Partners Long/Short Equity Fund (formerly Market
                           Neutral).
                  (12)     Custodian Agreement Supplement between Registrant and Custodial Trust            31
                           Company on behalf of n/i Small Cap Value Fund.
                  (13)     Form of Custodian Agreement Supplement between Registrant and                    32
                           PFPC Trust Company (Boston Partners Fund - formerly Long Short Equity)
                  (14)     Custodian Agreement Supplement between Registrant and PFPC                       34
                           Trust Company (Bogle Small Cap Growth Fund)

                                       3

                                                                                                     SEE NOTE #
                                                                                                     ----------

                  (15)     Form of letter Agreement among Registrant, The Chase Manhattan Bank             39
                           and PFPC Trust Company, dated as of July 19, 2001, relating to custody of Registrant's foreign securities.

         (h)      (1)      Transfer Agency Agreement (Sansom Street) between Registrant and                 3
                           Provident Financial Processing Corporation, dated as of August 16, 1988.
                  (2)      Transfer Agency Agreement (Cash Preservation) between Registrant and             3
                           Provident Financial Processing Corporation, dated as of August 16, 1988.
                  (3)      Shareholder Servicing Agreement (Sansom Street Money Market).                    3
                  (4)      Shareholder Servicing Agreement (Sansom Street Tax-Free Money Market).           3
                  (5)      Shareholder Servicing Agreement (Sansom Street Government Obligations            3
                           Money Market).
                  (6)      Shareholder Services Plan (Sansom Street Money Market).                          3
                  (7)      Shareholder Services Plan (Sansom Street Tax-Free Money Market).                 3
                  (8)      Shareholder Services Plan (Sansom Street Government Obligations Money            3
                           Market).
                  (9)      Transfer Agency Agreement (Bedford) between Registrant and Provident             3
                           Financial Processing Corporation, dated as of August 16, 1988.
                  (10)     Administration and Accounting Services Agreement between Registrant and          8
                           Provident Financial Processing Corporation, relating to Government
                           Securities Portfolio, dated as of April 10, 1991.
                  (11)     Administration and Accounting Services Agreement between Registrant and          9
                           Provident Financial Processing Corporation, relating to New York
                           Municipal Money Market Portfolio dated as of November 5, 1991.
                  (12)     Transfer Agency Agreement and Supplements (Bradford, Beta, Gamma,                9
                           Delta, Epsilon, Zeta, Eta and Theta) between Registrant and Provident
                           Financial Processing Corporation dated as of November 5, 1991.
                  (13)     Administration and Accounting Services Agreement between Registrant and          10
                           Provident Financial Processing Corporation, relating to Tax-Free Money
                           Market Portfolio, dated as of April 21, 1992.
                  (14)     Transfer Agency and Service Agreement between Registrant and State               15
                           Street Bank and Trust Company and PFPC, Inc. dated February 1, 1995.
                  (15)     Supplement to Transfer Agency and Service Agreement between Registrant,          15
                           State Street Bank and Trust Company, Inc. and PFPC dated April 10, 1995.
                  (16)     Amended and Restated Credit Agreement dated December 15, 1994.                   16
                  (17)     Transfer Agency Agreement Supplement (n/i Micro Cap Fund, n/i Growth             17
                           Fund and n/i Mid Cap Fund (formerly Growth & Value)) between Registrant and PFPC, Inc. dated April 14, 1996.
                  (18)     Administration and Accounting Services Agreement between Registrant and          17
                           PFPC, Inc. (n/i Micro Cap Fund) dated April 24, 1996.
                  (19)     Administration and Accounting Services Agreement between Registrant and          17
                           PFPC, Inc. (n/i Growth Fund) dated April 24, 1996.
                  (20)     Administration and Accounting Services Agreement between Registrant and          17
                           PFPC, Inc. (n/i Mid Cap Fund (formerly Growth & Value)) dated April 24,
                           1996.
                  (21)     Transfer Agreement and Service Agreement between Registrant and State            18
                           Street Bank and Trust Company.

                                       4

                                                                                                     SEE NOTE #
                                                                                                     ----------

                  (22)     Administration and Accounting Services Agreement between the Registrant          21
                           and PFPC Inc. dated October 16, 1996 (Boston Partners Large Cap Value
                           Fund).
                  (23)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.            20
                           (Boston Partners Large Cap Value Fund, Institutional Class).
                  (24)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.            20
                           (Boston Partners Large Cap Value Fund, Investor Class).
                  (25)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.            20
                           (Boston Partners Large Cap Value Fund, Advisor Class).
                  (26)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.,           22
                           (Boston Partners Mid Cap Value Fund, Institutional Class).
                  (27)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.,           22
                           (Boston Partners Mid Cap Value Fund, Investor Class).
                  (28)     Administration and Accounting Services Agreement between Registrant and          22
                           PFPC Inc. dated, May 30, 1997 (Boston Partners Mid Cap Value Fund).
                  (29)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.           24
                           dated December 1, 1997 (Boston Partners Bond Fund, Institutional Class).
                  (30)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.           24
                           dated December 1, 1997 (Boston Partners Bond Fund, Investor Class).
                  (31)     Administration and Accounting Services Agreement between Registrant and          24
                           PFPC, Inc. dated December 1, 1997 (Boston Partners Bond Fund).
                  (32)     Administration and Accounting Services Agreement between Registrant and          29
                           PFPC Inc. (Schneider Small Cap Value Fund).
                  (33)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.            29
                           (Schneider Small Cap Value Fund).
                  (34)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.           29
                           (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value),
                           Institutional Class).
                  (35)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.           29
                           (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value),
                           Investor Class).
                  (36)     Administration and Accounting Services Agreement between Registrant and          29
                           PFPC, Inc. (Boston Partners Micro Cap Value Fund).
                  (37)     Administrative Services Agreement between Registrant and Provident               26
                           Distributors, Inc. dated as of May 29, 1998 and relating to the n/i funds, Schneider Small Cap Value Fund and Institutional Shares of the
                           Boston Partners Funds.
                  (38)     Administrative Services Agreement Supplement between Registrant and              31
                           Provident Distributors, Inc. relating to the Boston Partners Long/Short
                           Equity Fund (formerly Market Neutral) - Institutional Class.
                  (39)     Administrative and Accounting Services Agreement between Registrant and          31
                           PFPC, Inc. (Boston Partners Long/Short Equity Fund (formerly Market
                           Neutral) -  Institutional and Investor Classes).
                  (40)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.           31
                           (Boston Partners Long/Short Equity Fund (formerly Market Neutral) -
                           Institutional and Investor Classes).
                  (41)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.           31
                           (n/i Small Cap Value Fund).

                                       5

                                                                                                     SEE NOTE #
                                                                                                     ----------

                  (42)     Administration and Accounting Services Agreement between Registrant and          31
                           PFPC, Inc. (n/i Small Cap Value Fund).
                  (43)     Co-Administration Agreement between Registrant and Bear Stearns Funds            31
                           Management, Inc. (n/i Small Cap Value Fund).
                  (44)     Administrative Services Agreement between Registrant and Provident               31
                           Distributors, Inc. (n/i Small Cap Value Fund).
                  (45)     Form of Transfer Agency Agreement Supplement between                             32
                           Registrant and PFPC, Inc. (Boston Partners Fund (formerly Long-Short
                           Equity)).
                  (46)     Form of Administrative Services Agreement Supplement between                     32
                           Registrant and Provident Distributors, Inc. (Boston Partners Fund
                           (formerly Long-Short Equity) - Institutional Shares).
                  (47)     Form of Administration and Accounting Services Agreement                         32
                           between Registrant and PFPC, Inc. (Boston Partners Fund (formerly
                           Long-Short Equity)).
                  (48)     Transfer Agency Agreement Supplement between Registrant and                      34
                           PFPC, Inc. (Bogle Small Cap Growth Fund).
                  (49)     Administrative Services Agreement between Registrant and                         34
                           Provident Distributors, Inc. (Bogle Small Cap Growth Fund).
                  (50)     Non 12b-1 Shareholder Services Plan and Agreement for Bogle                      34
                           Small Cap Growth Investor Shares.
                  (51)     Agreement between E*TRADE Group, Inc.,                                           36
                           Registrant and Registrant's principal underwriter.
                  (52)     Fee Waiver Agreement for n/i Numeric Investors Funds.                            36
                  (53)     Administration and Accounting Services Agreement between                         36
                           Registrant and PFC, Inc. (Bogle Investment Management Small Cap
                           Growth Fund).
                  (54)     Solicitation Agreement between n/i Numeric Investors and                         36
                           Shareholder Communications Corporation.
                  (55)     Administrative Services Assignment Agreement between                             38
                           Registrant and PFPC Distributors, Inc. dated January 2, 2001.
                  (56)     Transfer Agency Supplement between Registrant and PFPC Inc.                      40
                           for the Bear Stearns Money Market Family.

         (i)               Opinion of Drinker Biddle & Reath LLP                                            41
         (j)      (1)      Consent of Drinker Biddle & Reath LLP.                                           41
                  (2)      Consent of Independent Auditors.                                                 41

         (k)               None.
         (l)      (1)      Subscription Agreement (relating to Classes A through N).                        2
                  (2)      Subscription Agreement between Registrant and Planco Financial                   7
                           Services, Inc., relating to Classes O and P.
                  (3)      Subscription Agreement between Registrant and Planco Financial                   7
                           Services, Inc., relating to Class Q.
                  (4)      Subscription Agreement between Registrant and Counsellors Securities             9
                           Inc. relating to Classes R, S, and Alpha 1 through Theta 4.
                  (5)      Purchase Agreement between Registrant and Numeric Investors, L.P.                17
                           relating to Class FF (n/i Micro Cap Fund).
                  (6)      Purchase Agreement between Registrant and Numeric Investors, L.P.                17
                           relating to Class GG (n/i Growth Fund).
                  (7)      Purchase Agreement between Registrant and Numeric Investors, L.P.                17
                           relating to Class HH (n/i Mid Cap Fund - formerly Growth & Value).
                  (8)      Purchase Agreement between Registrant and Boston Partners Asset                  21
                           Management, L.P. relating to Classes QQ, RR and SS (Boston Partners
                           Large Cap Value Fund).
                  (9)      Purchase Agreement between Registrant and Boston Partners Asset                  22
                           Management, L.P. relating to Classes TT and UU (Boston Partners Mid Cap
                           Value Fund).


                                       6

                                                                                                    SEE NOTE #
                                                                                                     ----------

                  (10)     Purchase Agreement between Registrant and Boston Partners Asset                  24
                           Management L.P. relating to Classes VV and WW (Boston Partners Bond
                           Fund).
                  (11)     Purchase Agreement between Registrant and Schneider Capital Management           29
                           Company relating to Class YY (Schneider Small Cap Value Fund).
                  (12)     Purchase Agreement between Registrant and Boston Partners Asset                  29
                           Management, L.P. relating to Classes DDD and EEE (Boston Partners Small
                           Cap Value Fund II (formerly Micro Cap Value)).
                  (13)     Purchase Agreement between Registrant and Boston Partners Asset                  31
                           Management relating to Classes III and JJJ (Boston Partners Long/Short
                           Equity Fund (formerly Market Neutral)).
                  (14)     Purchase Agreement between Registrant and Provident Distributors, Inc.           31
                           relating to Class MMM (n/i Small Cap Value Fund).
                  (15)     Form of Purchase Agreement between Registrant and Boston                         32
                           Partners Asset Management, L. P. relating to Classes KKK and LLL
                           (Boston Partners Fund (formerly Long-Short Equity)).
                  (16)     Purchase Agreement between Registrant and Bogle Investment                       34
                           Management, L. P. (Bogle Small Cap Growth Fund)
         (m)      (1)      Plan of Distribution (Sansom Street Money Market).                               3
                  (2)      Plan of Distribution (Sansom Street Tax-Free Money Market).                      3
                  (3)      Plan of Distribution (Sansom Street Government Obligations Money                 3
                           Market).
                  (4)      Plan of Distribution (Cash Preservation Money).                                  3
                  (5)      Plan of Distribution (Cash Preservation Tax-Free Money Market).                  3
                  (6)      Plan of Distribution (Bedford Money Market).                                     3
                  (7)      Plan of Distribution (Bedford Tax-Free Money Market).                            3
                  (8)      Plan of Distribution (Bedford Government Obligations Money Market).              3
                  (9)      Plan of Distribution (Income Opportunities High Yield).                          7
                  (10)     Amendment No. 1 to Plans of Distribution (Classes A through Q).                  8
                  (11)     Plan of Distribution (Beta Tax-Free Money Market).                               9
                  (12)     Plan of Distribution (Beta Government Obligations Money Market).                 9
                  (13)     Plan of Distribution (Beta New York Money Market).                               9
                  (14)     Plan of Distribution (Gamma Tax-Free Money Market).                              9
                  (15)     Plan of Distribution (Gamma Government Obligations Money Market).                9
                  (16)     Plan of Distribution (Gamma New York Municipal Money Market).                    9
                  (17)     Plan of Distribution (Delta New York Municipal Money Market).                    9
                  (18)     Plan of Distribution (Epsilon Money Market).                                     9
                  (19)     Plan of Distribution (Epsilon Tax-Free Money Market).                            9
                  (20)     Plan of Distribution (Epsilon Government Obligations Money Market).              9
                  (21)     Plan of Distribution (Epsilon New York Municipal Money Market).                  9
                  (22)     Plan of Distribution (Zeta Money Market).                                        9
                  (23)     Plan of Distribution (Zeta Tax-Free Money Market).                               9
                  (24)     Plan of Distribution (Zeta Government Obligations Money Market).                 9
                  (25)     Plan of Distribution (Zeta New York Municipal Money Market).                     9
                  (26)     Plan of Distribution (Eta Money Market).                                         9
                  (27)     Plan of Distribution (Eta Tax-Free Money Market).                                9
                  (28)     Plan of Distribution (Eta Government Obligations Money Market).                  9
                  (29)     Plan of Distribution (Eta New York Municipal Money Market).                      9
                  (30)     Plan of Distribution (Theta Money Market).                                       9
                  (31)     Plan of Distribution (Theta Tax-Free Money Market).                              9
                  (32)     Plan of Distribution (Theta Government Obligations Money Market).                9

                                       7

                                                                                                     SEE NOTE #
                                                                                                     ----------

                  (33)     Plan of Distribution (Theta New York Municipal Money Market).                    9
                  (34)     Plan of Distribution (Boston Partners Large Cap Value Fund Investor              21
                           Class).
                  (35)     Plan of Distribution (Boston Partners Large Cap Value Fund Advisor               21
                           Class).
                  (36)     Plan of Distribution (Boston Partners Mid Cap Value Fund Investor                21
                           Class).
                  (37)     Plan of Distribution (Boston Partners Bond Fund Investor Class).                 24
                  (38)     Plan of Distribution (Boston Partners Small Cap Value Fund II (formerly          25
                           Micro Cap Value) Investor Class).
                  (39)     Amendment to Plans of Distribution pursuant to Rule 12b-1.                       31
                  (40)     Plan of Distribution (Boston Partners Long/Short Equity Fund (formerly           30
                           Market Neutral) - Investor Class).

                  (41)     Plan of Distribution (Principal Money Market).                                   29

                  (42)     Form of Plan of Distribution (Boston Partners Fund (formerly Long                32
                           Short Equity) - Investor Class).
                  (43)     Plan of Distribution (Bear Stearns Money Market Fund)                            40
                  (44)     Plan of Distribution (Bear Stearns Municipal Money Market Fund)                  40
                  (45)     Plan of Distribution (Bear Stearns Government Obligations Money                  40
                           Market Fund)
         (n)               Not applicable.
         (o)               Amended 18f-3 Plan.                                                              40
         (p)      (1)      Code of Ethics of the Registrant.                                                37
                  (2)      Code of Ethics of Boston Partners Asset Management, L. P.                        39
                  (3)      Code of Ethics of Numeric Investors, L. P.                                       37
                  (4)      Code of Ethics of Schneider Capital Management Company.                          37
                  (5)      Code of Ethics of Bogle Investment Management, L. P.                             39
                  (6)      Code of Ethics of PFPC Distributors, Inc.                                        39

NOTE #


1 Incorporated herein by reference to Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

2 Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

3 Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

4 Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on October 25, 1989.

5 Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

6 Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

7 Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

8 Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

9 Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

10 Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

11 Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

12 Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement (No. 33-20827) filed on October 28, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

13 Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

14 Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement (No. 33-20827) filed on March 31, 1995.

15 Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

16 Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement (No. 33-20827) filed on October 25, 1995.

17 Incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

18 Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement (No. 33-20827) filed on July 30, 1996.

19 Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement (No. 33-20827) filed on October 11, 1996.

20 Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

21 Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

22 Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (33-20827) filed on September 25, 1997.

23 Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant's Registration Statement (33-20827) filed on December 1, 1997.

24 Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (33-20827) filed on December 8, 1997.

25 Incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement (33-20827) filed on April 10, 1998.

26 Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement (33-20827) filed on June 25, 1998.

27 Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant's Registration Statement (33-20827) filed on August 25, 1998.

28 Incorporated herein by reference to Post-Effective Amendment No. 59 to the Registrant's Registration Statement (33-20827) filed on September 15, 1998.

29 Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (33-20827) filed on October 29, 1998.

30 Incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant's Registration Statement (33-20827) filed on November 12, 1998.

31 Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (33-20827) filed on December 14, 1998.

32 Incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (33-20827) filed on May 19, 1999.

33 Incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant's Registration Statement (33-20827) filed on July 2, 1999.

34 Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (33-20827) filed on September 30, 1999.

35 Incorporated herein by reference to Post-Effective Amendment No. 68 to the Registrant's Registration Statement (33-20827) filed on September 30, 1999.

36 Incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (33-20827) filed on December 1, 1999.

37 Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (33-20827) filed on December 29, 2000.

38 Incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (33-20827) filed on March 15, 2001.

39 Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant's Registration Statement (33-20827) filed on December 4, 2001.


40 Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant's Registration Statement (33-20827) filed on December 4, 2001.

41    A copy of such exhibit is filed electronically herewith.

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            None.

Item 25.    INDEMNIFICATION

                  Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits (a)(1) and (a)(3), provide as follows:

                  Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                  Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

                  Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Sections 2 and 3 of the Assumption Agreements between PNC Bank, N.A. ("PNC") and Blackrock Institutional Management Corporation ("BIMC"), each dated April 29, 1998 and incorporated herein by reference to exhibits (d)(3), (d)(6) and (d)(9), provide for the indemnification of BIMC and PNC against certain losses.

Section 13 of the Investment Advisory Agreements between Registrant and Numeric Investors, L.P. ("Numeric"), dated April 24, 1996, April 24, 1996, April 24, 1996, and November 30, 1998 and incorporated herein by reference to exhibits
(d)(13), (d)(14), (d)(15) and (d)(22), provides for the indemnification of Numeric against certain losses.

Section 12 of the Investment Advisory Agreements between Registrant and Boston Partners Asset Management, L.P. ("Boston Partners"), dated October 16, 1996, May 30, 1997, December 1, 1997, July 1, 1998, November 13, 1998 and July 1, 1999 and
incorporated herein by reference to exhibits (d)(16), (d)(17), (d)(18), (d)(20),
(d)(21) and (d)(23), provides for the indemnification of Boston Partners against certain losses.

Section 12 of the Investment Advisory Agreement between Registrant and Bogle Investment Management, L.P. ("Bogle"), dated September 15, 1999 and incorporated herein by reference to exhibit (d)(24) provides for the indemnification of Bogle against certain losses.

Section 9 of the Distribution Agreement between Registrant and PFPC Distributors, Inc. ("PFPC"), dated January 2, 2001 and incorporated herein by reference to exhibit (e)(1) provides for the indemnification of PFPC Distributors against certain losses.

Item 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

            The information required by this Item 26 with respect to each director and officer of BlackRock Institutional Management Corporation ("BIMC") is incorporated by reference to Schedules A and D of Form ADV filed by BIMC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (File No. 801-13304).

            The information required by this Item 26 with respect to each director and officer of Numeric Investors, L.P. ("Numeric") is incorporated by reference to Schedules A and D of Form ADV filed by Numeric with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (File No. 801-35649).


            The information required by this Item 26 with respect to each director and officer of Bogle Investment Management, L.P. ("Bogle") is incorporated by reference to Schedules A and D of Form ADV filed by Bogle with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (File No. 801-56815).

            The information required by this Item 26 with respect to each director and officer of Boston Partners Asset Management, L.P. ("Boston Partners") is incorporated by reference to Schedules A and D of Form ADV filed by Boston Partners with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-49059).

            The information required by this Item 26 with respect to each director and officer of Schneider Capital Management Company ("Schneider") is incorporated by reference to Schedules A and D of Form ADV filed by Schneider with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-55439).

ITEM 27.  PRINCIPAL UNDERWRITER

          (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of September 30, 2001:

                           AB Funds Trust
                           AFBA 5 Star Funds
                           Columbia Common Stock Fund, Inc.
                           Columbia Growth Fund, Inc.
                           Columbia International Stock Fund, Inc.
                           Columbia Special Fund, Inc.
                           Columbia Small Cap Fund, Inc.
                           Columbia Real Estate Equity Fund, Inc.
                           Columbia Balanced Fund, Inc.
                           Columbia Daily Income Company
                           Columbia U.S. Government Securities Fund, Inc. Columbia Fixed Income Securities Fund, Inc. Columbia Municipal Bond Fund, Inc.
                           Columbia High Yield Fund, Inc.
                           Columbia National Municipal Bond Fund, Inc.
                           Columbia Strategic Value Fund, Inc.
                           Columbia Technology Fund, Inc.
                           Deutsche Asset Management VIT Funds
                           Forward Funds, Inc.
                           The Galaxy Fund
                           The Galaxy VIP Fund
                           Galaxy Fund II
                           GAMNA Series Funds, Inc.
                           Harris Insight Funds Trust
                           Hillview Investment Trust II
                           International Dollar Reserve Fund I, Ltd.
                           Kalmar Pooled Investment Trust
                           LKCM Funds
                           Matthews International Funds
                           McM Funds
                           Metropolitan West Funds
                           New Covenant Funds, Inc.
                           Pictet Funds
                           The RBB Fund, Inc.
                           RS Investment Trust
                           RWB/WPG U.S. Large Stock Fund
                           Stratton Growth Fund, Inc.
                           Stratton Monthly Dividend REIT Shares, Inc.
                           The Stratton Funds, Inc.
                           Tomorrow Funds Retirement Trust
                           Trainer, Wortham First Mutual Funds
                           Undiscovered Managers Funds
                           Weiss, Peck & Greer Funds Trust
                           Weiss, Peck & Greer International Fund
                           Whitehall Funds Trust
                           Wilshire Target Funds, Inc.
                           WPG Growth and Income Fund
                           WPG Tudor Fund
                           WT Investment Trust

          Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           BlackRock Provident Institutional Funds
                           BlackRock Funds, Inc.


          Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           Northern Funds Trust
                           Northern Institutional Funds Trust


          Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           The Offit Investment Fund, Inc.
                           The Offit Variable Insurance Fund, Inc.


          Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           ABN AMRO Funds

         PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.


         (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:


         Michael Denofrio                   -        Chairman, Chief Executive Officer and President
         Bruno DiStefano                    -        Vice President
         Susan K. Moscaritolo               -        Vice President
         Elizabeth T. Holtsbery             -        Vice President
         Lisa Colon                         -        Vice President
         Thomas Rodman                      -        Vice President
         Rita G. Adler                      -        Chief Compliance Officer
         Christine A. Ritch                 -        Chief Legal Officer, Secretary and Clerk
         Christopher S. Conner              -        Assistant Secretary and Assistant Clerk
         Bradley A. Stearns                 -        Assistant Secretary and Assistant Clerk
         John L. Wilson                     -        Assistant Secretary and Assistant Clerk
         Douglas D. Castagna                -        Controller and Assistant Treasurer
         Craig D. Stokarski                 -        Treasurer

         (c) Not applicable.

Item 28.          LOCATION OF ACCOUNTS AND RECORDS

                  (1) PFPC Trust Company (assignee under custodian agreement), 8800 Tinicum Boulevard, Suite 200, Philadelphia, PA 19153 (records relating to its functions as sub-adviser and custodian).

                  (2) PFPC Distributors, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406 (records relating to its functions as distributor).

                  (3) BlackRock Institutional Management Corporation, Bellevue Corporate Center, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

                  (4) PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

                  (5) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

                  (6) Numeric Investors, L.P., 1 Memorial Drive, Cambridge, Massachusetts 02142 (records relating to its function as investment adviser).

                  (7) Boston Partners Asset Management, L.P., One Financial Center, 43rd Floor, Boston, Massachusetts 02111 (records relating to its function as investment adviser).

                  (8) Schneider Capital Management Co., 460 East Swedesford Road, Suite 1080, Wayne, Pennsylvania 19087 (records relating to its function as investment adviser).

                  (9) Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540 (records relating to its functions as custodian).

                  (10) Bogle Investment Management, L.P., 57 River Street, Suite
                       206, Wellesley, Massachusetts 02481 (records relating to its function as investment adviser).

                  (11) Bear Stearns & Co. Inc., Funds Management Department, 575
                       Lexington Avenue, New York, NY 10022 (records relating to its function as co-administrator for investment portfolios advised by Numeric Investors L.P.)


Item 29.          MANAGEMENT SERVICES

                  None.

Item 30.          UNDERTAKINGS

                           (a) Registrant hereby undertakes to hold a meeting of
                               shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

                           (b) Registrant hereby undertakes to furnish each
                               person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 76 under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 76 to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, and State of Delaware on the 7th day of December, 2001.


                                            THE RBB FUND, INC.

                                            By:    /S/ EDWARD J. ROACH
                                                  -------------------------
                                                  Edward J. Roach
                                                  President and Treasurer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                SIGNATURE                                   TITLE                              DATE
                ---------                                   -----                              ----
/S/  EDWARD J. ROACH                            President (Principal Executive          December 7, 2001
-----------------------------                  Officer) and Treasurer (Principal
Edward J. Roach                                Financial and Accounting Officer)


*DONALD VAN RODEN                                          Director                     December 7, 2001
---------------------
Donald van Roden

*FRANCIS J. MCKAY                                          Director                     December 7, 2001
----------------------
Francis J. McKay

*MARVIN E. STERNBERG                                       Director                     December 7, 2001
----------------------
Marvin E. Sternberg

*JULIAN A. BRODSKY                                         Director                     December 7, 2001
----------------------
Julian A. Brodsky

*ARNOLD M. REICHMAN                                        Director                     December 7, 2001
----------------------
Arnold M. Reichman

*ROBERT SABLOWSKY                                          Director                     December 7, 2001
----------------------
Robert Sablowsky

*By:  /S/ EDWARD J. ROACH                                                               December 7, 2001
      -------------------
      Edward J. Roach
      Attorney-in-Fact

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Donald van Roden, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.


DATED:   November  9, 2000


         /S/ DONALD VAN RODEN
         --------------------
         Donald van Roden

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------

                  Know All Men by These Presents, that the undersigned, Francis
J. McKay, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   November  9, 2000


         /s/ FRANCIS J. MCKAY
         --------------------
         Francis J. McKay

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Marvin
E. Sternberg, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.


DATED:   November  9, 2000


         /s/ MARVIN E. STERNBERG
         -----------------------
         Marvin E. Sternberg

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Julian Brodsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.


DATED:   November  9, 2000


         /s/ JULIAN BRODSKY
         ------------------
         Julian Brodsky

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Arnold Reichman, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   November  9, 2000


         /s/ ARNOLD REICHMAN
         -------------------
         Arnold Reichman

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   November  9, 2000


         /s/ ROBERT SABLOWSKY
         --------------------
         Robert Sablowsky

                               THE RBB FUND, INC.

                                  EXHIBIT INDEX
                                  -------------

EXHIBITS
--------

(i)               Opinion of Drinker Biddle & Reath LLP
(j)      (1)      Consent of Drinker Biddle & Reath LLP
(j)      (2)      Consent of PricewaterhouseCoopers LLP